UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington
, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                            811-08918
HC Capital Trust
(Exact name of registrant as specified in charter)

Five Tower Bridge, 300 Barr Harbor Drive, 5th Floor, West Conshohocken, PA 19428
(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:   800-242-9596

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Reports to Stockholders.

Semiannual Report (Unaudited)
December 31, 2023
The Value Equity Portfolio
The Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
The Small Capitalization-Mid Capitalization Equity Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities Portfolio
The U.S. Corporate Fixed Income Securities Portfolio
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
The Short-Term Municipal Bond Portfolio
The Intermediate Term Municipal Bond Portfolio

December 31, 2023
We are pleased to present the December 31, 2023 Semiannual Report for the HC Capital Trust (the “Trust”).
The Trust is an open-end management investment company. As of December 31, 2023 , the Trust consisted of sixteen separate investment portfolios (the “Portfolios”). Day-to-day portfolio management services are provided to each of the Trust’s Portfolios by one or more independent money management organizations (“Specialist Managers”). Each Specialist Manager is subject to the supervision of HC Capital
Solutions, an operating division of Hirtle Callaghan & Co., LLC, which serves as the Trust’s primary investment adviser and to the general oversight of the Trust’s Board of Trustees.
The Value Equity Portfolio , seeks total return by investing in a diversified portfolio of equity securities of large companies with relatively low price-earnings ratios and high dividend yields.
The Growth Equity Portfolio , seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-
capitalization companies with superior prospects for earnings growth.
The Institutional U.S. Equity Portfolio , seeks capital appreciation by investing in a diversified portfolio of equity securities of large and mid-capitalization companies with superior prospects for earnings growth.
The Small Capitalization-Mid Capitalization Equity Portfolio, seeks long-term capital appreciation by investing in a diversified portfolio of equity securities of small and mid-capitalization companies.
The ESG Growth Portfolio, seeks to maximize total return subject to emphasizing environmental, social and governance (“ESG”)
focused investments.
The Catholic SRI Growth Portfolio, seeks to maximize total return integrating a range of social and moral concerns into its security selection process.
The International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.
The Institutional International Equity Portfolio, seeks to maximize total return by investing in a diversified portfolio of equity securities of companies based in countries other than the United States of America.
The Emerging Markets Portfolio, seeks total return, primarily through capital appreciation, by investing in a diversified portfolio of securities issued by companies domiciled, or doing a substantial portion of their business, in countries with a developing or emerging economy or securities market.
The Core Fixed Income Portfolio, seeks current income, consistent with the preservation of capital, by investing in a diversified portfolio of debt securities, including U.S. and non-U.S. government securities, corporate debt securities, and asset-backed issues.
The Corporate Opportunities Portfolio, seeks to achieve above-average total return by investing in high yield securities (commonly referred to as “junk bonds”).
The U.S. Government Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of U.S. Treasury and government related fixed income securities.
The U.S. Corporate Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of investment grade fixed income securities issued by
U.S. corporations.
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio, seeks to provide a moderate and sustainable level of current income, consistent with the preservation of capital by investing primarily in a diversified portfolio of publicly issued mortgage and asset backed securities.
The Short-Term Municipal Bond Portfolio, seeks a high level of current income exempt from Federal income tax, consistent with preservation of capital, by investing primarily in securities issued by municipalities and related securities.
The Intermediate Term Municipal Bond Portfolio, seeks a high level of current income, consistent with the preservation of capital, exempt from Federal income tax by investing in securities issued by municipalities and related entities.

Table of Contents
Semiannual Report (Unaudited)
HC CAPITAL TRUST
December 31, 2023
Portfolio of Investments 1
Statements of Assets and Liabilities 206
Statements of Operations 211
Statements of Change in Net Assets 216
Financial Highlights 222
Notes to Financial Statements 229
Additional Information 259

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
1
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks — 99.62%
Aerospace & Defense — 1.57%
3,065
HEICO Corp. ..................... $ 548
1,057
L3Harris Technologies, Inc. .......... 223
5,411
Lockheed Martin Corp. .............. 2,452
747
Northrop Grumman Corp. ............ 350
18,437
RTX Corp. ....................... 1,551
5,412
The Boeing Co.(a) ................. 1,411
4,420
TransDigm Group, Inc. .............. 4,471
11,006
Air Freight & Logistics — 0.57%
305
Expeditors International of Washington, Inc. 39
4,786
FedEx Corp. ..................... 1,211
1,886
GXO Logistics, Inc.(a) .............. 115
16,845
United Parcel Service, Inc., Class - B .... 2,648
4,013
Automobile Components — 0.41%
585
Gentex Corp. ..................... 19
12,500
Lear Corp. ....................... 1,765
75,708
QuantumScape Corp.(a) ............. 526
37,827
The Goodyear Tire & Rubber Co.(a) .... 542
2,852
Automobiles — 1.31%
36,906
Tesla, Inc.(a) ..................... 9,170
Banks — 3.75%
225,733
Bank of America Corp. .............. 7,600
16,687
Bank OZK ....................... 832
7,844
Citigroup, Inc. .................... 403
1,826
Citizens Financial Group, Inc. ......... 61
5,616
Columbia Banking System, Inc. ....... 150
15,989
Comerica, Inc. .................... 892
688
Commerce Bancshares, Inc. .......... 37
1,552
Cullen/Frost Bankers, Inc. ............ 168
3,013
East West Bancorp, Inc. ............. 217
13,076
Fifth Third Bancorp ................ 451
591
First Citizens BancShares, Inc., Class - A . 839
6,815
First Hawaiian, Inc. ................ 156
41,225
Huntington Bancshares, Inc. .......... 524
52,407
JPMorgan Chase & Co. ............. 8,914
3,497
M&T Bank Corp. .................. 479
42,174
Synovus Financial Corp. ............. 1,588
8,270
The PNC Financial Services Group, Inc. . 1,281
13,406
Wells Fargo & Co. ................. 660
16,779
Western Alliance Bancorp ............ 1,104
26,356
Beverages — 1.66%
4,600
Brown-Forman Corp., Class - B ....... 263
2,846
Constellation Brands, Inc., Class - A .... 688
Shares Security Description Value
(000)
Common Stocks (continued)
Beverages (continued)
6,891
Keurig Dr. Pepper, Inc. .............. $ 230
9,060
Monster Beverage Corp.(a) ........... 522
28,839
PepsiCo, Inc. ..................... 4,898
85,987
The Coca-Cola Co. ................. 5,066
11,667
Biotechnology — 2.15%
34,760
AbbVie, Inc. ..................... 5,386
2,223
Alnylam Pharmaceuticals, Inc.(a) ...... 426
14,171
Amgen, Inc. ...................... 4,082
17,938
United Therapeutics Corp.(a) ......... 3,944
3,143
Vertex Pharmaceuticals, Inc.(a) ........ 1,279
15,117
Broadline Retail — 3.49%
154,380
Amazon.com, Inc.(a) ............... 23,457
15,760
eBay, Inc. ....................... 687
5,126
Ollie's Bargain Outlet Holdings, Inc.(a) .. 389
24,533
Building Products — 0.74%
10,045
A.O. Smith Corp. .................. 828
21,311
Carrier Global Corp. ................ 1,224
13,273
Johnson Controls International PLC ..... 765
6,549
Masco Corp. ..................... 439
7,831
Trane Technologies PLC ............. 1,910
5,166
Capital Markets — 2.75%
4,496
Affiliated Managers Group, Inc. ....... 681
2,506
Ameriprise Financial, Inc. ............ 952
2,656
Ares Management Corp., Class - A ..... 316
4,582
BlackRock, Inc. ................... 3,720
1,669
CME Group, Inc. .................. 351
7,651
Coinbase Global, Inc., Class - A(a) ..... 1,331
4,721
Evercore, Inc. .................... 808
16,955
Franklin Resources, Inc. ............. 505
2,293
Interactive Brokers Group, Inc. ........ 190
3,061
Intercontinental Exchange, Inc. ........ 393
9,972
Invesco Ltd. ...................... 178
17,093
Jefferies Financial Group, Inc. ......... 691
9,493
KKR & Co., Inc. .................. 786
20,369
Morgan Stanley ................... 1,899
686
Morningstar, Inc. .................. 196
1,887
Nasdaq, Inc. ..................... 110
269
S&P Global, Inc. .................. 118
7,695
State Street Corp. .................. 596
7,780
T. Rowe Price Group, Inc. ............ 838
25,629
The Charles Schwab Corp. ........... 1,763

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Capital Markets (continued)
7,506
The Goldman Sachs Group, Inc. ....... $ 2,896
19,318
Chemicals — 1.56%
7,464
Air Products & Chemicals, Inc. ........ 2,044
4,923
Axalta Coating Systems Ltd.(a) ........ 167
1,640
Celanese Corp. .................... 255
30,439
CF Industries Holdings, Inc. .......... 2,421
9,311
Corteva, Inc. ..................... 446
9,217
Dow, Inc. ....................... 505
13,063
DuPont de Nemours, Inc. ............ 1,005
2,671
Linde PLC ....................... 1,097
7,173
LyondellBasell Industries N.V., Class - A . 682
24,876
Olin Corp. ....................... 1,342
6,716
PPG Industries, Inc. ................ 1,004
10,968
Commercial Services & Supplies — 1.38%
11,948
Clean Harbors, Inc.(a) .............. 2,086
109,396
Copart, Inc.(a) .................... 5,361
1,577
RB Global, Inc. ................... 105
1,270
Republic Services, Inc. .............. 209
2,747
Stericycle, Inc.(a) .................. 136
1,167
Veralto Corp. ..................... 96
9,682
Waste Management, Inc. ............. 1,734
9,727
Communications Equipment — 0.69%
90,637
Cisco Systems, Inc. ................ 4,579
774
Motorola Solutions, Inc. ............. 242
4,821
Construction & Engineering — 0.11%
3,578
AECOM ........................ 331
841
Arcosa, Inc. ...................... 70
1,667
Quanta Services, Inc. ............... 359
760
Construction Materials — 0.18%
1,351
Martin Marietta Materials, Inc. ........ 674
2,578
Vulcan Materials Co. ............... 585
1,259
Consumer Finance — 1.20%
20,855
American Express Co. .............. 3,907
20,025
Capital One Financial Corp. .......... 2,626
6,409
Discover Financial Services .......... 720
14,450
OneMain Holdings, Inc. ............. 711
44,363
SoFi Technologies, Inc.(a) ............ 441
8,405
Shares Security Description Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.89%
3,254
Casey's General Stores, Inc. .......... $ 894
3,889
Costco Wholesale Corp. ............. 2,568
952
Dollar General Corp. ............... 129
4,169
Dollar Tree, Inc.(a) ................. 592
9,412
Sysco Corp. ...................... 688
17,745
Target Corp. ..................... 2,527
9,040
The Kroger Co. ................... 413
34,781
Walmart, Inc. ..................... 5,484
13,295
Containers & Packaging — 0.33%
262
AptarGroup, Inc. .................. 32
27
Avery Dennison Corp. .............. 5
22,939
Ball Corp. ....................... 1,320
10,608
International Paper Co. .............. 384
2,050
Packaging Corp. of America .......... 334
2,320
Silgan Holdings, Inc. ............... 105
2,452
Sonoco Products Co. ............... 137
2,317
Distributors — 0.08%
3,827
Genuine Parts Co. ................. 530
Diversified Consumer Services — 0.08%
7,498
H&R Block, Inc. .................. 363
3,097
Service Corp. International ........... 212
575
Diversified Telecommunication Services — 0.26%
4,671
GCI Liberty, Inc.(a)(b) .............. –
48,780
Verizon Communications, Inc. ......... 1,839
1,839
Electric Utilities — 1.47%
1,604
Alliant Energy Corp. ............... 82
30,034
American Electric Power Co., Inc. ...... 2,438
3,035
Constellation Energy Corp. ........... 355
7,685
Duke Energy Corp. ................. 746
1,914
Edison International ................ 137
9,746
Eversource Energy ................. 602
9,106
Exelon Corp. ..................... 327
70,548
Hawaiian Electric Industries, Inc. ...... 1,001
35,480
NextEra Energy, Inc. ............... 2,155
32,159
The Southern Co. .................. 2,255
4,017
Xcel Energy, Inc. .................. 249
10,347
Electrical Equipment — 0.82%
3,350
AMETEK, Inc. ................... 552
12,355
Eaton Corp. PLC .................. 2,976
16,658
Emerson Electric Co. ............... 1,621

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Electrical Equipment (continued)
3,984
Regal Rexnord Corp. ............... $ 590
5,739
Electronic Equipment, Instruments & Components
— 0.02%
1,050
Keysight Technologies, Inc.(a) ........ 167
Energy Equipment & Services — 0.58%
26,930
Halliburton Co. ................... 974
6,095
Helmerich & Payne, Inc. ............. 221
23,556
Patterson-UTI Energy, Inc. ........... 254
42,009
Schlumberger N.V. ................. 2,185
21,429
TechnipFMC PLC ................. 432
4,066
Entertainment — 0.85%
430
Atlanta Braves Holdings, Inc.(a) ....... 17
14,871 Liberty Media Corp.-Liberty Formula
One(a) ..................... 939
636
Liberty Media Corp.-Liberty Live(a) .... 24
4,935
Netflix, Inc.(a) .................... 2,403
28,322
The Walt Disney Co. ............... 2,557
5,940
Financial Services — 3.51%
8,213
Apollo Global Management, Inc. ....... 765
23,877
Berkshire Hathaway, Inc., Class - B(a) ... 8,517
14,613
Equitable Holdings, Inc. ............. 487
3,316
Fiserv, Inc.(a) ..................... 440
4,425
Global Payments, Inc. ............... 562
18,311
Mastercard, Inc., Class - A ........... 7,810
23,246
Visa, Inc., Class - A ................ 6,052
43
WEX, Inc.(a) ..................... 8
24,641
Food Products — 0.71%
13,782
Archer-Daniels-Midland Co. .......... 995
3,437
Campbell Soup Co. ................ 149
16,807
Conagra Brands, Inc. ............... 482
5,689
Flowers Foods, Inc. ................ 128
12,760
General Mills, Inc. ................. 831
2,450
Hormel Foods Corp. ................ 79
10,284
Kellogg Co. ...................... 575
9,502
Mondelez International, Inc., Class - A ... 688
1,277
Post Holdings, Inc.(a) ............... 112
1,964
The Hershey Co. .................. 366
13,887
The Kraft Heinz Co. ................ 514
2,571
WK Kellogg Co. .................. 34
4,953
Shares Security Description Value
(000)
Common Stocks (continued)
Gas Utilities — 0.01%
808
Atmos Energy Corp. ................ $ 94
Ground Transportation — 1.25%
4,011
CSX Corp. ....................... 139
2,655
Knight-Swift Transportation Holdings, Inc. 153
5,345
Norfolk Southern Corp. ............. 1,264
1,462
Old Dominion Freight Line, Inc. ....... 593
1,886
RXO, Inc.(a) ..................... 44
7,527
Ryder System, Inc. ................. 866
13,196
Uber Technologies, Inc.(a) ........... 812
327
U-Haul Holding Co.(a) .............. 23
2,943
U-Haul Holding Co. ................ 207
18,473
Union Pacific Corp. ................ 4,538
1,886
XPO, Inc.(a) ..................... 165
8,804
Health Care Equipment & Supplies — 2.16%
48,674
Abbott Laboratories ................ 5,358
5,533
Align Technology, Inc.(a) ............ 1,516
4,797
Becton Dickinson & Co. ............. 1,170
5,314
Dexcom, Inc.(a) ................... 659
9,953
Edwards Lifesciences Corp.(a) ........ 759
1,648
Enovis Corp.(a) ................... 92
19,348
Envista Holdings Corp.(a) ............ 466
2,648
GE HealthCare Technologies, Inc. ...... 205
9,518
ICU Medical, Inc.(a) ............... 949
1,653
IDEXX Laboratories, Inc.(a) .......... 917
2,647
Intuitive Surgical, Inc.(a) ............ 893
74
Medtronic PLC ................... 6
26,890
Novocure Ltd.(a) .................. 401
1,434
Penumbra, Inc.(a) .................. 361
1,498
STERIS PLC ..................... 329
22,278
Tandem Diabetes Care, Inc.(a) ......... 659
1,671
Teleflex, Inc. ..................... 417
15,157
Health Care Providers & Services — 2.91%
3,127
AmerisourceBergen Corp. ............ 642
24,101
Centene Corp.(a) .................. 1,789
14,322
CVS Health Corp. ................. 1,131
4,252
Elevance Health, Inc. ............... 2,005
4,756
HCA Healthcare, Inc. ............... 1,287
2,789
Humana, Inc. ..................... 1,277
2,131
Laboratory Corp. of America Holdings ... 484
4,072
McKesson Corp. .................. 1,885
992
Molina Healthcare, Inc.(a) ........... 358
2,928
Quest Diagnostics, Inc. .............. 404
11,241
The Cigna Group .................. 3,366
11,048
UnitedHealth Group, Inc. ............ 5,817
20,445

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care REITs — 0.07%
5,701
Welltower, Inc. .................... $ 514
Health Care Technology — 0.39%
20,543
Teladoc Health, Inc.(a) .............. 443
11,861
Veeva Systems, Inc., Class - A(a) ....... 2,283
2,726
Hotel & Resort REITs — 0.05%
24,850
Park Hotels & Resorts, Inc. ........... 380
Hotels, Restaurants & Leisure — 2.16%
3,359
Airbnb, Inc., Class - A(a) ............ 457
7,828
Caesars Entertainment, Inc.(a) ......... 367
2,249
Darden Restaurants, Inc. ............. 370
23,594
DraftKings, Inc.(a) ................. 832
148
Hilton Worldwide Holdings, Inc. ....... 27
3,826
Hyatt Hotels Corp., Class - A ......... 499
1,434
Marriott International, Inc./MD, Class - A 323
20,166
McDonald's Corp. ................. 5,979
51,410
Norwegian Cruise Line Holdings Ltd.(a) . 1,030
16,947
Royal Caribbean Cruises Ltd.(a) ....... 2,194
30,827
Starbucks Corp. ................... 2,960
546
Vail Resorts, Inc. .................. 117
15,155
Household Durables — 0.61%
3,443
D.R. Horton, Inc. .................. 523
3,121
Garmin Ltd. ...................... 401
3,252
Leggett & Platt, Inc. ................ 85
6,964
Lennar Corp., Class - A .............. 1,038
83
Lennar Corp., Class - B ............. 11
4,132
PulteGroup, Inc. ................... 427
17,676
Toll Brothers, Inc. ................. 1,817
4,302
Household Products — 1.45%
2,171
Church & Dwight Co., Inc. ........... 205
16,240
Kimberly-Clark Corp. ............... 1,973
1,218
The Clorox Co. ................... 174
53,465
The Procter & Gamble Co. ........... 7,835
10,187
Industrial Conglomerates — 0.62%
7,946
General Electric Co. ................ 1,014
16,050
Honeywell International, Inc. ......... 3,366
4,380
Industrial REITs — 0.50%
11,771
Americold Realty Trust, Inc. .......... 356
20,968
Prologis, Inc. ..................... 2,795
Shares Security Description Value
(000)
Common Stocks (continued)
Industrial REITs (continued)
6,543
Rexford Industrial Realty, Inc. ......... $ 367
3,518
Insurance — 2.04%
23,465
Aflac, Inc. ....................... 1,936
560
Aon PLC, Class - A ................ 163
3,589
Arthur J. Gallagher & Co. ............ 807
1,195
Assurant, Inc. .................... 201
1,709
Brown & Brown, Inc. ............... 122
3,252
Cincinnati Financial Corp. ........... 336
52,976
Fidelity National Financial, Inc. ....... 2,703
2,577
Marsh & McLennan Cos., Inc. ........ 488
26,353
MetLife, Inc. ..................... 1,743
7,077
Old Republic International Corp. ....... 208
6,114
Prudential Financial, Inc. ............ 634
3,014
RenaissanceRe Holdings Ltd. ......... 591
26,534
The Allstate Corp. ................. 3,714
2,945
The Progressive Corp. .............. 469
3,246
W.R. Berkley Corp. ................ 230
14,345
Interactive Media & Services — 5.88%
125,340
Alphabet, Inc., Class - A(a) ........... 17,509
91,660
Alphabet, Inc., Class - C(a) ........... 12,918
7,722
IAC, Inc.(a) ...................... 404
29,543
Meta Platforms, Inc., Class - A(a) ...... 10,457
41,288
IT Services — 1.31%
4,055
Accenture PLC, Class - A ............ 1,423
3,168
Akamai Technologies, Inc.(a) ......... 375
1,853 Cognizant Technology Solutions Corp.,
Class - A .................... 140
8,471
EPAM Systems, Inc.(a) .............. 2,518
13,957
GoDaddy, Inc., Class - A(a) ........... 1,482
2,117
International Business Machines Corp. ... 346
13,322
Okta, Inc.(a) ..................... 1,206
4,262
Snowflake, Inc., Class - A(a) .......... 848
4,247
VeriSign, Inc.(a) ................... 875
9,213
Leisure Products — 0.10%
1,780
Brunswick Corp. .................. 172
1,159
Hasbro, Inc. ...................... 59
10,271
Mattel, Inc.(a) .................... 194
3,276
Polaris, Inc. ...................... 311
736
Life Sciences Tools & Services — 1.08%
4,371
Agilent Technologies, Inc. ............ 608
398
Bio-Rad Laboratories, Inc., Class - A(a) .. 129

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
1,294
Bruker Corp. ..................... $ 95
438 Charles River Laboratories International,
Inc.(a) ...................... 104
3,501
Danaher Corp. .................... 810
2,131
Fortrea Holdings, Inc.(a) ............. 74
710
IQVIA Holdings, Inc.(a) ............. 164
2,796
Mettler-Toledo International, Inc.(a) .... 3,391
2,339
QIAGEN N.V.(a) .................. 102
485
Revvity, Inc. ..................... 53
3,456
Thermo Fisher Scientific, Inc. ......... 1,834
720
Waters Corp.(a) ................... 237
7,601
Machinery — 1.70%
11,054
AGCO Corp. ..................... 1,342
12,196
Caterpillar, Inc. ................... 3,606
5,428
Cummins, Inc. .................... 1,300
53
Donaldson Co., Inc. ................ 3
4,752
Dover Corp. ...................... 731
1,648
Esab Corp. ....................... 143
28
IDEX Corp. ...................... 6
6,910
Ingersoll Rand, Inc. ................ 534
1,442
ITT, Inc. ........................ 172
1,244
Nordson Corp. .................... 329
17,062
Oshkosh Corp. .................... 1,850
7,507
Otis Worldwide Corp. ............... 672
1,693
Parker-Hannifin Corp. .............. 780
2,490
The Timken Co. ................... 200
1,711
Westinghouse Air Brake Technologies Corp. 217
485
Xylem, Inc. ...................... 55
11,940
Media — 0.76%
84,982
Comcast Corp., Class - A ............ 3,726
4,889
Fox Corp., Class - A ................ 145
3,789
Omnicom Group, Inc. ............... 328
45,955
Paramount Global, Class - B .......... 680
14,641
The Interpublic Group of Cos., Inc. ..... 478
5,357
Metals & Mining — 0.58%
49,484
Alcoa Corp. ...................... 1,683
18,550
Newmont Corp. ................... 768
8,225
Nucor Corp. ...................... 1,431
1,912
Steel Dynamics, Inc. ................ 226
4,108
Mortgage Real Estate Investment Trusts (REITs)
— 0.07%
18,648
Annaly Capital Management, Inc. ...... 361
Shares Security Description Value
(000)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)
(continued)
15,165
Rithm Capital Corp. ................ $ 162
523
Multi-Utilities — 0.64%
2,674
Ameren Corp. .................... 193
1,937
CMS Energy Corp. ................. 112
1,642
Consolidated Edison, Inc. ............ 149
1,144
Dominion Energy, Inc. .............. 54
1,043
DTE Energy Co. .................. 115
72,854
NiSource, Inc. .................... 1,935
5,865
Public Service Enterprise Group, Inc. .... 359
1,902
Sempra Energy ................... 142
17,371
WEC Energy Group, Inc. ............ 1,462
4,521
Oil, Gas & Consumable Fuels — 2.98%
19,551
Antero Midstream Corp. ............. 245
7,263
Cheniere Energy, Inc. ............... 1,240
19,851
Chevron Corp. .................... 2,961
5,077
ConocoPhillips ................... 589
63,641
Coterra Energy, Inc. ................ 1,624
30,851
Devon Energy Corp. ................ 1,398
521
DT Midstream, Inc. ................ 29
3,995
EOG Resources, Inc. ............... 483
7,396
EQT Corp. ....................... 286
35,550
Exxon Mobil Corp. ................ 3,554
16,993
Hess Corp. ....................... 2,450
11,538
Marathon Petroleum Corp. ........... 1,712
26,124
Occidental Petroleum Corp. .......... 1,560
6,401
ONEOK, Inc. ..................... 449
6,951
Targa Resources Corp. .............. 604
41,203
The Williams Cos., Inc. ............. 1,435
2,242
Valero Energy Corp. ................ 291
2,011
Vitesse Energy, Inc. ................ 44
20,954
Paper & Forest Products — 0.01%
964
Sylvamo Corp. .................... 47
Passenger Airlines — 0.09%
28,157
American Airlines Group, Inc.(a) ....... 387
2,097
Copa Holdings SA, Class - A .......... 223
610
Personal Care Products — 0.04%
1,700
The Estee Lauder Cos., Inc. .......... 249
Pharmaceuticals — 3.63%
23,725
Bristol-Myers Squibb Co. ............ 1,217
14,968
Eli Lilly & Co. .................... 8,726

HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Pharmaceuticals (continued)
1,000
Jazz Pharmaceuticals PLC(a) ......... $ 123
44,819
Johnson & Johnson ................ 7,025
58,424
Merck & Co., Inc. ................. 6,369
3,348
Organon & Co. ................... 48
64,849
Pfizer, Inc. ....................... 1,867
8,046
Viatris, Inc. ...................... 87
25,462
Professional Services — 0.82%
1,081
Equifax, Inc. ..................... 267
717
Jacobs Solutions, Inc. ............... 93
1,829
Leidos Holdings, Inc. ............... 198
6,910
Paychex, Inc. ..................... 823
8,321
Paycom Software, Inc. .............. 1,720
825
Robert Half International, Inc. ......... 73
10,910
Verisk Analytics, Inc. ............... 2,606
5,780
Real Estate Management & Development — 0.47%
1,691
CBRE Group, Inc., Class - A(a) ........ 157
26,820
CoStar Group, Inc.(a) ............... 2,345
4,563
Howard Hughes Holdings, Inc.(a) ...... 390
2,009
Jones Lang LaSalle, Inc.(a) ........... 379
3,271
Residential REITs — 0.31%
3,688
American Homes 4 Rent, Class - A ..... 133
7,024
Camden Property Trust .............. 697
2,122
Equity LifeStyle Properties, Inc. ....... 150
507
Essex Property Trust, Inc. ............ 126
10,627
Invitation Homes, Inc. .............. 362
2,029
Mid-America Apartment Communities, Inc. 273
1,913
Sun Communities, Inc. .............. 256
4,609
UDR, Inc. ....................... 176
2,173
Retail REITs — 0.35%
27,975
Brixmor Property Group, Inc. ......... 651
1,385
Federal Realty Investment Trust ....... 143
19,277
Realty Income Corp. ............... 1,107
35,601
The Macerich Co. ................. 549
2,450
Semiconductors & Semiconductor Equipment — 6.60%
11,746
Advanced Micro Devices, Inc.(a) ....... 1,731
3,728
Analog Devices, Inc. ............... 740
21,151
Applied Materials, Inc. .............. 3,428
2,918
Broadcom, Inc. ................... 3,257
63,964
Intel Corp. ....................... 3,214
3,090
KLA Corp. ...................... 1,796
1,129
Lam Research Corp. ................ 884
Shares Security Description Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
6,026
Marvell Technology, Inc. ............ $ 363
4,803
Micron Technology, Inc. ............. 410
46,667
NVIDIA Corp. .................... 23,111
7,270
QUALCOMM, Inc. ................ 1,051
3,842
Skyworks Solutions, Inc. ............ 432
23,905
Texas Instruments, Inc. .............. 4,076
6,964
Universal Display Corp. ............. 1,332
10,456
Wolfspeed, Inc.(a) ................. 455
46,280
Software — 11.28%
12,361
Adobe, Inc.(a) .................... 7,375
10,190
Autodesk, Inc.(a) .................. 2,481
512
Dolby Laboratories, Inc., Class - A ..... 44
26,160
Manhattan Associates, Inc.(a) ......... 5,633
133,290
Microsoft Corp. ................... 50,123
56,988
Oracle Corp. ..................... 6,008
41
Roper Technologies, Inc. ............. 22
4,904
Salesforce, Inc.(a) ................. 1,290
8,243
ServiceNow, Inc.(a) ................ 5,824
668
Synopsys, Inc.(a) .................. 344
79,144
Specialized REITs — 0.99%
5,297
American Tower Corp. .............. 1,144
2,473
Crown Castle, Inc. ................. 285
5,913
CubeSmart ...................... 274
9,861
Digital Realty Trust, Inc. ............. 1,327
1,956
Equinix, Inc. ..................... 1,575
5,142
Extra Space Storage, Inc. ............ 824
5,259
Iron Mountain, Inc. ................ 368
846
Lamar Advertising Co., Class - A ....... 90
2,688
Public Storage .................... 820
8,362
VICI Properties, Inc. ............... 267
6,974
Specialty Retail — 2.47%
2,829
AutoNation, Inc.(a) ................ 425
22
AutoZone, Inc.(a) .................. 57
6,524
Bath & Body Works, Inc. ............ 282
7,757
Best Buy Co., Inc. ................. 607
4,609
Dick's Sporting Goods, Inc. ........... 677
923
Five Below, Inc.(a) ................. 197
36,426
Floor & Decor Holdings, Inc., Class - A(a) 4,063
3,541
Lowe's Cos., Inc. .................. 788
7,287
Penske Automotive Group, Inc. ........ 1,170
17,296
The Home Depot, Inc. .............. 5,993
21,249
The TJX Cos., Inc. ................. 1,993
2,059
Tractor Supply Co. ................. 443
2,174
Victoria's Secret & Co.(a) ............ 58

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Value Equity Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
As of December 31, 2023, 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.
Shares Security Description Value
(000)
Common Stocks (continued)
Specialty Retail (continued)
3,016
Williams-Sonoma, Inc. .............. $ 609
17,362
Technology Hardware, Storage & Peripherals — 7.61%
263,016
Apple, Inc. ...................... 50,638
83,952
HP, Inc. ......................... 2,526
2,448
NetApp, Inc. ..................... 216
53,380
Textiles, Apparel & Luxury Goods — 0.26%
6,619
Capri Holdings Ltd.(a) .............. 333
9,230
NIKE, Inc., Class - B ............... 1,002
1,533
Ralph Lauren Corp. ................ 221
7,801
Tapestry, Inc. ..................... 287
1,843
Tobacco — 0.29%
36,600
Altria Group, Inc. .................. 1,477
6,325
Philip Morris International, Inc. ........ 595
2,072
Trading Companies & Distributors — 0.40%
13,428
Fastenal Co. ...................... 870
1,130
Watsco, Inc. ...................... 484
8,335
WESCO International, Inc. ........... 1,449
2,803
Water Utilities — 0.02%
1,178
American Water Works Co., Inc. ....... 155
Wireless Telecommunication Services — 0.54%
23,667
T-Mobile US, Inc. ................. 3,795
Total Common Stocks .............. 699,645
Investment Company — 0.27%
Money Market Funds — 0.27%
1,917,965 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
5.25%(c) .................... 1,918
Total Investment Company .......... 1,918
Total Investments (cost $282,032) —
99.89% ..................... 701,563
Other assets in excess of liabilities —
0.11% ...................... 794
Net Assets - 100.00% $ 702,357
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2023.
(c) Annualized 7-day yield as of period-end.
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
8
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks — 99.70%
Aerospace & Defense — 1.04%
5,461
General Dynamics Corp. ............. $ 1,418
391
HEICO Corp. ..................... 70
728
HEICO Corp., Class - A ............. 104
4,826
L3Harris Technologies, Inc. .......... 1,016
1,511
Northrop Grumman Corp. ............ 707
33,522
RTX Corp. ....................... 2,820
8,212
The Boeing Co.(a) ................. 2,141
475
TransDigm Group, Inc. .............. 481
8,757
Air Freight & Logistics — 0.09%
4,946
Expeditors International of Washington, Inc. 630
1,658
GXO Logistics, Inc.(a) .............. 101
731
Automobile Components — 0.07%
13,083
Mobileye Global, Inc., Class - A(a) ..... 567
Automobiles — 2.06%
125,379
Dr. Ing hc F Porsche AG, ADR ........ 1,096
71,725
Ford Motor Co. ................... 874
77,833
Rivian Automotive, Inc., Class - A(a) .... 1,826
54,246
Tesla, Inc.(a) ..................... 13,479
17,275
Banks — 1.70%
10,612
Bank of America Corp. .............. 357
13,206
Bank OZK ....................... 658
13,240
Citizens Financial Group, Inc. ......... 439
40,559
Comerica, Inc. .................... 2,264
1,150
Cullen/Frost Bankers, Inc. ............ 125
29,928
East West Bancorp, Inc. ............. 2,153
86,090
First Horizon Corp. ................ 1,219
36,888
Huntington Bancshares, Inc. .......... 469
23,824
JPMorgan Chase & Co. ............. 4,052
106,556
Regions Financial Corp. ............. 2,065
10,848
Zions Bancorp NA ................. 476
14,277
Beverages — 1.29%
7,236
Brown-Forman Corp., Class - B ....... 413
17,862
Monster Beverage Corp.(a) ........... 1,029
29,046
PepsiCo, Inc. ..................... 4,933
74,917
The Coca-Cola Co. ................. 4,415
10,790
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology — 1.74%
9,107
Alnylam Pharmaceuticals, Inc.(a) ...... $ 1,743
15,151
Amgen, Inc. ...................... 4,364
19,253
Moderna , Inc.(a) .................. 1,915
14,430
Natera , Inc.(a) .................... 904
800
Neurocrine Biosciences, Inc.(a) ........ 105
2,019
Regeneron Pharmaceuticals, Inc.(a) ..... 1,773
9,275
Vertex Pharmaceuticals, Inc.(a) ........ 3,774
14,578
Broadline Retail — 5.55%
275,969
Amazon.com, Inc.(a) ............... 41,931
2,945
MercadoLibre , Inc.(a) ............... 4,628
46,559
Building Products — 0.27%
404
Armstrong World Industries, Inc. ....... 40
17,452
Carrier Global Corp. ................ 1,003
48,582
Resideo Technologies, Inc.(a) ......... 914
1,218
Trane Technologies PLC ............. 297
2,254
Capital Markets — 2.42%
2,335
Cboe Global Markets, Inc. ........... 417
6,242
CME Group, Inc. .................. 1,315
1,203
FactSet Research Systems, Inc. ........ 574
2,582
Intercontinental Exchange, Inc. ........ 332
143,372
Invesco Ltd. ...................... 2,558
18,395
Janus Henderson Group PLC ......... 555
713
LPL Financial Holdings, Inc. .......... 162
349
MarketAxess Holdings, Inc. .......... 102
3,978
Moody's Corp. .................... 1,554
31,488
Morgan Stanley ................... 2,936
390
Morningstar, Inc. .................. 112
838
MSCI, Inc. ...................... 474
36,398
Robinhood Markets, Inc., Class - A(a) ... 464
9,178
S&P Global, Inc. .................. 4,042
2,032
T. Rowe Price Group, Inc. ............ 219
16,324
The Charles Schwab Corp. ........... 1,123
8,808
The Goldman Sachs Group, Inc. ....... 3,397
20,336
Chemicals — 1.58%
3,430
Air Products & Chemicals, Inc. ........ 939
13,075
CF Industries Holdings, Inc. .......... 1,039
30,407
Ecolab, Inc. ...................... 6,032
999
FMC Corp. ...................... 63

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Chemicals (continued)
28,629
LyondellBasell Industries N.V., Class - A . $ 2,722
19,809
The Chemours Co. ................. 625
5,811
The Scotts Miracle- Gro Co. .......... 370
4,752
The Sherwin-Williams Co. ........... 1,482
13,272
Commercial Services & Supplies — 0.33%
1,845
Cintas Corp. ..................... 1,112
26,608
Copart , Inc.(a) .................... 1,304
3,906
Veralto Corp. ..................... 321
2,737
Communications Equipment — 0.77%
4,776
Arista Networks, Inc.(a) ............. 1,125
101,754
Cisco Systems, Inc. ................ 5,140
825
F5, Inc.(a) ....................... 148
153
Motorola Solutions, Inc. ............. 48
6,461
Construction & Engineering — 0.01%
374
Quanta Services, Inc. ............... 81
Consumer Finance — 0.33%
95
Credit Acceptance Corp.(a) ........... 51
141,214
SLM Corp. ...................... 2,700
2,751
Consumer Staples Distribution & Retail — 1.92%
16,483
Costco Wholesale Corp. ............. 10,879
939
Dollar General Corp. ............... 128
4,517
Dollar Tree, Inc.(a) ................. 642
8,706
Sysco Corp. ...................... 637
1,413
Walgreens Boots Alliance, Inc. ........ 37
23,869
Walmart, Inc. ..................... 3,763
16,086
Containers & Packaging — 0.13%
1,280
AptarGroup, Inc. .................. 158
747
Avery Dennison Corp. .............. 151
841
Packaging Corp. of America .......... 137
14,972
Silgan Holdings, Inc. ............... 678
1,124
Distributors — 0.07%
2,966
Genuine Parts Co. ................. 411
Shares Security Description Value
(000)
Common Stocks (continued)
Distributors (continued)
381
Pool Corp. ....................... $ 152
563
Diversified Consumer Services — 0.01%
1,727
Service Corp. International ........... 118
Diversified Telecommunication Services — 0.06%
19,117
Frontier Communications Parent, Inc.(a) . 484
4,099
GCI Liberty, Inc.(a)(b) .............. –
484
Electric Utilities — 0.71%
15,796
Edison International ................ 1,129
60,365
FirstEnergy Corp. .................. 2,212
4,256
NextEra Energy, Inc. ............... 259
36,550
NRG Energy, Inc. .................. 1,890
12,422
OGE Energy Corp. ................. 434
5,924
Electrical Equipment — 0.34%
5,157
AMETEK, Inc. ................... 850
13,294
Emerson Electric Co. ............... 1,294
1,210
Hubbell, Inc. ..................... 398
931
Rockwell Automation, Inc. ........... 289
2,831
Electronic Equipment, Instruments & Components
— 0.29%
12,210
Amphenol Corp., Class - A ........... 1,210
6,738
Keysight Technologies, Inc.(a) ........ 1,072
2,343
Vontier Corp. ..................... 81
376
Zebra Technologies Corp.(a) .......... 103
2,466
Entertainment — 0.88%
13,321
Netflix, Inc.(a) .................... 6,486
9,543
Roku, Inc.(a) ..................... 875
248
The Walt Disney Co. ............... 22
7,383
Financial Services — 5.15%
18,726
Berkshire Hathaway, Inc., Class - B(a) ... 6,679
34,972
Equitable Holdings, Inc. ............. 1,165
756
Fiserv, Inc.(a) ..................... 100
1,270
FleetCor Technologies, Inc.(a) ......... 359
7,975
Global Payments, Inc. ............... 1,013
1,598
Jack Henry & Associates, Inc. ......... 261

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Financial Services (continued)
19,193
Mastercard , Inc., Class - A ........... $ 8,186
34,688
PayPal Holdings, Inc.(a) ............. 2,130
80,632
Visa, Inc., Class - A ................ 20,993
31,527
Voya Financial, Inc. ................ 2,300
43,186
Food Products — 0.85%
70,463
Conagra Brands, Inc. ............... 2,019
5,224
Hormel Foods Corp. ................ 168
413
Lamb Weston Holdings, Inc. .......... 45
5,092
McCormick & Co., Inc./MD .......... 348
56,218
Mondelez International, Inc., Class - A ... 4,072
1,045
The Hershey Co. .................. 195
2,332
The J.M. Smucker Co. .............. 295
7,142
Gas Utilities — 0.20%
33,223
National Fuel Gas Co. .............. 1,667
Ground Transportation — 1.85%
124,263
CSX Corp. ....................... 4,307
1,274
Landstar System, Inc. ............... 247
562
Old Dominion Freight Line, Inc. ....... 228
67,333
Uber Technologies, Inc.(a) ........... 4,146
8,244
U-Haul Holding Co. ................ 581
916
U-Haul Holding Co.(a) .............. 66
24,231
Union Pacific Corp. ................ 5,951
15,526
Health Care Equipment & Supplies — 2.22%
34,185
Abbott Laboratories ................ 3,763
10,657
Baxter International, Inc. ............ 412
4,799
Becton Dickinson & Co. ............. 1,170
10,892
Boston Scientific Corp.(a) ............ 630
15,477
Edwards Lifesciences Corp.(a) ........ 1,180
960
Embecta Corp. .................... 18
3,887
GE HealthCare Technologies, Inc. ...... 301
2,690
IDEXX Laboratories, Inc.(a) .......... 1,493
16,847
Intuitive Surgical, Inc.(a) ............ 5,684
4,072
ResMed , Inc. ..................... 700
9,642
Stryker Corp. ..................... 2,887
3,346
Zimmer Biomet Holdings, Inc. ........ 407
18,645
Health Care Providers & Services — 2.75%
22,388
Acadia Healthcare Co., Inc.(a) ......... 1,741
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
1,650
Centene Corp.(a) .................. $ 122
22,394
CVS Health Corp. ................. 1,768
5,215
Elevance Health, Inc. ............... 2,459
3,283
Henry Schein, Inc.(a) ............... 249
1,952
Laboratory Corp. of America Holdings ... 444
4,595
McKesson Corp. .................. 2,127
2,799
Quest Diagnostics, Inc. .............. 386
26,170
UnitedHealth Group, Inc. ............ 13,778
23,074
Health Care REITs — 0.35%
120,666
Medical Properties Trust, Inc. ......... 592
10,405
Omega Healthcare Investors, Inc. ...... 319
40,605
Ventas, Inc. ...................... 2,024
2,935
Health Care Technology — 0.06%
2,596
Veeva Systems, Inc., Class - A(a) ....... 500
Hotels, Restaurants & Leisure — 2.35%
10,025
Airbnb, Inc., Class - A(a) ............ 1,365
1,179
Booking Holdings, Inc.(a) ............ 4,182
31,802
Carnival Corp.(a) .................. 590
577
Chipotle Mexican Grill, Inc.(a) ........ 1,320
1,046
Choice Hotels International, Inc. ....... 119
11,667
Marriott International, Inc./MD, Class - A 2,631
98,020
Starbucks Corp. ................... 9,410
310
Vail Resorts, Inc. .................. 66
19,683
Household Durables — 0.04%
2,470
Garmin Ltd. ...................... 317
Household Products — 1.01%
5,143
Church & Dwight Co., Inc. ........... 486
9,514
Colgate-Palmolive Co. .............. 758
7,129
Kimberly-Clark Corp. ............... 866
2,554
The Clorox Co. ................... 364
41,123
The Procter & Gamble Co. ........... 6,027
8,501
Independent Power and Renewable Electricity Producers
— 0.24%
51,268
Vistra Corp. ...................... 1,975
Industrial Conglomerates — 0.45%
12,543
3M Co. ......................... 1,371

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Industrial Conglomerates (continued)
11,662
General Electric Co. ................ $ 1,489
4,278
Honeywell International, Inc. ......... 897
3,757
Insurance — 2.00%
9,715
Aflac, Inc. ....................... 801
7,992
Aon PLC, Class - A ................ 2,327
1,155
Arthur J. Gallagher & Co. ............ 260
16,505
Axis Capital Holdings Ltd. ........... 914
11,297
Chubb Ltd. ...................... 2,554
171
Erie Indemnity Co., Class - A ......... 57
43,476
Lincoln National Corp. .............. 1,173
11,845
Marsh & McLennan Cos., Inc. ........ 2,244
22,534
Principal Financial Group, Inc. ........ 1,773
4,893
Prudential Financial, Inc. ............ 507
7,591
Reinsurance Group of America, Inc. .... 1,228
5,565
The Progressive Corp. .............. 886
6,974
The Travelers Cos., Inc. ............. 1,328
15,794
Unum Group ..................... 714
16,766
Interactive Media & Services — 6.48%
114,165
Alphabet, Inc., Class - A(a) ........... 15,947
155,858
Alphabet, Inc., Class - C(a) ........... 21,965
646
IAC, Inc.(a) ...................... 34
1,412
Match Group, Inc.(a) ............... 52
46,211
Meta Platforms, Inc., Class - A(a) ...... 16,357
54,355
IT Services — 1.33%
12,354
Accenture PLC, Class - A ............ 4,334
2,241 Cognizant Technology Solutions Corp.,
Class - A .................... 169
6,031
MongoDB, Inc.(a) ................. 2,466
18,740
Okta , Inc.(a) ..................... 1,697
12,470
Snowflake, Inc., Class - A(a) .......... 2,482
11,148
Leisure Products — 0.02%
1,422
Polaris, Inc. ...................... 135
Life Sciences Tools & Services — 1.19%
4,564
Bio- Techne Corp. .................. 352
440
Bruker Corp. ..................... 32
11,718
Danaher Corp. .................... 2,711
1,952
Fortrea Holdings, Inc.(a) ............. 68
758
Mettler -Toledo International, Inc.(a) .... 919
Shares Security Description Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
239
Revvity , Inc. ..................... $ 26
9,568
Thermo Fisher Scientific, Inc. ......... 5,080
2,297
Waters Corp.(a) ................... 756
9,944
Machinery — 1.68%
9,555
Caterpillar, Inc. ................... 2,824
4,840
Deere & Co. ..................... 1,935
3,369
Dover Corp. ...................... 518
5,857
Fortive Corp. ..................... 431
1,569
Graco , Inc. ...................... 136
2,179
IDEX Corp. ...................... 473
8,257
Illinois Tool Works, Inc. ............. 2,163
6,973
Ingersoll Rand, Inc. ................ 539
506
Nordson Corp. .................... 134
8,726
Otis Worldwide Corp. ............... 781
11,372
The Middleby Corp.(a) .............. 1,674
927
The Toro Co. ..................... 89
14,765
Westinghouse Air Brake Technologies Corp. 1,874
4,438
Xylem, Inc. ...................... 508
14,079
Media — 0.34%
11,755
Liberty Media Corp.-Liberty SiriusXM (a) 338
4,935
Omnicom Group, Inc. ............... 427
17,241
The Interpublic Group of Cos., Inc. ..... 563
21,302
The Trade Desk, Inc., Class - A(a) ...... 1,533
2,861
Metals & Mining — 0.08%
12,963
United States Steel Corp. ............ 631
Mortgage Real Estate Investment Trusts (REITs)
— 0.28%
183,185
Rithm Capital Corp. ................ 1,957
20,515
Starwood Property Trust, Inc. ......... 431
2,388
Multi-Utilities — 0.49%
84,210
CenterPoint Energy, Inc. ............. 2,406
15,797
DTE Energy Co. .................. 1,742
4,148
Oil, Gas & Consumable Fuels — 2.64%
54,988
Antero Midstream Corp. ............. 689
24,368
ConocoPhillips ................... 2,828
79,339
Devon Energy Corp. ................ 3,595

HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
7,898
DT Midstream, Inc. ................ $ 433
21,212
EQT Corp. ....................... 820
10,924
Exxon Mobil Corp. ................ 1,092
114,575
Marathon Oil Corp. ................ 2,768
13,944
ONEOK, Inc. ..................... 979
4,640
Pioneer Natural Resources Co. ........ 1,043
95,111
Range Resources Corp. .............. 2,896
28,597
Targa Resources Corp. .............. 2,484
73,536
The Williams Cos., Inc. ............. 2,561
22,188
Passenger Airlines — 0.14%
10,129
Alaska Air Group, Inc.(a) ............ 396
18,665
Delta Air Lines, Inc. ................ 751
1,147
Personal Care Products — 0.39%
23,397
L'Oreal SA, ADR .................. 2,326
6,209
The Estee Lauder Cos., Inc. .......... 908
3,234
Pharmaceuticals — 4.49%
38,065
AstraZeneca PLC, ADR ............. 2,564
31,704
Eli Lilly & Co. .................... 18,480
31,287
Johnson & Johnson ................ 4,904
55,581
Merck & Co., Inc. ................. 6,059
44,268
Novo Nordisk A/S, ADR ............. 4,580
11,882
Viatris , Inc. ...................... 129
4,740
Zoetis, Inc. ...................... 936
37,652
Professional Services — 1.65%
51,574
Automatic Data Processing, Inc. ....... 12,015
2,371
Broadridge Financial Solutions, Inc. .... 488
2,353
Equifax, Inc. ..................... 582
1,391
SS&C Technologies Holdings, Inc. ..... 85
2,931
Verisk Analytics, Inc. ............... 700
13,870
Real Estate Management & Development — 0.05%
1,272
CBRE Group, Inc., Class - A(a) ........ 118
3,010
CoStar Group, Inc.(a) ............... 263
381
Residential REITs — 0.01%
1,608
Equity LifeStyle Properties, Inc. ....... 113
Shares Security Description Value
(000)
Common Stocks (continued)
Retail REITs — 0.08%
52,271
SITE Centers Corp. ................ $ 712
Semiconductors & Semiconductor Equipment — 8.58%
126,542
Advanced Micro Devices, Inc.(a) ....... 18,655
8,866
Analog Devices, Inc. ............... 1,760
6,209
Applied Materials, Inc. .............. 1,006
15,221
ARM Holdings PLC, ADR^(a) ........ 1,144
2,831
ASML Holding N.V., NYS ........... 2,143
9,116
Broadcom, Inc. ................... 10,176
4,234
First Solar, Inc.(a) ................. 729
63,448
Intel Corp. ....................... 3,188
1,378
KLA Corp. ...................... 801
1,153
Lam Research Corp. ................ 903
28,189
Marvell Technology, Inc. ............ 1,700
3,708
Microchip Technology, Inc. ........... 334
21,034
Micron Technology, Inc. ............. 1,795
46,732
NVIDIA Corp. .................... 23,143
3,257
ON Semiconductor Corp.(a) .......... 272
30,091
QUALCOMM, Inc. ................ 4,352
72,101
Software — 12.80%
9,439
Adobe, Inc.(a) .................... 5,631
1,974
ANSYS, Inc.(a) ................... 716
908
Atlassian Corp., Class - A(a) .......... 216
9,731
Cadence Design Systems, Inc.(a) ....... 2,650
10,498
Crowdstrike Holdings, Inc., Class - A(a) . 2,680
6,515
Fortinet, Inc.(a) ................... 381
1,928
HubSpot , Inc.(a) .................. 1,119
5,422
Intuit, Inc. ....................... 3,389
178,736
Microsoft Corp. ................... 67,213
11,315
Oracle Corp. ..................... 1,193
3,209
Palo Alto Networks, Inc.(a) ........... 947
2,476
Roper Technologies, Inc. ............. 1,350
63,697
Salesforce, Inc.(a) ................. 16,761
4,191
ServiceNow , Inc.(a) ................ 2,961
151
Synopsys, Inc.(a) .................. 78
566
Workday, Inc., Class - A(a) ........... 156
107,441
Specialized REITs — 1.61%
12,389
American Tower Corp. .............. 2,674
13,472
Equinix , Inc. ..................... 10,851
13,525

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Growth Equity Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023.
Amounts designated as “—” indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Value
(000)
Common Stocks (continued)
Specialty Retail — 3.31%
854
Advance Auto Parts, Inc. ............ $ 52
597
AutoZone, Inc.(a) .................. 1,544
5,882
Best Buy Co., Inc. ................. 460
376
Burlington Stores, Inc.(a) ............ 73
41,191
Lowe's Cos., Inc. .................. 9,167
4,013
O'Reilly Automotive, Inc.(a) .......... 3,813
9,045
Ross Stores, Inc. .................. 1,252
12,230
The Home Depot, Inc. .............. 4,238
67,138
The TJX Cos., Inc. ................. 6,298
1,256
Tractor Supply Co. ................. 270
1,253
Ulta Beauty, Inc.(a) ................ 614
27,781
Technology Hardware, Storage & Peripherals — 6.77%
295,456
Apple, Inc. ...................... 56,884
Textiles, Apparel & Luxury Goods — 1.56%
1
Kontoor Brands, Inc. ............... –
9,342
Lululemon Athletica , Inc.(a) .......... 4,776
19,488 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 3,166
47,567
NIKE, Inc., Class - B ............... 5,165
13,107
Tobacco — 0.20%
17,508
Philip Morris International, Inc. ........ 1,647
Trading Companies & Distributors — 0.35%
23,095
Air Lease Corp. ................... 969
14,448
Fastenal Co. ...................... 936
Shares Security Description Value
(000)
Common Stocks (continued)
Trading Companies & Distributors (continued)
1,221
W.W. Grainger, Inc. ................ $ 1,011
2,916
Total Common Stocks .............. 836,467
Investment Companies — 0.21%
Money Market Funds — 0.21%
1,193,258 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 5.00%^^(c) 1,193
576,329 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
5.25%(c) .................... 576
Total Investment Companies ......... 1,769
Total Investments (cost $242,402) —
99.91% ..................... 838,236
Other assets in excess of liabilities —
0.09% ...................... 778
Net Assets - 100.00% $ 839,014
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2023.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2023.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
The Growth. Equity Portfolio
Jennison
Associates,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ........................................................................................................................................................... 25.34% 74.36% 99.70%
Investment Companies ................................................................................................................................................. 0.14 0.07% 0.21%
Other Assets (Liabilities) ............................................................................................................................................. -0.01% 0.10% 0.09%
Total Net Assets ...................................................................................................................................................... 25.47% 74.53% 100.00%

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
14
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks — 69.51%
Aerospace & Defense — 1.19%
1,790
Axon Enterprise, Inc.(a) ............. $ 463
692
BWX Technologies, Inc. ............. 53
290
Curtiss-Wright Corp. ............... 65
8,478
General Dynamics Corp. ............. 2,202
1,550
HEICO Corp. ..................... 277
2,763
HEICO Corp., Class - A ............. 393
636
Hexcel Corp. ..................... 47
10,056
Howmet Aerospace, Inc. ............. 544
3,758
Huntington Ingalls Industries, Inc. ...... 977
8,678
L3Harris Technologies, Inc. .......... 1,827
7,550
Lockheed Martin Corp. .............. 3,421
373
Mercury Systems, Inc.(a) ............ 14
5,391
Northrop Grumman Corp. ............ 2,524
43,213
RTX Corp. ....................... 3,636
791 Spirit AeroSystems Holdings, Inc., Class -
A(a) ....................... 25
5,171
Textron, Inc. ..................... 416
18,845
The Boeing Co.(a) ................. 4,912
8,248
TransDigm Group, Inc. .............. 8,343
440
Woodward, Inc. ................... 60
30,199
Air Freight & Logistics — 0.24%
8,566
C.H. Robinson Worldwide, Inc. ........ 740
5,188
Expeditors International of Washington, Inc. 660
6,118
FedEx Corp. ..................... 1,548
884
GXO Logistics, Inc.(a) .............. 54
19,481
United Parcel Service, Inc., Class - B .... 3,063
6,065
Automobile Components — 0.06%
7,257
Aptiv PLC(a) ..................... 652
6,321
BorgWarner, Inc. .................. 226
1,782
Gentex Corp. ..................... 58
1,589
Lear Corp. ....................... 224
6,677
Mobileye Global, Inc., Class - A(a) ..... 289
354
Phinia , Inc. ...................... 11
1,955
QuantumScape Corp.(a) ............. 14
1,474
Automobiles — 1.29%
63,936
Dr. Ing hc F Porsche AG, ADR ........ 559
100,448
Ford Motor Co. ................... 1,225
35,232
General Motors Co. ................ 1,266
1,020
Harley-Davidson, Inc. .............. 38
23,319
Lucid Group, Inc.^(a) ............... 98
16,685
Rivian Automotive, Inc., Class - A(a) .... 392
117,749
Tesla, Inc.(a) ..................... 29,257
392
Thor Industries, Inc. ................ 46
32,881
Shares Security Description Value
(000)
Common Stocks (continued)
Banks — 1.68%
182,472
Bank of America Corp. .............. $ 6,144
848
Bank OZK ....................... 42
220
BOK Financial Corp. ............... 19
49,499
Citigroup, Inc. .................... 2,546
12,207
Citizens Financial Group, Inc. ......... 405
1,570
Columbia Banking System, Inc. ....... 42
991
Comerica, Inc. .................... 55
905
Commerce Bancshares, Inc. .......... 48
442
Cullen/Frost Bankers, Inc. ............ 48
1,073
East West Bancorp, Inc. ............. 77
17,611
Fifth Third Bancorp ................ 607
279
First Citizens BancShares , Inc., Class - A . 396
969
First Hawaiian, Inc. ................ 22
4,013
First Horizon Corp. ................ 57
2,714
FNB Corp. ....................... 37
36,994
Huntington Bancshares, Inc. .......... 470
76,186
JPMorgan Chase & Co. ............. 12,960
23,572
KeyCorp ........................ 339
4,287
M&T Bank Corp. .................. 587
5,373
New York Community Bancorp, Inc. .... 55
17,436
NU Holdings Ltd., Class - A(a) ........ 145
568
Pinnacle Financial Partners, Inc. ....... 50
534
Popular, Inc. ..................... 44
664
Prosperity Bancshares, Inc. ........... 45
23,857
Regions Financial Corp. ............. 462
1,092
Synovus Financial Corp. ............. 41
380
TFS Financial Corp. ................ 6
10,187
The PNC Financial Services Group, Inc. . 1,577
34,015
Truist Financial Corp. ............... 1,256
39,547
U.S. Bancorp ..................... 1,712
1,311
Webster Financial Corp. ............. 67
247,065
Wells Fargo & Co. ................. 12,161
802
Western Alliance Bancorp ............ 53
454
Wintrust Financial Corp. ............. 42
1,117
Zions Bancorp NA ................. 49
42,666
Beverages — 1.07%
345
Brown-Forman Corp., Class - A ........ 21
15,944
Brown-Forman Corp., Class - B ....... 910
4,012
Celsius Holdings, Inc.(a) ............. 219
6,551
Constellation Brands, Inc., Class - A .... 1,583
51,723 Fomento Economico Mexicano SAB de CV,
ADR ....................... 6,743
49,588
Keurig Dr. Pepper, Inc. .............. 1,652
16,063
Molson Coors Beverage Co., Class - B ... 983
24,763
Monster Beverage Corp.(a) ........... 1,426
39,799
PepsiCo, Inc. ..................... 6,759
72
The Boston Beer Co., Inc., Class - A(a) .. 25

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Beverages (continued)
116,546
The Coca-Cola Co. ................. $ 6,869
27,190
Biotechnology — 1.22%
51,246
AbbVie, Inc. ..................... 7,942
3,216
Alnylam Pharmaceuticals, Inc.(a) ...... 615
16,701
Amgen, Inc. ...................... 4,810
753
Apellis Pharmaceuticals, Inc.(a) ....... 45
3,741
Biogen, Inc.(a) .................... 969
8,582
BioMarin Pharmaceutical, Inc.(a) ...... 828
4,512
Exact Sciences Corp.(a) ............. 334
2,426
Exelixis , Inc.(a) ................... 58
41,406
Gilead Sciences, Inc. ............... 3,355
15,798
Incyte Corp.(a) .................... 992
1,071
Ionis Pharmaceuticals, Inc.(a) ......... 54
269
Karuna Therapeutics, Inc.(a) .......... 85
338
Mirati Therapeutics, Inc.(a) ........... 20
8,541
Moderna , Inc.(a) .................. 850
782
Natera , Inc.(a) .................... 49
7,876
Neurocrine Biosciences, Inc.(a) ........ 1,038
3,440
Regeneron Pharmaceuticals, Inc.(a) ..... 3,021
2,631
Roivant Sciences Ltd.(a) ............. 30
676
Sarepta Therapeutics, Inc.(a) .......... 65
506
Ultragenyx Pharmaceutical, Inc.(a) ..... 24
4,156
United Therapeutics Corp.(a) ......... 913
11,920
Vertex Pharmaceuticals, Inc.(a) ........ 4,849
30,946
Broadline Retail — 2.47%
84,492
Alibaba Group Holding Ltd., ADR ..... 6,549
337,662
Amazon.com, Inc.(a) ............... 51,303
8,281
Coupang , Inc.(a) .................. 134
13,869
eBay, Inc. ....................... 605
3,320
Etsy, Inc.(a) ...................... 269
834
Kohl's Corp. ..................... 24
2,044
Macy's, Inc. ...................... 41
2,319
MercadoLibre , Inc.(a) ............... 3,645
848
Nordstrom, Inc. ................... 16
473
Ollie's Bargain Outlet Holdings, Inc.(a) .. 36
62,622
Building Products — 0.27%
3,344
A.O. Smith Corp. .................. 275
517
Advanced Drainage Systems, Inc. ...... 73
2,370
Allegion PLC .................... 300
344
Armstrong World Industries, Inc. ....... 34
3,293
Builders FirstSource , Inc.(a) .......... 550
1,714
Carlisle Cos., Inc. .................. 536
21,678
Carrier Global Corp. ................ 1,246
3,427
Fortune Brands Innovations, Inc. ....... 261
834
Hayward Holdings, Inc.(a) ........... 11
Shares Security Description Value
(000)
Common Stocks (continued)
Building Products (continued)
17,423
Johnson Controls International PLC ..... $ 1,004
808
Lennox International, Inc. ............ 361
5,694
Masco Corp. ..................... 381
2,265
Owens Corning ................... 335
941
The AZEK Co., Inc.(a) .............. 36
5,834
Trane Technologies PLC ............. 1,424
835
Trex Co., Inc.(a) ................... 69
6,896
Capital Markets — 2.46%
269
Affiliated Managers Group, Inc. ....... 41
2,660
Ameriprise Financial, Inc. ............ 1,010
4,124
Ares Management Corp., Class - A ..... 490
3,838
BlackRock, Inc. ................... 3,116
18,222
Blackstone, Inc. ................... 2,386
3,200
Blue Owl Capital, Inc. .............. 48
6,564
Cboe Global Markets, Inc. ........... 1,172
12,238
CME Group, Inc. .................. 2,577
4,344
Coinbase Global, Inc., Class - A(a) ..... 756
277
Evercore , Inc. .................... 47
1,669
FactSet Research Systems, Inc. ........ 796
8,030
Franklin Resources, Inc. ............. 239
375
Houlihan Lokey , Inc. ............... 45
754
Interactive Brokers Group, Inc. ........ 63
17,299
Intercontinental Exchange, Inc. ........ 2,222
2,832
Invesco Ltd. ...................... 51
1,031
Janus Henderson Group PLC ......... 31
1,500
Jefferies Financial Group, Inc. ......... 61
113,489
KKR & Co., Inc. .................. 9,401
826
Lazard Ltd., Class - A ............... 29
2,006
LPL Financial Holdings, Inc. .......... 456
1,581
MarketAxess Holdings, Inc. .......... 463
5,403
Moody's Corp. .................... 2,111
31,666
Morgan Stanley ................... 2,953
189
Morningstar, Inc. .................. 54
2,011
MSCI, Inc. ...................... 1,137
11,930
Nasdaq, Inc. ..................... 694
5,243
Northern Trust Corp. ............... 443
5,180
Raymond James Financial, Inc. ........ 578
13,397
Robinhood Markets, Inc., Class - A(a) ... 171
24,409
S&P Global, Inc. .................. 10,751
4,773
SEI Investments Co. ................ 304
8,227
State Street Corp. .................. 637
775
Stifel Financial Corp. ............... 54
5,792
T. Rowe Price Group, Inc. ............ 624
21,696
The Bank of New York Mellon Corp. .... 1,129
5,781
The Carlyle Group, Inc. ............. 235
153,815
The Charles Schwab Corp. ........... 10,582
9,934
The Goldman Sachs Group, Inc. ....... 3,832
484
TPG, Inc. ....................... 21
6,739
Tradeweb Markets, Inc., Class - A ...... 613

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Capital Markets (continued)
715
Virtu Financial, Inc., Class - A ......... $ 14
2,509
XP, Inc., Class - A ................. 65
62,502
Chemicals — 0.80%
6,968
Air Products & Chemicals, Inc. ........ 1,907
2,994
Albemarle Corp. .................. 432
384
Ashland, Inc. ..................... 32
1,675
Axalta Coating Systems Ltd.(a) ........ 57
2,580
Celanese Corp. .................... 401
11,356
CF Industries Holdings, Inc. .......... 903
28,294
Corteva , Inc. ..................... 1,355
22,286
Dow, Inc. ....................... 1,222
11,764
DuPont de Nemours, Inc. ............ 905
2,987
Eastman Chemical Co. .............. 268
6,499
Ecolab, Inc. ...................... 1,289
1,710
Element Solutions, Inc. .............. 40
10,681
FMC Corp. ...................... 673
11,599
Ginkgo Bioworks Holdings, Inc.(a) ..... 20
1,319
Huntsman Corp. ................... 33
6,592
International Flavors & Fragrances, Inc. .. 534
13,016
Linde PLC ....................... 5,348
8,718
LyondellBasell Industries N.V., Class - A . 829
43
NewMarket Corp. ................. 23
975
Olin Corp. ....................... 53
6,001
PPG Industries, Inc. ................ 897
4,935
RPM International, Inc. ............. 551
1,117
The Chemours Co. ................. 35
8,367
The Mosaic Co. ................... 299
306
The Scotts Miracle- Gro Co. .......... 20
6,911
The Sherwin-Williams Co. ........... 2,156
995
Westlake Corp. ................... 139
20,421
Commercial Services & Supplies — 0.38%
2,307
Cintas Corp. ..................... 1,390
387
Clean Harbors, Inc.(a) .............. 68
22,277
Copart , Inc.(a) .................... 1,092
472
Driven Brands Holdings, Inc.(a) ....... 7
280
MSA Safety, Inc. .................. 47
1,372
RB Global, Inc. ................... 92
9,714
Republic Services, Inc. .............. 1,602
19,785
Rollins, Inc. ...................... 864
695
Stericycle, Inc.(a) .................. 34
399
Tetra Tech, Inc. ................... 67
5,832
Veralto Corp. ..................... 479
892
Vestis Corp. ...................... 19
9,268
Waste Connections, Inc. ............. 1,383
14,577
Waste Management, Inc. ............. 2,611
9,755
Shares Security Description Value
(000)
Common Stocks (continued)
Communications Equipment — 0.37%
6,672
Arista Networks, Inc.(a) ............. $ 1,572
1,117
Ciena Corp.(a) .................... 50
110,362
Cisco Systems, Inc. ................ 5,576
1,499
F5, Inc.(a) ....................... 268
14,714
Juniper Networks, Inc. .............. 434
517
Lumentum Holdings, Inc.(a) .......... 27
4,696
Motorola Solutions, Inc. ............. 1,470
31
Ubiquiti, Inc. ..................... 4
886
Viasat , Inc.(a) .................... 25
9,426
Construction & Engineering — 0.05%
3,321
AECOM ........................ 307
354
EMCOR Group, Inc. ............... 76
462
MasTec , Inc.(a) ................... 35
1,532
MDU Resources Group, Inc. .......... 30
3,766
Quanta Services, Inc. ............... 813
159
Valmont Industries, Inc. ............. 37
1,486
WillScot Mobile Mini Holdings Corp.(a) . 66
1,364
Construction Materials — 0.06%
271
Eagle Materials, Inc. ................ 55
1,575
Martin Marietta Materials, Inc. ........ 786
3,467
Vulcan Materials Co. ............... 787
1,628
Consumer Finance — 0.23%
7,304
Ally Financial, Inc. ................. 255
15,794
American Express Co. .............. 2,960
9,878
Capital One Financial Corp. .......... 1,295
50
Credit Acceptance Corp.(a) ........... 27
6,386
Discover Financial Services .......... 717
870
OneMain Holdings, Inc. ............. 43
1,816
SLM Corp. ...................... 35
6,931
SoFi Technologies, Inc.(a) ............ 69
10,828
Synchrony Financial ................ 413
5,814
Consumer Staples Distribution & Retail — 1.28%
9,291
Albertsons Cos., Inc., Class - A ........ 213
281
Casey's General Stores, Inc. .......... 77
15,403
Costco Wholesale Corp. ............. 10,168
10,634
Dollar General Corp. ............... 1,446
8,692
Dollar Tree, Inc.(a) ................. 1,235
669
Grocery Outlet Holding Corp.(a) ....... 18
1,153
Performance Food Group Co.(a) ....... 80
17,496
Sysco Corp. ...................... 1,280
11,798
Target Corp. ..................... 1,680
36,627
The Kroger Co. ................... 1,674
154,720
U.S. Foods Holding Corp.(a) .......... 7,025

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Consumer Staples Distribution & Retail (continued)
37,494
Walgreens Boots Alliance, Inc. ........ $ 979
42,659
Walmart, Inc. ..................... 6,725
32,600
Containers & Packaging — 0.45%
69,907
Amcor PLC ...................... 673
497
AptarGroup, Inc. .................. 61
1,131
Ardagh Metal Packaging SA .......... 4
2,062
Avery Dennison Corp. .............. 417
12,099
Ball Corp. ....................... 697
922
Berry Global Group, Inc. ............ 62
81,574
Crown Holdings, Inc. ............... 7,512
2,319
Graphic Packaging Holding Co. ....... 57
19,753
International Paper Co. .............. 715
5,150
Packaging Corp. of America .......... 839
1,105
Sealed Air Corp. .................. 40
638
Silgan Holdings, Inc. ............... 29
738
Sonoco Products Co. ............... 41
6,424
Westrock Co. ..................... 267
11,414
Distributors — 0.06%
6,230
Genuine Parts Co. ................. 863
6,719
LKQ Corp. ...................... 321
986
Pool Corp. ....................... 393
1,577
Diversified Consumer Services — 0.01%
1,585
ADT, Inc. ....................... 11
436
Bright Horizons Family Solutions, Inc.(a) 41
232
Grand Canyon Education, Inc.(a) ....... 31
1,154
H&R Block, Inc. .................. 56
605
Mister Car Wash, Inc.(a) ............. 5
1,134
Service Corp. International ........... 77
221
Diversified REITs — 0.16%
194,445
Empire State Realty Trust, Inc. ........ 1,884
40,842
Essential Properties Realty Trust, Inc. ... 1,044
16,026
WP Carey, Inc. .................... 1,039
3,967
Diversified Telecommunication Services — 0.36%
229,567
AT&T, Inc. ...................... 3,852
1,857
Frontier Communications Parent, Inc.(a) . 47
942
Iridium Communications, Inc. ......... 39
12,506
Liberty Global Ltd., Class - C(a) ....... 233
129,881
Verizon Communications, Inc. ......... 4,897
9,068
Shares Security Description Value
(000)
Common Stocks (continued)
Electric Utilities — 1.24%
20,907
Alliant Energy Corp. ............... $ 1,073
22,320
American Electric Power Co., Inc. ...... 1,813
538
Avangrid , Inc. .................... 17
62,289
Constellation Energy Corp. ........... 7,281
28,481
Duke Energy Corp. ................. 2,764
18,363
Edison International ................ 1,313
12,135
Entergy Corp. .................... 1,228
19,496
Evergy , Inc. ...................... 1,018
20,707
Eversource Energy ................. 1,278
41,258
Exelon Corp. ..................... 1,481
32,660
FirstEnergy Corp. .................. 1,197
825
Hawaiian Electric Industries, Inc. ...... 12
382
IDACORP, Inc. ................... 38
59,705
NextEra Energy, Inc. ............... 3,626
10,246
NRG Energy, Inc. .................. 529
1,514
OGE Energy Corp. ................. 53
71,759
PG&E Corp. ..................... 1,294
856
Pinnacle West Capital Corp. .......... 61
42,747
PPL Corp. ....................... 1,159
38,667
The Southern Co. .................. 2,710
26,272
Xcel Energy, Inc. .................. 1,627
31,572
Electrical Equipment — 0.58%
243
Acuity Brands, Inc. ................ 50
7,085
AMETEK, Inc. ................... 1,168
1,919
ChargePoint Holdings, Inc.(a) ......... 4
10,280
Eaton Corp. PLC .................. 2,476
15,913
Emerson Electric Co. ............... 1,549
459
Generac Holdings, Inc.(a) ............ 59
2,020
Hubbell, Inc. ..................... 665
1,253
nVent Electric PLC ................. 74
3,939
Plug Power, Inc.(a) ................. 18
494
Regal Rexnord Corp. ............... 73
2,933
Rockwell Automation, Inc. ........... 910
1,147
Sensata Technologies Holding PLC ..... 43
1,580
Sunrun , Inc.(a) .................... 31
160,428
Vertiv Holdings Co., Class - A ......... 7,706
14,826
Electronic Equipment, Instruments & Components
— 0.28%
15,167
Amphenol Corp., Class - A ........... 1,505
440
Arrow Electronics, Inc.(a) ............ 54
690
Avnet, Inc. ....................... 35
3,428
CDW Corp. ...................... 779
1,318
Cognex Corp. .................... 55
900
Coherent Corp.(a) ................. 39
20,656
Corning, Inc. ..................... 629
357
Crane NXT Co. ................... 20
226
IPG Photonics Corp.(a) .............. 25

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
3,460
Jabil, Inc. ....................... $ 441
8,086
Keysight Technologies, Inc.(a) ........ 1,286
183
Littelfuse , Inc. .................... 49
356
TD SYNNEX Corp. ................ 38
5,650
TE Connectivity Ltd. ............... 794
1,210
Teledyne Technologies, Inc.(a) ........ 540
6,422
Trimble, Inc.(a) ................... 341
1,197
Vontier Corp. ..................... 41
1,292
Zebra Technologies Corp.(a) .......... 353
7,024
Energy Equipment & Services — 0.17%
35,138
Baker Hughes Co. ................. 1,201
22,921
Halliburton Co. ................... 828
2,968
NOV, Inc. ....................... 60
42,423
Schlumberger N.V. ................. 2,208
3,316
TechnipFMC PLC ................. 67
4,364
Entertainment — 0.94%
1,515
AMC Entertainment Holdings, Inc.(a) ... 9
11,116
Electronic Arts, Inc. ................ 1,521
4,943 Liberty Media Corp.-Liberty Formula
One(a) ..................... 312
159 Liberty Media Corp.-Liberty Formula
One(a) ..................... 9
355
Liberty Media Corp.-Liberty Live(a) .... 13
148
Liberty Media Corp.-Liberty Live(a) .... 5
4,061
Live Nation Entertainment, Inc.(a) ...... 380
141
Madison Square Garden Sports Corp.(a) .. 26
30,243
Netflix, Inc.(a) .................... 14,724
178
Playtika Holding Corp.(a) ............ 2
11,095
ROBLOX Corp., Class - A(a) ......... 508
3,291
Roku, Inc.(a) ..................... 302
1,062
Spotify Technology SA(a) ............ 200
5,057
Take-Two Interactive Software, Inc.(a) ... 814
47,090
The Walt Disney Co. ............... 4,251
464
TKO Group Holdings, Inc. ........... 38
59,492
Warner Bros. Discovery, Inc.(a) ........ 677
23,791
Financial Services — 3.36%
1,678
Affirm Holdings, Inc.(a) ............. 82
86,561
Apollo Global Management, Inc. ....... 8,067
39,090
Berkshire Hathaway, Inc., Class - B(a) ... 13,942
14,142
Block, Inc.(a) ..................... 1,094
1,748
Corebridge Financial, Inc. ............ 38
8,825
Equitable Holdings, Inc. ............. 294
358
Euronet Worldwide, Inc.(a) ........... 36
135,275
Fidelity National Information Services, Inc. 8,126
69,152
Fiserv, Inc.(a) ..................... 9,186
Shares Security Description Value
(000)
Common Stocks (continued)
Financial Services (continued)
1,798
FleetCor Technologies, Inc.(a) ......... $ 508
6,645
Global Payments, Inc. ............... 844
4,946
Jack Henry & Associates, Inc. ......... 809
45,134
Mastercard , Inc., Class - A ........... 19,250
2,240
MGIC Investment Corp. ............. 43
487
NCR Atleos Corp.(a) ............... 12
27,313
PayPal Holdings, Inc.(a) ............. 1,677
860
Rocket Cos., Inc., Class - A(a) ......... 12
383
Shift4 Payments, Inc., Class - A(a) ...... 28
2,823
The Western Union Co. .............. 34
8,686
Toast, Inc., Class - A(a) .............. 159
703
UWM Holdings Corp. .............. 5
80,295
Visa, Inc., Class - A ................ 20,905
738
Voya Financial, Inc. ................ 54
330
WEX, Inc.(a) ..................... 64
85,269
Food Products — 1.09%
21,064
Archer-Daniels-Midland Co. .......... 1,521
8,741
Bunge Global SA .................. 883
25,762
Campbell Soup Co. ................ 1,114
40,948
Conagra Brands, Inc. ............... 1,173
4,315
Darling Ingredients, Inc.(a) ........... 215
1,421
Flowers Foods, Inc. ................ 32
345
Freshpet , Inc.(a) ................... 30
27,971
General Mills, Inc. ................. 1,822
33,476
Hormel Foods Corp. ................ 1,075
497
Ingredion, Inc. .................... 54
22,596
Kellogg Co. ...................... 1,263
77,282
Lamb Weston Holdings, Inc. .......... 8,353
17,919
McCormick & Co., Inc./MD .......... 1,226
44,508
Mondelez International, Inc., Class - A ... 3,224
353
Pilgrim's Pride Corp.(a) ............. 10
409
Post Holdings, Inc.(a) ............... 36
2
Seaboard Corp. ................... 7
7,962
The Hershey Co. .................. 1,485
10,232
The J.M. Smucker Co. .............. 1,293
45,375
The Kraft Heinz Co. ................ 1,679
21,093
Tyson Foods, Inc., Class - A .......... 1,133
483
WK Kellogg Co. .................. 6
27,634
Gas Utilities — 0.05%
10,113
Atmos Energy Corp. ................ 1,173
665
National Fuel Gas Co. .............. 33
1,588
UGI Corp. ....................... 39
1,245
Ground Transportation — 1.19%
154
Avis Budget Group, Inc. ............. 27
91,280
Canadian Pacific Kansas City Ltd. ...... 7,217

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
57,979
CSX Corp. ....................... $ 2,010
1,015
Hertz Global Holdings, Inc.(a) ........ 11
2,524
JB Hunt Transport Services, Inc. ....... 504
7,104
Knight-Swift Transportation Holdings, Inc. 409
271
Landstar System, Inc. ............... 52
2,316
Lyft, Inc., Class - A(a) .............. 35
7,040
Norfolk Southern Corp. ............. 1,664
2,557
Old Dominion Freight Line, Inc. ....... 1,036
346
Ryder System, Inc. ................. 40
201
Saia, Inc.(a) ...................... 88
410
Schneider National, Inc., Class - B ...... 10
203,398
Uber Technologies, Inc.(a) ........... 12,523
2,657
U-Haul Holding Co. ................ 188
68
U-Haul Holding Co.(a) .............. 5
17,508
Union Pacific Corp. ................ 4,301
860
XPO, Inc.(a) ..................... 75
30,195
Health Care Equipment & Supplies — 1.56%
48,894
Abbott Laboratories ................ 5,382
1,878
Align Technology, Inc.(a) ............ 514
30,833
Baxter International, Inc. ............ 1,192
10,449
Becton Dickinson & Co. ............. 2,548
165,410
Boston Scientific Corp.(a) ............ 9,562
9,176
DENTSPLY SIRONA, Inc. ........... 327
9,905
Dexcom , Inc.(a) ................... 1,229
15,670
Edwards Lifesciences Corp.(a) ........ 1,195
384
Enovis Corp.(a) ................... 22
1,234
Envista Holdings Corp.(a) ............ 30
10,282
GE HealthCare Technologies, Inc. ...... 795
897
Globus Medical, Inc.(a) ............. 48
13,031
Hologic , Inc.(a) ................... 931
153
ICU Medical, Inc.(a) ............... 15
2,119
IDEXX Laboratories, Inc.(a) .......... 1,176
217
Inspire Medical Systems, Inc.(a) ....... 44
1,749
Insulet Corp.(a) ................... 379
549
Integra LifeSciences Holdings Corp.(a) .. 24
13,258
Intuitive Surgical, Inc.(a) ............ 4,473
360
Masimo Corp.(a) .................. 42
40,710
Medtronic PLC ................... 3,353
784
Novocure Ltd.(a) .................. 12
270
Penumbra, Inc.(a) .................. 68
403
QuidelOrtho Corp.(a) ............... 30
4,822
ResMed , Inc. ..................... 830
274
Shockwave Medical, Inc.(a) .......... 52
3,426
STERIS PLC ..................... 753
8,891
Stryker Corp. ..................... 2,663
484
Tandem Diabetes Care, Inc.(a) ......... 14
1,656
Teleflex, Inc. ..................... 413
1,266
The Cooper Cos., Inc. ............... 479
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Equipment & Supplies (continued)
7,939
Zimmer Biomet Holdings, Inc. ........ $ 966
39,561
Health Care Providers & Services — 1.87%
675
Acadia Healthcare Co., Inc.(a) ......... 52
2,205
agilon health, Inc.(a) ................ 28
243
Amedisys , Inc.(a) .................. 23
4,299
AmerisourceBergen Corp. ............ 883
116,346
Brookdale Senior Living, Inc.(a) ....... 677
12,940
Cardinal Health, Inc. ............... 1,304
22,462
Centene Corp.(a) .................. 1,667
111
Chemed Corp. .................... 65
42,247
CVS Health Corp. ................. 3,336
8,322
DaVita, Inc.(a) .................... 871
7,385
Elevance Health, Inc. ............... 3,483
743
Encompass Health Corp. ............. 50
5,494
HCA Healthcare, Inc. ............... 1,487
11,243
Henry Schein, Inc.(a) ............... 850
4,689
Humana, Inc. ..................... 2,147
4,695
Laboratory Corp. of America Holdings ... 1,067
5,173
McKesson Corp. .................. 2,395
3,061
Molina Healthcare, Inc.(a) ........... 1,106
893
Premier, Inc., Class - A .............. 20
8,326
Quest Diagnostics, Inc. .............. 1,149
1,155
R1 RCM, Inc.(a) .................. 12
762
Tenet Healthcare Corp.(a) ............ 58
9,803
The Cigna Group .................. 2,935
40,977
UnitedHealth Group, Inc. ............ 21,573
2,474
Universal Health Services, Inc., Class - B . 378
47,616
Health Care REITs — 0.39%
62,027
CareTrust REIT, Inc. ............... 1,387
18,883
Global Medical REIT, Inc. ........... 210
38,319
Healthcare Realty Trust, Inc. .......... 661
33,545
Healthpeak Properties, Inc. ........... 664
4,504
Medical Properties Trust, Inc. ......... 22
1,782
Omega Healthcare Investors, Inc. ...... 55
36,006
Ventas, Inc. ...................... 1,795
55,938
Welltower , Inc. .................... 5,043
9,837
Health Care Technology — 0.03%
881
Certara , Inc.(a) .................... 15
848
Doximity , Inc., Class - A(a) ........... 24
1,218
Teladoc Health, Inc.(a) .............. 26
3,828
Veeva Systems, Inc., Class - A(a) ....... 737
802
Hotel & Resort REITs — 0.07%
17,895
Host Hotels & Resorts, Inc. ........... 349

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Hotel & Resort REITs (continued)
1,690
Park Hotels & Resorts, Inc. ........... $ 26
13,442
Ryman Hospitality Properties, Inc. ...... 1,479
1,854
Hotels, Restaurants & Leisure — 1.46%
15,911
Airbnb, Inc., Class - A(a) ............ 2,165
1,784
Aramark ........................ 50
928
Booking Holdings, Inc.(a) ............ 3,292
555
Boyd Gaming Corp. ................ 35
5,756
Caesars Entertainment, Inc.(a) ......... 270
25,281
Carnival Corp.(a) .................. 469
122
Cava Group, Inc.(a) ................ 5
1,003
Chipotle Mexican Grill, Inc.(a) ........ 2,294
229
Choice Hotels International, Inc. ....... 26
541
Churchill Downs, Inc. ............... 73
3,056
Darden Restaurants, Inc. ............. 502
2,064
Domino's Pizza, Inc. ................ 850
6,947
DoorDash , Inc., Class - A(a) .......... 687
10,550
DraftKings , Inc.(a) ................. 372
3,541
Expedia Group, Inc.(a) .............. 538
45,609
Hilton Worldwide Holdings, Inc. ....... 8,305
7,079
Hyatt Hotels Corp., Class - A ......... 924
9,568
Las Vegas Sands Corp. .............. 471
14,420
Marriott International, Inc./MD, Class - A 3,252
284
Marriott Vacations Worldwide Corp. .... 24
21,226
McDonald's Corp. ................. 6,294
7,390
MGM Resorts International(a) ......... 330
3,172
Norwegian Cruise Line Holdings Ltd.(a) . 64
1,172
Penn Entertainment, Inc.(a) ........... 30
633
Planet Fitness, Inc., Class - A(a) ....... 46
6,218
Royal Caribbean Cruises Ltd.(a) ....... 805
29,267
Starbucks Corp. ................... 2,810
505
Texas Roadhouse, Inc. .............. 62
1,293
The Wendy's Co. .................. 25
560
Travel + Leisure Co. ................ 22
971
Vail Resorts, Inc. .................. 207
226
Wingstop , Inc. .................... 58
635
Wyndham Hotels & Resorts, Inc. ....... 51
2,785
Wynn Resorts Ltd. ................. 254
11,122
Yum! Brands, Inc. ................. 1,453
37,115
Household Durables — 0.19%
7,828
D.R. Horton, Inc. .................. 1,190
3,901
Garmin Ltd. ...................... 501
1,009
Leggett & Platt, Inc. ................ 26
6,374
Lennar Corp., Class - A .............. 951
112
Lennar Corp., Class - B ............. 15
399
Mohawk Industries, Inc.(a) ........... 41
2,863
Newell Brands, Inc. ................ 25
83
NVR, Inc.(a) ..................... 581
Shares Security Description Value
(000)
Common Stocks (continued)
Household Durables (continued)
5,755
PulteGroup, Inc. ................... $ 594
1,261
Tempur Sealy International, Inc. ....... 64
6,265
Toll Brothers, Inc. ................. 644
242
TopBuild Corp.(a) ................. 91
404
Whirlpool Corp. ................... 49
4,772
Household Products — 0.66%
1,016
BJ's Wholesale Club Holdings, Inc.(a) ... 68
15,130
Church & Dwight Co., Inc. ........... 1,430
30,838
Colgate-Palmolive Co. .............. 2,458
15,545
Kimberly-Clark Corp. ............... 1,889
412
Reynolds Consumer Products, Inc. ..... 11
302
Spectrum Brands Holdings, Inc. ....... 24
9,054
The Clorox Co. ................... 1,291
65,886
The Procter & Gamble Co. ........... 9,655
16,826
Independent Power and Renewable Electricity Producers
— 0.04%
968
Brookfield Renewable Corp., Class - A .. 28
261
Clearway Energy, Inc., Class - A ....... 7
618
Clearway Energy, Inc., Class - C ....... 17
16,860
The AES Corp. ................... 324
18,297
Vistra Corp. ...................... 705
1,081
Industrial Conglomerates — 0.65%
18,729
3M Co. ......................... 2,048
82,716
General Electric Co. ................ 10,557
18,529
Honeywell International, Inc. ......... 3,885
16,490
Industrial REITs — 0.60%
2,038
Americold Realty Trust, Inc. .......... 62
9,398
EastGroup Properties, Inc. ........... 1,725
999
First Industrial Realty Trust, Inc. ....... 53
58,383
Plymouth Industrial REIT, Inc. ........ 1,405
88,036
Prologis, Inc. ..................... 11,735
1,562
Rexford Industrial Realty, Inc. ......... 88
1,356
STAG Industrial, Inc. ............... 53
15,121
Insurance — 1.57%
20,279
Aflac, Inc. ....................... 1,673
5,734
American Financial Group, Inc. ........ 682
18,363
American International Group, Inc. ..... 1,244
6,184
Aon PLC, Class - A ................ 1,799
15,488
Arch Capital Group Ltd.(a) ........... 1,151
6,861
Arthur J. Gallagher & Co. ............ 1,543
4,999
Assurant, Inc. .................... 843

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Insurance (continued)
437
Assured Guaranty Ltd. .............. $ 33
590
Axis Capital Holdings Ltd. ........... 33
514
Brighthouse Financial, Inc.(a) ......... 27
8,024
Brown & Brown, Inc. ............... 571
13,013
Chubb Ltd. ...................... 2,940
6,429
Cincinnati Financial Corp. ........... 664
207
CNA Financial Corp. ............... 9
2,542
Erie Indemnity Co., Class - A ......... 852
2,444
Everest Group Ltd. ................. 865
6,532
Fidelity National Financial, Inc. ....... 334
765
First American Financial Corp. ........ 49
5,969
Globe Life, Inc. ................... 727
482
Kemper Corp. .................... 23
165
Kinsale Capital Group, Inc. ........... 55
1,287
Lincoln National Corp. .............. 35
11,078
Loews Corp. ..................... 771
699
Markel Group, Inc.(a) ............... 993
14,202
Marsh & McLennan Cos., Inc. ........ 2,690
19,069
MetLife, Inc. ..................... 1,261
2,054
Old Republic International Corp. ....... 60
278
Primerica, Inc. .................... 57
6,240
Principal Financial Group, Inc. ........ 491
9,292
Prudential Financial, Inc. ............ 964
507
Reinsurance Group of America, Inc. .... 82
374
RenaissanceRe Holdings Ltd. ......... 73
304
RLI Corp. ....................... 40
692
Ryan Specialty Holdings, Inc.(a) ....... 30
10,918
The Allstate Corp. ................. 1,529
268
The Hanover Insurance Group, Inc. ..... 33
13,718
The Hartford Financial Services Group, Inc. 1,103
19,515
The Progressive Corp. .............. 3,107
9,656
The Travelers Cos., Inc. ............. 1,839
1,503
Unum Group ..................... 68
13,783
W.R. Berkley Corp. ................ 975
19
White Mountains Insurance Group Ltd. .. 29
31,270
Willis Towers Watson PLC ........... 7,541
39,888
Interactive Media & Services — 3.63%
219,714
Alphabet, Inc., Class - A(a) ........... 30,692
151,058
Alphabet, Inc., Class - C(a) ........... 21,288
583
IAC, Inc.(a) ...................... 31
7,522
Match Group, Inc.(a) ............... 274
88,049
Meta Platforms, Inc., Class - A(a) ...... 31,165
223,538
Pinterest, Inc., Class - A(a) ........... 8,280
18,366
Snap, Inc., Class - A(a) .............. 311
775
TripAdvisor, Inc.(a) ................ 17
2,357
ZoomInfo Technologies, Inc.(a) ........ 44
92,102
Shares Security Description Value
(000)
Common Stocks (continued)
IT Services — 1.11%
16,197
Accenture PLC, Class - A ............ $ 5,683
7,113
Akamai Technologies, Inc.(a) ......... 842
901
Amdocs Ltd. ..................... 79
7,185
Cloudflare , Inc., Class - A(a) .......... 599
13,159 Cognizant Technology Solutions Corp.,
Class - A .................... 994
1,745
DXC Technology Co.(a) ............. 40
1,454
EPAM Systems, Inc.(a) .............. 433
1,999
Gartner, Inc.(a) ................... 902
309
Globant SA(a) .................... 74
74,949
GoDaddy , Inc., Class - A(a) ........... 7,956
27,745
International Business Machines Corp. ... 4,537
1,550
Kyndryl Holdings, Inc.(a) ............ 32
4,898
MongoDB, Inc.(a) ................. 2,002
4,155
Okta , Inc.(a) ..................... 376
13,815
Snowflake, Inc., Class - A(a) .......... 2,750
4,315
Twilio , Inc., Class - A(a) ............. 327
2,398
VeriSign, Inc.(a) ................... 494
28,120
Leisure Products — 0.02%
548
Brunswick Corp. .................. 53
6,770
Hasbro, Inc. ...................... 346
2,666
Mattel, Inc.(a) .................... 50
2,337
Peloton Interactive, Inc., Class - A(a) .... 14
417
Polaris, Inc. ...................... 40
654
YETI Holdings, Inc.(a) .............. 34
537
Life Sciences Tools & Services — 1.23%
698
10X Genomics, Inc., Class - A(a) ....... 39
7,495
Agilent Technologies, Inc. ............ 1,042
17,071
Avantor , Inc.(a) ................... 389
518
Azenta , Inc.(a) .................... 34
595
Bio-Rad Laboratories, Inc., Class - A(a) .. 192
4,237
Bio- Techne Corp. .................. 327
813
Bruker Corp. ..................... 60
1,286 Charles River Laboratories International,
Inc.(a) ...................... 304
49,283
Danaher Corp. .................... 11,402
672
Fortrea Holdings, Inc.(a) ............. 23
616
ICON PLC(a) .................... 174
4,022
Illumina, Inc.(a) ................... 560
4,684
IQVIA Holdings, Inc.(a) ............. 1,084
833 Maravai LifeSciences Holdings, Inc., Class -
A(a) ....................... 5
176
Medpace Holdings, Inc.(a) ........... 54
573
Mettler -Toledo International, Inc.(a) .... 695
1,720
QIAGEN N.V.(a) .................. 75
1,448
Repligen Corp.(a) .................. 260
3,148
Revvity , Inc. ..................... 344
750
Sotera Health Co.(a) ................ 13

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Life Sciences Tools & Services (continued)
24,262
Thermo Fisher Scientific, Inc. ......... $ 12,879
1,515
Waters Corp.(a) ................... 498
1,936
West Pharmaceutical Services, Inc. ..... 682
31,135
Machinery — 0.90%
471
AGCO Corp. ..................... 57
699
Allison Transmission Holdings, Inc. .... 41
14,096
Caterpillar, Inc. ................... 4,166
25,262
CNH Industrial N.V. ................ 308
357
Crane Co. ....................... 42
4,783
Cummins, Inc. .................... 1,146
7,656
Deere & Co. ..................... 3,061
921
Donaldson Co., Inc. ................ 60
3,623
Dover Corp. ...................... 558
430
Esab Corp. ....................... 37
987
Flowserve Corp. ................... 41
9,230
Fortive Corp. ..................... 680
912
Gates Industrial Corp. PLC(a) ......... 12
4,271
Graco , Inc. ...................... 370
3,221
IDEX Corp. ...................... 700
8,699
Illinois Tool Works, Inc. ............. 2,277
10,323
Ingersoll Rand, Inc. ................ 798
633
ITT, Inc. ........................ 76
425
Lincoln Electric Holdings, Inc. ........ 92
1,337
Nordson Corp. .................... 354
498
Oshkosh Corp. .................... 54
13,524
Otis Worldwide Corp. ............... 1,211
17,046
PACCAR, Inc. .................... 1,664
3,279
Parker-Hannifin Corp. .............. 1,510
4,441
Pentair PLC ...................... 323
214
RBC Bearings, Inc.(a) .............. 61
2,578
Snap-on, Inc. ..................... 746
3,882
Stanley Black & Decker, Inc. ......... 381
406
The Middleby Corp.(a) .............. 60
464
The Timken Co. ................... 37
5,551
The Toro Co. ..................... 533
4,649
Westinghouse Air Brake Technologies Corp. 590
6,211
Xylem, Inc. ...................... 710
22,756
Marine Transportation — 0.00%
453
Kirby Corp.(a) .................... 36
Media — 0.70%
44
Cable One, Inc. ................... 24
19,018
Charter Communications, Inc., Class - A(a) 7,391
110,970
Comcast Corp., Class - A ............ 4,867
1,900
DISH Network Corp., Class - A(a) ...... 11
22,910
Fox Corp., Class - A ................ 680
18,464
Fox Corp., Class - B ................ 510
Shares Security Description Value
(000)
Common Stocks (continued)
Media (continued)
132
Liberty Broadband Corp., Class - A(a) ... $ 11
2,954
Liberty Broadband Corp., Class - C(a) ... 238
569
Liberty Media Corp.-Liberty SiriusXM (a) 16
4,393
Liberty Media Corp.-Liberty SiriusXM (a) 127
10,330
News Corp., Class - A ............... 254
897
News Corp., Class - B .............. 23
258
Nexstar Media Group, Inc. ........... 40
8,643
Omnicom Group, Inc. ............... 748
70
Paramount Global, Class - A .......... 1
13,858
Paramount Global, Class - B .......... 205
114,179
Sirius XM Holdings, Inc.^ ........... 625
9,714
The Interpublic Group of Cos., Inc. ..... 317
1,232
The New York Times Co., Class - A ..... 60
22,519
The Trade Desk, Inc., Class - A(a) ...... 1,621
17,769
Metals & Mining — 0.25%
1,341
Alcoa Corp. ...................... 46
12,799
Cleveland-Cliffs, Inc.(a) ............. 261
36,645
Freeport-McMoRan, Inc. ............ 1,559
785
MP Materials Corp.(a) .............. 16
50,367
Newmont Corp. ................... 2,085
6,372
Nucor Corp. ...................... 1,109
2,189
Reliance Steel & Aluminum Co. ....... 612
497
Royal Gold, Inc. ................... 60
648
Southern Copper Corp. .............. 56
1,562
SSR Mining, Inc. .................. 17
4,141
Steel Dynamics, Inc. ................ 489
1,703
United States Steel Corp. ............ 83
6,393
Mortgage Real Estate Investment Trusts (REITs)
— 0.02%
4,327
AGNC Investment Corp. ............ 42
17,906
Annaly Capital Management, Inc. ...... 347
3,639
Rithm Capital Corp. ................ 39
2,215
Starwood Property Trust, Inc. ......... 47
475
Multi-Utilities — 0.55%
16,344
Ameren Corp. .................... 1,182
37,682
CenterPoint Energy, Inc. ............. 1,077
21,168
CMS Energy Corp. ................. 1,230
17,523
Consolidated Edison, Inc. ............ 1,594
37,678
Dominion Energy, Inc. .............. 1,771
12,279
DTE Energy Co. .................. 1,354
36,899
NiSource, Inc. .................... 979
22,717
Public Service Enterprise Group, Inc. .... 1,389
24,537
Sempra Energy ................... 1,834

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Multi-Utilities (continued)
17,775
WEC Energy Group, Inc. ............ $ 1,496
13,906
Office REITs — 0.15%
4,246
Alexandria Real Estate Equities, Inc. .... 538
3,803
Boston Properties, Inc. .............. 266
1,145
Cousins Properties, Inc. ............. 28
788
Highwoods Properties, Inc. ........... 18
36,321
Kilroy Realty Corp. ................ 1,447
105
NET Lease Office Properties .......... 2
35,100
SL Green Realty Corp. .............. 1,586
1,338
Vornado Realty Trust ............... 38
3,923
Oil, Gas & Consumable Fuels — 2.02%
2,550
Antero Midstream Corp. ............. 32
2,151
Antero Resources Corp.(a) ........... 49
7,738
APA Corp. ....................... 278
362,860
Cenovus Energy, Inc. ............... 6,042
9,240
Cheniere Energy, Inc. ............... 1,577
6,633
Chesapeake Energy Corp. ............ 510
49,891
Chevron Corp. .................... 7,442
34,392
ConocoPhillips ................... 3,992
37,206
Coterra Energy, Inc. ................ 950
16,316
Devon Energy Corp. ................ 739
4,398
Diamondback Energy, Inc. ........... 682
735
DT Midstream, Inc. ................ 40
17,932
EOG Resources, Inc. ............... 2,169
9,745
EQT Corp. ....................... 376
109,151
Exxon Mobil Corp. ................ 10,913
7,169
Hess Corp. ....................... 1,034
11,470
HF Sinclair Corp. .................. 637
81,206
Kinder Morgan, Inc. ................ 1,433
15,513
Marathon Oil Corp. ................ 374
12,271
Marathon Petroleum Corp. ........... 1,821
418
New Fortress Energy, Inc. ............ 16
18,910
Occidental Petroleum Corp. .......... 1,129
14,923
ONEOK, Inc. ..................... 1,047
6,796
Ovintiv , Inc. ..................... 299
15,542
Phillips 66 ....................... 2,069
5,994
Pioneer Natural Resources Co. ........ 1,348
1,786
Range Resources Corp. .............. 54
8,345
Southwestern Energy Co.(a) .......... 55
5,598
Targa Resources Corp. .............. 487
257
Texas Pacific Land Corp. ............ 403
46,128
The Williams Cos., Inc. ............. 1,607
12,584
Valero Energy Corp. ................ 1,636
51,240
Shares Security Description Value
(000)
Common Stocks (continued)
Paper & Forest Products — 0.00%
485
Louisiana-Pacific Corp. ............. $ 34
Passenger Airlines — 0.03%
949
Alaska Air Group, Inc.(a) ............ 37
4,899
American Airlines Group, Inc.(a) ....... 67
7,977
Delta Air Lines, Inc. ................ 321
7,396
Southwest Airlines Co. .............. 214
2,474
United Airlines Holdings, Inc.(a) ....... 102
741
Personal Care Products — 0.40%
2,665
Coty, Inc., Class - A(a) .............. 33
377,272
Kenvue , Inc. ..................... 8,123
11,935
L'Oreal SA, ADR .................. 1,186
943
Olaplex Holdings, Inc.(a) ............ 2
6,034
The Estee Lauder Cos., Inc. .......... 883
10,227
Pharmaceuticals — 2.32%
19,476
AstraZeneca PLC, ADR ............. 1,312
69,443
Bristol-Myers Squibb Co. ............ 3,563
4,864
Catalent , Inc.(a) ................... 219
3,702
Elanco Animal Health, Inc.(a) ......... 55
40,047
Eli Lilly & Co. .................... 23,343
61
Jazz Pharmaceuticals PLC(a) ......... 8
5,013
Jazz Pharmaceuticals PLC(a) ......... 616
67,585
Johnson & Johnson ................ 10,593
73,675
Merck & Co., Inc. ................. 8,032
22,581
Novo Nordisk A/S, ADR ............. 2,336
1,927
Organon & Co. ................... 28
1,019
Perrigo Co. PLC .................. 33
170,896
Pfizer, Inc. ....................... 4,920
30,400
Royalty Pharma PLC, Class - A ........ 854
58,538
Viatris , Inc. ...................... 634
11,854
Zoetis, Inc. ...................... 2,340
58,886
Professional Services — 0.74%
11,108
Automatic Data Processing, Inc. ....... 2,589
8,408
Booz Allen Hamilton Holding Corp. .... 1,075
3,562
Broadridge Financial Solutions, Inc. .... 733
171
CACI International, Inc., Class - A(a) ... 55
3,974
Ceridian HCM Holding, Inc.(a) ........ 267
3,580
Clarivate PLC(a) .................. 33
322
Concentrix Corp. .................. 32
1,907
Dun & Bradstreet Holdings, Inc. ....... 22
3,192
Equifax, Inc. ..................... 789
256
FTI Consulting, Inc.(a) .............. 51
1,353
Genpact Ltd. ..................... 47
4,097
Jacobs Solutions, Inc. ............... 532
1,034
KBR, Inc. ....................... 57

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Professional Services (continued)
9,582
Leidos Holdings, Inc. ............... $ 1,037
381
ManpowerGroup , Inc. .............. 30
8,298
Paychex, Inc. ..................... 988
1,403
Paycom Software, Inc. .............. 290
461
Paycor HCM, Inc.(a) ............... 10
1,183
Paylocity Holding Corp.(a) ........... 195
2,890
Robert Half International, Inc. ......... 255
417
Science Applications International Corp. . 52
5,608
SS&C Technologies Holdings, Inc. ..... 342
117,335
TransUnion ...................... 8,062
5,137
Verisk Analytics, Inc. ............... 1,227
18,770
Real Estate Management & Development — 0.24%
24,127
CBRE Group, Inc., Class - A(a) ........ 2,246
36,822
Corp. Inmobiliaria Vesta Sab de CV, ADR 1,459
10,390
CoStar Group, Inc.(a) ............... 908
254
Howard Hughes Holdings, Inc.(a) ...... 22
362
Jones Lang LaSalle, Inc.(a) ........... 68
120,175
Tricon Residential, Inc. .............. 1,094
427
Zillow Group, Inc., Class - A(a) ........ 24
4,146
Zillow Group, Inc., Class - C(a) ........ 240
6,061
Residential REITs — 0.72%
79,417
American Homes 4 Rent, Class - A ..... 2,856
1,135
Apartment Income REIT Corp. ........ 39
23,582
AvalonBay Communities, Inc. ......... 4,416
8,025
Camden Property Trust .............. 797
10,295
Equity LifeStyle Properties, Inc. ....... 726
15,581
Equity Residential ................. 953
17,183
Essex Property Trust, Inc. ............ 4,261
23,039
Invitation Homes, Inc. .............. 786
6,261
Mid-America Apartment Communities, Inc. 841
5,545
Sun Communities, Inc. .............. 740
17,169
UDR, Inc. ....................... 657
83,228
Veris Residential, Inc. ............... 1,310
18,382
Retail REITs — 0.50%
672
Agree Realty Corp. ................ 42
121,187
Brixmor Property Group, Inc. ......... 2,821
609
Federal Realty Investment Trust ....... 63
16,616
Kimco Realty Corp. ................ 354
15,418
Kite Realty Group Trust ............. 352
1,373
NNN REIT, Inc. ................... 59
34,566
Phillips Edison & Co., Inc. ........... 1,261
29,074
Realty Income Corp. ............... 1,669
6,342
Regency Centers Corp. .............. 425
30,099
Simon Property Group, Inc. .......... 4,294
1,055
Spirit Realty Capital, Inc. ............ 46
Shares Security Description Value
(000)
Common Stocks (continued)
Retail REITs (continued)
50,694
Tanger , Inc. ...................... $ 1,405
12,791
Semiconductors & Semiconductor Equipment — 4.85%
124,159
Advanced Micro Devices, Inc.(a) ....... 18,302
503
Allegro MicroSystems , Inc.(a) ......... 15
12,839
Analog Devices, Inc. ............... 2,549
65,616
Applied Materials, Inc. .............. 10,633
7,788
ARM Holdings PLC, ADR^(a) ........ 585
1,453
ASML Holding N.V., NYS ........... 1,100
14,170
Broadcom, Inc. ................... 15,818
416
Cirrus Logic, Inc.(a) ................ 35
3,430
Enphase Energy, Inc.(a) ............. 453
3,802
Entegris , Inc. ..................... 456
2,627
First Solar, Inc.(a) ................. 453
592
GLOBALFOUNDRIES, Inc.(a) ....... 36
108,316
Intel Corp. ....................... 5,443
3,522
KLA Corp. ...................... 2,047
3,414
Lam Research Corp. ................ 2,674
3,713
Lattice Semiconductor Corp.(a) ........ 256
21,958
Marvell Technology, Inc. ............ 1,324
13,854
Microchip Technology, Inc. ........... 1,250
35,019
Micron Technology, Inc. ............. 2,989
501
MKS Instruments, Inc. .............. 52
1,177
Monolithic Power Systems, Inc. ....... 742
89,739
NVIDIA Corp. .................... 44,439
4,658
NXP Semiconductors N.V. ........... 1,070
11,003
ON Semiconductor Corp.(a) .......... 919
2,475
Qorvo , Inc.(a) .................... 279
28,766
QUALCOMM, Inc. ................ 4,161
4,055
Skyworks Solutions, Inc. ............ 455
3,960
Teradyne, Inc. .................... 430
23,366
Texas Instruments, Inc. .............. 3,983
353
Universal Display Corp. ............. 68
934
Wolfspeed , Inc.(a) ................. 41
123,057
Software — 7.24%
26,625
Adobe, Inc.(a) .................... 15,885
455
Alteryx , Inc., Class - A(a) ............ 21
2,264
ANSYS, Inc.(a) ................... 822
1,660
AppLovin Corp., Class - A(a) ......... 66
1,806
Aspen Technology, Inc.(a) ............ 398
4,016
Atlassian Corp., Class - A(a) .......... 955
5,471
Autodesk, Inc.(a) .................. 1,332
5,156
Bentley Systems, Inc., Class - B ....... 269
2,638
BILL Holdings, Inc.(a) .............. 215
11,926
Cadence Design Systems, Inc.(a) ....... 3,249
1,519
CCC Intelligent Solutions Holdings, Inc.(a) 17
4,606
Confluent, Inc., Class - A(a) .......... 108
11,184
Crowdstrike Holdings, Inc., Class - A(a) . 2,855

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Software (continued)
6,755
Datadog , Inc., Class - A(a) ........... $ 820
5,077
DocuSign, Inc.(a) .................. 302
449
Dolby Laboratories, Inc., Class - A ..... 39
1,050
DoubleVerify Holdings, Inc.(a) ........ 39
7,015
Dropbox, Inc., Class - A(a) ........... 206
6,249
Dynatrace , Inc.(a) ................. 342
587
Elastic N.V.(a) .................... 66
647
Fair Isaac Corp.(a) ................. 753
531
Five9, Inc.(a) ..................... 42
16,960
Fortinet, Inc.(a) ................... 993
36,546
Gen Digital, Inc. .................. 834
663
Gitlab , Inc., Class - A(a) ............. 42
622
Guidewire Software, Inc.(a) .......... 68
701
HashiCorp , Inc., Class - A(a) .......... 17
2,204
HubSpot , Inc.(a) .................. 1,280
279
Informatica , Inc., Class - A(a) ......... 8
7,165
Intuit, Inc. ....................... 4,478
3,159
Kinaxis , Inc.(a) ................... 355
1,576
Manhattan Associates, Inc.(a) ......... 339
226,479
Microsoft Corp. ................... 85,161
31,564
Money Forward, Inc.(a) ............. 968
528
nCino , Inc.(a) .................... 18
974
NCR Voyix Corp.(a) ................ 16
1,742
Nutanix , Inc., Class - A(a) ............ 83
99,747
Oracle Corp. ..................... 10,516
47,695
Palantir Technologies, Inc., Class - A(a) .. 819
35,431
Palo Alto Networks, Inc.(a) ........... 10,448
314
Pegasystems , Inc. .................. 15
592
Procore Technologies, Inc.(a) ......... 41
3,052
PTC, Inc.(a) ...................... 534
646
RingCentral, Inc., Class - A(a) ......... 22
3,436
Roper Technologies, Inc. ............. 1,873
63,844
Salesforce, Inc.(a) ................. 16,801
1,746
SentinelOne , Inc., Class - A(a) ........ 48
7,413
ServiceNow , Inc.(a) ................ 5,238
964
Smartsheet , Inc., Class - A(a) ......... 46
4,122
Splunk , Inc.(a) .................... 628
3,919
Synopsys, Inc.(a) .................. 2,018
776
Teradata Corp.(a) .................. 34
4,558
The Descartes Systems Group, Inc.(a) ... 383
1,074
Tyler Technologies, Inc.(a) ........... 449
9,881
UiPath , Inc., Class - A(a) ............ 245
6,594
Unity Software, Inc.(a) .............. 270
33,564
Workday, Inc., Class - A(a) ........... 9,265
6,100 Zoom Video Communications, Inc., Class -
A(a) ....................... 439
2,233
Zscaler , Inc.(a) .................... 495
184,088
Specialized REITs — 1.45%
26,067
American Tower Corp. .............. 5,628
Shares Security Description Value
(000)
Common Stocks (continued)
Specialized REITs (continued)
14,706
Crown Castle, Inc. ................. $ 1,694
42,275
CubeSmart ...................... 1,960
25,497
Digital Realty Trust, Inc. ............. 3,431
36,579
EPR Properties ................... 1,772
8,780
Equinix , Inc. ..................... 7,070
25,879
Extra Space Storage, Inc. ............ 4,150
14,912
Gaming and Leisure Properties, Inc. .... 736
38,077
Iron Mountain, Inc. ................ 2,665
656
Lamar Advertising Co., Class - A ....... 70
603
National Storage Affiliates Trust ....... 25
10,945
Public Storage .................... 3,338
1,105
Rayonier, Inc. .................... 37
3,907
SBA Communications Corp. .......... 991
79,737
VICI Properties, Inc. ............... 2,542
19,061
Weyerhaeuser Co. ................. 662
36,771
Specialty Retail — 1.08%
449
Advance Auto Parts, Inc. ............ 27
230
AutoNation, Inc.(a) ................ 35
673
AutoZone, Inc.(a) .................. 1,740
5,953
Bath & Body Works, Inc. ............ 257
4,967
Best Buy Co., Inc. ................. 389
1,636
Burlington Stores, Inc.(a) ............ 318
4,099
CarMax, Inc.(a) ................... 315
1,526
Dick's Sporting Goods, Inc. ........... 225
414
Five Below, Inc.(a) ................. 88
783
Floor & Decor Holdings, Inc., Class - A(a) 87
2,036
GameStop Corp., Class - A(a) ......... 36
206
Lithia Motors, Inc. ................. 68
14,951
Lowe's Cos., Inc. .................. 3,328
149
Murphy USA, Inc. ................. 53
3,240
O'Reilly Automotive, Inc.(a) .......... 3,078
152
Penske Automotive Group, Inc. ........ 24
610
Petco Health & Wellness Co., Inc.(a) .... 2
123
Restoration Hardware Co.(a) .......... 36
8,628
Ross Stores, Inc. .................. 1,194
1,475
The Gap, Inc. ..................... 31
29,930
The Home Depot, Inc. .............. 10,370
43,733
The TJX Cos., Inc. ................. 4,103
3,796
Tractor Supply Co. ................. 817
1,292
Ulta Beauty, Inc.(a) ................ 633
1,302
Valvoline, Inc.(a) .................. 49
615
Victoria's Secret & Co.(a) ............ 16
598
Wayfair, Inc., Class - A(a) ............ 37
503
Williams-Sonoma, Inc. .............. 101
27,457
Technology Hardware, Storage & Peripherals — 3.60%
458,012
Apple, Inc. ...................... 88,181
4,686
Dell Technologies, Inc., Class - C ...... 358

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals (continued)
33,475
Hewlett Packard Enterprise Co. ........ $ 569
22,957
HP, Inc. ......................... 691
5,457
NetApp, Inc. ..................... 481
2,163
Pure Storage, Inc., Class - A(a) ........ 77
3,503
Seagate Technology Holdings PLC ..... 299
857
Super Micro Computer, Inc.(a) ........ 244
8,152
Western Digital Corp.(a) ............. 427
91,327
Textiles, Apparel & Luxury Goods — 0.40%
227
Birkenstock Holding PLC(a) .......... 11
930
Capri Holdings Ltd.(a) .............. 47
283
Carter's, Inc. ..................... 21
273
Columbia Sportswear Co. ............ 22
459
Crocs, Inc.(a) ..................... 43
675
Deckers Outdoor Corp.(a) ............ 452
6,454
Lululemon Athletica , Inc.(a) .......... 3,300
10,030 LVMH Moet Hennessy Louis Vuitton SE,
ADR ....................... 1,629
37,595
NIKE, Inc., Class - B ............... 4,081
478
PVH Corp. ...................... 58
307
Ralph Lauren Corp. ................ 44
1,015
Skechers USA, Inc., Class - A(a) ....... 63
1,791
Tapestry, Inc. ..................... 66
1,429
Under Armour , Inc., Class - A(a) ....... 13
1,440
Under Armour , Inc., Class - C(a) ....... 12
9,114
V.F. Corp. ....................... 171
10,033
Tobacco — 0.54%
64,621
Altria Group, Inc. .................. 2,607
119,101
Philip Morris International, Inc. ........ 11,205
13,812
Trading Companies & Distributors — 0.48%
95,445
AerCap Holdings N.V.(a) ............ 7,093
149
AerCap Holdings N.V.(a) ............ 11
788
Air Lease Corp. ................... 33
1,024
Core & Main, Inc., Class - A(a) ........ 41
17,352
Fastenal Co. ...................... 1,124
5,777
Ferguson PLC .................... 1,115
350
MSC Industrial Direct Co., Inc. ........ 35
337
SiteOne Landscape Supply, Inc.(a) ...... 55
1,748
United Rentals, Inc. ................ 1,003
1,544
W.W. Grainger, Inc. ................ 1,280
841
Watsco , Inc. ...................... 360
338
WESCO International, Inc. ........... 59
12,209
Water Utilities — 0.08%
8,708
American Water Works Co., Inc. ....... 1,150
Shares Security Description Value
(000)
Common Stocks (continued)
Water Utilities (continued)
21,086
Essential Utilities, Inc. .............. $ 787
1,937
Wireless Telecommunication Services — 0.11%
17,076
T-Mobile US, Inc. ................. 2,738
Total Common Stocks .............. 1,765,292
Contingent Right — 0.00%
Biotechnology — 0.00%
14 Oncternal Therapeutics, Inc. CVR,
12/31/49(a)(b) ................ –
Total Contingent Right ............. –
Investment Companies — 28.76%
Domestic Equity Funds — 27.51%
1,594,300
Invesco S&P 500 Low Volatility ETF .... 99,899
248,710
iShares Core S&P 500 ETF ........... 118,791
216,860 iShares Core S&P Total U.S. Stock Market
ETF ....................... 22,820
8,350
iShares Russell 1000 ETF ............ 2,190
660,001
SPDR S&P 500 ETF Trust ........... 313,706
271,010
Vanguard S&P 500 ETF ............. 118,377
96,060
Vanguard Total Stock Market ETF ...... 22,787
698,570
Money Market Funds — 1.25%
1,305,654 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 5.00%^^(c) 1,306
30,654,258 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
5.25%(c) .................... 30,654
31,960
Total Investment Companies ......... 730,530
Purchased Options on Futures — 0.02%
Total Purchased Options on Futures ... 417
Total Investments (cost $1,793,902) —
98.29% ..................... 2,496,239
Other assets in excess of liabilities —
1.71% ...................... 43,411
Net Assets - 100.00% $ 2,539,650
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2023.

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of
December 31, 2023.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The Institutional U.S. Equity
Portfolio
Echo Street
Capital
Management,
LLC
Jennison
Associates,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
Wellington
Management
Company,
LLC
Rhumbline
Advisers
Monashee
Investment
Management,
LLC Total
Common Stocks ............................. 0.07% 4.30% 49.13% — 2.79% 13.22% — 69.51%
Contingent Right ............................ — — 0.00% — — — — 0.00%
Investment Companies ................... 12.35% 0.02% 0.04% 5.01% 0.02% 0.13% 11.19% 28.76%
Purchased Options on Futures ....... — — — — — — 0.02% 0.02%
Other Assets (Liabilities) ............... 0.06% — 0.15% 0.13% 0.01% — 1.36% 1.71%
Total Net Assets ........................ 12.48% 4.32% 49.32% 5.14% 2.82% 13.35% 12.57% 100.00
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 383 3/15/24 $ 92,305 $ 2,931
Russell 2000 Mini Index Future ................... 6 3/15/24 614 44
$ 92,919 $ 2,975
Total Unrealized Appreciation ..................... $ 2,975
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 2,975
* Cash has been pledg ed as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 17 $ 4,089 $ 4,810.00 1/15/24 $ (37)
E-Mini S&P 500 Future Option ............. Put 31 6,084 3,925.00 1/19/24 (1)

HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 33 $ 6,394 $ 3,875.00 1/19/24 $ (1)
E-Mini S&P 500 Future Option ............. Put 69 13,713 3,975.00 1/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 29 5,873 4,050.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 17 4,055 4,770.00 1/19/24 (23)
E-Mini S&P 500 Future Option ............. Put 57 11,258 3,950.00 1/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 45 8,663 3,850.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 17 4,097 4,820.00 1/19/24 (39)
E-Mini S&P 500 Future Option ............. Put 17 4,072 4,790.00 1/19/24 (29)
E-Mini S&P 500 Future Option ............. Put 34 6,503 3,825.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 34 6,418 3,775.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 87 16,312 3,750.00 1/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 31 5,890 3,800.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 57 11,899 4,175.00 1/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 86 18,059 4,200.00 1/31/24 (10)
E-Mini S&P 500 Future Option ............. Put 5 1,063 4,250.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 17 3,910 4,600.00 1/31/24 (11)
E-Mini S&P 500 Future Option ............. Put 43 8,815 4,100.00 1/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 51 10,328 4,050.00 1/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 58 11,600 4,000.00 1/31/24 (4)
E-Mini S&P 500 Future Option ............. Put 37 8,556 4,625.00 1/31/24 (28)
E-Mini S&P 500 Future Option ............. Put 26 5,993 4,610.00 1/31/24 (18)
E-Mini S&P 500 Future Option ............. Put 23 4,744 4,125.00 1/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 17 4,016 4,725.00 1/31/24 (26)
E-Mini S&P 500 Future Option ............. Put 17 4,038 4,750.00 1/31/24 (31)
E-Mini S&P 500 Future Option ............. Put 17 4,046 4,760.00 1/31/24 (33)
E-Mini S&P 500 Future Option ............. Put 81 17,009 4,200.00 2/19/24 (20)
E-Mini S&P 500 Future Option ............. Put 29 6,416 4,425.00 2/19/24 (16)
E-Mini S&P 500 Future Option ............. Put 57 13,139 4,610.00 2/19/24 (74)
E-Mini S&P 500 Future Option ............. Put 58 13,311 4,590.00 2/19/24 (69)
E-Mini S&P 500 Future Option ............. Put 57 12,896 4,525.00 2/19/24 (50)
E-Mini S&P 500 Future Option ............. Put 46 9,545 4,150.00 2/19/24 (10)
E-Mini S&P 500 Future Option ............. Put 20 4,450 4,450.00 2/19/24 (13)
E-Mini S&P 500 Future Option ............. Put 46 10,212 4,440.00 2/19/24 (28)
E-Mini S&P 500 Future Option ............. Put 29 6,308 4,350.00 2/19/24 (12)
E-Mini S&P 500 Future Option ............. Put 29 6,054 4,175.00 2/19/24 (7)
E-Mini S&P 500 Future Option ............. Put 57 12,113 4,250.00 2/19/24 (17)
E-Mini S&P 500 Future Option ............. Put 83 17,740 4,275.00 2/19/24 (27)
E-Mini S&P 500 Future Option ............. Put 17 3,766 4,430.00 2/19/24 (10)
E-Mini S&P 500 Future Option ............. Put 81 17,110 4,225.00 2/19/24 (22)
E-Mini S&P 500 Future Option ............. Put 37 8,001 4,325.00 2/19/24 (14)
E-Mini S&P 500 Future Option ............. Put 46 9,890 4,300.00 2/19/24 (16)
E-Mini S&P 500 Future Option ............. Put 57 12,896 4,525.00 2/29/24 (70)
E-Mini S&P 500 Future Option ............. Put 47 10,281 4,375.00 2/29/24 (32)
E-Mini S&P 500 Future Option ............. Put 29 6,271 4,325.00 2/29/24 (17)
E-Mini S&P 500 Future Option ............. Put 29 6,235 4,300.00 2/29/24 (16)
E-Mini S&P 500 Future Option ............. Put 36 7,605 4,225.00 2/29/24 (15)
E-Mini S&P 500 Future Option ............. Put 54 11,475 4,250.00 2/29/24 (25)
E-Mini S&P 500 Future Option ............. Put 58 12,398 4,275.00 2/29/24 (29)
E-Mini S&P 500 Future Option ............. Put 29 6,453 4,450.00 2/29/24 (26)
E-Mini S&P 500 Future Option ............. Put 72 15,929 4,425.00 2/29/24 (59)
E-Mini S&P 500 Future Option ............. Put 17 3,868 4,550.00 2/29/24 (23)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional U.S. Equity Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 29 $ 6,489 $ 4,475.00 2/29/24 $ (29)
E-Mini S&P 500 Future Option ............. Put 58 12,760 4,400.00 2/29/24 (44)
E-Mini S&P 500 Future Option ............. Put 43 9,514 4,425.00 3/15/24 (52)
E-Mini S&P 500 Future Option ............. Put 87 19,139 4,400.00 3/15/24 (96)
E-Mini S&P 500 Future Option ............. Put 17 3,719 4,375.00 3/15/24 (17)
E-Mini S&P 500 Future Option ............. Put 69 14,920 4,325.00 3/15/24 (60)
E-Mini S&P 500 Future Option ............. Put 43 9,353 4,350.00 3/15/24 (41)
$ (1,376)
Exchanged-traded options on futures contacts purchased as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 17 $ 4,046 $ 4,760.00 1/15/24 $ 66
E-Mini S&P 500 Future Option ............. Call 34 8,364 4,920.00 1/15/24 11
E-Mini S&P 500 Future Option ............. Put 17 4,080 4,800.00 1/15/24 25
E-Mini S&P 500 Future Option ............. Put 29 6,018 4,150.00 1/19/24 2
E-Mini S&P 500 Future Option ............. Put 57 12,183 4,275.00 1/19/24 4
E-Mini S&P 500 Future Option ............. Put 29 6,344 4,375.00 1/19/24 3
E-Mini S&P 500 Future Option ............. Put 58 13,049 4,500.00 1/19/24 8
E-Mini S&P 500 Future Option ............. Put 29 6,598 4,550.00 1/19/24 6
E-Mini S&P 500 Future Option ............. Put 29 6,090 4,200.00 1/19/24 2
E-Mini S&P 500 Future Option ............. Put 46 9,775 4,250.00 1/19/24 3
E-Mini S&P 500 Future Option ............. Put 29 6,453 4,450.00 1/31/24 8
E-Mini S&P 500 Future Option ............. Put 52 11,439 4,400.00 1/31/24 11
E-Mini S&P 500 Future Option ............. Put 29 6,525 4,500.00 1/31/24 10
E-Mini S&P 500 Future Option ............. Put 29 6,598 4,550.00 1/31/24 13
E-Mini S&P 500 Future Option ............. Put 29 6,235 4,300.00 1/31/24 4
E-Mini S&P 500 Future Option ............. Put 29 6,815 4,700.00 1/31/24 36
E-Mini S&P 500 Future Option ............. Put 29 6,779 4,675.00 2/19/24 53
E-Mini S&P 500 Future Option ............. Put 29 6,888 4,750.00 2/19/24 78
E-Mini S&P 500 Future Option ............. Put 29 6,815 4,700.00 2/29/24 74
$ 417

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
30
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks — 99.48%
Aerospace & Defense — 0.96%
1,081
AAR Corp.(a) .................... $ 67
327
AeroVironment, Inc.(a) .............. 41
2,293
Archer Aviation, Inc., Class - A(a) ...... 14
609
Cadre Holdings, Inc. ................ 20
700
Curtiss-Wright Corp. ............... 156
1,094
Ducommun, Inc.(a) ................ 57
9,052
Kratos Defense & Security Solutions, Inc.(a) 185
64
Moog, Inc., Class - A ............... 9
460
National Presto Industries, Inc. ........ 37
8,730
Rocket Lab USA, Inc.(a) ............ 48
4,770
Triumph Group, Inc.(a) .............. 79
1,128
V2X, Inc.(a) ..................... 52
765
Air Freight & Logistics — 0.11%
1,765
Air Transport Services Group, Inc.(a) .... 31
586
Hub Group, Inc., Class - A(a) ......... 54
85
Automobile Components — 1.60%
1,571
Adient PLC(a) .................... 57
2,008 American Axle & Manufacturing Holdings,
Inc.(a) ...................... 18
12,225
Dana, Inc. ....................... 179
554
Dorman Products, Inc.(a) ............ 46
1,023
Gentherm, Inc.(a) .................. 54
10,286
Modine Manufacturing Co.(a) ......... 614
930
Patrick Industries, Inc. .............. 93
817
Stoneridge, Inc.(a) ................. 16
3,211
The Goodyear Tire & Rubber Co.(a) .... 46
872
Visteon Corp.(a) ................... 109
708
XPEL, Inc.(a) .................... 38
1,270
Automobiles — 0.05%
522
Winnebago Industries, Inc. ........... 38
Banks — 10.06%
894
1st Source Corp. .................. 49
1,715
Ameris Bancorp ................... 91
1,712
Axos Financial, Inc.(a) .............. 93
3,234
Banc of California, Inc. ............. 43
1,048
BancFirst Corp. ................... 102
3,321
Bank of Marin Bancorp ............. 73
6,251
BankUnited, Inc. .................. 203
1,471
Bankwell Financial Group, Inc. ........ 44
2,970
BCB Bancorp, Inc. ................. 38
4,171
Berkshire Hills Bancorp, Inc. ......... 104
418
Byline Bancorp, Inc. ................ 10
5,139
Cadence Bank .................... 152
3,999
Capitol Federal Financial, Inc. ......... 26
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
2,951
Cathay General Bancorp ............. $ 132
1,054
Central Valley Community Bancorp ..... 24
1,445
Colony Bankcorp, Inc. .............. 19
3,735
Columbia Banking System, Inc. ....... 100
3,488
Columbia Financial, Inc.(a) ........... 67
1,092
Community Bank System, Inc. ........ 57
1,095
Community Trust Bancorp, Inc. ........ 48
2,630
ConnectOne Bancorp, Inc. ........... 60
777
Cullen/Frost Bankers, Inc. ............ 84
9,064
CVB Financial Corp. ............... 183
710
Dime Community Bancshares, Inc. ..... 19
688
Enterprise Financial Services Corp. ..... 31
6,060
FB Financial Corp. ................. 241
851
Financial Institutions, Inc. ............ 18
2,460
First Bancorp ..................... 91
24,739
First Bancorp ..................... 408
2,341
First Bank ....................... 34
3,516
First Busey Corp. .................. 87
3,703
First Commonwealth Financial Corp. .... 57
3,478
First Financial Bancorp .............. 83
22,418
First Foundation, Inc. ............... 217
5,034
First Horizon Corp. ................ 71
3,590
First Merchants Corp. ............... 133
1,077
First Mid Bancshares, Inc. ........... 37
6,458
Fulton Financial Corp. .............. 106
1,287
German American Bancorp, Inc. ....... 42
561
Glacier Bancorp, Inc. ............... 23
3,205
Hancock Whitney Corp. ............. 156
868
Hilltop Holdings, Inc. ............... 31
18,862
HomeStreet, Inc. .................. 194
4,173
Hope Bancorp, Inc. ................ 50
3,570
Independent Bank Corp. ............. 235
1,662
Independent Bank Group, Inc. ......... 85
129
International Bancshares Corp. ........ 7
4,010
Lakeland Bancorp, Inc. .............. 59
1,193
Lakeland Financial Corp. ............ 78
2,021
Live Oak Bancshares, Inc. ........... 92
1,295
Midland States Bancorp, Inc. ......... 36
1,943
National Bank Holdings Corp., Class - A . 72
695
NBT Bancorp, Inc. ................. 29
2,678
New York Community Bancorp, Inc. .... 27
663
Nicolet Bankshares, Inc. ............. 53
1,622
Northrim BanCorp, Inc. ............. 93
3,969
Northwest Bancshares, Inc. ........... 50
6,060
OceanFirst Financial Corp. ........... 105
3,649
OFG Bancorp .................... 137
2,194
Old Second Bancorp, Inc. ............ 34
1,467
Origin Bancorp, Inc. ................ 52
1,149
Orrstown Financial Services, Inc. ...... 34
1,042
Pacific Premier Bancorp, Inc. ......... 30
286
Pathward Financial, Inc. ............. 15

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Banks (continued)
2,435
Peoples Bancorp, Inc. ............... $ 82
1,889
Pinnacle Financial Partners, Inc. ....... 165
2,873
Popular, Inc. ..................... 236
3,360
Premier Financial Corp. ............. 81
3,750
Provident Bancorp, Inc.(a) ........... 38
8,896
Provident Financial Services, Inc. ...... 160
1,157
QCR Holdings, Inc. ................ 68
670
Renasant Corp. ................... 23
635
Sandy Spring Bancorp, Inc. ........... 17
1,467
Seacoast Banking Corp. of Florida ...... 42
990
ServisFirst Bancshares, Inc. .......... 66
3,954
Simmons First National Corp., Class - A . 78
921
Southside Bancshares, Inc. ........... 29
3,405
Sterling Bancorp, Inc.(a) ............. 20
1,311
Stock Yards Bancorp, Inc. ............ 68
510
Texas Capital Bancshares, Inc.(a) ...... 33
17,852
The Bancorp, Inc.(a) ................ 689
2,444
The Bank of N.T. Butterfield & Son Ltd. . 78
1,425
The First Bancshares, Inc. ............ 42
3,235
Towne Bank ..................... 96
393
TriCo Bancshares .................. 17
240
Triumph Financial, Inc.(a) ............ 19
596
TrustCo Bank Corp. NY ............. 19
2,275
United Bankshares, Inc. ............. 85
3,391
United Community Banks, Inc. ........ 99
2,044
Univest Financial Corp. ............. 45
2,879
Veritex Holdings, Inc. ............... 67
4,326
WesBanco, Inc. ................... 136
279
Westamerica Bancorp ............... 16
623
Western New England Bancorp, Inc. .... 6
963
Wintrust Financial Corp. ............. 89
1,135
WSFS Financial Corp. .............. 52
8,015
Beverages — 0.30%
1,320
Celsius Holdings, Inc.(a) ............. 72
6,267
Primo Water Corp. ................. 94
4,539
The Duckhorn Portfolio, Inc.(a) ........ 45
341
The Vita Coco Co., Inc.(a) ........... 9
7,651
Zevia PBC, Class - A(a) ............. 15
235
Biotechnology — 7.17%
16,564
2seventy bio, Inc.(a) ................ 71
15,105
4D Molecular Therapeutics, Inc.(a) ..... 306
10,211
Adicet Bio, Inc.(a) ................. 19
892
Agios Pharmaceuticals, Inc.(a) ........ 20
665
Alkermes PLC(a) .................. 18
7,310
Allakos, Inc.(a) ................... 20
5,570
Altimmune, Inc.(a) ................. 63
1,323
Anavex Life Sciences Corp.(a) ........ 12
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
468
Apellis Pharmaceuticals, Inc.(a) ....... $ 28
695
Arcellx, Inc.(a) ................... 39
987
Arcus Biosciences, Inc.(a) ............ 19
7,407
Arcutis Biotherapeutics, Inc.(a) ........ 24
2,416
Arrowhead Pharmaceuticals, Inc.(a) ..... 74
1,790
Aurinia Pharmaceuticals, Inc.(a) ....... 16
11,191
BioAtla, Inc.(a) ................... 28
2,743
BioCryst Pharmaceuticals, Inc.(a) ...... 16
769
Biohaven Ltd.(a) .................. 33
29,713
Bioxcel Therapeutics, Inc.^(a) ......... 88
1,111
Blueprint Medicines Corp.(a) ......... 102
15,620
Bridgebio Pharma, Inc.(a) ............ 632
1,190
Catalyst Pharmaceuticals, Inc.(a) ....... 20
1,889
Cogent Biosciences, Inc.(a) ........... 11
455
Crinetics Pharmaceuticals, Inc.(a) ...... 16
10,820
Cue Biopharma, Inc.(a) .............. 29
1,049
Cytokinetics, Inc.(a) ................ 88
1,214
Day One Biopharmaceuticals, Inc.(a) .... 18
28,268
Design Therapeutics, Inc.(a) .......... 75
5,831
Dynavax Technologies Corp.(a) ........ 82
13,864
Emergent BioSolutions, Inc.(a) ........ 33
2,140
Enanta Pharmaceuticals, Inc.(a) ........ 20
7,862
Erasca, Inc.(a) .................... 17
7,188
Geron Corp.(a) .................... 15
4,978
Halozyme Therapeutics, Inc.(a) ........ 184
3,401
ImmunoGen, Inc.(a) ................ 101
385
Immunovant, Inc.(a) ................ 16
1,019
Insmed, Inc.(a) .................... 32
2,089
Intellia Therapeutics, Inc.(a) .......... 64
4,834
Iovance Biotherapeutics, Inc.(a) ....... 39
704
Keros Therapeutics, Inc.(a) ........... 28
442
Kiniksa Pharmaceuticals Ltd., Class - A(a) 8
9,060
Kodiak Sciences, Inc.(a) ............. 28
388
Krystal Biotech, Inc.(a) .............. 48
4,749
Larimar Therapeutics, Inc.(a) ......... 22
36,586
MacroGenics, Inc.(a) ............... 352
2,208
Madrigal Pharmaceuticals, Inc.(a) ...... 511
3,976
MannKind Corp.(a) ................ 14
5,968
Monte Rosa Therapeutics, Inc.(a) ...... 34
636
Morphic Holding, Inc.(a) ............ 18
66
Mural Oncology PLC(a) ............. –
1,311
Myriad Genetics, Inc.(a) ............. 25
432
Natera, Inc.(a) .................... 27
30,739
Nkarta, Inc.(a) .................... 203
2,923
Nurix Therapeutics, Inc.(a) ........... 30
612
Nuvalent, Inc., Class - A(a) ........... 45
6,995
Olema Pharmaceuticals, Inc.(a) ........ 98
2,087
PDL BioPharma, Inc.(a) ............. 3
7,030
Poseida Therapeutics, Inc.(a) .......... 24
2,301
Prime Medicine, Inc.^(a) ............ 20
7,525
ProKidney Corp.(a) ................ 13

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Biotechnology (continued)
913
Protagonist Therapeutics, Inc.(a) ....... $ 21
17,196
Protalix BioTherapeutics, Inc.^(a) ...... 31
2,729
Prothena Corp. PLC(a) .............. 99
1,755
PTC Therapeutics, Inc.(a) ............ 48
1,996 Recursion Pharmaceuticals, Inc., Class -
A(a) ....................... 20
2,123
Relay Therapeutics, Inc.(a) ........... 23
3,305
REVOLUTION Medicines, Inc.(a) ..... 95
745
Rhythm Pharmaceuticals, Inc.(a) ....... 34
2,459
Rocket Pharmaceuticals, Inc.(a) ........ 74
1,372
SpringWorks Therapeutics, Inc.(a) ...... 50
3,817
Stoke Therapeutics, Inc.(a) ........... 20
2,137
Syndax Pharmaceuticals, Inc.(a) ....... 46
12,178
Tenaya Therapeutics, Inc.(a) .......... 39
2,710
TG Therapeutics, Inc.(a) ............. 46
574
Twist Bioscience Corp.(a) ............ 21
604
United Therapeutics Corp.(a) ......... 133
8,199
Vanda Pharmaceuticals, Inc.(a) ........ 35
3,598
Vaxcyte, Inc.(a) ................... 226
1,163
Veracyte, Inc.(a) ................... 32
1,839
Vericel Corp.(a) ................... 65
1,455
Verve Therapeutics, Inc.(a) ........... 20
16,422
Viking Therapeutics, Inc.(a) .......... 306
1,039
Viridian Therapeutics, Inc.(a) ......... 23
1,954
Xencor, Inc.(a) .................... 41
1,004
XOMA Corp.(a) ................... 19
14,136
Y-mAbs Therapeutics, Inc.(a) ......... 96
5,702
Broadline Retail — 0.53%
2,932
Big Lots, Inc. ..................... 23
331
Etsy, Inc.(a) ...................... 27
15,740
Groupon, Inc.^(a) .................. 201
8,527
Macy's, Inc. ...................... 172
423
Building Products — 1.89%
1,948
Apogee Enterprises, Inc. ............. 104
2,770
AZZ, Inc. ....................... 161
1,565
Builders FirstSource, Inc.(a) .......... 261
354
CSW Industrials, Inc. ............... 73
441
Gibraltar Industries, Inc.(a) ........... 35
1,230
Griffon Corp. ..................... 75
443
Insteel Industries, Inc. ............... 17
1,297
JELD-WEN Holding, Inc.(a) .......... 24
841
Masonite International Corp.(a) ........ 71
2,456
Masterbrand, Inc.(a) ................ 36
2,244
Resideo Technologies, Inc.(a) ......... 42
84
Simpson Manufacturing Co., Inc. ...... 17
3,006
Trex Co., Inc.(a) ................... 249
2,155
UFP Industries, Inc. ................ 272
Shares Security Description Value
(000)
Common Stocks (continued)
Building Products (continued)
2,342
Zurn Elkay Water Solutions Corp. ...... $ 69
1,506
Capital Markets — 1.64%
1,338 Artisan Partners Asset Management, Inc.,
Class - A .................... 59
1,459
AssetMark Financial Holdings, Inc.(a) ... 44
13,347
BGC Group, Inc., Class - A ........... 96
1,179
Brightsphere Investment Group, Inc. .... 23
979
Cohen & Steers, Inc. ............... 74
1,431
Evercore, Inc. .................... 246
3,056
Federated Hermes, Inc. .............. 103
184
Hamilton Lane, Inc., Class - A ......... 21
75
Houlihan Lokey, Inc. ............... 9
671
LPL Financial Holdings, Inc. .......... 153
128
Moelis & Co., Class - A ............. 7
2,110
Open Lending Corp.(a) .............. 18
1,413
P10, Inc., Class - A ................. 14
1,702
Patria Investments Ltd., Class - A ...... 26
242
Piper Sandler Cos. ................. 42
437
PJT Partners, Inc., Class - A .......... 45
1,512
Stifel Financial Corp. ............... 105
616
StoneX Group, Inc.(a) .............. 45
2,045
Victory Capital Holdings, Inc., Class - A . 70
157
Virtus Investment Partners, Inc. ........ 38
9,720
WisdomTree, Inc. .................. 67
1,305
Chemicals — 1.58%
1,381
American Vanguard Corp. ............ 15
828
Avient Corp. ..................... 34
695
Balchem Corp. .................... 103
48
Cabot Corp. ...................... 4
769
Core Molding Technologies, Inc.(a) ..... 14
3,052
FMC Corp. ...................... 193
497
Hawkins, Inc. .................... 35
158
Huntsman Corp. ................... 4
1,018
Innospec, Inc. .................... 125
3,245
Kronos Worldwide, Inc. ............. 32
8,091
Livent Corp.(a) ................... 146
1,019
Minerals Technologies, Inc. ........... 73
129
NewMarket Corp. ................. 70
1,544
Orion SA ........................ 43
11,049
Perimeter Solutions SA(a) ............ 51
434
Quaker Chemical Corp. ............. 93
898
Sensient Technologies Corp. .......... 59
1,404
Stepan Co. ....................... 133
2,158
Tronox Holdings PLC .............. 31
1,258

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Commercial Services & Supplies — 1.42%
2,075
ABM Industries, Inc. ............... $ 93
2,893
ACCO Brands Corp. ............... 18
984
ACV Auctions, Inc., Class - A(a) ....... 15
2,183
Brady Corp., Class - A .............. 128
5,706
BrightView Holdings, Inc.(a) ......... 48
1,307
Casella Waste Systems, Inc.(a) ........ 112
222
Cimpress PLC(a) .................. 18
5,910
CoreCivic, Inc.(a) ................. 86
2,401
Deluxe Corp. ..................... 52
2,331
Healthcare Services Group, Inc.(a) ...... 24
3,253
HNI Corp. ....................... 135
4,306
MillerKnoll, Inc. .................. 115
1,713
Montrose Environmental Group, Inc.(a) .. 55
5,037
Quad/Graphics, Inc.(a) .............. 27
612
SP Plus Corp.(a) ................... 31
741
The Brink's Co. ................... 65
1,472
The GEO Group, Inc.(a) ............. 16
469
UniFirst Corp. .................... 86
48
VSE Corp. ....................... 3
1,127
Communications Equipment — 0.29%
421
Calix, Inc.(a) ..................... 18
673
Clearfield, Inc.(a) .................. 20
7,058
Comtech Telecommunications Corp. .... 59
2,944
Extreme Networks, Inc.(a) ........... 52
2,782
KVH Industries, Inc.(a) ............. 15
6,928
Viavi Solutions, Inc.(a) .............. 70
234
Construction & Engineering — 1.67%
2,405
AECOM ........................ 222
1,692
Ameresco, Inc., Class - A(a) .......... 54
74
Comfort Systems USA, Inc. .......... 15
1,585
Dycom Industries, Inc.(a) ............ 182
940
EMCOR Group, Inc. ............... 203
2,153
Fluor Corp.(a) .................... 84
3,323
Granite Construction, Inc. ............ 169
211
IES Holdings, Inc.(a) ............... 17
2,960
MasTec, Inc.(a) ................... 223
218
MYR Group, Inc.(a) ................ 32
2,938
WillScot Mobile Mini Holdings Corp.(a) . 131
1,332
Construction Materials — 0.51%
1,173
Eagle Materials, Inc. ................ 238
4,373
Summit Materials, Inc., Class - A(a) .... 168
406
Consumer Finance — 0.30%
2,878
Consumer Portfolio Services, Inc.(a) .... 27
Shares Security Description Value
(000)
Common Stocks (continued)
Consumer Finance (continued)
324
Enova International, Inc.(a) ........... $ 18
3,434
LendingClub Corp.(a) ............... 30
1,275
LendingTree, Inc.(a) ................ 39
875
Navient Corp. .................... 16
351
Nelnet, Inc., Class - A ............... 31
1,936
Upstart Holdings, Inc.(a) ............. 79
240
Consumer Staples Distribution & Retail — 0.59%
205
Casey's General Stores, Inc. .......... 56
1,696
Ingles Markets, Inc., Class - A ......... 147
828
Performance Food Group Co.(a) ....... 57
202
PriceSmart, Inc. ................... 15
1,063
SpartanNash Co. .................. 24
1,208
The Andersons, Inc. ................ 70
3,462
United Natural Foods, Inc.(a) ......... 56
714
Weis Markets, Inc. ................. 46
471
Containers & Packaging — 0.25%
693
AptarGroup, Inc. .................. 86
2,133
Graphic Packaging Holding Co. ....... 53
3,245
Myers Industries, Inc. ............... 63
202
Diversified Consumer Services — 1.12%
3,247
Adtalem Global Education, Inc.(a) ...... 191
1,517
Chegg, Inc.(a) .................... 17
4,561
Coursera, Inc.(a) .................. 88
150
Duolingo, Inc.(a) .................. 34
455
Frontdoor, Inc.(a) .................. 16
17,039
Perdoceo Education Corp. ............ 299
2,069
Strategic Education, Inc. ............. 191
312
Stride, Inc.(a) ..................... 19
1,467
Udemy, Inc.(a) .................... 22
782
Universal Technical Institute, Inc.(a) .... 10
887
Diversified REITs — 0.68%
4,168
Alexander & Baldwin, Inc. ........... 79
1,205
Alpine Income Property Trust, Inc. ..... 20
1,529
American Assets Trust, Inc. ........... 34
6,752
Armada Hoffler Properties, Inc. ........ 84
7,907
Broadstone Net Lease, Inc. ........... 137
1,323
Essential Properties Realty Trust, Inc. ... 34
3,709
Gladstone Commercial Corp. ......... 49
8,885
Global Net Lease, Inc. .............. 88
711
One Liberty Properties, Inc. .......... 16
541

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Diversified Telecommunication Services — 0.53%
439
Anterix, Inc.(a) ................... $ 15
1,115
ATN International, Inc. .............. 43
2,728
EchoStar Corp., Class - A(a) .......... 45
3,094
IDT Corp., Class - B(a) .............. 105
256
Iridium Communications, Inc. ......... 11
19,781
Liberty Latin America Ltd., Class - C(a) .. 145
2,631
Shenandoah Telecommunications Co. ... 57
421
Electric Utilities — 0.54%
1,915
ALLETE, Inc. .................... 117
3,048
Genie Energy Ltd., Class - B .......... 86
1,439
MGE Energy, Inc. ................. 104
846
Otter Tail Corp. ................... 72
337
PNM Resources, Inc. ............... 14
464
Portland General Electric Co. ......... 20
1,727
Via Renewables, Inc.(a) ............. 16
429
Electrical Equipment — 1.02%
8,245
Array Technologies, Inc.(a) ........... 139
8,949
Blink Charging Co.^(a) .............. 30
4,130
Bloom Energy Corp., Class - A(a) ...... 61
20,842
Dragonfly Energy Holdings Corp.^(a) ... 11
73
Encore Wire Corp. ................. 16
2,360
EnerSys ......................... 237
7,897
Enovix Corp.(a) ................... 99
9,097
NuScale Power Corp.^(a) ............ 30
1,604
Plug Power, Inc.^(a) ................ 7
522
Regal Rexnord Corp. ............... 77
1,334 Shoals Technologies Group, Inc., Class -
A(a) ....................... 21
5,044
Stem, Inc.^(a) .................... 20
3,289
SunPower Corp.(a) ................. 16
970
Vicor Corp.(a) .................... 44
808
Electronic Equipment, Instruments & Components
— 2.47%
809
Advanced Energy Industries, Inc. ...... 88
1,155
Arlo Technologies, Inc.(a) ............ 11
521
Badger Meter, Inc. ................. 80
544
Belden, Inc. ...................... 42
983
CTS Corp. ....................... 43
824
ePlus, Inc.(a) ..................... 66
2,761
Fabrinet(a) ....................... 525
7,503
Flex Ltd.(a) ...................... 229
1,005
Insight Enterprises, Inc.(a) ........... 178
548
IPG Photonics Corp.(a) .............. 59
5,296
Iteris, Inc.(a) ..................... 28
1,575
Jabil, Inc. ....................... 201
414
Kimball Electronics, Inc.(a) .......... 11
Shares Security Description Value
(000)
Common Stocks (continued)
Electronic Equipment, Instruments & Components
(continued)
3,591
Lightwave Logic, Inc.^(a) ............ $ 18
368
Littelfuse, Inc. .................... 98
1,108
Methode Electronics, Inc. ............ 25
111
Novanta, Inc.(a) ................... 19
1,841
PC Connection, Inc. ................ 124
51
Plexus Corp.(a) ................... 6
2,462
Richardson Electronics Ltd. .......... 33
326
Rogers Corp.(a) ................... 43
86
Sanmina Corp.(a) .................. 4
34
TD SYNNEX Corp. ................ 4
1,116
TTM Technologies, Inc.(a) ........... 18
6,850
Vuzix Corp.^(a) ................... 14
1,967
Energy Equipment & Services — 2.21%
7,609
Archrock, Inc. .................... 117
835
Atlas Energy Solutions, Inc. .......... 14
10,703
Borr Drilling Ltd.(a) ................ 79
1,098
Bristow Group, Inc.(a) .............. 31
460
Cactus, Inc., Class - A ............... 21
4,798
ChampionX Corp. ................. 140
2,868
Core Laboratories, Inc. .............. 51
13,231
Diamond Offshore Drilling, Inc.(a) ..... 172
12,375
Expro Group Holdings N.V.(a) ........ 197
655
Helmerich & Payne, Inc. ............. 24
1,519
KLX Energy Services Holdings, Inc.(a) .. 17
747
Kodiak Gas Services, Inc. ............ 15
5,195
Liberty Energy, Inc. ................ 94
1,352
Noble Corp. PLC .................. 65
1,775
Oceaneering International, Inc.(a) ...... 38
16,833
Patterson-UTI Energy, Inc. ........... 182
6,712
ProPetro Holding Corp.(a) ........... 56
2,487
Ranger Energy Services, Inc. .......... 25
4,931
RPC, Inc. ....................... 36
875
Seadrill Ltd.(a) .................... 41
2,189
Solaris Oilfield Infrastructure, Inc., Class - A 17
4,093
Tidewater, Inc.(a) .................. 296
433
Valaris Ltd.(a) .................... 30
1,758
Entertainment — 0.23%
2,567
Atlanta Braves Holdings, Inc.(a) ....... 101
1,640
Atlanta Braves Holdings, Inc.(a) ....... 70
682
Cinemark Holdings, Inc.(a) ........... 10
181
Financial Services — 1.61%
589
A-Mark Precious Metals, Inc. ......... 18
23,967
AvidXchange Holdings, Inc.(a) ........ 296
861 Banco Latinoamericano de Comercio
Exterior SA, Class - E .......... 21

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Financial Services (continued)
800
Cannae Holdings, Inc.(a) ............ $ 16
429
Cass Information Systems, Inc. ........ 19
2,141
EVERTEC, Inc. ................... 88
143 Federal Agricultural Mortgage Corp., Class -
C ......................... 27
25,070
Finance of America Cos., Inc., Class - A(a) 28
2,945
Flywire Corp.(a) .................. 68
708
I3 Verticals, Inc., Class - A(a) ......... 15
254
Jack Henry & Associates, Inc. ......... 42
1,100
Jackson Financial, Inc., Class - A ....... 56
4,727
Marqeta, Inc., Class - A(a) ........... 33
228
MGIC Investment Corp. ............. 4
1,030
Mr Cooper Group, Inc.(a) ............ 67
4,643
Pagseguro Digital Ltd., Class - A(a) ..... 58
2,840
Payoneer Global, Inc.(a) ............. 15
871
PennyMac Financial Services, Inc. ..... 77
661
Remitly Global, Inc.(a) .............. 13
2,184
Repay Holdings Corp.(a) ............ 19
6,150
StoneCo. Ltd., Class - A(a) ........... 111
1,294
Walker & Dunlop, Inc. .............. 144
1,342
Waterstone Financial, Inc. ............ 19
155
WEX, Inc.(a) ..................... 30
1,284
Food Products — 1.01%
1,495
B&G Foods, Inc. .................. 16
5,127
BRC, Inc., Class - A^(a) ............. 19
283
Cal-Maine Foods, Inc. .............. 16
1,587
Darling Ingredients, Inc.(a) ........... 79
572
Fresh Del Monte Produce, Inc. ........ 15
365
Freshpet, Inc.(a) ................... 32
682
J & J Snack Foods Corp. ............. 114
2,078
John B. Sanfilippo & Son, Inc. ........ 213
5,504
Sovos Brands, Inc.(a) ............... 121
1,116
The Simply Good Foods Co.(a) ........ 44
1,580
Tootsie Roll Industries, Inc. ........... 53
786
TreeHouse Foods, Inc.(a) ............ 33
4,691
Westrock Coffee Co.^(a) ............. 48
803
Gas Utilities — 0.48%
1,491
Brookfield Infrastructure Corp., Class - A . 53
480
Chesapeake Utilities Corp. ........... 51
329
New Jersey Resources Corp. .......... 15
3,782
Northwest Natural Holding Co. ........ 146
1,034
Southwest Gas Holdings, Inc. ......... 66
2,134
UGI Corp. ....................... 52
383
Ground Transportation — 0.73%
168
ArcBest Corp. .................... 20
Shares Security Description Value
(000)
Common Stocks (continued)
Ground Transportation (continued)
119
Avis Budget Group, Inc. ............. $ 21
3,213
Daseke, Inc.(a) .................... 26
3,966
Knight-Swift Transportation Holdings, Inc. 229
1,818
Marten Transport Ltd. ............... 38
412
P.A.M. Transportation Services, Inc.(a) .. 9
549
Saia, Inc.(a) ...................... 240
583
Health Care Equipment & Supplies — 3.52%
397
AtriCure, Inc.(a) .................. 14
3,450
Axogen, Inc.(a) ................... 24
694
Axonics, Inc.(a) ................... 43
8,907
Beyond Air, Inc.^(a) ................ 17
42
CONMED Corp. .................. 5
799
CVRx, Inc.(a) .................... 25
873
Embecta Corp. .................... 17
698
Glaukos Corp.(a) .................. 55
434
Haemonetics Corp.(a) ............... 37
524
Inari Medical, Inc.(a) ............... 34
2,424
Inmode Ltd.(a) .................... 54
883
Inspire Medical Systems, Inc.(a) ....... 180
1,118
Insulet Corp.(a) ................... 243
479
Integer Holdings Corp.(a) ............ 47
933
iRhythm Technologies, Inc.(a) ......... 100
1,206
Lantheus Holdings, Inc.(a) ........... 75
271
LeMaitre Vascular, Inc. .............. 15
4,151
Merit Medical Systems, Inc.(a) ........ 315
4,795
Neogen Corp.(a) .................. 96
1,347
Omnicell, Inc.(a) .................. 51
49,211
OraSure Technologies, Inc.(a) ......... 404
549
OrthoPediatrics Corp.(a) ............. 18
4,033
Outset Medical, Inc.(a) .............. 22
138
Shockwave Medical, Inc.(a) .......... 26
492
SI-BONE, Inc.(a) .................. 10
1,911
Silk Road Medical, Inc.(a) ........... 23
2,374
STAAR Surgical Co.(a) ............. 74
19,385
Tactile Systems Technology, Inc.(a) ..... 277
1,621
Tandem Diabetes Care, Inc.(a) ......... 48
629
The Cooper Cos., Inc. ............... 238
693
TransMedics Group, Inc.(a) ........... 55
1,214
Varex Imaging Corp.(a) ............. 25
7,594
Zimvie, Inc.(a) .................... 135
2,802
Health Care Providers & Services — 2.10%
2,680
Acadia Healthcare Co., Inc.(a) ......... 209
1,962
Accolade, Inc.(a) .................. 24
1,765
AdaptHealth Corp.(a) ............... 13
158
Addus HomeCare Corp.(a) ........... 15
5,414
Agiliti, Inc.(a) .................... 43
9,348
Alignment Healthcare, Inc.(a) ......... 80

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Health Care Providers & Services (continued)
590
AMN Healthcare Services, Inc.(a) ...... $ 44
3,253
Apollo Medical Holdings, Inc.(a) ...... 125
3,865
Cano Health, Inc.^(a) ............... 23
6,483
CareMax, Inc.(a) .................. 3
13
Chemed Corp. .................... 8
153
CorVel Corp.(a) ................... 38
2,550
DocGo, Inc.(a) .................... 14
47
Encompass Health Corp. ............. 3
2,339
Fulgent Genetics, Inc.(a) ............. 68
7,660
LifeStance Health Group, Inc.(a) ....... 60
380
ModivCare, Inc.(a) ................. 17
717
National HealthCare Corp. ........... 66
340
National Research Corp. ............. 13
2,556
NeoGenomics, Inc.(a) ............... 41
1,813
Option Care Health, Inc.(a) ........... 61
1,478
Owens & Minor, Inc.(a) ............. 28
3,683
Patterson Cos., Inc. ................ 105
2,369
Privia Health Group, Inc.(a) .......... 55
1,623
Progyny, Inc.(a) ................... 60
2,950
RadNet, Inc.(a) ................... 103
1,380
Select Medical Holdings Corp. ........ 32
1,068
Surgery Partners, Inc.(a) ............. 34
2,414
Tenet Healthcare Corp.(a) ............ 182
195
The Ensign Group, Inc. .............. 22
1,540
The Joint Corp.(a) ................. 15
690
US Physical Therapy, Inc. ............ 64
1,668
Health Care REITs — 0.61%
9,184
CareTrust REIT, Inc. ............... 206
522
Community Healthcare Trust, Inc. ...... 14
6,912
Global Medical REIT, Inc. ........... 77
686
National Health Investors, Inc. ........ 38
6,550
Sabra Health Care REIT, Inc. ......... 93
1,247
Universal Health Realty Income Trust ... 54
482
Health Care Technology — 0.69%
3,175
Definitive Healthcare Corp.(a) ......... 32
1,740
Evolent Health, Inc., Class - A(a) ....... 57
2,266
OptimizeRx Corp.(a) ............... 32
1,615
Phreesia, Inc.(a) ................... 37
9,828
Schrodinger, Inc.(a) ................ 353
496
Simulations Plus, Inc. ............... 22
1,587
Veradigm, Inc.(a) .................. 17
550
Hotel & Resort REITs — 0.71%
6,486
Braemar Hotels & Resorts, Inc. ........ 16
4,816
Chatham Lodging Trust ............. 52
9,262
DiamondRock Hospitality Co. ......... 87
Shares Security Description Value
(000)
Common Stocks (continued)
Hotel & Resort REITs (continued)
1,105
Pebblebrook Hotel Trust ............. $ 18
6,433
RLJ Lodging Trust ................. 75
1,766
Ryman Hospitality Properties, Inc. ...... 195
7,641
Summit Hotel Properties, Inc. ......... 51
4,401
Sunstone Hotel Investors, Inc. ......... 47
1,773
Xenia Hotels & Resorts, Inc. .......... 24
565
Hotels, Restaurants & Leisure — 2.27%
162
BJ's Restaurants, Inc.(a) ............. 6
805
Bloomin' Brands, Inc. ............... 23
3,538
Boyd Gaming Corp. ................ 221
363
Caesars Entertainment, Inc.(a) ......... 17
3,327
Century Casinos, Inc.(a) ............. 16
398
Chuy's Holdings, Inc.(a) ............. 15
333
Cracker Barrel Old Country Store, Inc. ... 26
1,221
Dave & Buster's Entertainment, Inc.(a) .. 66
1,018
Dine Brands Global, Inc. ............ 51
2,169
First Watch Restaurant Group, Inc.(a) ... 44
3,564
Full House Resorts, Inc.(a) ........... 19
428
Golden Entertainment, Inc. ........... 17
1,218
Hilton Grand Vacations, Inc.(a) ........ 49
391
Jack in the Box, Inc. ................ 32
6,830
Krispy Kreme, Inc. ................. 103
999
Light & Wonder, Inc.(a) ............. 82
3,896
Lindblad Expeditions Holdings, Inc.(a) .. 44
217
Monarch Casino & Resort, Inc. ........ 15
5,928
Noodles & Co.(a) .................. 19
731
Papa John's International, Inc. ......... 56
3,005
Planet Fitness, Inc., Class - A(a) ....... 218
3,075
PlayAGS, Inc.(a) .................. 26
242
RCI Hospitality Holdings, Inc. ........ 16
2,856
Red Robin Gourmet Burgers, Inc.(a) .... 36
3,161
Red Rock Resorts, Inc., Class - A ...... 169
5,856
Sabre Corp.(a) .................... 26
5,395
Super Group SGHC Ltd.(a) ........... 17
3,025
Sweetgreen, Inc., Class - A(a) ......... 34
1,280
Target Hospitality Corp.(a) ........... 12
581
Texas Roadhouse, Inc. .............. 71
145
Vail Resorts, Inc. .................. 31
884
Wingstop, Inc. .................... 226
1,803
Household Durables — 2.56%
201
Cavco Industries, Inc.(a) ............. 70
844
Century Communities, Inc. ........... 77
3,080
Cricut, Inc., Class - A ............... 20
4,095
Dream Finders Homes, Inc., Class - A(a) . 145
4,688
Green Brick Partners, Inc.(a) .......... 243
891 Hamilton Beach Brands Holding Co., Class
- A ........................ 16

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Household Durables (continued)
481
Helen of Troy Ltd.(a) ............... $ 58
1,134
Hooker Furnishings Corp. ............ 30
370
Installed Building Products, Inc. ....... 68
384
iRobot Corp.(a) ................... 15
1,777
Landsea Homes Corp.(a) ............ 23
705
Legacy Housing Corp.(a) ............ 18
748
LGI Homes, Inc.(a) ................ 100
2,390
M/I Homes, Inc.(a) ................. 328
1,482
MDC Holdings, Inc. ................ 82
1,111
Meritage Homes Corp. .............. 194
1,030
Skyline Champion Corp.(a) ........... 76
3,670
Sonos, Inc.(a) .................... 63
584
The Lovesac Co.(a) ................ 15
428
TopBuild Corp.(a) ................. 160
2,166
Tri Pointe Homes, Inc.(a) ............ 77
4,186
Vizio Holding Corp., Class - A(a) ...... 32
1,813
VOXX International Corp.(a) ......... 19
1,868
Worthington Enterprises, Inc. ......... 108
2,037
Household Products — 0.50%
2,670
BJ's Wholesale Club Holdings, Inc.(a) ... 177
1,892
Central Garden & Pet Co.(a) .......... 95
990
Central Garden & Pet Co., Class - A(a) .. 44
1,019
Oil-Dri Corp. of America ............ 68
61
WD-40 Co. ...................... 15
399
Independent Power and Renewable Electricity Producers
— 0.33%
5,030
Altus Power, Inc.(a) ................ 34
1,499
Clearway Energy, Inc., Class - C ....... 41
7,956
Montauk Renewables, Inc.(a) ......... 71
1,066
Ormat Technologies, Inc. ............ 81
2,361
Sunnova Energy International, Inc.(a) ... 36
263
Industrial Conglomerates — 0.03%
1,120
Brookfield Business Corp., Class - A .... 26
Industrial REITs — 0.62%
1,133
EastGroup Properties, Inc. ........... 208
875
Innovative Industrial Properties, Inc. .... 88
3,696
Plymouth Industrial REIT, Inc. ........ 89
2,707
STAG Industrial, Inc. ............... 106
491
Insurance — 2.06%
689
Ambac Financial Group, Inc.(a) ....... 11
2,133 American Equity Investment Life Holding
Co.(a) ...................... 119
Shares Security Description Value
(000)
Common Stocks (continued)
Insurance (continued)
257
AMERISAFE, Inc. ................. $ 12
3,379
CNO Financial Group, Inc. ........... 94
658
Enstar Group Ltd.(a) ............... 194
35
Everest Group Ltd. ................. 12
7,019
Genworth Financial, Inc.(a) ........... 47
3,462
Goosehead Insurance, Inc., Class - A(a) .. 263
1,818
Hippo Holdings, Inc.(a) ............. 17
3,604
Horace Mann Educators Corp. ......... 118
562
Kinsale Capital Group, Inc. ........... 188
8,901
Maiden Holdings Ltd.(a) ............. 20
2,653
Oscar Health, Inc., Class - A(a) ........ 24
1,115
ProAssurance Corp. ................ 15
3,554
Root, Inc., Class - A^(a) ............. 37
372
Selective Insurance Group, Inc. ........ 37
3,408
Stewart Information Services Corp. ..... 200
621
Trupanion, Inc.(a) ................. 19
2,955
W.R. Berkley Corp. ................ 210
1,637
Interactive Media & Services — 0.87%
3,170
Bumble, Inc., Class - A(a) ............ 47
1,296
Cargurus, Inc.(a) .................. 31
845
Cars.com, Inc.(a) .................. 16
8,635
DHI Group, Inc.(a) ................. 22
2,422
Eventbrite, Inc., Class - A(a) .......... 20
4,468
fuboTV, Inc.(a) ................... 14
8,634
Nextdoor Holdings, Inc.(a) ........... 16
2,757
Outbrain, Inc.(a) .................. 12
772
Shutterstock, Inc. .................. 37
14,331
TrueCar, Inc.(a) ................... 50
6,760
Yelp, Inc.(a) ...................... 321
1,137
Ziff Davis, Inc.(a) .................. 76
2,146
ZipRecruiter, Inc.(a) ................ 30
692
IT Services — 0.30%
9,023
Brightcove, Inc.(a) ................. 23
356
Couchbase, Inc.(a) ................. 8
1,369
DigitalOcean Holdings, Inc.(a) ........ 50
1,981
Fastly, Inc., Class - A(a) ............. 35
1,737
Grid Dynamics Holdings, Inc.(a) ....... 23
1,074
Perficient, Inc.(a) .................. 71
135
The Hackett Group, Inc. ............. 3
5,516
Thoughtworks Holding, Inc.(a) ........ 27
240
Leisure Products — 0.30%
324
American Outdoor Brands, Inc.(a) ...... 3
6,670
AMMO, Inc.(a) ................... 14
270
Johnson Outdoors, Inc., Class - A ...... 14
356
MasterCraft Boat Holdings, Inc.(a) ..... 8

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Leisure Products (continued)
4,682
Mattel, Inc.(a) .................... $ 88
1,298
Smith & Wesson Brands, Inc. ......... 18
1,148
Topgolf Callaway Brands Corp.(a) ...... 16
1,461
YETI Holdings, Inc.(a) .............. 76
237
Life Sciences Tools & Services — 0.84%
75
Azenta, Inc.(a) .................... 5
102
Bruker Corp. ..................... 7
1,404
CryoPort, Inc.(a) .................. 22
6,376
Cytek Biosciences, Inc.(a) ............ 58
599
Medpace Holdings, Inc.(a) ........... 184
29,118
Pacific Biosciences of California, Inc.(a) . 286
493
Repligen Corp.(a) .................. 89
8,477
Seer, Inc.(a) ...................... 16
667
Machinery — 3.56%
3,613
3D Systems Corp.(a) ............... 23
183
Alamo Group, Inc. ................. 38
1,311
Albany International Corp. ........... 129
1,637
Astec Industries, Inc. ............... 61
3,801
Barnes Group, Inc. ................. 124
1,248
Chart Industries, Inc.(a) ............. 171
2,711
Columbus McKinnon Corp. .......... 106
1,745
Energy Recovery, Inc.(a) ............ 33
220
Enpro, Inc. ...................... 34
1,328
ESCO Technologies, Inc. ............ 155
1,773
Federal Signal Corp. ................ 136
141
Franklin Electric Co., Inc. ............ 14
2,085
Greenbrier Cos., Inc. ............... 92
2,528
Helios Technologies, Inc. ............ 115
367
Hillenbrand, Inc. .................. 18
2,739
Hillman Solutions Corp.(a) ........... 25
332
IDEX Corp. ...................... 72
1,076
ITT, Inc. ........................ 128
819
John Bean Technologies Corp. ......... 81
226
Kadant, Inc. ...................... 63
1,329
Kennametal, Inc. .................. 34
771
Lincoln Electric Holdings, Inc. ........ 169
2,267
Luxfer Holdings PLC ............... 20
236
Mueller Industries, Inc. .............. 11
16,478
Mueller Water Products, Inc., Class - A .. 238
47
Oshkosh Corp. .................... 5
21
RBC Bearings, Inc.(a) .............. 6
1,356
SPX Technologies, Inc.(a) ............ 137
948
Standex International Corp. ........... 150
2,819
Tennant Co. ...................... 262
2,067
Terex Corp. ...................... 119
1,276
The Gorman-Rupp Co. .............. 45
Shares Security Description Value
(000)
Common Stocks (continued)
Machinery (continued)
1,145
Titan International, Inc.(a) ............ $ 17
2,831
Marine Transportation — 0.48%
8,479
Costamare, Inc. ................... 88
2,101
Kirby Corp.(a) .................... 165
1,166
Matson, Inc. ..................... 128
381
Media — 0.86%
5,957
Advantage Solutions, Inc.(a) .......... 22
1,790
Boston Omaha Corp., Class - A(a) ...... 28
23,868
Cardlytics, Inc.(a) ................. 219
15,050
Integral Ad Science Holding Corp.(a) .... 217
3,824
Magnite, Inc.(a) ................... 36
1,827
Scholastic Corp. ................... 69
1,207
TechTarget, Inc.(a) ................. 42
2,249
TEGNA, Inc. ..................... 34
1,572
Townsquare Media, Inc., Class - A ...... 17
684
Metals & Mining — 2.15%
1,382
Alcoa Corp. ...................... 47
1,094
Arch Resources, Inc. ............... 182
17,424
ATI, Inc.(a) ...................... 792
1,962
Carpenter Technology Corp. .......... 139
5,219
Coeur Mining, Inc.(a) ............... 17
2,632
Compass Minerals International, Inc. .... 67
4,547
Dakota Gold Corp.(a) ............... 12
759
Haynes International, Inc. ............ 43
9,750
Hecla Mining Co. .................. 47
1,747
Ivanhoe Electric, Inc.(a) ............. 18
360
Materion Corp. ................... 47
2,916
Ryerson Holding Corp. .............. 101
5,772
TimkenSteel Corp.(a) ............... 135
137
Warrior Met Coal, Inc. .............. 8
1,868
Worthington Steel, Inc.(a) ............ 52
1,707
Mortgage Real Estate Investment Trusts (REITs)
— 1.49%
1,212
AFC Gamma, Inc. ................. 15
17,446
Arbor Realty Trust, Inc.^ ............ 266
7,810
BrightSpire Capital, Inc. ............. 58
2,661
Chimera Investment Corp. ........... 13
10,897
Claros Mortgage Trust, Inc. ........... 149
1,691
Dynex Capital, Inc. ................ 21
10,491
Ellington Financial, Inc. ............. 133
1,126
Franklin BSP Realty Trust, Inc. ........ 15
8,332
Granite Point Mortgage Trust, Inc. ...... 49

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Mortgage Real Estate Investment Trusts (REITs)
(continued)
1,280 Hannon Armstrong Sustainable
Infrastructure Capital, Inc. ....... $ 35
3,913
KKR Real Estate Finance Trust, Inc. .... 52
6,791
New York Mortgage Trust, Inc. ........ 58
1,250
Nexpoint Real Estate Finance, Inc. ..... 20
13,981
PennyMac Mortgage Investment Trust ... 209
2,514
Ready Capital Corp. ................ 26
3,566
Redwood Trust, Inc. ................ 26
3,045
Two Harbors Investment Corp. ........ 42
1,187
Multi-Utilities — 0.59%
3,967
Black Hills Corp. .................. 213
4,182
Northwestern Energy Group, Inc. ...... 213
847
Unitil Corp. ...................... 45
471
Office REITs — 0.64%
2,920
City Office REIT, Inc. ............... 18
2,446
COPT Defense Properties ............ 62
5,145
Douglas Emmett, Inc. ............... 74
15,245
Easterly Government Properties, Inc. .... 204
4,633
Orion Office REIT, Inc. .............. 27
3,013
Paramount Group, Inc. .............. 16
7,836
Piedmont Office Realty Trust, Inc., Class - A 56
2,374
Postal Realty Trust, Inc., Class - A ...... 35
378
SL Green Realty Corp. .............. 17
509
Oil, Gas & Consumable Fuels — 4.39%
3,497
Antero Resources Corp.(a) ........... 79
21,728
Baytex Energy Corp. ............... 72
8,761
Berry Corp. ...................... 62
2,300
California Resources Corp. ........... 126
88
Chord Energy Corp. ................ 15
543
Civitas Resources, Inc. .............. 37
8,801
Clean Energy Fuels Corp.(a) .......... 34
8,222
CNX Resources Corp.(a) ............ 164
9,016
Comstock Resources, Inc. ............ 80
2,431
CONSOL Energy, Inc. .............. 244
3,996
Crescent Energy Co., Class A ......... 53
5,132
Delek US Holdings, Inc. ............. 132
2,880
DHT Holdings, Inc. ................ 28
6,443
Encore Energy Corp.(a) ............. 25
24,166
Energy Fuels, Inc.(a) ............... 174
6,036
Equitrans Midstream Corp. ........... 61
4,041
Evolution Petroleum Corp. ........... 23
2,312
Golar LNG Ltd. ................... 53
2,110
Granite Ridge Resources, Inc. ......... 13
2,884
Green Plains, Inc.(a) ................ 73
2,159
Gulfport Energy Corp.(a) ............ 287
Shares Security Description Value
(000)
Common Stocks (continued)
Oil, Gas & Consumable Fuels (continued)
1,831
HighPeak Energy, Inc.^ ............. $ 26
635
International Seaways, Inc. ........... 29
4,980
Kinetik Holdings, Inc. .............. 166
20,751
Kosmos Energy Ltd.(a) .............. 139
268
Matador Resources Co. .............. 15
13,648
Navigator Holdings Ltd. ............. 199
2,578
Nordic American Tankers Ltd. ......... 11
3,747
Ovintiv, Inc. ..................... 165
592
Par Pacific Holdings, Inc.(a) .......... 22
1,094
Peabody Energy Corp. .............. 27
14,968
Permian Resources Corp. ............ 204
2,186
Range Resources Corp. .............. 67
156
REX American Resources Corp.(a) ..... 7
1,012
SandRidge Energy, Inc. ............. 14
588
Scorpio Tankers, Inc. ............... 36
9,204
SFL Corp. Ltd. .................... 104
4,423
Sitio Royalties Corp., Class - A ........ 104
419
SM Energy Co. ................... 16
27,296
Southwestern Energy Co.(a) .......... 179
1,008
Talos Energy, Inc.(a) ................ 14
4,793
Uranium Energy Corp.(a) ............ 31
2,910
VAALCO Energy, Inc. .............. 13
1,049
Vital Energy, Inc.(a) ................ 48
1,079
World Kinect Corp. ................ 25
3,496
Paper & Forest Products — 0.07%
9,911
Glatfelter Corp.(a) ................. 19
716
Sylvamo Corp. .................... 35
54
Passenger Airlines — 0.38%
525
Allegiant Travel Co. ................ 43
8,991
Blade Air Mobility, Inc.(a) ........... 32
11,473 Controladora Vuela Cia de Aviacion SAB de
CV, ADR(a) .................. 109
7,362
Frontier Group Holdings, Inc.(a) ....... 40
5,665
JetBlue Airways Corp.(a) ............ 31
2,318
Joby Aviation, Inc.(a) ............... 15
817
Spirit Airlines, Inc. ................. 13
998
Sun Country Airlines Holdings, Inc.(a) ... 16
299
Personal Care Products — 0.84%
301
BellRing Brands, Inc.(a) ............. 17
3,023
e.l.f. Beauty, Inc.(a) ................ 436
3,095
Herbalife Ltd.(a) .................. 47
853
Inter Parfums, Inc. ................. 123
836
USANA Health Sciences, Inc.(a) ....... 45
668

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Pharmaceuticals — 1.50%
5,164
Amphastar Pharmaceuticals, Inc.(a) ..... $ 318
2,574
Amylyx Pharmaceuticals, Inc.(a) ....... 38
286
ANI Pharmaceuticals, Inc.(a) ......... 16
2,745
Arvinas, Inc.(a) ................... 113
10,606
Athira Pharma, Inc.(a) .............. 26
876
Axsome Therapeutics, Inc.(a) ......... 70
1,245
Cassava Sciences, Inc.^(a) ........... 28
1,709
Collegium Pharmaceutical, Inc.(a) ...... 53
551
Corcept Therapeutics, Inc.(a) ......... 18
844
Cymabay Therapeutics, Inc.(a) ........ 20
1,228
Harrow Health, Inc.(a) .............. 14
2,106
Intra-Cellular Therapies, Inc.(a) ........ 151
2,523
Pacira BioSciences, Inc.(a) ........... 85
3,964
Pliant Therapeutics, Inc.(a) ........... 72
1,583
Prestige Consumer Healthcare, Inc.(a) ... 97
803
Supernus Pharmaceuticals, Inc.(a) ...... 23
483
Taro Pharmaceutical Industries Ltd.(a) ... 20
1,424
Theravance Biopharma, Inc.(a) ........ 16
2,890
Zevra Therapeutics, Inc.(a) ........... 19
1,197
Professional Services — 2.42%
9,355
Alight, Inc., Class - A(a) ............. 80
917
ASGN, Inc.(a) .................... 88
3,150
Asure Software, Inc.(a) .............. 30
703
Barrett Business Services, Inc. ........ 81
62
Booz Allen Hamilton Holding Corp. .... 8
20
CACI International, Inc., Class - A(a) ... 6
1,815
CBIZ, Inc.(a) ..................... 114
34
Concentrix Corp. .................. 3
10,305
Conduent, Inc.(a) .................. 38
1,032
CSG Systems International, Inc. ....... 55
2,570
ExlService Holdings, Inc.(a) .......... 79
846
Exponent, Inc. .................... 74
1,713
First Advantage Corp. ............... 28
1,082
Forrester Research, Inc.(a) ........... 29
621
Heidrick & Struggles International, Inc. .. 18
1,396
HireRight Holdings Corp.(a) .......... 19
217
Huron Consulting Group, Inc.(a) ....... 22
587
ICF International, Inc. .............. 79
252
Insperity, Inc. ..................... 30
3,378
KBR, Inc. ....................... 187
732
Kelly Services, Inc., Class - A ......... 16
982
Kforce, Inc. ...................... 66
1,998
Korn Ferry ...................... 119
1,668
Legalzoom.com, Inc.(a) ............. 19
979
Maximus, Inc. .................... 82
11,106
Mistras Group, Inc.(a) .............. 81
735
NV5 Global, Inc.(a) ................ 82
6,215
Planet Labs PBC(a) ................ 15
2,541
Resources Connection, Inc. ........... 36
Shares Security Description Value
(000)
Common Stocks (continued)
Professional Services (continued)
1,018
Science Applications International Corp. . $ 127
1,863
Sterling Check Corp.(a) ............. 26
5,094
TTEC Holdings, Inc. ............... 110
1,649
Upwork, Inc.(a) ................... 25
2,286
Verra Mobility Corp.(a) ............. 53
1,925
Real Estate Management & Development — 0.73%
683
BBX Capital, Inc.(a) ................ 6
9,353
Compass, Inc., Class - A(a) ........... 35
2,627
Cushman & Wakefield PLC(a) ........ 28
2,814
DigitalBridge Group, Inc. ............ 49
7,486
Douglas Elliman, Inc. ............... 22
14,871
eXp World Holdings, Inc. ............ 231
574
Forestar Group, Inc.(a) .............. 19
2,030
Marcus & Millichap, Inc. ............ 89
3,583
Newmark Group, Inc., Class - A ....... 39
9,774
Opendoor Technologies, Inc.(a) ........ 44
589
The RMR Group, Inc., Class - A ....... 17
579
Residential REITs — 0.43%
2,230 Apartment Investment and Management
Co.(a) ...................... 17
10,340
Clipper Realty, Inc. ................ 56
1,553
Elme Communities ................. 23
2,387
Independence Realty Trust, Inc. ........ 37
2,803
NexPoint Residential Trust, Inc. ....... 96
3,691
UMH Properties, Inc. ............... 56
3,365
Veris Residential, Inc. ............... 53
338
Retail REITs — 1.00%
533
Getty Realty Corp. ................. 16
4,895
InvenTrust Properties Corp. .......... 124
3,897
Kite Realty Group Trust ............. 89
2,113
NETSTREIT Corp. ................ 38
1,160
SITE Centers Corp. ................ 16
11,883
Tanger, Inc. ...................... 328
7,560
The Macerich Co. ................. 117
3,762
Urban Edge Properties .............. 69
797
Semiconductors & Semiconductor Equipment — 3.52%
1,045
ACM Research, Inc., Class - A(a) ...... 20
769
Aehr Test Systems(a) ............... 20
485
Alpha & Omega Semiconductor Ltd.(a) .. 13
451
Ambarella, Inc.(a) ................. 28
3,622
Amkor Technology, Inc. ............. 121
55
Cirrus Logic, Inc.(a) ................ 5
742
Cohu, Inc.(a) ..................... 26

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
1,496
Credo Technology Group Holding Ltd.(a) $ 29
169
Diodes, Inc.(a) .................... 14
3,557
FormFactor, Inc.(a) ................ 148
2,669
Ichor Holdings Ltd.(a) .............. 90
188
Impinj, Inc.(a) .................... 17
1,640
inTEST Corp.(a) .................. 22
1,589
Kulicke & Soffa Industries, Inc. ........ 87
684
Lattice Semiconductor Corp.(a) ........ 47
9,285 MACOM Technology Solutions Holdings,
Inc.(a) ...................... 864
3,156
Maxeon Solar Technologies Ltd.(a) ..... 23
753
MaxLinear, Inc.(a) ................. 18
624
MKS Instruments, Inc. .............. 64
631
Onto Innovation, Inc.(a) ............. 96
2,203
Power Integrations, Inc. ............. 181
2,201
Qorvo, Inc.(a) .................... 248
358
Rambus, Inc.(a) ................... 24
1,083
Silicon Laboratories, Inc.(a) .......... 143
264
SiTime Corp.(a) ................... 32
799
Synaptics, Inc.(a) .................. 91
2,391
Ultra Clean Holdings, Inc.(a) ......... 82
1,179
Universal Display Corp. ............. 225
661
Veeco Instruments, Inc.(a) ............ 21
2,799
Software — 5.60%
1,931
ACI Worldwide, Inc.(a) ............. 59
1,294
Agilysys, Inc.(a) .................. 110
416
Alarm.com Holdings, Inc.(a) .......... 27
1,591
Alkami Technology, Inc.(a) ........... 39
829
Altair Engineering, Inc., Class - A(a) .... 70
3,359
Amplitude, Inc., Class - A(a) .......... 43
289
Appfolio, Inc., Class - A(a) ........... 50
6,689
AvePoint, Inc.(a) .................. 55
211
Blackbaud, Inc.(a) ................. 18
378
BlackLine, Inc.(a) ................. 24
1,089
Box, Inc., Class - A(a) .............. 28
308
Braze, Inc., Class - A(a) ............. 16
564
C3.ai, Inc., Class - A^(a) ............. 16
1,263
Cerence, Inc.(a) ................... 25
2,611
Clear Secure, Inc., Class - A .......... 54
574
CommVault Systems, Inc.(a) .......... 46
313
Digimarc Corp.(a) ................. 11
4,639
Digital Turbine, Inc.(a) .............. 32
34
Dolby Laboratories, Inc., Class - A ..... 3
1,569
Envestnet, Inc.(a) .................. 78
2,101
Everbridge, Inc.(a) ................. 51
3,738
EverCommerce, Inc.(a) .............. 41
8,416
Expensify, Inc., Class - A(a) .......... 21
846
Guidewire Software, Inc.(a) .......... 92
3,676
InterDigital, Inc. .................. 399
Shares Security Description Value
(000)
Common Stocks (continued)
Software (continued)
2,188
Jamf Holding Corp.(a) .............. $ 40
5,208
LivePerson, Inc.(a) ................. 20
1,284
LiveRamp Holdings, Inc.(a) .......... 49
3,930
Marathon Digital Holdings, Inc.(a) ..... 92
6,497
Matterport, Inc.(a) ................. 17
2,965
MeridianLink, Inc.(a) ............... 73
722
MicroStrategy, Inc.(a) ............... 456
16,199
N-able, Inc.(a) .................... 215
55,831
NextNav, Inc.^(a) .................. 248
3,606
Olo, Inc., Class - A(a) ............... 21
1,896
PagerDuty, Inc.(a) ................. 44
647
PowerSchool Holdings, Inc.(a) ........ 15
939
Progress Software Corp. ............. 51
5,413
PROS Holdings, Inc.(a) ............. 210
868
PTC, Inc.(a) ...................... 152
680
Qualys, Inc.(a) .................... 133
892
Rapid7, Inc.(a) .................... 51
6,275
Rimini Street, Inc.(a) ............... 21
11,757
Riot Platforms, Inc.(a) .............. 182
3,998
Sapiens International Corp. N.V. ....... 116
537
Sprout Social, Inc., Class - A(a) ........ 33
831
SPS Commerce, Inc.(a) .............. 161
908
Tenable Holdings, Inc.(a) ............ 42
408
Varonis Systems, Inc.(a) ............. 18
10,098
Veritone, Inc.(a) ................... 18
18,867
Weave Communications, Inc.(a) ....... 216
1,438
Workiva, Inc.(a) ................... 146
21,286
Zeta Global Holdings Corp., Class - A(a) . 188
2,296
Zuora, Inc., Class - A(a) ............. 22
4,458
Specialized REITs — 0.77%
3,782
Farmland Partners, Inc. .............. 47
7,180
Four Corners Property Trust, Inc. ....... 182
3,239
Gladstone Land Corp. ............... 47
1,574
National Storage Affiliates Trust ....... 65
6,761
Outfront Media, Inc. ................ 94
1,185
PotlatchDeltic Corp. ................ 58
4,581
Safehold, Inc. .................... 107
2,531
Uniti Group, Inc. .................. 15
615
Specialty Retail — 2.61%
670
Academy Sports & Outdoors, Inc. ...... 44
1,447
American Eagle Outfitters, Inc. ........ 31
520
Asbury Automotive Group, Inc.(a) ...... 117
3,328
Boot Barn Holdings, Inc.(a) .......... 256
790
Camping World Holdings, Inc., Class - A . 21
1,936
Carvana Co.(a) .................... 102
3,803
Destination XL Group, Inc.(a) ......... 17
1,779
Floor & Decor Holdings, Inc., Class - A(a) 198

HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description Value
(000)
Common Stocks (continued)
Specialty Retail (continued)
1,555
Foot Locker, Inc. .................. $ 48
1,806
Genesco, Inc.(a) ................... 64
72
Group 1 Automotive, Inc. ............ 22
1,362
Guess?, Inc. ...................... 31
3,762
Leslie's, Inc.(a) ................... 26
334
Lithia Motors, Inc. ................. 110
1,397
Monro, Inc. ...................... 41
324
Murphy USA, Inc. ................. 116
1,682
National Vision Holdings, Inc.(a) ....... 35
53
Penske Automotive Group, Inc. ........ 9
231
Restoration Hardware Co.(a) .......... 67
3,973
Revolve Group, Inc.(a) .............. 66
4,455
RumbleON, Inc., Class - B(a) ......... 36
1,809
Sally Beauty Holdings, Inc.(a) ......... 24
708
Shoe Carnival, Inc. ................. 21
158
Signet Jewelers Ltd. ................ 17
806
Sonic Automotive, Inc., Class - A ...... 45
16,684
Sportsman's Warehouse Holdings, Inc.(a) . 71
468
The Aaron's Co., Inc. ............... 5
389
The Buckle, Inc. ................... 18
4,572
The Cato Corp., Class - A ............ 33
1,585
The ODP Corp.(a) ................. 89
7,108
ThredUp, Inc., Class - A(a) ........... 16
10,683
Tile Shop Holdings, Inc.(a) ........... 79
5,911
Upbound Group, Inc. ............... 201
2,076
Technology Hardware, Storage & Peripherals — 0.59%
9,994
Intevac, Inc.(a) .................... 43
2,377
IonQ, Inc.(a) ..................... 29
900
Super Micro Computer, Inc.(a) ........ 257
10,627
Turtle Beach Corp.(a) ............... 116
1,170
Xerox Holdings Corp. .............. 21
466
Textiles, Apparel & Luxury Goods — 0.51%
47
Columbia Sportswear Co. ............ 4
1,065
Crocs, Inc.(a) ..................... 99
2,258
Figs, Inc., Class - A(a) .............. 16
34,166
Fossil Group, Inc.(a) ................ 50
792
G-III Apparel Group Ltd.(a) .......... 27
2,897
Kontoor Brands, Inc. ............... 181
153
Oxford Industries, Inc. .............. 15
412
Steven Madden Ltd. ................ 17
409
Tobacco — 0.04%
2,563
Vector Group Ltd. ................. 29
Trading Companies & Distributors — 1.88%
63
Applied Industrial Technologies, Inc. .... 11
Shares Security Description Value
(000)
Common Stocks (continued)
Trading Companies & Distributors (continued)
5,077
Beacon Roofing Supply, Inc.(a) ........ $ 441
186
BlueLinx Holdings, Inc.(a) ........... 21
563
Boise Cascade Co. ................. 73
200
DXP Enterprises, Inc.(a) ............. 7
192
GMS, Inc.(a) ..................... 16
1,021
Herc Holdings, Inc. ................ 152
749
McGrath RentCorp ................. 90
22,107
MRC Global, Inc.(a) ................ 243
1,425
NOW, Inc.(a) ..................... 16
2,367
Rush Enterprises, Inc., Class - A ....... 119
548
SiteOne Landscape Supply, Inc.(a) ...... 89
3,875
Textainer Group Holdings Ltd. ........ 191
166
WESCO International, Inc. ........... 29
1,498
Water Utilities — 0.41%
1,161
American States Water Co. ........... 93
943
Artesian Resources Corp., Class - A ..... 39
4,921
Cadiz, Inc.(a) ..................... 14
1,811
California Water Service Group ........ 94
602
Global Water Resources, Inc. ......... 8
626
Middlesex Water Co. ............... 41
361
SJW Group ...................... 24
371
The York Water Co. ................ 14
327
Wireless Telecommunication Services — 0.16%
6,927
Telephone and Data Systems, Inc. ...... 127
Total Common Stocks .............. 79,145
Contingent Rights — 0.07%
Health Care Equipment & Supplies — 0.00%
56
ABIOMED, Inc. CVR, 01/02/26(a) ..... –
Health Care Providers & Services — 0.00%
15,971 Paratek Pharmaceuticals, Inc. CVR,
01/01/26(a) .................. 1
5,589
Xeris BioPharma Hold CVR, 10/06/49(a) . 1
2
Metals & Mining — 0.07%
108,208 Pan American Silver Corp. CVR,
12/31/49(a) .................. 56
Total Contingent Rights ............ 58

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Small Capitalization-Mid Capitalization Equity Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
As of December 31, 2023 , 100% of the Portfolio’s net assets were managed by Parametric Portfolio Associates, LLC.
Shares Security Description Value
(000)
Right — 0.01%
Broadline Retail — 0.01%
15,740
Groupon, Inc., 01/18/24(a) ........... $ 5
Total Right ...................... 5
Warrant — 0.00%
Pharmaceuticals — 0.00%
498
Cassava Sciences, Inc., 11/15/24(a)(b) ... –
Total Warrant ................... –
Investment Companies — 1.84%
Money Market Funds — 1.84%
1,178,471 Federated Hermes Treasury Obligations
Fund, Institutional Shares, 5.00%^^(c) 1,178
285,200 State Street Institutional Treasury Plus
Money Market Fund, Trust Class,
5.25%(c) .................... 285
Total Investment Companies ......... 1,463
Total Investments (cost $41,970) —
101.40% .................... 80,671
Liabilities in excess of other assets —
(1.40)% .................... (1,116)
Net Assets - 100.00% $ 79,555
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2023.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2023.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
44
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.71%
Australia — 2.05%
693
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 17
8,826
ANZ Group Holdings Ltd. (Banks) ..... 156
2,941
APA Group (Gas Utilities) ........... 17
1,807 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 50
485
ASX Ltd. (Capital Markets) .......... 21
4,501 Aurizon Holdings Ltd. (Ground
Transportation) ............... 12
15,056
BHP Group Ltd. (Metals & Mining) ..... 516
1,230
BlueScope Steel Ltd. (Metals & Mining) . 20
4,202 Brambles Ltd. (Commercial Services &
Supplies) .................... 39
1,178 CAR Group Ltd. (Interactive Media &
Services) .................... 25
201 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 41
4,121 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 45
5,048
Commonwealth Bank of Australia (Banks) 384
1,781
Computershare Ltd. (Professional Services) 30
1,437
CSL Ltd. (Biotechnology) ............ 281
2,615
Dexus (Office REITs) ............... 14
504 EBOS Group Ltd. (Health Care Providers &
Services) .................... 11
4,675 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 17
5,009
Fortescue Ltd. (Metals & Mining) ...... 99
5,131
Goodman Group (Industrial REITs) ..... 88
805 IDP Education Ltd. (Diversified Consumer
Services) .................... 11
2,118
IGO Ltd. (Metals & Mining) .......... 13
7,323
Insurance Australia Group Ltd. (Insurance) 28
1,092
Macquarie Group Ltd. (Capital Markets) . 137
7,667
Medibank Pvt. Ltd. (Insurance) ........ 19
567
Mineral Resources Ltd. (Metals & Mining) 27
9,646
Mirvac Group (Diversified REITs) ...... 14
9,220
National Australia Bank Ltd. (Banks) .... 193
3,549 Northern Star Resources Ltd. (Metals &
Mining) ..................... 33
1,407
Orica Ltd. (Chemicals) .............. 15
5,227
Origin Energy Ltd. (Electric Utilities) ... 30
7,966
Pilbara Minerals Ltd. (Metals & Mining) . 21
2,446
Qantas Airways Ltd. (Passenger Airlines)(a) 9
4,431
QBE Insurance Group Ltd. (Insurance) .. 45
582 Ramsay Health Care Ltd. (Health Care
Providers & Services) ........... 21
172 REA Group Ltd. (Interactive Media &
Services) .................... 21
687 Reece Ltd. (Trading Companies &
Distributors) ................. 10
1,111
Rio Tinto Ltd. (Metals & Mining) ...... 103
9,869 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 51
19,287
Scentre Group (Retail REITs) ......... 39
923
SEEK Ltd. (Interactive Media & Services) 17
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
1,187 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... $ 26
14,614
South32 Ltd. (Metals & Mining) ....... 33
7,299
Stockland (Diversified REITs) ......... 22
3,312
Suncorp Group Ltd. (Insurance) ....... 31
13,370 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 36
5,218
The GPT Group (Diversified REITs) .... 16
7,602 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 25
9,510 Transurban Group (Transportation
Infrastructure) ................ 89
2,004
Treasury Wine Estates Ltd. (Beverages) .. 15
8,881
Vicinity Ltd. (Retail REITs)(b) ........ 12
760 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 17
3,447
Wesfarmers Ltd. (Broadline Retail) ..... 134
10,302
Westpac Banking Corp. (Banks) ....... 161
500
WiseTech Global Ltd. (Software) ....... 26
5,565 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 118
3,627 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 92
3,593
Austria — 0.05%
1,031
Erste Group Bank AG (Banks)(b) ...... 42
383
OMV AG (Oil, Gas & Consumable Fuels) 17
241
Verbund AG (Electric Utilities) ........ 22
246
voestalpine AG (Metals & Mining) ..... 8
89
Belgium — 0.22%
444
Ageas SA/N.V. (Insurance) ........... 19
2,573 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 167
58
D'ieteren Group (Distributors) ......... 11
67
Elia Group SA/N.V. (Electric Utilities)(b) 8
293 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 23
752
KBC Group N.V. (Banks) ............ 50
1
Lotus Bakeries N.V. (Food Products)(b) .. 9
31
Sofina SA (Financial Services) ........ 8
206
Syensqo SA (Chemicals)(a) ........... 21
384
UCB SA (Pharmaceuticals) ........... 33
491
Umicore SA (Chemicals)(b) .......... 13
508 Warehouses De Pauw CVA (Industrial
REITs) ..................... 16
378
Bermuda — 0.08%
1,078
Arch Capital Group Ltd. (Insurance)(a) .. 80
126
Everest Group Ltd. (Insurance) ........ 45

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Bermuda (continued)
718 Liberty Global Ltd., Class - C (Diversified
Telecommunication Services)(a) ... $ 13
138
Canada — 3.42%
1,481
Agnico Eagle Mines Ltd. (Metals & Mining) 81
400
Air Canada (Passenger Airlines)(a)(b) ... 6
1,765 Algonquin Power & Utilities Corp. (Multi-
Utilities) .................... 11
2,361 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 139
800
AltaGas Ltd. (Gas Utilities) ........... 17
1,804 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 27
2,102
Bank of Montreal (Banks) ............ 208
5,246
Barrick Gold Corp. (Metals & Mining) .. 95
200 BCE, Inc. (Diversified Telecommunication
Services) .................... 8
1,043 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 42
4,169
Brookfield Corp. (Capital Markets) ..... 167
92
BRP, Inc. (Leisure Products) .......... 7
1,136
CAE, Inc. (Aerospace & Defense)(a) .... 25
1,280 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 55
200 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 7
2,659 Canadian Imperial Bank of Commerce
(Banks) ..................... 128
1,660 Canadian National Railway Co. (Ground
Transportation) ............... 209
3,258 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 213
2,726 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 216
143 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 15
300 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 7
471 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 21
4,230 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 70
624
CGI, Inc. (IT Services)(a) ............ 67
60
Constellation Software, Inc. (Software) .. 149
844
Dollarama, Inc. (Broadline Retail) ...... 61
1,216 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 20
868
Emera, Inc. (Electric Utilities) ......... 33
400 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 11
6,336 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 228
62
Fairfax Financial Holdings Ltd. (Insurance) 57
1,756 First Quantum Minerals Ltd. (Metals &
Mining) ..................... 14
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
100 FirstService Corp. (Real Estate Management
& Development) .............. $ 16
1,451
Fortis, Inc. (Electric Utilities) ......... 60
599
Franco-Nevada Corp. (Metals & Mining) . 66
195 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 24
500 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... 17
817
Great-West Lifeco, Inc. (Insurance) ..... 27
1,006
Hydro One Ltd. (Electric Utilities)(b) .... 30
300
iA Financial Corp., Inc. (Insurance) ..... 20
200
IGM Financial, Inc. (Capital Markets) ... 5
622 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 35
528
Intact Financial Corp. (Insurance)(b) .... 81
1,879
Ivanhoe Mines Ltd. (Metals & Mining)(a) 18
600 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 15
3,094
Kinross Gold Corp. (Metals & Mining) .. 19
474 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 46
339 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 173
2,272
Lundin Mining Corp. (Metals & Mining)(b) 19
821 Magna International, Inc. (Automobile
Components) ................. 49
5,479
Manulife Financial Corp. (Insurance) .... 121
825 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(a)(b) .................. 15
713 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 37
972
National Bank of Canada (Banks) ...... 74
858 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 16
1,476
Nutrien Ltd. (Chemicals) ............ 83
200
Onex Corp. (Capital Markets) ......... 14
804
Open Text Corp. (Software)(b) ........ 34
990 Pan American Silver Corp. (Metals &
Mining) ..................... 16
400 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 13
1,668 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 57
1,727
Power Corp. of Canada (Insurance) ..... 49
500 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 12
547 RB Global, Inc. (Commercial Services &
Supplies) .................... 37
877 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 69
300 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 4
1,078 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 50
4,150
Royal Bank of Canada (Banks) ........ 419

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
691
Saputo, Inc. (Food Products)(b) ........ $ 14
3,631
Shopify, Inc., Class - A (IT Services)(a) .. 282
339
Stantec, Inc. (Construction & Engineering) 27
1,726
Sun Life Financial, Inc. (Insurance) ..... 90
3,924 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 126
3,016 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... 118
1,352 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 57
1,570 TELUS Corp. (Diversified
Telecommunication Services) ..... 28
250 TFI International, Inc. (Ground
Transportation) ............... 34
3,581
The Bank of Nova Scotia (Banks) ...... 174
271 The Descartes Systems Group, Inc.
(Software)(a) ................. 23
5,430
The Toronto-Dominion Bank (Banks) ... 350
489 Thomson Reuters Corp. (Professional
Services) .................... 72
836
TMX Group Ltd. (Capital Markets) ..... 20
200 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 18
945 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 43
794 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 119
136 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 12
1,343 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 66
367 WSP Global, Inc. (Construction &
Engineering) ................. 51
5,978
Cayman Islands — 0.01%
7,600 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 22
Chile — 0.02%
1,322
Antofagasta PLC (Metals & Mining) .... 28
Denmark — 0.92%
8 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 14
16 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 29
296
Carlsberg A/S, Class - B (Beverages) .... 37
281
Chr Hansen Holding A/S (Chemicals)(b) . 24
416 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 48
2,041
Danske Bank A/S (Banks) ............ 55
292 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 13
551
DSV A/S (Air Freight & Logistics) ..... 97
193
Genmab A/S (Biotechnology)(a)(b) ..... 62
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
9,685 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. $ 1,001
658
Novozymes A/S, B shares (Chemicals) .. 36
568
Orsted A/S (Electric Utilities)(b) ....... 31
245 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 34
18 ROCKWOOL A/S, Class - B (Building
Products) .................... 5
1,216
Tryg A/S (Insurance)(b) ............. 26
2,997 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 95
1,607
Finland — 0.30%
360 Elisa Oyj (Diversified Telecommunication
Services) .................... 17
1,491
Fortum Oyj (Electric Utilities) ......... 21
684 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 14
1,007
Kone Oyj, Class - B (Machinery) ....... 50
2,057
Metso Oyj (Machinery)(b) ........... 21
1,268
Neste Oyj (Oil, Gas & Consumable Fuels) 45
16,330
Nokia Oyj (Communications Equipment) . 55
10,087
Nordea Bank Abp (Banks) ........... 124
243
Orion Oyj, Class - B (Pharmaceuticals) .. 11
1,387
Sampo Oyj, A Shares (Insurance) ...... 61
2,063 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 29
1,655 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 62
1,231
Wartsila Oyj Abp (Machinery) ......... 18
528
France — 3.18%
575
Accor SA (Hotels, Restaurants & Leisure) 22
91 Aeroports de Paris (Transportation
Infrastructure) ................ 12
1,586
Air Liquide SA (Chemicals) .......... 308
1,742
Airbus SE (Aerospace & Defense) ...... 269
834
Alstom SA (Machinery) ............. 11
152
Amundi SA (Capital Markets) ......... 10
151
Arkema SA (Chemicals) ............. 17
5,434
AXA SA (Insurance) ............... 177
104 BioMerieux (Health Care Equipment &
Supplies) .................... 12
3,103
BNP Paribas SA (Banks) ............. 214
566
Bouygues SA (Construction & Engineering) 21
910 Bureau Veritas SA (Professional Services)
(b) ........................ 23
472
Capgemini SE (IT Services) .......... 98
1,803 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 33
1,382
Cie de Saint-Gobain (Building Products) . 102

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
2,057 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... $ 74
124
Covivio SA (Office REITs) ........... 7
3,044
Credit Agricole SA (Banks) ........... 43
1,918
Danone SA (Food Products) .......... 124
1,989
Dassault Systemes SE (Software) ...... 97
755
Edenred (Financial Services) .......... 45
195
Eiffage SA (Construction & Engineering)(b) 21
5,423
Engie SA (Multi-Utilities) ............ 95
893 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 179
133
Eurazeo SE (Financial Services) ....... 11
116
Gecina SA (Office REITs)(b) .......... 14
1,232
Getlink SE (Transportation Infrastructure) 23
95 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 201
127
Ipsen SA (Pharmaceuticals) ........... 15
225 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 99
568
Klepierre SA (Retail REITs) .......... 15
256 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 9
787
Legrand SA (Electrical Equipment) ..... 82
718
L'Oreal SA (Personal Care Products) .... 358
823 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 667
5,633 Orange SA (Diversified Telecommunication
Services)(b) .................. 64
603
Pernod Ricard SA (Beverages) ........ 106
689
Publicis Groupe SA (Media) .......... 64
49
Remy Cointreau SA (Beverages) ....... 6
593
Renault SA (Automobiles) ........... 24
1,017
Safran SA (Aerospace & Defense) ...... 179
3,374
Sanofi (Pharmaceuticals) ............ 334
88 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 23
1,606 Schneider Electric SE (Electrical
Equipment)(b) ................ 322
55
SEB SA (Household Durables) ........ 7
2,177
Societe Generale SA (Banks) ......... 58
270
Sodexo SA (Hotels, Restaurants & Leisure) 30
151
Teleperformance SE (Professional Services) 22
316
Thales SA (Aerospace & Defense) ...... 47
6,786 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 462
305 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 23
2,067
Veolia Environnement SA (Multi-Utilities) 65
1,515
Vinci SA (Construction & Engineering) .. 190
2,075
Vivendi SE (Media) ................ 22
762
Worldline SA (Financial Services)(a) .... 13
5,569
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany — 2.29%
482 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... $ 98
1,212
Allianz SE, Registered Shares (Insurance) 324
2,663
BASF SE (Chemicals) .............. 143
2,887 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 107
992 Bayerische Motoren Werke AG
(Automobiles) ................ 110
121 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 12
275
Bechtle AG (IT Services) ............ 14
306
Beiersdorf AG (Personal Care Products) .. 46
414 Brenntag SE (Trading Companies &
Distributors) ................. 38
99 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 11
3,162
Commerzbank AG (Banks) ........... 38
363
Continental AG (Automobile Components) 31
585
Covestro AG (Chemicals)(a) .......... 34
1,595
Daimler Truck Holding AG (Machinery) . 60
541 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 15
5,823 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 79
559
Deutsche Boerse AG (Capital Markets) .. 115
2,156 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(a)(b) ........ 19
9,683 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 232
2,987
DHL Group (Air Freight & Logistics) ... 148
340 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 30
6,704
E.ON SE (Multi-Utilities) ............ 90
515
Evonik Industries AG (Chemicals) ...... 11
614 Fresenius Medical Care AG & Co. KGaA
(Health Care Providers & Services) . 26
1,272 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 39
419
GEA Group AG (Machinery) ......... 17
179
Hannover Rueck SE (Insurance) ....... 43
438 Heidelberg Materials AG (Construction
Materials) ................... 39
459 HelloFresh SE (Consumer Staples
Distribution & Retail)(a) ......... 7
263 Henkel AG & Co. KGaA (Household
Products) .................... 19
564 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 45
3,852 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 161
186
Knorr-Bremse AG (Machinery) ........ 12
193 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 17
2,428
Mercedes-Benz Group AG (Automobiles) 168
384
Merck KGaA (Pharmaceuticals) ....... 61

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
166 MTU Aero Engines AG (Aerospace &
Defense) .................... $ 36
408 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 169
174
Nemetschek SE (Software) ........... 15
330 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 18
20
Rational AG (Machinery) ............ 15
129
Rheinmetall AG (Aerospace & Defense) . 41
1,905 RWE AG (Independent Power and
Renewable Electricity Producers) .. 87
3,110
SAP SE (Software) ................. 479
80 Sartorius AG, Preference Shares (Life
Sciences Tools & Services) ....... 29
221
Scout24 SE (Interactive Media & Services) 16
2,259 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 424
1,573 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 21
848 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... 49
408
Symrise AG (Chemicals)(b) .......... 45
195
Talanx AG (Insurance) .............. 14
2,200 Vonovia SE (Real Estate Management &
Development) ................ 69
48
Wacker Chemie AG (Chemicals) ....... 6
708
Zalando SE (Specialty Retail)(a) ....... 17
4,009
Hong Kong — 0.62%
34,200
AIA Group Ltd. (Insurance) .......... 299
11,500
BOC Hong Kong Holdings Ltd. (Banks) . 31
4,200 Budweiser Brewing Co. APAC Ltd.
(Beverages) .................. 8
6,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 33
8,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 46
1,500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 8
5,000
CLP Holdings Ltd. (Electric Utilities) ... 41
4,200 ESR Group Ltd. (Real Estate Management
& Development) .............. 6
229 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 13
7,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 39
5,000 Hang Lung Properties Ltd. (Real Estate
Management & Development) ..... 7
2,000
Hang Seng Bank Ltd. (Banks) ......... 23
4,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 12
11,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 13
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
35,665 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... $ 27
3,549 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 122
3,800 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 13
8,111
Link REIT (Retail REITs) ............ 46
4,000
MTR Corp. Ltd. (Ground Transportation) . 16
4,000 New World Development Co. Ltd. (Real
Estate Management & Development) 6
3,500 Power Assets Holdings Ltd. (Electric
Utilities) .................... 20
8,158
Prudential PLC (Insurance) ........... 92
8,518 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 9
4,500 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 49
2,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 17
3,000 Swire Properties Ltd. (Real Estate
Management & Development) ..... 6
4,000
Techtronic Industries Co. Ltd. (Machinery) 48
31,450
WH Group Ltd. (Food Products) ....... 20
6,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 20
1,090
Ireland (Republic of) — 1.07%
1,867
Accenture PLC, Class - A (IT Services) .. 656
248 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 18
322 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 24
4,074
AIB Group PLC (Banks) ............ 17
234
Allegion PLC (Building Products) ...... 30
805
Aptiv PLC (Automobile Components)(a) . 72
3,225
Bank of Ireland Group PLC (Banks) .... 29
2,168
CRH PLC (Construction Materials) ..... 150
276
DCC PLC (Industrial Conglomerates)(b) . 20
2,704
Experian PLC (Professional Services) ... 110
520 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 92
1,311 James Hardie Industries PLC (Construction
Materials)(a) ................. 50
487 Kerry Group PLC, Class - A (Food
Products)(b) ................. 42
465
Kingspan Group PLC (Building Products) 40
3,948 Medtronic PLC (Health Care Equipment &
Supplies) .................... 326
840 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 33
669 Trane Technologies PLC (Building
Products) .................... 164
1,873

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel — 0.19%
101 Azrieli Group Ltd. (Real Estate Management
& Development) .............. $ 7
3,649
Bank Hapoalim BM (Banks) .......... 33
4,740
Bank Leumi Le-Israel BM (Banks) ..... 38
288 Check Point Software Technologies Ltd.
(Software)(a) ................. 43
125
CyberArk Software Ltd. (Software)(a) ... 27
84
Elbit Systems Ltd. (Aerospace & Defense) 18
286
Global-e Online Ltd. (Broadline Retail)(a) 11
2,505
ICL Group Ltd. (Chemicals) .......... 13
1
Isracard Ltd. (Consumer Finance) ...... —
4,694
Israel Discount Bank Ltd., Class - A (Banks) 24
444
Mizrahi Tefahot Bank Ltd. (Banks) ..... 17
89
Monday.com Ltd. (Software)(a) ........ 17
181
Nice Ltd. (Software)(a) .............. 37
3,391 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 35
136
Wix.com Ltd. (IT Services)(a) ......... 17
337
Italy — 0.62%
466 Amplifon SpA (Health Care Providers &
Services) .................... 16
2,886
Assicurazioni Generali SpA (Insurance) .. 61
3,238
Banco BPM SpA (Banks) ............ 17
1,427 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 16
54 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 6
23,895
Enel SpA (Electric Utilities)(b) ........ 179
6,796
Eni SpA (Oil, Gas & Consumable Fuels) . 115
386
Ferrari N.V. (Automobiles) ........... 130
1,831
FinecoBank Banca Fineco SpA (Banks) .. 27
1,050 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 13
47,333
Intesa Sanpaolo SpA (Banks)(b) ....... 138
1,167
Leonardo SpA (Aerospace & Defense) ... 19
1,412 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 17
614 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 38
2,061
Nexi SpA (Financial Services)(a) ....... 17
1,363
Poste Italiane SpA (Insurance) ......... 15
880
Prysmian SpA (Electrical Equipment) ... 40
257 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 14
7,012
Snam SpA (Gas Utilities) ............ 36
25,056 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 8
4,220 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 35
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy (continued)
4,756
UniCredit SpA (Banks) .............. $ 129
1,086
Japan — 6.02%
2,400 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 82
2,100 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 47
500
AGC, Inc. (Building Products) ........ 19
1,400
Ajinomoto Co., Inc. (Food Products) .... 54
300 ANA Holdings, Inc. (Passenger Airlines)(a)
(b) ........................ 7
1,500
Asahi Group Holdings Ltd. (Beverages)(b) 56
500 Asahi Intecc Co. Ltd. (Health Care
Equipment & Supplies) ......... 10
3,200
Asahi Kasei Corp. (Chemicals) ........ 24
5,500
Astellas Pharma, Inc. (Pharmaceuticals) .. 66
300 Azbil Corp. (Electronic Equipment,
Instruments & Components) ...... 10
1,800 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 36
500 BayCurrent Consulting, Inc. (Professional
Services) .................... 18
1,700 Bridgestone Corp. (Automobile
Components) ................. 70
800 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 13
3,000 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 77
600
Capcom Co. Ltd. (Entertainment) ...... 19
2,000 Central Japan Railway Co. (Ground
Transportation) ............... 51
2,000 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 26
2,000 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 76
2,800
Concordia Financial Group Ltd. (Banks) . 13
600 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 18
1,000
Daifuku Co. Ltd. (Machinery) ......... 20
2,800
Dai-ichi Life Holdings, Inc. (Insurance) .. 59
5,600
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 154
800
Daikin Industries Ltd. (Building Products) 130
200 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 23
2,000 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 61
5 Daiwa House REIT Investment Corp.
(Diversified REITs) ............ 9
3,800 Daiwa Securities Group, Inc. (Capital
Markets) .................... 26
5,200
Denso Corp. (Automobile Components) .. 78
700
Dentsu Group, Inc. (Media) .......... 18
300 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 74

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,000 East Japan Railway Co. (Ground
Transportation) ............... $ 58
800
Eisai Co. Ltd. (Pharmaceuticals) ....... 40
7,800 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 31
2,900
FANUC Corp. (Machinery) ........... 85
500
Fast Retailing Co. Ltd. (Specialty Retail) . 124
300
Fuji Electric Co. Ltd. (Electrical Equipment) 13
1,100 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 66
500
Fujitsu Ltd. (IT Services)(b) .......... 75
15
GLP J-Reit (Industrial REITs)(b) ....... 15
500 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 21
600 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 19
100 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 17
100 Hirose Electric Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 11
300 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 8
2,800
Hitachi Ltd. (Industrial Conglomerates) .. 202
13,800
Honda Motor Co. Ltd. (Automobiles) ... 144
400
Hoshizaki Corp. (Machinery) ......... 15
1,100 Hoya Corp. (Health Care Equipment &
Supplies) .................... 138
800 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 8
300 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 17
2,500 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 14
400 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 6
3,000
Inpex Corp. (Oil, Gas & Consumable Fuels) 41
1,500
Isuzu Motors Ltd. (Automobiles) ....... 19
3,500 ITOCHU Corp. (Trading Companies &
Distributors) ................. 143
400 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 8
1,500 Japan Exchange Group, Inc. (Capital
Markets) .................... 32
18 Japan Metropolitan Fund Invest (Retail
REITs) ..................... 13
4,400
Japan Post Bank Co. Ltd. (Banks)(b) .... 45
6,600
Japan Post Holdings Co. Ltd. (Insurance)(b) 59
500
Japan Post Insurance Co. Ltd. (Insurance)(b) 9
3 Japan Real Estate Investment Corp. (Office
REITs) ..................... 12
1,600
JFE Holdings, Inc. (Metals & Mining)(b) . 25
500
JSR Corp. (Chemicals) .............. 14
1,100
Kajima Corp. (Construction & Engineering) 18
1,400
Kao Corp. (Personal Care Products) ..... 58
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
500 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... $ 21
4,500 KDDI Corp. (Wireless Telecommunication
Services) .................... 143
14 KDX Realty Investment Corp. (Diversified
REITs) ..................... 16
500 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 24
600 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 264
400
Kikkoman Corp. (Food Products) ...... 24
700 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 22
2,800
Kirin Holdings Co. Ltd. (Beverages) .... 41
400 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 12
300 Koei Tecmo Holdings Co. Ltd.
(Entertainment) ............... 3
500 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 8
2,800
Komatsu Ltd. (Machinery) ........... 73
300
Konami Group Corp. (Entertainment) ... 16
100
Kose Corp. (Personal Care Products) .... 8
3,200
Kubota Corp. (Machinery) ........... 48
4,000 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 58
700
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 12
700
Makita Corp. (Machinery) ........... 19
4,500 Marubeni Corp. (Trading Companies &
Distributors) ................. 71
900 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 16
1,500
Mazda Motor Corp. (Automobiles) ..... 16
200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 9
600
MEIJI Holdings Co. Ltd. (Food Products) 14
900
MINEBEA MITSUMI, Inc. (Machinery) . 19
700
MISUMI Group, Inc. (Machinery) ...... 12
3,200 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 20
10,200 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 163
5,700 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 81
3,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 44
3,200 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 21
1,000 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 58
33,700 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 290
3,900 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 147
400
Mitsui Chemicals, Inc. (Chemicals) ..... 12
2,800 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 69

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
900 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... $ 29
7,140
Mizuho Financial Group, Inc. (Banks) ... 122
600 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 7
1,300 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 51
5,100 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 108
700
NEC Corp. (IT Services) ............. 41
1,200
Nexon Co. Ltd. (Entertainment) ....... 22
1,300
NIDEC Corp. (Electrical Equipment) .... 53
3,100
Nintendo Co. Ltd. (Entertainment) ...... 162
4
Nippon Building Fund, Inc. (Office REITs) 17
200 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 11
3,000 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 24
5 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 10
600
Nippon Sanso Holdings Corp. (Chemicals) 16
2,500
Nippon Steel Corp. (Metals & Mining)(b) 57
89,600 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 110
1,500
Nippon Yusen KK (Marine Transportation) 47
300
Nissan Chemical Corp. (Chemicals) ..... 12
7,400
Nissan Motor Co. Ltd. (Automobiles) ... 29
600 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 21
200
Nitori Holdings Co. Ltd. (Specialty Retail) 27
500
Nitto Denko Corp. (Chemicals) ........ 37
8,500
Nomura Holdings, Inc. (Capital Markets) . 38
400 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 11
11 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 13
1,200 Nomura Research Institute Ltd. (IT
Services) .................... 35
1,600
NTT Data Group Corp. (IT Services) .... 23
1,600 Obayashi Corp. (Construction &
Engineering) ................. 14
200
Obic Co. Ltd. (IT Services) ........... 34
1,200 Odakyu Electric Railway Co. Ltd. (Ground
Transportation) ............... 18
2,400 Oji Holdings Corp. (Paper & Forest
Products) .................... 9
3,700 Olympus Corp. (Health Care Equipment &
Supplies) .................... 54
500 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 23
1,300 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 23
200 Open House Group Co. Ltd. (Household
Durables)(b) ................. 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100
Oracle Corp. Japan (Software) ......... $ 8
3,200 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 119
3,600
ORIX Corp. (Financial Services) ....... 68
1,000
Osaka Gas Co. Ltd. (Gas Utilities) ...... 21
300
Otsuka Corp. (IT Services) ........... 12
1,200
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 45
1,000 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 24
6,600 Panasonic Holdings Corp. (Household
Durables) ................... 65
5,500
Rakuten Group, Inc. (Broadline Retail)(b) 24
4,300 Recruit Holdings Co. Ltd. (Professional
Services) .................... 182
4,300 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(a)(b) . 78
6,500
Resona Holdings, Inc. (Banks) ........ 33
1,600 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 12
1,200 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 23
600
SBI Holdings, Inc. (Capital Markets) .... 13
300
SCSK Corp. (IT Services) ............ 6
700 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 50
800 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 12
1,000 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 14
2,000
Sekisui House Ltd. (Household Durables) 44
2,300 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 91
800 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 11
500
Sharp Corp. (Household Durables)(b) ... 4
800 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 22
200
Shimano, Inc. (Leisure Products) ....... 31
1,400 Shimizu Corp. (Construction &
Engineering) ................. 9
5,400
Shin-Etsu Chemical Co. Ltd. (Chemicals) 227
900
Shionogi & Co. Ltd. (Pharmaceuticals) .. 43
1,200
Shiseido Co. Ltd. (Personal Care Products) 36
1,000
Shizuoka Financial Group, Inc. (Banks) .. 8
100
SMC Corp. (Machinery) ............. 54
8,600 SoftBank Corp. (Wireless
Telecommunication Services) ..... 107
3,000 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 134
800
Sompo Holdings, Inc. (Insurance) ...... 39
3,700
Sony Group Corp. (Household Durables) . 352
200 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 7
2,000
Subaru Corp. (Automobiles) .......... 37
900 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 13

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,600
Sumitomo Chemical Co. Ltd. (Chemicals) $ 9
2,900 Sumitomo Corp. (Trading Companies &
Distributors) ................. 63
1,900 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 24
600 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 18
3,800 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 185
2,000 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 38
800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 24
300
Suntory Beverage & Food Ltd. (Beverages) 10
1,200
Suzuki Motor Corp. (Automobiles) ..... 51
500 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 28
1,200
T&D Holdings, Inc. (Insurance) ....... 19
500
Taisei Corp. (Construction & Engineering) 17
4,700 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 135
1,200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 57
2,000 Terumo Corp. (Health Care Equipment &
Supplies) .................... 66
1,200
The Chiba Bank Ltd. (Banks) ......... 9
2,300 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 31
800
TIS, Inc. (IT Services) .............. 18
500 Tobu Railway Co. Ltd. (Ground
Transportation) ............... 13
300
Toho Co. Ltd. (Entertainment) ......... 10
5,300
Tokio Marine Holdings, Inc. (Insurance) . 133
1,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 251
1,000
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 23
1,900
Tokyu Corp. (Ground Transportation) ... 23
600 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 17
3,400
Toray Industries, Inc. (Chemicals) ...... 18
600
Tosoh Corp. (Chemicals) ............ 8
300
TOTO Ltd. (Building Products) ........ 8
400
Toyota Industries Corp. (Machinery) .... 33
31,400
Toyota Motor Corp. (Automobiles) ..... 578
700 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 41
400
Trend Micro, Inc. (Software) .......... 21
1,200
Unicharm Corp. (Household Products) ... 43
500
USS Co. Ltd. (Specialty Retail) ........ 10
700 West Japan Railway Co. (Ground
Transportation)(b) ............. 29
800
Yakult Honsha Co. Ltd. (Food Products) . 18
300
Yamaha Corp. (Leisure Products) ...... 7
2,400
Yamaha Motor Co. Ltd. (Automobiles) .. 21
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
800 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... $ 15
800
Yaskawa Electric Corp. (Machinery) .... 33
600 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 11
6,700 Z Holdings Corp. (Interactive Media &
Services) .................... 24
300 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 16
300
ZOZO, Inc. (Specialty Retail)(b) ....... 7
10,546
Luxembourg — 0.06%
1,581
ArcelorMittal SA (Metals & Mining) .... 46
422 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 27
1,520
Tenaris SA (Energy Equipment & Services) 26
99
Netherlands — 1.45%
1,484
ABN AMRO Bank N.V. (Banks) ....... 22
64
Adyen N.V. (Financial Services)(a)(b) ... 82
4,651
Aegon Ltd. (Insurance) .............. 27
504
Akzo Nobel N.V. (Chemicals) ......... 42
176
Argenx SE (Biotechnology)(a) ........ 67
145 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 75
1,199 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 903
524
ASR Nederland N.V. (Insurance) ....... 25
209 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 31
214
Euronext N.V. (Capital Markets) ....... 19
275
EXOR N.V. (Financial Services) ....... 27
1,545
Ferrovial SE (Construction & Engineering) 56
366
Heineken Holding N.V. (Beverages) .... 31
877
Heineken N.V. (Beverages) ........... 89
178 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 31
10,643
ING Groep N.V. (Banks) ............. 159
425
JDE Peet's N.V. (Food Products)(b) ..... 11
2,861 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 82
10,003 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 34
734
NN Group N.V. (Insurance) ........... 29
761 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 176
248
OCI N.V. (Chemicals)(b) ............ 7
4,344
Prosus N.V. (Broadline Retail)(b) ...... 129
697 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 30
276
Randstad N.V. (Professional Services) ... 17

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
6,592
Stellantis N.V. (Automobiles) ......... $ 154
2,441 Universal Music Group N.V.
(Entertainment) ............... 70
751
Wolters Kluwer N.V. (Professional Services) 107
2,532
New Zealand — 0.07%
4,769 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 27
1,455 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 22
1,764
Mercury NZ Ltd. (Electric Utilities) ..... 7
2,860 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 10
5,100 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 17
443
Xero Ltd. (Software)(a) ............. 33
116
Norway — 0.18%
741 Adevinta ASA (Interactive Media &
Services)(a) .................. 8
1,069 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 31
2,744
DNB Bank ASA (Banks) ............ 58
2,721 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 86
485
Gjensidige Forsikring ASA (Insurance) .. 9
217 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 10
1,453
Mowi ASA (Food Products)(b) ........ 26
3,388
Norsk Hydro ASA (Metals & Mining) ... 23
1,866
Orkla ASA (Food Products) .......... 14
241
Salmar ASA (Food Products) ......... 14
1,828 Telenor ASA (Diversified
Telecommunication Services) ..... 21
438
Yara International ASA (Chemicals) .... 16
316
Portugal — 0.05%
9,123 EDP - Energias de Portugal SA (Electric
Utilities) .................... 46
1,681 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 25
752 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 19
90
Singapore — 0.35%
11,741 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 27
12,356 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 19
6,700 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 16
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
1,000 City Developments Ltd. (Real Estate
Management & Development) ..... $ 5
5,461
DBS Group Holdings Ltd. (Banks) ..... 137
15,700 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 12
5,748 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 19
300 Jardine Cycle & Carriage Ltd. (Industrial
Conglomerates) ............... 7
4,100 Keppel Corp. Ltd. (Industrial
Conglomerates) ............... 22
6,014
Mapletree Logistics Trust (Industrial REITs) 8
5,600 Mapletree Pan Asia Commercial Trust
(Retail REITs) ................ 7
10,390 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 102
136,048
Seatrium Ltd. (Machinery)(a) ......... 12
2,700
Sembcorp Industries Ltd. (Multi-Utilities) 11
4,400 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 22
3,300
Singapore Exchange Ltd. (Capital Markets) 25
4,100 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 12
25,100 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 47
3,800
United Overseas Bank Ltd. (Banks) ..... 82
1,000 UOL Group Ltd. (Real Estate Management
& Development) .............. 5
5,000
Wilmar International Ltd. (Food Products) 14
611
Spain — 0.72%
54
Acciona SA (Electric Utilities) ........ 8
680 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 30
231 Aena SME SA (Transportation
Infrastructure) ................ 42
1,338 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 96
17,574 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 160
48,087
Banco Santander SA (Banks)(b) ....... 201
12,123
CaixaBank SA (Banks) .............. 50
1,686 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 66
262 Corp. ACCIONA Energias Renovables SA
(Independent Power and Renewable
Electricity Producers) ........... 8
976 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 20
812
Enagas SA (Gas Utilities)(b) .......... 14
802
Endesa SA (Electric Utilities) ......... 16
1,194
Grifols SA (Biotechnology)(a) ......... 20
18,129
Iberdrola SA (Electric Utilities) ........ 237

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
3,229 Industria de Diseno Textil SA (Specialty
Retail) ...................... $ 141
262
Naturgy Energy Group SA (Gas Utilities) . 8
1,081
Redeia Corp. SA (Electric Utilities) ..... 18
3,991
Repsol SA (Oil, Gas & Consumable Fuels) 59
15,668 Telefonica SA (Diversified
Telecommunication Services) ..... 61
1,255
Sweden — 0.89%
779
Alfa Laval AB (Machinery) .......... 31
3,086 Assa Abloy AB, Class - B (Building
Products) .................... 89
7,773
Atlas Copco AB, Class - A (Machinery) .. 135
4,700
Atlas Copco AB, Class - B (Machinery) .. 70
1,237 Beijer Ref AB (Trading Companies &
Distributors) ................. 17
764
Boliden AB (Metals & Mining) ........ 24
2,092
Epiroc AB, Class - A (Machinery) ...... 42
1,066
Epiroc AB, Class - B (Machinery) ...... 19
1,104
EQT AB (Capital Markets) ........... 31
1,896
Essity AB, Class - B (Household Products) 47
546 Evolution AB (Hotels, Restaurants &
Leisure) .................... 65
1,608 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 11
767 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 17
2,002 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 35
6,182 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 74
172 Holmen AB, B shares (Paper & Forest
Products) .................... 7
854
Husqvarna AB, B shares (Machinery) ... 7
282 Industrivarden AB, Class - A (Financial
Services)(b) .................. 9
451 Industrivarden AB, Class - C (Financial
Services) .................... 15
910
Indutrade AB (Machinery) ........... 24
321 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 8
5,230
Investor AB, Class - B (Financial Services) 122
169 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 9
580 Lifco AB, Class - B (Industrial
Conglomerates) ............... 14
4,601 Nibe Industrier AB, Class - B (Building
Products) .................... 32
253
Saab AB, Class - B (Aerospace & Defense) 15
678 Sagax AB, Class - B (Real Estate
Management & Development) ..... 19
3,271
Sandvik AB (Machinery) ............ 71
1,789 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 17
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
4,874 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... $ 67
933 Skanska AB, Class - B (Construction &
Engineering) ................. 17
888
SKF AB, B shares (Machinery) ........ 18
2,064 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 31
4,521 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 49
2,539
Swedbank AB, Class - A (Banks) ....... 51
724 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 19
1,442 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 12
9,054 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 57
6,801 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 17
648
Volvo AB, Class - A (Machinery) ....... 17
4,503
Volvo AB, Class - B (Machinery) ...... 117
1,383 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 4
1,552
Switzerland — 3.16%
4,722 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 209
513 Adecco Group AG (Professional Services)
(b) ........................ 25
1,469 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 115
214 Avolta AG, Registered Shares (Specialty
Retail)(a)(b) ................. 8
75 Bachem Holding AG (Life Sciences Tools &
Services) .................... 6
117 Baloise Holding AG, Registered Shares
(Insurance) .................. 18
109 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 14
13 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 22
77
BKW AG (Electric Utilities) .......... 14
6 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 72
1,223
Chubb Ltd. (Insurance) .............. 275
1,538 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 212
541
Clariant AG, Registered Shares (Chemicals) 8
683
Coca-Cola HBC AG (Beverages) ....... 20
596
DSM-Firmenich AG (Chemicals) ...... 61
23
EMS-Chemie Holding AG (Chemicals) .. 19
475
Garmin Ltd. (Household Durables) ..... 61
107 Geberit AG, Registered Shares (Building
Products) .................... 69
28 Givaudan SA, Registered Shares
(Chemicals) .................. 116

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
31,673
Glencore PLC (Metals & Mining)(b) .... $ 191
86 Helvetia Holding AG, Registered Shares
(Insurance) .................. 12
1,549
Holcim AG (Construction Materials)(b) .. 122
652
Julius Baer Group Ltd. (Capital Markets) . 37
163 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 56
491 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 47
218 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 92
7,957 Nestle SA, Registered Shares (Food
Products) .................... 922
6,078 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 613
67 Partners Group Holding AG (Capital
Markets) .................... 97
96
Roche Holding AG (Pharmaceuticals) ... 30
2,091
Roche Holding AG (Pharmaceuticals) ... 607
1,222
Sandoz Group AG (Pharmaceuticals)(a) .. 39
142
Schindler Holding AG (Machinery) ..... 36
50 Schindler Holding AG, Registered Shares
(Machinery) ................. 12
461 SGS SA, Registered Shares (Professional
Services)(b) .................. 40
945
SIG Group AG (Containers & Packaging)(b) 22
460
Sika AG, Registered Shares (Chemicals)(b) 150
153 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 50
2,093 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 105
338 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 55
94
Swiss Life Holding AG (Insurance) ..... 65
190 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 20
889
Swiss Re AG (Insurance) ............ 100
79 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 48
164
Temenos AG, Registered Shares (Software) 15
98 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 27
108 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 6
9,797
UBS Group AG (Capital Markets) ...... 303
80
VAT Group AG (Machinery) .......... 40
443
Zurich Insurance Group AG (Insurance) .. 231
5,534
Shares Security Description
Value
(000)
Common Stocks (continued)
United Arab Emirates — 0.00%
339 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ $ —
United Kingdom — 3.77%
2,840
3i Group PLC (Capital Markets) ....... 88
5,849
abrdn PLC (Capital Markets) ......... 13
776
Admiral Group PLC (Insurance) ....... 27
978
Amcor PLC (Containers & Packaging) ... 9
3,739
Amcor PLC (Containers & Packaging) ... 36
3,854
Anglo American PLC (Metals & Mining) . 97
1,287 Ashtead Group PLC (Trading Companies &
Distributors) ................. 90
1,040 Associated British Foods PLC (Food
Products) .................... 31
4,604
AstraZeneca PLC (Pharmaceuticals)(b) .. 622
2,623 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 24
8,845
Aviva PLC (Insurance) .............. 49
8,941
BAE Systems PLC (Aerospace & Defense) 127
46,181
Barclays PLC (Banks)(b) ............ 91
2,421 Barratt Developments PLC (Household
Durables)(b) ................. 17
399 Berkeley Group Holdings PLC (Household
Durables) ................... 24
50,669
BP PLC (Oil, Gas & Consumable Fuels) . 301
21,107 BT Group PLC (Diversified
Telecommunication Services) ..... 33
987 Bunzl PLC (Trading Companies &
Distributors) ................. 40
1,017 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 18
17,106
Centrica PLC (Multi-Utilities)(b) ....... 31
2,858
CNH Industrial N.V. (Machinery) ...... 35
623 Coca-Cola Europacific Partners PLC
(Beverages) .................. 42
5,133 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 140
433
Croda International PLC (Chemicals)(b) . 28
6,678
Diageo PLC (Beverages) ............ 243
466
Endeavour Mining PLC (Metals & Mining) 10
1,947 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 25
113 Ferguson PLC (Trading Companies &
Distributors) ................. 22
486 Ferguson PLC (Trading Companies &
Distributors) ................. 93
12,285
GSK PLC (Pharmaceuticals) .......... 227
18,431
Haleon PLC (Personal Care Products)(b) . 76
1,158 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 34
823 Hargreaves Lansdown PLC (Capital
Markets) .................... 8
509 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 12
58,338
HSBC Holdings PLC (Banks) ......... 472

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
3,731
Informa PLC (Media) ............... $ 37
503 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 45
498
Intertek Group PLC (Professional Services) 27
5,247 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 20
6,250
JD Sports Fashion PLC (Specialty Retail) 13
5,956
Kingfisher PLC (Specialty Retail) ...... 18
1,659 Land Securities Group PLC (Diversified
REITs) ..................... 15
18,863
Legal & General Group PLC (Insurance) . 60
195,960
Lloyds Banking Group PLC (Banks) .... 119
1,249 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 148
6,041
M&G PLC (Financial Services) ........ 17
4,007 Melrose Industries PLC (Aerospace &
Defense) .................... 29
1,214
Mondi PLC (Paper & Forest Products) ... 24
10,823
National Grid PLC (Multi-Utilities) ..... 146
16,954
NatWest Group PLC (Banks)(b) ....... 47
383
Next PLC (Broadline Retail) .......... 40
1,748 Ocado Group PLC (Consumer Staples
Distribution & Retail)(a)(b) ...... 17
1,722 Pearson PLC (Diversified Consumer
Services) .................... 21
488
Pentair PLC (Machinery) ............ 35
795
Persimmon PLC (Household Durables) .. 14
2,089
Phoenix Group Holdings PLC (Insurance) 14
2,107 Reckitt Benckiser Group PLC (Household
Products) .................... 146
5,559
RELX PLC (Professional Services) ..... 220
7,480 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 42
3,347
Rio Tinto PLC (Metals & Mining) ...... 249
25,101 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 96
1,911
Schroders PLC (Capital Markets) ...... 10
3,908
Segro PLC (Industrial REITs) ......... 44
838
Severn Trent PLC (Water Utilities)(b) ... 28
19,637
Shell PLC (Oil, Gas & Consumable Fuels) 645
2,631 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 36
939 Smiths Group PLC (Industrial
Conglomerates) ............... 21
227
Spirax-Sarco Engineering PLC (Machinery) 30
3,275
SSE PLC (Electric Utilities) .......... 77
1,736
St. James's Place PLC (Capital Markets) . 15
7,078
Standard Chartered PLC (Banks) ....... 60
7,703 Taylor Wimpey PLC (Household Durables)
(b) ........................ 14
22,102 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 82
3,118
The Sage Group PLC (Software) ....... 47
7,377
Unilever PLC (Personal Care Products) .. 357
2,236
United Utilities Group PLC (Water Utilities) 30
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
69,908 Vodafone Group PLC (Wireless
Telecommunication Services) ..... $ 61
669 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 31
310
Willis Towers Watson PLC (Insurance) .. 75
1,866
Wise PLC, Class - A (Financial Services)(a) 21
3,407
WPP PLC (Media) ................. 33
6,611
United States — 67.83%
1,634
3M Co. (Industrial Conglomerates) ..... 179
352
A.O. Smith Corp. (Building Products) ... 29
5,175 Abbott Laboratories (Health Care
Equipment & Supplies) ......... 570
5,254
AbbVie, Inc. (Biotechnology) ......... 814
1,356
Adobe, Inc. (Software)(a) ............ 809
4,804 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 708
400
AECOM (Construction & Engineering) .. 37
1,696
Aflac, Inc. (Insurance) .............. 140
864 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 120
664
Air Products & Chemicals, Inc. (Chemicals) 182
1,266 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 172
463
Akamai Technologies, Inc. (IT Services)(a) 55
346
Albemarle Corp. (Chemicals) ......... 50
945 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 22
505 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 64
214 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 59
800
Alliant Energy Corp. (Electric Utilities) .. 41
662
Ally Financial, Inc. (Consumer Finance) . 23
364 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 70
17,620 Alphabet, Inc., Class - A (Interactive Media
& Services)(a) ................ 2,460
15,585 Alphabet, Inc., Class - C (Interactive Media
& Services)(a) ................ 2,195
27,646
Amazon.com, Inc. (Broadline Retail)(a) .. 4,200
783
Ameren Corp. (Multi-Utilities) ........ 57
1,510 American Electric Power Co., Inc. (Electric
Utilities) .................... 123
1,842
American Express Co. (Consumer Finance) 345
987 American Homes 4 Rent, Class - A
(Residential REITs) ............ 35
2,157 American International Group, Inc.
(Insurance) .................. 146
1,388
American Tower Corp. (Specialized REITs) 300
581 American Water Works Co., Inc. (Water
Utilities) .................... 77
310
Ameriprise Financial, Inc. (Capital Markets) 118

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
522 AmerisourceBergen Corp. (Health Care
Providers & Services) ........... $ 107
662
AMETEK, Inc. (Electrical Equipment) ... 109
1,599
Amgen, Inc. (Biotechnology) ......... 461
1,774 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 176
1,481 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 294
1,546 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 30
256
ANSYS, Inc. (Software)(a) ........... 93
608
Aon PLC, Class - A (Insurance) ........ 177
935
APA Corp. (Oil, Gas & Consumable Fuels) 34
1,171 Apollo Global Management, Inc. (Financial
Services) .................... 109
46,556 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 8,962
2,507 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 406
1,604 Archer-Daniels-Midland Co. (Food
Products) .................... 116
464 Ares Management Corp., Class - A (Capital
Markets) .................... 55
793 Arista Networks, Inc. (Communications
Equipment)(a) ................ 187
638
Arthur J. Gallagher & Co. (Insurance) ... 143
95
Aspen Technology, Inc. (Software)(a) ... 21
147
Assurant, Inc. (Insurance) ............ 25
21,426 AT&T, Inc. (Diversified Telecommunication
Services) .................... 360
452
Atlassian Corp., Class - A (Software)(a) .. 108
424
Atmos Energy Corp. (Gas Utilities) ..... 49
635
Autodesk, Inc. (Software)(a) .......... 155
1,237 Automatic Data Processing, Inc.
(Professional Services) .......... 288
54
AutoZone, Inc. (Specialty Retail)(a) ..... 140
415 AvalonBay Communities, Inc. (Residential
REITs) ..................... 78
2,035 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 46
257 Avery Dennison Corp. (Containers &
Packaging) .................. 52
204 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 53
2,953 Baker Hughes Co. (Energy Equipment &
Services) .................... 101
944
Ball Corp. (Containers & Packaging) .... 54
21,269
Bank of America Corp. (Banks) ........ 716
680
Bath & Body Works, Inc. (Specialty Retail) 29
1,504 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 58
871 Becton Dickinson & Co. (Health Care
Equipment & Supplies) ......... 212
684
Bentley Systems, Inc., Class - B (Software) 36
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
3,907 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... $ 1,393
598
Best Buy Co., Inc. (Specialty Retail) .... 47
289
BILL Holdings, Inc. (Software)(a) ...... 24
445
Biogen, Inc. (Biotechnology)(a) ....... 115
552 BioMarin Pharmaceutical, Inc.
(Biotechnology)(a) ............. 53
68 Bio-Rad Laboratories, Inc., Class - A (Life
Sciences Tools & Services)(a) ..... 22
466 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 36
448
BlackRock, Inc. (Capital Markets) ...... 364
2,127
Blackstone, Inc. (Capital Markets) ...... 278
1,662
Block, Inc. (Financial Services)(a) ...... 129
106 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure)(a) ................. 376
389 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 50
755
BorgWarner, Inc. (Automobile Components) 27
473
Boston Properties, Inc. (Office REITs) ... 33
4,322 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 250
6,271
Bristol-Myers Squibb Co. (Pharmaceuticals) 322
1,325 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 1,478
346 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 71
300 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers)(b) ......... 9
703
Brown & Brown, Inc. (Insurance) ...... 50
900
Brown-Forman Corp., Class - B (Beverages) 51
404 Builders FirstSource, Inc. (Building
Products)(a) .................. 67
445
Bunge Global SA (Food Products) ...... 45
197
Burlington Stores, Inc. (Specialty Retail)(a) 38
349 C.H. Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 30
823
Cadence Design Systems, Inc. (Software)(a) 224
668 Caesars Entertainment, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 31
353
Camden Property Trust (Residential REITs) 35
579
Campbell Soup Co. (Food Products) .... 25
1,123 Capital One Financial Corp. (Consumer
Finance) .................... 147
692 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 70
154
Carlisle Cos., Inc. (Building Products) ... 48
472
CarMax, Inc. (Specialty Retail)(a) ...... 36
2,449
Carrier Global Corp. (Building Products) . 141
555
Catalent, Inc. (Pharmaceuticals)(a) ..... 25
1,530
Caterpillar, Inc. (Machinery) .......... 452
315
Cboe Global Markets, Inc. (Capital Markets) 56
931 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 87

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
388 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... $ 88
280
Celanese Corp. (Chemicals) .......... 44
446
Celsius Holdings, Inc. (Beverages)(a) ... 24
1,632 Centene Corp. (Health Care Providers &
Services)(a) .................. 121
1,903
CenterPoint Energy, Inc. (Multi-Utilities) . 54
449 Ceridian HCM Holding, Inc. (Professional
Services)(a) .................. 30
584
CF Industries Holdings, Inc. (Chemicals) . 46
156 Charles River Laboratories International,
Inc. (Life Sciences Tools & Services)
(a) ........................ 37
288 Charter Communications, Inc., Class - A
(Media)(a) ................... 112
708 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 121
341 Chesapeake Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 26
5,407 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 807
83 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 190
803 Church & Dwight Co., Inc. (Household
Products) .................... 76
464
Cincinnati Financial Corp. (Insurance) ... 48
277 Cintas Corp. (Commercial Services &
Supplies) .................... 167
12,086 Cisco Systems, Inc. (Communications
Equipment) .................. 611
5,722
Citigroup, Inc. (Banks) .............. 294
1,484
Citizens Financial Group, Inc. (Banks) ... 49
1,462
Cleveland-Cliffs, Inc. (Metals & Mining)(a) 30
859
Cloudflare, Inc., Class - A (IT Services)(a) 72
1,082
CME Group, Inc. (Capital Markets) ..... 228
886
CMS Energy Corp. (Multi-Utilities) ..... 51
1,492 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 113
487 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 85
2,393 Colgate-Palmolive Co. (Household
Products) .................... 191
12,302
Comcast Corp., Class - A (Media) ...... 539
1,427
Conagra Brands, Inc. (Food Products) ... 41
546
Confluent, Inc., Class - A (Software)(a) .. 13
3,573 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 415
1,065
Consolidated Edison, Inc. (Multi-Utilities) 97
483 Constellation Brands, Inc., Class - A
(Beverages) .................. 117
965 Constellation Energy Corp. (Electric
Utilities) .................... 113
2,502 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 123
2,365 Corning, Inc. (Electronic Equipment,
Instruments & Components) ...... 72
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,104
Corteva, Inc. (Chemicals) ............ $ 101
1,194 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 104
1,323 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... 873
2,250 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 57
675 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 172
1,282
Crown Castle, Inc. (Specialized REITs) .. 148
370 Crown Holdings, Inc. (Containers &
Packaging) .................. 34
5,986
CSX Corp. (Ground Transportation) .... 208
411
Cummins, Inc. (Machinery) .......... 98
3,773 CVS Health Corp. (Health Care Providers &
Services) .................... 298
907
D.R. Horton, Inc. (Household Durables) .. 138
2,114 Danaher Corp. (Life Sciences Tools &
Services) .................... 489
363 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 60
481
Darling Ingredients, Inc. (Food Products)(a) 24
772
Datadog, Inc., Class - A (Software)(a) ... 94
107 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 11
79 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 53
821
Deere & Co. (Machinery) ............ 328
755 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 58
418
Delta Air Lines, Inc. (Passenger Airlines) . 17
1,934 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 88
1,169 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 145
508 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 79
185 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 27
917 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 123
754 Discover Financial Services (Consumer
Finance) .................... 85
612
DocuSign, Inc. (Software)(a) .......... 36
643 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 87
623 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 88
2,472
Dominion Energy, Inc. (Multi-Utilities) .. 116
104 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 43
759 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 75
411
Dover Corp. (Machinery) ............ 63
2,107
Dow, Inc. (Chemicals) .............. 116

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,255 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. $ 44
766
Dropbox, Inc., Class - A (Software)(a) ... 23
617
DTE Energy Co. (Multi-Utilities) ...... 68
2,254
Duke Energy Corp. (Electric Utilities) ... 219
1,356
DuPont de Nemours, Inc. (Chemicals) ... 104
772
Dynatrace, Inc. (Software)(a) ......... 42
394
Eastman Chemical Co. (Chemicals) ..... 35
1,194
Eaton Corp. PLC (Electrical Equipment) . 288
1,596
eBay, Inc. (Broadline Retail) .......... 70
751
Ecolab, Inc. (Chemicals) ............. 149
1,122
Edison International (Electric Utilities) .. 80
1,771 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 135
779
Electronic Arts, Inc. (Entertainment) .... 107
703 Elevance Health, Inc. (Health Care
Providers & Services) ........... 332
2,396
Eli Lilly & Co. (Pharmaceuticals) ...... 1,397
1,714
Emerson Electric Co. (Electrical Equipment) 167
403 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 53
440 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 53
638
Entergy Corp. (Electric Utilities) ....... 65
1,715 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 207
171
EPAM Systems, Inc. (IT Services)(a) .... 51
1,165
EQT Corp. (Oil, Gas & Consumable Fuels) 45
359
Equifax, Inc. (Professional Services) .... 89
280
Equinix, Inc. (Specialized REITs) ...... 226
940 Equitable Holdings, Inc. (Financial
Services) .................... 31
554 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 39
1,075
Equity Residential (Residential REITs) .. 66
812
Essential Utilities, Inc. (Water Utilities) .. 30
167 Essex Property Trust, Inc. (Residential
REITs) ..................... 41
385
Etsy, Inc. (Broadline Retail)(a) ........ 31
721
Evergy, Inc. (Electric Utilities) ........ 38
1,042
Eversource Energy (Electric Utilities) ... 64
524
Exact Sciences Corp. (Biotechnology)(a) . 39
2,947
Exelon Corp. (Electric Utilities) ....... 106
454 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 58
624 Extra Space Storage, Inc. (Specialized
REITs) ..................... 100
11,931 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,193
153
F5, Inc. (Communications Equipment)(a) . 27
111 FactSet Research Systems, Inc. (Capital
Markets) .................... 53
74
Fair Isaac Corp. (Software)(a) ......... 86
1,641 Fastenal Co. (Trading Companies &
Distributors) ................. 106
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
715
FedEx Corp. (Air Freight & Logistics) ... $ 181
676
Fidelity National Financial, Inc. (Insurance) 34
1,759 Fidelity National Information Services, Inc.
(Financial Services) ............ 106
2,086
Fifth Third Bancorp (Banks) .......... 72
32 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 45
297 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 51
1,607
FirstEnergy Corp. (Electric Utilities) .... 59
1,818
Fiserv, Inc. (Financial Services)(a) ...... 242
208 FleetCor Technologies, Inc. (Financial
Services)(a) .................. 59
331
FMC Corp. (Chemicals) ............. 21
11,919
Ford Motor Co. (Automobiles) ........ 145
1,939
Fortinet, Inc. (Software)(a) ........... 113
1,031
Fortive Corp. (Machinery) ........... 76
336 Fortune Brands Innovations, Inc. (Building
Products) .................... 26
1,024
Fox Corp., Class - A (Media) .......... 30
244
Fox Corp., Class - B (Media) ......... 7
748
Franklin Resources, Inc. (Capital Markets) 22
4,226
Freeport-McMoRan, Inc. (Metals & Mining) 180
233
Gartner, Inc. (IT Services)(a) .......... 105
1,196 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 92
1,748
Gen Digital, Inc. (Software) .......... 40
685 General Dynamics Corp. (Aerospace &
Defense) .................... 178
3,242 General Electric Co. (Industrial
Conglomerates) ............... 414
1,713
General Mills, Inc. (Food Products) ..... 112
4,105
General Motors Co. (Automobiles) ..... 147
414
Genuine Parts Co. (Distributors) ....... 57
3,744
Gilead Sciences, Inc. (Biotechnology) ... 303
778
Global Payments, Inc. (Financial Services) 99
391
GoDaddy, Inc., Class - A (IT Services)(a) . 42
486
Graco, Inc. (Machinery) ............. 42
2,649 Halliburton Co. (Energy Equipment &
Services) .................... 96
403
Hasbro, Inc. (Leisure Products) ........ 21
606 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 164
1,845 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 37
133
HEICO Corp. (Aerospace & Defense) ... 24
225 HEICO Corp., Class - A (Aerospace &
Defense) .................... 32
391 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 30
809
Hess Corp. (Oil, Gas & Consumable Fuels) 117
3,805 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 65
472 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 26

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
789 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... $ 144
727 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 52
1,970 Honeywell International, Inc. (Industrial
Conglomerates) ............... 413
911
Hormel Foods Corp. (Food Products) .... 29
2,156 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 42
1,180 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 64
2,600 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 78
155
Hubbell, Inc. (Electrical Equipment) .... 51
139
HubSpot, Inc. (Software)(a) .......... 81
370 Humana, Inc. (Health Care Providers &
Services) .................... 169
4,354
Huntington Bancshares, Inc. (Banks) .... 55
122 Huntington Ingalls Industries, Inc.
(Aerospace & Defense) ......... 32
114 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 15
222
IDEX Corp. (Machinery) ............ 48
245 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 136
907
Illinois Tool Works, Inc. (Machinery) .... 238
465 Illumina, Inc. (Life Sciences Tools &
Services)(a) .................. 65
560
Incyte Corp. (Biotechnology)(a) ....... 35
1,189
Ingersoll Rand, Inc. (Machinery) ....... 92
205 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 44
12,476 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 627
1,703 Intercontinental Exchange, Inc. (Capital
Markets) .................... 219
2,715 International Business Machines Corp. (IT
Services) .................... 444
759 International Flavors & Fragrances, Inc.
(Chemicals) .................. 61
1,039 International Paper Co. (Containers &
Packaging) .................. 38
836
Intuit, Inc. (Software) ............... 523
1,049 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 354
1,844
Invitation Homes, Inc. (Residential REITs) 63
545 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 126
858
Iron Mountain, Inc. (Specialized REITs) . 60
393 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 50
221 Jack Henry & Associates, Inc. (Financial
Services) .................... 36
374 Jacobs Solutions, Inc. (Professional
Services) .................... 49
43 Jazz Pharmaceuticals PLC
(Pharmaceuticals)(a) ........... 5
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
152 Jazz Pharmaceuticals PLC
(Pharmaceuticals)(a) ........... $ 19
246 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 49
7,141
Johnson & Johnson (Pharmaceuticals) ... 1,119
2,015 Johnson Controls International PLC
(Building Products) ............ 116
8,622
JPMorgan Chase & Co. (Banks) ....... 1,466
967 Juniper Networks, Inc. (Communications
Equipment) .................. 29
802
Kellogg Co. (Food Products) .......... 45
5,096
Kenvue, Inc. (Personal Care Products) ... 110
3,098
Keurig Dr. Pepper, Inc. (Beverages) ..... 103
2,950
KeyCorp (Banks) .................. 42
537 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 85
1,019
Kimberly-Clark Corp. (Household Products) 124
2,069
Kimco Realty Corp. (Retail REITs) ..... 44
5,984 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 106
1,700
KKR & Co., Inc. (Capital Markets) ..... 141
412 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 239
490 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 28
561 L3Harris Technologies, Inc. (Aerospace &
Defense) .................... 118
264 Laboratory Corp. of America Holdings
(Health Care Providers & Services) . 60
394 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 309
429 Lamb Weston Holdings, Inc. (Food
Products) .................... 46
1,115 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 55
403 Lattice Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment)(a) ................ 28
199
Lear Corp. (Automobile Components) ... 28
388 Leidos Holdings, Inc. (Professional
Services) .................... 42
746 Lennar Corp., Class - A (Household
Durables) ................... 111
100 Lennox International, Inc. (Building
Products) .................... 45
1,449
Linde PLC (Chemicals) ............. 595
487 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 46
802
LKQ Corp. (Distributors) ............ 38
667 Lockheed Martin Corp. (Aerospace &
Defense) .................... 302
591
Loews Corp. (Insurance) ............. 41
1,718
Lowe's Cos., Inc. (Specialty Retail) ..... 382
233 LPL Financial Holdings, Inc. (Capital
Markets) .................... 53

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,807
Lucid Group, Inc. (Automobiles)(a) ..... $ 12
779 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 74
503
M&T Bank Corp. (Banks) ............ 69
188
Manhattan Associates, Inc. (Software)(a) . 40
1,882 Marathon Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 45
1,181 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 175
116 MarketAxess Holdings, Inc. (Capital
Markets) .................... 34
750 Marriott International, Inc./MD, Class - A
(Hotels, Restaurants & Leisure) .... 169
1,474
Marsh & McLennan Cos., Inc. (Insurance) 279
180 Martin Marietta Materials, Inc.
(Construction Materials) ......... 90
2,629 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 159
742
Masco Corp. (Building Products) ....... 50
2,501 Mastercard, Inc., Class - A (Financial
Services) .................... 1,067
844 Match Group, Inc. (Interactive Media &
Services)(a) .................. 31
741 McCormick & Co., Inc./MD (Food
Products) .................... 51
2,151 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 638
408 McKesson Corp. (Health Care Providers &
Services) .................... 189
7,546
Merck & Co., Inc. (Pharmaceuticals) .... 823
1,937
MetLife, Inc. (Insurance) ............ 128
64 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 78
916 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 41
1,594 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 144
3,294 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 281
21,020
Microsoft Corp. (Software) ........... 7,903
373 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 50
960
Moderna, Inc. (Biotechnology)(a) ...... 95
171 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 62
568 Molson Coors Beverage Co., Class - B
(Beverages) .................. 35
4,038 Mondelez International, Inc., Class - A
(Food Products) ............... 292
216
MongoDB, Inc. (IT Services)(a) ....... 88
131 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 83
2,355
Monster Beverage Corp. (Beverages)(a) .. 136
490
Moody's Corp. (Capital Markets) ....... 191
3,747
Morgan Stanley (Capital Markets) ...... 349
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
504 Motorola Solutions, Inc. (Communications
Equipment) .................. $ 158
1,014
Nasdaq, Inc. (Capital Markets) ........ 59
631 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 56
1,321
Netflix, Inc. (Entertainment)(a) ........ 643
289 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 38
3,429
Newmont Corp. (Metals & Mining) ..... 142
1,230
News Corp., Class - A (Media) ........ 30
6,103
NextEra Energy, Inc. (Electric Utilities) .. 371
3,672 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 399
1,317
NiSource, Inc. (Multi-Utilities) ........ 35
154
Nordson Corp. (Machinery) .......... 41
669 Norfolk Southern Corp. (Ground
Transportation) ............... 158
640
Northern Trust Corp. (Capital Markets) .. 54
431 Northrop Grumman Corp. (Aerospace &
Defense) .................... 202
739
Nucor Corp. (Metals & Mining) ....... 129
7,361 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 3,644
10
NVR, Inc. (Household Durables)(a) ..... 70
1,974 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 118
457
Okta, Inc. (IT Services)(a) ............ 41
288 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 117
598
Omnicom Group, Inc. (Media) ........ 52
1,275 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 107
1,731 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 122
4,889
Oracle Corp. (Software) ............. 515
180 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 171
1,202
Otis Worldwide Corp. (Machinery) ..... 108
730
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 32
250
Owens Corning (Building Products) .... 37
1,549
PACCAR, Inc. (Machinery) .......... 151
243 Packaging Corp. of America (Containers &
Packaging) .................. 40
925
Palo Alto Networks, Inc. (Software)(a) ... 273
1,520
Paramount Global, Class - B (Media) .... 22
374
Parker-Hannifin Corp. (Machinery) ..... 172
954
Paychex, Inc. (Professional Services) .... 114
162 Paycom Software, Inc. (Professional
Services) .................... 33
128 Paylocity Holding Corp. (Professional
Services)(a) .................. 21
3,128 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 192
4,097
PepsiCo, Inc. (Beverages) ............ 696
16,746
Pfizer, Inc. (Pharmaceuticals) ......... 482

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
6,020
PG&E Corp. (Electric Utilities) ........ $ 109
1,348
Phillips 66 (Oil, Gas & Consumable Fuels) 179
701 Pioneer Natural Resources Co. (Oil, Gas &
Consumable Fuels) ............. 158
117
Pool Corp. (Distributors) ............ 47
693
PPG Industries, Inc. (Chemicals) ....... 104
2,211
PPL Corp. (Electric Utilities) .......... 60
723
Principal Financial Group, Inc. (Insurance) 57
2,757
Prologis, Inc. (Industrial REITs) ....... 368
1,093
Prudential Financial, Inc. (Insurance) .... 113
337
PTC, Inc. (Software)(a) ............. 59
1,468 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 90
470
Public Storage (Specialized REITs) ..... 143
667
PulteGroup, Inc. (Household Durables) .. 69
304 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 34
3,328 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 481
420 Quanta Services, Inc. (Construction &
Engineering) ................. 91
329 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 45
609 Raymond James Financial, Inc. (Capital
Markets) .................... 68
2,196
Realty Income Corp. (Retail REITs) ..... 126
563
Regency Centers Corp. (Retail REITs) ... 38
319 Regeneron Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 280
2,806
Regions Financial Corp. (Banks) ....... 54
175 Reliance Steel & Aluminum Co. (Metals &
Mining) ..................... 49
158 Repligen Corp. (Life Sciences Tools &
Services)(a) .................. 28
671 Republic Services, Inc. (Commercial
Services & Supplies) ........... 111
430 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 74
374 Revvity, Inc. (Life Sciences Tools &
Services) .................... 41
1,908 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 45
298 Robert Half International, Inc. (Professional
Services) .................... 26
1,364 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 17
334 Rockwell Automation, Inc. (Electrical
Equipment) .................. 104
369
Roku, Inc. (Entertainment)(a) ......... 34
918 Rollins, Inc. (Commercial Services &
Supplies) .................... 40
324
Roper Technologies, Inc. (Software) .... 177
1,011
Ross Stores, Inc. (Specialty Retail) ..... 140
721 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 93
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,170 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. $ 33
384
RPM International, Inc. (Chemicals) .... 43
4,366
RTX Corp. (Aerospace & Defense) ..... 367
966
S&P Global, Inc. (Capital Markets) ..... 426
2,897
Salesforce, Inc. (Software)(a) ......... 762
322 SBA Communications Corp. (Specialized
REITs) ..................... 82
4,276 Schlumberger N.V. (Energy Equipment &
Services) .................... 223
620 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 53
1,923
Sempra Energy (Multi-Utilities) ....... 144
608
ServiceNow, Inc. (Software)(a) ........ 430
978
Simon Property Group, Inc. (Retail REITs) 140
2,495
Sirius XM Holdings, Inc. (Media) ...... 14
468 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 53
2,938 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 50
153
Snap-on, Inc. (Machinery) ........... 44
834
Snowflake, Inc., Class - A (IT Services)(a) 166
410
Southwest Airlines Co. (Passenger Airlines) 12
471
Splunk, Inc. (Software)(a) ............ 72
459
Stanley Black & Decker, Inc. (Machinery) 45
3,402 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 327
1,005
State Street Corp. (Capital Markets) ..... 78
482
Steel Dynamics, Inc. (Metals & Mining) . 57
293 STERIS PLC (Health Care Equipment &
Supplies) .................... 64
1,016 Stryker Corp. (Health Care Equipment &
Supplies) .................... 304
387
Sun Communities, Inc. (Residential REITs) 52
1,291
Synchrony Financial (Consumer Finance) 49
454
Synopsys, Inc. (Software)(a) .......... 234
1,505 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 110
671
T. Rowe Price Group, Inc. (Capital Markets) 72
499 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 80
647 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 56
1,406 Target Corp. (Consumer Staples Distribution
& Retail) .................... 200
919 TE Connectivity Ltd. (Electronic
Equipment, Instruments &
Components) ................. 129
142 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 63
143 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 36
456 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 49

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
8,515
Tesla, Inc. (Automobiles)(a) .......... $ 2,115
2,701 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 460
18 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 28
619
Textron, Inc. (Aerospace & Defense) .... 50
2,030 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 39
779
The Allstate Corp. (Insurance) ......... 109
2,393 The Bank of New York Mellon Corp.
(Capital Markets) .............. 125
1,699
The Boeing Co. (Aerospace & Defense)(a) 443
677
The Carlyle Group, Inc. (Capital Markets) 28
4,507 The Charles Schwab Corp. (Capital
Markets) .................... 310
889 The Cigna Group (Health Care Providers &
Services) .................... 266
362
The Clorox Co. (Household Products) ... 52
12,223
The Coca-Cola Co. (Beverages) ....... 720
146 The Cooper Cos., Inc. (Health Care
Equipment & Supplies) ......... 55
682 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 100
976 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 377
929 The Hartford Financial Services Group, Inc.
(Insurance) .................. 75
450
The Hershey Co. (Food Products) ...... 84
2,973
The Home Depot, Inc. (Specialty Retail) . 1,030
1,159
The Interpublic Group of Cos., Inc. (Media) 38
313
The J.M. Smucker Co. (Food Products) .. 40
2,602
The Kraft Heinz Co. (Food Products) .... 96
2,080 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 95
996
The Mosaic Co. (Chemicals) .......... 36
1,217 The PNC Financial Services Group, Inc.
(Banks) ..................... 188
7,020 The Procter & Gamble Co. (Household
Products) .................... 1,029
1,765
The Progressive Corp. (Insurance) ...... 281
742
The Sherwin-Williams Co. (Chemicals) .. 231
3,240
The Southern Co. (Electric Utilities) .... 227
3,381
The TJX Cos., Inc. (Specialty Retail) .... 317
309
The Toro Co. (Machinery) ............ 30
669
The Travelers Cos., Inc. (Insurance) ..... 127
5,435
The Walt Disney Co. (Entertainment) .... 491
3,573 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 124
1,143 Thermo Fisher Scientific, Inc. (Life Sciences
Tools & Services) .............. 607
1,567 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 251
927
Toast, Inc., Class - A (Financial Services)(a) 17
326
Tractor Supply Co. (Specialty Retail) .... 70
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
328 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... $ 30
164 TransDigm Group, Inc. (Aerospace &
Defense) .................... 166
576
TransUnion (Professional Services) ..... 40
756 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 40
4,079
Truist Financial Corp. (Banks) ......... 151
466
Twilio, Inc., Class - A (IT Services)(a) ... 35
126
Tyler Technologies, Inc. (Software)(a) ... 53
861
Tyson Foods, Inc., Class - A (Food Products) 46
4,519
U.S. Bancorp (Banks) ............... 196
5,438 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 335
1,007
UDR, Inc. (Residential REITs) ........ 39
303 U-Haul Holding Co. (Ground
Transportation) ............... 21
1,134
UiPath, Inc., Class - A (Software)(a) .... 28
148
Ulta Beauty, Inc. (Specialty Retail)(a) ... 73
1,816 Union Pacific Corp. (Ground
Transportation) ............... 446
2,155 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 339
203 United Rentals, Inc. (Trading Companies &
Distributors) ................. 116
135 United Therapeutics Corp. (Biotechnology)
(a) ........................ 30
2,763 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 1,454
700
Unity Software, Inc. (Software)(a) ...... 29
1,046 V.F. Corp. (Textiles, Apparel & Luxury
Goods) ..................... 20
100 Vail Resorts, Inc. (Hotels, Restaurants &
Leisure) .................... 21
1,077 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 140
451 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 87
1,208
Ventas, Inc. (Health Care REITs) ....... 60
711 Veralto Corp. (Commercial Services &
Supplies) .................... 58
281
VeriSign, Inc. (IT Services)(a) ......... 58
439 Verisk Analytics, Inc. (Professional
Services) .................... 105
12,503 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 471
760 Vertex Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 309
1,022 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 49
3,592
Viatris, Inc. (Pharmaceuticals) ......... 39
2,995
VICI Properties, Inc. (Specialized REITs) 95
4,791
Visa, Inc., Class - A (Financial Services) . 1,247
1,037 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 40

HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
385 Vulcan Materials Co. (Construction
Materials) ................... $ 87
639
W.R. Berkley Corp. (Insurance) ........ 45
136 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 113
2,219 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 58
4,418 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 696
6,856 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 78
1,208 Waste Management, Inc. (Commercial
Services & Supplies) ........... 216
175 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 58
96 Watsco, Inc. (Trading Companies &
Distributors) ................. 41
940
WEC Energy Group, Inc. (Multi-Utilities) 79
10,851
Wells Fargo & Co. (Banks) ........... 534
1,559
Welltower, Inc. (Health Care REITs) .... 141
217 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 76
954 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 50
536 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 68
121
Westlake Corp. (Chemicals) .......... 17
703
Westrock Co. (Containers & Packaging) .. 29
2,170
Weyerhaeuser Co. (Specialized REITs) .. 75
628
Workday, Inc., Class - A (Software)(a) ... 173
681
WP Carey, Inc. (Diversified REITs) ..... 44
328 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 30
1,615
Xcel Energy, Inc. (Electric Utilities) ..... 100
704
Xylem, Inc. (Machinery) ............. 81
821 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 107
151 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 41
384 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 22
613 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 75
1,387
Zoetis, Inc. (Pharmaceuticals) ......... 274
710 Zoom Video Communications, Inc., Class -
A (Software)(a) ............... 51
259
Zscaler, Inc. (Software)(a) ............ 57
118,737
Uruguay — 0.12%
136
MercadoLibre, Inc. (Broadline Retail)(a) . 214
Total Common Stocks .............. 174,538
Shares Security Description
Value
(000)
Warrant — 0.00%
Canada — 0.00%
60 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... $ —
Total Warrant ................... —
Investment Company — 0.07%
Money Market Funds — 0.07%
116,630 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.25%(d) .................... 117
Total Investment Company .......... 117
Total Investments (cost $122,375) —
99.78% ..................... 174,655
Other assets in excess of liabilities —
0.22% ...................... 378
Net Assets - 100.00% $ 175,033
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2023.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

See accompanying notes to financial statements.
HC CAPITAL TRUST
The ESG Growth Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
The ESG Growth Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
Common Stocks .......................................................................................................................................................... 99.71% — 99.71%
Warrant ........................................................................................................................................................................ 0.00% — 0.00%
Investment Companies ................................................................................................................................................. 0.05% 0.02% 0.07%
Other Assets (Liabilities) .............................................................................................................................................
0.15% 0.07% 0.22%
Total Net Assets ...................................................................................................................................................... 99.91% 0.09% 100.00%

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
66
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 99.82%
Australia — 2.07%
109
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 3
1,657
ANZ Group Holdings Ltd. (Banks) ..... 29
910
APA Group (Gas Utilities) ........... 5
361 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 10
125
ASX Ltd. (Capital Markets) .......... 5
630 Aurizon Holdings Ltd. (Ground
Transportation) ............... 2
2,864
BHP Group Ltd. (Metals & Mining) ..... 99
248
BlueScope Steel Ltd. (Metals & Mining) . 4
785 Brambles Ltd. (Commercial Services &
Supplies) .................... 7
274 CAR Group Ltd. (Interactive Media &
Services) .................... 6
35 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 7
780 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 9
949
Commonwealth Bank of Australia (Banks) 72
306
Computershare Ltd. (Professional Services) 5
551
Dexus (Office REITs) ............... 3
102 EBOS Group Ltd. (Health Care Providers &
Services) .................... 2
980 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 3
982
Fortescue Ltd. (Metals & Mining) ...... 19
976
Goodman Group (Industrial REITs) ..... 17
115 IDP Education Ltd. (Diversified Consumer
Services) .................... 2
356
IGO Ltd. (Metals & Mining) .......... 2
1,294
Insurance Australia Group Ltd. (Insurance) 5
209
Macquarie Group Ltd. (Capital Markets) . 26
1,579
Medibank Pvt. Ltd. (Insurance) ........ 4
96
Mineral Resources Ltd. (Metals & Mining) 5
2,016
Mirvac Group (Diversified REITs) ...... 3
1,788
National Australia Bank Ltd. (Banks) .... 37
709 Northern Star Resources Ltd. (Metals &
Mining) ..................... 7
194
Orica Ltd. (Chemicals) .............. 2
902
Origin Energy Ltd. (Electric Utilities) ... 5
1,631
Pilbara Minerals Ltd. (Metals & Mining) . 4
503
Qantas Airways Ltd. (Passenger Airlines)(a) 2
889
QBE Insurance Group Ltd. (Insurance) .. 9
29 REA Group Ltd. (Interactive Media &
Services) .................... 4
114 Reece Ltd. (Trading Companies &
Distributors) ................. 2
209
Rio Tinto Ltd. (Metals & Mining) ...... 19
1,699 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 9
3,327
Scentre Group (Retail REITs) ......... 7
244
SEEK Ltd. (Interactive Media & Services) 4
239 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... 5
2,634
South32 Ltd. (Metals & Mining) ....... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
1,290
Stockland (Diversified REITs) ......... $ 4
658
Suncorp Group Ltd. (Insurance) ....... 6
2,429 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 7
912
The GPT Group (Diversified REITs) .... 3
1,446 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 5
1,743 Transurban Group (Transportation
Infrastructure) ................ 16
413
Treasury Wine Estates Ltd. (Beverages) .. 3
2,104
Vicinity Ltd. (Retail REITs)(b) ........ 3
117 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 3
610
Wesfarmers Ltd. (Broadline Retail) ..... 24
1,998
Westpac Banking Corp. (Banks) ....... 31
84
WiseTech Global Ltd. (Software) ....... 4
1,080 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 23
685 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 17
625
Austria — 0.05%
183
Erste Group Bank AG (Banks)(b) ...... 7
74
OMV AG (Oil, Gas & Consumable Fuels) 3
39
Verbund AG (Electric Utilities) ........ 4
57
voestalpine AG (Metals & Mining) ..... 2
16
Belgium — 0.25%
91
Ageas SA/N.V. (Insurance) ........... 4
508 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 33
16
D'ieteren Group (Distributors) ......... 3
17
Elia Group SA/N.V. (Electric Utilities)(b) 2
51 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 4
149
KBC Group N.V. (Banks) ............ 10
9
Sofina SA (Financial Services) ........ 2
39
Syensqo SA (Chemicals)(a) ........... 4
67
UCB SA (Pharmaceuticals) ........... 6
108
Umicore SA (Chemicals)(b) .......... 3
108 Warehouses De Pauw CVA (Industrial
REITs) ..................... 3
74
Bermuda — 0.09%
209
Arch Capital Group Ltd. (Insurance)(a) .. 16
24
Everest Group Ltd. (Insurance) ........ 8
148 Liberty Global Ltd., Class - C (Diversified
Telecommunication Services)(a) ... 3
27

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada — 3.75%
276
Agnico Eagle Mines Ltd. (Metals & Mining) $ 15
100
Air Canada (Passenger Airlines)(a)(b) ... 1
343 Algonquin Power & Utilities Corp. (Multi-
Utilities) .................... 2
435 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 26
144
AltaGas Ltd. (Gas Utilities) ........... 3
353 ARC Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. 5
404
Bank of Montreal (Banks) ............ 40
997
Barrick Gold Corp. (Metals & Mining) .. 18
196 Brookfield Asset Management Ltd., Class -
A (Capital Markets) ............ 8
783
Brookfield Corp. (Capital Markets) ..... 31
22
BRP, Inc. (Leisure Products) .......... 2
240 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 10
46 Canadian Apartment Properties REIT
(Residential REITs)(b) .......... 2
515 Canadian Imperial Bank of Commerce
(Banks) ..................... 25
325 Canadian National Railway Co. (Ground
Transportation) ............... 41
623 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 41
515 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 41
31 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 3
110 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 3
81 CCL Industries, Inc., Class - B (Containers
& Packaging)(b) .............. 4
794 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 13
114
CGI, Inc. (IT Services)(a) ............ 12
13
Constellation Software, Inc. (Software) .. 32
162
Dollarama, Inc. (Broadline Retail) ...... 12
204 Element Fleet Management Corp.
(Commercial Services & Supplies)(b) 3
151
Emera, Inc. (Electric Utilities) ......... 6
85 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 2
1,209 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 44
12
Fairfax Financial Holdings Ltd. (Insurance) 11
346 First Quantum Minerals Ltd. (Metals &
Mining) ..................... 3
20 FirstService Corp. (Real Estate Management
& Development) .............. 3
277
Fortis, Inc. (Electric Utilities) ......... 11
107
Franco-Nevada Corp. (Metals & Mining) . 12
40 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 5
127 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 4
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
97 Gildan Activewear, Inc. (Textiles, Apparel &
Luxury Goods) ............... $ 3
157
Great-West Lifeco, Inc. (Insurance) ..... 5
206
Hydro One Ltd. (Electric Utilities)(b) .... 6
53
iA Financial Corp., Inc. (Insurance) ..... 4
50
IGM Financial, Inc. (Capital Markets) ... 1
120 Imperial Oil Ltd. (Oil, Gas & Consumable
Fuels) ...................... 7
100
Intact Financial Corp. (Insurance)(b) .... 15
339
Ivanhoe Mines Ltd. (Metals & Mining)(a) 3
121 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 3
776
Kinross Gold Corp. (Metals & Mining) .. 5
87 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 8
65 Lululemon Athletica, Inc. (Textiles, Apparel
& Luxury Goods)(a) ............ 33
340
Lundin Mining Corp. (Metals & Mining)(b) 3
150 Magna International, Inc. (Automobile
Components) ................. 9
1,024
Manulife Financial Corp. (Insurance) .... 23
163 MEG Energy Corp. (Oil, Gas & Consumable
Fuels)(a)(b) .................. 3
127 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 7
185
National Bank of Canada (Banks) ...... 14
158 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 3
283
Nutrien Ltd. (Chemicals) ............ 16
42
Onex Corp. (Capital Markets) ......... 3
151
Open Text Corp. (Software)(b) ........ 6
198 Pan American Silver Corp. (Metals &
Mining) ..................... 3
80 Parkland Corp. (Oil, Gas & Consumable
Fuels)(b) .................... 3
333 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 11
328
Power Corp. of Canada (Insurance) ..... 9
78 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 2
100 RB Global, Inc. (Commercial Services &
Supplies) .................... 7
169 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 13
72 RioCan Real Estate Investment Trust (Retail
REITs)(b) ................... 1
185 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 9
789
Royal Bank of Canada (Banks) ........ 81
141
Saputo, Inc. (Food Products)(b) ........ 3
685
Shopify, Inc., Class - A (IT Services)(a) .. 53
56
Stantec, Inc. (Construction & Engineering) 4
328
Sun Life Financial, Inc. (Insurance) ..... 17
742 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 24

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
567 TC Energy Corp. (Oil, Gas & Consumable
Fuels) ...................... $ 22
258 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 11
237 TELUS Corp. (Diversified
Telecommunication Services) ..... 4
43 TFI International, Inc. (Ground
Transportation) ............... 6
679
The Bank of Nova Scotia (Banks) ...... 33
42 The Descartes Systems Group, Inc.
(Software)(a) ................. 4
1,023
The Toronto-Dominion Bank (Banks) ... 67
90 Thomson Reuters Corp. (Professional
Services) .................... 13
140
TMX Group Ltd. (Capital Markets) ..... 3
47 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 4
177 Tourmaline Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 8
145 Waste Connections, Inc. (Commercial
Services & Supplies) ........... 22
37 West Fraser Timber Co. Ltd. (Paper &
Forest Products) ............... 3
271 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 13
73 WSP Global, Inc. (Construction &
Engineering) ................. 10
1,137
Cayman Islands — 0.01%
1,200 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 4
Chile — 0.02%
254
Antofagasta PLC (Metals & Mining) .... 5
Denmark — 0.34%
2 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 4
3 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 5
54
Carlsberg A/S, Class - B (Beverages) .... 7
55
Chr Hansen Holding A/S (Chemicals)(b) . 5
80 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 9
401
Danske Bank A/S (Banks) ............ 11
51 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 2
103
DSV A/S (Air Freight & Logistics) ..... 19
116
Novozymes A/S, B shares (Chemicals) .. 6
114
Orsted A/S (Electric Utilities)(b) ....... 6
50 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 7
5 ROCKWOOL A/S, Class - B (Building
Products) .................... 1
192
Tryg A/S (Insurance)(b) ............. 4
Shares Security Description
Value
(000)
Common Stocks (continued)
Denmark (continued)
560 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ $ 18
104
Finland — 0.32%
73 Elisa Oyj (Diversified Telecommunication
Services) .................... 3
234
Fortum Oyj (Electric Utilities) ......... 3
138 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 3
202
Kone Oyj, Class - B (Machinery) ....... 10
372
Metso Oyj (Machinery)(b) ........... 4
249
Neste Oyj (Oil, Gas & Consumable Fuels) 9
3,035
Nokia Oyj (Communications Equipment) . 10
1,868
Nordea Bank Abp (Banks) ........... 24
271
Sampo Oyj, A Shares (Insurance) ...... 12
299 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 4
314 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 12
235
Wartsila Oyj Abp (Machinery) ......... 3
97
France — 2.98%
84
Accor SA (Hotels, Restaurants & Leisure) 3
16 Aeroports de Paris (Transportation
Infrastructure) ................ 2
298
Air Liquide SA (Chemicals) .......... 58
181
Alstom SA (Machinery) ............. 2
30
Amundi SA (Capital Markets) ......... 2
31
Arkema SA (Chemicals) ............. 4
1,029
AXA SA (Insurance) ............... 33
22 BioMerieux (Health Care Equipment &
Supplies) .................... 2
591
BNP Paribas SA (Banks) ............. 41
481
Bollore SE (Entertainment) ........... 3
107
Bouygues SA (Construction & Engineering) 4
163 Bureau Veritas SA (Professional Services)
(b) ........................ 4
90
Capgemini SE (IT Services) .......... 19
320 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 6
257
Cie de Saint-Gobain (Building Products) . 19
366 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 13
27
Covivio SA (Office REITs) ........... 1
587
Credit Agricole SA (Banks) ........... 8
365
Danone SA (Food Products) .......... 24
379
Dassault Systemes SE (Software) ...... 19
133
Edenred (Financial Services) .......... 8
43
Eiffage SA (Construction & Engineering)(b) 5
1,038
Engie SA (Multi-Utilities) ............ 18
166 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 33

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
23
Eurazeo SE (Financial Services) ....... $ 2
23
Gecina SA (Office REITs)(b) .......... 3
218
Getlink SE (Transportation Infrastructure) 4
18 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 38
22
Ipsen SA (Pharmaceuticals) ........... 3
43 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 19
138
Klepierre SA (Retail REITs) .......... 4
59 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... 2
153
Legrand SA (Electrical Equipment) ..... 16
137
L'Oreal SA (Personal Care Products) .... 68
155 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 125
1,041 Orange SA (Diversified Telecommunication
Services)(b) .................. 12
118
Pernod Ricard SA (Beverages) ........ 21
136
Publicis Groupe SA (Media) .......... 13
17
Remy Cointreau SA (Beverages) ....... 2
99
Renault SA (Automobiles) ........... 4
309 Schneider Electric SE (Electrical
Equipment)(b) ................ 62
16
SEB SA (Household Durables) ........ 2
426
Societe Generale SA (Banks) ......... 11
54
Sodexo SA (Hotels, Restaurants & Leisure) 6
35
Teleperformance SE (Professional Services) 5
1,288 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 87
66 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 5
376
Veolia Environnement SA (Multi-Utilities) 12
299
Vinci SA (Construction & Engineering) .. 38
387
Vivendi SE (Media) ................ 4
148
Worldline SA (Financial Services)(a) .... 3
902
Germany — 2.09%
93 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 19
226
Allianz SE, Registered Shares (Insurance) 61
514
BASF SE (Chemicals) .............. 28
174 Bayerische Motoren Werke AG
(Automobiles) ................ 19
34 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 3
45
Bechtle AG (IT Services) ............ 2
81 Brenntag SE (Trading Companies &
Distributors) ................. 7
23 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 3
632
Commerzbank AG (Banks) ........... 8
57
Continental AG (Automobile Components) 5
107
Covestro AG (Chemicals)(a) .......... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
324
Daimler Truck Holding AG (Machinery) . $ 12
111 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. 3
1,061 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 14
108
Deutsche Boerse AG (Capital Markets) .. 22
304 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(a)(b) ........ 3
1,827 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 45
584
DHL Group (Air Freight & Logistics) ... 29
55 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 5
1,218
E.ON SE (Multi-Utilities) ............ 16
105
Evonik Industries AG (Chemicals) ...... 2
108 Fresenius Medical Care AG & Co. KGaA
(Health Care Providers & Services) . 5
134
GEA Group AG (Machinery) ......... 6
34
Hannover Rueck SE (Insurance) ....... 8
81 Heidelberg Materials AG (Construction
Materials) ................... 7
88 HelloFresh SE (Consumer Staples
Distribution & Retail)(a) ......... 1
70 Henkel AG & Co. KGaA (Household
Products) .................... 5
90 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 7
748 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 31
41
Knorr-Bremse AG (Machinery) ........ 3
41 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 4
444
Mercedes-Benz Group AG (Automobiles) 31
34 MTU Aero Engines AG (Aerospace &
Defense) .................... 7
76 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 31
35
Nemetschek SE (Software) ........... 3
79 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 4
61 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 3
3
Rational AG (Machinery) ............ 2
366 RWE AG (Independent Power and
Renewable Electricity Producers) .. 17
590
SAP SE (Software) ................. 92
49
Scout24 SE (Interactive Media & Services) 3
305 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 4
81
Symrise AG (Chemicals)(b) .......... 9
41
Talanx AG (Insurance) .............. 3
16
Volkswagen AG (Automobiles) ........ 2
117 Volkswagen AG, Preference Shares
(Automobiles) ................ 14

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
423 Vonovia SE (Real Estate Management &
Development) ................ $ 13
10
Wacker Chemie AG (Chemicals) ....... 1
121
Zalando SE (Specialty Retail)(a) ....... 3
631
Hong Kong — 0.72%
6,492
AIA Group Ltd. (Insurance) .......... 57
2,000
BOC Hong Kong Holdings Ltd. (Banks) . 5
1,100 Budweiser Brewing Co. APAC Ltd.
(Beverages) .................. 2
1,000 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 5
1,500 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 8
500 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 3
1,000
CLP Holdings Ltd. (Electric Utilities) ... 8
1,000 ESR Group Ltd. (Real Estate Management
& Development) .............. 1
30 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 2
1,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 6
1,000 Hang Lung Properties Ltd. (Real Estate
Management & Development) ..... 1
400
Hang Seng Bank Ltd. (Banks) ......... 5
1,000 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 3
2,000 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 2
5,985 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 5
723 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 25
700 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 2
100 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 4
1,566
Link REIT (Retail REITs) ............ 9
1,000
MTR Corp. Ltd. (Ground Transportation) . 4
1,250 New World Development Co. Ltd. (Real
Estate Management & Development) 2
779 Power Assets Holdings Ltd. (Electric
Utilities) .................... 5
1,481
Prudential PLC (Insurance) ........... 17
2,129 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 2
1,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 2
1,000 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 11
139 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 1
600 Swire Properties Ltd. (Real Estate
Management & Development) ..... 1
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
757
Techtronic Industries Co. Ltd. (Machinery) $ 9
1,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 3
4,728
WH Group Ltd. (Food Products) ....... 3
1,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 3
1,000 Xinyi Glass Holdings Ltd. (Building
Products) .................... 1
217
Ireland (Republic of) — 1.15%
359
Accenture PLC, Class - A (IT Services) .. 125
37 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 3
92 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 7
770
AIB Group PLC (Banks) ............ 3
50
Allegion PLC (Building Products) ...... 6
162
Aptiv PLC (Automobile Components)(a) . 15
599
Bank of Ireland Group PLC (Banks) .... 5
421
CRH PLC (Construction Materials) ..... 29
504
Experian PLC (Professional Services) ... 21
100 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 18
259 James Hardie Industries PLC (Construction
Materials)(a) ................. 10
83
Kingspan Group PLC (Building Products) 7
747 Medtronic PLC (Health Care Equipment &
Supplies) .................... 62
163 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 6
130 Trane Technologies PLC (Building
Products) .................... 32
349
Israel — 0.18%
16 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 1
818
Bank Hapoalim BM (Banks) .......... 7
842
Bank Leumi Le-Israel BM (Banks) ..... 7
56 Check Point Software Technologies Ltd.
(Software)(a) ................. 9
23
CyberArk Software Ltd. (Software)(a) ... 5
56
Global-e Online Ltd. (Broadline Retail)(a) 2
362
ICL Group Ltd. (Chemicals) .......... 2
—
Isracard Ltd. (Consumer Finance) ...... —
727
Israel Discount Bank Ltd., Class - A (Banks) 4
97
Mizrahi Tefahot Bank Ltd. (Banks) ..... 4
13
Monday.com Ltd. (Software)(a) ........ 2
34
Nice Ltd. (Software)(a) .............. 7
28
Wix.com Ltd. (IT Services)(a) ......... 3
53

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Italy — 0.68%
62 Amplifon SpA (Health Care Providers &
Services) .................... $ 2
580
Assicurazioni Generali SpA (Insurance) .. 12
617
Banco BPM SpA (Banks) ............ 3
265 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 3
13 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 1
4,705
Enel SpA (Electric Utilities)(b) ........ 34
1,359
Eni SpA (Oil, Gas & Consumable Fuels) . 23
73
Ferrari N.V. (Automobiles) ........... 25
344
FinecoBank Banca Fineco SpA (Banks) .. 5
208 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 3
8,539
Intesa Sanpaolo SpA (Banks)(b) ....... 25
318 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 4
123 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 8
360
Nexi SpA (Financial Services)(a) ....... 3
367
Poste Italiane SpA (Insurance) ......... 4
133
Prysmian SpA (Electrical Equipment) ... 6
49 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 3
1,265
Snam SpA (Gas Utilities) ............ 6
4,827 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 2
946 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 8
907
UniCredit SpA (Banks) .............. 25
205
Japan — 6.00%
400 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 14
400 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 9
100
AGC, Inc. (Building Products) ........ 4
100
Aisin Corp. (Automobile Components) .. 3
100 ANA Holdings, Inc. (Passenger Airlines)(a)
(b) ........................ 2
100 Asahi Intecc Co. Ltd. (Health Care
Equipment & Supplies) ......... 2
800
Asahi Kasei Corp. (Chemicals) ........ 6
100 Azbil Corp. (Electronic Equipment,
Instruments & Components) ...... 3
300 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 6
100 BayCurrent Consulting, Inc. (Professional
Services) .................... 4
333 Bridgestone Corp. (Automobile
Components) ................. 14
100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 2
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
600 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ $ 15
100
Capcom Co. Ltd. (Entertainment) ...... 3
500 Central Japan Railway Co. (Ground
Transportation) ............... 13
400 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 5
700
Concordia Financial Group Ltd. (Banks) . 3
100 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 3
190
Daifuku Co. Ltd. (Machinery) ......... 4
586
Dai-ichi Life Holdings, Inc. (Insurance) .. 12
120
Daikin Industries Ltd. (Building Products) 20
300 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 9
1 Daiwa House REIT Investment Corp.
(Diversified REITs) ............ 2
900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 6
1,024
Denso Corp. (Automobile Components) .. 15
100
Dentsu Group, Inc. (Media) .......... 3
5 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 1
200 East Japan Railway Co. (Ground
Transportation) ............... 12
1,700 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 7
545
FANUC Corp. (Machinery) ........... 16
100
Fast Retailing Co. Ltd. (Specialty Retail) . 25
100
Fuji Electric Co. Ltd. (Electrical Equipment) 4
200 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 12
52
Fujitsu Ltd. (IT Services)(b) .......... 8
3
GLP J-Reit (Industrial REITs)(b) ....... 3
100 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 4
100 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 3
27 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 4
42 Hirose Electric Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 5
100 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 3
2,700
Honda Motor Co. Ltd. (Automobiles) ... 28
100
Hoshizaki Corp. (Machinery) ......... 4
200 Hoya Corp. (Health Care Equipment &
Supplies) .................... 25
200 Hulic Co. Ltd. (Real Estate Management &
Development)(b) .............. 2
100 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 6
760 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100 Iida Group Holdings Co. Ltd. (Household
Durables) ................... $ 1
600
Inpex Corp. (Oil, Gas & Consumable Fuels) 8
300
Isuzu Motors Ltd. (Automobiles) ....... 4
700 ITOCHU Corp. (Trading Companies &
Distributors) ................. 29
48 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 1
300 Japan Exchange Group, Inc. (Capital
Markets) .................... 6
4 Japan Metropolitan Fund Invest (Retail
REITs) ..................... 3
800
Japan Post Bank Co. Ltd. (Banks)(b) .... 8
1,400
Japan Post Holdings Co. Ltd. (Insurance)(b) 13
100
Japan Post Insurance Co. Ltd. (Insurance)(b) 2
1 Japan Real Estate Investment Corp. (Office
REITs) ..................... 4
300
JFE Holdings, Inc. (Metals & Mining)(b) . 5
200
Kajima Corp. (Construction & Engineering) 3
227
Kao Corp. (Personal Care Products) ..... 9
100 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 4
874 KDDI Corp. (Wireless Telecommunication
Services) .................... 28
100 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 5
134 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 59
100
Kikkoman Corp. (Food Products) ...... 6
100 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 3
500
Kirin Holdings Co. Ltd. (Beverages) .... 7
100 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 3
100 Koei Tecmo Holdings Co. Ltd.
(Entertainment) ............... 1
168 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 3
500
Komatsu Ltd. (Machinery) ........... 13
100
Konami Group Corp. (Entertainment) ... 5
43
Kose Corp. (Personal Care Products) .... 3
600
Kubota Corp. (Machinery) ........... 9
800 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 12
200
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 3
300
M3, Inc. (Health Care Technology) ..... 5
100
Makita Corp. (Machinery) ........... 3
800 Marubeni Corp. (Trading Companies &
Distributors) ................. 13
300 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 5
300
Mazda Motor Corp. (Automobiles) ..... 3
200
MINEBEA MITSUMI, Inc. (Machinery) . 4
200
MISUMI Group, Inc. (Machinery) ...... 3
1,800 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 29
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
1,100 Mitsubishi Electric Corp. (Electrical
Equipment) .................. $ 16
600 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 8
500 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 3
200 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 12
6,879 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 59
700 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 26
100
Mitsui Chemicals, Inc. (Chemicals) ..... 3
500 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 12
200 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 6
1,410
Mizuho Financial Group, Inc. (Banks) ... 24
200 MonotaRO Co. Ltd. (Trading Companies &
Distributors) ................. 2
230 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 9
1,011 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 21
130
NEC Corp. (IT Services) ............. 8
200
Nexon Co. Ltd. (Entertainment) ....... 4
200
NIDEC Corp. (Electrical Equipment) .... 8
550
Nintendo Co. Ltd. (Entertainment) ...... 29
1
Nippon Building Fund, Inc. (Office REITs) 4
600 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 5
1 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 2
100
Nippon Sanso Holdings Corp. (Chemicals) 3
500
Nippon Steel Corp. (Metals & Mining)(b) 11
17,950 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 22
300
Nippon Yusen KK (Marine Transportation) 9
1,300
Nissan Motor Co. Ltd. (Automobiles) ... 5
100
Nitto Denko Corp. (Chemicals) ........ 7
2,000
Nomura Holdings, Inc. (Capital Markets) . 9
100 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 3
3 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 4
235 Nomura Research Institute Ltd. (IT
Services) .................... 7
400
NTT Data Group Corp. (IT Services) .... 6
400 Obayashi Corp. (Construction &
Engineering) ................. 3
200 Odakyu Electric Railway Co. Ltd. (Ground
Transportation) ............... 3
500 Oji Holdings Corp. (Paper & Forest
Products) .................... 2

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
700 Olympus Corp. (Health Care Equipment &
Supplies) .................... $ 10
147 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 7
49
Oracle Corp. Japan (Software) ......... 4
600 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 22
700
ORIX Corp. (Financial Services) ....... 13
200
Osaka Gas Co. Ltd. (Gas Utilities) ...... 4
34
Otsuka Corp. (IT Services) ........... 1
168 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 4
1,300 Panasonic Holdings Corp. (Household
Durables) ................... 13
1,000
Rakuten Group, Inc. (Broadline Retail)(b) 4
800 Recruit Holdings Co. Ltd. (Professional
Services) .................... 34
1,000 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(a)(b) . 18
1,300
Resona Holdings, Inc. (Banks) ........ 7
400 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 3
184 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 4
200
SBI Holdings, Inc. (Capital Markets) .... 4
100
SCSK Corp. (IT Services) ............ 2
100 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 7
200 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 3
200 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 3
300
Sekisui House Ltd. (Household Durables) 7
467 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 19
200 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 3
300
Sharp Corp. (Household Durables)(b) ... 2
300 Shimizu Corp. (Construction &
Engineering) ................. 2
1,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 42
300
Shizuoka Financial Group, Inc. (Banks) .. 3
1,700 SoftBank Corp. (Wireless
Telecommunication Services) ..... 21
618 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 28
200
Sompo Holdings, Inc. (Insurance) ...... 10
700
Sony Group Corp. (Household Durables) . 67
100 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 4
400
Subaru Corp. (Automobiles) .......... 7
200 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 3
600 Sumitomo Corp. (Trading Companies &
Distributors) ................. 13
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
400 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... $ 5
100 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 3
700 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 34
446 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 9
200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 6
100
Suntory Beverage & Food Ltd. (Beverages) 3
200
Suzuki Motor Corp. (Automobiles) ..... 9
300
T&D Holdings, Inc. (Insurance) ....... 5
100
Taisei Corp. (Construction & Engineering) 3
200 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 10
400 Terumo Corp. (Health Care Equipment &
Supplies) .................... 13
400
The Chiba Bank Ltd. (Banks) ......... 3
400 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 5
100
TIS, Inc. (IT Services) .............. 2
145 Tobu Railway Co. Ltd. (Ground
Transportation) ............... 4
45
Toho Co. Ltd. (Entertainment) ......... 2
993
Tokio Marine Holdings, Inc. (Insurance) . 25
900 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 5
300 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 54
200
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 5
300
Tokyu Corp. (Ground Transportation) ... 4
100 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 3
800
Toray Industries, Inc. (Chemicals) ...... 4
100
Tosoh Corp. (Chemicals) ............ 1
100
TOTO Ltd. (Building Products) ........ 3
100
Toyota Industries Corp. (Machinery) .... 8
6,150
Toyota Motor Corp. (Automobiles) ..... 113
100
Trend Micro, Inc. (Software) .......... 5
200
Unicharm Corp. (Household Products) ... 7
100
USS Co. Ltd. (Specialty Retail) ........ 2
100
Yakult Honsha Co. Ltd. (Food Products) . 2
100
Yamaha Corp. (Leisure Products) ...... 2
600
Yamaha Motor Co. Ltd. (Automobiles) .. 5
200 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 4
100
Yaskawa Electric Corp. (Machinery) .... 4
100 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 2
1,500 Z Holdings Corp. (Interactive Media &
Services) .................... 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
100
ZOZO, Inc. (Specialty Retail)(b) ....... $ 2
1,817
Luxembourg — 0.04%
257
ArcelorMittal SA (Metals & Mining) .... 7
259
Tenaris SA (Energy Equipment & Services) 5
12
Netherlands — 1.62%
224
ABN AMRO Bank N.V. (Banks) ....... 3
12
Adyen N.V. (Financial Services)(a)(b) ... 15
893
Aegon Ltd. (Insurance) .............. 5
91
Akzo Nobel N.V. (Chemicals) ......... 8
35
Argenx SE (Biotechnology)(a) ........ 13
28 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 15
228 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 173
102
ASR Nederland N.V. (Insurance) ....... 5
41 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 6
44
Euronext N.V. (Capital Markets) ....... 4
62
EXOR N.V. (Financial Services) ....... 6
309
Ferrovial SE (Construction & Engineering) 11
71
Heineken Holding N.V. (Beverages) .... 6
162
Heineken N.V. (Beverages) ........... 16
31 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 5
2,017
ING Groep N.V. (Banks) ............. 30
59
JDE Peet's N.V. (Food Products)(b) ..... 2
538 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 15
1,770 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 6
458 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... 11
152
NN Group N.V. (Insurance) ........... 6
148 NXP Semiconductors N.V. (Semiconductors
& Semiconductor Equipment) ..... 34
51
OCI N.V. (Chemicals)(b) ............ 1
841
Prosus N.V. (Broadline Retail)(b) ...... 25
66
Randstad N.V. (Professional Services) ... 4
1,266
Stellantis N.V. (Automobiles) ......... 30
479 Universal Music Group N.V.
(Entertainment) ............... 14
142
Wolters Kluwer N.V. (Professional Services) 20
489
New Zealand — 0.07%
657 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 4
304 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 5
Shares Security Description
Value
(000)
Common Stocks (continued)
New Zealand (continued)
634
Mercury NZ Ltd. (Electric Utilities) ..... $ 3
828 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 3
1,066 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 3
68
Xero Ltd. (Software)(a) ............. 4
22
Norway — 0.20%
161 Adevinta ASA (Interactive Media &
Services)(a) .................. 2
168 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 5
533
DNB Bank ASA (Banks) ............ 11
526 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 17
121
Gjensidige Forsikring ASA (Insurance) .. 2
274
Mowi ASA (Food Products)(b) ........ 5
716
Norsk Hydro ASA (Metals & Mining) ... 5
382
Orkla ASA (Food Products) .......... 3
47
Salmar ASA (Food Products) ......... 3
373 Telenor ASA (Diversified
Telecommunication Services) ..... 4
93
Yara International ASA (Chemicals) .... 3
60
Portugal — 0.06%
1,828 EDP - Energias de Portugal SA (Electric
Utilities) .................... 9
282 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 4
157 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... 4
17
Singapore — 0.41%
2,350 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 5
2,740 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 4
1,500 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 4
400 City Developments Ltd. (Real Estate
Management & Development) ..... 2
1,024
DBS Group Holdings Ltd. (Banks) ..... 27
3,300 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 3
888 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 3
100 Jardine Cycle & Carriage Ltd. (Industrial
Conglomerates) ............... 2
600 Keppel Corp. Ltd. (Industrial
Conglomerates) ............... 3
1,659
Mapletree Logistics Trust (Industrial REITs) 2
1,200 Mapletree Pan Asia Commercial Trust
(Retail REITs) ................ 1

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Singapore (continued)
1,835 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... $ 19
212
Sea Ltd., ADR (Entertainment)(a) ...... 9
26,285
Seatrium Ltd. (Machinery)(a) ......... 2
500
Sembcorp Industries Ltd. (Multi-Utilities) 2
900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 4
500
Singapore Exchange Ltd. (Capital Markets) 4
5,100 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 10
700
United Overseas Bank Ltd. (Banks) ..... 15
300 UOL Group Ltd. (Real Estate Management
& Development) .............. 1
900
Wilmar International Ltd. (Food Products) 2
124
Spain — 0.76%
18
Acciona SA (Electric Utilities) ........ 3
115 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 5
38 Aena SME SA (Transportation
Infrastructure) ................ 7
261 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 19
3,322 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 30
9,004
Banco Santander SA (Banks)(b) ....... 38
2,355
CaixaBank SA (Banks) .............. 10
321 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 13
33 Corp. ACCIONA Energias Renovables SA
(Independent Power and Renewable
Electricity Producers) ........... 1
152 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 3
121
Enagas SA (Gas Utilities)(b) .......... 2
189
Endesa SA (Electric Utilities) ......... 4
3,386
Iberdrola SA (Electric Utilities) ........ 43
607 Industria de Diseno Textil SA (Specialty
Retail) ...................... 26
70
Naturgy Energy Group SA (Gas Utilities) . 2
223
Redeia Corp. SA (Electric Utilities) ..... 4
695
Repsol SA (Oil, Gas & Consumable Fuels) 10
2,771 Telefonica SA (Diversified
Telecommunication Services) ..... 11
231
Sweden — 0.97%
156
Alfa Laval AB (Machinery) .......... 6
564 Assa Abloy AB, Class - B (Building
Products) .................... 16
1,476
Atlas Copco AB, Class - A (Machinery) .. 25
914
Atlas Copco AB, Class - B (Machinery) .. 14
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
225 Beijer Ref AB (Trading Companies &
Distributors) ................. $ 3
165
Boliden AB (Metals & Mining) ........ 5
348
Epiroc AB, Class - A (Machinery) ...... 7
289
Epiroc AB, Class - B (Machinery) ...... 5
195
EQT AB (Capital Markets) ........... 6
365
Essity AB, Class - B (Household Products) 9
104 Evolution AB (Hotels, Restaurants &
Leisure) .................... 12
306 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 2
120 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 3
377 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 7
1,114 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 13
74 Holmen AB, B shares (Paper & Forest
Products) .................... 3
214
Husqvarna AB, B shares (Machinery) ... 2
144 Industrivarden AB, Class - A (Financial
Services)(b) .................. 5
20 Industrivarden AB, Class - C (Financial
Services) .................... 1
155
Indutrade AB (Machinery) ........... 4
81 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 2
963
Investor AB, Class - B (Financial Services) 22
50 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 3
127 Lifco AB, Class - B (Industrial
Conglomerates) ............... 3
848 Nibe Industrier AB, Class - B (Building
Products) .................... 6
95 Sagax AB, Class - B (Real Estate
Management & Development) ..... 3
565
Sandvik AB (Machinery) ............ 12
280 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 3
913 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 13
234 Skanska AB, Class - B (Construction &
Engineering) ................. 4
191
SKF AB, B shares (Machinery) ........ 4
308 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 5
873 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 9
476
Swedbank AB, Class - A (Banks) ....... 10
264 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 2
1,729 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 11
1,249 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 3
207
Volvo AB, Class - A (Machinery) ....... 5

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
900
Volvo AB, Class - B (Machinery) ...... $ 23
325 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 1
292
Switzerland — 2.60%
916 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 41
82 Adecco Group AG (Professional Services)
(b) ........................ 4
286 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 22
66 Avolta AG, Registered Shares (Specialty
Retail)(a)(b) ................. 3
24 Baloise Holding AG, Registered Shares
(Insurance) .................. 4
16 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 2
2 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. 3
14
BKW AG (Electric Utilities) .......... 2
1 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 12
233
Chubb Ltd. (Insurance) .............. 53
304 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 42
100
Clariant AG, Registered Shares (Chemicals) 1
114
Coca-Cola HBC AG (Beverages) ....... 3
103
DSM-Firmenich AG (Chemicals) ...... 10
5
EMS-Chemie Holding AG (Chemicals) .. 4
86
Garmin Ltd. (Household Durables) ..... 11
20 Geberit AG, Registered Shares (Building
Products) .................... 13
5 Givaudan SA, Registered Shares
(Chemicals) .................. 21
5,960
Glencore PLC (Metals & Mining)(b) .... 36
23 Helvetia Holding AG, Registered Shares
(Insurance) .................. 3
299
Holcim AG (Construction Materials)(b) .. 23
119
Julius Baer Group Ltd. (Capital Markets) . 7
32 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 11
96 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 9
1,527 Nestle SA, Registered Shares (Food
Products) .................... 177
13 Partners Group Holding AG (Capital
Markets) .................... 19
18
Schindler Holding AG (Machinery) ..... 5
19 Schindler Holding AG, Registered Shares
(Machinery) ................. 5
88 SGS SA, Registered Shares (Professional
Services)(b) .................. 8
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
197
SIG Group AG (Containers & Packaging)(b) $ 5
83
Sika AG, Registered Shares (Chemicals)(b) 27
27 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 9
404 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 20
67 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 11
16
Swiss Life Holding AG (Insurance) ..... 11
51 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ 5
171
Swiss Re AG (Insurance) ............ 19
13 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 8
35
Temenos AG, Registered Shares (Software) 3
39 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 2
15 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 4
1,845
UBS Group AG (Capital Markets) ...... 57
14
VAT Group AG (Machinery) .......... 7
82
Zurich Insurance Group AG (Insurance) .. 43
785
United Arab Emirates — 0.00%
118 NMC Health PLC (Health Care Providers &
Services)(a)(c) ................ —
United Kingdom — 3.37%
575
3i Group PLC (Capital Markets) ....... 18
1,208
abrdn PLC (Capital Markets) ......... 3
145
Admiral Group PLC (Insurance) ....... 5
898
Amcor PLC (Containers & Packaging) ... 9
721
Anglo American PLC (Metals & Mining) . 18
254 Ashtead Group PLC (Trading Companies &
Distributors) ................. 18
190 Associated British Foods PLC (Food
Products) .................... 6
483 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 4
1,441
Aviva PLC (Insurance) .............. 8
8,715
Barclays PLC (Banks)(b) ............ 17
471 Barratt Developments PLC (Household
Durables)(b) ................. 3
53 Berkeley Group Holdings PLC (Household
Durables) ................... 3
9,641
BP PLC (Oil, Gas & Consumable Fuels) . 57
3,512 BT Group PLC (Diversified
Telecommunication Services) ..... 6
188 Bunzl PLC (Trading Companies &
Distributors) ................. 8
214 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 4

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
3,224
Centrica PLC (Multi-Utilities)(b) ....... $ 6
563
CNH Industrial N.V. (Machinery) ...... 7
128 Coca-Cola Europacific Partners PLC
(Beverages) .................. 9
1,002 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 27
86
Croda International PLC (Chemicals)(b) . 6
1,256
Diageo PLC (Beverages) ............ 46
96
Endeavour Mining PLC (Metals & Mining) 2
367 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 5
119 Ferguson PLC (Trading Companies &
Distributors) ................. 23
3,148
Haleon PLC (Personal Care Products)(b) . 13
214 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 6
176 Hargreaves Lansdown PLC (Capital
Markets) .................... 2
11,110
HSBC Holdings PLC (Banks) ......... 90
810
Informa PLC (Media) ............... 8
96 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 9
103
Intertek Group PLC (Professional Services) 6
842 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 3
1,475
JD Sports Fashion PLC (Specialty Retail) 3
1,028
Kingfisher PLC (Specialty Retail) ...... 3
371 Land Securities Group PLC (Diversified
REITs) ..................... 3
3,513
Legal & General Group PLC (Insurance) . 11
35,323
Lloyds Banking Group PLC (Banks) .... 21
243 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 29
1,248
M&G PLC (Financial Services) ........ 4
267
Mondi PLC (Paper & Forest Products) ... 5
2,080
National Grid PLC (Multi-Utilities) ..... 28
3,158
NatWest Group PLC (Banks)(b) ....... 9
71
Next PLC (Broadline Retail) .......... 7
363 Ocado Group PLC (Consumer Staples
Distribution & Retail)(a)(b) ...... 4
399 Pearson PLC (Diversified Consumer
Services) .................... 5
93
Pentair PLC (Machinery) ............ 7
224
Persimmon PLC (Household Durables) .. 4
381
Phoenix Group Holdings PLC (Insurance) 3
1,071
RELX PLC (Professional Services) ..... 42
1,488 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 8
648
Rio Tinto PLC (Metals & Mining) ...... 48
400
Schroders PLC (Capital Markets) ...... 2
641
Segro PLC (Industrial REITs) ......... 7
130
Severn Trent PLC (Water Utilities)(b) ... 4
3,758
Shell PLC (Oil, Gas & Consumable Fuels) 122
458 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 6
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
219 Smiths Group PLC (Industrial
Conglomerates) ............... $ 5
38
Spirax-Sarco Engineering PLC (Machinery) 5
624
SSE PLC (Electric Utilities) .......... 15
360
St. James's Place PLC (Capital Markets) . 3
1,286
Standard Chartered PLC (Banks) ....... 11
1,778 Taylor Wimpey PLC (Household Durables)
(b) ........................ 3
4,044 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 15
545
The Sage Group PLC (Software) ....... 8
1,399
Unilever PLC (Personal Care Products) .. 68
407
United Utilities Group PLC (Water Utilities) 5
13,027 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 11
107 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 5
59
Willis Towers Watson PLC (Insurance) .. 14
409
Wise PLC, Class - A (Financial Services)(a) 5
616
WPP PLC (Media) ................. 6
1,019
United States — 68.88%
72
A.O. Smith Corp. (Building Products) ... 6
259
Adobe, Inc. (Software)(a) ............ 155
915 Advanced Micro Devices, Inc.
(Semiconductors & Semiconductor
Equipment)(a) ................ 135
74
AECOM (Construction & Engineering) .. 7
325
Aflac, Inc. (Insurance) .............. 27
171 Agilent Technologies, Inc. (Life Sciences
Tools & Services) .............. 24
125
Air Products & Chemicals, Inc. (Chemicals) 34
237 Airbnb, Inc., Class - A (Hotels, Restaurants
& Leisure)(a) ................. 32
86
Akamai Technologies, Inc. (IT Services)(a) 10
65
Albemarle Corp. (Chemicals) ......... 9
193 Albertsons Cos., Inc., Class - A (Consumer
Staples Distribution & Retail) ..... 4
95 Alexandria Real Estate Equities, Inc. (Office
REITs) ..................... 12
43 Align Technology, Inc. (Health Care
Equipment & Supplies)(a) ....... 12
138
Alliant Energy Corp. (Electric Utilities) .. 7
137
Ally Financial, Inc. (Consumer Finance) . 5
73 Alnylam Pharmaceuticals, Inc.
(Biotechnology)(a) ............. 14
3,362 Alphabet, Inc., Class - A (Interactive Media
& Services)(a) ................ 469
2,966 Alphabet, Inc., Class - C (Interactive Media
& Services)(a) ................ 417
5,257
Amazon.com, Inc. (Broadline Retail)(a) .. 798
147
Ameren Corp. (Multi-Utilities) ........ 11
287 American Electric Power Co., Inc. (Electric
Utilities) .................... 23

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
353
American Express Co. (Consumer Finance) $ 66
45
American Financial Group, Inc. (Insurance) 5
192 American Homes 4 Rent, Class - A
(Residential REITs) ............ 7
397 American International Group, Inc.
(Insurance) .................. 27
267
American Tower Corp. (Specialized REITs) 58
112 American Water Works Co., Inc. (Water
Utilities) .................... 15
60
Ameriprise Financial, Inc. (Capital Markets) 23
98 AmerisourceBergen Corp. (Health Care
Providers & Services) ........... 20
133
AMETEK, Inc. (Electrical Equipment) ... 22
335 Amphenol Corp., Class - A (Electronic
Equipment, Instruments &
Components) ................. 33
287 Analog Devices, Inc. (Semiconductors &
Semiconductor Equipment) ....... 57
259 Annaly Capital Management, Inc.
(Mortgage Real Estate Investment
Trusts (REITs)) ............... 5
47
ANSYS, Inc. (Software)(a) ........... 17
115
Aon PLC, Class - A (Insurance) ........ 33
174
APA Corp. (Oil, Gas & Consumable Fuels) 6
226 Apollo Global Management, Inc. (Financial
Services) .................... 21
8,870 Apple, Inc. (Technology Hardware, Storage
& Peripherals) ................ 1,707
481 Applied Materials, Inc. (Semiconductors &
Semiconductor Equipment) ....... 78
302 Archer-Daniels-Midland Co. (Food
Products) .................... 22
90 Ares Management Corp., Class - A (Capital
Markets) .................... 11
151 Arista Networks, Inc. (Communications
Equipment)(a) ................ 36
126
Arthur J. Gallagher & Co. (Insurance) ... 28
19
Aspen Technology, Inc. (Software)(a) ... 4
30
Assurant, Inc. (Insurance) ............ 5
4,034 AT&T, Inc. (Diversified Telecommunication
Services) .................... 68
89
Atlassian Corp., Class - A (Software)(a) .. 21
81
Atmos Energy Corp. (Gas Utilities) ..... 9
123
Autodesk, Inc. (Software)(a) .......... 30
234 Automatic Data Processing, Inc.
(Professional Services) .......... 55
10
AutoZone, Inc. (Specialty Retail)(a) ..... 26
81 AvalonBay Communities, Inc. (Residential
REITs) ..................... 15
367 Avantor, Inc. (Life Sciences Tools &
Services)(a) .................. 8
44 Avery Dennison Corp. (Containers &
Packaging) .................. 9
39 Axon Enterprise, Inc. (Aerospace &
Defense)(a) .................. 10
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
568 Baker Hughes Co. (Energy Equipment &
Services) .................... $ 19
183
Ball Corp. (Containers & Packaging) .... 11
4,065
Bank of America Corp. (Banks) ........ 137
119
Bath & Body Works, Inc. (Specialty Retail) 5
274 Baxter International, Inc. (Health Care
Equipment & Supplies) ......... 11
120
Bentley Systems, Inc., Class - B (Software) 6
743 Berkshire Hathaway, Inc., Class - B
(Financial Services)(a) .......... 265
105
Best Buy Co., Inc. (Specialty Retail) .... 8
59
BILL Holdings, Inc. (Software)(a) ...... 5
98 Bio-Techne Corp. (Life Sciences Tools &
Services) .................... 8
84
BlackRock, Inc. (Capital Markets) ...... 68
397
Blackstone, Inc. (Capital Markets) ...... 52
315
Block, Inc. (Financial Services)(a) ...... 24
21 Booking Holdings, Inc. (Hotels, Restaurants
& Leisure)(a) ................. 74
79 Booz Allen Hamilton Holding Corp.
(Professional Services) .......... 10
123
BorgWarner, Inc. (Automobile Components) 4
80
Boston Properties, Inc. (Office REITs) ... 6
851 Boston Scientific Corp. (Health Care
Equipment & Supplies)(a) ....... 49
251 Broadcom, Inc. (Semiconductors &
Semiconductor Equipment) ....... 279
69 Broadridge Financial Solutions, Inc.
(Professional Services) .......... 14
63 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers)(b) ......... 2
135
Brown & Brown, Inc. (Insurance) ...... 10
178
Brown-Forman Corp., Class - B (Beverages) 10
74 Builders FirstSource, Inc. (Building
Products)(a) .................. 12
85
Bunge Global SA (Food Products) ...... 9
36
Burlington Stores, Inc. (Specialty Retail)(a) 7
69 C.H. Robinson Worldwide, Inc. (Air Freight
& Logistics) ................. 6
151
Cadence Design Systems, Inc. (Software)(a) 41
129 Caesars Entertainment, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 6
61
Camden Property Trust (Residential REITs) 6
104
Campbell Soup Co. (Food Products) .... 4
220 Capital One Financial Corp. (Consumer
Finance) .................... 29
141 Cardinal Health, Inc. (Health Care Providers
& Services) .................. 14
31
Carlisle Cos., Inc. (Building Products) ... 10
94
CarMax, Inc. (Specialty Retail)(a) ...... 7
594 Carnival Corp. (Hotels, Restaurants &
Leisure)(a) .................. 11
470
Carrier Global Corp. (Building Products) . 27
290
Caterpillar, Inc. (Machinery) .......... 86

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
62
Cboe Global Markets, Inc. (Capital Markets) $ 11
184 CBRE Group, Inc., Class - A (Real Estate
Management & Development)(a) ... 17
76 CDW Corp. (Electronic Equipment,
Instruments & Components) ...... 17
57
Celanese Corp. (Chemicals) .......... 9
89
Celsius Holdings, Inc. (Beverages)(a) ... 5
310 Centene Corp. (Health Care Providers &
Services)(a) .................. 23
368
CenterPoint Energy, Inc. (Multi-Utilities) . 11
88 Ceridian HCM Holding, Inc. (Professional
Services)(a) .................. 6
112
CF Industries Holdings, Inc. (Chemicals) . 9
55 Charter Communications, Inc., Class - A
(Media)(a) ................... 21
135 Cheniere Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 23
65 Chesapeake Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 5
1,022 Chevron Corp. (Oil, Gas & Consumable
Fuels) ...................... 152
16 Chipotle Mexican Grill, Inc. (Hotels,
Restaurants & Leisure)(a) ........ 37
90
Cincinnati Financial Corp. (Insurance) ... 9
53 Cintas Corp. (Commercial Services &
Supplies) .................... 32
2,292 Cisco Systems, Inc. (Communications
Equipment) .................. 116
1,082
Citigroup, Inc. (Banks) .............. 56
253
Citizens Financial Group, Inc. (Banks) ... 8
286
Cleveland-Cliffs, Inc. (Metals & Mining)(a) 6
155
Cloudflare, Inc., Class - A (IT Services)(a) 13
202
CME Group, Inc. (Capital Markets) ..... 43
159
CMS Energy Corp. (Multi-Utilities) ..... 9
273 Cognizant Technology Solutions Corp.,
Class - A (IT Services) .......... 21
93 Coinbase Global, Inc., Class - A (Capital
Markets)(a) .................. 16
452 Colgate-Palmolive Co. (Household
Products) .................... 36
2,325
Comcast Corp., Class - A (Media) ...... 102
284
Conagra Brands, Inc. (Food Products) ... 8
98
Confluent, Inc., Class - A (Software)(a) .. 2
682 ConocoPhillips (Oil, Gas & Consumable
Fuels) ...................... 79
199
Consolidated Edison, Inc. (Multi-Utilities) 18
94 Constellation Brands, Inc., Class - A
(Beverages) .................. 23
186 Constellation Energy Corp. (Electric
Utilities) .................... 22
484 Copart, Inc. (Commercial Services &
Supplies)(a) .................. 24
407
Corteva, Inc. (Chemicals) ............ 20
234 CoStar Group, Inc. (Real Estate
Management & Development)(a) ... 20
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
251 Costco Wholesale Corp. (Consumer Staples
Distribution & Retail) ........... $ 166
424 Coterra Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 11
127 Crowdstrike Holdings, Inc., Class - A
(Software)(a) ................. 32
249
Crown Castle, Inc. (Specialized REITs) .. 29
62 Crown Holdings, Inc. (Containers &
Packaging) .................. 6
1,145
CSX Corp. (Ground Transportation) .... 40
78
Cummins, Inc. (Machinery) .......... 19
722 CVS Health Corp. (Health Care Providers &
Services) .................... 57
170
D.R. Horton, Inc. (Household Durables) .. 26
70 Darden Restaurants, Inc. (Hotels,
Restaurants & Leisure) .......... 12
86
Darling Ingredients, Inc. (Food Products)(a) 4
145
Datadog, Inc., Class - A (Software)(a) ... 18
30 DaVita, Inc. (Health Care Providers &
Services)(a) .................. 3
14 Deckers Outdoor Corp. (Textiles, Apparel &
Luxury Goods)(a) ............. 9
156
Deere & Co. (Machinery) ............ 62
144 Dell Technologies, Inc., Class - C
(Technology Hardware, Storage &
Peripherals) .................. 11
79
Delta Air Lines, Inc. (Passenger Airlines) . 3
351 Devon Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 16
222 Dexcom, Inc. (Health Care Equipment &
Supplies)(a) .................. 28
102 Diamondback Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 16
38 Dick's Sporting Goods, Inc. (Specialty
Retail) ...................... 6
176 Digital Realty Trust, Inc. (Specialized
REITs) ..................... 24
140 Discover Financial Services (Consumer
Finance) .................... 16
124
DocuSign, Inc. (Software)(a) .......... 7
123 Dollar General Corp. (Consumer Staples
Distribution & Retail) ........... 17
118 Dollar Tree, Inc. (Consumer Staples
Distribution & Retail)(a) ......... 17
464
Dominion Energy, Inc. (Multi-Utilities) .. 22
20 Domino's Pizza, Inc. (Hotels, Restaurants &
Leisure) .................... 8
148 DoorDash, Inc., Class - A (Hotels,
Restaurants & Leisure)(a) ........ 15
75
Dover Corp. (Machinery) ............ 12
406
Dow, Inc. (Chemicals) .............. 22
248 DraftKings, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 9
162
Dropbox, Inc., Class - A (Software)(a) ... 5
112
DTE Energy Co. (Multi-Utilities) ...... 12
436
Duke Energy Corp. (Electric Utilities) ... 42

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
254
DuPont de Nemours, Inc. (Chemicals) ... $ 20
130
Dynatrace, Inc. (Software)(a) ......... 7
70
Eastman Chemical Co. (Chemicals) ..... 6
227
Eaton Corp. PLC (Electrical Equipment) . 55
300
eBay, Inc. (Broadline Retail) .......... 13
146
Ecolab, Inc. (Chemicals) ............. 29
216
Edison International (Electric Utilities) .. 15
351 Edwards Lifesciences Corp. (Health Care
Equipment & Supplies)(a) ....... 27
142
Electronic Arts, Inc. (Entertainment) .... 19
134 Elevance Health, Inc. (Health Care
Providers & Services) ........... 63
323
Emerson Electric Co. (Electrical Equipment) 31
81 Enphase Energy, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 11
84 Entegris, Inc. (Semiconductors &
Semiconductor Equipment) ....... 10
118
Entergy Corp. (Electric Utilities) ....... 12
330 EOG Resources, Inc. (Oil, Gas &
Consumable Fuels) ............. 40
34
EPAM Systems, Inc. (IT Services)(a) .... 10
239
EQT Corp. (Oil, Gas & Consumable Fuels) 9
68
Equifax, Inc. (Professional Services) .... 17
53
Equinix, Inc. (Specialized REITs) ...... 43
179 Equitable Holdings, Inc. (Financial
Services) .................... 6
100 Equity LifeStyle Properties, Inc.
(Residential REITs) ............ 7
202
Equity Residential (Residential REITs) .. 12
15
Erie Indemnity Co., Class - A (Insurance) . 5
147
Essential Utilities, Inc. (Water Utilities) .. 5
36 Essex Property Trust, Inc. (Residential
REITs) ..................... 9
75
Etsy, Inc. (Broadline Retail)(a) ........ 6
119
Evergy, Inc. (Electric Utilities) ........ 6
194
Eversource Energy (Electric Utilities) ... 12
107
Exact Sciences Corp. (Biotechnology)(a) . 8
549
Exelon Corp. (Electric Utilities) ....... 20
83 Expedia Group, Inc. (Hotels, Restaurants &
Leisure)(a) .................. 13
88 Expeditors International of Washington, Inc.
(Air Freight & Logistics) ........ 11
118 Extra Space Storage, Inc. (Specialized
REITs) ..................... 19
2,267 Exxon Mobil Corp. (Oil, Gas & Consumable
Fuels) ...................... 227
33
F5, Inc. (Communications Equipment)(a) . 6
23 FactSet Research Systems, Inc. (Capital
Markets) .................... 11
14
Fair Isaac Corp. (Software)(a) ......... 16
327 Fastenal Co. (Trading Companies &
Distributors) ................. 21
133
FedEx Corp. (Air Freight & Logistics) ... 34
142
Fidelity National Financial, Inc. (Insurance) 7
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
326 Fidelity National Information Services, Inc.
(Financial Services) ............ $ 20
365
Fifth Third Bancorp (Banks) .......... 13
6 First Citizens BancShares, Inc., Class - A
(Banks) ..................... 9
57 First Solar, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 10
315
FirstEnergy Corp. (Electric Utilities) .... 12
342
Fiserv, Inc. (Financial Services)(a) ...... 45
41 FleetCor Technologies, Inc. (Financial
Services)(a) .................. 12
77
FMC Corp. (Chemicals) ............. 5
2,229
Ford Motor Co. (Automobiles) ........ 27
382
Fortinet, Inc. (Software)(a) ........... 22
200
Fortive Corp. (Machinery) ........... 15
67 Fortune Brands Innovations, Inc. (Building
Products) .................... 5
111
Fox Corp., Class - A (Media) .......... 3
112
Fox Corp., Class - B (Media) ......... 3
144
Franklin Resources, Inc. (Capital Markets) 4
797
Freeport-McMoRan, Inc. (Metals & Mining) 34
145 Gaming and Leisure Properties, Inc.
(Specialized REITs) ............ 7
43
Gartner, Inc. (IT Services)(a) .......... 19
236 GE HealthCare Technologies, Inc. (Health
Care Equipment & Supplies) ...... 18
357
Gen Digital, Inc. (Software) .......... 8
329
General Mills, Inc. (Food Products) ..... 21
759
General Motors Co. (Automobiles) ..... 27
77
Genuine Parts Co. (Distributors) ....... 11
145
Global Payments, Inc. (Financial Services) 18
49
Globe Life, Inc. (Insurance) .......... 6
87
GoDaddy, Inc., Class - A (IT Services)(a) . 9
105
Graco, Inc. (Machinery) ............. 9
505 Halliburton Co. (Energy Equipment &
Services) .................... 18
79
Hasbro, Inc. (Leisure Products) ........ 4
117 HCA Healthcare, Inc. (Health Care
Providers & Services) ........... 32
281 Healthpeak Properties, Inc. (Health Care
REITs) ..................... 6
31
HEICO Corp. (Aerospace & Defense) ... 6
39 HEICO Corp., Class - A (Aerospace &
Defense) .................... 6
72 Henry Schein, Inc. (Health Care Providers &
Services)(a) .................. 5
158
Hess Corp. (Oil, Gas & Consumable Fuels) 23
724 Hewlett Packard Enterprise Co. (Technology
Hardware, Storage & Peripherals) .. 12
90 HF Sinclair Corp. (Oil, Gas & Consumable
Fuels) ...................... 5
146 Hilton Worldwide Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 27
131 Hologic, Inc. (Health Care Equipment &
Supplies)(a) .................. 9

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
187
Hormel Foods Corp. (Food Products) .... $ 6
376 Host Hotels & Resorts, Inc. (Hotel & Resort
REITs) ..................... 7
227 Howmet Aerospace, Inc. (Aerospace &
Defense) .................... 12
521 HP, Inc. (Technology Hardware, Storage &
Peripherals) .................. 16
31
Hubbell, Inc. (Electrical Equipment) .... 10
27
HubSpot, Inc. (Software)(a) .......... 16
71 Humana, Inc. (Health Care Providers &
Services) .................... 33
756
Huntington Bancshares, Inc. (Banks) .... 10
32 Hyatt Hotels Corp., Class - A (Hotels,
Restaurants & Leisure) .......... 4
45
IDEX Corp. (Machinery) ............ 10
48 IDEXX Laboratories, Inc. (Health Care
Equipment & Supplies)(a) ....... 27
172
Illinois Tool Works, Inc. (Machinery) .... 45
114
Incyte Corp. (Biotechnology)(a) ....... 7
242
Ingersoll Rand, Inc. (Machinery) ....... 19
40 Insulet Corp. (Health Care Equipment &
Supplies)(a) .................. 9
2,372 Intel Corp. (Semiconductors &
Semiconductor Equipment) ....... 119
324 Intercontinental Exchange, Inc. (Capital
Markets) .................... 42
520 International Business Machines Corp. (IT
Services) .................... 85
140 International Flavors & Fragrances, Inc.
(Chemicals) .................. 11
182 International Paper Co. (Containers &
Packaging) .................. 7
157
Intuit, Inc. (Software) ............... 98
200 Intuitive Surgical, Inc. (Health Care
Equipment & Supplies)(a) ....... 67
349
Invitation Homes, Inc. (Residential REITs) 12
104 IQVIA Holdings, Inc. (Life Sciences Tools
& Services)(a) ................ 24
168
Iron Mountain, Inc. (Specialized REITs) . 12
73 Jabil, Inc. (Electronic Equipment,
Instruments & Components) ...... 9
39 Jack Henry & Associates, Inc. (Financial
Services) .................... 6
70 Jacobs Solutions, Inc. (Professional
Services) .................... 9
34 Jazz Pharmaceuticals PLC
(Pharmaceuticals)(a) ........... 4
44 JB Hunt Transport Services, Inc. (Ground
Transportation) ............... 9
397 Johnson Controls International PLC
(Building Products) ............ 23
1,648
JPMorgan Chase & Co. (Banks) ....... 279
165 Juniper Networks, Inc. (Communications
Equipment) .................. 5
155
Kellogg Co. (Food Products) .......... 9
980
Kenvue, Inc. (Personal Care Products) ... 21
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
609
Keurig Dr. Pepper, Inc. (Beverages) ..... $ 20
555
KeyCorp (Banks) .................. 8
102 Keysight Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 16
192
Kimberly-Clark Corp. (Household Products) 23
310
Kimco Realty Corp. (Retail REITs) ..... 7
1,135 Kinder Morgan, Inc. (Oil, Gas &
Consumable Fuels) ............. 20
325
KKR & Co., Inc. (Capital Markets) ..... 27
79 KLA Corp. (Semiconductors &
Semiconductor Equipment) ....... 46
81 Knight-Swift Transportation Holdings, Inc.
(Ground Transportation) ......... 5
50 Laboratory Corp. of America Holdings
(Health Care Providers & Services) . 11
75 Lam Research Corp. (Semiconductors &
Semiconductor Equipment) ....... 59
80 Lamb Weston Holdings, Inc. (Food
Products) .................... 9
206 Las Vegas Sands Corp. (Hotels, Restaurants
& Leisure) ................... 10
75 Lattice Semiconductor Corp.
(Semiconductors & Semiconductor
Equipment)(a) ................ 5
34
Lear Corp. (Automobile Components) ... 5
147 Lennar Corp., Class - A (Household
Durables) ................... 22
19 Lennox International, Inc. (Building
Products) .................... 9
72 Liberty Broadband Corp., Class - C (Media)
(a) ........................ 6
114 Liberty Media Corp.-Liberty Formula One
(Entertainment)(a) ............. 7
90 Liberty Media Corp.-Liberty SiriusXM
(Media)(a) ................... 3
276
Linde PLC (Chemicals) ............. 113
93 Live Nation Entertainment, Inc.
(Entertainment)(a) ............. 9
152
LKQ Corp. (Distributors) ............ 7
102
Loews Corp. (Insurance) ............. 7
326
Lowe's Cos., Inc. (Specialty Retail) ..... 73
44 LPL Financial Holdings, Inc. (Capital
Markets) .................... 10
483
Lucid Group, Inc. (Automobiles)^(a) .... 2
147 LyondellBasell Industries N.V., Class - A
(Chemicals) .................. 14
95
M&T Bank Corp. (Banks) ............ 13
35
Manhattan Associates, Inc. (Software)(a) . 8
351 Marathon Oil Corp. (Oil, Gas &
Consumable Fuels) ............. 8
226 Marathon Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 34
7
Markel Group, Inc. (Insurance)(a) ...... 10
23 MarketAxess Holdings, Inc. (Capital
Markets) .................... 7

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
143 Marriott International, Inc./MD, Class - A
(Hotels, Restaurants & Leisure) .... $ 32
278
Marsh & McLennan Cos., Inc. (Insurance) 53
35 Martin Marietta Materials, Inc.
(Construction Materials) ......... 17
479 Marvell Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 29
131
Masco Corp. (Building Products) ....... 9
477 Mastercard, Inc., Class - A (Financial
Services) .................... 203
143 Match Group, Inc. (Interactive Media &
Services)(a) .................. 5
145 McCormick & Co., Inc./MD (Food
Products) .................... 10
412 McDonald's Corp. (Hotels, Restaurants &
Leisure) .................... 122
77 McKesson Corp. (Health Care Providers &
Services) .................... 36
1,262 Meta Platforms, Inc., Class - A (Interactive
Media & Services)(a) ........... 446
364
MetLife, Inc. (Insurance) ............ 24
13 Mettler-Toledo International, Inc. (Life
Sciences Tools & Services)(a) ..... 16
169 MGM Resorts International (Hotels,
Restaurants & Leisure)(a) ........ 8
312 Microchip Technology, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 28
616 Micron Technology, Inc. (Semiconductors &
Semiconductor Equipment) ....... 53
4,007
Microsoft Corp. (Software) ........... 1,506
66 Mid-America Apartment Communities, Inc.
(Residential REITs) ............ 9
33 Molina Healthcare, Inc. (Health Care
Providers & Services)(a) ......... 12
103 Molson Coors Beverage Co., Class - B
(Beverages) .................. 6
776 Mondelez International, Inc., Class - A
(Food Products) ............... 56
41
MongoDB, Inc. (IT Services)(a) ....... 17
26 Monolithic Power Systems, Inc.
(Semiconductors & Semiconductor
Equipment) .................. 16
446
Monster Beverage Corp. (Beverages)(a) .. 26
93
Moody's Corp. (Capital Markets) ....... 36
698
Morgan Stanley (Capital Markets) ...... 65
95 Motorola Solutions, Inc. (Communications
Equipment) .................. 30
44
MSCI, Inc. (Capital Markets) ......... 25
197
Nasdaq, Inc. (Capital Markets) ........ 11
118 NetApp, Inc. (Technology Hardware,
Storage & Peripherals) .......... 10
251
Netflix, Inc. (Entertainment)(a) ........ 122
59 Neurocrine Biosciences, Inc.
(Biotechnology)(a) ............. 8
643
Newmont Corp. (Metals & Mining) ..... 27
235
News Corp., Class - A (Media) ........ 6
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
1,153
NextEra Energy, Inc. (Electric Utilities) .. $ 70
691 NIKE, Inc., Class - B (Textiles, Apparel &
Luxury Goods) ............... 75
229
NiSource, Inc. (Multi-Utilities) ........ 6
29
Nordson Corp. (Machinery) .......... 8
131 Norfolk Southern Corp. (Ground
Transportation) ............... 31
120
Northern Trust Corp. (Capital Markets) .. 10
124
NRG Energy, Inc. (Electric Utilities) .... 6
140
Nucor Corp. (Metals & Mining) ....... 24
1,398 NVIDIA Corp. (Semiconductors &
Semiconductor Equipment) ....... 691
2
NVR, Inc. (Household Durables)(a) ..... 14
377 Occidental Petroleum Corp. (Oil, Gas &
Consumable Fuels) ............. 23
92
Okta, Inc. (IT Services)(a) ............ 8
55 Old Dominion Freight Line, Inc. (Ground
Transportation) ............... 22
107
Omnicom Group, Inc. (Media) ........ 9
245 ON Semiconductor Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 20
320 ONEOK, Inc. (Oil, Gas & Consumable
Fuels) ...................... 22
933
Oracle Corp. (Software) ............. 98
35 O'Reilly Automotive, Inc. (Specialty Retail)
(a) ........................ 33
220
Otis Worldwide Corp. (Machinery) ..... 20
147
Ovintiv, Inc. (Oil, Gas & Consumable Fuels) 6
54
Owens Corning (Building Products) .... 8
297
PACCAR, Inc. (Machinery) .......... 29
51 Packaging Corp. of America (Containers &
Packaging) .................. 8
1,031 Palantir Technologies, Inc., Class - A
(Software)(a) ................. 18
175
Palo Alto Networks, Inc. (Software)(a) ... 52
291
Paramount Global, Class - B (Media) .... 4
74
Parker-Hannifin Corp. (Machinery) ..... 34
183
Paychex, Inc. (Professional Services) .... 22
30 Paycom Software, Inc. (Professional
Services) .................... 6
26 Paylocity Holding Corp. (Professional
Services)(a) .................. 4
590 PayPal Holdings, Inc. (Financial Services)
(a) ........................ 36
790
PepsiCo, Inc. (Beverages) ............ 134
1,182
PG&E Corp. (Electric Utilities) ........ 21
253
Phillips 66 (Oil, Gas & Consumable Fuels) 34
344 Pinterest, Inc., Class - A (Interactive Media
& Services)(a) ................ 13
131 Pioneer Natural Resources Co. (Oil, Gas &
Consumable Fuels) ............. 29
21
Pool Corp. (Distributors) ............ 8
133
PPG Industries, Inc. (Chemicals) ....... 20
402
PPL Corp. (Electric Utilities) .......... 11
134
Principal Financial Group, Inc. (Insurance) 11

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
527
Prologis, Inc. (Industrial REITs) ....... $ 70
205
Prudential Financial, Inc. (Insurance) .... 21
65
PTC, Inc. (Software)(a) ............. 11
288 Public Service Enterprise Group, Inc.
(Multi-Utilities) ............... 18
91
Public Storage (Specialized REITs) ..... 28
131
PulteGroup, Inc. (Household Durables) .. 14
54 Qorvo, Inc. (Semiconductors &
Semiconductor Equipment)(a) ..... 6
635 QUALCOMM, Inc. (Semiconductors &
Semiconductor Equipment) ....... 92
82 Quanta Services, Inc. (Construction &
Engineering) ................. 18
62 Quest Diagnostics, Inc. (Health Care
Providers & Services) ........... 9
114 Raymond James Financial, Inc. (Capital
Markets) .................... 13
406
Realty Income Corp. (Retail REITs) ..... 23
95
Regency Centers Corp. (Retail REITs) ... 6
559
Regions Financial Corp. (Banks) ....... 11
34 Reliance Steel & Aluminum Co. (Metals &
Mining) ..................... 10
29 Repligen Corp. (Life Sciences Tools &
Services)(a) .................. 5
127 Republic Services, Inc. (Commercial
Services & Supplies) ........... 21
86 ResMed, Inc. (Health Care Equipment &
Supplies) .................... 15
361 Rivian Automotive, Inc., Class - A
(Automobiles)(a) .............. 8
59 Robert Half International, Inc. (Professional
Services) .................... 5
282 Robinhood Markets, Inc., Class - A (Capital
Markets)(a) .................. 4
255 ROBLOX Corp., Class - A (Entertainment)
(a) ........................ 12
65 Rockwell Automation, Inc. (Electrical
Equipment) .................. 20
71
Roku, Inc. (Entertainment)(a) ......... 7
169 Rollins, Inc. (Commercial Services &
Supplies) .................... 7
60
Roper Technologies, Inc. (Software) .... 33
191
Ross Stores, Inc. (Specialty Retail) ..... 26
136 Royal Caribbean Cruises Ltd. (Hotels,
Restaurants & Leisure)(a) ........ 18
207 Royalty Pharma PLC, Class - A
(Pharmaceuticals) ............. 6
79
RPM International, Inc. (Chemicals) .... 9
183
S&P Global, Inc. (Capital Markets) ..... 81
551
Salesforce, Inc. (Software)(a) ......... 145
61 SBA Communications Corp. (Specialized
REITs) ..................... 15
802 Schlumberger N.V. (Energy Equipment &
Services) .................... 42
115 Seagate Technology Holdings PLC
(Technology Hardware, Storage &
Peripherals) .................. 10
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
64
SEI Investments Co. (Capital Markets) .. $ 4
352
Sempra Energy (Multi-Utilities) ....... 26
117
ServiceNow, Inc. (Software)(a) ........ 83
187
Simon Property Group, Inc. (Retail REITs) 27
400
Sirius XM Holdings, Inc. (Media)^ ..... 2
94 Skyworks Solutions, Inc. (Semiconductors
& Semiconductor Equipment) ..... 11
568 Snap, Inc., Class - A (Interactive Media &
Services)(a) .................. 10
29
Snap-on, Inc. (Machinery) ........... 8
161
Snowflake, Inc., Class - A (IT Services)(a) 32
105
Southwest Airlines Co. (Passenger Airlines) 3
95
Splunk, Inc. (Software)(a) ............ 14
122 SS&C Technologies Holdings, Inc.
(Professional Services) .......... 7
91
Stanley Black & Decker, Inc. (Machinery) 9
650 Starbucks Corp. (Hotels, Restaurants &
Leisure) .................... 62
185
State Street Corp. (Capital Markets) ..... 14
93
Steel Dynamics, Inc. (Metals & Mining) . 11
55 STERIS PLC (Health Care Equipment &
Supplies) .................... 12
193 Stryker Corp. (Health Care Equipment &
Supplies) .................... 58
67
Sun Communities, Inc. (Residential REITs) 9
27 Super Micro Computer, Inc. (Technology
Hardware, Storage & Peripherals)(a) 8
256
Synchrony Financial (Consumer Finance) 10
85
Synopsys, Inc. (Software)(a) .......... 44
273 Sysco Corp. (Consumer Staples Distribution
& Retail) .................... 20
129
T. Rowe Price Group, Inc. (Capital Markets) 14
95 Take-Two Interactive Software, Inc.
(Entertainment)(a) ............. 15
111 Targa Resources Corp. (Oil, Gas &
Consumable Fuels) ............. 10
265 Target Corp. (Consumer Staples Distribution
& Retail) .................... 38
175 TE Connectivity Ltd. (Electronic
Equipment, Instruments &
Components) ................. 25
26 Teledyne Technologies, Inc. (Electronic
Equipment, Instruments &
Components)(a) ............... 12
24 Teleflex, Inc. (Health Care Equipment &
Supplies) .................... 6
94 Teradyne, Inc. (Semiconductors &
Semiconductor Equipment) ....... 10
1,621
Tesla, Inc. (Automobiles)(a) .......... 402
512 Texas Instruments, Inc. (Semiconductors &
Semiconductor Equipment) ....... 87
4 Texas Pacific Land Corp. (Oil, Gas &
Consumable Fuels) ............. 6
364 The AES Corp. (Independent Power and
Renewable Electricity Producers) .. 7
151
The Allstate Corp. (Insurance) ......... 21

HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
448 The Bank of New York Mellon Corp.
(Capital Markets) .............. $ 23
130
The Carlyle Group, Inc. (Capital Markets) 5
842 The Charles Schwab Corp. (Capital
Markets) .................... 58
167 The Cigna Group (Health Care Providers &
Services) .................... 50
73
The Clorox Co. (Household Products) ... 10
2,311
The Coca-Cola Co. (Beverages) ....... 136
127 The Estee Lauder Cos., Inc. (Personal Care
Products) .................... 19
186 The Goldman Sachs Group, Inc. (Capital
Markets) .................... 72
166 The Hartford Financial Services Group, Inc.
(Insurance) .................. 13
81
The Hershey Co. (Food Products) ...... 15
568
The Home Depot, Inc. (Specialty Retail) . 197
236
The Interpublic Group of Cos., Inc. (Media) 8
63
The J.M. Smucker Co. (Food Products) .. 8
490
The Kraft Heinz Co. (Food Products) .... 18
397 The Kroger Co. (Consumer Staples
Distribution & Retail) ........... 18
186
The Mosaic Co. (Chemicals) .......... 7
225 The PNC Financial Services Group, Inc.
(Banks) ..................... 35
330
The Progressive Corp. (Insurance) ...... 53
137
The Sherwin-Williams Co. (Chemicals) .. 43
616
The Southern Co. (Electric Utilities) .... 43
651
The TJX Cos., Inc. (Specialty Retail) .... 61
62
The Toro Co. (Machinery) ............ 6
255
The Trade Desk, Inc., Class - A (Media)(a) 18
127
The Travelers Cos., Inc. (Insurance) ..... 24
1,033
The Walt Disney Co. (Entertainment) .... 93
691 The Williams Cos., Inc. (Oil, Gas &
Consumable Fuels) ............. 24
297 T-Mobile US, Inc. (Wireless
Telecommunication Services) ..... 48
200
Toast, Inc., Class - A (Financial Services)(a) 4
62
Tractor Supply Co. (Specialty Retail) .... 13
65 Tradeweb Markets, Inc., Class - A (Capital
Markets) .................... 6
31 TransDigm Group, Inc. (Aerospace &
Defense) .................... 31
116
TransUnion (Professional Services) ..... 8
143 Trimble, Inc. (Electronic Equipment,
Instruments & Components)(a) .... 8
752
Truist Financial Corp. (Banks) ......... 28
93
Twilio, Inc., Class - A (IT Services)(a) ... 7
23
Tyler Technologies, Inc. (Software)(a) ... 10
153
Tyson Foods, Inc., Class - A (Food Products) 8
874
U.S. Bancorp (Banks) ............... 38
1,048 Uber Technologies, Inc. (Ground
Transportation)(a) ............. 65
175
UDR, Inc. (Residential REITs) ........ 7
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
45 U-Haul Holding Co. (Ground
Transportation) ............... $ 3
230
UiPath, Inc., Class - A (Software)(a) .... 6
30
Ulta Beauty, Inc. (Specialty Retail)(a) ... 15
347 Union Pacific Corp. (Ground
Transportation) ............... 85
410 United Parcel Service, Inc., Class - B (Air
Freight & Logistics) ............ 64
39 United Rentals, Inc. (Trading Companies &
Distributors) ................. 22
27 United Therapeutics Corp. (Biotechnology)
(a) ........................ 6
527 UnitedHealth Group, Inc. (Health Care
Providers & Services) ........... 277
142
Unity Software, Inc. (Software)(a) ...... 6
34 Universal Health Services, Inc., Class - B
(Health Care Providers & Services) . 5
208 V.F. Corp. (Textiles, Apparel & Luxury
Goods) ..................... 4
25 Vail Resorts, Inc. (Hotels, Restaurants &
Leisure) .................... 5
203 Valero Energy Corp. (Oil, Gas &
Consumable Fuels) ............. 26
85 Veeva Systems, Inc., Class - A (Health Care
Technology)(a) ............... 16
229
Ventas, Inc. (Health Care REITs) ....... 11
130 Veralto Corp. (Commercial Services &
Supplies) .................... 11
54
VeriSign, Inc. (IT Services)(a) ......... 11
83 Verisk Analytics, Inc. (Professional
Services) .................... 20
2,370 Verizon Communications, Inc. (Diversified
Telecommunication Services) ..... 89
199 Vertiv Holdings Co., Class - A (Electrical
Equipment) .................. 10
561
VICI Properties, Inc. (Specialized REITs) 18
911
Visa, Inc., Class - A (Financial Services) . 237
199 Vistra Corp. (Independent Power and
Renewable Electricity Producers) .. 8
75 Vulcan Materials Co. (Construction
Materials) ................... 17
115
W.R. Berkley Corp. (Insurance) ........ 8
26 W.W. Grainger, Inc. (Trading Companies &
Distributors) ................. 22
415 Walgreens Boots Alliance, Inc. (Consumer
Staples Distribution & Retail) ..... 11
843 Walmart, Inc. (Consumer Staples
Distribution & Retail) ........... 133
1,278 Warner Bros. Discovery, Inc.
(Entertainment)(a) ............. 15
231 Waste Management, Inc. (Commercial
Services & Supplies) ........... 41
32 Waters Corp. (Life Sciences Tools &
Services)(a) .................. 11
20 Watsco, Inc. (Trading Companies &
Distributors) ................. 9
181
WEC Energy Group, Inc. (Multi-Utilities) 15

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Catholic SRI Growth Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
As of December 31, 2023 , 100% of the Portfolio’s net assets were managed by Mellon Investments Corporation.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
2,066
Wells Fargo & Co. (Banks) ........... $ 102
290
Welltower, Inc. (Health Care REITs) .... 26
43 West Pharmaceutical Services, Inc. (Life
Sciences Tools & Services) ....... 15
183 Western Digital Corp. (Technology
Hardware, Storage & Peripherals)(a) 10
108 Westinghouse Air Brake Technologies Corp.
(Machinery) ................. 14
19
Westlake Corp. (Chemicals) .......... 3
137
Westrock Co. (Containers & Packaging) .. 6
418
Weyerhaeuser Co. (Specialized REITs) .. 15
120
Workday, Inc., Class - A (Software)(a) ... 33
123
WP Carey, Inc. (Diversified REITs) ..... 8
55 Wynn Resorts Ltd. (Hotels, Restaurants &
Leisure) .................... 5
306
Xcel Energy, Inc. (Electric Utilities) ..... 19
138
Xylem, Inc. (Machinery) ............. 16
164 Yum! Brands, Inc. (Hotels, Restaurants &
Leisure) .................... 21
30 Zebra Technologies Corp. (Electronic
Equipment, Instruments &
Components)(a) ............... 8
80 Zillow Group, Inc., Class - C (Real Estate
Management & Development)(a) ... 5
122 Zimmer Biomet Holdings, Inc. (Health Care
Equipment & Supplies) ......... 15
258
Zoetis, Inc. (Pharmaceuticals) ......... 51
129 Zoom Video Communications, Inc., Class -
A (Software)(a) ............... 9
52
Zscaler, Inc. (Software)(a) ............ 12
20,830
Uruguay — 0.14%
26
MercadoLibre, Inc. (Broadline Retail)(a) . 41
Total Common Stocks .............. 30,185
Warrant — 0.00%
Canada — 0.00%
12 Constellation Software, Inc., 3/31/40
(Software)(a)(c) ............... —
Total Warrant ................... —
Investment Companies — 0.04%
Money Market Funds — 0.04%
4,380 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5.00%^^(d) 4
7,919 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.25%(d) .................... 8
Total Investment Companies ......... 12
Security Description
Value
(000)
Total Investments (cost $18,557 ) —
99.86% ..................... $ 30,197
Other assets in excess of liabilities —
0.14% ...................... 43
Net Assets - 100.00% $ 30,240
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2023.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2023.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
86
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 88.91%
Australia — 5.63%
4,466
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 110
153,655
ANZ Group Holdings Ltd. (Banks) ..... 2,713
21,823 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 607
82,839
Bendigo & Adelaide Bank Ltd. (Banks) .. 546
85,014
BHP Group Ltd. (Metals & Mining) ..... 2,914
70,201
BHP Group Ltd. (Metals & Mining) ..... 2,411
43,919
Commonwealth Bank of Australia (Banks) 3,345
53,824
Fortescue Ltd. (Metals & Mining) ...... 1,064
68,557
Goodman Group (Industrial REITs) ..... 1,182
7,899
Macquarie Group Ltd. (Capital Markets) . 988
174,147
National Australia Bank Ltd. (Banks) .... 3,642
41,245
Qantas Airways Ltd. (Passenger Airlines)(a) 151
55,092
QBE Insurance Group Ltd. (Insurance) .. 556
15,339
Rio Tinto Ltd. (Metals & Mining) ...... 1,418
150,128
Santos Ltd. (Oil, Gas & Consumable Fuels) 777
198,921
Scentre Group (Retail REITs) ......... 405
18,427
Suncorp Group Ltd. (Insurance) ....... 174
562,458 Tabcorp Holdings Ltd. (Hotels, Restaurants
& Leisure) ................... 320
562,458 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 1,855
44,996
Treasury Wine Estates Ltd. (Beverages) .. 330
63,839
Wesfarmers Ltd. (Broadline Retail) ..... 2,481
148,167
Westpac Banking Corp. (Banks) ....... 2,312
28,099 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 595
35,740
Worley Ltd. (Construction & Engineering) 425
31,321
Austria — 0.21%
23,927
Erste Group Bank AG (Banks) ........ 970
4,792
OMV AG (Oil, Gas & Consumable Fuels) 210
1,180
Belgium — 0.51%
40,660 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 2,622
8,118
Umicore SA (Chemicals) ............ 223
2,845
Canada — 9.57%
30,089
Air Canada (Passenger Airlines)(a) ..... 424
50,883 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... 2,997
8,987
AltaGas Ltd. (Gas Utilities) ........... 189
45,514
Bank of Montreal (Banks) ............ 4,503
9,632
CAE, Inc. (Aerospace & Defense)(a) .... 208
31,854 Cameco Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,374
55,707 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 3,649
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
3,130 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... $ 248
11,085 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 1,177
3,259 CCL Industries, Inc., Class - B (Containers
& Packaging) ................. 147
125,033 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 2,084
835
Constellation Software, Inc. (Software) .. 2,070
11,192
Dollarama, Inc. (Broadline Retail) ...... 807
20,879 Enbridge, Inc. (Oil, Gas & Consumable
Fuels) ...................... 752
1,023
Fairfax Financial Holdings Ltd. (Insurance) 944
17,917 First Quantum Minerals Ltd. (Metals &
Mining) ..................... 147
7,691
Franco-Nevada Corp. (Metals & Mining) . 852
24,142 GFL Environmental, Inc. (Commercial
Services & Supplies) ........... 833
64,358
Great-West Lifeco, Inc. (Insurance) ..... 2,131
27,914 H&R Real Estate Investment Trust
(Diversified REITs) ............ 209
12,464
Hydro One Ltd. (Electric Utilities) ...... 373
5,430
Intact Financial Corp. (Insurance) ...... 836
56,358 Keyera Corp. (Oil, Gas & Consumable
Fuels) ...................... 1,362
2,505
Lumine Group, Inc. (Software)(a) ...... 57
28,660 Magna International, Inc. (Automobile
Components) ................. 1,694
8,370
Manulife Financial Corp. (Insurance) .... 185
15,818
Methanex Corp. (Chemicals) .......... 748
18,402
National Bank of Canada (Banks) ...... 1,403
62,155 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 1,129
3,339
Nutrien Ltd. (Chemicals) ............ 188
1,796
Onex Corp. (Capital Markets) ......... 125
7,732 Pembina Pipeline Corp. (Oil, Gas &
Consumable Fuels) ............. 266
66,482
Power Corp. of Canada (Insurance) ..... 1,901
6,978 Primaris Real Estate Investment Trust
(Retail REITs) ................ 73
4,162 RB Global, Inc. (Commercial Services &
Supplies) .................... 279
1,726 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 135
67,963 RioCan Real Estate Investment Trust (Retail
REITs) ..................... 955
11,932
Royal Bank of Canada (Banks) ........ 1,207
52,851
Shopify, Inc., Class - A (IT Services)(a) .. 4,114
52,951
Sun Life Financial, Inc. (Insurance) ..... 2,746
5,745 Suncor Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 184
18,439 Teck Resources Ltd., Class - B (Metals &
Mining) ..................... 780
72,937 TELUS Corp. (Diversified
Telecommunication Services) ..... 1,298
12,498
The Toronto-Dominion Bank (Banks) ... 808

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
22,457 Thomson Reuters Corp. (Professional
Services) .................... $ 3,284
28,308 Wheaton Precious Metals Corp. (Metals &
Mining) ..................... 1,397
53,272
Denmark — 2.87%
2,246
DSV A/S (Air Freight & Logistics) ..... 394
7,565
Genmab A/S (Biotechnology)(a) ....... 2,415
127,453 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 13,178
15,987
Finland — 0.86%
4,385
Mandatum Oyj (Insurance)(a) ......... 20
278,699
Nordea Bank Abp (Banks) ........... 3,446
3,545
Orion Oyj, Class - B (Pharmaceuticals) .. 154
4,385
Sampo Oyj, A Shares (Insurance) ...... 192
44,232 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 612
10,204 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 384
4,808
France — 9.87%
2,230 Aeroports de Paris (Transportation
Infrastructure) ................ 288
21,951
Air Liquide SA (Chemicals) .......... 4,267
23,149
Airbus SE (Aerospace & Defense) ...... 3,572
47,723
AXA SA (Insurance) ............... 1,553
1,813 BioMerieux (Health Care Equipment &
Supplies) .................... 201
46,563
BNP Paribas SA (Banks) ............. 3,217
4,957
Bouygues SA (Construction & Engineering) 187
1,044
Capgemini SE (IT Services) .......... 218
7,205 Carrefour SA (Consumer Staples
Distribution & Retail) ........... 132
3,697
Cie de Saint-Gobain (Building Products) . 272
99,973
Credit Agricole SA (Banks) ........... 1,418
8,570
Dassault Systemes SE (Software) ...... 418
1,749
Eiffage SA (Construction & Engineering) . 187
25,532
Engie SA (Multi-Utilities) ............ 449
18,607 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 3,730
2,933
Eurazeo SE (Financial Services) ....... 233
1,233
Gecina SA (Office REITs) ............ 150
2,454 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 5,198
10,109
L'Oreal SA (Personal Care Products) .... 5,029
5,264 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 4,263
8,063
Pernod Ricard SA (Beverages) ........ 1,422
8,075
Publicis Groupe SA (Media) .......... 749
7,261
Renault SA (Automobiles) ........... 296
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
40,016
Sanofi (Pharmaceuticals) ............ $ 3,965
34,976 Schneider Electric SE (Electrical
Equipment) .................. 7,017
100,509
Societe Generale SA (Banks) ......... 2,665
2,211
Teleperformance SE (Professional Services) 322
4,176
Thales SA (Aerospace & Defense) ...... 617
27,117 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 1,844
7,086 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 523
15,933
Veolia Environnement SA (Multi-Utilities) 502
54,904
Germany — 7.11%
13,053 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 2,653
10,077
Allianz SE, Registered Shares (Insurance) 2,691
1,793 Bayerische Motoren Werke AG
(Automobiles) ................ 199
1,065
Beiersdorf AG (Personal Care Products) .. 160
33,975
Commerzbank AG (Banks) ........... 404
2,692
Covestro AG (Chemicals)(a) .......... 157
1,439
Daimler Truck Holding AG (Machinery) . 54
113,622 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 1,551
21,575
Deutsche Boerse AG (Capital Markets) .. 4,441
128,506 Deutsche Telekom AG (Diversified
Telecommunication Services) ..... 3,085
69,579
DHL Group (Air Freight & Logistics) ... 3,445
5,615 Fraport AG Frankfurt Airport Services
Worldwide (Transportation
Infrastructure)(a) .............. 339
6,983
GEA Group AG (Machinery) ......... 291
1,115
Hannover Rueck SE (Insurance) ....... 266
82,230 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment) ..... 3,431
2,540 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 1,052
18,514 RWE AG (Independent Power and
Renewable Electricity Producers) .. 842
42,196
SAP SE (Software) ................. 6,496
1,461 Sartorius AG, Preference Shares (Life
Sciences Tools & Services) ....... 537
28,228 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 5,294
6,087
Symrise AG (Chemicals) ............ 669
6,109 Volkswagen AG, Preference Shares
(Automobiles) ................ 754
32,290
Zalando SE (Specialty Retail)(a) ....... 765
39,576
Hong Kong — 1.30%
483,480
AIA Group Ltd. (Insurance) .......... 4,213
75,055
BOC Hong Kong Holdings Ltd. (Banks) . 204

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
334,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(b) ...................... $ —
98,500 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 495
73,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 409
15,506
Hang Seng Bank Ltd. (Banks) ......... 181
8,800 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 363
41,917
Link REIT (Retail REITs) ............ 235
227,000
MTR Corp. Ltd. (Ground Transportation) . 881
14,472 Pacific Century Premium Developments
Ltd. (Real Estate Management &
Development)(a) .............. —
121,391 PCCW Ltd. (Diversified Telecommunication
Services) .................... 65
24,000 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 203
7,249
Ireland (Republic of) — 1.26%
8,728 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 649
332,317
Bank of Ireland Group PLC (Banks) .... 3,015
24,053
CRH PLC (Construction Materials) ..... 1,658
25,494
Experian PLC (Professional Services) ... 1,040
16,821 James Hardie Industries PLC (Construction
Materials)(a) ................. 647
7,009
Israel — 0.27%
862
CyberArk Software Ltd. (Software)(a) ... 189
6,703
Nice Ltd., ADR (Software)(a) ......... 1,337
1,526
Italy — 1.61%
69,888
Assicurazioni Generali SpA (Insurance) .. 1,474
47,935
Enel SpA (Electric Utilities) .......... 356
1,561
Ferrari N.V. (Automobiles) ........... 526
157,139
Intesa Sanpaolo SpA (Banks) ......... 459
7,820
Iveco Group N.V. (Machinery)(a) ...... 70
168,665 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 2,087
7,356 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 452
166,391
Nexi SpA (Financial Services)(a) ....... 1,360
9,459
Poste Italiane SpA (Insurance) ......... 107
104,597
Snam SpA (Gas Utilities) ............ 537
180,455 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 1,505
8,933
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan — 17.16%
8,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment) ....... $ 299
6,845
AGC, Inc. (Building Products) ........ 254
4,500
Aisin Corp. (Automobile Components) .. 157
27,300
Ajinomoto Co., Inc. (Food Products) .... 1,053
15,300
Amada Co. Ltd. (Machinery) ......... 160
6,100
Asahi Group Holdings Ltd. (Beverages) .. 228
96,800
Astellas Pharma, Inc. (Pharmaceuticals) .. 1,158
3,900 Azbil Corp. (Electronic Equipment,
Instruments & Components) ...... 129
21,100 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 423
15,200 Bridgestone Corp. (Automobile
Components) ................. 630
38,300 Canon, Inc. (Technology Hardware, Storage
& Peripherals) ................ 983
4,300
Capcom Co. Ltd. (Entertainment) ...... 139
293,700
Concordia Financial Group Ltd. (Banks) . 1,343
178,200
CyberAgent, Inc. (Media) ............ 1,119
13,388 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 396
58,800
Daifuku Co. Ltd. (Machinery) ......... 1,190
40,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 868
1,279 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 148
15,550 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 471
578 Daiwa House REIT Investment Corp.
(Diversified REITs) ............ 1,032
12,000
Denso Corp. (Automobile Components) .. 181
4,800
Dentsu Group, Inc. (Media) .......... 123
3,900
Fuji Electric Co. Ltd. (Electrical Equipment) 168
8,400 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 505
10,900
Fujitsu Ltd. (IT Services) ............ 1,645
37,100
Hitachi Ltd. (Industrial Conglomerates) .. 2,676
12,900
Honda Motor Co. Ltd. (Automobiles) ... 134
20,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 2,588
39,100
Inpex Corp. (Oil, Gas & Consumable Fuels) 528
22,100 Isetan Mitsukoshi Holdings Ltd. (Broadline
Retail) ...................... 240
21,000
Isuzu Motors Ltd. (Automobiles) ....... 271
92,317 ITOCHU Corp. (Trading Companies &
Distributors) ................. 3,777
6,000
Japan Airlines Co. Ltd. (Passenger Airlines) 118
70,600 Japan Exchange Group, Inc. (Capital
Markets) .................... 1,494
8,300
Japan Post Insurance Co. Ltd. (Insurance) 147
5,554
JSR Corp. (Chemicals) .............. 158
9,200 Kawasaki Heavy Industries Ltd.
(Machinery) ................. 204
101,200 KDDI Corp. (Wireless Telecommunication
Services) .................... 3,220

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
6,100 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... $ 2,688
4,400
Kikkoman Corp. (Food Products) ...... 269
6,345
Komatsu Ltd. (Machinery) ........... 166
11,600
Kyoto Financial Group, Inc. (Banks) .... 181
6,000 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 1,582
22,200
Makita Corp. (Machinery) ........... 613
63,300 Marubeni Corp. (Trading Companies &
Distributors) ................. 1,001
6,700
MEIJI Holdings Co. Ltd. (Food Products) 159
66,600
MISUMI Group, Inc. (Machinery) ...... 1,129
171,435 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 2,740
34,200 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 471
9,700 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 567
432,200 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 3,715
131,788 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 4,954
36,100 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 885
12,600 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 404
109,800 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 2,331
14,700
NEC Corp. (IT Services) ............. 871
20,000
Nexon Co. Ltd. (Entertainment) ....... 365
19,200
Nikon Corp. (Household Durables) ..... 190
7,500 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 426
6,300
Nippon Sanso Holdings Corp. (Chemicals) 169
30,800
Nippon Steel Corp. (Metals & Mining) .. 706
910,000 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 1,112
66,500
Nissan Motor Co. Ltd. (Automobiles) ... 261
17,800 Nomura Research Institute Ltd. (IT
Services) .................... 518
1,800
Obic Co. Ltd. (IT Services) ........... 310
79,400 Odakyu Electric Railway Co. Ltd. (Ground
Transportation) ............... 1,211
104,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 1,507
12,000 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 560
10,800
ORIX Corp. (Financial Services) ....... 203
12,700 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 303
156,600 Panasonic Holdings Corp. (Household
Durables) ................... 1,551
243,800
Rakuten Group, Inc. (Broadline Retail) .. 1,086
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
22,400 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... $ 429
16,900
SBI Holdings, Inc. (Capital Markets) .... 380
35,552
Sekisui House Ltd. (Household Durables) 790
17,000
Shin-Etsu Chemical Co. Ltd. (Chemicals) 713
37,400
Shiseido Co. Ltd. (Personal Care Products) 1,128
12,800
Sompo Holdings, Inc. (Insurance) ...... 626
7,900
Sony Group Corp. (Household Durables) . 751
28,800 Square Enix Holdings Co. Ltd.
(Entertainment) ............... 1,034
18,800
Subaru Corp. (Automobiles) .......... 345
30,300 SUMCO Corp. (Semiconductors &
Semiconductor Equipment) ....... 454
14,148 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 690
4,800 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 143
8,500
T&D Holdings, Inc. (Insurance) ....... 135
25,000 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 719
22,400
The Chiba Bank Ltd. (Banks) ......... 162
29,700
Tokio Marine Holdings, Inc. (Insurance) . 743
80,800 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 423
26,400 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 4,730
25,700 Tokyu Fudosan Holdings Corp. (Real Estate
Management & Development) ..... 164
21,300
TOTO Ltd. (Building Products) ........ 561
17,900
Toyota Industries Corp. (Machinery) .... 1,460
485,000
Toyota Motor Corp. (Automobiles) ..... 8,913
6,770 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 399
17,027
Trend Micro, Inc. (Software) .......... 912
46,400
Unicharm Corp. (Household Products) ... 1,678
20,300 Welcia Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 355
43,300
Yakult Honsha Co. Ltd. (Food Products) . 973
5,700
ZOZO, Inc. (Specialty Retail) ......... 128
95,499
Luxembourg — 0.48%
27,423
ArcelorMittal SA (Metals & Mining) .... 777
2,992 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 195
96,377
Tenaris SA (Energy Equipment & Services) 1,675
2,647
Netherlands — 3.85%
57,506
ABN AMRO Bank N.V. (Banks) ....... 863
73,595
Aegon Ltd. (Insurance) .............. 426
24,788
Akzo Nobel N.V. (Chemicals) ......... 2,047
728
Argenx SE (Biotechnology)(a) ........ 276

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
10,915 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment) ....... $ 8,214
15,440
DSM BV (Chemicals) .............. 1,592
4,144
EXOR N.V. (Financial Services) ....... 414
14,622
ING Groep N.V. (Banks) ............. 218
61,918 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 1,778
41,503
Prosus N.V. (Broadline Retail) ......... 1,236
13,278 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 577
87,671
Stellantis N.V. (Automobiles) ......... 2,047
1,552
Topicus.com, Inc. (Software)(a) ........ 105
11,488
Wolters Kluwer N.V. (Professional Services) 1,632
21,425
New Zealand — 0.22%
198,179 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 1,102
31,069 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 102
1,204
Norway — 0.65%
11,596
DNB Bank ASA (Banks) ............ 247
105,375 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 3,342
3,589
Portugal — 0.31%
338,113 EDP - Energias de Portugal SA (Electric
Utilities) .................... 1,700
Singapore — 0.70%
232,772 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 535
3,306 CapitaLand Ascott Trust (Hotel & Resort
REITs) ..................... 2
175,970 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 275
58,000 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 139
149,100 City Developments Ltd. (Real Estate
Management & Development) ..... 751
57,800
DBS Group Holdings Ltd. (Banks) ..... 1,464
14,500 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 143
58,700
Singapore Airlines Ltd. (Passenger Airlines) 292
18,700
Singapore Exchange Ltd. (Capital Markets) 139
6,600
United Overseas Bank Ltd. (Banks) ..... 142
3,882
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa — 0.01%
4,663 Thungela Resources Ltd. (Oil, Gas &
Consumable Fuels) ............. $ 38
South Korea — 0.05%
4,504 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 275
Spain — 2.21%
8,052
Acciona SA (Electric Utilities) ........ 1,185
4,412 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 196
1,451 Aena SME SA (Transportation
Infrastructure) ................ 263
10,177 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... 729
620,640 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 5,634
28,433
Bankinter SA (Banks) ............... 182
62,673
CaixaBank SA (Banks) .............. 258
246,056
Iberdrola SA (Electric Utilities) ........ 3,223
11,872
Naturgy Energy Group SA (Gas Utilities) . 354
17,963
Repsol SA (Oil, Gas & Consumable Fuels) 267
12,291
Sweden — 1.63%
1,283
Alleima AB (Metals & Mining) ........ 10
10,590 Assa Abloy AB, Class - B (Building
Products) .................... 305
90,968
Atlas Copco AB, Class - A (Machinery) .. 1,566
59,272
Atlas Copco AB, Class - B (Machinery) .. 878
34,078
Essity AB, Class - B (Household Products) 845
11,977 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 117
51,934 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 715
32,522
Swedbank AB, Class - A (Banks) ....... 656
107,860 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 926
117,701
Volvo AB, Class - B (Machinery) ...... 3,054
9,072
Switzerland — 9.04%
135,931 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 6,030
6,796 Accelleron Industries AG (Electrical
Equipment) .................. 212
8,475 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 662
1,838 Baloise Holding AG, Registered Shares
(Insurance) .................. 288
679 Barry Callebaut AG, Registered Shares
(Food Products) ............... 1,146
44 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 528

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
19,821 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... $ 2,729
13,970
Coca-Cola HBC AG (Beverages) ....... 410
16,029
DSM-Firmenich AG (Chemicals) ...... 1,628
387,007
Glencore PLC (Metals & Mining) ...... 2,328
5,080 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 1,751
4,844 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 460
4,467 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services) ....... 1,879
8,432 Medacta Group SA (Health Care Equipment
& Supplies) .................. 1,260
74,089 Nestle SA, Registered Shares (Food
Products) .................... 8,593
67,717 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 6,835
441 Partners Group Holding AG (Capital
Markets) .................... 636
12,047
Roche Holding AG (Pharmaceuticals) ... 3,503
13,543
Sandoz Group AG (Pharmaceuticals)(a) .. 436
2,775 SGS SA, Registered Shares (Professional
Services) .................... 239
491 Sonova Holding AG (Health Care
Equipment & Supplies) ......... 160
1,212 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 729
1,098 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 299
191,523
UBS Group AG (Capital Markets) ...... 5,945
3,139
Zurich Insurance Group AG (Insurance) .. 1,641
50,327
United Kingdom — 10.92%
38,163
3i Group PLC (Capital Markets) ....... 1,177
161,400
abrdn PLC (Capital Markets) ......... 367
5,633
Admiral Group PLC (Insurance) ....... 193
46,639
Anglo American PLC (Metals & Mining) . 1,171
17,119 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,192
53,176
AstraZeneca PLC (Pharmaceuticals) .... 7,184
31,506 Auto Trader Group PLC (Interactive Media
& Services) .................. 290
221,258
Aviva PLC (Insurance) .............. 1,226
121,738
BAE Systems PLC (Aerospace & Defense) 1,723
109,656
BP PLC (Oil, Gas & Consumable Fuels) . 651
51,346
British American Tobacco PLC (Tobacco) 1,502
12,788 Bunzl PLC (Trading Companies &
Distributors) ................. 520
44,208 Burberry Group PLC (Textiles, Apparel &
Luxury Goods) ............... 798
21,955
CNH Industrial N.V. (Machinery) ...... 269
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
10,781 Coca-Cola Europacific Partners PLC
(Beverages) .................. $ 720
68,973 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 1,886
40,786
Diageo PLC (Beverages) ............ 1,484
38,064
Entain PLC (Hotels, Restaurants & Leisure) 482
176,859
Haleon PLC (Personal Care Products) ... 725
235,612
HSBC Holdings PLC (Banks) ......... 1,908
90,451
Imperial Brands PLC (Tobacco) ....... 2,082
242,896
Informa PLC (Media) ............... 2,418
6,566 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 593
480,645 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 1,854
114,719
Kingfisher PLC (Specialty Retail) ...... 356
18,851 Land Securities Group PLC (Diversified
REITs) ..................... 169
152,198
Legal & General Group PLC (Insurance) . 487
129,651
National Grid PLC (Multi-Utilities) ..... 1,748
4,989
Next PLC (Broadline Retail) .......... 516
16,942 Pearson PLC (Diversified Consumer
Services) .................... 208
56,944
RELX PLC (Professional Services) ..... 2,257
66,751
Rio Tinto PLC (Metals & Mining) ...... 4,970
8,382
Severn Trent PLC (Water Utilities) ..... 275
298,341
Shell PLC (Oil, Gas & Consumable Fuels) 9,778
100,164 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 1,377
12,142 Smiths Group PLC (Industrial
Conglomerates) ............... 273
44,660
SSE PLC (Electric Utilities) .......... 1,056
33,934
The Sage Group PLC (Software) ....... 507
18,373
The Weir Group PLC (Machinery) ...... 442
55,598
Unilever PLC (Personal Care Products) .. 2,692
10,568
United Utilities Group PLC (Water Utilities) 143
4,958 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 231
87,061
WPP PLC (Media) ................. 835
60,735
United States — 0.61%
8,324
Linde PLC (Chemicals) ............. 3,387
Total Common Stocks .............. 494,681
Warrant — 0.00%
Canada — 0.00%
835 Constellation Software, Inc., 3/31/40
(Software)(a)(b) ............... —
Total Warrant ................... —

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description
Value
(000)
Investment Companies — 9.10%
International Equity Funds — 8.57%
274,415
iShares Core MSCI EAFE ETF ........ $ 19,305
592,104
Vanguard FTSE Developed Markets ETF . 28,363
47,668
Money Market Funds — 0.53%
2,982,056 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.25%(c) .................... 2,981
2,981
Total Investment Companies ......... 50,649
Purchased Options on Futures — 0.01%
Total Purchased Options on Futures ... 72
Security Description
Value
(000)
Total Investments (cost $311,079 ) —
98.02% ..................... $ 545,402
Other assets in excess of liabilities —
1.98% ...................... 11,018
Net Assets - 100.00% $ 556,420
Amounts designated as "—" are $0 or have been rounded to $0.
(a) Represents non-income producing security.
(b) Security was valued using significant unobservable inputs as of
December 31, 2023.
(c) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
REIT—Real Estate Investment Trust
The International Equity Portfolio
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC Total
Common Stocks ....................................................................................................................................................... — 88.91% 88.91%
Warrant .................................................................................................................................................................... 0.00% — % 0.00%
Investment Companies ............................................................................................................................................. 8.74% 0.36% 9.10%
Purchased Options on Futures ................................................................................................................................. 0.01% — 0.01%
Other Assets (Liabilities) ......................................................................................................................................... 1.35% 0.63% 1.98%
Total Net Assets .................................................................................................................................................. 10.10% 89.90% 100.00%

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI EAFE Index Future ....................... 69 3/15/24 $ 7,772 $ 240
$ 7,772 $ 240
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 14 3/15/24 $ 3,374 $ (126)
$ 3,374 $ (126)
Total Unrealized Appreciation ..................... $ 240
Total Unrealized Depreciation ..................... (126)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 114
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 3 $ 722 $ 4,810.00 1/15/24 $ (7)
E-Mini S&P 500 Future Option ............. Put 6 1,178 3,925.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 6 1,163 3,875.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 12 2,384 3,975.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,013 4,050.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 3 716 4,770.00 1/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 10 1,975 3,950.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 8 1,540 3,850.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 3 723 4,820.00 1/19/24 (7)
E-Mini S&P 500 Future Option ............. Put 3 719 4,790.00 1/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 6 1,148 3,825.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 6 1,133 3,775.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 15 2,812 3,750.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 6 1,140 3,800.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 10 2,088 4,175.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 15 3,149 4,200.00 1/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 1 213 4,250.00 1/31/24 —
E-Mini S&P 500 Future Option ............. Put 3 690 4,600.00 1/31/24 (2)

HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 8 $ 1,640 $ 4,100.00 1/31/24 $ (1)
E-Mini S&P 500 Future Option ............. Put 9 1,823 4,050.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 2,000 4,000.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 7 1,619 4,625.00 1/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 4 922 4,610.00 1/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 4 825 4,125.00 1/31/24 —
E-Mini S&P 500 Future Option ............. Put 3 709 4,725.00 1/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 3 713 4,750.00 1/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 3 714 4,760.00 1/31/24 (6)
E-Mini S&P 500 Future Option ............. Put 14 2,939 4,200.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 5 1,106 4,425.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 10 2,304 4,610.00 2/19/24 (12)
E-Mini S&P 500 Future Option ............. Put 10 2,294 4,590.00 2/19/24 (12)
E-Mini S&P 500 Future Option ............. Put 10 2,262 4,525.00 2/19/24 (9)
E-Mini S&P 500 Future Option ............. Put 8 1,660 4,150.00 2/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 3 668 4,450.00 2/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 8 1,776 4,440.00 2/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 5 1,088 4,350.00 2/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 5 1,044 4,175.00 2/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 2,125 4,250.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 14 2,992 4,275.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 3 665 4,430.00 2/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 14 2,957 4,225.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 6 1,298 4,325.00 2/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 8 1,720 4,300.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 10 2,262 4,525.00 2/29/24 (12)
E-Mini S&P 500 Future Option ............. Put 8 1,750 4,375.00 2/29/24 (6)
E-Mini S&P 500 Future Option ............. Put 5 1,081 4,325.00 2/29/24 (3)
E-Mini S&P 500 Future Option ............. Put 5 1,075 4,300.00 2/29/24 (3)
E-Mini S&P 500 Future Option ............. Put 6 1,268 4,225.00 2/29/24 (3)
E-Mini S&P 500 Future Option ............. Put 9 1,913 4,250.00 2/29/24 (4)
E-Mini S&P 500 Future Option ............. Put 10 2,138 4,275.00 2/29/24 (5)
E-Mini S&P 500 Future Option ............. Put 5 1,113 4,450.00 2/29/24 (5)
E-Mini S&P 500 Future Option ............. Put 12 2,654 4,425.00 2/29/24 (10)
E-Mini S&P 500 Future Option ............. Put 3 683 4,550.00 2/29/24 (4)
E-Mini S&P 500 Future Option ............. Put 5 1,119 4,475.00 2/29/24 (5)
E-Mini S&P 500 Future Option ............. Put 10 2,199 4,400.00 2/29/24 (8)
E-Mini S&P 500 Future Option ............. Put 7 1,549 4,425.00 3/15/24 (8)
E-Mini S&P 500 Future Option ............. Put 14 3,079 4,400.00 3/15/24 (14)
E-Mini S&P 500 Future Option ............. Put 3 656 4,375.00 3/15/24 (3)
E-Mini S&P 500 Future Option ............. Put 12 2,594 4,325.00 3/15/24 (11)
E-Mini S&P 500 Future Option ............. Put 7 1,523 4,350.00 3/15/24 (7)
$ (236)
Exchanged-traded options on futures contacts purchased as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 3 $ 714 $ 4,760.00 1/15/24 $ 12
E-Mini S&P 500 Future Option ............. Call 6 1,476 4,920.00 1/15/24 2
E-Mini S&P 500 Future Option ............. Put 3 720 4,800.00 1/15/24 4

See accompanying notes to financial statements.
HC CAPITAL TRUST
The International Equity Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 5 $ 1,038 $ 4,150.00 1/19/24 $ —
E-Mini S&P 500 Future Option ............. Put 10 2,137 4,275.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 5 1,094 4,375.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 10 2,249 4,500.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 5 1,138 4,550.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 5 1,050 4,200.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 8 1,700 4,250.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 5 1,113 4,450.00 1/31/24 1
E-Mini S&P 500 Future Option ............. Put 9 1,979 4,400.00 1/31/24 2
E-Mini S&P 500 Future Option ............. Put 5 1,125 4,500.00 1/31/24 2
E-Mini S&P 500 Future Option ............. Put 5 1,138 4,550.00 1/31/24 2
E-Mini S&P 500 Future Option ............. Put 5 1,075 4,300.00 1/31/24 1
E-Mini S&P 500 Future Option ............. Put 5 1,175 4,700.00 1/31/24 6
E-Mini S&P 500 Future Option ............. Put 5 1,169 4,675.00 2/19/24 9
E-Mini S&P 500 Future Option ............. Put 5 1,188 4,750.00 2/19/24 14
E-Mini S&P 500 Future Option ............. Put 5 1,175 4,700.00 2/29/24 13
$ 72

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
96
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 59.98%
Australia — 3.85%
5,101
Ampol Ltd. (Oil, Gas & Consumable Fuels) $ 126
64,457
ANZ Group Holdings Ltd. (Banks) ..... 1,138
68,213
APA Group (Gas Utilities) ........... 397
12,428 Aristocrat Leisure Ltd. (Hotels, Restaurants
& Leisure) ................... 346
8,625
ASX Ltd. (Capital Markets) .......... 370
84,952 Aurizon Holdings Ltd. (Ground
Transportation) ............... 220
109,315
BHP Group Ltd. (Metals & Mining) ..... 3,753
9,452
BlueScope Steel Ltd. (Metals & Mining) . 151
50,295 Brambles Ltd. (Commercial Services &
Supplies) .................... 466
7,131 CAR Group Ltd. (Interactive Media &
Services) .................... 151
1,922 Cochlear Ltd. (Health Care Equipment &
Supplies) .................... 391
49,852 Coles Group Ltd. (Consumer Staples
Distribution & Retail) ........... 547
36,149
Commonwealth Bank of Australia (Banks) 2,753
20,567
Computershare Ltd. (Professional Services) 342
11,247
CSL Ltd. (Biotechnology) ............ 2,197
39,932
Dexus (Office REITs) ............... 209
3,158 EBOS Group Ltd. (Health Care Providers &
Services) .................... 71
90,149 Endeavour Group Ltd. (Consumer Staples
Distribution & Retail) ........... 320
36,205
Fortescue Ltd. (Metals & Mining) ...... 716
36,733
Goodman Group (Industrial REITs) ..... 633
5,983 IDP Education Ltd. (Diversified Consumer
Services) .................... 82
14,776
IGO Ltd. (Metals & Mining) .......... 91
93,272
Insurance Australia Group Ltd. (Insurance) 360
7,864
Macquarie Group Ltd. (Capital Markets) . 984
159,100
Medibank Pvt. Ltd. (Insurance) ........ 386
3,936
Mineral Resources Ltd. (Metals & Mining) 188
85,546
Mirvac Group (Diversified REITs) ...... 122
67,368
National Australia Bank Ltd. (Banks) .... 1,409
37,418 Northern Star Resources Ltd. (Metals &
Mining) ..................... 348
9,744
Orica Ltd. (Chemicals) .............. 106
48,023
Origin Energy Ltd. (Electric Utilities) ... 277
62,585
Pilbara Minerals Ltd. (Metals & Mining) . 168
20,036
Qantas Airways Ltd. (Passenger Airlines)(a) 73
31,958
QBE Insurance Group Ltd. (Insurance) .. 322
7,901 Ramsay Health Care Ltd. (Health Care
Providers & Services) ........... 283
1,150 REA Group Ltd. (Interactive Media &
Services) .................... 142
4,902 Reece Ltd. (Trading Companies &
Distributors) ................. 75
7,907
Rio Tinto Ltd. (Metals & Mining) ...... 731
69,772 Santos Ltd. (Oil, Gas & Consumable Fuels)
(b) ........................ 361
112,940
Scentre Group (Retail REITs) ......... 230
7,966
SEEK Ltd. (Interactive Media & Services) 145
Shares Security Description
Value
(000)
Common Stocks (continued)
Australia (continued)
17,348 Sonic Healthcare Ltd. (Health Care
Providers & Services) ........... $ 379
96,004
South32 Ltd. (Metals & Mining) ....... 218
52,015
Stockland (Diversified REITs) ......... 158
34,765
Suncorp Group Ltd. (Insurance) ....... 328
169,310 Telstra Group Ltd. (Diversified
Telecommunication Services) ..... 457
62,002
The GPT Group (Diversified REITs) .... 196
116,775 The Lottery Corp. Ltd. (Hotels, Restaurants
& Leisure) ................... 385
79,996 Transurban Group (Transportation
Infrastructure) ................ 747
31,730
Treasury Wine Estates Ltd. (Beverages) .. 233
83,889
Vicinity Ltd. (Retail REITs)(b) ........ 117
6,770 Washington H Soul Pattinson & Co. Ltd.
(Financial Services) ............ 151
25,577
Wesfarmers Ltd. (Broadline Retail) ..... 994
77,311
Westpac Banking Corp. (Banks) ....... 1,206
3,716
WiseTech Global Ltd. (Software) ....... 191
41,099 Woodside Energy Group Ltd. (Oil, Gas &
Consumable Fuels) ............. 870
33,643 Woolworths Group Ltd. (Consumer Staples
Distribution & Retail) ........... 853
29,663
Austria — 0.09%
7,434
Erste Group Bank AG (Banks)(b) ...... 302
3,193
OMV AG (Oil, Gas & Consumable Fuels) 140
1,476
Verbund AG (Electric Utilities) ........ 137
2,516
voestalpine AG (Metals & Mining) ..... 79
658
Belgium — 0.43%
3,275
Ageas SA/N.V. (Insurance) ........... 142
18,569 Anheuser-Busch InBev SA/N.V.
(Beverages) .................. 1,197
487
D'ieteren Group (Distributors) ......... 95
1,733
Elia Group SA/N.V. (Electric Utilities)(b) 217
2,046 Groupe Bruxelles Lambert N.V. (Financial
Services) .................... 161
5,361
KBC Group N.V. (Banks) ............ 347
27
Lotus Bakeries N.V. (Food Products)(b) .. 245
334
Sofina SA (Financial Services) ........ 83
1,525
Syensqo SA (Chemicals)(a) ........... 159
3,955
UCB SA (Pharmaceuticals) ........... 345
4,241
Umicore SA (Chemicals)(b) .......... 117
6,017 Warehouses De Pauw CVA (Industrial
REITs) ..................... 189
3,297
Canada — 1.16%
1,805
Agnico Eagle Mines Ltd. (Metals & Mining) 99
20,876 Algonquin Power & Utilities Corp. (Multi-
Utilities) .................... 132

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,210 Alimentation Couche-Tard, Inc. (Consumer
Staples Distribution & Retail) ..... $ 71
1,447
AltaGas Ltd. (Gas Utilities) ........... 30
8,890
Barrick Gold Corp. (Metals & Mining) .. 161
4,684 BCE, Inc. (Diversified Telecommunication
Services) .................... 184
22,560
Brookfield Corp. (Capital Markets) ..... 906
11,873 Canadian Natural Resources Ltd. (Oil, Gas
& Consumable Fuels) ........... 778
10,873 Canadian Pacific Kansas City Ltd. (Ground
Transportation) ............... 861
364 Canadian Tire Corp. Ltd., Class - A
(Broadline Retail) ............. 39
8,747 Canadian Utilities Ltd., Class - A (Multi-
Utilities) .................... 211
1,772 CCL Industries, Inc., Class - B (Containers
& Packaging) ................. 80
43,331 Cenovus Energy, Inc. (Oil, Gas &
Consumable Fuels) ............. 722
894
CGI, Inc. (IT Services)(a) ............ 96
2,311
Dollarama, Inc. (Broadline Retail) ...... 167
4,171 Element Fleet Management Corp.
(Commercial Services & Supplies) . 68
6,254
Emera, Inc. (Electric Utilities) ......... 237
8,039 Empire Co. Ltd., Class - A (Consumer
Staples Distribution & Retail) ..... 213
141
Fairfax Financial Holdings Ltd. (Insurance) 130
5,928
Fortis, Inc. (Electric Utilities) ......... 244
916
Franco-Nevada Corp. (Metals & Mining) . 101
1,808 George Weston Ltd. (Consumer Staples
Distribution & Retail) ........... 224
3,741
Great-West Lifeco, Inc. (Insurance) ..... 124
8,512
Hydro One Ltd. (Electric Utilities) ...... 255
1,267
Intact Financial Corp. (Insurance) ...... 195
2,821 Loblaw Cos. Ltd. (Consumer Staples
Distribution & Retail) ........... 273
4,489 Metro, Inc. (Consumer Staples Distribution
& Retail) .................... 232
9,124 Northland Power, Inc. (Independent Power
and Renewable Electricity Producers) 166
3,058
Power Corp. of Canada (Insurance) ..... 87
7,748 Quebecor, Inc., Class - B (Diversified
Telecommunication Services) ..... 184
2,611 RB Global, Inc. (Commercial Services &
Supplies) .................... 175
1,895 Restaurant Brands International, Inc.
(Hotels, Restaurants & Leisure) .... 148
4,615 Rogers Communications, Inc., Class - B
(Wireless Telecommunication
Services) .................... 216
664
Royal Bank of Canada (Banks) ........ 67
8,295
Saputo, Inc. (Food Products) .......... 168
1,376
Stantec, Inc. (Construction & Engineering) 110
1,012
Sun Life Financial, Inc. (Insurance) ..... 52
8,087 TELUS Corp. (Diversified
Telecommunication Services) ..... 144
Shares Security Description
Value
(000)
Common Stocks (continued)
Canada (continued)
1,274 The Descartes Systems Group, Inc.
(Software)(a) ................. $ 107
1,551 Thomson Reuters Corp. (Professional
Services) .................... 227
8,428
TMX Group Ltd. (Capital Markets) ..... 204
546 Toromont Industries Ltd. (Trading
Companies & Distributors) ....... 48
8,936
Cayman Islands — 0.02%
55,060 Sands China Ltd. (Hotels, Restaurants &
Leisure)(a) .................. 161
Chile — 0.02%
8,529
Antofagasta PLC (Metals & Mining) .... 183
Denmark — 1.97%
67 A.P. Moller - Maersk A/S, Class - A (Marine
Transportation) ............... 119
103 A.P. Moller - Maersk A/S, Class - B (Marine
Transportation) ............... 185
5,024
Carlsberg A/S, Class - B (Beverages) .... 630
2,287
Chr Hansen Holding A/S (Chemicals)(b) . 192
5,096 Coloplast A/S, Class - B (Health Care
Equipment & Supplies) ......... 582
31,570
Danske Bank A/S (Banks) ............ 844
2,368 Demant A/S (Health Care Equipment &
Supplies)(a) .................. 104
4,034
DSV A/S (Air Freight & Logistics) ..... 708
1,405
Genmab A/S (Biotechnology)(a)(b) ..... 448
78,296 Novo Nordisk A/S, Class - B
(Pharmaceuticals) ............. 8,096
7,521
Novozymes A/S, B shares (Chemicals) .. 414
4,781
Orsted A/S (Electric Utilities)(b) ....... 265
2,591 Pandora A/S (Textiles, Apparel & Luxury
Goods) ..................... 358
193 ROCKWOOL A/S, Class - B (Building
Products) .................... 56
21,392
Tryg A/S (Insurance)(b) ............. 466
52,514 Vestas Wind Systems A/S (Electrical
Equipment)(a) ................ 1,667
15,134
Finland — 0.55%
5,833 Elisa Oyj (Diversified Telecommunication
Services) .................... 270
9,629
Fortum Oyj (Electric Utilities) ......... 139
10,049 Kesko Oyj, Class - B (Consumer Staples
Distribution & Retail) ........... 199
8,087
Kone Oyj, Class - B (Machinery) ....... 403
13,507
Metso Oyj (Machinery)(b) ........... 137
9,044
Neste Oyj (Oil, Gas & Consumable Fuels) 322
116,046
Nokia Oyj (Communications Equipment) . 391
6,183
Nordea Bank Abp (Banks) ........... 76

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Finland (continued)
68,929
Nordea Bank Abp (Banks) ........... $ 853
4,869
Orion Oyj, Class - B (Pharmaceuticals) .. 211
11,404
Sampo Oyj, A Shares (Insurance) ...... 498
12,295 Stora Enso Oyj, Registered Shares (Paper &
Forest Products) ............... 170
11,410 UPM-Kymmene Oyj (Paper & Forest
Products) .................... 429
10,263
Wartsila Oyj Abp (Machinery) ......... 149
4,247
France — 6.82%
4,275
Accor SA (Hotels, Restaurants & Leisure) 163
745 Aeroports de Paris (Transportation
Infrastructure) ................ 96
11,897
Air Liquide SA (Chemicals) .......... 2,313
12,762
Airbus SE (Aerospace & Defense) ...... 1,969
6,209
Alstom SA (Machinery) ............. 83
1,326
Amundi SA (Capital Markets) ......... 90
1,288
Arkema SA (Chemicals) ............. 146
39,368
AXA SA (Insurance) ............... 1,281
4,170 BioMerieux (Health Care Equipment &
Supplies) .................... 463
22,602
BNP Paribas SA (Banks) ............. 1,562
47,200
Bollore SE (Entertainment) ........... 294
8,063
Bouygues SA (Construction & Engineering) 303
12,702 Bureau Veritas SA (Professional Services)
(b) ........................ 320
3,443
Capgemini SE (IT Services) .......... 717
30,893 Carrefour SA (Consumer Staples
Distribution & Retail)(b) ........ 565
10,004
Cie de Saint-Gobain (Building Products) . 736
14,500 Cie Generale des Etablissements Michelin
SCA (Automobile Components) ... 520
1,112
Covivio SA (Office REITs) ........... 60
24,780
Credit Agricole SA (Banks) ........... 352
17,984
Danone SA (Food Products) .......... 1,164
1,737 Dassault Aviation SA (Aerospace &
Defense)(b) .................. 343
33,189
Dassault Systemes SE (Software) ...... 1,621
8,174
Edenred (Financial Services) .......... 488
1,723
Eiffage SA (Construction & Engineering)(b) 185
44,793
Engie SA (Multi-Utilities) ............ 787
10,330 EssilorLuxottica SA (Health Care
Equipment & Supplies) ......... 2,071
945
Eurazeo SE (Financial Services) ....... 75
1,480
Gecina SA (Office REITs)(b) .......... 180
19,631
Getlink SE (Transportation Infrastructure) 359
1,052 Hermes International SCA (Textiles, Apparel
& Luxury Goods) .............. 2,228
3,470
Ipsen SA (Pharmaceuticals) ........... 413
1,585 Kering SA (Textiles, Apparel & Luxury
Goods) ..................... 698
4,664
Klepierre SA (Retail REITs) .......... 127
Shares Security Description
Value
(000)
Common Stocks (continued)
France (continued)
8,424 La Francaise des Jeux SAEM (Hotels,
Restaurants & Leisure) .......... $ 306
6,410
Legrand SA (Electrical Equipment) ..... 666
6,875
L'Oreal SA (Personal Care Products) .... 3,420
6,932 LVMH Moet Hennessy Louis Vuitton SE
(Textiles, Apparel & Luxury Goods) 5,614
71,779 Orange SA (Diversified Telecommunication
Services)(b) .................. 816
4,934
Pernod Ricard SA (Beverages) ........ 870
4,903
Publicis Groupe SA (Media) .......... 455
2,024
Remy Cointreau SA (Beverages) ....... 257
4,148
Renault SA (Automobiles) ........... 169
7,307
Safran SA (Aerospace & Defense) ...... 1,286
36,400
Sanofi (Pharmaceuticals) ............ 3,606
1,176 Sartorius Stedim Biotech (Life Sciences
Tools & Services) .............. 311
16,082 Schneider Electric SE (Electrical
Equipment)(b) ................ 3,227
2,310
SEB SA (Household Durables) ........ 288
15,684
Societe Generale SA (Banks) ......... 416
2,135
Sodexo SA (Hotels, Restaurants & Leisure) 235
2,871
Teleperformance SE (Professional Services) 419
4,384
Thales SA (Aerospace & Defense) ...... 648
61,693 TotalEnergies SE (Oil, Gas & Consumable
Fuels) ...................... 4,196
2,557 Unibail-Rodamco-Westfield (Retail REITs)
(a) ........................ 189
14,381
Veolia Environnement SA (Multi-Utilities) 453
11,112
Vinci SA (Construction & Engineering) .. 1,395
40,180
Vivendi SE (Media) ................ 429
4,959
Worldline SA (Financial Services)(a) .... 86
52,529
Germany — 5.01%
7,494 adidas AG (Textiles, Apparel & Luxury
Goods) ..................... 1,524
8,860
Allianz SE, Registered Shares (Insurance) 2,366
19,223
BASF SE (Chemicals) .............. 1,035
23,814 Bayer AG, Registered Shares
(Pharmaceuticals) ............. 884
6,859 Bayerische Motoren Werke AG
(Automobiles) ................ 763
1,288 Bayerische Motoren Werke AG, Preference
Shares (Automobiles) ........... 128
1,776
Bechtle AG (IT Services) ............ 89
4,068
Beiersdorf AG (Personal Care Products) .. 609
3,163 Brenntag SE (Trading Companies &
Distributors) ................. 291
873 Carl Zeiss Meditec AG, Class - BR (Health
Care Equipment & Supplies) ...... 95
87,694
Commerzbank AG (Banks) ........... 1,042
2,385
Continental AG (Automobile Components) 202
4,145
Covestro AG (Chemicals)(a) .......... 241
11,512
Daimler Truck Holding AG (Machinery) . 432

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
3,968 Delivery Hero SE (Hotels, Restaurants &
Leisure)(a) .................. $ 110
41,340 Deutsche Bank AG, Registered Shares
(Capital Markets) .............. 564
5,476
Deutsche Boerse AG (Capital Markets) .. 1,128
14,076 Deutsche Lufthansa AG, Registered Shares
(Passenger Airlines)(a)(b) ........ 125
77,395 Deutsche Telekom AG (Diversified
Telecommunication Services)(b) ... 1,858
21,270
DHL Group (Air Freight & Logistics) ... 1,053
3,307 Dr. Ing. h.c. F. Porsche AG, Preference
Shares (Automobiles) ........... 292
62,814
E.ON SE (Multi-Utilities) ............ 843
4,610
Evonik Industries AG (Chemicals) ...... 94
9,790 Fresenius Medical Care AG & Co. KGaA
(Health Care Providers & Services) . 410
13,662 Fresenius SE & Co. KGaA (Health Care
Providers & Services) ........... 423
5,558
GEA Group AG (Machinery) ......... 231
1,736
Hannover Rueck SE (Insurance) ....... 414
3,140 Heidelberg Materials AG (Construction
Materials) ................... 281
3,547 HelloFresh SE (Consumer Staples
Distribution & Retail)(a) ......... 56
2,264 Henkel AG & Co. KGaA (Household
Products) .................... 162
6,469 Henkel AG & Co. KGaA, Preference Shares
(Household Products) ........... 520
49,452 Infineon Technologies AG (Semiconductors
& Semiconductor Equipment)(b) ... 2,063
1,432
Knorr-Bremse AG (Machinery) ........ 93
3,558 LEG Immobilien SE (Real Estate
Management & Development)(a) ... 312
17,286
Mercedes-Benz Group AG (Automobiles) 1,193
3,798
Merck KGaA (Pharmaceuticals) ....... 604
1,153 MTU Aero Engines AG (Aerospace &
Defense) .................... 248
3,106 Muenchener Rueckversicherungs-
Gesellschaft AG in Muenchen,
Registered Shares (Insurance) ..... 1,286
1,267
Nemetschek SE (Software) ........... 110
3,320 Porsche Automobil Holding SE, Preference
Shares (Automobiles) ........... 170
2,289 Puma SE (Textiles, Apparel & Luxury
Goods)(b) ................... 128
111
Rational AG (Machinery) ............ 86
1,751
Rheinmetall AG (Aerospace & Defense) . 555
37,227 RWE AG (Independent Power and
Renewable Electricity Producers) .. 1,693
28,159
SAP SE (Software) ................. 4,334
673 Sartorius AG, Preference Shares (Life
Sciences Tools & Services) ....... 248
3,839
Scout24 SE (Interactive Media & Services) 272
21,513 Siemens AG, Registered Shares (Industrial
Conglomerates) ............... 4,034
11,710 Siemens Energy AG (Electrical Equipment)
(a)(b) ...................... 155
Shares Security Description
Value
(000)
Common Stocks (continued)
Germany (continued)
8,409 Siemens Healthineers AG (Health Care
Equipment & Supplies) ......... $ 488
5,048
Symrise AG (Chemicals)(b) .......... 555
2,854
Talanx AG (Insurance) .............. 204
88,140 Telefonica Deutschland Holding AG
(Diversified Telecommunication
Services) .................... 229
640
Volkswagen AG (Automobiles) ........ 84
4,408 Volkswagen AG, Preference Shares
(Automobiles) ................ 544
15,776 Vonovia SE (Real Estate Management &
Development) ................ 497
383
Wacker Chemie AG (Chemicals) ....... 48
4,937
Zalando SE (Specialty Retail)(a) ....... 117
38,615
Hong Kong — 1.39%
328,518
AIA Group Ltd. (Insurance) .......... 2,862
101,695
BOC Hong Kong Holdings Ltd. (Banks) . 276
38,300 Budweiser Brewing Co. APAC Ltd.
(Beverages) .................. 72
588,000 China Common Rich Renewable Energy
Investment Ltd. (Independent Power
and Renewable Electricity Producers)
(a)(c) ...................... —
46,700 CK Asset Holdings Ltd. (Real Estate
Management & Development) ..... 235
56,410 CK Hutchison Holdings Ltd. (Industrial
Conglomerates) ............... 302
33,000 CK Infrastructure Holdings Ltd. (Electric
Utilities) .................... 183
51,719
CLP Holdings Ltd. (Electric Utilities) ... 427
49,800 ESR Group Ltd. (Real Estate Management
& Development) .............. 69
1,119 Futu Holdings Ltd., ADR (Capital Markets)
(a) ........................ 61
46,000 Galaxy Entertainment Group Ltd. (Hotels,
Restaurants & Leisure) .......... 258
40,720 Hang Lung Properties Ltd. (Real Estate
Management & Development) ..... 57
20,139
Hang Seng Bank Ltd. (Banks) ......... 235
32,845 Henderson Land Development Co.
Ltd. (Real Estate Management &
Development) ................ 101
206,550 HKT Trust & HKT Ltd. (Diversified
Telecommunication Services)(b) ... 247
356,247 Hong Kong & China Gas Co. Ltd. (Gas
Utilities) .................... 273
25,800 Hong Kong Exchanges & Clearing Ltd.
(Capital Markets) .............. 885
50,740 Hongkong Land Holdings Ltd. (Real Estate
Management & Development) ..... 176
6,300 Jardine Matheson Holdings Ltd. (Industrial
Conglomerates) ............... 259
63,834
Link REIT (Retail REITs) ............ 358
52,500
MTR Corp. Ltd. (Ground Transportation) . 204

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
31,310 New World Development Co. Ltd. (Real
Estate Management & Development) $ 49
50,368 Power Assets Holdings Ltd. (Electric
Utilities) .................... 292
125,919
Prudential PLC (Insurance) ........... 1,423
127,328 Sino Land Co. Ltd. (Real Estate
Management & Development) ..... 139
29,000 SITC International Holdings Co. Ltd.
(Marine Transportation) ......... 50
31,360 Sun Hung Kai Properties Ltd. (Real Estate
Management & Development) ..... 339
9,430 Swire Pacific Ltd., Class - A (Real Estate
Management & Development) ..... 80
25,400 Swire Properties Ltd. (Real Estate
Management & Development) ..... 51
30,000
Techtronic Industries Co. Ltd. (Machinery) 358
22,000 The Wharf Holdings Ltd. (Real Estate
Management & Development) ..... 71
180,856
WH Group Ltd. (Food Products) ....... 117
36,000 Wharf Real Estate Investment Co. Ltd. (Real
Estate Management & Development) 122
39,000 Xinyi Glass Holdings Ltd. (Building
Products) .................... 44
10,675
Ireland (Republic of) — 1.08%
12,239 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 910
3,509 AerCap Holdings N.V. (Trading Companies
& Distributors)(a) ............. 261
33,654
AIB Group PLC (Banks) ............ 144
22,252
Bank of Ireland Group PLC (Banks) .... 202
15,446
CRH PLC (Construction Materials) ..... 1,065
13,176
CRH PLC (Construction Materials) ..... 911
2,896
DCC PLC (Industrial Conglomerates)(b) . 214
44,672
Experian PLC (Professional Services) ... 1,822
3,818 Flutter Entertainment PLC (Hotels,
Restaurants & Leisure)(a) ........ 674
9,536 James Hardie Industries PLC (Construction
Materials)(a) ................. 367
3,409 Kerry Group PLC, Class - A (Food
Products)(b) ................. 296
3,336
Kingspan Group PLC (Building Products) 289
6,818 Ryanair Holdings PLC, ADR (Passenger
Airlines)(a) .................. 909
5,626 Smurfit Kappa Group PLC (Containers &
Packaging)(b) ................ 223
8,287
Israel — 0.35%
1,661 Azrieli Group Ltd. (Real Estate Management
& Development) .............. 108
27,375
Bank Hapoalim BM (Banks) .......... 247
32,264
Bank Leumi Le-Israel BM (Banks) ..... 260
2,444 Check Point Software Technologies Ltd.
(Software)(a) ................. 374
Shares Security Description
Value
(000)
Common Stocks (continued)
Israel (continued)
947
CyberArk Software Ltd. (Software)(a) ... $ 207
1,005
Elbit Systems Ltd. (Aerospace & Defense) 214
1,806
Global-e Online Ltd. (Broadline Retail)(a) 72
30,132
ICL Group Ltd. (Chemicals) .......... 153
1
Isracard Ltd. (Consumer Finance) ...... —
25,890
Israel Discount Bank Ltd., Class - A (Banks) 130
3,229
Mizrahi Tefahot Bank Ltd. (Banks) ..... 125
553
Monday.com Ltd. (Software)(a) ........ 104
1,551
Nice Ltd. (Software)(a) .............. 313
24,245 Teva Pharmaceutical Industries Ltd., ADR
(Pharmaceuticals)(a) ........... 253
1,198
Wix.com Ltd. (IT Services)(a) ......... 147
2,707
Italy — 1.49%
5,860 Amplifon SpA (Health Care Providers &
Services) .................... 202
24,247
Assicurazioni Generali SpA (Insurance) .. 512
26,081
Banco BPM SpA (Banks) ............ 138
91,046 Davide Campari-Milano N.V., Class - M
(Beverages)(b) ................ 1,027
2,783 DiaSorin SpA (Health Care Equipment &
Supplies) .................... 286
175,407
Enel SpA (Electric Utilities)(b) ........ 1,304
52,652
Eni SpA (Oil, Gas & Consumable Fuels) . 892
2,211
Ferrari N.V. (Automobiles) ........... 748
2,906
Ferrari N.V. (Automobiles) ........... 979
13,096
FinecoBank Banca Fineco SpA (Banks) .. 196
22,664 Infrastrutture Wireless Italiane SpA
(Diversified Telecommunication
Services)(b) .................. 286
606,559
Intesa Sanpaolo SpA (Banks)(b) ....... 1,771
8,271
Leonardo SpA (Aerospace & Defense) ... 136
12,205 Mediobanca Banca di Credito Finanziario
SpA (Banks) ................. 151
4,441 Moncler SpA (Textiles, Apparel & Luxury
Goods) ..................... 273
12,889
Nexi SpA (Financial Services)(a) ....... 105
11,327
Poste Italiane SpA (Insurance) ......... 128
5,523
Prysmian SpA (Electrical Equipment) ... 251
4,565 Recordati Industria Chimica e Farmaceutica
SpA (Pharmaceuticals) .......... 246
74,135
Snam SpA (Gas Utilities) ............ 381
216,022 Telecom Italia SpA/Milano (Diversified
Telecommunication Services)(a) ... 70
56,350 Terna - Rete Elettrica Nazionale (Electric
Utilities) .................... 470
34,954
UniCredit SpA (Banks) .............. 948
11,500
Japan — 11.92%
16,800 Advantest Corp. (Semiconductors &
Semiconductor Equipment)(b) ..... 572

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
18,600 Aeon Co. Ltd. (Consumer Staples
Distribution & Retail) ........... $ 416
4,165
AGC, Inc. (Building Products)^ ........ 155
3,200
Aisin Corp. (Automobile Components) .. 112
12,000
Ajinomoto Co., Inc. (Food Products) .... 463
7,000 ANA Holdings, Inc. (Passenger Airlines)(a)
(b) ........................ 152
10,400
Asahi Group Holdings Ltd. (Beverages)(b) 388
4,700 Asahi Intecc Co. Ltd. (Health Care
Equipment & Supplies) ......... 96
25,710
Asahi Kasei Corp. (Chemicals) ........ 189
44,890
Astellas Pharma, Inc. (Pharmaceuticals) .. 537
2,500 Azbil Corp. (Electronic Equipment,
Instruments & Components) ...... 83
12,900 Bandai Namco Holdings, Inc. (Leisure
Products) .................... 259
2,900 BayCurrent Consulting, Inc. (Professional
Services) .................... 102
12,460 Bridgestone Corp. (Automobile
Components) ................. 516
5,100 Brother Industries Ltd. (Technology
Hardware, Storage & Peripherals) .. 81
25,247 Canon, Inc. (Technology Hardware, Storage
& Peripherals)^ ............... 648
6,900
Capcom Co. Ltd. (Entertainment) ...... 223
20,600 Central Japan Railway Co. (Ground
Transportation) ............... 524
27,600 Chubu Electric Power Co., Inc. (Electric
Utilities) .................... 357
14,500 Chugai Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 549
30,900
Concordia Financial Group Ltd. (Banks) . 141
4,439 Dai Nippon Printing Co. Ltd. (Commercial
Services & Supplies) ........... 131
6,600
Daifuku Co. Ltd. (Machinery) ......... 134
19,900
Dai-ichi Life Holdings, Inc. (Insurance) .. 422
40,000
Daiichi Sankyo Co. Ltd. (Pharmaceuticals) 1,099
5,700
Daikin Industries Ltd. (Building Products) 929
2,247 Daito Trust Construction Co. Ltd. (Real
Estate Management & Development) 260
12,530 Daiwa House Industry Co. Ltd. (Real Estate
Management & Development) ..... 380
138 Daiwa House REIT Investment Corp.
(Diversified REITs) ............ 247
28,900 Daiwa Securities Group, Inc. (Capital
Markets) .................... 195
40,800
Denso Corp. (Automobile Components) .. 616
4,270
Dentsu Group, Inc. (Media)^ .......... 110
2,000 Disco Corp. (Semiconductors &
Semiconductor Equipment) ....... 496
9,000 East Japan Railway Co. (Ground
Transportation) ............... 519
7,900
Eisai Co. Ltd. (Pharmaceuticals) ....... 395
88,678 ENEOS Holdings, Inc. (Oil, Gas &
Consumable Fuels) ............. 353
20,400
FANUC Corp. (Machinery) ........... 600
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,800
Fast Retailing Co. Ltd. (Specialty Retail) . $ 943
2,800
Fuji Electric Co. Ltd. (Electrical Equipment) 121
8,110 FUJIFILM Holdings Corp. (Technology
Hardware, Storage & Peripherals) .. 487
3,750
Fujitsu Ltd. (IT Services)(b) .......... 566
290
GLP J-Reit (Industrial REITs)(b) ....... 289
3,000 Hamamatsu Photonics KK (Electronic
Equipment, Instruments &
Components) ................. 123
7,500 Hankyu Hanshin Holdings, Inc. (Ground
Transportation) ............... 239
700 Hikari Tsushin, Inc. (Industrial
Conglomerates) ............... 116
680 Hirose Electric Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 77
2,200 Hitachi Construction Machinery Co. Ltd.
(Machinery) ................. 58
20,080
Hitachi Ltd. (Industrial Conglomerates) .. 1,450
99,262
Honda Motor Co. Ltd. (Automobiles) ... 1,032
2,400
Hoshizaki Corp. (Machinery) ......... 88
7,700 Hoya Corp. (Health Care Equipment &
Supplies) .................... 963
8,300 Hulic Co. Ltd. (Real Estate Management &
Development)^(b) ............. 87
2,400 Ibiden Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 133
39,295 Idemitsu Kosan Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 213
3,100 Iida Group Holdings Co. Ltd. (Household
Durables) ................... 46
20,600
Inpex Corp. (Oil, Gas & Consumable Fuels) 278
12,470
Isuzu Motors Ltd. (Automobiles) ....... 161
25,458 ITOCHU Corp. (Trading Companies &
Distributors) ................. 1,041
5,700 Japan Airlines Co. Ltd. (Passenger Airlines)
(b) ........................ 112
11,100 Japan Exchange Group, Inc. (Capital
Markets) .................... 235
386 Japan Metropolitan Fund Invest (Retail
REITs) ..................... 279
47,400
Japan Post Bank Co. Ltd. (Banks)(b) .... 483
61,760
Japan Post Holdings Co. Ltd. (Insurance)(b) 552
9,700
Japan Post Insurance Co. Ltd. (Insurance)(b) 172
71 Japan Real Estate Investment Corp. (Office
REITs) ..................... 294
32,127
Japan Tobacco, Inc. (Tobacco)^ ........ 830
11,500
JFE Holdings, Inc. (Metals & Mining)(b) . 178
3,833
JSR Corp. (Chemicals) .............. 109
11,600
Kajima Corp. (Construction & Engineering) 194
14,000
Kao Corp. (Personal Care Products) ..... 576
2,900 Kawasaki Kisen Kaisha Ltd. (Marine
Transportation) ............... 124
36,900 KDDI Corp. (Wireless Telecommunication
Services) .................... 1,174

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
242 KDX Realty Investment Corp. (Diversified
REITs) ..................... $ 276
2,700
Keio Corp. (Ground Transportation) .... 85
2,800 Keisei Electric Railway Co. Ltd. (Ground
Transportation) ............... 132
4,200 Keyence Corp. (Electronic Equipment,
Instruments & Components) ...... 1,852
3,000
Kikkoman Corp. (Food Products) ...... 184
7,600 Kintetsu Group Holdings Co. Ltd. (Ground
Transportation) ............... 241
26,910
Kirin Holdings Co. Ltd. (Beverages) .... 395
3,200 Kobayashi Pharmaceutical Co. Ltd.
(Personal Care Products) ........ 154
9,200 Kobe Bussan Co. Ltd. (Consumer Staples
Distribution & Retail) ........... 272
8,020 Koei Tecmo Holdings Co. Ltd.
(Entertainment) ............... 91
4,500 Koito Manufacturing Co. Ltd. (Automobile
Components) ................. 70
19,790
Komatsu Ltd. (Machinery) ........... 518
2,300
Konami Group Corp. (Entertainment) ... 120
1,100
Kose Corp. (Personal Care Products)^ ... 83
21,200
Kubota Corp. (Machinery) ........... 319
27,680 Kyocera Corp. (Electronic Equipment,
Instruments & Components) ...... 404
10,000
Kyowa Kirin Co. Ltd. (Pharmaceuticals) . 168
1,600 Lasertec Corp. (Semiconductors &
Semiconductor Equipment) ....... 422
9,600
M3, Inc. (Health Care Technology) ..... 159
4,900
Makita Corp. (Machinery) ........... 135
30,971 Marubeni Corp. (Trading Companies &
Distributors) ................. 490
13,700 MatsukiyoCocokara & Co. (Consumer
Staples Distribution & Retail) ..... 243
12,350
Mazda Motor Corp. (Automobiles) ..... 133
6,200 McDonald's Holdings Co. Japan Ltd.
(Hotels, Restaurants & Leisure) .... 268
12,300
MEIJI Holdings Co. Ltd. (Food Products) 292
7,900
MINEBEA MITSUMI, Inc. (Machinery) . 162
6,400
MISUMI Group, Inc. (Machinery) ...... 108
27,710 Mitsubishi Chemical Group Corp.
(Chemicals) .................. 170
74,220 Mitsubishi Corp. (Trading Companies &
Distributors) ................. 1,186
41,290 Mitsubishi Electric Corp. (Electrical
Equipment) .................. 585
27,500 Mitsubishi Estate Co. Ltd. (Real Estate
Management & Development) ..... 379
26,800 Mitsubishi HC Capital, Inc. (Financial
Services) .................... 180
6,897 Mitsubishi Heavy Industries Ltd.
(Machinery) ................. 403
246,082 Mitsubishi UFJ Financial Group, Inc.
(Banks) ..................... 2,116
27,866 Mitsui & Co. Ltd. (Trading Companies &
Distributors) ................. 1,047
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
3,950
Mitsui Chemicals, Inc. (Chemicals) ..... $ 117
19,000 Mitsui Fudosan Co. Ltd. (Real Estate
Management & Development) ..... 466
9,200 Mitsui O.S.K. Lines Ltd. (Marine
Transportation) ............... 294
57,752
Mizuho Financial Group, Inc. (Banks) ... 988
5,400 MonotaRO Co. Ltd. (Trading Companies &
Distributors)^ ................ 59
9,900 MS&AD Insurance Group Holdings, Inc.
(Insurance) .................. 389
37,200 Murata Manufacturing Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 790
5,230
NEC Corp. (IT Services) ............. 310
7,100
Nexon Co. Ltd. (Entertainment) ....... 129
9,200
NIDEC Corp. (Electrical Equipment) .... 372
25,100
Nintendo Co. Ltd. (Entertainment) ...... 1,310
75
Nippon Building Fund, Inc. (Office REITs)^ 325
2,100 NIPPON EXPRESS HOLDINGS, Inc. (Air
Freight & Logistics) ............ 119
21,200 Nippon Paint Holdings Co. Ltd. (Chemicals)
(b) ........................ 171
139 Nippon Prologis REIT, Inc. (Industrial
REITs)(b) ................... 268
3,800
Nippon Sanso Holdings Corp. (Chemicals) 102
18,300
Nippon Steel Corp. (Metals & Mining)(b) 419
767,100 Nippon Telegraph & Telephone Corp.
(Diversified Telecommunication
Services) .................... 938
10,400
Nippon Yusen KK (Marine Transportation) 322
2,500
Nissan Chemical Corp. (Chemicals) ..... 98
50,300
Nissan Motor Co. Ltd. (Automobiles) ... 198
9,600 Nissin Foods Holdings Co. Ltd. (Food
Products)(b) ................. 335
3,000
Nitori Holdings Co. Ltd. (Specialty Retail) 402
3,160
Nitto Denko Corp. (Chemicals) ........ 236
70,800
Nomura Holdings, Inc. (Capital Markets) . 321
2,600 Nomura Real Estate Holdings, Inc. (Real
Estate Management & Development) 68
249 Nomura Real Estate Master Fund, Inc.
(Diversified REITs) ............ 292
8,220 Nomura Research Institute Ltd. (IT
Services) .................... 239
13,500
NTT Data Group Corp. (IT Services) .... 191
18,900 Obayashi Corp. (Construction &
Engineering) ................. 164
2,100
Obic Co. Ltd. (IT Services) ........... 361
10,200 Odakyu Electric Railway Co. Ltd. (Ground
Transportation) ............... 156
45,500 Oji Holdings Corp. (Paper & Forest
Products) .................... 175
26,100 Olympus Corp. (Health Care Equipment &
Supplies) .................... 378
3,800 Omron Corp. (Electronic Equipment,
Instruments & Components) ...... 177

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
15,600 Ono Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. $ 278
1,600 Open House Group Co. Ltd. (Household
Durables)(b) ................. 47
2,000
Oracle Corp. Japan (Software) ......... 155
25,400 Oriental Land Co. Ltd. (Hotels, Restaurants
& Leisure) ................... 946
25,000
ORIX Corp. (Financial Services) ....... 471
16,645
Osaka Gas Co. Ltd. (Gas Utilities) ...... 348
5,300
Otsuka Corp. (IT Services) ........... 219
11,300
Otsuka Holdings Co. Ltd. (Pharmaceuticals) 424
10,900 Pan Pacific International Holdings Corp.
(Broadline Retail) ............. 260
47,100 Panasonic Holdings Corp. (Household
Durables) ................... 467
34,200
Rakuten Group, Inc. (Broadline Retail)^(b) 152
31,200 Recruit Holdings Co. Ltd. (Professional
Services) .................... 1,320
31,500 Renesas Electronics Corp. (Semiconductors
& Semiconductor Equipment)(a)(b) . 570
57,885
Resona Holdings, Inc. (Banks) ........ 294
11,200 Ricoh Co. Ltd. (Technology Hardware,
Storage & Peripherals) .......... 86
7,480 Rohm Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 143
5,300
SBI Holdings, Inc. (Capital Markets) .... 119
6,300
SCSK Corp. (IT Services) ............ 125
6,500 Secom Co. Ltd. (Commercial Services &
Supplies) .................... 468
6,069 Seiko Epson Corp. (Technology Hardware,
Storage & Peripherals) .......... 91
8,200 Sekisui Chemical Co. Ltd. (Household
Durables) ................... 118
15,725
Sekisui House Ltd. (Household Durables) 349
18,930 Seven & i Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 751
13,000 SG Holdings Co. Ltd. (Air Freight &
Logistics) ................... 187
13,200
Sharp Corp. (Household Durables)^(b) ... 94
5,100 Shimadzu Corp. (Electronic Equipment,
Instruments & Components) ...... 143
1,700
Shimano, Inc. (Leisure Products)^ ...... 263
19,300 Shimizu Corp. (Construction &
Engineering) ................. 128
39,325
Shin-Etsu Chemical Co. Ltd. (Chemicals) 1,651
7,700
Shionogi & Co. Ltd. (Pharmaceuticals) .. 371
8,800
Shiseido Co. Ltd. (Personal Care Products) 265
25,000
Shizuoka Financial Group, Inc. (Banks) .. 212
1,300
SMC Corp. (Machinery) ............. 699
76,354 SoftBank Corp. (Wireless
Telecommunication Services) ..... 952
22,200 SoftBank Group Corp. (Wireless
Telecommunication Services) ..... 991
7,460
Sompo Holdings, Inc. (Insurance) ...... 365
36,100
Sony Group Corp. (Household Durables) . 3,435
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
5,100 Square Enix Holdings Co. Ltd.
(Entertainment) ............... $ 183
13,254
Subaru Corp. (Automobiles) .......... 243
7,600 SUMCO Corp. (Semiconductors &
Semiconductor Equipment)^(b) .... 114
32,260
Sumitomo Chemical Co. Ltd. (Chemicals) 79
22,740 Sumitomo Corp. (Trading Companies &
Distributors) ................. 496
15,520 Sumitomo Electric Industries Ltd.
(Automobile Components) ....... 198
5,500 Sumitomo Metal Mining Co. Ltd. (Metals &
Mining) ..................... 166
44,703 Sumitomo Mitsui Financial Group, Inc.
(Banks) ..................... 2,181
17,800 Sumitomo Mitsui Trust Holdings, Inc.
(Banks) ..................... 342
6,200 Sumitomo Realty & Development Co.
Ltd. (Real Estate Management &
Development) ................ 184
7,400
Suntory Beverage & Food Ltd. (Beverages) 244
8,100
Suzuki Motor Corp. (Automobiles) ..... 347
3,700 Sysmex Corp. (Health Care Equipment &
Supplies) .................... 206
10,800
T&D Holdings, Inc. (Insurance) ....... 172
5,850
Taisei Corp. (Construction & Engineering) 200
39,045 Takeda Pharmaceutical Co. Ltd.
(Pharmaceuticals) ............. 1,123
8,300 TDK Corp. (Electronic Equipment,
Instruments & Components) ...... 395
14,500 Terumo Corp. (Health Care Equipment &
Supplies) .................... 475
16,700
The Chiba Bank Ltd. (Banks) ......... 121
27,710 The Kansai Electric Power Co., Inc.
(Electric Utilities) ............. 368
4,900
TIS, Inc. (IT Services) .............. 108
8,400 Tobu Railway Co. Ltd. (Ground
Transportation) ............... 225
5,300
Toho Co. Ltd. (Entertainment) ......... 179
40,120
Tokio Marine Holdings, Inc. (Insurance) . 1,005
59,700 Tokyo Electric Power Co. Holdings, Inc.
(Electric Utilities)(a) ........... 312
15,080 Tokyo Electron Ltd. (Semiconductors &
Semiconductor Equipment) ....... 2,703
15,500
Tokyo Gas Co. Ltd. (Gas Utilities) ...... 356
16,700
Tokyu Corp. (Ground Transportation) ... 203
5,200 TOPPAN Holdings, Inc. (Commercial
Services & Supplies) ........... 145
30,100
Toray Industries, Inc. (Chemicals) ...... 157
5,600
Tosoh Corp. (Chemicals) ............ 72
2,800
TOTO Ltd. (Building Products) ........ 74
3,200
Toyota Industries Corp. (Machinery) .... 261
228,700
Toyota Motor Corp. (Automobiles) ..... 4,203
4,600 Toyota Tsusho Corp. (Trading Companies &
Distributors) ................. 271
4,700
Trend Micro, Inc. (Software)^ ......... 251
12,700
Unicharm Corp. (Household Products) ... 460

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Japan (continued)
8,600
USS Co. Ltd. (Specialty Retail) ........ $ 173
9,000 Welcia Holdings Co. Ltd. (Consumer
Staples Distribution & Retail) ..... 157
7,400 West Japan Railway Co. (Ground
Transportation)(b) ............. 309
12,600
Yakult Honsha Co. Ltd. (Food Products) . 283
3,000
Yamaha Corp. (Leisure Products) ...... 69
18,300
Yamaha Motor Co. Ltd. (Automobiles)^ .. 163
13,300 Yamato Holdings Co. Ltd. (Air Freight &
Logistics) ................... 246
5,200
Yaskawa Electric Corp. (Machinery) .... 217
4,900 Yokogawa Electric Corp. (Electronic
Equipment, Instruments &
Components) ................. 93
57,900 Z Holdings Corp. (Interactive Media &
Services) .................... 205
4,400 Zensho Holdings Co. Ltd. (Hotels,
Restaurants & Leisure) .......... 231
6,400
ZOZO, Inc. (Specialty Retail)(b) ....... 144
91,862
Luxembourg — 0.35%
43,932
ArcelorMittal SA (Metals & Mining) .... 1,246
7,715 Eurofins Scientific SE (Life Sciences Tools
& Services) .................. 502
54,621
Tenaris SA (Energy Equipment & Services) 949
2,697
Netherlands — 3.31%
11,652
ABN AMRO Bank N.V. (Banks) ....... 175
1,166
Adyen N.V. (Financial Services)(a)(b) ... 1,502
38,737
Aegon Ltd. (Insurance) .............. 224
3,801
Akzo Nobel N.V. (Chemicals) ......... 314
1,355
Argenx SE (Biotechnology)(a) ........ 514
1,004 ASM International N.V. (Semiconductors &
Semiconductor Equipment) ....... 521
9,814 ASML Holding N.V. (Semiconductors &
Semiconductor Equipment)(b) ..... 7,386
6,976
ASR Nederland N.V. (Insurance) ....... 328
1,660 BE Semiconductor Industries N.V.
(Semiconductors & Semiconductor
Equipment) .................. 250
5,459
Euronext N.V. (Capital Markets) ....... 474
2,794
EXOR N.V. (Financial Services) ....... 279
11,050
Ferrovial SE (Construction & Engineering) 403
4,827
Heineken Holding N.V. (Beverages) .... 408
16,874
Heineken N.V. (Beverages) ........... 1,712
1,227 IMCD N.V. (Trading Companies &
Distributors)(b) ............... 213
134,095
ING Groep N.V. (Banks) ............. 2,003
13,478
JDE Peet's N.V. (Food Products)(b) ..... 363
29,819 Koninklijke Ahold Delhaize N.V. (Consumer
Staples Distribution & Retail) ..... 857
167,546 Koninklijke KPN N.V. (Diversified
Telecommunication Services) ..... 576
Shares Security Description
Value
(000)
Common Stocks (continued)
Netherlands (continued)
17,210 Koninklijke Philips N.V. (Health Care
Equipment & Supplies)(a) ....... $ 401
8,132
NN Group N.V. (Insurance) ........... 320
10,235
OCI N.V. (Chemicals)(b) ............ 296
31,607
Prosus N.V. (Broadline Retail)(b) ...... 941
11,884 QIAGEN N.V. (Life Sciences Tools &
Services)(a) .................. 517
2,592
Randstad N.V. (Professional Services) ... 162
38,014
Stellantis N.V. (Automobiles) ......... 886
47,699
Stellantis N.V. (Automobiles) ......... 1,114
17,602 Universal Music Group N.V.
(Entertainment) ............... 501
13,131
Wolters Kluwer N.V. (Professional Services) 1,865
25,505
New Zealand — 0.11%
28,587 Auckland International Airport Ltd.
(Transportation Infrastructure) ..... 159
12,606 Fisher & Paykel Healthcare Corp. Ltd.
(Health Care Equipment & Supplies) 188
14,981
Mercury NZ Ltd. (Electric Utilities) ..... 62
27,865 Meridian Energy Ltd. (Independent Power
and Renewable Electricity Producers) 98
40,576 Spark New Zealand Ltd. (Diversified
Telecommunication Services) ..... 133
3,165
Xero Ltd. (Software)(a) ............. 242
882
Norway — 0.46%
9,942 Adevinta ASA (Interactive Media &
Services)(a) .................. 110
6,851 Aker BP ASA (Oil, Gas & Consumable
Fuels) ...................... 199
60,866
DNB Bank ASA (Banks) ............ 1,295
19,436 Equinor ASA (Oil, Gas & Consumable
Fuels) ...................... 617
8,113
Gjensidige Forsikring ASA (Insurance) .. 150
2,950 Kongsberg Gruppen ASA (Aerospace &
Defense) .................... 135
9,859
Mowi ASA (Food Products)(b) ........ 177
27,809
Norsk Hydro ASA (Metals & Mining) ... 187
30,074
Orkla ASA (Food Products) .......... 233
1,621
Salmar ASA (Food Products) ......... 91
21,968 Telenor ASA (Diversified
Telecommunication Services) ..... 252
3,344
Yara International ASA (Chemicals) .... 119
3,565
Portugal — 0.08%
67,084 EDP - Energias de Portugal SA (Electric
Utilities) .................... 337
10,204 Galp Energia SGPS SA (Oil, Gas &
Consumable Fuels)(b) .......... 150

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Portugal (continued)
6,126 Jeronimo Martins SGPS SA (Consumer
Staples Distribution & Retail)(b) ... $ 156
643
Singapore — 0.72%
123,638 CapitaLand Ascendas REIT (Industrial
REITs) ..................... 284
115,024 CapitaLand Integrated Commercial Trust
(Retail REITs) ................ 180
56,400 CapitaLand Investment Ltd. (Real Estate
Management & Development) ..... 135
10,900 City Developments Ltd. (Real Estate
Management & Development) ..... 55
39,131
DBS Group Holdings Ltd. (Banks) ..... 992
217,300 Genting Singapore Ltd. (Hotels, Restaurants
& Leisure) ................... 164
39,246 Grab Holdings Ltd. (Ground Transportation)
(a) ........................ 132
6,200 Jardine Cycle & Carriage Ltd. (Industrial
Conglomerates) ............... 139
31,600 Keppel Corp. Ltd. (Industrial
Conglomerates) ............... 169
143,190
Mapletree Logistics Trust (Industrial REITs) 189
51,100 Mapletree Pan Asia Commercial Trust
(Retail REITs) ................ 61
72,437 Oversea-Chinese Banking Corp. Ltd.
(Banks) ..................... 714
7,729
Sea Ltd., ADR (Entertainment)(a) ...... 313
920,887
Seatrium Ltd. (Machinery)(a) ......... 82
30,400
Sembcorp Industries Ltd. (Multi-Utilities) 122
31,900 Singapore Airlines Ltd. (Passenger Airlines)
(b) ........................ 159
35,400
Singapore Exchange Ltd. (Capital Markets) 264
70,900 Singapore Technologies Engineering Ltd.
(Aerospace & Defense) ......... 209
207,240 Singapore Telecommunications Ltd.
(Diversified Telecommunication
Services) .................... 388
27,100
United Overseas Bank Ltd. (Banks) ..... 584
10,100 UOL Group Ltd. (Real Estate Management
& Development) .............. 48
52,300
Wilmar International Ltd. (Food Products) 142
5,525
South Korea — 0.11%
563 Samsung Electronics Co. Ltd., GDR
(Technology Hardware, Storage &
Peripherals) .................. 843
Spain — 1.45%
917
Acciona SA (Electric Utilities) ........ 135
4,763 ACS Actividades de Construccion y
Servicios SA (Construction &
Engineering) ................. 211
1,626 Aena SME SA (Transportation
Infrastructure) ................ 295
Shares Security Description
Value
(000)
Common Stocks (continued)
Spain (continued)
21,269 Amadeus IT Group SA (Hotels, Restaurants
& Leisure) ................... $ 1,524
128,883 Banco Bilbao Vizcaya Argentaria SA
(Banks) ..................... 1,170
348,225
Banco Santander SA (Banks)(b) ....... 1,453
88,602
CaixaBank SA (Banks) .............. 364
18,433 Cellnex Telecom SA (Diversified
Telecommunication Services)(b) ... 726
6,876 Corp. ACCIONA Energias Renovables SA
(Independent Power and Renewable
Electricity Producers) ........... 213
6,762 EDP Renovaveis SA (Independent Power
and Renewable Electricity Producers) 138
16,062
Enagas SA (Gas Utilities)(b) .......... 271
11,745
Endesa SA (Electric Utilities) ......... 239
6,467
Grifols SA (Biotechnology)(a) ......... 110
137,556
Iberdrola SA (Electric Utilities) ........ 1,802
23,464 Industria de Diseno Textil SA (Specialty
Retail) ...................... 1,021
7,922
Naturgy Energy Group SA (Gas Utilities) . 236
23,606
Redeia Corp. SA (Electric Utilities) ..... 389
27,783
Repsol SA (Oil, Gas & Consumable Fuels) 412
115,611 Telefonica SA (Diversified
Telecommunication Services) ..... 451
11,160
Sweden — 1.65%
6,011
Alfa Laval AB (Machinery) .......... 240
21,421 Assa Abloy AB, Class - B (Building
Products) .................... 618
58,189
Atlas Copco AB, Class - A (Machinery) .. 1,003
33,417
Atlas Copco AB, Class - B (Machinery) .. 495
8,154 Beijer Ref AB (Trading Companies &
Distributors) ................. 109
7,368
Boliden AB (Metals & Mining) ........ 229
14,328
Epiroc AB, Class - A (Machinery) ...... 287
8,455
Epiroc AB, Class - B (Machinery) ...... 148
7,587
EQT AB (Capital Markets) ........... 214
18,840
Essity AB, Class - B (Household Products) 467
3,905 Evolution AB (Hotels, Restaurants &
Leisure) .................... 466
13,679 Fastighets AB Balder, B shares (Real Estate
Management & Development)(a) ... 97
8,143 Getinge AB, B shares (Health Care
Equipment & Supplies) ......... 181
14,109 H & M Hennes & Mauritz AB, Class - B
(Specialty Retail) .............. 247
44,699 Hexagon AB, Class - B (Electronic
Equipment, Instruments &
Components) ................. 536
4,521 Holmen AB, B shares (Paper & Forest
Products) .................... 191
7,775
Husqvarna AB, B shares (Machinery) ... 64
2,827 Industrivarden AB, Class - A (Financial
Services)(b) .................. 92

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Sweden (continued)
3,339 Industrivarden AB, Class - C (Financial
Services) .................... $ 109
5,924
Indutrade AB (Machinery) ........... 154
3,210 Investment AB Latour, Class - B (Industrial
Conglomerates) ............... 84
36,850
Investor AB, Class - B (Financial Services) 854
2,331 L E Lundbergforetagen AB, Class - B
(Financial Services) ............ 127
5,067 Lifco AB, Class - B (Industrial
Conglomerates) ............... 124
31,718 Nibe Industrier AB, Class - B (Building
Products) .................... 223
4,153
Saab AB, Class - B (Aerospace & Defense) 250
4,205 Sagax AB, Class - B (Real Estate
Management & Development) ..... 116
22,789
Sandvik AB (Machinery) ............ 493
16,839 Securitas AB, Class - B (Commercial
Services & Supplies) ........... 164
38,470 Skandinaviska Enskilda Banken AB, Class -
A (Banks) ................... 529
7,376 Skanska AB, Class - B (Construction &
Engineering) ................. 133
7,765
SKF AB, B shares (Machinery) ........ 155
18,542 Svenska Cellulosa AB SCA, Class - B
(Paper & Forest Products) ........ 278
43,138 Svenska Handelsbanken AB, Class - A
(Banks) ..................... 468
22,817
Swedbank AB, Class - A (Banks) ....... 460
9,004 Swedish Orphan Biovitrum AB
(Biotechnology)(a) ............. 238
27,515 Tele2 AB, B shares (Wireless
Telecommunication Services) ..... 236
81,189 Telefonaktiebolaget LM Ericsson, Class - B
(Communications Equipment) ..... 508
116,989 Telia Co. AB (Diversified
Telecommunication Services)(b) ... 298
4,341
Volvo AB, Class - A (Machinery) ....... 115
32,488
Volvo AB, Class - B (Machinery) ...... 844
12,919 Volvo Car AB, Class - B (Automobiles)(a)
(b) ........................ 42
12,686
Switzerland — 6.63%
54,950 ABB Ltd., Registered Shares (Electrical
Equipment) .................. 2,438
3,469 Adecco Group AG (Professional Services)
(b) ........................ 170
21,573 Alcon, Inc. (Health Care Equipment &
Supplies) .................... 1,685
2,088 Avolta AG, Registered Shares (Specialty
Retail)(a)(b) ................. 82
720 Bachem Holding AG (Life Sciences Tools &
Services) .................... 56
3,143 Baloise Holding AG, Registered Shares
(Insurance) .................. 492
4,375 Banque Cantonale Vaudoise, Registered
Shares (Banks) ................ 564
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
292 Barry Callebaut AG, Registered Shares
(Food Products)(b) ............. $ 493
2,754
BKW AG (Electric Utilities) .......... 489
4 Chocoladefabriken Lindt & Spruengli AG
(Food Products) ............... 486
22 Chocoladefabriken Lindt & Spruengli AG,
Class - PC (Food Products) ....... 264
17,423 Cie Financiere Richemont SA, Registered
Shares (Textiles, Apparel & Luxury
Goods) ..................... 2,399
4,678
Clariant AG, Registered Shares (Chemicals) 69
6,264
Coca-Cola HBC AG (Beverages) ....... 184
3,983
DSM-Firmenich AG (Chemicals) ...... 404
154
EMS-Chemie Holding AG (Chemicals) .. 125
751 Geberit AG, Registered Shares (Building
Products) .................... 481
226 Givaudan SA, Registered Shares
(Chemicals) .................. 936
226,110
Glencore PLC (Metals & Mining)(b) .... 1,360
2,045 Helvetia Holding AG, Registered Shares
(Insurance) .................. 282
11,380
Holcim AG (Construction Materials)(b) .. 894
4,475
Julius Baer Group Ltd. (Capital Markets) . 251
1,448 Kuehne + Nagel International AG,
Registered Shares (Marine
Transportation) ............... 499
3,586 Logitech International SA, Registered
Shares (Technology Hardware, Storage
& Peripherals) ................ 340
3,557 Lonza Group AG, Registered Shares (Life
Sciences Tools & Services)(b) ..... 1,496
67,062 Nestle SA, Registered Shares (Food
Products) .................... 7,776
55,747 Novartis AG, Registered Shares
(Pharmaceuticals) ............. 5,627
484 Partners Group Holding AG (Capital
Markets) .................... 698
15,908
Roche Holding AG (Pharmaceuticals) ... 4,626
3,416
Roche Holding AG (Pharmaceuticals) ... 1,062
8,792
Sandoz Group AG (Pharmaceuticals)(a) .. 283
1,142
Schindler Holding AG (Machinery) ..... 286
509 Schindler Holding AG, Registered Shares
(Machinery) ................. 121
5,117 SGS SA, Registered Shares (Professional
Services)(b) .................. 442
11,969
SIG Group AG (Containers & Packaging)(b) 276
6,187
Sika AG, Registered Shares (Chemicals)(b) 2,014
1,125 Sonova Holding AG (Health Care
Equipment & Supplies)(b) ....... 367
31,748 STMicroelectronics N.V. (Semiconductors
& Semiconductor Equipment) ..... 1,586
2,336 Straumann Holding AG, Registered Shares
(Health Care Equipment & Supplies) 377
698
Swiss Life Holding AG (Insurance) ..... 485

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Switzerland (continued)
5,642 Swiss Prime Site AG, Registered Shares
(Real Estate Management &
Development) ................ $ 603
8,458
Swiss Re AG (Insurance) ............ 951
1,346 Swisscom AG, Registered Shares
(Diversified Telecommunication
Services) .................... 810
1,379
Temenos AG, Registered Shares (Software) 128
598 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 163
1,141 The Swatch Group AG (Textiles, Apparel &
Luxury Goods) ............... 60
101,557
UBS Group AG (Capital Markets) ...... 3,153
580
VAT Group AG (Machinery) .......... 291
3,690
Zurich Insurance Group AG (Insurance) .. 1,929
51,053
Taiwan — 0.11%
7,869 Taiwan Semiconductor Manufacturing
Co. Ltd., ADR (Semiconductors &
Semiconductor Equipment) ....... 818
United Kingdom — 8.74%
50,431
3i Group PLC (Capital Markets) ....... 1,556
42,449
abrdn PLC (Capital Markets) ......... 97
12,056
Admiral Group PLC (Insurance) ....... 412
27,216
Anglo American PLC (Metals & Mining) . 683
21,415 Ashtead Group PLC (Trading Companies &
Distributors) ................. 1,490
7,323 Associated British Foods PLC (Food
Products) .................... 221
41,065
AstraZeneca PLC (Pharmaceuticals)(b) .. 5,547
31,320 Auto Trader Group PLC (Interactive Media
& Services)(b) ................ 288
58,667
Aviva PLC (Insurance) .............. 325
146,648
BAE Systems PLC (Aerospace & Defense) 2,076
773,801
Barclays PLC (Banks)(b) ............ 1,516
20,601 Barratt Developments PLC (Household
Durables)(b) ................. 148
2,368 Berkeley Group Holdings PLC (Household
Durables) ................... 141
498,377
BP PLC (Oil, Gas & Consumable Fuels) . 2,961
50,382
British American Tobacco PLC (Tobacco) 1,474
160,786 BT Group PLC (Diversified
Telecommunication Services) ..... 254
15,212 Bunzl PLC (Trading Companies &
Distributors) ................. 618
8,054 Burberry Group PLC (Textiles, Apparel &
Luxury Goods)(b) ............. 145
150,545
Centrica PLC (Multi-Utilities)(b) ....... 270
6,218 Coca-Cola Europacific Partners PLC
(Beverages) .................. 415
67,179 Compass Group PLC (Hotels, Restaurants &
Leisure) .................... 1,837
6,308
Croda International PLC (Chemicals)(b) . 406
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
72,843
Diageo PLC (Beverages) ............ $ 2,652
16,091
Endeavour Mining PLC (Metals & Mining) 360
13,508 Entain PLC (Hotels, Restaurants & Leisure)
(b) ........................ 171
146,432
GSK PLC (Pharmaceuticals) .......... 2,706
199,489
Haleon PLC (Personal Care Products)(b) . 817
11,553 Halma PLC (Electronic Equipment,
Instruments & Components) ...... 337
7,712 Hargreaves Lansdown PLC (Capital
Markets) .................... 72
11,609 Hikma Pharmaceuticals PLC
(Pharmaceuticals)(b) ........... 265
420,851
HSBC Holdings PLC (Banks) ......... 3,408
23,123
Imperial Brands PLC (Tobacco) ....... 532
29,827
Informa PLC (Media) ............... 297
3,670 InterContinental Hotels Group PLC (Hotels,
Restaurants & Leisure) .......... 332
6,447
Intertek Group PLC (Professional Services) 349
112,721 J Sainsbury PLC (Consumer Staples
Distribution & Retail) ........... 435
56,070
JD Sports Fashion PLC (Specialty Retail) 119
84,510
Kingfisher PLC (Specialty Retail) ...... 262
14,172 Land Securities Group PLC (Diversified
REITs) ..................... 127
127,794
Legal & General Group PLC (Insurance) . 409
1,390,038
Lloyds Banking Group PLC (Banks) .... 845
19,678 London Stock Exchange Group PLC
(Capital Markets)(b) ............ 2,326
46,682
M&G PLC (Financial Services) ........ 132
28,892 Melrose Industries PLC (Aerospace &
Defense) .................... 209
10,527
Mondi PLC (Paper & Forest Products) ... 206
101,215
National Grid PLC (Multi-Utilities) ..... 1,365
431,847
NatWest Group PLC (Banks)(b) ....... 1,207
2,685
Next PLC (Broadline Retail) .......... 278
12,518 Ocado Group PLC (Consumer Staples
Distribution & Retail)(a)(b) ...... 121
25,999 Pearson PLC (Diversified Consumer
Services) .................... 320
6,947
Persimmon PLC (Household Durables) .. 123
16,260
Phoenix Group Holdings PLC (Insurance) 111
20,455 Reckitt Benckiser Group PLC (Household
Products) .................... 1,413
67,017
RELX PLC (Professional Services) ..... 2,655
93,522 Rentokil Initial PLC (Commercial Services
& Supplies) .................. 526
35,830
Rio Tinto PLC (Metals & Mining) ...... 2,667
180,355 Rolls-Royce Holdings PLC (Aerospace &
Defense)(a) .................. 689
19,339
Schroders PLC (Capital Markets) ...... 106
45,890
Segro PLC (Industrial REITs) ......... 519
14,673
Severn Trent PLC (Water Utilities)(b) ... 482
166,927
Shell PLC (Oil, Gas & Consumable Fuels) 5,470
23,969 Smith & Nephew PLC (Health Care
Equipment & Supplies) ......... 329

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
United Kingdom (continued)
7,389 Smiths Group PLC (Industrial
Conglomerates) ............... $ 166
2,628
Spirax-Sarco Engineering PLC (Machinery) 352
31,035
SSE PLC (Electric Utilities) .......... 734
11,795
St. James's Place PLC (Capital Markets) . 103
49,774
Standard Chartered PLC (Banks) ....... 423
76,573 Taylor Wimpey PLC (Household Durables)
(b) ........................ 143
225,045 Tesco PLC (Consumer Staples Distribution
& Retail) .................... 834
43,451
The Sage Group PLC (Software) ....... 649
76,912
Unilever PLC (Personal Care Products) .. 3,724
34,840
United Utilities Group PLC (Water Utilities) 471
573,588 Vodafone Group PLC (Wireless
Telecommunication Services) ..... 501
4,370 Whitbread PLC (Hotels, Restaurants &
Leisure) .................... 204
12,917
Wise PLC, Class - A (Financial Services)(a) 144
22,414
WPP PLC (Media) ................. 215
67,292
United States — 0.11%
1,319 Brookfield Renewable Corp., Class - A
(Independent Power and Renewable
Electricity Producers) ........... 38
49,296
Coupang, Inc. (Broadline Retail)(a) ..... 798
836
Total Common Stocks .............. 461,959
Investment Companies — 38.03%
Domestic Equity Funds — 1.60%
272,380
BlackRock Health Sciences Term Trust .. 3,990
498,965 BlackRock Innovation and Growth Term
Trust ....................... 3,657
687,300 Neuberger Berman Energy Infrastructure
and Income Fund, Inc. .......... 4,729
12,376
International Equity Funds — 32.45%
270,769
Aberforth Smaller Companies Trust PLC . 4,755
516,982
Abrdn UK Smaller Cos Growth Trust PLC 3,018
122,104
Argo Investments Ltd. .............. 745
35,247
ASA Gold and Precious Metals Ltd. ..... 531
472,756
Asia Dragon Trust PLC ............. 2,127
223,851
Australian Foundation Investment Co. Ltd. 1,136
1,614,892
AVI Japan Opportunity Trust PLC ...... 2,614
2,703,535
Baillie Gifford European Growth Trust PLC 3,204
1,366,606
Baillie Gifford Shin Nippon PLC ....... 2,299
1,050,273
Baillie Gifford UK Growth Trust PLC ... 2,219
410,859 BlackRock Enhanced International Dividend
Trust ....................... 2,165
Shares Security Description
Value
(000)
International Equity Funds (continued)
426,879 BlackRock Greater Europe Investment Trust
PLC ....................... $ 3,079
181,428 BlackRock Science and Technology Term
Trust ....................... 3,032
78,418
CBRE Global Real Estate Income Fund .. 426
535,029
European Opportunities Trust PLC^ ..... 5,973
422,147
Fidelity Emerging Markets Ltd. ........ 3,315
1,828,198
Fidelity Japan Trust PLC ............ 4,310
1,012,300
Fidelity Special Values PLC .......... 3,599
2,118,994
Henderson European Focus Trust PLC ... 4,699
1,628,376
Henderson EuroTrust PLC ........... 2,926
507,965
iShares Core MSCI EAFE ETF ........ 35,735
2,071
iShares MSCI EAFE ETF ............ 156
849,919
Japan Smaller Capitalization Fund, Inc. .. 6,451
1,862,113
JPMorgan European Discovery Trust PLC 9,979
7,782,827
JPMorgan European Growth & Income PLC 9,700
893,288 JPMorgan Japan Small Cap Growth &
Income PLC ................. 3,569
1,525,143
JPMorgan Japanese Investment Trust PLC 9,534
1,670,107
Mercantile Investment Trust PLC ...... 4,714
152,510
Morgan Stanley China A Share Fund, Inc. 1,943
436,017 Neuberger Berman Next Generation
Connectivity Fund, Inc. ......... 4,766
749,267
Oakley Capital Investments Ltd. ....... 4,717
2,579,755
Polar Capital Global Financials Trust PLC 4,912
190,094
Polar Capital Global Healthcare Trust PLC 799
2,396,500
Regal Asian Investments Ltd. ......... 3,429
2,692,880
Schroder Japan Trust PLC ............ 7,962
10,089,219
Schroders Capital Global Innovation Trust 1,884
219,097
Smithson Investment Trust PLC ....... 3,951
845,841
Strategic Equity Capital PLC ......... 3,455
1,151,235
Temple Bar Investment Trust PLC ...... 3,492
1,841,780 Templeton Emerging Markets Investment
Trust PLC ................... 3,558
485,445
The Baillie Gifford Japan Trust PLC .... 4,380
513,524
The Edinburgh Investment Trust PLC ... 4,483
1,725,905
The European Smaller Cos. ........... 3,596
264,440
The Monks Investment Trust PLC ...... 3,579
266,469
The New Germany Fund, Inc. ......... 2,329
957,596
Vanguard FTSE Developed Markets ETF . 45,868
500,245
WAM Global Ltd. ................. 680
1,008,150
Worldwide Healthcare Trust PLC/Fund .. 3,996
249,789
Money Market Funds — 3.98%
4,712,000 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5.00%^^(d) 4,712
25,941,365 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.25%(d) .................... 25,940
30,652
Total Investment Companies ......... 292,817

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Security Description
Value
(000)
Purchased Options on Futures — 0.02%
Total Purchased Options on Futures ... $ 117
Total Investments (cost $624,963 ) —
98.03% ..................... 754,893
Other assets in excess of liabilities —
1.97% ...................... 15,133
Net Assets - 100.00% $ 770,026
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2023.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(a) Represents non-income producing security.
(b) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(c) Security was valued using significant unobservable inputs as of
December 31, 2023.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
REIT—Real Estate Investment Trust
The Institutional International Equity Portfolio
City of London
Investment
Management
Company,
Limited
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions
Monashee
Investment
Management,
LLC Total
Common Stocks .............................................................................. — 59.98% — — — 59.98%
Investment Companies .................................................................... 24.18% 0.08% 3.02% 0.01% 10.74% 38.03%
Purchased Options on Futures ........................................................ — — — — 0.02% 0.02%
Other Assets (Liabilities) ................................................................ -0.56% 0.43% 0.48% — 1.62% 1.97%
Total Net Assets ......................................................................... 23.62% 60.49% 3.50% 0.01% 12.38% 100.00%

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI EAFE Index Future .................................. 403 3/15/24 $ 45,386 $ 1,697
$ 45,386 $ 1,697
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future .................................... 35 3/15/24 $ 8,435 $ (314)
$ 8,435 $ (314)
Total Unrealized Appreciation ..................... $ 1,697
Total Unrealized Depreciation ..................... (314)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 1,383
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 5 $ 1,203 $ 4,810.00 1/15/24 $ (11)
E-Mini S&P 500 Future Option ............. Put 9 1,766 3,925.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 10 1,938 3,875.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 21 4,173 3,975.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 8 1,620 4,050.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,193 4,770.00 1/19/24 (7)
E-Mini S&P 500 Future Option ............. Put 17 3,358 3,950.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 13 2,503 3,850.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,205 4,820.00 1/19/24 (12)
E-Mini S&P 500 Future Option ............. Put 5 1,198 4,790.00 1/19/24 (9)
E-Mini S&P 500 Future Option ............. Put 10 1,913 3,825.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 10 1,888 3,775.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 24 4,499 3,750.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 1,900 3,800.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 17 3,549 4,175.00 1/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 25 5,249 4,200.00 1/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 425 4,250.00 1/31/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,150 4,600.00 1/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 12 2,460 4,100.00 1/31/24 (1)

HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 15 $ 3,038 $ 4,050.00 1/31/24 $ (1)
E-Mini S&P 500 Future Option ............. Put 16 3,200 4,000.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 11 2,544 4,625.00 1/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 8 1,844 4,610.00 1/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 7 1,444 4,125.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 5 1,181 4,725.00 1/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 5 1,188 4,750.00 1/31/24 (9)
E-Mini S&P 500 Future Option ............. Put 5 1,190 4,760.00 1/31/24 (10)
E-Mini S&P 500 Future Option ............. Put 23 4,829 4,200.00 2/19/24 (6)
E-Mini S&P 500 Future Option ............. Put 8 1,770 4,425.00 2/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 17 3,919 4,610.00 2/19/24 (22)
E-Mini S&P 500 Future Option ............. Put 16 3,672 4,590.00 2/19/24 (19)
E-Mini S&P 500 Future Option ............. Put 17 3,846 4,525.00 2/19/24 (15)
E-Mini S&P 500 Future Option ............. Put 13 2,698 4,150.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 6 1,335 4,450.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 14 3,108 4,440.00 2/19/24 (8)
E-Mini S&P 500 Future Option ............. Put 8 1,740 4,350.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 8 1,670 4,175.00 2/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 17 3,613 4,250.00 2/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 25 5,343 4,275.00 2/19/24 (8)
E-Mini S&P 500 Future Option ............. Put 5 1,108 4,430.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 23 4,858 4,225.00 2/19/24 (6)
E-Mini S&P 500 Future Option ............. Put 11 2,379 4,325.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 14 3,010 4,300.00 2/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 17 3,846 4,525.00 2/29/24 (21)
E-Mini S&P 500 Future Option ............. Put 14 3,063 4,375.00 2/29/24 (10)
E-Mini S&P 500 Future Option ............. Put 8 1,730 4,325.00 2/29/24 (5)
E-Mini S&P 500 Future Option ............. Put 8 1,720 4,300.00 2/29/24 (4)
E-Mini S&P 500 Future Option ............. Put 10 2,113 4,225.00 2/29/24 (4)
E-Mini S&P 500 Future Option ............. Put 16 3,400 4,250.00 2/29/24 (7)
E-Mini S&P 500 Future Option ............. Put 16 3,420 4,275.00 2/29/24 (8)
E-Mini S&P 500 Future Option ............. Put 8 1,780 4,450.00 2/29/24 (7)
E-Mini S&P 500 Future Option ............. Put 21 4,645 4,425.00 2/29/24 (17)
E-Mini S&P 500 Future Option ............. Put 5 1,138 4,550.00 2/29/24 (7)
E-Mini S&P 500 Future Option ............. Put 8 1,790 4,475.00 2/29/24 (8)
E-Mini S&P 500 Future Option ............. Put 16 3,520 4,400.00 2/29/24 (12)
E-Mini S&P 500 Future Option ............. Put 13 2,876 4,425.00 3/15/24 (16)
E-Mini S&P 500 Future Option ............. Put 27 5,939 4,400.00 3/15/24 (30)
E-Mini S&P 500 Future Option ............. Put 5 1,094 4,375.00 3/15/24 (5)
E-Mini S&P 500 Future Option ............. Put 20 4,324 4,325.00 3/15/24 (18)
E-Mini S&P 500 Future Option ............. Put 13 2,828 4,350.00 3/15/24 (12)
$ (403)
Exchanged-traded options on futures contacts purchased as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 5 $ 1,190 $ 4,760.00 1/15/24 $ 19
E-Mini S&P 500 Future Option ............. Call 10 2,460 4,920.00 1/15/24 3
E-Mini S&P 500 Future Option ............. Put 5 1,200 4,800.00 1/15/24 7
E-Mini S&P 500 Future Option ............. Put 8 1,660 4,150.00 1/19/24 —

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Institutional International Equity Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 17 $ 3,634 $ 4,275.00 1/19/24 $ 1
E-Mini S&P 500 Future Option ............. Put 8 1,750 4,375.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 16 3,600 4,500.00 1/19/24 2
E-Mini S&P 500 Future Option ............. Put 8 1,820 4,550.00 1/19/24 2
E-Mini S&P 500 Future Option ............. Put 8 1,680 4,200.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 14 2,975 4,250.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 8 1,780 4,450.00 1/31/24 2
E-Mini S&P 500 Future Option ............. Put 15 3,300 4,400.00 1/31/24 3
E-Mini S&P 500 Future Option ............. Put 8 1,800 4,500.00 1/31/24 3
E-Mini S&P 500 Future Option ............. Put 8 1,820 4,550.00 1/31/24 4
E-Mini S&P 500 Future Option ............. Put 8 1,720 4,300.00 1/31/24 1
E-Mini S&P 500 Future Option ............. Put 8 1,880 4,700.00 1/31/24 10
E-Mini S&P 500 Future Option ............. Put 8 1,870 4,675.00 2/19/24 15
E-Mini S&P 500 Future Option ............. Put 8 1,900 4,750.00 2/19/24 22
E-Mini S&P 500 Future Option ............. Put 8 1,880 4,700.00 2/29/24 20
$ 117

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
113
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks — 81.67%
Brazil — 4.54%
429,922
Ambev SA (Beverages) ............. $ 1,216
435,636 B3 SA - Brasil Bolsa Balcao (Capital
Markets) .................... 1,305
230,432
Banco Bradesco SA (Banks) .......... 725
514,150 Banco Bradesco SA, Preference Shares
(Banks)(a) ................... 1,810
90,794
Banco do Brasil SA (Banks) .......... 1,036
159,261
BB Seguridade Participacoes SA (Insurance) 1,104
91,542 Centrais Eletricas Brasileiras SA (Electric
Utilities) .................... 800
444,892 Cia Energetica de Minas Gerais, Preference
Shares (Electric Utilities) ........ 1,052
98,100 Cia Siderurgica Nacional SA (Metals &
Mining) ..................... 397
25,620 Gerdau SA, Preference Shares (Metals &
Mining) ..................... 125
193,344 Hapvida Participacoes e Investimentos S/A
(Health Care Providers & Services)(b) 177
414,005 Itau Unibanco Holding SA, Preference
Shares (Banks) ................ 2,896
64,365
JBS S/A (Food Products) ............ 330
144,200
Klabin SA (Containers & Packaging) .... 660
103,765 Localiza Rent a Car SA (Ground
Transportation) ............... 1,359
153,824
Lojas Renner SA (Specialty Retail) ..... 552
462,500
Magazine Luiza SA (Broadline Retail)(b) . 206
97,849 Natura & Co. Holding SA (Personal Care
Products)(a)(b) ............... 340
651,855 Petroleo Brasileiro SA (Oil, Gas &
Consumable Fuels) ............. 5,233
150,533 Petroleo Brasileiro SA, Preference Shares
(Oil, Gas & Consumable Fuels) .... 1,154
93,520
PRIO SA (Oil, Gas & Consumable Fuels)(a) 887
223,600 Raia Drogasil SA (Consumer Staples
Distribution & Retail) ........... 1,354
108,800
Rumo SA (Ground Transportation)(a) ... 514
41,400
Suzano SA (Paper & Forest Products) ... 474
203,702 TIM SA (Wireless Telecommunication
Services) .................... 752
225,652
Vale SA (Metals & Mining) ........... 3,587
243,850
WEG SA (Electrical Equipment) ....... 1,854
31,899
Chile — 0.44%
23,065
Banco de Credito e Inversiones SA (Banks) 625
293,158 Empresas CMPC SA (Paper & Forest
Products) .................... 566
7,657,528
Enel Americas SA (Electric Utilities)(b) .. 848
7,027,795
Enel Chile SA (Electric Utilities) ....... 455
47,236
Falabella SA (Broadline Retail)(b) ...... 118
7,697 Sociedad Quimica y Minera de Chile
SA, Preference Shares (Electrical
Equipment) .................. 460
3,072
Shares Security Description
Value
(000)
Common Stocks (continued)
China — 18.51%
77,365 360 Security Technology, Inc., Class - A
(Software)(b) ................. $ 98
7,995 3peak, Inc., Class - A (Semiconductors &
Semiconductor Equipment) ....... 165
14,000 AAC Technologies Holdings, Inc.
(Electronic Equipment, Instruments &
Components) ................. 42
2,150,000 Agricultural Bank of China Ltd., H Shares
(Banks) ..................... 829
75,400 Air China Ltd., Class - A (Passenger
Airlines)(b) .................. 78
700,000 Air China Ltd., H Shares (Passenger
Airlines)(b) .................. 443
43,000
Akeso, Inc. (Biotechnology)(b) ........ 256
1,302,618 Alibaba Group Holding Ltd. (Broadline
Retail) ...................... 12,612
314,000 Aluminum Corp of China Ltd., H Shares
(Metals & Mining) ............. 157
155,700 Aluminum Corp. of China Ltd., Class - A
(Metals & Mining) ............. 124
6,300 Anjoy Foods Group Co. Ltd., Class - A
(Food Products) ............... 93
111,000 ANTA Sports Products Ltd. (Textiles,
Apparel & Luxury Goods) ....... 1,077
5,814 Autohome, Inc., ADR (Interactive Media &
Services) .................... 163
177,126 Baidu, Inc. (Interactive Media & Services)
(b) ........................ 2,634
5,524,100
Bank of China Ltd., H Shares (Banks) ... 2,108
1,399,000 Bank of Communications Co. Ltd., H Shares
(Banks) ..................... 873
281,350 Beijing Dabeinong Technology Group Co.
Ltd., Class - A (Food Products) .... 236
144,823 Beijing Shiji Information Technology Co.
Ltd., Class - A (Software)(b) ...... 199
9,449
Bilibili, Inc., ADR (Entertainment)(b) ... 115
4,040
Bilibili, Inc., Class - Z (Entertainment)(b) 48
32,000
BYD Co. Ltd. (Automobiles)(a) ....... 879
70,553
BYD Co. Ltd., Class - A (Automobiles) .. 1,970
115,500 BYD Electronic International Co. Ltd.
(Communications Equipment) ..... 541
60,100 Chengxin Lithium Group Co. Ltd., Class - A
(Chemicals) .................. 193
432,000 China Cinda Asset Management Co. Ltd., H
Shares (Capital Markets)(a) ...... 43
134,900 China Communications Services Corp.
Ltd., H Shares (Construction &
Engineering) ................. 56
8,731,350 China Construction Bank Corp., H Shares
(Banks) ..................... 5,200
1,641,000 China Everbright Bank Co. Ltd., H Shares
(Banks) ..................... 488
110,000
China Feihe Ltd. (Food Products) ...... 60
69,200 China Galaxy Securities Co. Ltd., Class - A
(Capital Markets) .............. 118
174,000 China Galaxy Securities Co. Ltd., H Shares
(Capital Markets) .............. 92

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
53,600 China International Capital Corp. Ltd., Class
- A (Capital Markets) ........... $ 288
50,800 China International Capital Corp. Ltd., H
Shares (Capital Markets) ........ 75
1,115,000 China Life Insurance Co. Ltd., H Shares
(Insurance) .................. 1,445
108,200
China Literature Ltd. (Media)(a)(b) ..... 403
290,000 China Longyuan Power Group Corp. Ltd.,
H Shares (Independent Power and
Renewable Electricity Producers) .. 220
77,800 China Merchants Bank Co. Ltd., Class - A
(Banks) ..................... 305
410,500 China Merchants Bank Co. Ltd., H Shares
(Banks) ..................... 1,430
1,030,000 China National Building Material Co. Ltd.,
H Shares (Construction Materials)(a) 441
80,850 China Northern Rare Earth Group High-
Tech Co. Ltd., Class - A (Metals &
Mining) ..................... 220
584,800 China Petroleum & Chemical Corp., Class -
A (Oil, Gas & Consumable Fuels) .. 460
1,643,400 China Petroleum & Chemical Corp., H
Shares (Oil, Gas & Consumable Fuels) 861
479,000 China Shenhua Energy Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 1,641
846,000 China Southern Airlines Co. Ltd., H Shares
(Passenger Airlines)(b) .......... 359
9,400 China Tourism Group Duty Free Corp. Ltd.,
Class - A (Specialty Retail) ....... 111
5,316,000 China Tower Corp. Ltd., H Shares
(Diversified Telecommunication
Services) .................... 558
71,100 China Vanke Co. Ltd., H Shares (Real Estate
Management & Development)(a) ... 66
12,400 Chongqing Brewery Co. Ltd., Class - A
(Beverages) .................. 116
51,000 Chongqing Changan Automobile Co. Ltd.,
Class - A (Automobiles) ......... 121
55,650 Chongqing Zhifei Biological Products Co.
Ltd., Class - A (Biotechnology) .... 480
189,765 CITIC Securities Co. Ltd., Class - A (Capital
Markets) .................... 545
83,000 CITIC Securities Co. Ltd., H Shares (Capital
Markets) .................... 169
285,000 CMOC Group Ltd., H Shares (Metals &
Mining) ..................... 156
23,040 Contemporary Amperex Technology Co.
Ltd., Class - A (Electrical Equipment) 530
482,430 COSCO SHIPPING Holdings Co. Ltd.,
Class - A (Marine Transportation) .. 652
124,800 COSCO SHIPPING Holdings Co. Ltd., H
Shares (Marine Transportation) .... 125
1,222,000 Country Garden Holdings Co. Ltd.
(Real Estate Management &
Development)^(b) ............. 122
195,678 Country Garden Services Holdings Co.
Ltd. (Real Estate Management &
Development) ................ 169
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
118,100 CSC Financial Co. Ltd., Class - A (Capital
Markets) .................... $ 394
288,000 CSPC Pharmaceutical Group Ltd.
(Pharmaceuticals)(a) ........... 268
4,307 Daqo New Energy Corp., ADR
(Semiconductors & Semiconductor
Equipment)(b) ................ 115
73,400 Dongfang Electric Corp. Ltd., Class - A
(Electrical Equipment) .......... 151
202,590 East Money Information Co. Ltd., Class - A
(Capital Markets) .............. 401
79,300
ENN Energy Holdings Ltd. (Gas Utilities) 584
55,623 Eve Energy Co. Ltd., Class - A (Electrical
Equipment) .................. 331
85,400 Fangda Carbon New Material Co. Ltd.,
Class - A (Electrical Equipment)(b) . 63
450,300 Focus Media Information Technology Co.
Ltd., Class - A (Media) .......... 401
58,660 Foshan Haitian Flavouring & Food Co. Ltd.,
Class - A (Food Products) ........ 314
67,000 Fosun International Ltd. (Industrial
Conglomerates) ............... 39
25,400 Fujian Sunner Development Co. Ltd., Class
- A (Food Products) ............ 62
83,704 GDS Holdings Ltd., Class - A (IT Services)
(b) ........................ 97
110,000 Genscript Biotech Corp. (Life Sciences
Tools & Services)(a)(b) ......... 280
112,200 GF Securities Co. Ltd., Class - A (Capital
Markets) .................... 226
85,000 GF Securities Co. Ltd., H Shares (Capital
Markets) .................... 102
2,400 Ginlong Technologies Co. Ltd., Class - A
(Electrical Equipment) .......... 24
276,500
Great Wall Motor Co. Ltd. (Automobiles) 359
37,800 Gree Electric Appliances, Inc. of Zhuhai,
Class - A (Household Durables) .... 171
157,000 Guanghui Energy Co. Ltd., Class - A (Oil,
Gas & Consumable Fuels) ....... 158
598,000 Guangzhou Automobile Group Co. Ltd., H
Shares (Automobiles) ........... 278
12,766 H World Group Ltd., ADR (Hotels,
Restaurants & Leisure) .......... 427
162,000 Haidilao International Holding Ltd. (Hotels,
Restaurants & Leisure) .......... 302
111,100 Haier Smart Home Co. Ltd., Class - A
(Household Durables) ........... 329
211,800 Haier Smart Home Co. Ltd., H Shares
(Household Durables) ........... 598
100 Haitong Securities Co. Ltd., Class - A
(Capital Markets) .............. —
88,400 Haitong Securities Co. Ltd., H Shares
(Capital Markets) .............. 47
160,500 Hengan International Group Co. Ltd.
(Personal Care Products) ........ 597
45,000 Hengli Petrochemical Co. Ltd., Class - A
(Chemicals)(b) ................ 84

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
10,100 Hithink RoyalFlush Information Network
Co. Ltd., Class - A (Capital Markets) $ 223
43,407 Horizon Construction Development Ltd.
(Trading Companies & Distributors)
(b) ........................ 26
137,000 Hua Hong Semiconductor Ltd.
(Semiconductors & Semiconductor
Equipment)(a)(b) .............. 331
25,200 Huadong Medicine Co. Ltd., Class - A
(Health Care Providers & Services) . 147
352,000 Huaneng Power International, Inc., H Shares
(Independent Power and Renewable
Electricity Producers)(a)(b) ....... 187
100 Huatai Securities Co. Ltd., Class - A (Capital
Markets) .................... —
59,000 Huatai Securities Co. Ltd., H Shares (Capital
Markets) .................... 75
89,400
Iflytek Co. Ltd., Class - A (Software) .... 585
6,214,440 Industrial & Commercial Bank of China
Ltd., H Shares (Banks) .......... 3,040
222,200 Inner Mongolia BaoTou Steel Union Co.
Ltd., Class - A (Metals & Mining)(b) 46
128,500
Innovent Biologics, Inc. (Biotechnology)(b) 704
23,184 Inspur Electronic Information Industry Co.
Ltd., Class - A (Technology Hardware,
Storage & Peripherals) .......... 109
22,650
iQIYI, Inc., ADR (Entertainment)(b) .... 111
84,050 JD Health International, Inc. (Consumer
Staples Distribution & Retail)(b) ... 421
177,057
JD.com, Inc. (Broadline Retail) ........ 2,551
1,180,000 Jiangsu Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 1,061
31 Jiangsu Hengrui Pharmaceuticals Co. Ltd.,
Class - A (Pharmaceuticals) ....... —
14,100 Juewei Food Co. Ltd., Class - A (Food
Products) .................... 53
12,389 Kanzhun Ltd. (Interactive Media &
Services) .................... 206
54,155 KE Holdings, Inc., ADR (Real Estate
Management & Development) ..... 878
421,000 Kingdee International Software Group Co.
Ltd. (Software)(b) ............. 614
62,000
Kingsoft Corp. Ltd. (Entertainment)(a) ... 191
197,500 Kuaishou Technology, Class - W (Interactive
Media & Services)(b) ........... 1,339
5,400 Kweichow Moutai Co. Ltd., Class - A
(Beverages) .................. 1,314
124,000 Lenovo Group Ltd. (Technology Hardware,
Storage & Peripherals) .......... 173
46,500 Lens Technology Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 87
101,414
Li Auto, Inc., Class - A (Automobiles)(b) . 1,911
229,000 Li Ning Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 613
131,819 Luxshare Precision Industry Co. Ltd., Class
- A (Electronic Equipment, Instruments
& Components) ............... 640
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
218,160 Meinian Onehealth Healthcare Holdings Co.
Ltd., Class - A (Health Care Providers
& Services)(b) ................ $ 185
401,828 Meituan, Class - W (Hotels, Restaurants &
Leisure)(b) .................. 4,215
59,000 Microport Scientific Corp. (Health Care
Equipment & Supplies)(b) ....... 64
7,280 Muyuan Foods Co. Ltd., Class - A (Food
Products) .................... 42
168,600
NetEase, Inc. (Entertainment) ......... 3,036
20,200 New China Life Insurance Co. Ltd., Class -
A (Insurance) ................. 89
171,200 New China Life Insurance Co. Ltd., H
Shares (Insurance) ............. 334
121,600 New Oriental Education & Technology
Group, Inc. (Diversified Consumer
Services)(b) .................. 860
121,605
NIO, Inc. (Automobiles)(b) ........... 1,103
23,520 Ovctek China, Inc., Class - A (Health Care
Equipment & Supplies) ......... 75
111,600 Perfect World Co. Ltd., Class - A
(Entertainment) ............... 186
456,300 PetroChina Co. Ltd., Class - A (Oil, Gas &
Consumable Fuels) ............. 454
1,264,000 PetroChina Co. Ltd., H Shares (Oil, Gas &
Consumable Fuels) ............. 835
330,000 PICC Property & Casualty Co. Ltd., H
Shares (Insurance) ............. 392
751,517 Ping An Insurance Group Co. of China Ltd.
(Insurance) .................. 3,402
71,500 Range Intelligent Computing Technology
Group Co. Ltd. (Machinery) ...... 256
345,600 Rongsheng Petrochemical Co. Ltd., Class -
A (Chemicals) ................ 504
45,700 SAIC Motor Corp. Ltd., Class - A
(Automobiles) ................ 87
16,300 Seres Group Co. Ltd., Class - A
(Automobiles)(b) .............. 175
120,299 Shandong Buchang Pharmaceuticals Co.
Ltd., Class - A (Pharmaceuticals) ... 289
136,100 Shanghai Electric Group Co. Ltd., Class - A
(Electrical Equipment)(b) ........ 80
9,000 Shanghai Junshi Biosciences Co. Ltd., Class
- A (Biotechnology)(b) .......... 53
921,300 Shanghai Pharmaceuticals Holding Co. Ltd.,
H Shares (Health Care Providers &
Services) .................... 1,347
6,090 Shanghai Putailai New Energy Technology
Co. Ltd., Class - A (Chemicals) .... 18
82,200 Shanxi Meijin Energy Co. Ltd., Class - A
(Metals & Mining)(b) ........... 77
57,920 Shenzhen Kangtai Biological Products Co.
Ltd., Class - A (Biotechnology) .... 222
99,700 Shenzhou International Group Holdings Ltd.
(Textiles, Apparel & Luxury Goods)(a) 1,027
26,100 Sichuan Kelun Pharmaceutical Co. Ltd.,
Class - A (Pharmaceuticals) ....... 107

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
50,000 Silergy Corp. (Semiconductors &
Semiconductor Equipment) ....... $ 815
169,000 Smoore International Holdings Ltd.
(Tobacco) ................... 141
233,617 Songcheng Performance Development Co.
Ltd., Class - A (Hotels, Restaurants &
Leisure) .................... 325
5,000 StarPower Semiconductor Ltd., Class - A
(Semiconductors & Semiconductor
Equipment) .................. 128
124,127 Sunny Optical Technology Group Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 1,126
30,900 Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class - A (Electronic
Equipment, Instruments &
Components) ................. 79
13,568 Suzhou Maxwell Technologies Co.
Ltd., Class - A (Semiconductors &
Semiconductor Equipment) ....... 248
45,497 TAL Education Group, ADR (Diversified
Consumer Services)(b) .......... 575
525,386 Tencent Holdings Ltd. (Interactive Media &
Services)(a) .................. 19,754
55,429 Tencent Music Entertainment Group, ADR
(Entertainment)(b) ............. 499
38,100 Trip.com Group Ltd. (Hotels, Restaurants &
Leisure)(b) .................. 1,355
30,940 Unisplendour Corp. Ltd., Class - A
(Electronic Equipment, Instruments &
Components)(b) ............... 84
40,691 Vipshop Holdings Ltd., ADR (Broadline
Retail)(b) ................... 723
81,675 Walvax Biotechnology Co. Ltd., Class - A
(Biotechnology) ............... 271
8,500 Weibo Corp., ADR (Interactive Media &
Services) .................... 93
50,500 Weichai Power Co. Ltd., Class - A
(Machinery) ................. 97
54,000 Weichai Power Co. Ltd., H Shares
(Machinery) ................. 90
44,260 Wens Foodstuffs Group Co. Ltd., Class - A
(Food Products) ............... 125
134,279 Wuhan Guide Infrared Co. Ltd., Class - A
(Electronic Equipment, Instruments &
Components) ................. 138
19,900 Wuliangye Yibin Co. Ltd., Class - A
(Beverages) .................. 394
30,360 WUS Printed Circuit Kunshan Co. Ltd.,
Class - A (Electronic Equipment,
Instruments & Components) ...... 95
27,200 WuXi AppTec Co. Ltd., Class - A (Life
Sciences Tools & Services) ....... 279
30,340 WuXi AppTec Co. Ltd., H Shares (Life
Sciences Tools & Services) ....... 309
323,500 Wuxi Biologics Cayman, Inc. (Life Sciences
Tools & Services)(b) ........... 1,226
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
1,203,000 Xiaomi Corp., Class - W (Technology
Hardware, Storage & Peripherals)(a)
(b) ........................ $ 2,403
51,700 Xinjiang Goldwind Science & Technology
Co. Ltd., Class - A (Electrical
Equipment) .................. 58
468,481 Xinyi Solar Holdings Ltd. (Semiconductors
& Semiconductor Equipment) ..... 274
98,064
XPeng, Inc., A Shares (Automobiles)(b) .. 712
366,000 Yadea Group Holdings Ltd. (Automobiles)
(a) ........................ 643
30,900 Yankuang Energy Group Co. Ltd., Class - A
(Oil, Gas & Consumable Fuels) .... 86
219,000 Yankuang Energy Group Co. Ltd., H Shares
(Oil, Gas & Consumable Fuels) .... 416
60,970 Yealink Network Technology Corp.
Ltd., Class - A (Communications
Equipment) .................. 254
76,440 Yintai Gold Co. Ltd., Class - A (Metals &
Mining) ..................... 162
124,076 Yonyou Network Technology Co. Ltd.,
Class - A (Software) ............ 311
45,851 Yum China Holdings, Inc. (Hotels,
Restaurants & Leisure) .......... 1,945
27,030 Yunda Holding Co. Ltd., Class - A (Air
Freight & Logistics) ............ 28
10,800 Yunnan Energy New Material Co. Ltd.,
Class - A (Chemicals) ........... 87
73,000
Zai Lab Ltd. (Biotechnology)(b) ....... 201
13,100 Zhangzhou Pientzehuang Pharmaceutical
Co. Ltd., Class - A (Pharmaceuticals) 447
51,400 Zhejiang Century Huatong Group Co. Ltd.,
Class - A (Entertainment)(b) ...... 37
13,440 Zhejiang Dingli Machinery Co. Ltd., Class -
A (Machinery) ................ 97
1,509,720 Zhejiang Expressway Co. Ltd., H Shares
(Transportation Infrastructure) ..... 1,007
8,200 Zhejiang Supor Co. Ltd., Class - A
(Household Durables) ........... 61
75,900 Zheshang Securities Co. Ltd., Class - A
(Capital Markets) .............. 112
29,200 ZhongAn Online P&C Insurance Co. Ltd., H
Shares (Insurance)(b) ........... 67
15,300 Zhongji Innolight Co. Ltd., Class - A
(Communications Equipment) ..... 244
63,500 Zhongsheng Group Holdings Ltd. (Specialty
Retail) ...................... 152
530,500 Zijin Mining Group Co. Ltd., Class - A
(Metals & Mining) ............. 932
218,000 Zijin Mining Group Co. Ltd., H Shares
(Metals & Mining) ............. 355
325,100 Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class - A
(Machinery) ................. 299
169,800 ZTE Corp., Class - A (Communications
Equipment) .................. 634
96,000 ZTE Corp., H Shares (Communications
Equipment) .................. 214

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
China (continued)
27,491 ZTO Express Cayman, Inc., ADR (Air
Freight & Logistics) ............ $ 585
130,202
Cyprus — 0.00%
7,712 TCS Group Holding PLC, GDR (Banks)(b)
(c) ........................ —
Czech Republic — 0.11%
190,434
Moneta Money Bank A/S (Banks)(a) .... 798
Egypt — 0.10%
294,053 Commercial International Bank - Egypt
(CIB) (Banks) ................ 694
Greece — 0.25%
51,559
Alpha Services and Holdings SA (Banks)(b) 88
116,923 Hellenic Telecommunications Organization
SA (Diversified Telecommunication
Services) .................... 1,664
1,752
Hong Kong — 1.19%
348,000 Alibaba Health Information Technology
Ltd. (Consumer Staples Distribution &
Retail)(a)(b) ................. 189
1,039,733 Beijing Enterprises Water Group Ltd. (Water
Utilities)(a) .................. 232
712,182 China Everbright Environment Group Ltd.
(Commercial Services & Supplies) . 232
126,000 China Mengniu Dairy Co. Ltd. (Food
Products)(a) .................. 339
270,000 China Overseas Land & Investment
Ltd. (Real Estate Management &
Development) ................ 476
102,000 China Resources Beer Holdings Co. Ltd.
(Beverages) .................. 447
633,761 China Resources Land Ltd. (Real Estate
Management & Development) ..... 2,272
500,143 China Resources Power Holdings Co. Ltd.
(Independent Power and Renewable
Electricity Producers) ........... 1,001
532,000 China Ruyi Holdings Ltd.
(Entertainment)^(b) ............ 118
112,000 China State Construction International
Holdings Ltd. (Construction &
Engineering) ................. 130
79,400 China Taiping Insurance Holdings Co. Ltd.
(Insurance)(a) ................ 68
1,172,000
Far East Horizon Ltd. (Financial Services) 921
1,688,000 GCL Technology Holdings Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 268
536,000 Geely Automobile Holdings Ltd.
(Automobiles)(a) .............. 589
Shares Security Description
Value
(000)
Common Stocks (continued)
Hong Kong (continued)
122,500 Kingboard Holdings Ltd. (Electronic
Equipment, Instruments &
Components) ................. $ 293
332,000 Kingboard Laminates Holdings Ltd.
(Electronic Equipment, Instruments &
Components)(a) ............... 286
735,000 Sino Biopharmaceutical Ltd.
(Pharmaceuticals)(a) ........... 327
209,600 Yuexiu Property Co. Ltd. (Real Estate
Management & Development) ..... 171
8,359
Hungary — 0.27%
62,779 MOL Hungarian Oil & Gas PLC (Oil, Gas
& Consumable Fuels) ........... 512
172
OTP Bank Nyrt (Banks) ............. 8
54,565
Richter Gedeon Nyrt (Pharmaceuticals) .. 1,379
1,899
India — 14.94%
15,407 Adani Enterprises Ltd. (Trading Companies
& Distributors) ............... 528
32,957 Adani Green Energy Ltd. (Independent
Power and Renewable Electricity
Producers)(b) ................. 633
123,743 Adani Ports & Special Economic Zone Ltd.
(Transportation Infrastructure) ..... 1,523
96,565 Adani Power Ltd. (Independent Power and
Renewable Electricity Producers)(b) 609
212,891 Ambuja Cements Ltd. (Construction
Materials) ................... 1,333
8,752 Apollo Hospitals Enterprise Ltd. (Health
Care Providers & Services) ....... 600
25,951
Asian Paints Ltd. (Chemicals) ......... 1,061
34,614 Aurobindo Pharma Ltd. (Pharmaceuticals)
(a) ........................ 451
56,857 Avenue Supermarts Ltd. (Consumer Staples
Distribution & Retail)(a)(b) ...... 2,790
259,886
Axis Bank Ltd. (Banks)(a) ........... 3,443
17,379
Bajaj Auto Ltd. (Automobiles) ........ 1,420
34,104
Bajaj Finance Ltd. (Consumer Finance)(a) 3,003
77,010
Bajaj Finserv Ltd. (Financial Services) ... 1,560
216,368 Bharat Petroleum Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 1,172
22,755 Bharti Airtel Ltd. (Wireless
Telecommunication Services)(a) ... 282
72,438 CG Power & Industrial Solutions Ltd.
(Electrical Equipment) .......... 396
8,842,285 Chennai Super Kings Cricket Ltd.
(Entertainment)(b)(c) ........... 11,529
75,285 Cholamandalam Investment and Finance
Co. Ltd. (Consumer Finance) ..... 1,140
603,311 Coal India Ltd. (Oil, Gas & Consumable
Fuels)(a) .................... 2,726
45,241 DLF Ltd. (Real Estate Management &
Development)(a) .............. 395

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
33,142 Dr. Reddy's Laboratories Ltd.
(Pharmaceuticals) ............. $ 2,306
17,545
Eicher Motors Ltd. (Automobiles)(a) .... 874
478,101
GAIL India Ltd. (Gas Utilities) ........ 931
138,532
HCL Technologies Ltd. (IT Services) .... 2,441
228,795
HDFC Bank Ltd. (Banks) ............ 4,700
14,600 Hindustan Aeronautics Ltd. (Aerospace &
Defense) .................... 492
46,133 Hindustan Unilever Ltd. (Personal Care
Products)(a) .................. 1,477
495,827
ICICI Bank Ltd. (Banks)(a) ........... 5,939
208,399 Indian Oil Corp. Ltd. (Oil, Gas &
Consumable Fuels) ............. 325
3,542 Info Edge India Ltd. (Interactive Media &
Services) .................... 219
233,876
Infosys Ltd. (IT Services) ............ 4,337
17,988 InterGlobe Aviation Ltd. (Passenger
Airlines)(b) .................. 641
480,232
ITC Ltd. (Tobacco)(a) ............... 2,667
296,119 Jio Financial Services Ltd. (Financial
Services)(b) .................. 829
29,227
Kotak Mahindra Bank Ltd. (Banks)(a) ... 670
5,988 Larsen & Toubro Ltd. (Construction &
Engineering)(a) ............... 254
32,674
Mahindra & Mahindra Ltd. (Automobiles) 679
2,948
Maruti Suzuki India Ltd. (Automobiles) .. 365
543,033 NTPC Ltd. (Independent Power and
Renewable Electricity Producers)(a) 2,031
231,740 Oil & Natural Gas Corp. Ltd. (Oil, Gas &
Consumable Fuels)(a) ........... 571
31,703
Pidilite Industries Ltd. (Chemicals) ..... 1,034
133,161 Power Finance Corp. Ltd. (Financial
Services) .................... 612
84,255
REC Ltd. (Financial Services) ......... 418
296,119 Reliance Industries Ltd. (Oil, Gas &
Consumable Fuels) ............. 9,199
30,301
SBI Life Insurance Co. Ltd. (Insurance) .. 522
5,875 Shree Cement Ltd. (Construction Materials)
(a) ........................ 2,023
234,732
State Bank of India (Banks)(a) ........ 1,811
792,468 Suzlon Energy Ltd. (Electrical Equipment)
(b) ........................ 364
65,618 Tata Consultancy Services Ltd. (IT Services)
(a) ........................ 2,991
191,775
Tata Motors Ltd. (Automobiles)(a) ..... 1,798
1,867,110
Tata Steel Ltd. (Metals & Mining) ...... 3,132
38,639 Titan Co. Ltd. (Textiles, Apparel & Luxury
Goods) ..................... 1,707
12,941
Trent Ltd. (Specialty Retail) .......... 475
9,539 Tube Investments of India Ltd. (Automobile
Components) ................. 406
22,694 UltraTech Cement Ltd. (Construction
Materials) ................... 2,865
222,144
United Spirits Ltd. (Beverages) ........ 2,984
172,397
Vedanta Ltd. (Metals & Mining)(a) ..... 536
345,442
Wipro Ltd. (IT Services)(a) ........... 1,957
Shares Security Description
Value
(000)
Common Stocks (continued)
India (continued)
1,074,947
Yes Bank Ltd. (Banks)(a)(b) .......... $ 277
391,468 Zomato Ltd. (Hotels, Restaurants & Leisure)
(b) ........................ 582
105,035
Indonesia — 1.51%
360,200
Aneka Tambang Tbk (Metals & Mining) . 40
32,225,600 GoTo Gojek Tokopedia Tbk PT (Broadline
Retail)(b) ................... 180
2,110,400 PT Astra International Tbk (Industrial
Conglomerates) ............... 775
4,904,385
PT Bank Central Asia Tbk (Banks) ..... 2,994
5,393,700 PT Bank Rakyat Indonesia Persero Tbk
(Banks) ..................... 2,005
833,271
PT Barito Pacific Tbk (Chemicals) ...... 72
1,875,600 PT Charoen Pokphand Indonesia Tbk (Food
Products) .................... 612
345,000 PT Indah Kiat Pulp & Paper Tbk (Paper &
Forest Products) ............... 187
2,093,700 PT Indofood Sukses Makmur Tbk (Food
Products) .................... 877
9,480,935
PT Kalbe Farma Tbk (Pharmaceuticals) .. 992
237,400 PT Merdeka Copper Gold Tbk (Metals &
Mining)(a)(b) ................ 42
621,400 PT Semen Indonesia Persero Tbk
(Construction Materials) ......... 258
5,748,850 PT Telkom Indonesia Persero Tbk
(Diversified Telecommunication
Services)(a) .................. 1,475
63,800 PT United Tractors Tbk (Oil, Gas &
Consumable Fuels) ............. 94
10,603
Ireland (Republic of) — 1.00%
48,284 PDD Holdings, Inc., ADR (Broadline Retail)
(b) ........................ 7,064
Kuwait — 0.25%
346,467
Boubyan Bank KSCP (Banks) ......... 677
469,648
Kuwait Finance House KSCP (Banks) ... 1,110
1,787
Malaysia — 1.61%
241,900
AMMB Holdings Berhad (Banks) ...... 211
60,200 CELCOMDIGI Berhad (Wireless
Telecommunication Services) ..... 54
1,488,900 Dialog Group Berhad (Energy Equipment &
Services) .................... 671
1,093,800 IHH Healthcare Berhad (Health Care
Providers & Services) ........... 1,437
1,283,100
IOI Corp. Berhad (Food Products) ...... 1,099
378,796
Malayan Banking Berhad (Banks) ...... 734
1,025,800 Malaysia Airports Holdings Berhad
(Transportation Infrastructure) ..... 1,644

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Malaysia (continued)
581,500 Maxis Berhad (Wireless Telecommunication
Services)(a) .................. $ 488
15,300
Petronas Gas Berhad (Gas Utilities) ..... 58
949,200 Press Metal Aluminium Holdings Berhad
(Metals & Mining)(a) ........... 995
1,142,400
Public Bank Berhad (Banks) .......... 1,068
1,262,600
QL Resources Berhad (Food Products) ... 1,570
558,900 Sime Darby Berhad (Industrial
Conglomerates) ............... 286
1,028,100 Sime Darby Plantation Berhad (Food
Products) .................... 999
11,314
Mexico — 2.24%
1,291,300 America Movil SAB de CV, Class - B
(Wireless Telecommunication
Services) .................... 1,197
1,050,300 Cemex SAB de CV (Construction Materials)
(b) ........................ 818
138,800
Coca-Cola Femsa SAB de CV (Beverages) 1,316
156,300 Fibra Uno Administracion SA de CV
(Diversified REITs)(a) .......... 281
337,562 Fomento Economico Mexicano SAB de CV
(Beverages) .................. 4,393
43,945 Grupo Aeroportuario del Sureste SAB
de CV, Class - B (Transportation
Infrastructure) ................ 1,288
142,198 Grupo Bimbo SAB de CV, Class - A (Food
Products) .................... 720
152,000 Grupo Financiero Banorte SAB de CV,
Class - O (Banks) .............. 1,529
404,517 Grupo Mexico SAB de CV, Class - B
(Metals & Mining) ............. 2,244
454,300 Kimberly-Clark de Mexico SAB de CV,
Class - A (Household Products) .... 1,021
439,825 Orbia Advance Corp SAB de CV
(Chemicals) .................. 975
15,782
Peru — 0.44%
109,508 Cia de Minas Buenaventura SAA, ADR
(Metals & Mining) ............. 1,669
9,691
Credicorp Ltd. (Banks) .............. 1,453
3,122
Philippines — 0.85%
1,181,140 Aboitiz Equity Ventures, Inc. (Industrial
Conglomerates)(a) ............. 952
1,797,673
Metropolitan Bank & Trust Co. (Banks) .. 1,666
17,765 PLDT, Inc. (Wireless Telecommunication
Services) .................... 410
187,693 SM Investments Corp. (Industrial
Conglomerates) ............... 2,956
5,984
Shares Security Description
Value
(000)
Common Stocks (continued)
Poland — 0.59%
97,123
Bank Polska Kasa Opieki SA (Banks)(a) . $ 3,756
3,287
CD Projekt SA (Entertainment) ........ 96
3,670 KGHM Polska Miedz SA (Metals &
Mining) ..................... 115
13,430 Powszechny Zaklad Ubezpieczen SA
(Insurance)(a) ................ 161
4,128
Qatar — 0.83%
46,759 Industries Qatar QSC (Industrial
Conglomerates) ............... 166
962,524
Masraf Al Rayan QSC (Banks) ........ 685
370,757 Mesaieed Petrochemical Holding Co.
(Chemicals) .................. 180
121,012 Qatar Fuel QSC (Oil, Gas & Consumable
Fuels) ...................... 543
55,762 Qatar International Islamic Bank QSC
(Banks) ..................... 161
187,807
Qatar Islamic Bank SAQ (Banks) ...... 1,078
508,820
Qatar National Bank QPSC (Banks) ..... 2,244
459,841
The Commercial Bank PSQC (Banks) ... 752
5,809
Russia — 0.00%
877,850 Gazprom PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
280,855 Gazprom PJSC, ADR (Oil, Gas &
Consumable Fuels)(b)(c) ........ —
23,471 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
32,986 LUKOIL PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
102,050 Novatek PJSC (Oil, Gas & Consumable
Fuels)(c) .................... —
38,369 Polymetal International PLC (Metals &
Mining)(b)(c) ................ —
3,734
Polyus PJSC (Metals & Mining)(b)(c) ... —
357,956
Sberbank of Russia PJSC (Banks)(b)(c) .. —
113,164 Severstal PAO, GDR (Metals & Mining)(b)
(c) ........................ —
125,880 Tatneft PJSC (Oil, Gas & Consumable
Fuels)(b)(c) .................. —
766,486
The Moscow Exchange (Capital Markets)(c) —
814,600,000
VTB Bank PJSC (Banks)(b)(c) ........ —
31,318 Yandex N.V., Class - A (Interactive Media &
Services)(b)(c) ................ —
—
Saudi Arabia — 3.31%
159,310
Al Rajhi Bank (Banks) .............. 3,697
4,497
Almarai Co. JSC (Food Products) ...... 67
77,181
Banque Saudi Fransi (Banks) ......... 823
21,193 Bupa Arabia for Cooperative Insurance Co.
(Insurance) .................. 1,205

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Saudi Arabia (continued)
285,772 Dar Al Arkan Real Estate Development
Co. (Real Estate Management &
Development)(b) .............. $ 1,061
1,354 Dr. Sulaiman Al Habib Medical Services
Group Co. (Health Care Providers &
Services) .................... 102
11,068
Elm Co. (IT Services) ............... 2,407
17,324 Mobile Telecommunications Co. Saudi
Arabia (Wireless Telecommunication
Services) .................... 65
172,781
Riyad Bank (Banks) ................ 1,316
49,704
SABIC Agri-Nutrients Co. (Chemicals) .. 1,832
46,591 Sahara International Petrochemical Co.
(Chemicals) .................. 423
249,566 Saudi Arabian Mining Co. (Metals &
Mining)(b) .................. 2,939
22,856 Saudi Arabian Oil Co. (Oil, Gas &
Consumable Fuels) ............. 201
71,146
Saudi Awwal Bank (Banks)(a) ......... 713
62,760
Saudi Basic Industries Corp. (Chemicals) . 1,394
72,167 Saudi Industrial Investment Group
(Chemicals) .................. 427
110,340 Saudi Kayan Petrochemical Co. (Chemicals)
(b) ........................ 320
6,543 Saudi Tadawul Group Holding Co. (Capital
Markets) .................... 320
121,265 Saudi Telecom Co. (Diversified
Telecommunication Services)(a) ... 1,308
221,316
The Saudi National Bank (Banks) ...... 2,284
37,378
The Savola Group (Food Products) ..... 372
23,276
Singapore — 0.01%
1,500 JOYY, Inc., ADR (Interactive Media &
Services) .................... 60
South Africa — 2.46%
43,142
Absa Group Ltd. (Banks) ............ 386
7,411 Anglo American Platinum Ltd. (Metals &
Mining) ..................... 391
11,124 Aspen Pharmacare Holdings Ltd.
(Pharmaceuticals) ............. 124
61,875 Bid Corp. Ltd. (Consumer Staples
Distribution & Retail) ........... 1,444
6,145
Capitec Bank Holdings Ltd. (Banks) .... 681
229,901
Discovery Ltd. (Insurance)(a) ......... 1,807
583,993
FirstRand Ltd. (Financial Services) ..... 2,348
57,103
Gold Fields Ltd. (Metals & Mining)(a) ... 867
48,655 Impala Platinum Holdings Ltd. (Metals &
Mining) ..................... 243
221,637 MTN Group Ltd. (Wireless
Telecommunication Services) ..... 1,400
16,704
Naspers Ltd., Class - N (Broadline Retail) 2,857
20,893
Nedbank Group Ltd. (Banks)(a) ....... 247
144,156
Old Mutual Ltd. (Insurance) .......... 103
Shares Security Description
Value
(000)
Common Stocks (continued)
South Africa (continued)
15,002
Remgro Ltd. (Financial Services) ...... $ 133
34,236
Sanlam Ltd. (Insurance)(a) ........... 136
54,300
Sasol Ltd. (Chemicals) .............. 550
9,822 Shoprite Holdings Ltd. (Consumer Staples
Distribution & Retail) ........... 148
455,387
Sibanye Stillwater Ltd. (Metals & Mining) 620
198,044
Standard Bank Group Ltd. (Banks) ..... 2,254
31,869 The Bidvest Group Ltd. (Industrial
Conglomerates) ............... 440
22,743 Woolworths Holdings Ltd. (Broadline
Retail)(a) .................... 90
17,269
South Korea — 10.19%
2,121 Amorepacific Corp. (Personal Care
Products) .................... 239
7,593 Celltrion Healthcare Co. Ltd. (Health Care
Providers & Services)(a)(b) ...... 448
9,397
Celltrion, Inc. (Biotechnology)(a) ...... 1,470
2,884
CJ CheilJedang Corp. (Food Products) ... 726
22,426
Coway Co. Ltd. (Household Durables) ... 996
10,846
DB Insurance Co. Ltd. (Insurance)(a) .... 705
56,450 Doosan Enerbility Co. Ltd. (Electrical
Equipment)(a)(b) .............. 697
3,001
Ecopro BM Co. Ltd. (Electrical Equipment) 671
1,553
Ecopro Co. Ltd. (Chemicals) .......... 780
1,990 GS Holdings Corp. (Industrial
Conglomerates) ............... 63
14,221
Hana Financial Group, Inc. (Banks) ..... 479
2,925 Hankook Tire & Technology Co. Ltd.
(Automobile Components) ....... 103
25,998
Hanon Systems (Automobile Components) 147
6,585
Hanwha Solutions Corp. (Chemicals)(b) . 202
9,376 HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. (Machinery)(b) 880
9,227 HLB, Inc. (Health Care Equipment &
Supplies)(b) .................. 363
16,423
HMM Co. Ltd. (Marine Transportation) .. 250
5,698
Hotel Shilla Co. Ltd. (Specialty Retail) .. 289
20,595 Hyundai Engineering & Construction Co.
Ltd. (Construction & Engineering) .. 558
8,869 Hyundai Mobis Co. Ltd. (Automobile
Components) ................. 1,632
5,485
Hyundai Motor Co. (Automobiles) ..... 867
6,687 Hyundai Motor Co., Preference Shares
(Automobiles) ................ 589
11,127 Hyundai Motor Co., Series 2, Preference
Shares (Automobiles) ........... 987
11,325
Industrial Bank of Korea (Banks)(b) .... 104
18,004 Kakao Corp. (Interactive Media & Services)
(b) ........................ 759
16,639
KakaoBank Corp. (Banks) ........... 368
61,371 Kangwon Land, Inc. (Hotels, Restaurants &
Leisure) .................... 763
27,540
KB Financial Group, Inc. (Banks) ...... 1,157

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
South Korea (continued)
25,407
Kia Corp. (Automobiles) ............ $ 1,973
77,662 Korea Electric Power Corp. (Electric
Utilities)(b) .................. 1,140
2,360
Krafton, Inc. (Entertainment)(b) ....... 355
17,714
KT&G Corp. (Tobacco)(a) ........... 1,195
7,095
Kumho Petrochemical Co. Ltd. (Chemicals) 732
929
L&F Co. Ltd. (Electrical Equipment) .... 147
3,143
LG Chem Ltd. (Chemicals) ........... 1,218
1,665 LG Chem Ltd., Preference Shares
(Chemicals) .................. 402
25,780 LG Display Co. Ltd. (Electronic Equipment,
Instruments & Components)(b) .... 255
4,131
LG Electronics, Inc. (Household Durables) 327
2,766 LG Energy Solution Ltd. (Electrical
Equipment)(b) ................ 918
1,179
LG H&H Co. Ltd. (Personal Care Products) 325
2,237 LG Innotek Co. Ltd. (Electronic Equipment,
Instruments & Components) ...... 416
65,000 Mirae Asset Securities Co. Ltd. (Capital
Markets) .................... 385
11,210 NAVER Corp. (Interactive Media &
Services) .................... 1,950
7,647
Pearl Abyss Corp. (Entertainment)(b) .... 230
3,222 POSCO Future M Co. Ltd. (Electrical
Equipment) .................. 898
6,030
POSCO Holdings, Inc. (Metals & Mining) 2,339
2,116 Samsung Biologics Co. Ltd. (Life Sciences
Tools & Services)(b) ........... 1,249
5,357 Samsung Electro-Mechanics Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 637
368,770 Samsung Electronics Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 22,482
57,211 Samsung Electronics Co. Ltd., Preference
Shares (Technology Hardware, Storage
& Peripherals) ................ 2,768
41,188 Samsung Engineering Co. Ltd.
(Construction & Engineering)(a)(b) . 928
7,638 Samsung Fire & Marine Insurance Co. Ltd.
(Insurance) .................. 1,560
4,007 Samsung SDI Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 1,469
44,912
Shinhan Financial Group Co. Ltd. (Banks) 1,400
45,837 SK Hynix, Inc. (Semiconductors &
Semiconductor Equipment) ....... 5,038
433
SK IE Technology Co. Ltd. (Chemicals)(b) 27
6,875 SK Innovation Co. Ltd. (Oil, Gas &
Consumable Fuels)(b) .......... 749
18,697 SK Square Co. Ltd. (Industrial
Conglomerates)(b) ............. 764
10,357
Woori Financial Group, Inc. (Banks) .... 105
71,673
Taiwan — 12.77%
46,904
Airtac International Group (Machinery) .. 1,544
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
4,000 Alchip Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... $ 427
378,672 ASE Technology Holding Co. Ltd.
(Semiconductors & Semiconductor
Equipment) .................. 1,666
532,971
Asia Cement Corp. (Construction Materials) 720
79,000 Asustek Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,260
110,000 Catcher Technology Co. Ltd. (Technology
Hardware, Storage & Peripherals) .. 695
1,021,000 Cheng Shin Rubber Industry Co. Ltd.
(Automobile Components) ....... 1,494
4,428,000 China Development Financial Holding
Corp. (Insurance)(b) ............ 1,811
280,000 Chunghwa Telecom Co. Ltd. (Diversified
Telecommunication Services) ..... 1,095
972,000 Compal Electronics, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,262
174,000 Delta Electronics, Inc. (Electronic
Equipment, Instruments &
Components) ................. 1,778
25,000 E Ink Holdings, Inc. (Electronic Equipment,
Instruments & Components) ...... 161
63,000 Eclat Textile Co. Ltd. (Textiles, Apparel &
Luxury Goods) ............... 1,154
12,000 eMemory Technology, Inc. (Semiconductors
& Semiconductor Equipment) ..... 958
94,000 Evergreen Marine Corp. Taiwan Ltd.
(Marine Transportation) ......... 440
649,000 Far EasTone Telecommunications Co.
Ltd. (Wireless Telecommunication
Services) .................... 1,688
785,759 Fubon Financial Holding Co. Ltd.
(Insurance) .................. 1,659
6,000 Global Unichip Corp. (Semiconductors &
Semiconductor Equipment) ....... 340
37,000 Globalwafers Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 708
946,000 Hon Hai Precision Industry Co. Ltd.
(Electronic Equipment, Instruments &
Components) ................. 3,222
937,127 Innolux Corp. (Electronic Equipment,
Instruments & Components)(b) .... 437
438,000 Inventec Corp. (Technology Hardware,
Storage & Peripherals) .......... 754
10,000 Largan Precision Co. Ltd. (Electronic
Equipment, Instruments &
Components) ................. 935
284,554 Lite-On Technology Corp. (Technology
Hardware, Storage & Peripherals) .. 1,085
84,962 MediaTek, Inc. (Semiconductors &
Semiconductor Equipment) ....... 2,810
2,571,364
Mega Financial Holding Co. Ltd. (Banks) 3,285
28,000 Nan Ya Printed Circuit Board Corp.
(Electronic Equipment, Instruments &
Components) ................. 229
185,000 Nanya Technology Corp. (Semiconductors
& Semiconductor Equipment)(a) ... 470

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Shares Security Description
Value
(000)
Common Stocks (continued)
Taiwan (continued)
58,000 Novatek Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. $ 977
569,000 Pegatron Corp. (Technology Hardware,
Storage & Peripherals) .......... 1,619
436,620 Pou Chen Corp. (Textiles, Apparel &
Luxury Goods) ............... 440
246,000 Quanta Computer, Inc. (Technology
Hardware, Storage & Peripherals) .. 1,800
776,908 Ruentex Development Co. Ltd. (Real Estate
Management & Development) ..... 956
782,900 Synnex Technology International Corp.
(Electronic Equipment, Instruments &
Components) ................. 1,791
675,110 Taiwan Cement Corp. (Construction
Materials) ................... 767
276,000 Taiwan Mobile Co. Ltd. (Wireless
Telecommunication Services) ..... 887
1,934,000 Taiwan Semiconductor Manufacturing
Co. Ltd. (Semiconductors &
Semiconductor Equipment) ....... 37,374
470,369 The Shanghai Commercial & Savings Bank
Ltd. (Banks) ................. 717
116,000 Unimicron Technology Corp. (Electronic
Equipment, Instruments &
Components) ................. 665
500,000 United Microelectronics Corp.
(Semiconductors & Semiconductor
Equipment) .................. 857
567,949 Winbond Electronics Corp. (Semiconductors
& Semiconductor Equipment) ..... 564
104,000 Wistron Corp. (Technology Hardware,
Storage & Peripherals) .......... 334
5,000 Wiwynn Corp. (Technology Hardware,
Storage & Peripherals)(a) ........ 297
638,400 WPG Holdings Ltd. (Electronic Equipment,
Instruments & Components) ...... 1,698
43,775 Yageo Corp. (Electronic Equipment,
Instruments & Components) ...... 852
241,000 Yang Ming Marine Transport Corp. (Marine
Transportation) ............... 403
2,986,986 Yuanta Financial Holding Co. Ltd.
(Financial Services) ............ 2,687
89,772
Thailand — 1.68%
264,700 Advanced Info Service PCL, Class - F
(Wireless Telecommunication
Services) .................... 1,683
379,300 Airports of Thailand PCL (Transportation
Infrastructure) ................ 664
691,100
Berli Jucker PCL (Food Products) ...... 506
728,100 BTS Group Holdings PCL (Ground
Transportation) ............... 155
171,633
Central Retail Corp. PCL (Broadline Retail) 206
455,000 Delta Electronics Thailand PCL - NVDR
(Electronic Equipment, Instruments &
Components) ................. 1,173
Shares Security Description
Value
(000)
Common Stocks (continued)
Thailand (continued)
688,700 Energy Absolute PCL (Independent Power
and Renewable Electricity Producers) $ 893
1,418,800 Gulf Energy Development PCL
(Independent Power and Renewable
Electricity Producers) ........... 1,851
89,800 Indorama Ventures PCL - NVDR
(Chemicals) .................. 72
1,724,700
Krung Thai Bank PCL, Class - F (Banks) . 930
682,900 Minor International PCL (Hotels,
Restaurants & Leisure) .......... 590
93,800
Muangthai Capital PCL (Consumer Finance) 124
272,575 PTT Exploration & Production PCL, Class -
F (Oil, Gas & Consumable Fuels) .. 1,194
429,142 PTT Global Chemical PCL, Class - F
(Chemicals) .................. 484
361,600
SCB X PCL - NVDR (Banks) ......... 1,123
98,100 Thai Oil PCL (Oil, Gas & Consumable
Fuels) ...................... 155
11,803
Turkey — 0.50%
159,726
Akbank TAS (Banks) ............... 198
871,550 Aselsan Elektronik Sanayi Ve Ticaret A/S
(Aerospace & Defense) ......... 1,332
39,242 BIM Birlesik Magazalar A/S (Consumer
Staples Distribution & Retail) ..... 401
266,822 Eregli Demir ve Celik Fabrikalari TAS
(Metals & Mining)(b) ........... 372
1 Kardemir Karabuk Demir Celik Sanayi ve
Ticaret A/S (Metals & Mining) .... —
131,853
Sasa Polyester Sanayi A/S (Chemicals)(b) 163
482,245 Turkcell Iletisim Hizmetleri A/S (Wireless
Telecommunication Services) ..... 920
32,414 Turkiye Petrol Rafinerileri A/S (Oil, Gas &
Consumable Fuels) ............. 158
3,544
United Arab Emirates — 0.75%
443,740
Abu Dhabi Commercial Bank PJSC (Banks) 1,109
775,182
Dubai Islamic Bank PJSC (Banks) ...... 1,207
163,297 Emirates Telecommunications Group Co.
PJSC (Diversified Telecommunication
Services) .................... 873
517,479
First Abu Dhabi Bank PJSC (Banks) .... 1,967
154,208 Multiply Group PJSC (Industrial
Conglomerates)(b) ............. 134
5,290
United Kingdom — 0.13%
48,147
Anglogold Ashanti PLC (Metals & Mining) 931
United States — 0.20%
52,000
BeiGene Ltd. (Biotechnology)(b) ...... 733
2,593 Legend Biotech Corp., ADR
(Biotechnology)(b) ............. 156

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description
Value
(000)
Common Stocks (continued)
United States (continued)
5,000 Parade Technologies Ltd. (Semiconductors
& Semiconductor Equipment) ..... $ 196
3,561
Southern Copper Corp. (Metals & Mining) 306
1,391
Total Common Stocks .............. 574,312
Rights — 0.00%
Brazil — 0.00%
372 Localiza Rent a Car SA, 2/6/24 (Ground
Transportation)(b) ............. 2
Taiwan — 0.00%
53,554 Mega Financial Holding Co., Ltd. RTS,
1/22/24 (Banks)(b) ............. 10
Total Rights ..................... 12
Investment Companies — 16.59%
International Equity Funds — 10.25%
660,700
iShares Core MSCI Emerging Markets ETF 33,418
942,960
Vanguard FTSE Emerging Markets ETF . 38,756
72,174
Money Market Funds — 6.34%
41,591 Federated Hermes Treasury Obligations
Fund, Institutional Shares , 5.00%^^(d) 42
44,459,452 State Street Institutional Treasury Plus
Money Market Fund, Trust Class ,
5.25%(d) .................... 44,459
44,501
Total Investment Companies ......... 116,675
Security Description
Value
(000)
Purchased Options on Futures — 0.02%
Total Purchased Options on Futures ... $ 116
Total Investments (cost $618,855 ) —
98.28% ..................... 691,115
Other assets in excess of liabilities —
1.72% ...................... 12,109
Net Assets - 100.00% $ 703,224
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2023.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December 31, 2023.
(a) Represents a security purchased under Rule 144A or Section 4(2)
and is exempt from registration under the Securities Act of 1933, as amended, or is otherwise restricted to resale. Certain of these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been deemed liquid by the Specialist Manager.
(b) Represents non-income producing security.
(c) Security was valued using significant unobservable inputs as of
December 31, 2023.
(d) Annualized 7-day yield as of period-end.
ADR—American Depositary Receipt
ETF—Exchange-Traded Fund
GDR—Global Depositary Receipt
NVDR—Non-Voting Depository Receipt
REIT—Real Estate Investment Trust
The Emerging Markets Portfolio
Mellon
Investments
Corporation
Monashee
Investment
Management,
LLC
Parametric
Portfolio
Associates,
LLC
XY
Investments
(HK) Limited Total
Common Stocks ...................................................................................................... 81.67% — — — 81.67%
Investment Companies ............................................................................................ 0.45% 10.54% 5.46% 0.14% 16.59%
Purchased Options on Futures ................................................................................ — 0.02% — — 0.02%
Other Assets (Liabilities) ........................................................................................ -0.15% 1.75% 0.12% — 1.72%
Total Net Assets ................................................................................................. 81.97% 12.31% 5.58% 0.14% 100.00%

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
MSCI Emerging Markets Index Future .............. 1,135 3/15/24 $ 58,662 $ 2,560
$ 58,662 $ 2,560
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Sold *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
E-Mini S&P 500 Future ......................... 33 3/15/24 $ 7,953 $ (296)
$ 7,953 $ (296)
Total Unrealized Appreciation ..................... $ 2,560
Total Unrealized Depreciation ..................... (296)
Total Net Unrealized Appreciation/(Depreciation) ....... $ 2,264
* Cash has been pledged as collateral for futures contracts held by the Portfolio.
Options on Futures Contracts
Exchange-traded options on futures contacts written as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 5 $ 1,203 $ 4,810.00 1/15/24 $ (10)
E-Mini S&P 500 Future Option ............. Put 9 1,766 3,925.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 9 1,744 3,875.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 18 3,578 3,975.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 8 1,620 4,050.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,193 4,770.00 1/19/24 (7)
E-Mini S&P 500 Future Option ............. Put 16 3,160 3,950.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 13 2,503 3,850.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,205 4,820.00 1/19/24 (12)
E-Mini S&P 500 Future Option ............. Put 5 1,198 4,790.00 1/19/24 (9)
E-Mini S&P 500 Future Option ............. Put 10 1,913 3,825.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 10 1,888 3,775.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 24 4,499 3,750.00 1/19/24 (1)
E-Mini S&P 500 Future Option ............. Put 9 1,710 3,800.00 1/19/24 —
E-Mini S&P 500 Future Option ............. Put 16 3,340 4,175.00 1/31/24 (2)
E-Mini S&P 500 Future Option ............. Put 24 5,039 4,200.00 1/31/24 (3)
E-Mini S&P 500 Future Option ............. Put 2 425 4,250.00 1/31/24 —
E-Mini S&P 500 Future Option ............. Put 5 1,150 4,600.00 1/31/24 (3)

HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 12 $ 2,460 $ 4,100.00 1/31/24 $ (1)
E-Mini S&P 500 Future Option ............. Put 15 3,038 4,050.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 16 3,200 4,000.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 10 2,313 4,625.00 1/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 7 1,614 4,610.00 1/31/24 (5)
E-Mini S&P 500 Future Option ............. Put 6 1,238 4,125.00 1/31/24 (1)
E-Mini S&P 500 Future Option ............. Put 5 1,181 4,725.00 1/31/24 (8)
E-Mini S&P 500 Future Option ............. Put 5 1,188 4,750.00 1/31/24 (9)
E-Mini S&P 500 Future Option ............. Put 5 1,190 4,760.00 1/31/24 (10)
E-Mini S&P 500 Future Option ............. Put 22 4,619 4,200.00 2/19/24 (6)
E-Mini S&P 500 Future Option ............. Put 8 1,770 4,425.00 2/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 16 3,687 4,610.00 2/19/24 (21)
E-Mini S&P 500 Future Option ............. Put 16 3,672 4,590.00 2/19/24 (19)
E-Mini S&P 500 Future Option ............. Put 16 3,620 4,525.00 2/19/24 (14)
E-Mini S&P 500 Future Option ............. Put 13 2,698 4,150.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 6 1,335 4,450.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 12 2,664 4,440.00 2/19/24 (7)
E-Mini S&P 500 Future Option ............. Put 8 1,740 4,350.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 8 1,670 4,175.00 2/19/24 (2)
E-Mini S&P 500 Future Option ............. Put 16 3,400 4,250.00 2/19/24 (5)
E-Mini S&P 500 Future Option ............. Put 23 4,915 4,275.00 2/19/24 (7)
E-Mini S&P 500 Future Option ............. Put 5 1,108 4,430.00 2/19/24 (3)
E-Mini S&P 500 Future Option ............. Put 22 4,647 4,225.00 2/19/24 (6)
E-Mini S&P 500 Future Option ............. Put 11 2,379 4,325.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 12 2,580 4,300.00 2/19/24 (4)
E-Mini S&P 500 Future Option ............. Put 16 3,620 4,525.00 2/29/24 (19)
E-Mini S&P 500 Future Option ............. Put 13 2,844 4,375.00 2/29/24 (9)
E-Mini S&P 500 Future Option ............. Put 8 1,730 4,325.00 2/29/24 (5)
E-Mini S&P 500 Future Option ............. Put 8 1,720 4,300.00 2/29/24 (4)
E-Mini S&P 500 Future Option ............. Put 10 2,113 4,225.00 2/29/24 (4)
E-Mini S&P 500 Future Option ............. Put 16 3,400 4,250.00 2/29/24 (7)
E-Mini S&P 500 Future Option ............. Put 16 3,420 4,275.00 2/29/24 (8)
E-Mini S&P 500 Future Option ............. Put 8 1,780 4,450.00 2/29/24 (7)
E-Mini S&P 500 Future Option ............. Put 20 4,424 4,425.00 2/29/24 (17)
E-Mini S&P 500 Future Option ............. Put 5 1,138 4,550.00 2/29/24 (7)
E-Mini S&P 500 Future Option ............. Put 8 1,790 4,475.00 2/29/24 (8)
E-Mini S&P 500 Future Option ............. Put 16 3,520 4,400.00 2/29/24 (12)
E-Mini S&P 500 Future Option ............. Put 12 2,655 4,425.00 3/15/24 (14)
E-Mini S&P 500 Future Option ............. Put 24 5,279 4,400.00 3/15/24 (26)
E-Mini S&P 500 Future Option ............. Put 5 1,094 4,375.00 3/15/24 (5)
E-Mini S&P 500 Future Option ............. Put 19 4,108 4,325.00 3/15/24 (17)
E-Mini S&P 500 Future Option ............. Put 12 2,610 4,350.00 3/15/24 (11)
$ (386)
Exchanged-traded options on futures contacts purchased as of December 31, 2023 were as follows:
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Call 5 $ 1,190 $ 4,760.00 1/15/24 $ 19
E-Mini S&P 500 Future Option ............. Call 10 2,460 4,920.00 1/15/24 3
E-Mini S&P 500 Future Option ............. Put 5 1,200 4,800.00 1/15/24 7

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Emerging Markets Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
Options on Futures Contracts (continued)
Description Put/Call
Number of
Contracts
Notional
Amount
(000)
Exercise
Price
Expiration
Date
Value
(000)
E-Mini S&P 500 Future Option ............. Put 8 $ 1,660 $ 4,150.00 1/19/24 $ —
E-Mini S&P 500 Future Option ............. Put 16 3,420 4,275.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 8 1,750 4,375.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 16 3,600 4,500.00 1/19/24 2
E-Mini S&P 500 Future Option ............. Put 8 1,820 4,550.00 1/19/24 2
E-Mini S&P 500 Future Option ............. Put 8 1,680 4,200.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 12 2,550 4,250.00 1/19/24 1
E-Mini S&P 500 Future Option ............. Put 8 1,780 4,450.00 1/31/24 2
E-Mini S&P 500 Future Option ............. Put 14 3,080 4,400.00 1/31/24 3
E-Mini S&P 500 Future Option ............. Put 8 1,800 4,500.00 1/31/24 3
E-Mini S&P 500 Future Option ............. Put 8 1,820 4,550.00 1/31/24 4
E-Mini S&P 500 Future Option ............. Put 8 1,720 4,300.00 1/31/24 1
E-Mini S&P 500 Future Option ............. Put 8 1,880 4,700.00 1/31/24 10
E-Mini S&P 500 Future Option ............. Put 8 1,870 4,675.00 2/19/24 15
E-Mini S&P 500 Future Option ............. Put 8 1,900 4,750.00 2/19/24 21
E-Mini S&P 500 Future Option ............. Put 8 1,880 4,700.00 2/29/24 20
$ 116

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
127
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 0.20%
$ 15 Capital One Multi-Asset Execution Trust, Series 2021-A2, Class - A2 ......... 1.39 7/15/30 $ 13
10 Carvana Auto Receivables Trust, Series 2022-P2, Class - A4 ................ 4.68 2/10/28 10
10 CNH Equipment Trust, Series 2022-C, Class - A3, Callable 1/15/27 @ 100.00 ... 5.15 4/17/28 10
10 Discover Card Execution Note Trust, Series 2023-A1, Class - A .............. 4.31 3/15/28 10
10 GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class - A3,
Callable 12/16/26 @ 100.00 ................................... 4.66 2/16/28 10
10 Hyundai Auto Receivables Trust, Series 2022-C, Class - A4, Callable 3/15/27 @
100.00 ................................................... 5.52 10/16/28 10
25 Santander Drive Auto Receivables Trust, Series 2023-4, Class - A3, Callable
10/15/27 @ 100.00 .......................................... 5.73 4/17/28 25
40 Synchrony Card Funding LLC, Series 2022-A1, Class - A, Callable 4/15/25 @
100.00 ................................................... 3.37 4/15/28 40
10 Toyota Auto Receivables Owner Trust, Series 2023-A, Class - A3, Callable 3/15/27
@ 100.00 ................................................ 4.63 9/15/27 10
10 World Omni Auto Receivables Trust, Series 2021-C, Class - A4, Callable 9/15/25 @
100.00 ................................................... 0.64 9/15/27 9
5 World Omni Auto Receivables Trust, Series 2023-B, Class - A3, Callable 12/15/26
@ 100.00 ................................................ 4.66 5/15/28 5
Total Asset Backed Securities ..................................... 152
Collateralized Mortgage Obligations — 0.78%
20 Bank, Series 2019-BN21, Class - A5, Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 17
20 Bank, Series 2017-BNK9, Class - ASB, Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 19
25 Bank, Series 2022-BNK41, Class - A4 ................................ 3.79(a) 4/15/65 23
20 BBCMS Mortgage Trust, Series 2020-C7, Class - AS, Callable 4/15/30 @ 100.00 . 2.44 4/15/53 16
10 Benchmark Mortgage Trust, Series 2020-IG1, Class - AS, Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 7
10 Benchmark Mortgage Trust, Series 2019-B9, Class - A5, Callable 2/15/29 @ 100.00 4.02 3/15/52 9
15 Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class - AS, Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 12
10 Citigroup Commercial Mortgage Trust, Series 2019-C7, Class - A4, Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 9
25 COMM Mortgage Trust, Series 2015-LC19, Class - A4, Callable 1/10/27 @ 100.00 3.18 2/10/48 24
20 COMM Mortgage Trust, Series 2015-DC1, Class - A5, Callable 2/10/25 @ 100.00 3.35 2/10/48 19
10 Fannie Mae-ACES, Series 2020-M52, Class - A2 ........................ 1.32(a) 10/25/30 8
19 Fannie Mae-ACES, Series 2020-M14, Class - A2 ........................ 1.78 5/25/30 17
8 Fannie Mae-ACES, Series 2015-M8, Class - A2 ......................... 2.90(a) 1/25/25 8
17 Fannie Mae-ACES, Series 2018-M1, Class - A2 ......................... 2.99(a) 12/25/27 17
16 Fannie Mae-ACES, Series 2017-M12, Class - A2 ........................ 3.06(a) 6/25/27 15
19 Fannie Mae-ACES, Series 2019-M5, Class - A2 ......................... 3.27 2/25/29 19
25 Fannie Mae-ACES, Series 2018-M10, Class - A2 ........................ 3.36(a) 7/25/28 24
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K112, Class -
A2 ..................................................... 1.31 5/25/30 17
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1516, Class
- A2 .................................................... 1.72 5/25/35 14
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K126, Class -
A2 ..................................................... 2.07 1/25/31 22
15 Freddie Mac Multifamily Structured Pass Through Certificates, Series K749, Class -
A2 ..................................................... 2.12(a) 3/25/29 14
10 Freddie Mac Multifamily Structured Pass Through Certificates, Series K1521, Class
- A2 .................................................... 2.18 8/25/36 8
25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K052, Class -
A2 ..................................................... 3.15 11/25/25 24
50 Freddie Mac Multifamily Structured Pass Through Certificates, Series K091, Class -
A2 ..................................................... 3.51 3/25/29 49
20 Freddie Mac Multifamily Structured Pass Through Certificates, Series K152, Class -
A2 ..................................................... 3.78 11/25/32 19

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 25 Freddie Mac Multifamily Structured Pass Through Certificates, Series K751, Class -
A2 ..................................................... 4.41 3/25/30 $ 25
25 GS Mortgage Securities Trust, Series 2018-GS9, Class - A4, Callable 3/10/28 @
100.00 ................................................... 3.99(a) 3/10/51 23
25 JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class - A3,
Callable 4/15/27 @ 100.00 .................................... 3.14 12/15/49 22
25 Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class - A5,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 24
25 SG Commercial Mortgage Securities Trust, Series 2016-C5, Class - A4, Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 23
20 Wells Fargo Commercial Mortgage Trust, Series 2022- C62, Class - A4, Callable
4/15/32 @ 100.00 .......................................... 4.00(a) 4/15/55 19
25 Wells Fargo Commercial Mortgage Trust, Series 2018-C47, Class - A4, Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 24
Total Collateralized Mortgage Obligations ........................... 590
U.S. Government Agency Mortgages — 12.52%
20 Fannie Mae, Pool #MA4342 ....................................... 1.50 5/1/41 17
21 Fannie Mae, Pool #MA4445 ....................................... 1.50 10/1/41 18
20 Fannie Mae, Pool #CA7695 ....................................... 1.50 11/1/50 15
15 Fannie Mae, Pool #BQ5781 ....................................... 1.50 11/1/35 13
20 Fannie Mae, Pool #MA4122 ....................................... 1.50 9/1/35 17
40 Fannie Mae, Pool #MA4441 ....................................... 1.50 10/1/36 35
20 Fannie Mae, Pool #CA7696 ....................................... 1.50 11/1/50 15
21 Fannie Mae, Pool #FS1327 ........................................ 1.50 6/1/36 18
20 Fannie Mae, Pool #MA4236 ....................................... 1.50 1/1/51 16
41 Fannie Mae, Pool #FM6579 ....................................... 1.50 3/1/51 32
43 Fannie Mae, Pool #MA4343 ....................................... 1.50 5/1/51 33
21 Fannie Mae, Pool #MA4280 ....................................... 1.50 3/1/51 16
16 Fannie Mae, Pool #MA4205 ....................................... 1.50 12/1/35 14
41 Fannie Mae, Pool #BR4435 ....................................... 2.00 4/1/51 34
22 Fannie Mae, Pool #BU7103 ....................................... 2.00 12/1/51 18
30 Fannie Mae, Pool #MA4128 ....................................... 2.00 9/1/40 26
22 Fannie Mae, Pool #BT0240 ........................................ 2.00 9/1/51 18
39 Fannie Mae, Pool #MA4281 ....................................... 2.00 3/1/51 32
21 Fannie Mae, Pool #FM9579 ....................................... 2.00 7/1/51 17
18 Fannie Mae, Pool #CA7224 ....................................... 2.00 10/1/50 15
44 Fannie Mae, Pool #FM7411 ....................................... 2.00 5/1/51 36
22 Fannie Mae, Pool #FM4969 ....................................... 2.00 12/1/50 19
6 Fannie Mae, Pool #AS2673 ........................................ 2.00 5/1/29 6
40 Fannie Mae, Pool #MA4305 ....................................... 2.00 4/1/51 33
40 Fannie Mae, Pool #CA8850 ....................................... 2.00 2/1/51 33
20 Fannie Mae, Pool #MA4119 ....................................... 2.00 9/1/50 17
36 Fannie Mae, Pool #BP9370 ........................................ 2.00 7/1/50 30
21 Fannie Mae, Pool #FM6559 ....................................... 2.00 3/1/51 17
39 Fannie Mae, Pool #BQ3004 ....................................... 2.00 10/1/50 32
36 Fannie Mae, Pool #BQ7777 ....................................... 2.00 3/1/36 33
38 Fannie Mae, Pool #BQ8341 ....................................... 2.00 12/1/50 32
20 Fannie Mae, Pool #BQ9685 ....................................... 2.00 1/1/51 17
20 Fannie Mae, Pool #CA8893 ....................................... 2.00 2/1/51 16
19 Fannie Mae, Pool #MA4208 ....................................... 2.00 12/1/50 15
19 Fannie Mae, Pool #CA8118 ....................................... 2.00 12/1/50 15
20 Fannie Mae, Pool #CA8687 ....................................... 2.00 1/1/51 16
20 Fannie Mae, Pool #FM5308 ....................................... 2.00 12/1/50 16
18 Fannie Mae, Pool #MA4182 ....................................... 2.00 11/1/50 15
17 Fannie Mae, Pool #MA4176 ....................................... 2.00 11/1/40 14
38 Fannie Mae, Pool #MA4237 ....................................... 2.00 1/1/51 31

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 39 Fannie Mae, Pool #MA4255 ....................................... 2.00 2/1/51 $ 32
13 Fannie Mae, Pool #SB8061 ........................................ 2.00 9/1/35 11
35 Fannie Mae, Pool #MA4303 ....................................... 2.00 4/1/36 31
19 Fannie Mae, Pool #CA7833 ....................................... 2.00 11/1/50 16
19 Fannie Mae, Pool #MA4403 ....................................... 2.00 8/1/36 17
22 Fannie Mae, Pool #MA4437 ....................................... 2.00 10/1/51 18
25 Fannie Mae, Pool #FM3755 ....................................... 2.00 9/1/35 22
13 Fannie Mae, Pool #FM4039 ....................................... 2.00 10/1/35 12
21 Fannie Mae, Pool #CB0497 ....................................... 2.00 5/1/51 17
22 Fannie Mae, Pool #FS1621 ........................................ 2.00 7/1/51 18
39 Fannie Mae, Pool #CA8110 ....................................... 2.00 12/1/50 32
21 Fannie Mae, Pool #MA4602 ....................................... 2.00 5/1/37 19
45 Fannie Mae, Pool #MA4511 ....................................... 2.00 1/1/52 37
37 Fannie Mae, Pool #FM4788 ....................................... 2.00 11/1/50 31
21 Fannie Mae, Pool #MA4474 ....................................... 2.00 11/1/41 18
41 Fannie Mae, Pool #FM6448 ....................................... 2.00 3/1/51 34
21 Fannie Mae, Pool #CB0684 ....................................... 2.00 6/1/51 17
20 Fannie Mae, Pool #BR4094 ....................................... 2.00 1/1/51 16
43 Fannie Mae, Pool #CB0325 ....................................... 2.00 4/1/51 35
18 Fannie Mae, Pool #CA7225 ....................................... 2.00 10/1/50 15
34 Fannie Mae, Pool #CA9183 ....................................... 2.00 2/1/36 31
21 Fannie Mae, Pool #BR0948 ....................................... 2.00 4/1/51 17
41 Fannie Mae, Pool #MA4325 ....................................... 2.00 5/1/51 34
18 Fannie Mae, Pool #MA4360 ....................................... 2.00 6/1/36 16
22 Fannie Mae, Pool #FS0317 ........................................ 2.00 2/1/42 19
17 Fannie Mae, Pool #CA8131 ....................................... 2.50 12/1/50 14
12 Fannie Mae, Pool #BK2588 ....................................... 2.50 5/1/50 10
14 Fannie Mae, Pool #BQ0329 ....................................... 2.50 7/1/50 12
17 Fannie Mae, Pool #BQ5110 ....................................... 2.50 11/1/50 15
23 Fannie Mae, Pool #CA6074 ....................................... 2.50 6/1/50 19
21 Fannie Mae, Pool #FM9543 ....................................... 2.50 12/1/51 18
22 Fannie Mae, Pool #FS0547 ........................................ 2.50 2/1/52 19
21 Fannie Mae, Pool #CB2868 ....................................... 2.50 2/1/52 18
22 Fannie Mae, Pool #FS1340 ........................................ 2.50 3/1/52 19
16 Fannie Mae, Pool #MA4256 ....................................... 2.50 2/1/51 13
20 Fannie Mae, Pool #FM2881 ....................................... 2.50 4/1/50 17
20 Fannie Mae, Pool #MA4399 ....................................... 2.50 8/1/51 17
21 Fannie Mae, Pool #MA4414 ....................................... 2.50 9/1/51 18
14 Fannie Mae, Pool #BP5878 ........................................ 2.50 6/1/50 12
20 Fannie Mae, Pool #MA4423 ....................................... 2.50 9/1/41 18
20 Fannie Mae, Pool #BO4657 ....................................... 2.50 11/1/49 17
29 Fannie Mae, Pool #FM4638 ....................................... 2.50 10/1/50 24
21 Fannie Mae, Pool #FM8997 ....................................... 2.50 10/1/51 18
22 Fannie Mae, Pool #BU1451 ....................................... 2.50 1/1/52 19
21 Fannie Mae, Pool #BU5917 ....................................... 2.50 12/1/51 18
7 Fannie Mae, Pool #MA3965 ....................................... 2.50 3/1/40 6
6 Fannie Mae, Pool #MA3765 ....................................... 2.50 9/1/49 5
7 Fannie Mae, Pool #MA3990 ....................................... 2.50 4/1/50 6
21 Fannie Mae, Pool #FM8745 ....................................... 2.50 9/1/51 18
6 Fannie Mae, Pool #MA3827 ....................................... 2.50 11/1/34 5
20 Fannie Mae, Pool #FM9033 ....................................... 2.50 10/1/51 17
7 Fannie Mae, Pool #MA1277 ....................................... 2.50 12/1/27 6
8 Fannie Mae, Pool #MA3902 ....................................... 2.50 1/1/50 7
13 Fannie Mae, Pool #AP4742 ........................................ 2.50 8/1/27 12
12 Fannie Mae, Pool #BC9041 ....................................... 2.50 11/1/31 12
40 Fannie Mae, Pool #BR7857 ....................................... 2.50 5/1/51 34
23 Fannie Mae, Pool #FS0235 ........................................ 2.50 1/1/52 19
6 Fannie Mae, Pool #MA3930 ....................................... 2.50 2/1/35 6
9 Fannie Mae, Pool #AS8893 ........................................ 2.50 2/1/32 9

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Fannie Mae, Pool #CB1828 ....................................... 2.50 10/1/51 $ 19
20 Fannie Mae, Pool #CB1131 ........................................ 2.50 7/1/51 17
15 Fannie Mae, Pool #MA4183 ....................................... 2.50 11/1/50 13
5 Fannie Mae, Pool #MA3154 ....................................... 2.50 10/1/32 5
10 Fannie Mae, Pool #AU6677 ....................................... 2.50 9/1/28 10
13 Fannie Mae, Pool #MA4096 ....................................... 2.50 8/1/50 11
13 Fannie Mae, Pool #AB7391 ....................................... 2.50 12/1/42 11
13 Fannie Mae, Pool #MA2854 ....................................... 2.50 12/1/46 12
4 Fannie Mae, Pool #MA2789 ....................................... 2.50 10/1/36 4
15 Fannie Mae, Pool #FM4231 ....................................... 2.50 9/1/50 13
12 Fannie Mae, Pool #MA4078 ....................................... 2.50 7/1/50 10
11 Fannie Mae, Pool #MA4075 ....................................... 2.50 7/1/35 10
15 Fannie Mae, Pool #MA4159 ....................................... 2.50 10/1/50 13
10 Fannie Mae, Pool #BD8046 ....................................... 2.50 9/1/31 9
9 Fannie Mae, Pool #BP1932 ........................................ 3.00 4/1/50 8
4 Fannie Mae, Pool #FM1585 ....................................... 3.00 9/1/49 3
7 Fannie Mae, Pool #MA1307 ....................................... 3.00 1/1/33 7
4 Fannie Mae, Pool #MA3774 ....................................... 3.00 9/1/49 4
9 Fannie Mae, Pool #MA3802 ....................................... 3.00 10/1/49 8
4 Fannie Mae, Pool #MA3744 ....................................... 3.00 8/1/49 3
6 Fannie Mae, Pool #BO8947 ....................................... 3.00 1/1/50 6
7 Fannie Mae, Pool #AL9996 ....................................... 3.00 4/1/32 7
8 Fannie Mae, Pool #MA3897 ....................................... 3.00 1/1/35 7
7 Fannie Mae, Pool #MA3738 ....................................... 3.00 8/1/34 7
9 Fannie Mae, Pool #AL9263 ....................................... 3.00 10/1/46 9
13 Fannie Mae, Pool #QB1382 ....................................... 3.00 7/1/50 11
4 Fannie Mae, Pool #FM1299 ....................................... 3.00 7/1/49 4
9 Fannie Mae, Pool #BO9169 ....................................... 3.00 12/1/49 8
9 Fannie Mae, Pool #BO7242 ....................................... 3.00 1/1/50 8
8 Fannie Mae, Pool #BO6219 ....................................... 3.00 12/1/49 7
9 Fannie Mae, Pool #MA4048 ....................................... 3.00 6/1/50 8
5 Fannie Mae, Pool #BN7703 ....................................... 3.00 8/1/49 4
8 Fannie Mae, Pool #CA5519 ....................................... 3.00 4/1/50 7
6 Fannie Mae, Pool #BO3192 ....................................... 3.00 10/1/49 5
11 Fannie Mae, Pool #BP6466 ........................................ 3.00 7/1/50 10
8 Fannie Mae, Pool #CA5668 ....................................... 3.00 5/1/50 7
10 Fannie Mae, Pool #FM3395 ....................................... 3.00 6/1/50 9
8 Fannie Mae, Pool #FM4317 ....................................... 3.00 9/1/50 7
13 Fannie Mae, Pool #MA3991 ....................................... 3.00 4/1/50 11
14 Fannie Mae, Pool #MA3937 ....................................... 3.00 2/1/50 12
5 Fannie Mae, Pool #FM2132 ....................................... 3.00 1/1/50 4
25 Fannie Mae, Pool #AS8483 ........................................ 3.00 12/1/46 23
11 Fannie Mae, Pool #AS8276 ........................................ 3.00 11/1/46 10
6 Fannie Mae, Pool #BO2201 ....................................... 3.00 9/1/49 5
13 Fannie Mae, Pool #BC9003 ....................................... 3.00 11/1/46 11
5 Fannie Mae, Pool #MA3127 ....................................... 3.00 9/1/37 5
4 Fannie Mae, Pool #MA3691 ....................................... 3.00 7/1/49 3
28 Fannie Mae, Pool #AO0752 ....................................... 3.00 4/1/42 26
18 Fannie Mae, Pool #AQ7920 ....................................... 3.00 12/1/42 16
16 Fannie Mae, Pool #MA2246 ....................................... 3.00 4/1/30 16
7 Fannie Mae, Pool #CA5423 ....................................... 3.00 3/1/50 7
6 Fannie Mae, Pool #MA3871 ....................................... 3.00 12/1/49 5
26 Fannie Mae, Pool #AB7099 ....................................... 3.00 11/1/42 24
22 Fannie Mae, Pool #BU8883 ....................................... 3.00 3/1/52 20
5 Fannie Mae, Pool #MA3237 ....................................... 3.00 1/1/48 5
9 Fannie Mae, Pool #MA4079 ....................................... 3.00 7/1/50 8
22 Fannie Mae, Pool #CB3172 ....................................... 3.00 3/1/52 19
6 Fannie Mae, Pool #MA3890 ....................................... 3.00 1/1/40 5
13 Fannie Mae, Pool #BC4764 ....................................... 3.00 10/1/46 12

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Fannie Mae, Pool #AZ2936 ....................................... 3.00 9/1/45 $ 6
6 Fannie Mae, Pool #AS8074 ........................................ 3.00 10/1/46 5
12 Fannie Mae, Pool #MA3834 ....................................... 3.00 11/1/49 11
6 Fannie Mae, Pool #FM1370 ....................................... 3.00 4/1/46 6
20 Fannie Mae, Pool #AB8897 ....................................... 3.00 4/1/43 19
6 Fannie Mae, Pool #MA2863 ....................................... 3.00 1/1/47 6
4 Fannie Mae, Pool #AB2047 ....................................... 3.00 1/1/26 4
5 Fannie Mae, Pool #MA3377 ....................................... 3.00 5/1/48 5
9 Fannie Mae, Pool #AU3353 ....................................... 3.00 8/1/43 9
4 Fannie Mae, Pool #MA2523 ....................................... 3.00 2/1/36 4
6 Fannie Mae, Pool #MA2897 ....................................... 3.00 2/1/37 6
4 Fannie Mae, Pool #MA3339 ....................................... 3.00 4/1/33 4
22 Fannie Mae, Pool #AS0302 ........................................ 3.00 8/1/43 21
6 Fannie Mae, Pool #MA3905 ....................................... 3.00 1/1/50 5
22 Fannie Mae, Pool #BU1241 ....................................... 3.00 3/1/52 20
23 Fannie Mae, Pool #CB3364 ....................................... 3.00 4/1/52 20
22 Fannie Mae, Pool #FS2122 ........................................ 3.00 3/1/52 20
5 Fannie Mae, Pool #MA3831 ....................................... 3.00 11/1/39 4
21 Fannie Mae, Pool #CB2759 ....................................... 3.00 2/1/52 19
4 Fannie Mae, Pool #MA3057 ....................................... 3.50 7/1/47 4
5 Fannie Mae, Pool #FM1566 ....................................... 3.50 11/1/48 5
6 Fannie Mae, Pool #FM1911 ....................................... 3.50 7/1/48 6
3 Fannie Mae, Pool #CA4026 ....................................... 3.50 5/1/49 2
7 Fannie Mae, Pool #MA2706 ....................................... 3.50 8/1/46 7
5 Fannie Mae, Pool #FM1001 ....................................... 3.50 11/1/48 4
5 Fannie Mae, Pool #BM2000 ....................................... 3.50 5/1/47 5
9 Fannie Mae, Pool #MA3243 ....................................... 3.50 1/1/38 9
9 Fannie Mae, Pool #BM1568 ....................................... 3.50 7/1/47 9
3 Fannie Mae, Pool #BM5485 ....................................... 3.50 2/1/49 3
23 Fannie Mae, Pool #BU8723 ....................................... 3.50 6/1/52 21
25 Fannie Mae, Pool #AQ0546 ....................................... 3.50 11/1/42 23
3 Fannie Mae, Pool #MA3494 ....................................... 3.50 10/1/48 3
45 Fannie Mae, Pool #MA4600 ....................................... 3.50 5/1/52 42
11 Fannie Mae, Pool #ZS4618 ........................................ 3.50 6/1/45 10
4 Fannie Mae, Pool #ZA5052 ....................................... 3.50 11/1/47 4
4 Fannie Mae, Pool #MA3775 ....................................... 3.50 9/1/49 3
4 Fannie Mae, Pool #BM4703 ....................................... 3.50 2/1/48 4
3 Fannie Mae, Pool #MA3597 ....................................... 3.50 2/1/49 2
12 Fannie Mae, Pool #AS4771 ........................................ 3.50 4/1/45 11
23 Fannie Mae, Pool #MA4654 ....................................... 3.50 7/1/52 21
2 Fannie Mae, Pool #MA3614 ....................................... 3.50 3/1/49 2
3 Fannie Mae, Pool #MA3692 ....................................... 3.50 7/1/49 3
8 Fannie Mae, Pool #BP1947 ........................................ 3.50 4/1/50 7
4 Fannie Mae, Pool #AB2052 ....................................... 3.50 1/1/26 4
3 Fannie Mae, Pool #MA3663 ....................................... 3.50 5/1/49 3
5 Fannie Mae, Pool #BC0443 ....................................... 3.50 12/1/45 5
4 Fannie Mae, Pool #MA3906 ....................................... 3.50 1/1/50 4
5 Fannie Mae, Pool #AL1717 ....................................... 3.50 5/1/27 4
6 Fannie Mae, Pool #MA3520 ....................................... 3.50 11/1/48 6
7 Fannie Mae, Pool #MA3026 ....................................... 3.50 6/1/47 6
6 Fannie Mae, Pool #BC1158 ........................................ 3.50 2/1/46 6
4 Fannie Mae, Pool #BD5046 ....................................... 3.50 2/1/47 4
5 Fannie Mae, Pool #MA3210 ....................................... 3.50 12/1/47 5
5 Fannie Mae, Pool #ZM4908 ....................................... 3.50 11/1/47 4
7 Fannie Mae, Pool #AS0024 ........................................ 3.50 7/1/43 6
5 Fannie Mae, Pool #BJ3716 ........................................ 3.50 12/1/47 5
9 Fannie Mae, Pool #BJ4916 ........................................ 3.50 3/1/48 8
4 Fannie Mae, Pool #MA3059 ....................................... 3.50 7/1/37 4
3 Fannie Mae, Pool #AS4236 ........................................ 3.50 1/1/45 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 4 Fannie Mae, Pool #MA3305 ....................................... 3.50 3/1/48 $ 4
3 Fannie Mae, Pool #AS6394 ........................................ 3.50 12/1/45 3
3 Fannie Mae, Pool #SD8001 ........................................ 3.50 7/1/49 3
13 Fannie Mae, Pool #MA2125 ....................................... 3.50 12/1/44 12
5 Fannie Mae, Pool #BK9038 ....................................... 3.50 10/1/33 5
3 Fannie Mae, Pool #FM0020 ....................................... 3.50 7/1/49 3
3 Fannie Mae, Pool #MA3745 ....................................... 3.50 8/1/49 3
9 Fannie Mae, Pool #BC2926 ....................................... 3.50 3/1/46 8
6 Fannie Mae, Pool #AS7388 ........................................ 3.50 6/1/46 5
4 Fannie Mae, Pool #MA3148 ....................................... 3.50 10/1/47 4
8 Fannie Mae, Pool #AZ0862 ....................................... 3.50 7/1/45 8
8 Fannie Mae, Pool #MA3182 ....................................... 3.50 11/1/47 8
4 Fannie Mae, Pool #MA2522 ....................................... 3.50 2/1/46 3
2 Fannie Mae, Pool #MA3637 ....................................... 3.50 4/1/49 2
3 Fannie Mae, Pool #BA1893 ....................................... 3.50 8/1/45 3
9 Fannie Mae, Pool #MA1980 ....................................... 3.50 8/1/44 8
6 Fannie Mae, Pool #AS7491 ........................................ 3.50 7/1/46 5
6 Fannie Mae, Pool #AS6102 ........................................ 3.50 11/1/45 6
4 Fannie Mae, Pool #MA3835 ....................................... 3.50 11/1/49 4
6 Fannie Mae, Pool #BM2002 ....................................... 4.00 10/1/47 6
5 Fannie Mae, Pool #AS7558 ........................................ 4.00 7/1/46 5
7 Fannie Mae, Pool #AS3467 ........................................ 4.00 10/1/44 7
3 Fannie Mae, Pool #FM1571 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #BD7060 ....................................... 4.00 3/1/47 3
6 Fannie Mae, Pool #ZS4708 ........................................ 4.00 3/1/47 6
8 Fannie Mae, Pool #AS3468 ........................................ 4.00 10/1/44 8
3 Fannie Mae, Pool #BM4991 ....................................... 4.00 9/1/48 3
7 Fannie Mae, Pool #MA3121 ....................................... 4.00 9/1/47 7
3 Fannie Mae, Pool #AS8532 ........................................ 4.00 12/1/46 3
15 Fannie Mae, Pool #AO2959 ....................................... 4.00 5/1/42 14
5 Fannie Mae, Pool #AS9831 ........................................ 4.00 6/1/47 5
3 Fannie Mae, Pool #FM0021 ....................................... 4.00 3/1/49 3
5 Fannie Mae, Pool #BN6677 ....................................... 4.00 6/1/49 4
8 Fannie Mae, Pool #AS8823 ........................................ 4.00 2/1/47 8
5 Fannie Mae, Pool #AH6242 ....................................... 4.00 4/1/26 5
3 Fannie Mae, Pool #BK0920 ....................................... 4.00 7/1/48 3
5 Fannie Mae, Pool #MA3804 ....................................... 4.00 10/1/49 5
4 Fannie Mae, Pool #FM1960 ....................................... 4.00 5/1/49 4
3 Fannie Mae, Pool #BM4306 ....................................... 4.00 9/1/25 3
3 Fannie Mae, Pool #MA3563 ....................................... 4.00 1/1/49 3
23 Fannie Mae, Pool #MA4732 ....................................... 4.00 9/1/52 22
7 Fannie Mae, Pool #MA2995 ....................................... 4.00 5/1/47 7
4 Fannie Mae, Pool #AS7600 ........................................ 4.00 7/1/46 4
4 Fannie Mae, Pool #CA0183 ....................................... 4.00 8/1/47 4
7 Fannie Mae, Pool #ZA4988 ....................................... 4.00 8/1/47 7
7 Fannie Mae, Pool #AU8849 ....................................... 4.00 11/1/43 7
4 Fannie Mae, Pool #MA3183 ....................................... 4.00 11/1/47 4
4 Fannie Mae, Pool #MA2415 ....................................... 4.00 10/1/45 3
3 Fannie Mae, Pool #MA3638 ....................................... 4.00 4/1/49 3
6 Fannie Mae, Pool #AS9314 ........................................ 4.00 3/1/47 6
4 Fannie Mae, Pool #AZ7362 ....................................... 4.00 11/1/45 4
4 Fannie Mae, Pool #MA3277 ....................................... 4.00 2/1/48 4
2 Fannie Mae, Pool #MA3592 ....................................... 4.00 2/1/49 2
2 Fannie Mae, Pool #MA3615 ....................................... 4.00 3/1/49 2
3 Fannie Mae, Pool #BN0334 ....................................... 4.00 12/1/48 3
11 Fannie Mae, Pool #BK7943 ....................................... 4.00 11/1/48 10
9 Fannie Mae, Pool #BM1066 ....................................... 4.00 2/1/47 9
3 Fannie Mae, Pool #FM1415 ....................................... 4.00 12/1/48 3
3 Fannie Mae, Pool #BK0909 ....................................... 4.00 7/1/48 3

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 3 Fannie Mae, Pool #MA3746 ....................................... 4.00 8/1/49 $ 3
3 Fannie Mae, Pool #CA2316 ....................................... 4.00 7/1/48 2
8 Fannie Mae, Pool #AX0841 ....................................... 4.00 9/1/44 8
2 Fannie Mae, Pool #MA3521 ....................................... 4.00 11/1/48 2
10 Fannie Mae, Pool #AS9394 ........................................ 4.50 4/1/47 10
2 Fannie Mae, Pool #BK6328 ....................................... 4.50 6/1/48 2
4 Fannie Mae, Pool #BM3286 ....................................... 4.50 11/1/47 4
2 Fannie Mae, Pool #BN4309 ....................................... 4.50 1/1/49 2
6 Fannie Mae, Pool #MA3747 ....................................... 4.50 8/1/49 6
5 Fannie Mae, Pool #AS2751 ........................................ 4.50 6/1/44 5
3 Fannie Mae, Pool #CA0623 ....................................... 4.50 10/1/47 3
16 Fannie Mae, Pool #AE0954 ....................................... 4.50 2/1/41 16
2 Fannie Mae, Pool #MA3537 ....................................... 4.50 12/1/48 2
21 Fannie Mae, Pool #AE0217 ....................................... 4.50 8/1/40 20
4 Fannie Mae, Pool #CA1711 ....................................... 4.50 5/1/48 4
44 Fannie Mae, Pool #BV7928 ....................................... 4.50 8/1/52 43
3 Fannie Mae, Pool #BK4850 ....................................... 4.50 5/1/48 3
11 Fannie Mae, Pool #MA3184 ....................................... 4.50 11/1/47 11
3 Fannie Mae, Pool #MA3639 ....................................... 4.50 4/1/49 3
— Fannie Mae, Pool #930998 ........................................ 4.50 4/1/29 —
23 Fannie Mae, Pool #MA4761 ....................................... 5.00 9/1/52 22
24 Fannie Mae, Pool #MA5071 ....................................... 5.00 7/1/53 24
9 Fannie Mae, Pool #725238 ........................................ 5.00 3/1/34 9
4 Fannie Mae, Pool #BM3904 ....................................... 5.00 5/1/48 4
18 Fannie Mae, Pool #889117 ........................................ 5.00 10/1/35 19
4 Fannie Mae, Pool #725027 ........................................ 5.00 11/1/33 4
3 Fannie Mae, Pool #890603 ........................................ 5.00 8/1/41 3
3 Fannie Mae, Pool #890221 ........................................ 5.50 12/1/33 4
47 Fannie Mae, Pool #MA5010 ....................................... 5.50 5/1/53 48
24 Fannie Mae, Pool #MA5072 ....................................... 5.50 7/1/53 24
23 Fannie Mae, Pool #FS3360 ........................................ 5.50 12/1/52 23
10 Fannie Mae, Pool #959451 ........................................ 6.00 12/1/37 10
24 Fannie Mae, Pool #MA5073 ....................................... 6.00 7/1/53 24
50 Fannie Mae, 15 YR TBA ......................................... 1.50 1/25/39 43
25 Fannie Mae, 15 YR TBA ......................................... 4.00 1/25/54 24
25 Fannie Mae, 15 YR TBA ......................................... 4.50 1/25/39 25
25 Fannie Mae, 15 YR TBA ......................................... 5.00 1/25/39 25
25 Fannie Mae, 30 YR TBA ......................................... 3.50 1/25/54 23
25 Fannie Mae, 30 YR TBA ......................................... 4.50 1/25/54 24
50 Fannie Mae, 30 YR TBA ......................................... 5.00 1/25/54 50
25 Fannie Mae, 30 YR TBA ......................................... 5.50 1/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 1/25/54 25
25 Fannie Mae, 30 YR TBA ......................................... 6.00 2/25/54 25
75 Fannie Mae, 30 YR TBA ......................................... 6.50 1/25/54 76
25 Fannie Mae, 30 YR TBA ......................................... 6.50 2/25/54 26
25 Fannie Mae, 30 YR TBA ......................................... 7.00 1/25/54 26
17 Freddie Mac, Pool #SB8088 ....................................... 1.50 2/1/36 14
43 Freddie Mac, Pool #SD8154 ....................................... 1.50 7/1/51 33
42 Freddie Mac, Pool #QC0962 ....................................... 1.50 4/1/51 32
20 Freddie Mac, Pool #RB5110 ....................................... 1.50 5/1/41 17
18 Freddie Mac, Pool #SB8097 ....................................... 1.50 4/1/36 16
21 Freddie Mac, Pool #SB8144 ....................................... 1.50 3/1/37 18
21 Freddie Mac, Pool #QN9521 ....................................... 1.50 2/1/37 18
21 Freddie Mac, Pool #SD8098 ....................................... 2.00 10/1/50 17
39 Freddie Mac, Pool #QB7708 ....................................... 2.00 1/1/51 32
30 Freddie Mac, Pool #SB8079 ....................................... 2.00 12/1/35 27
40 Freddie Mac, Pool #SD7537 ....................................... 2.00 3/1/51 33
20 Freddie Mac, Pool #SD8146 ....................................... 2.00 5/1/51 17
45 Freddie Mac, Pool #SD8193 ....................................... 2.00 2/1/52 37

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 23 Freddie Mac, Pool #SD8199 ....................................... 2.00 3/1/52 $ 19
23 Freddie Mac, Pool #QD5748 ....................................... 2.00 2/1/52 19
18 Freddie Mac, Pool #RA3205 ....................................... 2.00 8/1/50 15
42 Freddie Mac, Pool #QC3697 ....................................... 2.00 6/1/51 34
18 Freddie Mac, Pool #SB8510 ....................................... 2.00 2/1/36 16
39 Freddie Mac, Pool #SB8128 ....................................... 2.00 11/1/36 35
20 Freddie Mac, Pool #RB5114 ....................................... 2.00 6/1/41 17
45 Freddie Mac, Pool #SD8188 ....................................... 2.00 1/1/52 37
21 Freddie Mac, Pool #QC3597 ....................................... 2.00 6/1/51 18
45 Freddie Mac, Pool #QD1254 ....................................... 2.00 11/1/51 37
37 Freddie Mac, Pool #SD8113 ....................................... 2.00 12/1/50 31
44 Freddie Mac, Pool #SD8177 ....................................... 2.00 11/1/51 36
20 Freddie Mac, Pool #SD8079 ....................................... 2.00 7/1/50 17
19 Freddie Mac, Pool #SB8115 ....................................... 2.00 8/1/36 17
19 Freddie Mac, Pool #SD8121 ....................................... 2.00 1/1/51 16
43 Freddie Mac, Pool #SD8160 ....................................... 2.00 8/1/51 35
21 Freddie Mac, Pool #RA5257 ....................................... 2.00 5/1/51 17
21 Freddie Mac, Pool #RA5040 ....................................... 2.00 4/1/51 17
20 Freddie Mac, Pool #RA4214 ....................................... 2.00 12/1/50 16
20 Freddie Mac, Pool #RA3328 ....................................... 2.00 8/1/50 17
41 Freddie Mac, Pool #QC1333 ....................................... 2.00 5/1/51 34
22 Freddie Mac, Pool #QC7473 ....................................... 2.00 9/1/51 18
41 Freddie Mac, Pool #QC0423 ....................................... 2.00 4/1/51 33
38 Freddie Mac, Pool #SD8128 ....................................... 2.00 2/1/51 31
18 Freddie Mac, Pool #RA3575 ....................................... 2.00 9/1/50 15
22 Freddie Mac, Pool #RA5155 ....................................... 2.00 5/1/51 18
15 Freddie Mac, Pool #RC1727 ....................................... 2.00 12/1/35 14
18 Freddie Mac, Pool #SB8107 ....................................... 2.00 6/1/36 16
18 Freddie Mac, Pool #RB5095 ....................................... 2.00 1/1/41 16
22 Freddie Mac, Pool #SD8172 ....................................... 2.00 10/1/51 18
20 Freddie Mac, Pool #RB5121 ....................................... 2.00 8/1/41 18
18 Freddie Mac, Pool #QB3926 ....................................... 2.00 10/1/50 15
41 Freddie Mac, Pool #QB6893 ....................................... 2.00 12/1/50 33
20 Freddie Mac, Pool #RA3528 ....................................... 2.50 9/1/50 17
37 Freddie Mac, Pool #SD8141 ....................................... 2.50 4/1/51 32
23 Freddie Mac, Pool #RA6136 ....................................... 2.50 10/1/51 19
23 Freddie Mac, Pool #SD8205 ....................................... 2.50 4/1/52 19
19 Freddie Mac, Pool #QC2031 ....................................... 2.50 5/1/51 16
21 Freddie Mac, Pool #SB0301 ....................................... 2.50 4/1/35 19
30 Freddie Mac, Pool #RA2634 ....................................... 2.50 5/1/50 26
21 Freddie Mac, Pool #RA6019 ....................................... 2.50 10/1/51 18
19 Freddie Mac, Pool #SD8151 ....................................... 2.50 6/1/51 17
22 Freddie Mac, Pool #RA6621 ....................................... 2.50 1/1/52 19
44 Freddie Mac, Pool #SD8194 ....................................... 2.50 2/1/52 38
45 Freddie Mac, Pool #RA6493 ....................................... 2.50 12/1/51 38
20 Freddie Mac, Pool #SD8021 ....................................... 2.50 9/1/49 18
45 Freddie Mac, Pool #SD1011 ....................................... 2.50 4/1/52 38
16 Freddie Mac, Pool #SD8129 ....................................... 2.50 2/1/51 14
21 Freddie Mac, Pool #RA6815 ....................................... 2.50 2/1/52 18
21 Freddie Mac, Pool #QC7457 ....................................... 2.50 9/1/51 18
23 Freddie Mac, Pool #QE2352 ....................................... 2.50 5/1/52 20
16 Freddie Mac, Pool #SD8122 ....................................... 2.50 1/1/51 13
15 Freddie Mac, Pool #QB3703 ....................................... 2.50 9/1/50 13
18 Freddie Mac, Pool #SD8147 ....................................... 2.50 5/1/51 16
10 Freddie Mac, Pool #G18470 ....................................... 2.50 6/1/28 10
13 Freddie Mac, Pool #SD8083 ....................................... 2.50 8/1/50 11
10 Freddie Mac, Pool #G18485 ....................................... 2.50 10/1/28 10
11 Freddie Mac, Pool #RB5054 ....................................... 2.50 6/1/40 10
26 Freddie Mac, Pool #SB8045 ....................................... 2.50 5/1/35 24

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Freddie Mac, Pool #G07445 ....................................... 2.50 7/1/43 $ 6
15 Freddie Mac, Pool #QB3287 ....................................... 2.50 8/1/50 13
31 Freddie Mac, Pool #SD8114 ....................................... 2.50 12/1/50 26
14 Freddie Mac, Pool #SD8099 ....................................... 2.50 10/1/50 12
21 Freddie Mac, Pool #SD8167 ....................................... 2.50 9/1/51 18
16 Freddie Mac, Pool #RA4527 ....................................... 2.50 2/1/51 14
6 Freddie Mac, Pool #ZS8692 ....................................... 2.50 4/1/33 6
31 Freddie Mac, Pool #RA2643 ....................................... 2.50 6/1/50 26
15 Freddie Mac, Pool #ZS4687 ....................................... 2.50 11/1/46 13
7 Freddie Mac, Pool #RB5043 ....................................... 2.50 4/1/40 6
22 Freddie Mac, Pool #SD8189 ....................................... 2.50 1/1/52 19
5 Freddie Mac, Pool #G18687 ....................................... 2.50 5/1/33 5
40 Freddie Mac, Pool #RA5832 ....................................... 2.50 9/1/51 35
43 Freddie Mac, Pool #SD8183 ....................................... 2.50 12/1/51 37
19 Freddie Mac, Pool #RA5286 ....................................... 2.50 5/1/51 16
14 Freddie Mac, Pool #RA2897 ....................................... 2.50 6/1/50 12
13 Freddie Mac, Pool #RA2595 ....................................... 2.50 5/1/50 11
22 Freddie Mac, Pool #RA5802 ....................................... 2.50 9/1/51 18
33 Freddie Mac, Pool #ZS4522 ....................................... 3.00 7/1/43 31
3 Freddie Mac, Pool #G18518 ....................................... 3.00 7/1/29 2
9 Freddie Mac, Pool #SD8074 ....................................... 3.00 7/1/50 8
7 Freddie Mac, Pool #G15145 ....................................... 3.00 7/1/29 7
4 Freddie Mac, Pool #G18601 ....................................... 3.00 5/1/31 4
6 Freddie Mac, Pool #J36428 ........................................ 3.00 2/1/32 6
16 Freddie Mac, Pool #G60989 ....................................... 3.00 12/1/46 14
6 Freddie Mac, Pool #ZM2089 ....................................... 3.00 11/1/46 6
10 Freddie Mac, Pool #G18663 ....................................... 3.00 10/1/32 9
7 Freddie Mac, Pool #G61680 ....................................... 3.00 4/1/47 6
5 Freddie Mac, Pool #QA1033 ....................................... 3.00 7/1/49 4
14 Freddie Mac, Pool #ZS4706 ....................................... 3.00 3/1/47 12
12 Freddie Mac, Pool #SD8030 ....................................... 3.00 12/1/49 10
10 Freddie Mac, Pool #ZS4658 ....................................... 3.00 4/1/46 9
6 Freddie Mac, Pool #SD8056 ....................................... 3.00 4/1/50 6
11 Freddie Mac, Pool #G08737 ....................................... 3.00 12/1/46 10
4 Freddie Mac, Pool #G08635 ....................................... 3.00 4/1/45 4
5 Freddie Mac, Pool #G08803 ....................................... 3.00 3/1/48 4
7 Freddie Mac, Pool #SB8046 ....................................... 3.00 5/1/35 7
5 Freddie Mac, Pool #ZS4688 ....................................... 3.00 11/1/46 5
8 Freddie Mac, Pool #QA8065 ....................................... 3.00 3/1/50 7
22 Freddie Mac, Pool #QD9881 ....................................... 3.00 3/1/52 20
15 Freddie Mac, Pool #ZS4606 ....................................... 3.00 3/1/45 14
10 Freddie Mac, Pool #QA9049 ....................................... 3.00 4/1/50 9
23 Freddie Mac, Pool #ZS4511 ....................................... 3.00 3/1/43 21
38 Freddie Mac, Pool #SD8174 ....................................... 3.00 10/1/51 34
13 Freddie Mac, Pool #ZA2304 ....................................... 3.00 6/1/33 13
2 Freddie Mac, Pool #J14069 ........................................ 3.50 1/1/26 2
5 Freddie Mac, Pool #G08620 ....................................... 3.50 12/1/44 5
7 Freddie Mac, Pool #G08761 ....................................... 3.50 5/1/47 6
3 Freddie Mac, Pool #ZS4771 ....................................... 3.50 6/1/48 3
6 Freddie Mac, Pool #ZS4651 ....................................... 3.50 3/1/46 6
6 Freddie Mac, Pool #SD8011 ....................................... 3.50 9/1/49 5
3 Freddie Mac, Pool #Q57871 ....................................... 3.50 8/1/48 3
5 Freddie Mac, Pool #V83453 ....................................... 3.50 10/1/47 4
3 Freddie Mac, Pool #G08770 ....................................... 3.50 7/1/47 3
6 Freddie Mac, Pool #Q43933 ....................................... 3.50 10/1/46 5
23 Freddie Mac, Pool #SD8214 ....................................... 3.50 5/1/52 21
7 Freddie Mac, Pool #G08687 ....................................... 3.50 1/1/46 7
7 Freddie Mac, Pool #SB8007 ....................................... 3.50 9/1/34 7
6 Freddie Mac, Pool #G08784 ....................................... 3.50 10/1/47 6

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Freddie Mac, Pool #G08698 ....................................... 3.50 3/1/46 $ 7
4 Freddie Mac, Pool #ZS4659 ....................................... 3.50 4/1/46 3
4 Freddie Mac, Pool #ZS4713 ....................................... 3.50 4/1/47 3
8 Freddie Mac, Pool #RA2469 ....................................... 3.50 4/1/50 8
7 Freddie Mac, Pool #G61148 ....................................... 3.50 9/1/47 7
16 Freddie Mac, Pool #G08554 ....................................... 3.50 10/1/43 15
3 Freddie Mac, Pool #G08627 ....................................... 3.50 2/1/45 3
8 Freddie Mac, Pool #RA1508 ....................................... 3.50 10/1/49 7
4 Freddie Mac, Pool #ZS4599 ....................................... 3.50 1/1/45 4
22 Freddie Mac, Pool #SD8038 ....................................... 3.50 1/1/50 21
5 Freddie Mac, Pool #J30284 ........................................ 3.50 11/1/29 5
14 Freddie Mac, Pool #ZS4642 ....................................... 3.50 12/1/45 13
15 Freddie Mac, Pool #G08636 ....................................... 3.50 4/1/45 14
5 Freddie Mac, Pool #SD0290 ....................................... 4.00 4/1/50 5
48 Freddie Mac, Pool #SD8286 ....................................... 4.00 1/1/53 45
9 Freddie Mac, Pool #G08606 ....................................... 4.00 9/1/44 9
9 Freddie Mac, Pool #A96286 ....................................... 4.00 1/1/41 9
13 Freddie Mac, Pool #ZL7781 ....................................... 4.00 2/1/44 13
9 Freddie Mac, Pool #G08567 ....................................... 4.00 1/1/44 8
12 Freddie Mac, Pool #G08637 ....................................... 4.00 4/1/45 12
3 Freddie Mac, Pool #ZT1840 ....................................... 4.00 9/1/48 3
5 Freddie Mac, Pool #C91395 ....................................... 4.00 9/1/31 5
4 Freddie Mac, Pool #G08801 ....................................... 4.00 2/1/48 4
7 Freddie Mac, Pool #Q58680 ....................................... 4.00 9/1/48 7
5 Freddie Mac, Pool #ZT1320 ....................................... 4.00 11/1/48 5
7 Freddie Mac, Pool #SD8070 ....................................... 4.00 6/1/50 7
47 Freddie Mac, Pool #SD8244 ....................................... 4.00 9/1/52 44
3 Freddie Mac, Pool #ZT2106 ....................................... 4.00 3/1/49 3
7 Freddie Mac, Pool #ZS4631 ....................................... 4.00 9/1/45 7
7 Freddie Mac, Pool #G08775 ....................................... 4.00 8/1/47 7
4 Freddie Mac, Pool #G08771 ....................................... 4.00 7/1/47 4
23 Freddie Mac, Pool #QE5462 ....................................... 4.00 7/1/52 22
2 Freddie Mac, Pool #ZA6946 ....................................... 4.00 5/1/49 2
23 Freddie Mac, Pool #SD8266 ....................................... 4.50 11/1/52 23
25 Freddie Mac, Pool #SD8340 ....................................... 4.50 7/1/53 24
48 Freddie Mac, Pool #SD8306 ....................................... 4.50 3/1/53 47
15 Freddie Mac, Pool #A97692 ....................................... 4.50 3/1/41 15
5 Freddie Mac, Pool #Q52321 ....................................... 4.50 11/1/47 5
13 Freddie Mac, Pool #G01890 ....................................... 4.50 10/1/35 12
3 Freddie Mac, Pool #ZS4774 ....................................... 4.50 5/1/48 3
23 Freddie Mac, Pool #SD8245 ....................................... 4.50 9/1/52 22
4 Freddie Mac, Pool #G08781 ....................................... 4.50 9/1/47 4
4 Freddie Mac, Pool #C09059 ....................................... 4.50 3/1/44 4
5 Freddie Mac, Pool #Q58217 ....................................... 4.50 9/1/48 4
8 Freddie Mac, Pool #G04817 ....................................... 5.00 9/1/38 8
6 Freddie Mac, Pool #ZT1779 ....................................... 5.00 3/1/49 6
9 Freddie Mac, Pool #G05904 ....................................... 5.00 9/1/39 9
24 Freddie Mac, Pool #SD8323 ....................................... 5.00 5/1/53 24
3 Freddie Mac, Pool #G08838 ....................................... 5.00 9/1/48 3
24 Freddie Mac, Pool #SD8288 ....................................... 5.00 1/1/53 23
48 Freddie Mac, Pool #SD8341 ....................................... 5.00 7/1/53 48
25 Freddie Mac, Pool #SD8361 ....................................... 5.00 9/1/53 24
8 Freddie Mac, Pool #G01962 ....................................... 5.00 12/1/35 8
24 Freddie Mac, Pool #SD8315 ....................................... 5.00 4/1/53 24
23 Freddie Mac, Pool #SD8300 ....................................... 5.50 2/1/53 23
24 Freddie Mac, Pool #SD8342 ....................................... 5.50 7/1/53 24
25 Freddie Mac, Pool #SD8372 ....................................... 5.50 11/1/53 25
13 Freddie Mac, Pool #G01665 ....................................... 5.50 3/1/34 13
24 Freddie Mac, Pool #SD8331 ....................................... 5.50 6/1/53 24

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 49 Freddie Mac, Pool #SD8362 ....................................... 5.50 9/1/53 $ 49
1 Freddie Mac, Pool #C90989 ....................................... 6.00 9/1/26 1
24 Freddie Mac, Pool #SD8363 ....................................... 6.00 9/1/53 25
24 Freddie Mac, Pool #SD8350 ....................................... 6.00 8/1/53 24
23 Freddie Mac, Pool #SD8325 ....................................... 6.00 5/1/53 24
9 Freddie Mac, Pool #G02794 ....................................... 6.00 5/1/37 9
49 Freddie Mac, Pool #SD8373 ....................................... 6.00 11/1/53 50
25 Freddie Mac, Pool #SD8374 ....................................... 6.50 11/1/53 25
19 Government National Mortgage Association, Pool #MA7417 ................ 2.00 6/20/51 16
21 Government National Mortgage Association, Pool #MA7588 ................ 2.00 9/20/51 17
22 Government National Mortgage Association, Pool #MA7986 ................ 2.00 4/20/52 19
22 Government National Mortgage Association, Pool #MA7766 ................ 2.00 12/20/51 18
22 Government National Mortgage Association, Pool #MA7935 ................ 2.00 3/20/52 19
33 Government National Mortgage Association, Pool #MA6930 ................ 2.00 10/20/50 28
22 Government National Mortgage Association, Pool #MA8041 ................ 2.00 5/20/52 19
22 Government National Mortgage Association, Pool #MA7826 ................ 2.00 1/20/52 18
22 Government National Mortgage Association, Pool #MA7880 ................ 2.00 2/20/52 19
17 Government National Mortgage Association, Pool #MA7135 ................ 2.00 1/20/51 15
17 Government National Mortgage Association, Pool #MA7051 ................ 2.00 12/20/50 15
36 Government National Mortgage Association, Pool #MA7254 ................ 2.00 3/20/51 31
32 Government National Mortgage Association, Pool #MA6864 ................ 2.00 9/20/50 27
43 Government National Mortgage Association, Pool #MA7704 ................ 2.00 11/20/51 36
19 Government National Mortgage Association, Pool #MA7366 ................ 2.00 5/20/51 16
40 Government National Mortgage Association, Pool #MA7471 ................ 2.00 7/20/51 34
19 Government National Mortgage Association, Pool #MA7311 ................ 2.00 4/20/51 16
20 Government National Mortgage Association, Pool #MA6994 ................ 2.00 11/20/50 17
4 Government National Mortgage Association, Pool #MA1155 ................ 2.50 7/20/43 4
40 Government National Mortgage Association, Pool #MA7534 ................ 2.50 8/20/51 35
41 Government National Mortgage Association, Pool #MA7649 ................ 2.50 10/20/51 36
33 Government National Mortgage Association, Pool #MA7255 ................ 2.50 3/20/51 29
14 Government National Mortgage Association, Pool #MA6995 ................ 2.50 11/20/50 12
13 Government National Mortgage Association, Pool #MA6931 ................ 2.50 10/20/50 12
18 Government National Mortgage Association, Pool #MA7136 ................ 2.50 1/20/51 16
39 Government National Mortgage Association, Pool #MA7472 ................ 2.50 7/20/51 34
20 Government National Mortgage Association, Pool #MA7589 ................ 2.50 9/20/51 18
5 Government National Mortgage Association, Pool #MA4355 ................ 2.50 4/20/32 5
34 Government National Mortgage Association, Pool #MA6865 ................ 2.50 9/20/50 30
17 Government National Mortgage Association, Pool #MA7312 ................ 2.50 4/20/51 15
43 Government National Mortgage Association, Pool #MA7767 ................ 2.50 12/20/51 37
22 Government National Mortgage Association, Pool #MA8042 ................ 2.50 5/20/52 19
2 Government National Mortgage Association, Pool #AA8341 ................ 2.50 2/15/28 1
42 Government National Mortgage Association, Pool #MA6709 ................ 2.50 6/20/50 37
7 Government National Mortgage Association, Pool #MA6540 ................ 2.50 3/20/50 6
31 Government National Mortgage Association, Pool #MA7193 ................ 2.50 2/20/51 27
24 Government National Mortgage Association, Pool #MA6819 ................ 2.50 8/20/50 21
22 Government National Mortgage Association, Pool #MA7936 ................ 2.50 3/20/52 19
19 Government National Mortgage Association, Pool #MA7418 ................ 2.50 6/20/51 17
9 Government National Mortgage Association, Pool #MA6655 ................ 2.50 5/20/50 8
8 Government National Mortgage Association, Pool #MA3936 ................ 3.00 9/20/46 8
3 Government National Mortgage Association, Pool #MA3596 ................ 3.00 4/20/46 3
10 Government National Mortgage Association, Pool #MA3375 ................ 3.00 1/20/46 9
6 Government National Mortgage Association, Pool #MA6338 ................ 3.00 12/20/49 5
16 Government National Mortgage Association, Pool #MA6656 ................ 3.00 5/20/50 15
8 Government National Mortgage Association, Pool #MA6710 ................ 3.00 6/20/50 8
6 Government National Mortgage Association, Pool #MA6409 ................ 3.00 1/20/50 5
5 Government National Mortgage Association, Pool #MA3873 ................ 3.00 8/20/46 4
23 Government National Mortgage Association, Pool #MA8098 ................ 3.00 6/20/52 21
10 Government National Mortgage Association, Pool #MA2520 ................ 3.00 1/20/45 9
5 Government National Mortgage Association, Pool #MA6089 ................ 3.00 8/20/49 5

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 5 Government National Mortgage Association, Pool #MA6283 ................ 3.00 11/20/49 $ 5
21 Government National Mortgage Association, Pool #MA7828 ................ 3.00 1/20/52 19
14 Government National Mortgage Association, Pool #MA4899 ................ 3.00 12/20/47 13
11 Government National Mortgage Association, Pool #MA6474 ................ 3.00 2/20/50 10
10 Government National Mortgage Association, Pool #MA6820 ................ 3.00 8/20/50 9
7 Government National Mortgage Association, Pool #MA6599 ................ 3.00 4/20/50 6
14 Government National Mortgage Association, Pool #MA1011 ................ 3.00 5/20/43 13
14 Government National Mortgage Association, Pool #MA0851 ................ 3.00 3/20/43 13
7 Government National Mortgage Association, Pool #MA3662 ................ 3.00 5/20/46 7
7 Government National Mortgage Association, Pool #MA2960 ................ 3.00 7/20/45 7
8 Government National Mortgage Association, Pool #MA3802 ................ 3.00 7/20/46 7
7 Government National Mortgage Association, Pool #MA4195 ................ 3.00 1/20/47 7
18 Government National Mortgage Association, Pool #MA6766 ................ 3.00 7/20/50 16
4 Government National Mortgage Association, Pool #MA0205 ................ 3.00 7/20/27 4
10 Government National Mortgage Association, Pool #MA4320 ................ 3.00 3/20/47 9
5 Government National Mortgage Association, Pool #MA4068 ................ 3.00 11/20/46 5
5 Government National Mortgage Association, Pool #MA4261 ................ 3.00 2/20/47 5
8 Government National Mortgage Association, Pool #MA4836 ................ 3.00 11/20/47 7
7 Government National Mortgage Association, Pool #MA3243 ................ 3.00 11/20/45 6
4 Government National Mortgage Association, Pool #MA5815 ................ 3.00 3/20/49 4
10 Government National Mortgage Association, Pool #MA3735 ................ 3.00 6/20/46 9
6 Government National Mortgage Association, Pool #MA4126 ................ 3.00 12/20/46 6
7 Government National Mortgage Association, Pool #AA5897 ................ 3.00 12/15/42 7
21 Government National Mortgage Association, Pool #MA6218 ................ 3.00 10/20/49 19
12 Government National Mortgage Association, Pool #MA5018 ................ 3.00 2/20/48 11
12 Government National Mortgage Association, Pool #MA4003 ................ 3.00 10/20/46 11
7 Government National Mortgage Association, Pool #MA3736 ................ 3.50 6/20/46 7
8 Government National Mortgage Association, Pool #MA4510 ................ 3.50 6/20/47 7
5 Government National Mortgage Association, Pool #MA3244 ................ 3.50 11/20/45 5
7 Government National Mortgage Association, Pool #MA2223 ................ 3.50 9/20/44 7
3 Government National Mortgage Association, Pool #MA3454 ................ 3.50 2/20/46 3
7 Government National Mortgage Association, Pool #MA4586 ................ 3.50 7/20/47 6
8 Government National Mortgage Association, Pool #MA4004 ................ 3.50 10/20/46 7
9 Government National Mortgage Association, Pool #MA4127 ................ 3.50 12/20/46 8
7 Government National Mortgage Association, Pool #MA3874 ................ 3.50 8/20/46 7
7 Government National Mortgage Association, Pool #MA3803 ................ 3.50 7/20/46 7
7 Government National Mortgage Association, Pool #MA3310 ................ 3.50 12/20/45 6
7 Government National Mortgage Association, Pool #MA3105 ................ 3.50 9/20/45 6
7 Government National Mortgage Association, Pool #MA3376 ................ 3.50 1/20/46 6
7 Government National Mortgage Association, Pool #MA4321 ................ 3.50 3/20/47 7
7 Government National Mortgage Association, Pool #MA3597 ................ 3.50 4/20/46 6
16 Government National Mortgage Association, Pool #MA1157 ................ 3.50 7/20/43 15
7 Government National Mortgage Association, Pool #MA4382 ................ 3.50 4/20/47 7
4 Government National Mortgage Association, Pool #AB9211 ................ 3.50 11/15/42 3
4 Government National Mortgage Association, Pool #MA4837 ................ 3.50 11/20/47 4
4 Government National Mortgage Association, Pool #MA6339 ................ 3.50 12/20/49 4
4 Government National Mortgage Association, Pool #MA6219 ................ 3.50 10/20/49 4
3 Government National Mortgage Association, Pool #MA1574 ................ 3.50 1/20/29 3
4 Government National Mortgage Association, Pool #AC3938 ................ 3.50 1/15/43 4
7 Government National Mortgage Association, Pool #MA2371 ................ 3.50 11/20/44 7
5 Government National Mortgage Association, Pool #MA2826 ................ 3.50 5/20/45 5
6 Government National Mortgage Association, Pool #MA2961 ................ 3.50 7/20/45 5
9 Government National Mortgage Association, Pool #MA3173 ................ 3.50 10/20/45 9
23 Government National Mortgage Association, Pool #MA8199 ................ 3.50 8/20/52 21
6 Government National Mortgage Association, Pool #MA5019 ................ 3.50 2/20/48 5
6 Government National Mortgage Association, Pool #MA5875 ................ 3.50 4/20/49 6
3 Government National Mortgage Association, Pool #MA5762 ................ 3.50 2/20/49 3
5 Government National Mortgage Association, Pool #MA5191 ................ 3.50 5/20/48 4
8 Government National Mortgage Association, Pool #MA4652 ................ 3.50 8/20/47 8

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 14 Government National Mortgage Association, Pool #MA0699 ................ 3.50 1/20/43 $ 13
4 Government National Mortgage Association, Pool #MA4778 ................ 3.50 10/20/47 4
3 Government National Mortgage Association, Pool #MA4653 ................ 4.00 8/20/47 3
23 Government National Mortgage Association, Pool #MA8200 ................ 4.00 8/20/52 22
3 Government National Mortgage Association, Pool #MA3377 ................ 4.00 1/20/46 3
6 Government National Mortgage Association, Pool #MA1996 ................ 4.00 6/20/44 6
6 Government National Mortgage Association, Pool #MA4511 ................ 4.00 6/20/47 6
3 Government National Mortgage Association, Pool #MA5986 ................ 4.00 6/20/49 3
3 Government National Mortgage Association, Pool #MA4322 ................ 4.00 3/20/47 3
3 Government National Mortgage Association, Pool #MA5595 ................ 4.00 11/20/48 3
3 Government National Mortgage Association, Pool #MA3245 ................ 4.00 11/20/45 3
8 Government National Mortgage Association, Pool #MA6091 ................ 4.00 8/20/49 7
26 Government National Mortgage Association, Pool #MA1091 ................ 4.00 6/20/43 26
3 Government National Mortgage Association, Pool #MA5876 ................ 4.00 4/20/49 3
6 Government National Mortgage Association, Pool #MA6040 ................ 4.00 7/20/49 6
9 Government National Mortgage Association, Pool #MA3737 ................ 4.00 6/20/46 9
4 Government National Mortgage Association, Pool #MA3522 ................ 4.00 3/20/46 4
3 Government National Mortgage Association, Pool #MA5710 ................ 4.00 1/20/49 2
3 Government National Mortgage Association, Pool #MA5651 ................ 4.00 12/20/48 3
3 Government National Mortgage Association, Pool #MA5466 ................ 4.00 9/20/48 3
3 Government National Mortgage Association, Pool #MA4263 ................ 4.00 2/20/47 3
25 Government National Mortgage Association, Pool #MA8877 ................ 4.50 5/20/53 24
14 Government National Mortgage Association, Pool #721760 ................. 4.50 8/15/40 14
23 Government National Mortgage Association, Pool #4801 .................. 4.50 9/20/40 23
6 Government National Mortgage Association, Pool #MA2756 ................ 4.50 4/20/45 6
3 Government National Mortgage Association, Pool #MA4721 ................ 4.50 9/20/47 3
5 Government National Mortgage Association, Pool #MA5399 ................ 4.50 8/20/48 5
3 Government National Mortgage Association, Pool #MA1762 ................ 4.50 3/20/44 3
24 Government National Mortgage Association, Pool #MA8724 ................ 4.50 3/20/53 24
8 Government National Mortgage Association, Pool #MA5987 ................ 4.50 6/20/49 8
2 Government National Mortgage Association, Pool #MA5818 ................ 4.50 3/20/49 2
2 Government National Mortgage Association, Pool #MA5596 ................ 4.50 11/20/48 2
5 Government National Mortgage Association, Pool #MA5764 ................ 4.50 2/20/49 5
5 Government National Mortgage Association, Pool #MA2373 ................ 4.50 11/20/44 5
2 Government National Mortgage Association, Pool #MA5193 ................ 4.50 5/20/48 2
14 Government National Mortgage Association, Pool #4559 .................. 5.00 10/20/39 14
3 Government National Mortgage Association, Pool #MA5933 ................ 5.00 5/20/49 3
25 Government National Mortgage Association, Pool #MA9016 ................ 5.00 7/20/53 25
2 Government National Mortgage Association, Pool #MA5530 ................ 5.00 10/20/48 2
11 Government National Mortgage Association, Pool #697946 ................. 5.00 3/15/39 11
2 Government National Mortgage Association, Pool #MA5653 ................ 5.00 12/20/48 2
3 Government National Mortgage Association, Pool #MA5988 ................ 5.00 6/20/49 3
24 Government National Mortgage Association, Pool #MA8800 ................ 5.00 4/20/53 24
25 Government National Mortgage Association, Pool #MA9017 ................ 5.50 7/20/53 25
25 Government National Mortgage Association, Pool #MA9305 ................ 5.50 11/20/53 25
25 Government National Mortgage Association, Pool #MA9018 ................ 6.00 7/20/53 25
25 Government National Mortgage Association, 30 YR TBA .................. 2.00 1/20/54 21
25 Government National Mortgage Association, 30 YR TBA .................. 3.50 1/20/54 23
50 Government National Mortgage Association, 30 YR TBA .................. 4.00 1/20/54 48
25 Government National Mortgage Association, 30 YR TBA .................. 4.00 2/20/54 24
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 1/20/54 24
50 Government National Mortgage Association, 30 YR TBA .................. 5.00 1/20/54 50
75 Government National Mortgage Association, 30 YR TBA .................. 5.50 1/20/54 74
50 Government National Mortgage Association, 30 YR TBA .................. 6.00 1/20/54 51
25 Government National Mortgage Association, 30 YR TBA .................. 6.00 2/20/54 25
50 Government National Mortgage Association, 30 YR TBA .................. 6.50 11/20/53 51
Total U.S. Government Agency Mortgages ........................... 9,449

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 0.66%
$ 25 Fannie Mae ................................................... 0.75 10/8/27 $ 22
25 Fannie Mae, Callable 3/18/24 @ 100.00 ............................... 0.88 12/18/26 23
25 Fannie Mae ................................................... 1.63 1/7/25 24
10 Fannie Mae ................................................... 5.63 7/15/37 11
20 Fannie Mae ................................................... 6.63 11/15/30 23
50 Federal Farm Credit Bank ......................................... 0.88 11/18/24 49
28 Federal Farm Credit Bank, Callable 1/12/24 @ 100.00 .................... 1.55 7/26/30 23
15 Federal Home Loan Bank ......................................... 2.50 6/12/26 14
40 Federal Home Loan Bank ......................................... 2.75 12/13/24 39
25 Federal Home Loan Bank ......................................... 3.25 11/16/28 24
55 Federal Home Loan Bank ......................................... 4.38 3/13/26 56
25 Federal Home Loan Bank ......................................... 5.00 2/28/25 25
10 Freddie Mac .................................................. 0.00(b) 11/15/38 5
50 Freddie Mac .................................................. 0.38 7/21/25 48
5 Freddie Mac .................................................. 0.38 9/23/25 5
40 Freddie Mac, Callable 2/23/24 @ 100.00 .............................. 5.85 8/23/27 40
15 Freddie Mac .................................................. 6.25 7/15/32 17
10 Freddie Mac .................................................. 6.75 3/15/31 12
5 Tennessee Valley Authority ........................................ 3.50 12/15/42 4
25 Tennessee Valley Authority ........................................ 3.88 3/15/28 25
10 Tennessee Valley Authority ........................................ 4.25 9/15/52 9
Total U.S. Government Agency Securities ............................ 498
Corporate Bonds — 14.80%
145 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 135
25 Air Products & Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ...... 2.70 5/15/40 19
125 Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00  .................. 3.13 5/1/25 122
80 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 62
40 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 36
190 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 190
130 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 129
45 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/1/31 @ 100.00  2.25 2/1/32 37
148 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 107
55 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 48
95 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 85
470 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(c) 4/22/32 397
150 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(c) 2/7/30 142
50 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 46
55 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 39
70 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 61
137 Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00  ............. 2.38 3/15/31 113
75 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 65
125 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(c) 2/1/29 124
190 Charter Communications Operating LLC/Charter Communications Operating Capital
(media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 160
185 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(c) 3/17/33 166
175 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(c) 3/31/31 168
155 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 147

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 130 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 $ 109
25 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 23
40 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 36
20 Consolidated Edison Co. of New York, Inc., Series 2008-B (Electric Utilities)   ... 6.75 4/1/38 23
115 Constellation Brands, Inc. (Beverages), Callable 2/1/30 @ 100.00  ............ 2.88 5/1/30 103
115 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 128
120 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 114
60 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 57
70 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 8/1/26 @ 100.00  .................................... 4.90 10/1/26 70
93 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 90
35 Duke Energy Carolinas LLC (Electric Utilities), Callable 6/15/41 @ 100.00  ..... 4.25 12/15/41 31
50 Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00  ..... 4.20 8/15/45 43
225 Eastern Energy Gas Holdings LLC (Oil, Gas & Consumable Fuels), Callable 9/15/24
@ 100.00  ................................................ 3.60 12/15/24 221
160 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 152
50 EIDP, Inc. (Chemicals), Callable 4/15/30 @ 100.00  ...................... 2.30 7/15/30 44
15 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 14
60 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 55
95 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 83
110 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 116
109 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 105
164 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 137
45 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 47
45 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 37
45 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 46
55 General Motors Financial Co., Inc. (Specialty Retail), Callable 1/26/25 @ 100.00  . 2.90 2/26/25 53
125 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 129
70 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 62
46 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 43
150 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 150
70 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 71
120 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 4/29/25 @
100.00  .................................................. 3.70 7/29/25 118
75 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 61
50 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 44
40 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 42
160 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(c) 4/22/32 135
480 JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00  ................ 4.01 (TSFR3M + 138
bps)(c) 4/23/29 462
100 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 97
60 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 53
80 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00  ............ 3.40 1/15/31 72
105 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 107
70 Martin Marietta Materials, Inc., Series CB (Construction Materials), Callable
12/15/29 @ 100.00  ......................................... 2.50 3/15/30 62
80 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 70
25 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 27
215 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/5/24 @ 101.06  ........................................... 4.25 9/1/25 211
110 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 97
55 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00  ..... 3.63 5/15/30 51

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 300 Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00  ......... 1.51 (SOFR + 86
bps)(c) 7/20/27 $ 273
65 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(c) 1/21/33 55
225 Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00  ......... 4.43 (TSFR3M + 189
bps)(c) 1/23/30 219
95 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 101
80 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 80
75 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 73
85 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 73
35 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 36
75 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 64
35 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 36
20 Oklahoma Gas and Electric Co. (Electric Utilities), Callable 7/15/32 @ 100.00  .. 5.40 1/15/33 21
60 Oklahoma Gas and Electric Co. (Electric Utilities), Callable 10/1/52 @ 100.00  .. 5.60 4/1/53 63
70 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 57
165 Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @
100.00  .................................................. 5.38 1/1/26 165
80 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 72
70 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 59
85 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 90
55 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 51
15 Prudential Financial, Inc., MTN (Insurance)   .......................... 6.63 6/21/40 17
30 Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  .. 3.65 9/1/42 25
50 Raytheon Technologies Corp. (Aerospace & Defense)   .................... 4.50 6/1/42 46
95 Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00  . 1.30 8/15/25 89
40 Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00  . 2.15 8/15/30 34
70 RELX Capital, Inc. (Software), Callable 2/22/30 @ 100.00  ................. 3.00 5/22/30 64
75 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 64
70 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 57
80 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 68
55 Southwest Airlines Co. (Passenger Airlines), Callable 4/15/27 @ 100.00  ....... 5.13 6/15/27 55
45 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 49
205 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(c) 7/21/32 168
155 The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00  ... 3.69 (TSFR3M + 177
bps)(c) 6/5/28 148
55 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 52
40 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 42
125 The Interpublic Group of Cos., Inc. (Media)   ........................... 4.20 4/15/24 124
25 The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00  ........ 5.40 10/1/48 24
60 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 63
90 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 87
80 T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 1/16/24 @
101.13  .................................................. 2.25 2/15/26 76
60 T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 63
55 Toyota Motor Credit Corp. (Consumer Finance)   ........................ 0.63 9/13/24 53
30 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 24
55 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 49
45 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 43
35 UnitedHealth Group, Inc. (Health Care Providers & Services)   .............. 4.75 7/15/45 34
70 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 77
70 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 58
25 Ventas Realty LP (Diversified REITs), Callable 11/1/24 @ 100.00  ............ 3.50 2/1/25 24

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 120 Ventas Realty LP (Diversified REITs), Callable 2/5/24 @ 100.00  ............. 3.75 5/1/24 $ 119
40 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 39
40 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 2.36 3/15/32 33
207 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 165
85 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 68
80 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 73
220 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(c) 10/30/30 196
210 Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00  .............. 3.58 (TSFR3M + 157
bps)(c) 5/22/28 200
90 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(c) 7/25/33 87
55 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 63
55 XTO Energy, Inc. (Oil, Gas & Consumable Fuels)   ....................... 6.75 8/1/37 64
Total Corporate Bonds .......................................... 11,171
U.S. Treasury Obligations — 28.58%
15 U.S. Treasury Bond ............................................. 1.13 5/15/40 10
8 U.S. Treasury Bond ............................................. 1.13 8/15/40 5
125 U.S. Treasury Bond ............................................. 1.25 5/15/50 68
133 U.S. Treasury Bond ............................................. 1.38 11/15/40 89
170 U.S. Treasury Bond ............................................. 1.38 8/15/50 95
140 U.S. Treasury Bond ............................................. 1.63 11/15/50 84
100 U.S. Treasury Bond ............................................. 1.75 8/15/41 70
156 U.S. Treasury Bond ............................................. 1.88 2/15/51 99
140 U.S. Treasury Bond ............................................. 1.88 2/15/41 101
148 U.S. Treasury Bond ............................................. 1.88 11/15/51 94
159 U.S. Treasury Bond ............................................. 2.00 8/15/51 104
106 U.S. Treasury Bond ............................................. 2.00 2/15/50 70
145 U.S. Treasury Bond ............................................. 2.00 11/15/41 105
101 U.S. Treasury Bond ............................................. 2.25 8/15/49 71
117 U.S. Treasury Bond ............................................. 2.25 8/15/46 83
100 U.S. Treasury Bond ............................................. 2.25 5/15/41 76
173 U.S. Treasury Bond ............................................. 2.25 2/15/52 120
110 U.S. Treasury Bond ............................................. 2.38 5/15/51 79
96 U.S. Treasury Bond ............................................. 2.38 11/15/49 69
110 U.S. Treasury Bond ............................................. 2.38 2/15/42 85
75 U.S. Treasury Bond ............................................. 2.50 5/15/46 56
50 U.S. Treasury Bond ............................................. 2.50 2/15/45 38
80 U.S. Treasury Bond ............................................. 2.50 2/15/46 60
80 U.S. Treasury Bond ............................................. 2.75 11/15/47 63
55 U.S. Treasury Bond ............................................. 2.75 8/15/47 43
10 U.S. Treasury Bond ............................................. 2.75 11/15/42 8
147 U.S. Treasury Bond ............................................. 2.88 5/15/52 118
65 U.S. Treasury Bond ............................................. 2.88 11/15/46 52
94 U.S. Treasury Bond ............................................. 2.88 5/15/49 75
75 U.S. Treasury Bond ............................................. 2.88 5/15/43 62
50 U.S. Treasury Bond ............................................. 2.88 8/15/45 40
100 U.S. Treasury Bond ............................................. 3.00 11/15/44 83
55 U.S. Treasury Bond ............................................. 3.00 5/15/47 45
50 U.S. Treasury Bond ............................................. 3.00 2/15/48 41
95 U.S. Treasury Bond ............................................. 3.00 8/15/48 78
45 U.S. Treasury Bond ............................................. 3.00 5/15/45 37

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 75 U.S. Treasury Bond ............................................. 3.00 2/15/47 $ 62
90 U.S. Treasury Bond ............................................. 3.00 2/15/49 74
50 U.S. Treasury Bond ............................................. 3.00 11/15/45 41
115 U.S. Treasury Bond ............................................. 3.00 8/15/52 94
25 U.S. Treasury Bond ............................................. 3.13 11/15/41 22
22 U.S. Treasury Bond ............................................. 3.13 8/15/44 19
80 U.S. Treasury Bond ............................................. 3.13 5/15/48 67
90 U.S. Treasury Bond ............................................. 3.13 2/15/43 77
125 U.S. Treasury Bond ............................................. 3.25 5/15/42 110
75 U.S. Treasury Bond ............................................. 3.38 5/15/44 66
30 U.S. Treasury Bond ............................................. 3.38 11/15/48 26
10 U.S. Treasury Bond ............................................. 3.38 8/15/42 9
8 U.S. Treasury Bond ............................................. 3.50 2/15/39 8
100 U.S. Treasury Bond ............................................. 3.63 2/15/44 92
98 U.S. Treasury Bond ............................................. 3.63 2/15/53 91
75 U.S. Treasury Bond ............................................. 3.63 8/15/43 69
110 U.S. Treasury Bond ............................................. 3.63 5/15/53 102
33 U.S. Treasury Bond ............................................. 3.75 8/15/41 31
75 U.S. Treasury Bond ............................................. 3.75 11/15/43 70
35 U.S. Treasury Bond ............................................. 3.88 5/15/43 33
30 U.S. Treasury Bond ............................................. 3.88 2/15/43 29
10 U.S. Treasury Bond ............................................. 3.88 8/15/40 10
25 U.S. Treasury Bond ............................................. 4.00 11/15/42 24
73 U.S. Treasury Bond ............................................. 4.00 11/15/52 72
80 U.S. Treasury Bond ............................................. 4.13 8/15/53 81
75 U.S. Treasury Bond ............................................. 4.25 11/15/40 77
25 U.S. Treasury Bond ............................................. 4.38 2/15/38 26
15 U.S. Treasury Bond ............................................. 4.38 5/15/40 16
30 U.S. Treasury Bond ............................................. 4.38 8/15/43 31
25 U.S. Treasury Bond ............................................. 4.38 11/15/39 26
35 U.S. Treasury Bond ............................................. 4.38 5/15/41 36
65 U.S. Treasury Bond ............................................. 4.50 2/15/36 69
35 U.S. Treasury Bond ............................................. 4.63 2/15/40 38
25 U.S. Treasury Bond ............................................. 4.75 11/15/43 27
70 U.S. Treasury Bond ............................................. 4.75 2/15/41 76
45 U.S. Treasury Bond ............................................. 4.75 11/15/53 51
25 U.S. Treasury Bond ............................................. 4.75 2/15/37 27
40 U.S. Treasury Bond ............................................. 5.00 5/15/37 45
20 U.S. Treasury Bond ............................................. 5.25 2/15/29 21
40 U.S. Treasury Bond ............................................. 5.38 2/15/31 44
25 U.S. Treasury Bond ............................................. 6.00 2/15/26 26
25 U.S. Treasury Bond ............................................. 6.13 8/15/29 28
60 U.S. Treasury Bond ............................................. 6.13 11/15/27 65
35 U.S. Treasury Bond ............................................. 6.25 5/15/30 40
15 U.S. Treasury Bond ............................................. 6.50 11/15/26 16
15 U.S. Treasury Bond ............................................. 7.63 2/15/25 15
30 U.S. Treasury Note .............................................. 0.25 7/31/25 28
60 U.S. Treasury Note .............................................. 0.25 8/31/25 56
50 U.S. Treasury Note .............................................. 0.25 5/31/25 47
75 U.S. Treasury Note .............................................. 0.25 10/31/25 70
55 U.S. Treasury Note .............................................. 0.25 9/30/25 51
30 U.S. Treasury Note .............................................. 0.38 11/30/25 28
115 U.S. Treasury Note .............................................. 0.38 7/31/27 101
25 U.S. Treasury Note .............................................. 0.38 12/31/25 23
82 U.S. Treasury Note .............................................. 0.38 1/31/26 76
35 U.S. Treasury Note .............................................. 0.38 9/30/27 31
80 U.S. Treasury Note .............................................. 0.38 4/30/25 76
100 U.S. Treasury Note .............................................. 0.50 8/31/27 88
5 U.S. Treasury Note .............................................. 0.50 4/30/27 4

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 100 U.S. Treasury Note .............................................. 0.50 10/31/27 $ 88
105 U.S. Treasury Note .............................................. 0.50 6/30/27 93
45 U.S. Treasury Note .............................................. 0.50 2/28/26 42
250 U.S. Treasury Note .............................................. 0.63 8/15/30 203
140 U.S. Treasury Note .............................................. 0.63 7/31/26 128
85 U.S. Treasury Note .............................................. 0.63 11/30/27 75
195 U.S. Treasury Note .............................................. 0.63 5/15/30 159
80 U.S. Treasury Note .............................................. 0.63 12/31/27 70
5 U.S. Treasury Note .............................................. 0.63 3/31/27 4
145 U.S. Treasury Note .............................................. 0.75 3/31/26 135
125 U.S. Treasury Note .............................................. 0.75 4/30/26 116
150 U.S. Treasury Note .............................................. 0.75 5/31/26 138
120 U.S. Treasury Note .............................................. 0.75 1/31/28 106
42 U.S. Treasury Note .............................................. 0.75 8/31/26 39
145 U.S. Treasury Note .............................................. 0.88 9/30/26 133
60 U.S. Treasury Note .............................................. 0.88 6/30/26 55
185 U.S. Treasury Note .............................................. 0.88 11/15/30 152
85 U.S. Treasury Note .............................................. 1.00 7/31/28 75
155 U.S. Treasury Note .............................................. 1.13 2/29/28 139
145 U.S. Treasury Note .............................................. 1.13 10/31/26 134
135 U.S. Treasury Note .............................................. 1.13 1/15/25 130
70 U.S. Treasury Note .............................................. 1.13 2/28/25 67
125 U.S. Treasury Note .............................................. 1.13 8/31/28 110
10 U.S. Treasury Note .............................................. 1.13 2/28/27 9
251 U.S. Treasury Note .............................................. 1.13 2/15/31 210
120 U.S. Treasury Note .............................................. 1.25 9/30/28 106
100 U.S. Treasury Note .............................................. 1.25 5/31/28 89
90 U.S. Treasury Note .............................................. 1.25 4/30/28 81
270 U.S. Treasury Note .............................................. 1.25 8/15/31 225
145 U.S. Treasury Note .............................................. 1.25 12/31/26 134
130 U.S. Treasury Note .............................................. 1.25 3/31/28 117
65 U.S. Treasury Note .............................................. 1.25 6/30/28 58
150 U.S. Treasury Note .............................................. 1.25 11/30/26 139
80 U.S. Treasury Note .............................................. 1.38 12/31/28 71
197 U.S. Treasury Note .............................................. 1.38 11/15/31 164
120 U.S. Treasury Note .............................................. 1.38 10/31/28 107
63 U.S. Treasury Note .............................................. 1.50 2/15/30 55
185 U.S. Treasury Note .............................................. 1.50 1/31/27 172
85 U.S. Treasury Note .............................................. 1.50 11/30/28 76
85 U.S. Treasury Note .............................................. 1.50 2/15/25 82
140 U.S. Treasury Note .............................................. 1.50 8/15/26 131
60 U.S. Treasury Note .............................................. 1.63 2/15/26 57
70 U.S. Treasury Note .............................................. 1.63 9/30/26 66
130 U.S. Treasury Note .............................................. 1.63 5/15/26 123
195 U.S. Treasury Note .............................................. 1.63 5/15/31 167
20 U.S. Treasury Note .............................................. 1.75 12/31/26 19
120 U.S. Treasury Note .............................................. 1.75 11/15/29 107
75 U.S. Treasury Note .............................................. 1.75 3/15/25 72
90 U.S. Treasury Note .............................................. 1.75 1/31/29 81
65 U.S. Treasury Note .............................................. 1.88 2/28/29 59
165 U.S. Treasury Note .............................................. 1.88 2/28/27 155
25 U.S. Treasury Note .............................................. 1.88 6/30/26 24
75 U.S. Treasury Note .............................................. 1.88 7/31/26 71
247 U.S. Treasury Note .............................................. 1.88 2/15/32 213
170 U.S. Treasury Note .............................................. 2.00 2/15/25 165
140 U.S. Treasury Note .............................................. 2.00 8/15/25 135
160 U.S. Treasury Note .............................................. 2.00 11/15/26 151
85 U.S. Treasury Note .............................................. 2.13 5/15/25 82
85 U.S. Treasury Note .............................................. 2.13 5/31/26 81

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 95 U.S. Treasury Note .............................................. 2.25 11/15/25 $ 91
150 U.S. Treasury Note .............................................. 2.25 11/15/27 141
150 U.S. Treasury Note .............................................. 2.25 2/15/27 142
145 U.S. Treasury Note .............................................. 2.25 8/15/27 137
80 U.S. Treasury Note .............................................. 2.25 3/31/26 77
80 U.S. Treasury Note .............................................. 2.38 4/30/26 77
140 U.S. Treasury Note .............................................. 2.38 5/15/27 133
70 U.S. Treasury Note .............................................. 2.38 3/31/29 65
120 U.S. Treasury Note .............................................. 2.38 5/15/29 111
60 U.S. Treasury Note .............................................. 2.50 2/28/26 58
80 U.S. Treasury Note .............................................. 2.50 3/31/27 76
165 U.S. Treasury Note .............................................. 2.63 2/15/29 155
55 U.S. Treasury Note .............................................. 2.63 7/31/29 52
45 U.S. Treasury Note .............................................. 2.63 5/31/27 43
85 U.S. Treasury Note .............................................. 2.63 1/31/26 82
75 U.S. Treasury Note .............................................. 2.63 3/31/25 73
70 U.S. Treasury Note .............................................. 2.63 4/15/25 68
90 U.S. Treasury Note .............................................. 2.63 12/31/25 87
90 U.S. Treasury Note .............................................. 2.75 6/30/25 88
90 U.S. Treasury Note .............................................. 2.75 2/28/25 88
65 U.S. Treasury Note .............................................. 2.75 5/15/25 63
66 U.S. Treasury Note .............................................. 2.75 7/31/27 63
218 U.S. Treasury Note .............................................. 2.75 8/15/32 200
105 U.S. Treasury Note .............................................. 2.75 2/15/28 100
75 U.S. Treasury Note .............................................. 2.75 4/30/27 72
60 U.S. Treasury Note .............................................. 2.75 5/31/29 57
85 U.S. Treasury Note .............................................. 2.75 8/31/25 83
75 U.S. Treasury Note .............................................. 2.88 7/31/25 73
65 U.S. Treasury Note .............................................. 2.88 4/30/29 62
238 U.S. Treasury Note .............................................. 2.88 5/15/32 222
160 U.S. Treasury Note .............................................. 2.88 5/15/28 154
90 U.S. Treasury Note .............................................. 2.88 4/30/25 88
125 U.S. Treasury Note .............................................. 2.88 8/15/28 120
90 U.S. Treasury Note .............................................. 2.88 11/30/25 88
65 U.S. Treasury Note .............................................. 2.88 6/15/25 64
85 U.S. Treasury Note .............................................. 3.00 9/30/25 83
85 U.S. Treasury Note .............................................. 3.00 10/31/25 83
60 U.S. Treasury Note .............................................. 3.00 7/15/25 59
65 U.S. Treasury Note .............................................. 3.13 8/31/27 63
140 U.S. Treasury Note .............................................. 3.13 11/15/28 135
60 U.S. Treasury Note .............................................. 3.13 8/15/25 59
55 U.S. Treasury Note .............................................. 3.13 8/31/29 53
70 U.S. Treasury Note .............................................. 3.25 6/30/27 68
60 U.S. Treasury Note .............................................. 3.25 6/30/29 58
195 U.S. Treasury Note .............................................. 3.38 5/15/33 187
70 U.S. Treasury Note .............................................. 3.50 4/30/30 68
85 U.S. Treasury Note .............................................. 3.50 4/30/28 84
85 U.S. Treasury Note .............................................. 3.50 9/15/25 84
90 U.S. Treasury Note .............................................. 3.50 1/31/28 89
170 U.S. Treasury Note .............................................. 3.50 2/15/33 165
70 U.S. Treasury Note .............................................. 3.50 1/31/30 69
90 U.S. Treasury Note .............................................. 3.63 3/31/28 89
70 U.S. Treasury Note .............................................. 3.63 3/31/30 69
90 U.S. Treasury Note .............................................. 3.63 5/31/28 89
80 U.S. Treasury Note .............................................. 3.63 5/15/26 79
80 U.S. Treasury Note .............................................. 3.75 4/15/26 79
115 U.S. Treasury Note .............................................. 3.75 12/31/28 115
80 U.S. Treasury Note .............................................. 3.75 12/31/30 79
70 U.S. Treasury Note .............................................. 3.75 5/31/30 69

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 70 U.S. Treasury Note .............................................. 3.75 6/30/30 $ 69
220 U.S. Treasury Note .............................................. 3.88 8/15/33 220
85 U.S. Treasury Note .............................................. 3.88 4/30/25 84
75 U.S. Treasury Note .............................................. 3.88 9/30/29 75
90 U.S. Treasury Note .............................................. 3.88 11/30/27 90
75 U.S. Treasury Note .............................................. 3.88 11/30/29 75
90 U.S. Treasury Note .............................................. 3.88 12/31/27 90
80 U.S. Treasury Note .............................................. 3.88 1/15/26 79
85 U.S. Treasury Note .............................................. 3.88 3/31/25 84
75 U.S. Treasury Note .............................................. 3.88 12/31/29 75
85 U.S. Treasury Note .............................................. 4.00 6/30/28 85
80 U.S. Treasury Note .............................................. 4.00 2/15/26 80
70 U.S. Treasury Note .............................................. 4.00 2/28/30 70
85 U.S. Treasury Note .............................................. 4.00 12/15/25 85
105 U.S. Treasury Note .............................................. 4.00 10/31/29 106
45 U.S. Treasury Note .............................................. 4.00 7/31/30 45
40 U.S. Treasury Note .............................................. 4.00 2/29/28 40
90 U.S. Treasury Note .............................................. 4.13 9/30/27 91
70 U.S. Treasury Note .............................................. 4.13 8/31/30 71
142 U.S. Treasury Note .............................................. 4.13 11/15/32 145
85 U.S. Treasury Note .............................................. 4.13 1/31/25 84
85 U.S. Treasury Note .............................................. 4.13 7/31/28 86
90 U.S. Treasury Note .............................................. 4.13 10/31/27 91
80 U.S. Treasury Note .............................................. 4.13 6/15/26 80
110 U.S. Treasury Note .............................................. 4.25 12/31/25 110
85 U.S. Treasury Note .............................................. 4.25 10/15/25 85
20 U.S. Treasury Note .............................................. 4.25 12/31/24 20
85 U.S. Treasury Note .............................................. 4.25 5/31/25 85
100 U.S. Treasury Note .............................................. 4.38 12/15/26 101
95 U.S. Treasury Note .............................................. 4.38 8/31/28 97
85 U.S. Treasury Note .............................................. 4.38 8/15/26 86
110 U.S. Treasury Note .............................................. 4.38 11/30/28 113
75 U.S. Treasury Note .............................................. 4.38 11/30/30 77
145 U.S. Treasury Note .............................................. 4.50 11/15/33 152
80 U.S. Treasury Note .............................................. 4.50 7/15/26 81
85 U.S. Treasury Note .............................................. 4.50 11/15/25 85
85 U.S. Treasury Note .............................................. 4.63 6/30/25 85
90 U.S. Treasury Note .............................................. 4.63 9/15/26 91
85 U.S. Treasury Note .............................................. 4.63 2/28/25 85
95 U.S. Treasury Note .............................................. 4.63 11/15/26 97
90 U.S. Treasury Note .............................................. 4.63 10/15/26 91
75 U.S. Treasury Note .............................................. 4.63 9/30/30 78
100 U.S. Treasury Note .............................................. 4.63 9/30/28 103
80 U.S. Treasury Note .............................................. 4.63 3/15/26 81
85 U.S. Treasury Note .............................................. 4.75 7/31/25 85
105 U.S. Treasury Note .............................................. 4.88 10/31/28 110
75 U.S. Treasury Note .............................................. 4.88 10/31/30 79
105 U.S. Treasury Note .............................................. 4.88 11/30/25 106
90 U.S. Treasury Note .............................................. 5.00 8/31/25 91
100 U.S. Treasury Note .............................................. 5.00 10/31/25 101
95 U.S. Treasury Note .............................................. 5.00 9/30/25 96
Total U.S. Treasury Obligations ................................... 21,578

HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Yankee Dollars — 1.83%
$ 45 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 $ 50
185 Aptiv PLC/Aptiv Corp. (Specialty Retail), Callable 1/16/24 @ 100.00  ......... 2.40 2/18/25 179
30 BHP Billiton Finance USA Ltd. (Metals & Mining), Callable 6/8/33 @ 100.00  ... 5.25 9/8/33 31
64 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 79
170 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 162
45 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 51
40 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 48
80 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00  ...... 3.40 8/1/51 58
105 Equinor ASA (Oil, Gas & Consumable Fuels)   .......................... 5.10 8/17/40 108
75 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 75
80 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 92
20 LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00  ....... 4.88 3/15/44 18
40 Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00  ..................... 2.95 5/13/30 36
60 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 74
100 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 100
70 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 66
35 Telefonica Emisiones SA (Diversified Telecommunication Services)   .......... 7.05 6/20/36 40
70 The Toronto-Dominion Bank (Banks)   ............................... 3.20 3/10/32 62
25 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 4.13 5/30/25 25
25 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 27
Total Yankee Dollars ............................................ 1,381
Shares
Investment Companies — 41.10%
Domestic Fixed Income — 32.98%
419,924
Vanguard Intermediate-Term Treasury ETF ............................ 24,910
Money Market Funds — 8.12%
57,873
State Street Institutional Treasury Money Market Fund, Premier Class ......... 5.28(d) 58
6,072,031
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.25(d) 6,072
6,130
Total Investment Companies ...................................... 31,040
Total Investments (cost $78,457) — 100.47% ......................... 75,859
Liabilities in excess of other assets — (0.47)% ......................... (356)
Net Assets — 100.00% .......................................... $ 75,503
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on December 31, 2023.
(b) Zero Coupon Security. Effective rate shown is as of December 31, 2023.
(c) Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2023.
(d) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Core Fixed Income Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
TSFR3M
—
3 Month SOFR
The Core Fixed Income Portfolio
Agincourt
Capital
Management,
LLC
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Asset Backed Securities .......................................................................................... — 0.20% — — 0.20%
Collateralized Mortgage Obligations ...................................................................... — 0.78% — — 0.78%
U.S. Government Agency Mortgages ..................................................................... — 12.52% — — 12.52%
U.S. Government Agency Securities ...................................................................... — 0.66% — — 0.66%
Corporate Bonds ..................................................................................................... 14.80% — — — 14.80%
U.S. Treasury Obligations ....................................................................................... — 28.58% — — 28.58%
Yankee Dollars ........................................................................................................ 1.83% — — — 1.83%
Investment Companies ............................................................................................ 0.07% 1.07% 33.49% 6.47% 41.10%
Other Assets (Liabilities) ........................................................................................ 0.20% -0.80% -0.01% 0.14% -0.47%
Total Net Assets ................................................................................................. 16.90% 43.01% 33.48% 6.61% 100.00%

HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
150
See accompanying notes to financial statements.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Common Stock — 0.00%
1,740,900
ACC Claims Holding LLC (Financial Services) ^(a)(b) .................... $ –
Total Common Stock ........................................... –
Investment Companies — 98.19%
Domestic Fixed Income — 21.65%
474,918
Allspring Income Opportunities ..................................... 3,096
374,047
Blackstone Strategic Credit Term Fund ............................... 4,234
316,261
Eaton Vance, Ltd. Duration Income Fund .............................. 3,030
152,837
First Trust High Income Long/Short Fund ............................. 1,848
370,522
First Trust Senior Floating Rate Income Fund II ......................... 3,739
547,113
Franklin, Ltd. Duration Income Trust ................................. 3,403
793,163
Nuveen Credit Strategies Income Fund ............................... 4,140
560,302
Nuveen Floating Rate Income Fund Closed End Fund ..................... 4,605
357,695
PGIM High Yield Bond Fund, Inc. ................................... 4,407
306,144
PGIM Short Duration High Yield Opportunities Fund ..................... 4,592
321,034
Western Asset Diversified Income Fund ............................... 4,527
710,130
Western Asset High Income Opportunity Fund, Inc. ...................... 2,741
44,362
International Fixed Income — 6.24%
94,343
BlackRock Floating Rate Income Trust ............................... 1,168
322,579
First Trust High Yield Opportunities 2027 Term Fund ..................... 4,493
386,503
PGIM Global High Yield Fund, Inc. .................................. 4,391
227,736
Western Asset High Yield Defined Opportunity Fund, Inc. .................. 2,753
12,805
Money Market Funds — 70.30%
1,177,000
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 5.00(c) 1,177
141,592,607
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.25(c) 141,593
1,347,636 State Street Institutional U.S. Government Money Market Fund, Administrative
Class .................................................... 5.07(c) 1,348
144,118
Total Investment Companies ...................................... 201,285
Total Investments (cost $200,459) — 98.19% ......................... 201,285
Other assets in excess of liabilities — 1.81% .......................... 3,715
Net Assets — 100.00% .......................................... $ 205,000
Amounts designated as "—" are $0 or have been rounded to $0.
^ All or part of this security was on loan as of December 31, 2023.
^^ Purchased with cash collateral held from securities lending.
(a) Escrow security due to bankruptcy.
(b) Security was valued using significant unobservable inputs as of December 31,
2023.
(c) Annualized 7-day yield as of period-end.

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Corporate Opportunities Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
The Corporate Opportunities Portfolio
City of London
Investment
Management
Company,
Limited
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Common Stocks ............................................................................................................................... — — 0.00% 0.00%
Investment Companies ..................................................................................................................... 28.54% 69.07% 0.58% 98.19%
Other Assets (Liabilities) ................................................................................................................. 0.08% 1.71% 0.02% 1.81%
Total Net Assets .......................................................................................................................... 28.62% 70.78% 0.60% 100.00%
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
5 Year US Treasury Note Future ................... 807 3/29/24 $ 87,780 $ 2,174
E-Mini S&P 500 Future ......................... 241 3/15/24 58,081 2,149
$ 145,861 $ 4,323
Total Unrealized Appreciation ..................... $ 4,323
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 4,323
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
152
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Securities — 1.01%
$ 200 Fannie Mae ................................................... 0.38 8/25/25 $ 187
450 Fannie Mae ................................................... 0.50 6/17/25 425
400 Fannie Mae ................................................... 0.50 11/7/25 373
350 Fannie Mae ................................................... 0.75 10/8/27 311
100 Fannie Mae, Callable 3/18/24 @ 100.00 ............................... 0.88 12/18/26 91
200 Fannie Mae ................................................... 0.88 8/5/30 164
100 Fannie Mae ................................................... 1.88 9/24/26 94
150 Fannie Mae ................................................... 2.13 4/24/26 143
95 Fannie Mae ................................................... 6.25 5/15/29 105
160 Fannie Mae ................................................... 6.63 11/15/30 184
180 Fannie Mae ................................................... 7.25 5/15/30 212
250 Federal Farm Credit Bank ......................................... 1.13 1/6/25 241
75 Federal Farm Credit Bank, Callable 1/12/24 @ 100.00 .................... 1.24 12/23/30 61
468 Federal Farm Credit Bank, Callable 1/12/24 @ 100.00 .................... 1.55 7/26/30 393
250 Federal Farm Credit Bank ......................................... 1.75 2/14/25 242
300 Federal Farm Credit Bank ......................................... 4.38 7/6/26 301
100 Federal Farm Credit Bank ......................................... 4.50 8/14/26 101
200 Federal Farm Credit Bank ......................................... 4.75 5/28/26 202
300 Federal Home Loan Bank ......................................... 0.38 9/4/25 281
200 Federal Home Loan Bank ......................................... 0.50 4/14/25 190
70 Federal Home Loan Bank, Callable 1/27/24 @ 100.00 ..................... 1.00 7/27/26 64
100 Federal Home Loan Bank ......................................... 1.25 12/21/26 92
300 Federal Home Loan Bank ......................................... 3.25 6/9/28 292
300 Federal Home Loan Bank ......................................... 4.00 6/30/28 301
800 Federal Home Loan Bank, Series 2, Callable 2/28/24 @ 100.00 .............. 4.00 8/28/25 788
200 Federal Home Loan Bank ......................................... 4.38 6/12/26 201
500 Federal Home Loan Bank ......................................... 4.63 11/17/26 507
165 Federal Home Loan Bank ......................................... 5.50 7/15/36 186
100 Freddie Mac, Series 1 ............................................ 0.00(a) 11/15/38 51
650 Freddie Mac .................................................. 0.38 7/21/25 610
500 Freddie Mac .................................................. 0.38 9/23/25 467
400 Freddie Mac, Callable 1/27/24 @ 100.00 .............................. 0.80 10/27/26 363
350 Freddie Mac .................................................. 1.50 2/12/25 338
27 Freddie Mac, Callable 2/28/24 @ 100.00 .............................. 4.20 8/28/25 27
250 Freddie Mac .................................................. 6.25 7/15/32 289
180 Freddie Mac .................................................. 6.75 3/15/31 210
85 Tennessee Valley Authority ........................................ 5.25 9/15/39 91
200 Tennessee Valley Authority ........................................ 5.38 4/1/56 221
100 Tennessee Valley Authority ........................................ 5.88 4/1/36 114
140 Tennessee Valley Authority ........................................ 6.15 1/15/38 163
Total U.S. Government Agency Securities ............................ 9,676
U.S. Treasury Obligations — 44.68%
1,500 U.S. Treasury Bond ............................................. 1.13 5/15/40 969
2,625 U.S. Treasury Bond ............................................. 1.13 8/15/40 1,679
2,610 U.S. Treasury Bond ............................................. 1.25 5/15/50 1,413
1,965 U.S. Treasury Bond ............................................. 1.38 11/15/40 1,308
3,330 U.S. Treasury Bond ............................................. 1.38 8/15/50 1,864
2,820 U.S. Treasury Bond ............................................. 1.63 11/15/50 1,688
2,625 U.S. Treasury Bond ............................................. 1.75 8/15/41 1,831
2,140 U.S. Treasury Bond ............................................. 1.88 2/15/41 1,543
2,695 U.S. Treasury Bond ............................................. 1.88 2/15/51 1,717
2,915 U.S. Treasury Bond ............................................. 1.88 11/15/51 1,851
4,335 U.S. Treasury Bond ............................................. 2.00 8/15/51 2,843
3,320 U.S. Treasury Bond ............................................. 2.00 11/15/41 2,410
1,370 U.S. Treasury Bond ............................................. 2.00 2/15/50 905
1,260 U.S. Treasury Bond ............................................. 2.25 8/15/46 899

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 3,010 U.S. Treasury Bond ............................................. 2.25 2/15/52 $ 2,096
1,750 U.S. Treasury Bond ............................................. 2.25 5/15/41 1,337
1,250 U.S. Treasury Bond ............................................. 2.25 8/15/49 877
3,860 U.S. Treasury Bond ............................................. 2.38 5/15/51 2,767
1,880 U.S. Treasury Bond ............................................. 2.38 2/15/42 1,448
3,000 U.S. Treasury Bond ............................................. 2.38 11/15/49 2,161
800 U.S. Treasury Bond ............................................. 2.50 5/15/46 601
1,135 U.S. Treasury Bond ............................................. 2.50 2/15/46 854
1,440 U.S. Treasury Bond ............................................. 2.50 2/15/45 1,094
450 U.S. Treasury Bond ............................................. 2.75 8/15/42 366
1,110 U.S. Treasury Bond ............................................. 2.75 8/15/47 868
1,995 U.S. Treasury Bond ............................................. 2.75 11/15/42 1,617
2,320 U.S. Treasury Bond ............................................. 2.75 11/15/47 1,813
2,095 U.S. Treasury Bond ............................................. 2.88 5/15/52 1,675
780 U.S. Treasury Bond ............................................. 2.88 8/15/45 631
831 U.S. Treasury Bond ............................................. 2.88 5/15/43 684
2,000 U.S. Treasury Bond ............................................. 2.88 5/15/49 1,596
955 U.S. Treasury Bond ............................................. 2.88 11/15/46 767
2,270 U.S. Treasury Bond ............................................. 3.00 8/15/52 1,864
1,460 U.S. Treasury Bond ............................................. 3.00 8/15/48 1,193
1,010 U.S. Treasury Bond ............................................. 3.00 5/15/45 835
670 U.S. Treasury Bond ............................................. 3.00 11/15/45 553
1,075 U.S. Treasury Bond ............................................. 3.00 5/15/47 881
440 U.S. Treasury Bond ............................................. 3.00 2/15/47 361
1,645 U.S. Treasury Bond ............................................. 3.00 2/15/49 1,344
1,370 U.S. Treasury Bond ............................................. 3.00 2/15/48 1,120
1,125 U.S. Treasury Bond ............................................. 3.00 5/15/42 954
1,855 U.S. Treasury Bond ............................................. 3.00 11/15/44 1,540
1,030 U.S. Treasury Bond ............................................. 3.13 5/15/48 861
1,000 U.S. Treasury Bond ............................................. 3.13 11/15/41 872
1,230 U.S. Treasury Bond ............................................. 3.13 8/15/44 1,044
1,000 U.S. Treasury Bond ............................................. 3.13 2/15/42 869
1,177 U.S. Treasury Bond ............................................. 3.13 2/15/43 1,009
850 U.S. Treasury Bond ............................................. 3.25 5/15/42 748
2,900 U.S. Treasury Bond ............................................. 3.38 11/15/48 2,537
1,530 U.S. Treasury Bond ............................................. 3.38 5/15/44 1,352
1,315 U.S. Treasury Bond ............................................. 3.38 8/15/42 1,177
40 U.S. Treasury Bond ............................................. 3.50 2/15/39 38
1,470 U.S. Treasury Bond ............................................. 3.63 8/15/43 1,355
1,030 U.S. Treasury Bond ............................................. 3.63 2/15/44 946
2,100 U.S. Treasury Bond ............................................. 3.63 2/15/53 1,947
1,905 U.S. Treasury Bond ............................................. 3.63 5/15/53 1,769
1,220 U.S. Treasury Bond ............................................. 3.75 11/15/43 1,143
150 U.S. Treasury Bond ............................................. 3.88 5/15/43 144
225 U.S. Treasury Bond ............................................. 3.88 8/15/40 220
875 U.S. Treasury Bond ............................................. 3.88 2/15/43 837
925 U.S. Treasury Bond ............................................. 4.00 11/15/52 916
1,265 U.S. Treasury Bond ............................................. 4.13 8/15/53 1,284
550 U.S. Treasury Bond ............................................. 4.25 11/15/40 562
30 U.S. Treasury Bond ............................................. 4.25 5/15/39 31
855 U.S. Treasury Bond ............................................. 4.38 11/15/39 892
163 U.S. Treasury Bond ............................................. 4.38 5/15/40 170
530 U.S. Treasury Bond ............................................. 4.38 2/15/38 558
551 U.S. Treasury Bond ............................................. 4.38 5/15/41 569
1,025 U.S. Treasury Bond ............................................. 4.50 2/15/36 1,095
255 U.S. Treasury Bond ............................................. 4.50 5/15/38 271
1,150 U.S. Treasury Bond ............................................. 4.50 8/15/39 1,219
673 U.S. Treasury Bond ............................................. 4.63 2/15/40 722
975 U.S. Treasury Bond ............................................. 4.75 11/15/53 1,098

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,500 U.S. Treasury Bond ............................................. 4.75 2/15/41 $ 1,626
520 U.S. Treasury Bond ............................................. 4.75 2/15/37 570
235 U.S. Treasury Bond ............................................. 5.00 5/15/37 263
282 U.S. Treasury Bond ............................................. 5.25 11/15/28 298
425 U.S. Treasury Bond ............................................. 5.25 2/15/29 451
215 U.S. Treasury Bond ............................................. 5.38 2/15/31 235
400 U.S. Treasury Bond ............................................. 5.50 8/15/28 427
85 U.S. Treasury Bond ............................................. 6.00 2/15/26 88
265 U.S. Treasury Bond ............................................. 6.13 11/15/27 285
280 U.S. Treasury Bond ............................................. 6.13 8/15/29 310
1,090 U.S. Treasury Bond ............................................. 6.25 5/15/30 1,231
100 U.S. Treasury Bond ............................................. 6.38 8/15/27 108
218 U.S. Treasury Bond ............................................. 6.50 11/15/26 232
1,000 U.S. Treasury Bond ............................................. 6.63 2/15/27 1,073
200 U.S. Treasury Bond ............................................. 6.75 8/15/26 213
300 U.S. Treasury Bond ............................................. 6.88 8/15/25 311
295 U.S. Treasury Bond ............................................. 7.63 2/15/25 305
3,105 U.S. Treasury Note .............................................. 0.25 8/31/25 2,899
1,880 U.S. Treasury Note .............................................. 0.25 10/31/25 1,746
1,000 U.S. Treasury Note .............................................. 0.25 9/30/25 931
1,675 U.S. Treasury Note .............................................. 0.25 6/30/25 1,573
1,580 U.S. Treasury Note .............................................. 0.25 7/31/25 1,480
2,525 U.S. Treasury Note .............................................. 0.25 5/31/25 2,378
3,415 U.S. Treasury Note .............................................. 0.38 9/30/27 2,996
3,140 U.S. Treasury Note .............................................. 0.38 1/31/26 2,901
2,920 U.S. Treasury Note .............................................. 0.38 12/31/25 2,706
2,200 U.S. Treasury Note .............................................. 0.38 11/30/25 2,043
1,280 U.S. Treasury Note .............................................. 0.38 8/15/24 1,243
1,560 U.S. Treasury Note .............................................. 0.38 4/30/25 1,476
2,075 U.S. Treasury Note .............................................. 0.38 7/31/27 1,831
1,885 U.S. Treasury Note .............................................. 0.50 4/30/27 1,683
2,600 U.S. Treasury Note .............................................. 0.50 5/31/27 2,316
2,425 U.S. Treasury Note .............................................. 0.50 10/31/27 2,132
3,675 U.S. Treasury Note .............................................. 0.50 2/28/26 3,396
3,090 U.S. Treasury Note .............................................. 0.50 8/31/27 2,731
1,900 U.S. Treasury Note .............................................. 0.50 6/30/27 1,688
1,905 U.S. Treasury Note .............................................. 0.50 3/31/25 1,811
2,885 U.S. Treasury Note .............................................. 0.63 11/30/27 2,544
1,575 U.S. Treasury Note .............................................. 0.63 3/31/27 1,416
2,800 U.S. Treasury Note .............................................. 0.63 12/31/27 2,462
2,635 U.S. Treasury Note .............................................. 0.63 7/31/26 2,413
3,895 U.S. Treasury Note .............................................. 0.63 8/15/30 3,162
2,720 U.S. Treasury Note .............................................. 0.63 5/15/30 2,224
3,470 U.S. Treasury Note .............................................. 0.75 4/30/26 3,210
2,800 U.S. Treasury Note .............................................. 0.75 5/31/26 2,585
1,845 U.S. Treasury Note .............................................. 0.75 8/31/26 1,692
3,090 U.S. Treasury Note .............................................. 0.75 3/31/26 2,868
4,025 U.S. Treasury Note .............................................. 0.75 1/31/28 3,550
1,615 U.S. Treasury Note .............................................. 0.88 9/30/26 1,484
2,295 U.S. Treasury Note .............................................. 0.88 6/30/26 2,123
4,830 U.S. Treasury Note .............................................. 0.88 11/15/30 3,972
3,365 U.S. Treasury Note .............................................. 1.00 7/31/28 2,961
650 U.S. Treasury Note .............................................. 1.13 2/28/27 596
2,465 U.S. Treasury Note .............................................. 1.13 2/29/28 2,205
5,490 U.S. Treasury Note .............................................. 1.13 2/15/31 4,586
2,135 U.S. Treasury Note .............................................. 1.13 2/28/25 2,050
2,825 U.S. Treasury Note .............................................. 1.13 10/31/26 2,607
2,580 U.S. Treasury Note .............................................. 1.13 1/15/25 2,486
3,635 U.S. Treasury Note .............................................. 1.13 8/31/28 3,211

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 5,385 U.S. Treasury Note .............................................. 1.25 8/15/31 $ 4,462
3,990 U.S. Treasury Note .............................................. 1.25 9/30/28 3,537
3,390 U.S. Treasury Note .............................................. 1.25 5/31/28 3,030
3,510 U.S. Treasury Note .............................................. 1.25 4/30/28 3,144
2,000 U.S. Treasury Note .............................................. 1.25 12/31/26 1,847
3,195 U.S. Treasury Note .............................................. 1.25 11/30/26 2,954
3,515 U.S. Treasury Note .............................................. 1.25 6/30/28 3,136
2,460 U.S. Treasury Note .............................................. 1.25 3/31/28 2,206
1,205 U.S. Treasury Note .............................................. 1.38 1/31/25 1,163
4,500 U.S. Treasury Note .............................................. 1.38 11/15/31 3,741
450 U.S. Treasury Note .............................................. 1.38 8/31/26 419
2,825 U.S. Treasury Note .............................................. 1.38 12/31/28 2,508
3,400 U.S. Treasury Note .............................................. 1.38 10/31/28 3,028
3,410 U.S. Treasury Note .............................................. 1.50 11/30/28 3,050
3,370 U.S. Treasury Note .............................................. 1.50 2/15/25 3,252
2,645 U.S. Treasury Note .............................................. 1.50 2/15/30 2,306
4,105 U.S. Treasury Note .............................................. 1.50 1/31/27 3,810
1,000 U.S. Treasury Note .............................................. 1.50 8/15/26 936
945 U.S. Treasury Note .............................................. 1.63 11/30/26 883
600 U.S. Treasury Note .............................................. 1.63 9/30/26 563
2,930 U.S. Treasury Note .............................................. 1.63 8/15/29 2,610
3,500 U.S. Treasury Note .............................................. 1.63 5/15/26 3,303
1,400 U.S. Treasury Note .............................................. 1.63 2/15/26 1,327
1,000 U.S. Treasury Note .............................................. 1.63 10/31/26 936
4,455 U.S. Treasury Note .............................................. 1.63 5/15/31 3,825
1,100 U.S. Treasury Note .............................................. 1.75 12/31/26 1,031
3,320 U.S. Treasury Note .............................................. 1.75 1/31/29 2,997
1,095 U.S. Treasury Note .............................................. 1.75 3/15/25 1,058
2,390 U.S. Treasury Note .............................................. 1.75 11/15/29 2,135
1,390 U.S. Treasury Note .............................................. 1.88 7/31/26 1,315
410 U.S. Treasury Note .............................................. 1.88 6/30/26 389
1,650 U.S. Treasury Note .............................................. 1.88 2/28/27 1,547
3,100 U.S. Treasury Note .............................................. 1.88 2/15/32 2,668
3,200 U.S. Treasury Note .............................................. 1.88 2/28/29 2,903
2,575 U.S. Treasury Note .............................................. 2.00 8/15/25 2,478
2,885 U.S. Treasury Note .............................................. 2.00 11/15/26 2,728
2,971 U.S. Treasury Note .............................................. 2.00 2/15/25 2,883
2,985 U.S. Treasury Note .............................................. 2.13 5/15/25 2,889
1,430 U.S. Treasury Note .............................................. 2.13 5/31/26 1,366
2,575 U.S. Treasury Note .............................................. 2.25 8/15/27 2,429
1,500 U.S. Treasury Note .............................................. 2.25 3/31/26 1,439
1,775 U.S. Treasury Note .............................................. 2.25 11/15/27 1,669
2,375 U.S. Treasury Note .............................................. 2.25 11/15/25 2,287
1,785 U.S. Treasury Note .............................................. 2.25 2/15/27 1,695
130 U.S. Treasury Note .............................................. 2.38 4/30/26 125
2,715 U.S. Treasury Note .............................................. 2.38 5/15/29 2,519
2,510 U.S. Treasury Note .............................................. 2.38 5/15/27 2,384
3,200 U.S. Treasury Note .............................................. 2.38 3/31/29 2,973
2,000 U.S. Treasury Note .............................................. 2.50 3/31/27 1,912
1,490 U.S. Treasury Note .............................................. 2.50 1/31/25 1,455
1,055 U.S. Treasury Note .............................................. 2.63 1/31/26 1,022
955 U.S. Treasury Note .............................................. 2.63 3/31/25 932
2,065 U.S. Treasury Note .............................................. 2.63 7/31/29 1,936
3,585 U.S. Treasury Note .............................................. 2.63 2/15/29 3,378
2,120 U.S. Treasury Note .............................................. 2.63 4/15/25 2,068
1,205 U.S. Treasury Note .............................................. 2.63 12/31/25 1,168
1,250 U.S. Treasury Note .............................................. 2.63 5/31/27 1,197
4,160 U.S. Treasury Note .............................................. 2.75 8/15/32 3,815
850 U.S. Treasury Note .............................................. 2.75 6/30/25 829

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,525 U.S. Treasury Note .............................................. 2.75 5/15/25 $ 1,489
750 U.S. Treasury Note .............................................. 2.75 4/30/27 722
1,280 U.S. Treasury Note .............................................. 2.75 8/31/25 1,246
2,500 U.S. Treasury Note .............................................. 2.75 2/28/25 2,446
2,825 U.S. Treasury Note .............................................. 2.75 2/15/28 2,701
3,000 U.S. Treasury Note .............................................. 2.75 5/31/29 2,835
3,000 U.S. Treasury Note .............................................. 2.88 4/30/29 2,856
3,610 U.S. Treasury Note .............................................. 2.88 5/15/32 3,351
2,005 U.S. Treasury Note .............................................. 2.88 6/15/25 1,960
3,380 U.S. Treasury Note .............................................. 2.88 8/15/28 3,235
1,500 U.S. Treasury Note .............................................. 2.88 4/30/25 1,467
2,995 U.S. Treasury Note .............................................. 2.88 5/15/28 2,873
1,505 U.S. Treasury Note .............................................. 2.88 5/31/25 1,471
540 U.S. Treasury Note .............................................. 2.88 7/31/25 527
1,800 U.S. Treasury Note .............................................. 2.88 11/30/25 1,754
1,415 U.S. Treasury Note .............................................. 3.00 9/30/25 1,382
880 U.S. Treasury Note .............................................. 3.00 10/31/25 860
1,835 U.S. Treasury Note .............................................. 3.00 7/15/25 1,795
2,000 U.S. Treasury Note .............................................. 3.13 8/31/29 1,923
1,930 U.S. Treasury Note .............................................. 3.13 8/15/25 1,891
3,430 U.S. Treasury Note .............................................. 3.13 11/15/28 3,315
1,700 U.S. Treasury Note .............................................. 3.25 6/30/29 1,647
2,200 U.S. Treasury Note .............................................. 3.25 6/30/27 2,151
4,400 U.S. Treasury Note .............................................. 3.38 5/15/33 4,229
5,000 U.S. Treasury Note .............................................. 3.50 2/15/33 4,854
2,200 U.S. Treasury Note .............................................. 3.50 1/31/28 2,167
1,245 U.S. Treasury Note .............................................. 3.50 1/31/30 1,219
1,905 U.S. Treasury Note .............................................. 3.50 9/15/25 1,877
1,580 U.S. Treasury Note .............................................. 3.63 5/15/26 1,562
400 U.S. Treasury Note .............................................. 3.63 3/31/30 394
2,175 U.S. Treasury Note .............................................. 3.75 5/31/30 2,158
1,545 U.S. Treasury Note .............................................. 3.75 4/15/26 1,531
1,400 U.S. Treasury Note .............................................. 3.88 9/30/29 1,398
4,705 U.S. Treasury Note .............................................. 3.88 8/15/33 4,705
1,765 U.S. Treasury Note .............................................. 3.88 11/30/29 1,763
1,325 U.S. Treasury Note .............................................. 3.88 12/31/29 1,324
1,500 U.S. Treasury Note .............................................. 3.88 4/30/25 1,487
500 U.S. Treasury Note .............................................. 3.88 3/31/25 496
1,740 U.S. Treasury Note .............................................. 3.88 1/15/26 1,727
1,725 U.S. Treasury Note .............................................. 4.00 12/15/25 1,716
1,900 U.S. Treasury Note .............................................. 4.00 2/15/26 1,892
1,750 U.S. Treasury Note .............................................. 4.00 10/31/29 1,760
1,000 U.S. Treasury Note .............................................. 4.00 2/29/28 1,004
450 U.S. Treasury Note .............................................. 4.13 1/31/25 447
3,720 U.S. Treasury Note .............................................. 4.13 11/15/32 3,787
1,580 U.S. Treasury Note .............................................. 4.13 6/15/26 1,580
1,835 U.S. Treasury Note .............................................. 4.25 10/15/25 1,832
1,670 U.S. Treasury Note .............................................. 4.38 8/15/26 1,682
1,950 U.S. Treasury Note .............................................. 4.38 12/15/26 1,970
2,340 U.S. Treasury Note .............................................. 4.50 11/15/33 2,461
1,590 U.S. Treasury Note .............................................. 4.50 7/15/26 1,605
1,765 U.S. Treasury Note .............................................. 4.50 11/15/25 1,771
125 U.S. Treasury Note .............................................. 4.63 2/28/25 125
1,750 U.S. Treasury Note .............................................. 4.63 9/15/26 1,775
1,555 U.S. Treasury Note .............................................. 4.63 3/15/26 1,569
1,805 U.S. Treasury Note .............................................. 4.63 10/15/26 1,832

HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Treasury Obligations (continued)
$ 1,945 U.S. Treasury Note .............................................. 4.63 11/15/26 $ 1,976
Total U.S. Treasury Obligations ................................... 428,632
Shares
Investment Companies — 53.63%
Domestic Fixed Income — 51.09%
6,531,963
Vanguard Intermediate-Term Treasury ETF ............................ 387,476
2,164,856
Vanguard Short-Term Inflation-Protected Securities ETF ................... 102,809
490,285
Money Market Funds — 2.54%
24,326,852
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.25(b) 24,327
Total Investment Companies ...................................... 514,612
Total Investments (cost $970,446) — 99.32% ......................... 952,920
Other assets in excess of liabilities — 0.68% .......................... 6,521
Net Assets — 100.00% .......................................... $ 959,441
(a) Zero Coupon Security. Effective rate shown is as of December 31,
2023.
(b) Annualized 7-day yield as of period-end.
ETF—Exchange-Traded Fund
The U.S. Government Fixed Income Securities Portfolio
Mellon
Investments
Corporation
Parametric
Portfolio
Associates,
LLC Total
U.S. Government Agency Securities ....................................................................................................................... 1.01% — 1.01%
U.S. Treasury Obligations ........................................................................................................................................ 44.68% — 44.68%
Investment Company ............................................................................................................................................... — 53.63% 53.63%
Other Assets (Liabilities) ........................................................................................................................................ 0.39% % 0.29% 0.68%
Total Net Assets .................................................................................................................................................. 46.08% 53.92% 100.00%

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Government Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the open derivative positions held by the Portfolio as of December 31, 2023 .
Futures Contracts Purchased *
Description
Number of
Contracts Expiration Date
Notional Amount
(000)
Value and
Unrealized
Appreciation/
(Depreciation)
(000)
10 Year US Treasury Note Future ............................. 1,189 3/19/24 $ 134,227 $ 4,884
$ 134,227 $ 4,884
Total Unrealized Appreciation ..................... $ 4,884
Total Unrealized Depreciation ..................... —
Total Net Unrealized Appreciation/(Depreciation) ....... $ 4,884
* Cash has been pledged as collateral for futures contracts held by the Portfolio.

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
159
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds — 74.15%
$ 2,694 AbbVie, Inc. (Biotechnology)   ..................................... 4.40 11/6/42 $ 2,501
232 Air Products & Chemicals, Inc. (Chemicals), Callable 11/15/39 @ 100.00  ...... 2.70 5/15/40 177
615 Alabama Power Co., Series B (Electric Utilities), Callable 6/1/47 @ 100.00  ..... 3.70 12/1/47 492
155 Alabama Power Co. (Electric Utilities), Callable 2/15/44 @ 100.00  ........... 4.15 8/15/44 135
2,315 Amgen, Inc. (Biotechnology), Callable 2/1/25 @ 100.00  .................. 3.13 5/1/25 2,255
1,435 Amgen, Inc. (Biotechnology), Callable 8/21/39 @ 100.00  .................. 3.15 2/21/40 1,117
810 Amgen, Inc. (Biotechnology), Callable 12/15/50 @ 100.00  ................. 4.66 6/15/51 738
1,790 Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Beverages),
Callable 8/1/45 @ 100.00  .................................... 4.90 2/1/46 1,756
1,450 Anheuser-Busch InBev Worldwide, Inc. (Beverages)   ..................... 4.95 1/15/42 1,451
2,275 Apple, Inc. (Technology Hardware, Storage & Peripherals), Callable 8/23/45 @
100.00  .................................................. 4.65 2/23/46 2,250
1,065 AT&T, Inc. (Diversified Telecommunication Services), Callable 11/1/31 @ 100.00  2.25 2/1/32 879
2,519 AT&T, Inc. (Diversified Telecommunication Services), Callable 3/15/55 @ 100.00  3.55 9/15/55 1,820
875 AT&T, Inc. (Diversified Telecommunication Services), Callable 9/9/48 @ 100.00  . 4.55 3/9/49 769
255 Atmos Energy Corp. (Gas Utilities), Callable 4/15/44 @ 100.00  ............. 4.13 10/15/44 226
1,145 Atmos Energy Corp. (Gas Utilities), Callable 7/15/42 @ 100.00  ............. 4.15 1/15/43 1,027
5,805 Bank of America Corp. (Banks), Callable 4/22/31 @ 100.00  ................ 2.69 (SOFR + 132
bps)(a) 4/22/32 4,907
5,225 Bank of America Corp., MTN (Banks), Callable 2/7/29 @ 100.00  ........... 3.97 (TSFR3M + 147
bps)(a) 2/7/30 4,957
855 Berkshire Hathaway Energy Co. (Oil, Gas & Consumable Fuels), Callable 8/1/44 @
100.00  .................................................. 4.50 2/1/45 786
1,000 BP Capital Markets America, Inc. (Oil, Gas & Consumable Fuels), Callable 8/24/49
@ 100.00  ................................................ 3.00 2/24/50 705
1,245 Bristol-Myers Squibb Co. (Pharmaceuticals), Callable 4/26/49 @ 100.00  ....... 4.25 10/26/49 1,089
2,705 Brown & Brown, Inc. (Insurance), Callable 12/15/30 @ 100.00  ............. 2.38 3/15/31 2,223
705 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
2/14/31 @ 100.00  .......................................... 2.75 5/14/31 613
1,305 Bunge Ltd. Finance Corp. (Consumer Staples Distribution & Retail), Callable
5/15/26 @ 100.00  .......................................... 3.25 8/15/26 1,256
3,000 Capital One Financial Corp. (Consumer Finance), Callable 2/1/28 @ 100.00  .... 5.47 (SOFR + 208
bps)(a) 2/1/29 2,983
500 Capital One NA (Consumer Finance), Callable 1/28/25 @ 100.00  ............ 2.28 (SOFR + 91
bps)(a) 1/28/26 483
3,320 Charter Communications Operating LLC/Charter Communications Operating Capital
(media), Callable 1/1/31 @ 100.00  .............................. 2.80 4/1/31 2,797
2,885 Citigroup, Inc. (Banks), Callable 3/17/32 @ 100.00  ...................... 3.79 (SOFR + 194
bps)(a) 3/17/33 2,588
3,650 Citigroup, Inc. (Banks), Callable 3/31/30 @ 100.00  ...................... 4.41 (SOFR + 391
bps)(a) 3/31/31 3,495
1,244 Collins Aerospace (Aerospace & Defense), Callable 12/15/26 @ 100.00  ....... 3.50 3/15/27 1,181
395 Comcast Corp. (Media), Callable 5/1/49 @ 100.00  ....................... 4.00 11/1/49 330
295 Comcast Corp. (Media)   .......................................... 4.65 7/15/42 277
2,185 Comcast Corp. (Media)   .......................................... 4.75 3/1/44 2,072
860 Consolidated Edison Co. of New York, Inc. (Electric Utilities), Callable 9/15/43 @
100.00  .................................................. 4.45 3/15/44 770
175 Consolidated Edison Co. of New York, Inc., Series 2008-B (Electric Utilities)   ... 6.75 4/1/38 200
2,165 Constellation Brands, Inc. (Beverages), Callable 2/1/30 @ 100.00  ............ 2.88 5/1/30 1,940
2,050 CSX Corp. (Ground Transportation)   ................................. 6.22 4/30/40 2,290
2,415 CVS Health Corp. (Health Care Providers & Services), Callable 9/25/37 @ 100.00  4.78 3/25/38 2,284
1,130 CVS Health Corp. (Health Care Providers & Services), Callable 1/20/45 @ 100.00  5.13 7/20/45 1,076
1,230 Dell International LLC/EMC Corp. (Technology Hardware, Storage & Peripherals),
Callable 8/1/26 @ 100.00  .................................... 4.90 10/1/26 1,230
1,565 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 1/15/41 @ 100.00  . 5.60 7/15/41 1,513
315 Devon Energy Corp. (Oil, Gas & Consumable Fuels), Callable 9/15/25 @ 100.00  . 5.85 12/15/25 319
435 Duke Energy Progress LLC (Electric Utilities), Callable 2/15/45 @ 100.00  ..... 4.20 8/15/45 374
805 Eastern Energy Gas Holdings LLC, Series B (Oil, Gas & Consumable Fuels),
Callable 8/15/29 @ 100.00  .................................... 3.00 11/15/29 720

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,830 Eastern Energy Gas Holdings LLC (Oil, Gas & Consumable Fuels), Callable 9/15/24
@ 100.00  ................................................ 3.60 12/15/24 $ 1,796
2,840 EIDP, Inc. (Chemicals), Callable 6/15/25 @ 100.00  ...................... 1.70 7/15/25 2,694
750 EIDP, Inc. (Chemicals), Callable 4/15/30 @ 100.00  ...................... 2.30 7/15/30 656
600 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.63 5/15/42 558
735 Elevance Health, Inc. (Health Care Providers & Services)   ................. 4.65 1/15/43 678
1,625 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 7/15/42 @ 100.00  . 4.95 1/15/43 1,415
1,890 Energy Transfer LP (Oil, Gas & Consumable Fuels), Callable 2/1/26 @ 103.69  .. 7.38 2/1/31 1,985
1,957 Enterprise Products Operating LLC (Oil, Gas & Consumable Fuels), Callable
9/15/43 @ 100.00  .......................................... 4.85 3/15/44 1,889
1,818 FedEx Corp. Pass Through Trust, Series 2020-1, Class - AA (Air Freight &
Logistics)   ............................................... 1.88 2/20/34 1,520
990 Fiserv, Inc. (Financial Services), Callable 12/2/32 @ 100.00  ................ 5.60 3/2/33 1,033
465 Ford Motor Co. (Automobiles), Callable 11/12/31 @ 100.00  ................ 3.25 2/12/32 385
1,000 Ford Motor Credit Co. LLC (Financial Services)   ........................ 4.13 8/4/25 972
780 General Motors Co. (Automobiles), Callable 9/1/25 @ 100.00  .............. 6.13 10/1/25 790
1,815 General Motors Financial Co., Inc. (Specialty Retail), Callable 1/26/25 @ 100.00  . 2.90 2/26/25 1,761
2,055 General Motors Financial Co., Inc. (Specialty Retail), Callable 2/6/30 @ 100.00  . 5.85 4/6/30 2,116
1,165 Georgia Power Co. (Electric Utilities)   ............................... 4.30 3/15/42 1,038
775 Gilead Sciences, Inc. (Biotechnology), Callable 8/1/44 @ 100.00  ............ 4.50 2/1/45 719
2,785 HCA, Inc. (Health Care Providers & Services)   ......................... 5.38 2/1/25 2,778
1,235 HCA, Inc. (Health Care Providers & Services), Callable 3/1/33 @ 100.00  ...... 5.50 6/1/33 1,252
1,575 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 4/29/25 @
100.00  .................................................. 3.70 7/29/25 1,549
1,327 Intel Corp. (Semiconductors & Semiconductor Equipment), Callable 6/8/47 @
100.00  .................................................. 3.73 12/8/47 1,083
765 International Business Machines Corp. (IT Services)   ..................... 4.00 6/20/42 667
795 International Paper Co. (Containers & Packaging), Callable 5/15/41 @ 100.00  ... 6.00 11/15/41 842
2,815 JPMorgan Chase & Co. (Banks), Callable 4/22/31 @ 100.00  ................ 2.58 (TSFR3M + 125
bps)(a) 4/22/32 2,381
3,018 JPMorgan Chase & Co. (Banks), Callable 5/6/29 @ 100.00  ................ 3.70 (TSFR3M + 142
bps)(a) 5/6/30 2,824
5,055 JPMorgan Chase & Co. (Banks), Callable 4/23/28 @ 100.00  ................ 4.01 (TSFR3M + 138
bps)(a) 4/23/29 4,855
1,665 Kinder Morgan, Inc. (Oil, Gas & Consumable Fuels), Callable 12/1/44 @ 100.00  . 5.55 6/1/45 1,607
1,055 Lincoln National Corp. (Insurance), Callable 10/15/29 @ 100.00  ............ 3.05 1/15/30 933
1,365 Lincoln National Corp. (Insurance), Callable 10/15/30 @ 100.00 ^ ............ 3.40 1/15/31 1,226
1,835 Lowe's Cos., Inc. (Specialty Retail), Callable 1/15/33 @ 100.00  ............. 5.00 4/15/33 1,869
1,295 Martin Marietta Materials, Inc., Series CB (Construction Materials), Callable
12/15/29 @ 100.00  ......................................... 2.50 3/15/30 1,138
1,275 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/15/28 @ 100.00  .......................................... 2.45 4/15/28 1,152
810 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
1/15/31 @ 100.00  .......................................... 2.95 4/15/31 706
205 Marvell Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
6/15/33 @ 100.00  .......................................... 5.95 9/15/33 217
3,771 Microchip Technology, Inc. (Semiconductors & Semiconductor Equipment), Callable
2/5/24 @ 101.06  ........................................... 4.25 9/1/25 3,708
1,720 Microsoft Corp. (Software), Callable 2/8/46 @ 100.00  .................... 3.70 8/8/46 1,509
960 Mohawk Industries, Inc. (Household Durables), Callable 2/15/30 @ 100.00 ^ .... 3.63 5/15/30 889
5,250 Morgan Stanley, MTN (Capital Markets), Callable 7/20/26 @ 100.00  ......... 1.51 (SOFR + 86
bps)(a) 7/20/27 4,778
1,165 Morgan Stanley (Capital Markets), Callable 1/21/32 @ 100.00  .............. 2.94 (SOFR + 129
bps)(a) 1/21/33 991
3,915 Morgan Stanley, MTN (Capital Markets), Callable 1/23/29 @ 100.00  ......... 4.43 (TSFR3M + 189
bps)(a) 1/23/30 3,818
1,838 National Rural Utilities Cooperative Finance Corp. (Financial Services), Callable
7/15/32 @ 100.00  .......................................... 5.80 1/15/33 1,945
450 Netflix, Inc. (Entertainment)   ...................................... 5.88 2/15/25 453

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 1,490 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 11/28/32 @
100.00  .................................................. 5.05 2/28/33 $ 1,497
1,250 NextEra Energy Capital Holdings, Inc. (Electric Utilities), Callable 8/28/52 @
100.00  .................................................. 5.25 2/28/53 1,224
1,580 NNN REIT, Inc. (Retail REITs), Callable 1/15/30 @ 100.00  ................ 2.50 4/15/30 1,359
520 NNN REIT, Inc. (Retail REITs), Callable 7/15/33 @ 100.00  ................ 5.60 10/15/33 537
1,395 Northrop Grumman Corp. (Aerospace & Defense), Callable 4/15/47 @ 100.00  .. 4.03 10/15/47 1,197
576 Nucor Corp. (Metals & Mining), Callable 2/1/43 @ 100.00  ................. 5.20 8/1/43 584
400 Oklahoma Gas and Electric Co. (Electric Utilities), Callable 7/15/32 @ 100.00  .. 5.40 1/15/33 417
1,100 Oklahoma Gas and Electric Co. (Electric Utilities), Callable 10/1/52 @ 100.00  .. 5.60 4/1/53 1,164
1,460 Oracle Corp. (Software), Callable 11/15/44 @ 100.00  .................... 4.13 5/15/45 1,195
3,175 Ovintiv Exploration, Inc. (Oil, Gas & Consumable Fuels), Callable 10/1/25 @
100.00  .................................................. 5.38 1/1/26 3,176
850 Pfizer, Inc. (Pharmaceuticals), Callable 3/15/38 @ 100.00  .................. 4.10 9/15/38 777
1,435 Philip Morris International, Inc. (Tobacco)   ............................ 4.50 3/20/42 1,289
1,290 Principal Financial Group, Inc. (Insurance), Callable 3/15/30 @ 100.00  ........ 2.13 6/15/30 1,091
2,534 Progress Energy, Inc. (Multi-Utilities)   ............................... 6.00 12/1/39 2,696
1,095 Prudential Financial, Inc. (Insurance)   ................................ 4.60 5/15/44 1,023
152 Prudential Financial, Inc. (Insurance)   ................................ 6.63 6/21/40 173
265 Public Service Electric & Gas Co. (Electric Utilities), Callable 3/1/42 @ 100.00  .. 3.65 9/1/42 221
674 Raytheon Technologies Corp. (Aerospace & Defense)   .................... 4.50 6/1/42 615
1,739 Reliance Steel & Aluminum Co. (Metals & Mining), Callable 7/15/25 @ 100.00  . 1.30 8/15/25 1,625
690 Reliance Steel & Aluminum Co. (Metals & Mining), Callable 5/15/30 @ 100.00  . 2.15 8/15/30 586
831 RELX Capital, Inc. (Software), Callable 2/22/30 @ 100.00  ................. 3.00 5/22/30 765
1,310 Roper Technologies, Inc. (Software), Callable 3/30/30 @ 100.00  ............. 2.00 6/30/30 1,113
930 Sabra Health Care LP (Health Care REITs), Callable 9/1/31 @ 100.00  ......... 3.20 12/1/31 761
959 Sabra Health Care LP (Health Care REITs), Callable 5/15/26 @ 100.00  ........ 5.13 8/15/26 942
920 Southern Co. Gas Capital Corp. (Gas Utilities), Callable 11/30/46 @ 100.00  .... 4.40 5/30/47 780
1,095 Southwest Airlines Co. (Passenger Airlines), Callable 4/15/27 @ 100.00  ....... 5.13 6/15/27 1,100
795 Sysco Corp. (Consumer Staples Distribution & Retail), Callable 10/17/33 @ 100.00  6.00 1/17/34 859
3,600 The Goldman Sachs Group, Inc. (Capital Markets), Callable 7/21/31 @ 100.00  .. 2.38 (SOFR + 125
bps)(a) 7/21/32 2,954
2,710 The Goldman Sachs Group, Inc. (Capital Markets), Callable 6/5/27 @ 100.00  ... 3.69 (TSFR3M + 177
bps)(a) 6/5/28 2,581
345 The Home Depot, Inc. (Specialty Retail), Callable 6/6/48 @ 100.00  .......... 4.50 12/6/48 324
1,210 The Home Depot, Inc. (Specialty Retail), Callable 3/15/40 @ 100.00  .......... 5.40 9/15/40 1,275
1,065 The Interpublic Group of Cos., Inc. (Media)  ^ .......................... 4.20 4/15/24 1,060
2 The Interpublic Group of Cos., Inc. (Media), Callable 12/30/29 @ 100.00  ...... 4.75 3/30/30 2
575 The Interpublic Group of Cos., Inc. (Media), Callable 4/1/48 @ 100.00  ........ 5.40 10/1/48 542
475 The Travelers Cos., Inc. (Insurance)   ................................. 5.35 11/1/40 497
666 The Travelers Cos., Inc. (Insurance)   ................................. 6.25 6/15/37 753
1,485 The Walt Disney Co. (Entertainment), Callable 3/15/44 @ 100.00  ............ 4.75 9/15/44 1,430
1,100 T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 1/16/24 @
101.13  .................................................. 2.25 2/15/26 1,043
1,210 T-Mobile US, Inc. (Wireless Telecommunication Services), Callable 7/15/52 @
100.00  .................................................. 5.65 1/15/53 1,270
1,100 Toyota Motor Credit Corp. (Consumer Finance)   ........................ 0.63 9/13/24 1,065
552 UDR, Inc., MTN (Residential REITs), Callable 5/1/32 @ 100.00  ............ 2.10 8/1/32 434
994 UDR, Inc. (Residential REITs), Callable 5/15/31 @ 100.00  ................. 3.00 8/15/31 879
810 UnitedHealth Group, Inc. (Health Care Providers & Services), Callable 5/15/41 @
100.00  .................................................. 4.63 11/15/41 775
605 UnitedHealth Group, Inc. (Health Care Providers & Services)   .............. 4.75 7/15/45 587
1,190 Valero Energy Corp. (Oil, Gas & Consumable Fuels)   ..................... 6.63 6/15/37 1,308
1,175 Ventas Realty LP (Diversified REITs), Callable 6/1/31 @ 100.00  ............. 2.50 9/1/31 973
475 Ventas Realty LP (Diversified REITs), Callable 11/1/24 @ 100.00  ............ 3.50 2/1/25 464
670 Ventas Realty LP (Diversified REITs), Callable 2/5/24 @ 100.00  ............. 3.75 5/1/24 666
945 Ventas Realty LP (Diversified REITs), Callable 10/15/28 @ 100.00  ........... 4.40 1/15/29 919
715 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 2.36 3/15/32 596

HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Corporate Bonds (continued)
$ 3,830 Verizon Communications, Inc. (Diversified Telecommunication Services), Callable
9/22/40 @ 100.00  .......................................... 3.40 3/22/41 $ 3,052
625 Virginia Electric and Power Co., Series B (Electric Utilities), Callable 3/15/47 @
100.00  .................................................. 3.80 9/15/47 504
820 Virginia Electric and Power Co., Series D (Electric Utilities), Callable 2/15/43 @
100.00  .................................................. 4.65 8/15/43 755
1,455 Warnermedia Holdings, Inc. (Diversified Telecommunication Services), Callable
12/15/31 @ 100.00  ......................................... 4.28 3/15/32 1,328
5,380 Wells Fargo & Co., MTN (Banks), Callable 10/30/29 @ 100.00  ............. 2.88 (TSFR3M + 143
bps)(a) 10/30/30 4,784
2,190 Wells Fargo & Co., MTN (Banks), Callable 5/22/27 @ 100.00  .............. 3.58 (TSFR3M + 157
bps)(a) 5/22/28 2,086
1,225 Wells Fargo & Co. (Banks), Callable 7/25/32 @ 100.00  ................... 4.90 (SOFR + 210
bps)(a) 7/25/33 1,189
340 WestRock MWV LLC (Containers & Packaging)   ....................... 8.20 1/15/30 392
3,045 WRKCo, Inc. (Containers & Packaging), Callable 1/15/26 @ 100.00  .......... 4.65 3/15/26 3,031
1,146 XTO Energy, Inc. (Oil, Gas & Consumable Fuels)   ....................... 6.75 8/1/37 1,334
Total Corporate Bonds .......................................... 199,844
Yankee Dollars — 7.86%
675 America Movil SAB de CV (Wireless Telecommunication Services)   ......... 6.13 11/15/37 743
3,290 Aptiv PLC/Aptiv Corp. (Specialty Retail), Callable 1/16/24 @ 100.00  ......... 2.40 2/18/25 3,176
525 BHP Billiton Finance USA Ltd. (Metals & Mining), Callable 6/8/33 @ 100.00  ... 5.25 9/8/33 543
1,246 British Telecommunications PLC (Diversified Telecommunication Services)   .... 9.63 12/15/30 1,544
880 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 6/15/25
@ 100.00  ................................................ 2.05 7/15/25 837
1,354 Canadian Natural Resources Ltd. (Oil, Gas & Consumable Fuels), Callable 3/1/27 @
100.00  .................................................. 3.85 6/1/27 1,318
935 Canadian Pacific Railway Co. (Ground Transportation)   ................... 7.13 10/15/31 1,060
836 Deutsche Telekom International Finance BV (Diversified Telecommunication
Services)   ................................................ 8.75 6/15/30 1,007
1,365 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 2/1/51 @ 100.00  ...... 3.40 8/1/51 997
1 Enbridge, Inc. (Oil, Gas & Consumable Fuels), Callable 4/15/27 @ 100.00  ..... 3.70 7/15/27 1
560 Equinor ASA (Oil, Gas & Consumable Fuels)   .......................... 3.95 5/15/43 495
825 Equinor ASA (Oil, Gas & Consumable Fuels)   .......................... 5.10 8/17/40 850
1,375 Iberdrola International BV (Electric Utilities)   .......................... 5.81 3/15/25 1,378
1,490 Iberdrola International BV (Electric Utilities)   .......................... 6.75 7/15/36 1,706
200 LYB International Finance BV (Chemicals), Callable 9/15/43 @ 100.00  ....... 4.88 3/15/44 182
1,012 Nutrien Ltd. (Chemicals), Callable 2/13/30 @ 100.00  ..................... 2.95 5/13/30 914
1,143 Orange SA (Diversified Telecommunication Services)   .................... 9.00 3/1/31 1,412
900 Pfizer Investment Enterprises Pte Ltd. (Capital Markets), Callable 11/19/42 @
100.00  .................................................. 5.11 5/19/43 901
1,225 Shell International Finance BV (Oil, Gas & Consumable Fuels)   ............. 4.55 8/12/43 1,163
475 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 4.13 5/30/25 469
456 Vodafone Group PLC (Wireless Telecommunication Services)   .............. 6.15 2/27/37 494
Total Yankee Dollars ............................................ 21,190
Shares
Investment Companies — 17.76%
Domestic Fixed Income — 14.90%
519,250
Vanguard Short-Term Corporate Bond ETF ............................ 40,174
Money Market Funds — 2.86%
2,009,715
Federated Hermes Treasury Obligations Fund, Institutional Shares^^ .......... 5.00(b) 2,010
7,090
State Street Institutional Treasury Money Market Fund, Premier Class ......... 5.28(b) 7

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Corporate Fixed Income Securities Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Shares Security Description Rate %
Value
(000)
Money Market Funds (continued)
5,684,801
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.25(b) $ 5,685
7,702
Total Investment Companies ...................................... 47,876
Total Investments (cost $280,217) — 99.77% ......................... 268,910
Other assets in excess of liabilities — 0.23% .......................... 612
Net Assets — 100.00% .......................................... $ 269,522
^ All or part of this security was on loan as of December 31, 2023.
^^ Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before December
31, 2023.
(a) Variable Rate Security. The rate disclosed is the rate in effect on December 31, 2023.
(b) Annualized 7-day yield as of period-end.
bps—Basis Points
ETF—Exchange-Traded Fund
MTN—Medium Term Note
REIT—Real Estate Investment Trust
SOFR—Secured Overnight Financing Rate
TSFR3M
—
3 Month SOFR
The U.S. Corporate Fixed Income Securities Portfolio
Agincourt
Capital
Management,
LLC
Parametric
Portfolio
Associates,
LLC
HC Capital
Solutions Total
Corporate Bonds .................................................................................................................................... 74.15% — — 74.15%
Yankee Dollars ....................................................................................................................................... 7.86% — — 7.86%
Investment Companies ........................................................................................................................... 0.75% 14.93% 2.08% 17.76%
Other Assets (Liabilities) ....................................................................................................................... 0.25% — -0.02% 0.23%
Total Net Assets ................................................................................................................................ 83.01% 14.93% 2.06% 100.00%

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments — December 31,2023 (Unaudited)
164
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Asset Backed Securities — 1 .42%
$ 100 American Express Credit Account Master Trust , Series 2022-2 , Class - A ....... 3.39 5/15/27 $ 98
200 American Express Credit Account Master Trust , Series 2023-1 , Class - A ....... 4.87 5/15/28 201
150 American Express Credit Account Master Trust , Series 2022-4 , Class - A ....... 4.95 10/15/27 151
100 BA Credit Card Trust , Series 2022-A1 , Class - A1 ........................ 3.53 11/15/27 98
100 Barclays Dryrock Issuance Trust , Series 2022-1 , Class - A .................. 3.07 2/15/28 97
140 Capital One Multi-Asset Execution Trust , Series 2021-A2 , Class - A2 ......... 1.39 7/15/30 123
200 Capital One Multi-Asset Execution Trust , Series 2022-A2 , Class - A .......... 3.49 5/15/27 196
100 Capital One Prime Auto Receivables Trust , Series 2022-1 , Class - A3 , Callable
5/15/26 @ 100.00 .......................................... 3.17 4/15/27 98
100 CarMax Auto Owner Trust , Series 2023-1 , Class - A3 , Callable 10/15/26 @ 100.00 4.75 10/15/27 100
75 Carvana Auto Receivables Trust , Series 2022-P2 , Class - A4 ................ 4.68 2/10/28 74
100 CNH Equipment Trust , Series 2022-C , Class - A3 , Callable 1/15/27 @ 100.00 ... 5.15 4/17/28 101
150 GM Financial Consumer Automobile Receivables Trust , Series 2023-1 , Class - A3 ,
Callable 12/16/26 @ 100.00 ................................... 4.66 2/16/28 149
100 Hyundai Auto Receivables Trust , Series 2022-B , Class - A3 , Callable 8/15/26 @
100.00 ................................................... 3.72 11/16/26 99
125 Hyundai Auto Receivables Trust , Series 2023-C , Class - A3 , Callable 1/15/28 @
100.00 ................................................... 5.54 10/16/28 127
150 Mercedes-Benz Auto Receivables Trust , Series 2023-1 , Class - A3 , Callable 11/15/26
@ 100.00 ................................................ 4.51 11/15/27 149
100 Nissan Auto Receivables Owner Trust , Series 2023-A , Class - A3 , Callable 3/15/27
@ 100.00 ................................................ 4.91 11/15/27 100
150 Santander Drive Auto Receivables Trust , Series 2023-4 , Class - A3 , Callable
10/15/27 @ 100.00 .......................................... 5.73 4/17/28 151
100 Synchrony Card Funding LLC , Series 2022-A1 , Class - A , Callable 4/15/25 @
100.00 ................................................... 3.37 4/15/28 98
100 Toyota Auto Receivables Owner Trust , Series 2022-C , Class - A3 , Callable 11/15/26
@ 100.00 ................................................ 3.76 4/15/27 98
85 Toyota Auto Receivables Owner Trust , Series 2023-A , Class - A3 , Callable 3/15/27
@ 100.00 ................................................ 4.63 9/15/27 85
150 Verizon Master Trust , Series 2022-2 , Class - A , Callable 1/20/25 @ 100.00 ...... 1.53 7/20/28 144
100 Verizon Master Trust , Series 2022-6 , Class - A , Callable 7/20/25 @ 100.00 ...... 3.67 1/22/29 99
125 Volkswagen Auto Loan Enhanced Trust , Series 2023-1 , Class - A3 , Callable 4/20/27
@ 100.00 ................................................ 5.02 6/20/28 126
200 World Omni Auto Receivables Trust , Series 2021-C , Class - A4 , Callable 9/15/25 @
100.00 ................................................... 0.64 9/15/27 186
75 World Omni Auto Receivables Trust , Series 2023-B , Class - A3 , Callable 12/15/26
@ 100.00 ................................................ 4.66 5/15/28 75
Total Asset Backed Securities ..................................... 3,023
Collateralized Mortgage Obligations — 5 .34%
150 Bank , Series 2020-BN26 , Class - A4 , Callable 3/15/30 @ 100.00 ............. 2.40 3/15/63 127
300 Bank , Series 2021-BN37 , Class - A5 , Callable 11/15/31 @ 100.00 ............ 2.62(a) 11/15/64 252
100 Bank , Series 2019-BN21 , Class - A5 , Callable 10/15/29 @ 100.00 ............ 2.85 10/17/52 87
100 Bank , Series 2019-BN19 , Class - A3 , Callable 7/15/29 @ 100.00 ............. 3.18 8/15/61 86
201 Bank , Series 2017-BNK9 , Class - ASB , Callable 12/15/29 @ 100.00 .......... 3.47 11/15/54 194
300 Bank , Series 2018-BN10 , Class - A5 , Callable 2/15/28 @ 100.00 ............. 3.69 2/15/61 284
100 Bank , Series 2019-BN17 , Class - A4 , Callable 4/15/29 @ 100.00 ............. 3.71 4/15/52 94
150 Bank , Series 2022-BNK41 , Class - A4 ................................ 3.79(a) 4/15/65 138
60 BBCMS Mortgage Trust , Series 2020-C7 , Class - AS , Callable 4/15/30 @ 100.00 . 2.44 4/15/53 49
400 BBCMS Mortgage Trust , Series 2022-C15 , Class - A5 , Callable 4/15/32 @ 100.00 3.66(a) 4/15/55 361
125 BBCMS Mortgage Trust , Series 2023-C22 , Class - A5 , Callable 10/15/33 @ 100.00 6.80(a) 11/15/56 142
100 Benchmark Mortgage Trust , Series 2020-IG1 , Class - AS , Callable 1/15/30 @ 100.00 2.91(a) 9/15/43 73
200 Benchmark Mortgage Trust , Series 2022-B33 , Class - A5 , Callable 3/15/32 @
100.00 ................................................... 3.46 3/15/55 178
250 Benchmark Mortgage Trust , Series 2019-B9 , Class - A5 , Callable 2/15/29 @ 100.00 4.02 3/15/52 232

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 200 Benchmark Mortgage Trust , Series 2018-B6 , Class - A4 , Callable 10/10/28 @
100.00 ................................................... 4.26 10/10/51 $ 189
100 Citigroup Commercial Mortgage Trust , Series 2020-GC46 , Class - AS , Callable
2/15/30 @ 100.00 .......................................... 2.92 2/15/53 78
150 Citigroup Commercial Mortgage Trust , Series 2019-C7 , Class - A4 , Callable
12/15/29 @ 100.00 .......................................... 3.10 12/15/72 134
100 Citigroup Commercial Mortgage Trust , Series 2016-GC37 , Class - A4 , Callable
3/10/26 @ 100.00 .......................................... 3.31 4/10/49 95
100 Citigroup Commercial Mortgage Trust , Series 2016-GC36 , Class - A5 , Callable
2/10/26 @ 100.00 .......................................... 3.62 2/10/49 95
183 COMM Mortgage Trust , Series 2015-LC19 , Class - A4 , Callable 1/10/27 @ 100.00 3.18 2/10/48 178
80 COMM Mortgage Trust , Series 2015-DC1 , Class - A5 , Callable 2/10/25 @ 100.00 3.35 2/10/48 78
90 CSAIL Commercial Mortgage Trust , Series 2016-C7 , Class - ASB , Callable 11/15/26
@ 100.00 ................................................ 3.31 11/15/49 88
197 Fannie Mae-ACES , Series 2020-M8 , Class - A2 ......................... 1.82 2/25/30 170
176 Fannie Mae-ACES , Series 2022-M11 , Class - A2 ........................ 2.95(a) 10/25/27 167
166 Fannie Mae-ACES , Series 2017-M7 , Class - A2 ......................... 2.96(a) 2/25/27 158
96 Fannie Mae-ACES , Series 2017-M11 , Class - A2 ........................ 2.98 8/25/29 90
193 Fannie Mae-ACES , Series 2017-M12 , Class - A2 ........................ 3.06(a) 6/25/27 185
170 Fannie Mae-ACES , Series 2017- M15 , Class - ATS2 ...................... 3.15(a) 11/25/27 163
238 Fannie Mae-ACES , Series 2018-M14 , Class - A2 ........................ 3.58(a) 8/25/28 231
181 Fannie Mae-ACES , Series 2019-M2 , Class - A2 ......................... 3.62(a) 11/25/28 176
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K117 , Class -
A2 , Callable 10/25/30 @ 100.00 ................................ 1.41 8/25/30 249
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K1516 , Class
- A2 .................................................... 1.72 5/25/35 217
59 Freddie Mac Multifamily Structured Pass Through Certificates , Series K106 , Class -
A1 , Callable 2/25/30 @ 100.00 ................................. 1.78 10/25/29 54
390 Freddie Mac Multifamily Structured Pass Through Certificates , Series K126 , Class -
A2 ..................................................... 2.07 1/25/31 336
200 Freddie Mac Multifamily Structured Pass Through Certificates , Series K133 , Class -
A2 , Callable 10/25/31 @ 100.00 ................................ 2.10 9/25/31 170
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K749 , Class -
AM , Callable 9/25/29 @ 100.00 ................................ 2.12 4/25/29 267
150 Freddie Mac Multifamily Structured Pass Through Certificates , Series K749 , Class -
A2 ..................................................... 2.12(a) 3/25/29 135
100 Freddie Mac Multifamily Structured Pass Through Certificates , Series K136 , Class -
A2 , Callable 12/25/31 @ 100.00 ................................ 2.13 11/25/31 85
300 Freddie Mac Multifamily Structured Pass Through Certificates , Series K1521 , Class
- A2 .................................................... 2.18 8/25/36 230
44 Freddie Mac Multifamily Structured Pass Through Certificates , Series K099 , Class -
A1 , Callable 11/25/29 @ 100.00 ................................ 2.26 6/25/29 41
48 Freddie Mac Multifamily Structured Pass Through Certificates , Series K058 , Class -
A1 , Callable 9/25/26 @ 100.00 ................................. 2.34 7/25/26 46
350 Freddie Mac Multifamily Structured Pass Through Certificates , Series K055 , Class -
A2 , Callable 4/25/26 @ 100.00 ................................. 2.67 3/25/26 336
75 Freddie Mac Multifamily Structured Pass Through Certificates , Series K1514 , Class
- A2 , Callable 10/25/34 @ 100.00 ............................... 2.86 10/25/34 64
200 Freddie Mac Multifamily Structured Pass Through Certificates , Series K147 , Class -
A2 , Callable 6/25/32 @ 100.00 ................................. 3.00 6/25/32 180
100 Freddie Mac Multifamily Structured Pass Through Certificates , Series K092 , Class -
A2 , Callable 7/25/29 @ 100.00 ................................. 3.30 4/25/29 95
100 Freddie Mac Multifamily Structured Pass Through Certificates , Series K047 , Class -
A2 , Callable 5/25/25 @ 100.00 ................................. 3.33(a) 5/25/25 98
250 Freddie Mac Multifamily Structured Pass Through Certificates , Series K091 , Class -
A2 ..................................................... 3.51 3/25/29 240
250 Freddie Mac Multifamily Structured Pass Through Certificates , Series K087 , Class -
A2 ..................................................... 3.77 12/25/28 244

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Collateralized Mortgage Obligations (continued)
$ 150 Freddie Mac Multifamily Structured Pass Through Certificates , Series K152 , Class -
A2 ..................................................... 3.78 11/25/32 $ 143
75 Freddie Mac Multifamily Structured Pass Through Certificates , Series K-153 , Class -
AM , Callable 1/25/33 @ 100.00 ................................ 3.82 12/25/32 72
500 Freddie Mac Multifamily Structured Pass Through Certificates , Series K077 , Class -
A2 , Callable 5/25/28 @ 100.00 ................................. 3.85 5/25/28 489
400 Freddie Mac Multifamily Structured Pass Through Certificates , Series K081 , Class -
A2 , Callable 12/25/28 @ 100.00 ................................ 3.90(a) 8/25/28 391
150 Freddie Mac Multifamily Structured Pass Through Certificates , Series K751 , Class -
A2 ..................................................... 4.41 3/25/30 150
224 GS Mortgage Securities Trust , Series 2016-GS2 , Class - A3 , Callable 5/10/26 @
100.00 ................................................... 2.79 5/10/49 212
200 GS Mortgage Securities Trust , Series 2019-GC42 , Class - A4 , Callable 9/10/29 @
100.00 ................................................... 3.00 9/10/52 179
100 GS Mortgage Securities Trust , Series 2020-GC45 , Class - AS , Callable 1/13/30 @
100.00 ................................................... 3.17(a) 2/13/53 84
250 GS Mortgage Securities Trust , Series 2017-GS5 , Class - A4 , Callable 3/10/27 @
100.00 ................................................... 3.67 3/10/50 232
100 GS Mortgage Securities Trust , Series 2018-GS10 , Class - A5 , Callable 7/10/28 @
100.00 ................................................... 4.16(a) 7/10/51 94
200 Morgan Stanley Bank of America Merrill Lynch Trust , Series 2017-C33 , Class - A5 ,
Callable 5/15/27 @ 100.00 .................................... 3.60 5/15/50 189
200 Morgan Stanley Capital I Trust , Series 2017-H1 , Class - A4 , Callable 6/15/27 @
100.00 ................................................... 3.26 6/15/50 187
100 MSWF Commercial Mortgage Trust , Series 2023-1 , Class - A5 , Callable 6/15/33 @
100.00 ................................................... 5.75 5/15/56 105
100 SG Commercial Mortgage Securities Trust , Series 2016-C5 , Class - A4 , Callable
7/10/26 @ 100.00 .......................................... 3.06 10/10/48 93
122 Wells Fargo Commercial Mortgage Trust , Series 2019-C53 , Class - A4 , Callable
10/15/29 @ 100.00 .......................................... 3.04 10/15/52 109
500 Wells Fargo Commercial Mortgage Trust , Series 2016-C34 , Class - A4 , Callable
5/15/26 @ 100.00 .......................................... 3.10 6/15/49 469
183 Wells Fargo Commercial Mortgage Trust , Series 2015-C30 , Class - A4 , Callable
8/15/25 @ 100.00 .......................................... 3.66 9/15/58 177
124 Wells Fargo Commercial Mortgage Trust , Series 2015-P2 , Class - A4 , Callable
12/15/25 @ 100.00 .......................................... 3.81 12/15/48 119
142 Wells Fargo Commercial Mortgage Trust , Series 2015-C26 , Class - C , Callable
2/15/25 @ 100.00 .......................................... 4.07 2/15/48 132
100 Wells Fargo Commercial Mortgage Trust , Series 2018-C47 , Class - A4 , Callable
10/15/28 @ 100.00 .......................................... 4.44 9/15/61 97
Total Collateralized Mortgage Obligations ........................... 11,382
U.S. Government Agency Mortgages — 86 .58%
85 Fannie Mae , Pool #MA4445 ....................................... 1.50 10/1/41 70
327 Fannie Mae , Pool #CB0310 ....................................... 1.50 4/1/36 284
316 Fannie Mae , Pool #MA4236 ....................................... 1.50 1/1/51 245
102 Fannie Mae , Pool #MA4122 ....................................... 1.50 9/1/35 89
139 Fannie Mae , Pool #MA4310 ....................................... 1.50 4/1/41 116
373 Fannie Mae , Pool #CA7695 ....................................... 1.50 11/1/50 289
239 Fannie Mae , Pool #BQ5781 ....................................... 1.50 11/1/35 209
93 Fannie Mae , Pool #BT2055 ........................................ 1.50 3/1/37 81
403 Fannie Mae , Pool #CB0711 ........................................ 1.50 6/1/51 315
354 Fannie Mae , Pool #MA4417 ....................................... 1.50 9/1/36 308
298 Fannie Mae , Pool #BQ3141 ....................................... 1.50 10/1/35 261
78 Fannie Mae , Pool #MA4286 ....................................... 1.50 3/1/41 64
129 Fannie Mae , Pool #FM9249 ....................................... 1.50 10/1/41 106
195 Fannie Mae , Pool #MA4302 ....................................... 1.50 4/1/36 170

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 431 Fannie Mae , Pool #MA4354 ....................................... 1.50 6/1/51 $ 334
172 Fannie Mae , Pool #MA4266 ....................................... 1.50 2/1/41 142
380 Fannie Mae , Pool #MA4304 ....................................... 1.50 4/1/51 294
41 Fannie Mae , Pool #MA4342 ....................................... 1.50 5/1/41 34
20 Fannie Mae , Pool #MA4181 ....................................... 1.50 11/1/50 15
130 Fannie Mae , Pool #FS2037 ........................................ 1.50 5/1/37 112
279 Fannie Mae , Pool #FS1327 ........................................ 1.50 6/1/36 243
385 Fannie Mae , Pool #MA4343 ....................................... 1.50 5/1/51 299
372 Fannie Mae , Pool #CA7696 ....................................... 1.50 11/1/50 288
366 Fannie Mae , Pool #FM6579 ....................................... 1.50 3/1/51 288
165 Fannie Mae , Pool #MA4386 ....................................... 1.50 7/1/41 137
395 Fannie Mae , Pool #MA4280 ....................................... 1.50 3/1/51 306
361 Fannie Mae , Pool #MA4441 ....................................... 1.50 10/1/36 314
443 Fannie Mae , Pool #MA4397 ....................................... 1.50 8/1/51 344
13 Fannie Mae , Pool #AS0001 ........................................ 2.00 7/1/28 12
342 Fannie Mae , Pool #MA4237 ....................................... 2.00 1/1/51 281
307 Fannie Mae , Pool #CA7224 ....................................... 2.00 10/1/50 253
77 Fannie Mae , Pool #AS1058 ........................................ 2.00 11/1/28 70
372 Fannie Mae , Pool #MA4442 ....................................... 2.00 10/1/36 335
363 Fannie Mae , Pool #MA4305 ....................................... 2.00 4/1/51 298
233 Fannie Mae , Pool #FM5044 ....................................... 2.00 12/1/50 193
226 Fannie Mae , Pool #MA4325 ....................................... 2.00 5/1/51 186
208 Fannie Mae , Pool #CA8118 ....................................... 2.00 12/1/50 170
365 Fannie Mae , Pool #BQ9685 ....................................... 2.00 1/1/51 300
451 Fannie Mae , Pool #BK8461 ....................................... 2.00 1/1/51 370
226 Fannie Mae , Pool #BR4435 ....................................... 2.00 4/1/51 186
444 Fannie Mae , Pool #MA4158 ....................................... 2.00 10/1/50 365
307 Fannie Mae , Pool #CA9183 ....................................... 2.00 2/1/36 277
502 Fannie Mae , Pool #BR4094 ....................................... 2.00 1/1/51 411
132 Fannie Mae , Pool #MA4287 ....................................... 2.00 3/1/41 113
247 Fannie Mae , Pool #MA4355 ....................................... 2.00 6/1/51 203
84 Fannie Mae , Pool #MA4474 ....................................... 2.00 11/1/41 72
144 Fannie Mae , Pool #MA4204 ....................................... 2.00 12/1/40 125
36 Fannie Mae , Pool #MA2906 ....................................... 2.00 2/1/32 33
349 Fannie Mae , Pool #MA4602 ....................................... 2.00 5/1/37 313
328 Fannie Mae , Pool #BQ7777 ....................................... 2.00 3/1/36 295
87 Fannie Mae , Pool #FS0317 ........................................ 2.00 2/1/42 75
431 Fannie Mae , Pool #MA4536 ....................................... 2.00 2/1/37 386
180 Fannie Mae , Pool #BQ5160 ....................................... 2.00 12/1/50 148
404 Fannie Mae , Pool #FM9579 ....................................... 2.00 7/1/51 331
413 Fannie Mae , Pool #FM9704 ....................................... 2.00 12/1/51 339
253 Fannie Mae , Pool #FS0355 ........................................ 2.00 9/1/51 207
358 Fannie Mae , Pool #MA4128 ....................................... 2.00 9/1/40 310
400 Fannie Mae , Pool #MA4182 ....................................... 2.00 11/1/50 329
9 Fannie Mae , Pool #CA0052 ....................................... 2.00 7/1/32 8
267 Fannie Mae , Pool #FS1621 ........................................ 2.00 7/1/51 219
63 Fannie Mae , Pool #BU8781 ....................................... 2.00 4/1/37 56
167 Fannie Mae , Pool #MA4176 ....................................... 2.00 11/1/40 145
414 Fannie Mae , Pool #BT0240 ........................................ 2.00 9/1/51 340
434 Fannie Mae , Pool #FM4969 ....................................... 2.00 12/1/50 361
392 Fannie Mae , Pool #CA8687 ....................................... 2.00 1/1/51 323
346 Fannie Mae , Pool #BQ8341 ....................................... 2.00 12/1/50 284
397 Fannie Mae , Pool #CB1620 ....................................... 2.00 9/1/51 327
454 Fannie Mae , Pool #BR0948 ....................................... 2.00 4/1/51 372
318 Fannie Mae , Pool #MA4403 ....................................... 2.00 8/1/36 287
383 Fannie Mae , Pool #CB0325 ....................................... 2.00 4/1/51 315
442 Fannie Mae , Pool #FS1334 ........................................ 2.00 11/1/51 363
320 Fannie Mae , Pool #BP9370 ........................................ 2.00 7/1/50 262
417 Fannie Mae , Pool #FM9441 ....................................... 2.00 4/1/51 342

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 351 Fannie Mae , Pool #BQ3004 ....................................... 2.00 10/1/50 $ 287
41 Fannie Mae , Pool #FM9724 ....................................... 2.00 11/1/36 37
418 Fannie Mae , Pool #CB1787 ....................................... 2.00 10/1/51 344
236 Fannie Mae , Pool #MA4119 ....................................... 2.00 9/1/50 193
359 Fannie Mae , Pool #FM6852 ....................................... 2.00 5/1/51 297
277 Fannie Mae , Pool #FM3755 ....................................... 2.00 9/1/35 250
29 Fannie Mae , Pool #MA4093 ....................................... 2.00 8/1/40 25
391 Fannie Mae , Pool #CB0684 ....................................... 2.00 6/1/51 321
213 Fannie Mae , Pool #FM4039 ....................................... 2.00 10/1/35 192
436 Fannie Mae , Pool #CA8252 ....................................... 2.00 12/1/45 357
13 Fannie Mae , Pool #AY4232 ....................................... 2.00 5/1/30 12
386 Fannie Mae , Pool #CA8110 ....................................... 2.00 12/1/50 318
165 Fannie Mae , Pool #MA4333 ....................................... 2.00 5/1/41 146
385 Fannie Mae , Pool #CA7833 ....................................... 2.00 11/1/50 321
351 Fannie Mae , Pool #BR2176 ....................................... 2.00 7/1/36 316
482 Fannie Mae , Pool #BQ5112 ....................................... 2.00 11/1/50 395
345 Fannie Mae , Pool #MA4360 ....................................... 2.00 6/1/36 310
369 Fannie Mae , Pool #FM6448 ....................................... 2.00 3/1/51 304
449 Fannie Mae , Pool #CA8933 ....................................... 2.00 2/1/51 372
446 Fannie Mae , Pool #FM7411 ....................................... 2.00 5/1/51 364
214 Fannie Mae , Pool #SB8061 ........................................ 2.00 9/1/35 193
13 Fannie Mae , Pool #BJ4362 ........................................ 2.00 11/1/32 12
259 Fannie Mae , Pool #MA4208 ....................................... 2.00 12/1/50 214
110 Fannie Mae , Pool #MA4155 ....................................... 2.00 10/1/35 100
40 Fannie Mae , Pool #MA4071 ....................................... 2.00 7/1/40 35
347 Fannie Mae , Pool #MA4255 ....................................... 2.00 2/1/51 284
223 Fannie Mae , Pool #MA4437 ....................................... 2.00 10/1/51 183
353 Fannie Mae , Pool #MA4281 ....................................... 2.00 3/1/51 290
291 Fannie Mae , Pool #BU7103 ....................................... 2.00 12/1/51 239
325 Fannie Mae , Pool #CA7225 ....................................... 2.00 10/1/50 267
358 Fannie Mae , Pool #FM6555 ....................................... 2.00 4/1/51 296
373 Fannie Mae , Pool #FM5308 ....................................... 2.00 12/1/50 306
456 Fannie Mae , Pool #CA9273 ....................................... 2.00 2/1/51 376
487 Fannie Mae , Pool #FM4788 ....................................... 2.00 11/1/50 402
122 Fannie Mae , Pool #FM5453 ....................................... 2.00 1/1/41 106
145 Fannie Mae , Pool #BP6626 ........................................ 2.00 8/1/50 119
358 Fannie Mae , Pool #CA8850 ....................................... 2.00 2/1/51 294
423 Fannie Mae , Pool #MA4378 ....................................... 2.00 7/1/51 347
448 Fannie Mae , Pool #MA4511 ....................................... 2.00 1/1/52 368
395 Fannie Mae , Pool #CB0497 ....................................... 2.00 5/1/51 326
312 Fannie Mae , Pool #MA4303 ....................................... 2.00 4/1/36 281
411 Fannie Mae , Pool #FS0030 ........................................ 2.50 4/1/51 350
45 Fannie Mae , Pool #MA3764 ....................................... 2.50 9/1/34 42
25 Fannie Mae , Pool #MA4016 ....................................... 2.50 5/1/40 22
212 Fannie Mae , Pool #FM3027 ....................................... 2.50 12/1/46 182
9 Fannie Mae , Pool #MA3788 ....................................... 2.50 9/1/39 8
230 Fannie Mae , Pool #BP5878 ........................................ 2.50 6/1/50 198
69 Fannie Mae , Pool #MA1210 ....................................... 2.50 10/1/27 65
4 Fannie Mae , Pool #MA2789 ....................................... 2.50 10/1/36 4
61 Fannie Mae , Pool #MA3965 ....................................... 2.50 3/1/40 55
68 Fannie Mae , Pool #MA1277 ....................................... 2.50 12/1/27 64
140 Fannie Mae , Pool #BQ0329 ....................................... 2.50 7/1/50 120
87 Fannie Mae , Pool #MA3827 ....................................... 2.50 11/1/34 81
97 Fannie Mae , Pool #MA3765 ....................................... 2.50 9/1/49 83
11 Fannie Mae , Pool #MA3830 ....................................... 2.50 11/1/39 10
454 Fannie Mae , Pool #CB2523 ....................................... 2.50 1/1/52 390
17 Fannie Mae , Pool #MA2868 ....................................... 2.50 1/1/32 16
177 Fannie Mae , Pool #MA4183 ....................................... 2.50 11/1/50 153
125 Fannie Mae , Pool #MA4075 ....................................... 2.50 7/1/35 116

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 361 Fannie Mae , Pool #BR7857 ....................................... 2.50 5/1/51 $ 308
394 Fannie Mae , Pool #BU5917 ....................................... 2.50 12/1/51 340
72 Fannie Mae , Pool #AB7391 ....................................... 2.50 12/1/42 62
416 Fannie Mae , Pool #BU1451 ....................................... 2.50 1/1/52 355
20 Fannie Mae , Pool #CB2979 ....................................... 2.50 2/1/37 19
54 Fannie Mae , Pool #BE3032 ........................................ 2.50 1/1/32 51
29 Fannie Mae , Pool #AT2717 ........................................ 2.50 5/1/43 25
19 Fannie Mae , Pool #MA3737 ....................................... 2.50 8/1/34 18
45 Fannie Mae , Pool #MA3896 ....................................... 2.50 1/1/35 42
211 Fannie Mae , Pool #CB1131 ........................................ 2.50 7/1/51 179
115 Fannie Mae , Pool #MA4099 ....................................... 2.50 8/1/35 107
62 Fannie Mae , Pool #MA4053 ....................................... 2.50 6/1/35 58
45 Fannie Mae , Pool #MA3955 ....................................... 2.50 3/1/35 42
454 Fannie Mae , Pool #CA9289 ....................................... 2.50 2/1/51 387
63 Fannie Mae , Pool #FM3296 ....................................... 2.50 5/1/35 58
58 Fannie Mae , Pool #AP4742 ........................................ 2.50 8/1/27 55
56 Fannie Mae , Pool #BC9041 ....................................... 2.50 11/1/31 53
55 Fannie Mae , Pool #AS4946 ........................................ 2.50 5/1/30 53
235 Fannie Mae , Pool #MA4159 ....................................... 2.50 10/1/50 202
324 Fannie Mae , Pool #BQ5110 ....................................... 2.50 11/1/50 279
238 Fannie Mae , Pool #MA4096 ....................................... 2.50 8/1/50 205
227 Fannie Mae , Pool #BK2588 ....................................... 2.50 5/1/50 195
136 Fannie Mae , Pool #MA3990 ....................................... 2.50 4/1/50 117
237 Fannie Mae , Pool #MA4078 ....................................... 2.50 7/1/50 204
245 Fannie Mae , Pool #FM4231 ....................................... 2.50 9/1/50 210
261 Fannie Mae , Pool #FM3494 ....................................... 2.50 4/1/48 229
447 Fannie Mae , Pool #FM8745 ....................................... 2.50 9/1/51 381
377 Fannie Mae , Pool #MA4517 ....................................... 2.50 1/1/37 347
242 Fannie Mae , Pool #CA6304 ....................................... 2.50 7/1/50 207
222 Fannie Mae , Pool #CA6074 ....................................... 2.50 6/1/50 190
28 Fannie Mae , Pool #MA3217 ....................................... 2.50 12/1/32 26
285 Fannie Mae , Pool #FM4638 ....................................... 2.50 10/1/50 243
9 Fannie Mae , Pool #ZT2094 ........................................ 2.50 6/1/34 8
224 Fannie Mae , Pool #BO4657 ....................................... 2.50 11/1/49 192
220 Fannie Mae , Pool #MA4210 ....................................... 2.50 12/1/50 189
253 Fannie Mae , Pool #MA4256 ....................................... 2.50 2/1/51 215
44 Fannie Mae , Pool #FS0547 ........................................ 2.50 2/1/52 38
49 Fannie Mae , Pool #AU6387 ....................................... 2.50 11/1/28 46
25 Fannie Mae , Pool #AU5334 ....................................... 2.50 11/1/28 23
8 Fannie Mae , Pool #MA1511 ....................................... 2.50 7/1/33 8
15 Fannie Mae , Pool #MA1270 ....................................... 2.50 11/1/32 14
47 Fannie Mae , Pool #AU2619 ....................................... 2.50 8/1/28 44
172 Fannie Mae , Pool #MA4414 ....................................... 2.50 9/1/51 147
382 Fannie Mae , Pool #MA4399 ....................................... 2.50 8/1/51 326
399 Fannie Mae , Pool #FM9033 ....................................... 2.50 10/1/51 343
26 Fannie Mae , Pool #MA3801 ....................................... 2.50 10/1/49 23
149 Fannie Mae , Pool #MA2730 ....................................... 2.50 8/1/46 129
318 Fannie Mae , Pool #MA4541 ....................................... 2.50 2/1/42 281
292 Fannie Mae , Pool #CA8955 ....................................... 2.50 2/1/51 250
279 Fannie Mae , Pool #FM3878 ....................................... 2.50 7/1/50 242
5 Fannie Mae , Pool #AS8172 ........................................ 2.50 10/1/36 5
301 Fannie Mae , Pool #FM4309 ....................................... 2.50 9/1/50 260
19 Fannie Mae , Pool #BJ3742 ........................................ 2.50 12/1/32 18
27 Fannie Mae , Pool #BJ3944 ........................................ 2.50 1/1/33 25
13 Fannie Mae , Pool #AZ6458 ....................................... 2.50 7/1/30 13
138 Fannie Mae , Pool #MA3902 ....................................... 2.50 1/1/50 119
8 Fannie Mae , Pool #MA2854 ....................................... 2.50 12/1/46 7
83 Fannie Mae , Pool #MA3154 ....................................... 2.50 10/1/32 79
285 Fannie Mae , Pool #CA7237 ....................................... 2.50 10/1/50 245

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 46 Fannie Mae , Pool #AS8892 ........................................ 2.50 2/1/32 $ 43
389 Fannie Mae , Pool #CB0415 ....................................... 2.50 5/1/51 333
18 Fannie Mae , Pool #AS0513 ........................................ 2.50 8/1/43 16
206 Fannie Mae , Pool #CA8132 ....................................... 2.50 12/1/50 177
50 Fannie Mae , Pool #AO3019 ....................................... 2.50 5/1/27 47
22 Fannie Mae , Pool #MA3282 ....................................... 2.50 2/1/33 21
400 Fannie Mae , Pool #CB1556 ....................................... 2.50 9/1/51 344
230 Fannie Mae , Pool #FM2881 ....................................... 2.50 4/1/50 198
319 Fannie Mae , Pool #CA8131 ....................................... 2.50 12/1/50 275
111 Fannie Mae , Pool #FS1340 ........................................ 2.50 3/1/52 95
33 Fannie Mae , Pool #AS8246 ........................................ 2.50 11/1/31 32
13 Fannie Mae , Pool #AS8437 ........................................ 2.50 12/1/36 12
19 Fannie Mae , Pool #AS4660 ........................................ 2.50 3/1/30 18
414 Fannie Mae , Pool #CB1784 ....................................... 2.50 10/1/51 352
253 Fannie Mae , Pool #CA6075 ....................................... 2.50 6/1/50 216
457 Fannie Mae , Pool #FS0235 ........................................ 2.50 1/1/52 390
423 Fannie Mae , Pool #CB1828 ....................................... 2.50 10/1/51 361
399 Fannie Mae , Pool #FM8997 ....................................... 2.50 10/1/51 342
7 Fannie Mae , Pool #MA2888 ....................................... 2.50 1/1/47 6
150 Fannie Mae , Pool #MA3246 ....................................... 2.50 1/1/33 141
21 Fannie Mae , Pool #FM9543 ....................................... 2.50 12/1/51 18
120 Fannie Mae , Pool #MA2956 ....................................... 3.00 4/1/47 108
24 Fannie Mae , Pool #MA3934 ....................................... 3.00 2/1/40 22
53 Fannie Mae , Pool #CA5519 ....................................... 3.00 4/1/50 48
203 Fannie Mae , Pool #AO0752 ....................................... 3.00 4/1/42 187
21 Fannie Mae , Pool #CA5423 ....................................... 3.00 3/1/50 19
9 Fannie Mae , Pool #MA3078 ....................................... 3.00 7/1/37 9
111 Fannie Mae , Pool #AL9865 ....................................... 3.00 2/1/47 100
96 Fannie Mae , Pool #BO3192 ....................................... 3.00 10/1/49 85
147 Fannie Mae , Pool #MA4020 ....................................... 3.00 5/1/50 131
134 Fannie Mae , Pool #CA5668 ....................................... 3.00 5/1/50 118
143 Fannie Mae , Pool #AP2465 ........................................ 3.00 8/1/42 131
16 Fannie Mae , Pool #MA2961 ....................................... 3.00 4/1/37 15
369 Fannie Mae , Pool #CB3364 ....................................... 3.00 4/1/52 326
17 Fannie Mae , Pool #BE9547 ........................................ 3.00 4/1/47 15
36 Fannie Mae , Pool #MA3127 ....................................... 3.00 9/1/37 33
42 Fannie Mae , Pool #BD5787 ....................................... 3.00 9/1/46 38
44 Fannie Mae , Pool #MA1401 ....................................... 3.00 4/1/33 43
78 Fannie Mae , Pool #AU3735 ....................................... 3.00 8/1/43 71
29 Fannie Mae , Pool #AW7383 ....................................... 3.00 8/1/29 28
17 Fannie Mae , Pool #AW8295 ....................................... 3.00 8/1/29 16
37 Fannie Mae , Pool #BO9169 ....................................... 3.00 12/1/49 33
112 Fannie Mae , Pool #AS7904 ........................................ 3.00 9/1/46 101
201 Fannie Mae , Pool #MA3834 ....................................... 3.00 11/1/49 180
55 Fannie Mae , Pool #FM1552 ....................................... 3.00 12/1/47 49
30 Fannie Mae , Pool #MA2425 ....................................... 3.00 10/1/30 29
103 Fannie Mae , Pool #BO8947 ....................................... 3.00 1/1/50 92
119 Fannie Mae , Pool #AT7620 ........................................ 3.00 6/1/43 109
54 Fannie Mae , Pool #FM2132 ....................................... 3.00 1/1/50 48
15 Fannie Mae , Pool #BC4276 ....................................... 3.00 4/1/46 13
73 Fannie Mae , Pool #MA2246 ....................................... 3.00 4/1/30 71
5 Fannie Mae , Pool #BA0826 ....................................... 3.00 10/1/30 5
33 Fannie Mae , Pool #MA3991 ....................................... 3.00 4/1/50 30
21 Fannie Mae , Pool #BE3861 ........................................ 3.00 1/1/47 19
63 Fannie Mae , Pool #BD5545 ....................................... 3.00 10/1/46 57
341 Fannie Mae , Pool #FS2122 ........................................ 3.00 3/1/52 303
17 Fannie Mae , Pool #MA3897 ....................................... 3.00 1/1/35 16
54 Fannie Mae , Pool #AS8521 ........................................ 3.00 12/1/46 49
20 Fannie Mae , Pool #AU7890 ....................................... 3.00 9/1/28 19

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 7 Fannie Mae , Pool #MA3657 ....................................... 3.00 5/1/34 $ 7
22 Fannie Mae , Pool #MA3090 ....................................... 3.00 8/1/32 21
26 Fannie Mae , Pool #BD5076 ....................................... 3.00 2/1/32 24
32 Fannie Mae , Pool #FM4317 ....................................... 3.00 9/1/50 29
435 Fannie Mae , Pool #CB2756 ....................................... 3.00 2/1/52 388
437 Fannie Mae , Pool #CB2755 ....................................... 3.00 2/1/52 389
42 Fannie Mae , Pool #AS1527 ........................................ 3.00 1/1/29 40
449 Fannie Mae , Pool #CA5229 ....................................... 3.00 2/1/50 398
29 Fannie Mae , Pool #MA3831 ....................................... 3.00 11/1/39 26
25 Fannie Mae , Pool #MA3060 ....................................... 3.00 7/1/32 24
13 Fannie Mae , Pool #MA3185 ....................................... 3.00 11/1/37 12
30 Fannie Mae , Pool #MA3744 ....................................... 3.00 8/1/49 27
6 Fannie Mae , Pool #MA3802 ....................................... 3.00 10/1/49 5
6 Fannie Mae , Pool #AL9848 ....................................... 3.00 3/1/47 6
80 Fannie Mae , Pool #MA3774 ....................................... 3.00 9/1/49 71
39 Fannie Mae , Pool #BE4400 ........................................ 3.00 1/1/47 36
22 Fannie Mae , Pool #MA1338 ....................................... 3.00 2/1/33 22
185 Fannie Mae , Pool #MA4579 ....................................... 3.00 4/1/52 164
409 Fannie Mae , Pool #BU8883 ....................................... 3.00 3/1/52 362
189 Fannie Mae , Pool #FS0831 ........................................ 3.00 3/1/52 167
102 Fannie Mae , Pool #MA1307 ....................................... 3.00 1/1/33 95
19 Fannie Mae , Pool #MA3237 ....................................... 3.00 1/1/48 17
202 Fannie Mae , Pool #QB1382 ....................................... 3.00 7/1/50 180
137 Fannie Mae , Pool #BO6219 ....................................... 3.00 12/1/49 122
8 Fannie Mae , Pool #MA2065 ....................................... 3.00 10/1/34 7
73 Fannie Mae , Pool #BO7242 ....................................... 3.00 1/1/50 65
88 Fannie Mae , Pool #MA3082 ....................................... 3.00 7/1/47 80
4 Fannie Mae , Pool #MA3100 ....................................... 3.00 8/1/37 4
50 Fannie Mae , Pool #MA3179 ....................................... 3.00 11/1/47 45
5 Fannie Mae , Pool #MA3738 ....................................... 3.00 8/1/34 5
48 Fannie Mae , Pool #AS7238 ........................................ 3.00 5/1/46 44
11 Fannie Mae , Pool #AS8056 ........................................ 3.00 10/1/46 10
63 Fannie Mae , Pool #BE1901 ........................................ 3.00 12/1/46 58
165 Fannie Mae , Pool #BP1932 ........................................ 3.00 4/1/50 147
361 Fannie Mae , Pool #CB2759 ....................................... 3.00 2/1/52 319
19 Fannie Mae , Pool #AQ3223 ....................................... 3.00 11/1/27 19
249 Fannie Mae , Pool #BU1241 ....................................... 3.00 3/1/52 221
27 Fannie Mae , Pool #MA2230 ....................................... 3.00 4/1/35 26
19 Fannie Mae , Pool #BJ2996 ........................................ 3.00 1/1/33 19
101 Fannie Mae , Pool #MA3871 ....................................... 3.00 12/1/49 90
73 Fannie Mae , Pool #BD4225 ....................................... 3.00 11/1/46 66
90 Fannie Mae , Pool #BN7703 ....................................... 3.00 8/1/49 80
33 Fannie Mae , Pool #AZ0538 ....................................... 3.00 9/1/30 32
27 Fannie Mae , Pool #AL8861 ....................................... 3.00 7/1/31 25
100 Fannie Mae , Pool #AT2014 ........................................ 3.00 4/1/43 92
46 Fannie Mae , Pool #MA1527 ....................................... 3.00 8/1/33 44
130 Fannie Mae , Pool #BD2446 ....................................... 3.00 1/1/47 118
22 Fannie Mae , Pool #AS2312 ........................................ 3.00 5/1/29 21
64 Fannie Mae , Pool #AS4884 ........................................ 3.00 5/1/45 58
66 Fannie Mae , Pool #FM1134 ....................................... 3.00 4/1/48 60
17 Fannie Mae , Pool #AS3117 ........................................ 3.00 8/1/29 16
82 Fannie Mae , Pool #MA2895 ....................................... 3.00 2/1/47 74
11 Fannie Mae , Pool #MA2087 ....................................... 3.00 11/1/34 11
71 Fannie Mae , Pool #MA3106 ....................................... 3.00 8/1/47 64
36 Fannie Mae , Pool #CA3754 ....................................... 3.00 6/1/34 34
19 Fannie Mae , Pool #MA3958 ....................................... 3.00 3/1/40 17
42 Fannie Mae , Pool #AS7908 ........................................ 3.00 9/1/46 38
67 Fannie Mae , Pool #MA3960 ....................................... 3.00 3/1/50 60
36 Fannie Mae , Pool #CA3788 ....................................... 3.00 7/1/49 32

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 118 Fannie Mae , Pool #FM1370 ....................................... 3.00 4/1/46 $ 107
15 Fannie Mae , Pool #MA2579 ....................................... 3.00 4/1/36 14
11 Fannie Mae , Pool #MA1058 ....................................... 3.00 5/1/32 10
10 Fannie Mae , Pool #MA3218 ....................................... 3.00 12/1/32 9
16 Fannie Mae , Pool #BM1370 ....................................... 3.00 4/1/37 15
48 Fannie Mae , Pool #AY4200 ....................................... 3.00 5/1/45 44
90 Fannie Mae , Pool #MA2806 ....................................... 3.00 11/1/46 82
25 Fannie Mae , Pool #MA2149 ....................................... 3.00 1/1/30 24
17 Fannie Mae , Pool #MA2832 ....................................... 3.00 12/1/36 16
90 Fannie Mae , Pool #BC4764 ....................................... 3.00 10/1/46 81
12 Fannie Mae , Pool #MA2897 ....................................... 3.00 2/1/37 12
81 Fannie Mae , Pool #AS0196 ........................................ 3.00 8/1/28 76
72 Fannie Mae , Pool #MA2833 ....................................... 3.00 12/1/46 66
9 Fannie Mae , Pool #MA2287 ....................................... 3.00 6/1/35 9
116 Fannie Mae , Pool #BO2201 ....................................... 3.00 9/1/49 104
60 Fannie Mae , Pool #AS4333 ........................................ 3.00 1/1/45 55
76 Fannie Mae , Pool #MA2863 ....................................... 3.00 1/1/47 69
15 Fannie Mae , Pool #AS4334 ........................................ 3.00 1/1/45 13
74 Fannie Mae , Pool #AS8784 ........................................ 3.00 2/1/47 67
76 Fannie Mae , Pool #AS8276 ........................................ 3.00 11/1/46 69
23 Fannie Mae , Pool #AS8424 ........................................ 3.00 12/1/36 21
25 Fannie Mae , Pool #AS8483 ........................................ 3.00 12/1/46 23
10 Fannie Mae , Pool #BA4786 ....................................... 3.00 2/1/31 9
24 Fannie Mae , Pool #AS8438 ........................................ 3.00 12/1/36 23
6 Fannie Mae , Pool #AK0006 ....................................... 3.00 1/1/27 5
110 Fannie Mae , Pool #MA2737 ....................................... 3.00 9/1/46 99
111 Fannie Mae , Pool #MA4079 ....................................... 3.00 7/1/50 99
58 Fannie Mae , Pool #AK3302 ....................................... 3.00 3/1/27 56
7 Fannie Mae , Pool #AX8309 ....................................... 3.00 11/1/29 7
9 Fannie Mae , Pool #AZ4358 ....................................... 3.00 7/1/30 9
64 Fannie Mae , Pool #AY4829 ....................................... 3.00 5/1/45 58
318 Fannie Mae , Pool #AQ7920 ....................................... 3.00 12/1/42 292
308 Fannie Mae , Pool #AB7099 ....................................... 3.00 11/1/42 282
15 Fannie Mae , Pool #AT1575 ........................................ 3.00 5/1/43 14
12 Fannie Mae , Pool #AR7426 ....................................... 3.00 7/1/43 11
42 Fannie Mae , Pool #MA3147 ....................................... 3.00 10/1/47 38
22 Fannie Mae , Pool #CA4860 ....................................... 3.00 12/1/49 20
361 Fannie Mae , Pool #AP6375 ........................................ 3.00 9/1/42 331
22 Fannie Mae , Pool #MA3631 ....................................... 3.00 4/1/34 21
4 Fannie Mae , Pool #FM1585 ....................................... 3.00 9/1/49 3
21 Fannie Mae , Pool #MA3339 ....................................... 3.00 4/1/33 20
15 Fannie Mae , Pool #BK1015 ....................................... 3.00 2/1/33 14
30 Fannie Mae , Pool #AB4483 ....................................... 3.00 2/1/27 29
165 Fannie Mae , Pool #MA4048 ....................................... 3.00 6/1/50 147
30 Fannie Mae , Pool #MA2773 ....................................... 3.00 10/1/36 29
20 Fannie Mae , Pool #MA3247 ....................................... 3.00 1/1/33 19
21 Fannie Mae , Pool #MA3304 ....................................... 3.00 3/1/48 19
29 Fannie Mae , Pool #MA2523 ....................................... 3.00 2/1/36 27
25 Fannie Mae , Pool #MA3331 ....................................... 3.00 4/1/48 22
232 Fannie Mae , Pool #FS1374 ........................................ 3.00 3/1/52 206
406 Fannie Mae , Pool #CB3172 ....................................... 3.00 3/1/52 359
109 Fannie Mae , Pool #MA3905 ....................................... 3.00 1/1/50 97
172 Fannie Mae , Pool #AP6493 ........................................ 3.00 9/1/42 157
105 Fannie Mae , Pool #MA3937 ....................................... 3.00 2/1/50 94
122 Fannie Mae , Pool #AT0682 ........................................ 3.00 4/1/43 112
107 Fannie Mae , Pool #AS8414 ........................................ 3.00 11/1/46 97
38 Fannie Mae , Pool #AS8186 ........................................ 3.00 10/1/46 35
112 Fannie Mae , Pool #AB8897 ....................................... 3.00 4/1/43 103
88 Fannie Mae , Pool #BC9003 ....................................... 3.00 11/1/46 80

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 26 Fannie Mae , Pool #AL9996 ....................................... 3.00 4/1/32 $ 25
188 Fannie Mae , Pool #FM3395 ....................................... 3.00 6/1/50 167
130 Fannie Mae , Pool #BP6466 ........................................ 3.00 7/1/50 115
95 Fannie Mae , Pool #CA5729 ....................................... 3.00 5/1/50 84
56 Fannie Mae , Pool #MA1982 ....................................... 3.50 8/1/34 51
7 Fannie Mae , Pool #AK0706 ....................................... 3.50 2/1/27 6
9 Fannie Mae , Pool #AE5487 ....................................... 3.50 10/1/25 9
42 Fannie Mae , Pool #AO9140 ....................................... 3.50 7/1/42 40
18 Fannie Mae , Pool #CA1191 ....................................... 3.50 11/1/47 17
381 Fannie Mae , Pool #MA4654 ....................................... 3.50 7/1/52 349
52 Fannie Mae , Pool #MA3414 ....................................... 3.50 7/1/48 48
37 Fannie Mae , Pool #AY3802 ....................................... 3.50 2/1/45 35
51 Fannie Mae , Pool #MA1059 ....................................... 3.50 5/1/32 50
70 Fannie Mae , Pool #MA1107 ....................................... 3.50 7/1/32 68
8 Fannie Mae , Pool #AS2081 ........................................ 3.50 4/1/29 7
54 Fannie Mae , Pool #AO4385 ....................................... 3.50 6/1/42 51
17 Fannie Mae , Pool #AJ4093 ........................................ 3.50 10/1/26 16
43 Fannie Mae , Pool #AS4773 ........................................ 3.50 4/1/45 41
25 Fannie Mae , Pool #AS4772 ........................................ 3.50 4/1/45 23
53 Fannie Mae , Pool #AS4771 ........................................ 3.50 4/1/45 50
150 Fannie Mae , Pool #BM1568 ....................................... 3.50 7/1/47 142
22 Fannie Mae , Pool #MA3494 ....................................... 3.50 10/1/48 21
48 Fannie Mae , Pool #AO4647 ....................................... 3.50 6/1/42 46
19 Fannie Mae , Pool #BA1893 ....................................... 3.50 8/1/45 18
72 Fannie Mae , Pool #MA3520 ....................................... 3.50 11/1/48 66
11 Fannie Mae , Pool #MA2495 ....................................... 3.50 1/1/46 11
56 Fannie Mae , Pool #CA0487 ....................................... 3.50 10/1/47 53
43 Fannie Mae , Pool #AY4300 ....................................... 3.50 1/1/45 41
75 Fannie Mae , Pool #FM1543 ....................................... 3.50 11/1/48 70
64 Fannie Mae , Pool #BM2000 ....................................... 3.50 5/1/47 59
58 Fannie Mae , Pool #FM1001 ....................................... 3.50 11/1/48 54
314 Fannie Mae , Pool #AO2548 ....................................... 3.50 4/1/42 296
20 Fannie Mae , Pool #MA3597 ....................................... 3.50 2/1/49 19
102 Fannie Mae , Pool #AO3760 ....................................... 3.50 5/1/42 96
261 Fannie Mae , Pool #AO8137 ....................................... 3.50 8/1/42 247
56 Fannie Mae , Pool #FM1566 ....................................... 3.50 11/1/48 52
8 Fannie Mae , Pool #CA0234 ....................................... 3.50 8/1/47 8
29 Fannie Mae , Pool #AS5319 ........................................ 3.50 7/1/45 27
38 Fannie Mae , Pool #AS6649 ........................................ 3.50 2/1/46 35
5 Fannie Mae , Pool #BM5446 ....................................... 3.50 2/1/49 5
59 Fannie Mae , Pool #BK9038 ....................................... 3.50 10/1/33 57
67 Fannie Mae , Pool #BD5046 ....................................... 3.50 2/1/47 62
25 Fannie Mae , Pool #AX5201 ....................................... 3.50 10/1/29 25
46 Fannie Mae , Pool #BM5485 ....................................... 3.50 2/1/49 42
54 Fannie Mae , Pool #AX9530 ....................................... 3.50 2/1/45 51
24 Fannie Mae , Pool #AY8856 ....................................... 3.50 9/1/45 23
24 Fannie Mae , Pool #MA3462 ....................................... 3.50 9/1/33 23
37 Fannie Mae , Pool #AS5068 ........................................ 3.50 6/1/45 35
51 Fannie Mae , Pool #AY5303 ....................................... 3.50 3/1/45 47
47 Fannie Mae , Pool #AK7497 ....................................... 3.50 4/1/42 45
6 Fannie Mae , Pool #BM1231 ....................................... 3.50 11/1/31 6
4 Fannie Mae , Pool #AV6407 ....................................... 3.50 2/1/29 4
19 Fannie Mae , Pool #MA3614 ....................................... 3.50 3/1/49 18
6 Fannie Mae , Pool #310139 ........................................ 3.50 11/1/25 6
47 Fannie Mae , Pool #AZ9576 ....................................... 3.50 12/1/45 45
57 Fannie Mae , Pool #MA3663 ....................................... 3.50 5/1/49 53
136 Fannie Mae , Pool #ZM4908 ....................................... 3.50 11/1/47 127
66 Fannie Mae , Pool #MA3305 ....................................... 3.50 3/1/48 62
75 Fannie Mae , Pool #AZ0862 ....................................... 3.50 7/1/45 71

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 36 Fannie Mae , Pool #AY3913 ....................................... 3.50 2/1/45 $ 34
78 Fannie Mae , Pool #AS3133 ........................................ 3.50 8/1/44 73
73 Fannie Mae , Pool #BC1158 ........................................ 3.50 2/1/46 68
26 Fannie Mae , Pool #AZ6383 ....................................... 3.50 9/1/45 25
125 Fannie Mae , Pool #AQ0546 ....................................... 3.50 11/1/42 118
15 Fannie Mae , Pool #MA3637 ....................................... 3.50 4/1/49 14
345 Fannie Mae , Pool #BU8723 ....................................... 3.50 6/1/52 317
71 Fannie Mae , Pool #MA2292 ....................................... 3.50 6/1/45 67
50 Fannie Mae , Pool #AS7491 ........................................ 3.50 7/1/46 47
57 Fannie Mae , Pool #AS0024 ........................................ 3.50 7/1/43 53
31 Fannie Mae , Pool #AS5696 ........................................ 3.50 8/1/45 29
79 Fannie Mae , Pool #BJ2692 ........................................ 3.50 4/1/48 73
42 Fannie Mae , Pool #AX2486 ....................................... 3.50 10/1/44 40
21 Fannie Mae , Pool #AP9390 ........................................ 3.50 10/1/42 20
3 Fannie Mae , Pool #AJ6181 ........................................ 3.50 12/1/26 3
77 Fannie Mae , Pool #BM4703 ....................................... 3.50 2/1/48 72
26 Fannie Mae , Pool #BJ0647 ........................................ 3.50 3/1/48 24
90 Fannie Mae , Pool #AU1635 ....................................... 3.50 7/1/43 85
69 Fannie Mae , Pool #FM1911 ....................................... 3.50 7/1/48 64
49 Fannie Mae , Pool #MA3057 ....................................... 3.50 7/1/47 45
16 Fannie Mae , Pool #AE0981 ....................................... 3.50 3/1/41 15
251 Fannie Mae , Pool #AB6017 ....................................... 3.50 8/1/42 237
50 Fannie Mae , Pool #MA3332 ....................................... 3.50 4/1/48 46
92 Fannie Mae , Pool #BD2436 ....................................... 3.50 1/1/47 86
18 Fannie Mae , Pool #FS1774 ........................................ 3.50 5/1/37 17
5 Fannie Mae , Pool #MA2996 ....................................... 3.50 5/1/37 4
53 Fannie Mae , Pool #FM3387 ....................................... 3.50 3/1/35 52
116 Fannie Mae , Pool #MA3276 ....................................... 3.50 2/1/48 108
22 Fannie Mae , Pool #AX7655 ....................................... 3.50 1/1/45 21
4 Fannie Mae , Pool #AL8776 ....................................... 3.50 7/1/46 3
42 Fannie Mae , Pool #BE3767 ........................................ 3.50 7/1/47 39
8 Fannie Mae , Pool #MA3152 ....................................... 3.50 10/1/37 8
138 Fannie Mae , Pool #BP1947 ........................................ 3.50 4/1/50 127
17 Fannie Mae , Pool #MA3692 ....................................... 3.50 7/1/49 16
81 Fannie Mae , Pool #BH5155 ....................................... 3.50 9/1/47 75
11 Fannie Mae , Pool #MA3835 ....................................... 3.50 11/1/49 10
5 Fannie Mae , Pool #MA2909 ....................................... 3.50 2/1/37 5
41 Fannie Mae , Pool #AS7239 ........................................ 3.50 5/1/46 38
8 Fannie Mae , Pool #MA3906 ....................................... 3.50 1/1/50 7
9 Fannie Mae , Pool #MA2692 ....................................... 3.50 7/1/36 8
42 Fannie Mae , Pool #FM1028 ....................................... 3.50 6/1/49 39
232 Fannie Mae , Pool #CB3601 ....................................... 3.50 5/1/52 214
22 Fannie Mae , Pool #BC7633 ....................................... 3.50 6/1/46 21
35 Fannie Mae , Pool #BC3126 ....................................... 3.50 1/1/46 32
24 Fannie Mae , Pool #BC0163 ....................................... 3.50 1/1/46 22
70 Fannie Mae , Pool #AY1306 ....................................... 3.50 3/1/45 66
57 Fannie Mae , Pool #MA3745 ....................................... 3.50 8/1/49 53
24 Fannie Mae , Pool #MA3775 ....................................... 3.50 9/1/49 22
63 Fannie Mae , Pool #AL1717 ....................................... 3.50 5/1/27 60
2 Fannie Mae , Pool #BA5031 ....................................... 3.50 1/1/46 1
25 Fannie Mae , Pool #MA2923 ....................................... 3.50 3/1/37 23
28 Fannie Mae , Pool #BM2001 ....................................... 3.50 12/1/46 26
472 Fannie Mae , Pool #MA4600 ....................................... 3.50 5/1/52 434
8 Fannie Mae , Pool #MA3634 ....................................... 3.50 4/1/39 7
60 Fannie Mae , Pool #MA2125 ....................................... 3.50 12/1/44 55
4 Fannie Mae , Pool #MA1021 ....................................... 3.50 3/1/27 4
32 Fannie Mae , Pool #BE5258 ........................................ 3.50 1/1/47 30
70 Fannie Mae , Pool #MA3238 ....................................... 3.50 1/1/48 65
46 Fannie Mae , Pool #AS7388 ........................................ 3.50 6/1/46 43

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 17 Fannie Mae , Pool #AS5892 ........................................ 3.50 10/1/45 $ 16
64 Fannie Mae , Pool #AJ8476 ........................................ 3.50 12/1/41 61
3 Fannie Mae , Pool #AX0159 ....................................... 3.50 9/1/29 3
97 Fannie Mae , Pool #BH9277 ....................................... 3.50 2/1/48 90
53 Fannie Mae , Pool #AU3742 ....................................... 3.50 8/1/43 50
87 Fannie Mae , Pool #ZS4618 ........................................ 3.50 6/1/45 82
23 Fannie Mae , Pool #MA2389 ....................................... 3.50 9/1/35 22
77 Fannie Mae , Pool #BH9215 ....................................... 3.50 1/1/48 72
23 Fannie Mae , Pool #AZ2614 ....................................... 3.50 8/1/45 22
8 Fannie Mae , Pool #MA3059 ....................................... 3.50 7/1/37 7
37 Fannie Mae , Pool #FM0020 ....................................... 3.50 7/1/49 34
55 Fannie Mae , Pool #SD8001 ........................................ 3.50 7/1/49 51
75 Fannie Mae , Pool #MA3182 ....................................... 3.50 11/1/47 70
54 Fannie Mae , Pool #MA3026 ....................................... 3.50 6/1/47 50
47 Fannie Mae , Pool #MA1980 ....................................... 3.50 8/1/44 44
73 Fannie Mae , Pool #ZS4627 ........................................ 4.00 8/1/45 71
47 Fannie Mae , Pool #AL8387 ....................................... 4.00 3/1/46 46
9 Fannie Mae , Pool #AW5109 ....................................... 4.00 8/1/44 9
116 Fannie Mae , Pool #AY1377 ....................................... 4.00 4/1/45 111
43 Fannie Mae , Pool #MA4797 ....................................... 4.00 11/1/37 42
6 Fannie Mae , Pool #AS7028 ........................................ 4.00 4/1/46 5
5 Fannie Mae , Pool #MA2536 ....................................... 4.00 2/1/36 5
11 Fannie Mae , Pool #MA3216 ....................................... 4.00 12/1/37 11
58 Fannie Mae , Pool #CA0183 ....................................... 4.00 8/1/47 56
61 Fannie Mae , Pool #MA3746 ....................................... 4.00 8/1/49 58
55 Fannie Mae , Pool #MA3211 ....................................... 4.00 12/1/47 53
10 Fannie Mae , Pool #MA0695 ....................................... 4.00 4/1/31 10
43 Fannie Mae , Pool #AS9486 ........................................ 4.00 4/1/47 42
4 Fannie Mae , Pool #MA3037 ....................................... 4.00 6/1/37 4
57 Fannie Mae , Pool #MA3804 ....................................... 4.00 10/1/49 54
38 Fannie Mae , Pool #AS8532 ........................................ 4.00 12/1/46 37
7 Fannie Mae , Pool #BM5525 ....................................... 4.00 3/1/31 7
31 Fannie Mae , Pool #AL7347 ....................................... 4.00 9/1/45 30
53 Fannie Mae , Pool #CA1015 ....................................... 4.00 1/1/48 51
11 Fannie Mae , Pool #BJ0639 ........................................ 4.00 3/1/48 11
20 Fannie Mae , Pool #AY2291 ....................................... 4.00 3/1/45 20
6 Fannie Mae , Pool #AL2689 ....................................... 4.00 2/1/27 6
8 Fannie Mae , Pool #AS2117 ........................................ 4.00 4/1/44 8
21 Fannie Mae , Pool #BM4991 ....................................... 4.00 9/1/48 20
13 Fannie Mae , Pool #BH2623 ....................................... 4.00 8/1/47 13
25 Fannie Mae , Pool #AY1595 ....................................... 4.00 1/1/45 24
52 Fannie Mae , Pool #BJ9169 ........................................ 4.00 5/1/48 49
33 Fannie Mae , Pool #AW5063 ....................................... 4.00 7/1/44 32
32 Fannie Mae , Pool #AC7328 ....................................... 4.00 12/1/39 31
41 Fannie Mae , Pool #AS3293 ........................................ 4.00 9/1/44 40
32 Fannie Mae , Pool #AS3467 ........................................ 4.00 10/1/44 31
33 Fannie Mae , Pool #AS2498 ........................................ 4.00 5/1/44 32
26 Fannie Mae , Pool #AS3903 ........................................ 4.00 11/1/44 26
90 Fannie Mae , Pool #AZ8067 ....................................... 4.00 9/1/45 86
68 Fannie Mae , Pool #AO2959 ....................................... 4.00 5/1/42 66
6 Fannie Mae , Pool #BM4306 ....................................... 4.00 9/1/25 6
85 Fannie Mae , Pool #AS7558 ........................................ 4.00 7/1/46 82
132 Fannie Mae , Pool #AS0531 ........................................ 4.00 9/1/43 128
51 Fannie Mae , Pool #BM2002 ....................................... 4.00 10/1/47 49
91 Fannie Mae , Pool #BN6677 ....................................... 4.00 6/1/49 87
12 Fannie Mae , Pool #CA2469 ....................................... 4.00 10/1/48 12
27 Fannie Mae , Pool #BE8050 ........................................ 4.00 4/1/47 26
61 Fannie Mae , Pool #BD7081 ....................................... 4.00 3/1/47 59
233 Fannie Mae , Pool #MA4732 ....................................... 4.00 9/1/52 220

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 22 Fannie Mae , Pool #AL4778 ....................................... 4.00 10/1/32 $ 21
31 Fannie Mae , Pool #BK9697 ....................................... 4.00 12/1/48 30
4 Fannie Mae , Pool #AE0375 ....................................... 4.00 7/1/25 4
24 Fannie Mae , Pool #AS3468 ........................................ 4.00 10/1/44 24
49 Fannie Mae , Pool #FM0021 ....................................... 4.00 3/1/49 47
44 Fannie Mae , Pool #AS9831 ........................................ 4.00 6/1/47 43
29 Fannie Mae , Pool #AS7600 ........................................ 4.00 7/1/46 29
21 Fannie Mae , Pool #BN5258 ....................................... 4.00 2/1/49 20
20 Fannie Mae , Pool #CA2474 ....................................... 4.00 7/1/48 19
24 Fannie Mae , Pool #BK0915 ....................................... 4.00 7/1/48 23
14 Fannie Mae , Pool #FM1101 ....................................... 4.00 7/1/34 15
70 Fannie Mae , Pool #ZS4708 ........................................ 4.00 3/1/47 68
56 Fannie Mae , Pool #ZA4988 ....................................... 4.00 8/1/47 54
39 Fannie Mae , Pool #MA3277 ....................................... 4.00 2/1/48 37
12 Fannie Mae , Pool #MA3427 ....................................... 4.00 7/1/33 12
43 Fannie Mae , Pool #FM1960 ....................................... 4.00 5/1/49 41
37 Fannie Mae , Pool #MA3615 ....................................... 4.00 3/1/49 35
14 Fannie Mae , Pool #AS8823 ........................................ 4.00 2/1/47 13
115 Fannie Mae , Pool #AJ7857 ........................................ 4.00 12/1/41 111
151 Fannie Mae , Pool #AJ7689 ........................................ 4.00 12/1/41 146
153 Fannie Mae , Pool #AJ5303 ........................................ 4.00 11/1/41 148
11 Fannie Mae , Pool #MA2455 ....................................... 4.00 11/1/35 10
5 Fannie Mae , Pool #AW9041 ....................................... 4.00 8/1/44 5
24 Fannie Mae , Pool #BA6910 ....................................... 4.00 2/1/46 23
1 Fannie Mae , Pool #BA0847 ....................................... 4.00 3/1/46 1
6 Fannie Mae , Pool #AS3448 ........................................ 4.00 9/1/44 6
38 Fannie Mae , Pool #AY8981 ....................................... 4.00 8/1/45 36
374 Fannie Mae , Pool #FS3526 ........................................ 4.00 12/1/52 355
15 Fannie Mae , Pool #MA3592 ....................................... 4.00 2/1/49 14
37 Fannie Mae , Pool #BM5685 ....................................... 4.00 6/1/48 35
389 Fannie Mae , Pool #FS0016 ........................................ 4.00 6/1/49 374
11 Fannie Mae , Pool #AH3394 ....................................... 4.00 1/1/41 11
3 Fannie Mae , Pool #AL9742 ....................................... 4.00 7/1/29 3
89 Fannie Mae , Pool #AH5859 ....................................... 4.00 2/1/41 86
19 Fannie Mae , Pool #MA3244 ....................................... 4.00 1/1/38 19
38 Fannie Mae , Pool #CA1894 ....................................... 4.00 6/1/48 36
54 Fannie Mae , Pool #MA3027 ....................................... 4.00 6/1/47 52
83 Fannie Mae , Pool #FM5134 ....................................... 4.00 1/1/49 80
289 Fannie Mae , Pool #190405 ........................................ 4.00 10/1/40 283
46 Fannie Mae , Pool #BK7608 ....................................... 4.00 9/1/48 44
7 Fannie Mae , Pool #MA3413 ....................................... 4.00 7/1/38 7
18 Fannie Mae , Pool #AT3872 ........................................ 4.00 6/1/43 18
51 Fannie Mae , Pool #AZ7362 ....................................... 4.00 11/1/45 49
2 Fannie Mae , Pool #AZ8874 ....................................... 4.00 9/1/45 2
25 Fannie Mae , Pool #BC5559 ....................................... 4.00 3/1/46 24
40 Fannie Mae , Pool #AV2340 ....................................... 4.00 12/1/43 38
19 Fannie Mae , Pool #MA3521 ....................................... 4.00 11/1/48 19
13 Fannie Mae , Pool #MA3536 ....................................... 4.00 12/1/48 13
3 Fannie Mae , Pool #CA3084 ....................................... 4.00 2/1/49 3
30 Fannie Mae , Pool #CA0237 ....................................... 4.00 8/1/47 29
70 Fannie Mae , Pool #AU3753 ....................................... 4.00 8/1/43 67
36 Fannie Mae , Pool #BK0909 ....................................... 4.00 7/1/48 34
17 Fannie Mae , Pool #MA0493 ....................................... 4.00 8/1/30 16
54 Fannie Mae , Pool #MA0641 ....................................... 4.00 2/1/31 54
29 Fannie Mae , Pool #AH6242 ....................................... 4.00 4/1/26 28
37 Fannie Mae , Pool #BN0334 ....................................... 4.00 12/1/48 35
45 Fannie Mae , Pool #AS3216 ........................................ 4.00 9/1/44 43
69 Fannie Mae , Pool #BK7943 ....................................... 4.00 11/1/48 66
36 Fannie Mae , Pool #AS7601 ........................................ 4.00 7/1/46 34

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 58 Fannie Mae , Pool #MA3183 ....................................... 4.00 11/1/47 $ 56
20 Fannie Mae , Pool #AY0025 ....................................... 4.00 2/1/45 19
4 Fannie Mae , Pool #AC2995 ....................................... 4.00 9/1/24 4
67 Fannie Mae , Pool #MA2995 ....................................... 4.00 5/1/47 65
5 Fannie Mae , Pool #MA2655 ....................................... 4.00 6/1/36 5
33 Fannie Mae , Pool #MA3563 ....................................... 4.00 1/1/49 31
22 Fannie Mae , Pool #MA3638 ....................................... 4.00 4/1/49 21
50 Fannie Mae , Pool #MA3121 ....................................... 4.00 9/1/47 48
27 Fannie Mae , Pool #BN0594 ....................................... 4.00 12/1/48 26
36 Fannie Mae , Pool #FM1571 ....................................... 4.00 12/1/48 35
38 Fannie Mae , Pool #FM1415 ....................................... 4.00 12/1/48 36
40 Fannie Mae , Pool #AX0841 ....................................... 4.00 9/1/44 39
19 Fannie Mae , Pool #BK5283 ....................................... 4.50 6/1/48 19
15 Fannie Mae , Pool #MA3593 ....................................... 4.50 2/1/49 15
21 Fannie Mae , Pool #MA3522 ....................................... 4.50 11/1/48 21
195 Fannie Mae , Pool #AL1107 ........................................ 4.50 11/1/41 195
9 Fannie Mae , Pool #AL8816 ....................................... 4.50 9/1/45 9
45 Fannie Mae , Pool #AS8157 ........................................ 4.50 10/1/46 45
28 Fannie Mae , Pool #AS2276 ........................................ 4.50 4/1/44 28
51 Fannie Mae , Pool #AI4815 ........................................ 4.50 6/1/41 51
18 Fannie Mae , Pool #MA3537 ....................................... 4.50 12/1/48 18
3 Fannie Mae , Pool #AW7048 ....................................... 4.50 6/1/44 3
132 Fannie Mae , Pool #AH7521 ....................................... 4.50 3/1/41 132
13 Fannie Mae , Pool #AU5302 ....................................... 4.50 10/1/43 13
52 Fannie Mae , Pool #CA1711 ....................................... 4.50 5/1/48 51
55 Fannie Mae , Pool #BK1416 ....................................... 4.50 5/1/48 54
11 Fannie Mae , Pool #CA1218 ....................................... 4.50 2/1/48 10
16 Fannie Mae , Pool #BM1285 ....................................... 4.50 5/1/47 16
132 Fannie Mae , Pool #AH9055 ....................................... 4.50 4/1/41 132
13 Fannie Mae , Pool #AS8576 ........................................ 4.50 12/1/46 13
59 Fannie Mae , Pool #AE0217 ....................................... 4.50 8/1/40 59
4 Fannie Mae , Pool #BN0877 ....................................... 4.50 11/1/48 4
29 Fannie Mae , Pool #MA0481 ....................................... 4.50 8/1/30 29
99 Fannie Mae , Pool #AS9394 ........................................ 4.50 4/1/47 98
1 Fannie Mae , Pool #AA9781 ....................................... 4.50 7/1/24 1
48 Fannie Mae , Pool #AB3192 ....................................... 4.50 6/1/41 48
43 Fannie Mae , Pool #AL4450 ....................................... 4.50 12/1/43 43
8 Fannie Mae , Pool #AS0861 ........................................ 4.50 10/1/43 8
26 Fannie Mae , Pool #AB1389 ....................................... 4.50 8/1/40 26
48 Fannie Mae , Pool #MA3639 ....................................... 4.50 4/1/49 47
11 Fannie Mae , Pool #AA0860 ....................................... 4.50 1/1/39 11
12 Fannie Mae , Pool #FM3619 ....................................... 4.50 1/1/50 12
14 Fannie Mae , Pool #BE6489 ........................................ 4.50 1/1/47 14
391 Fannie Mae , Pool #BV7928 ....................................... 4.50 8/1/52 379
21 Fannie Mae , Pool #ZT1321 ........................................ 4.50 11/1/48 20
25 Fannie Mae , Pool #AL5082 ....................................... 4.50 3/1/44 24
53 Fannie Mae , Pool #AD8529 ....................................... 4.50 8/1/40 52
4 Fannie Mae , Pool #BK8830 ....................................... 4.50 8/1/48 4
219 Fannie Mae , Pool #MA3184 ....................................... 4.50 11/1/47 218
390 Fannie Mae , Pool #MA5070 ....................................... 4.50 7/1/53 378
22 Fannie Mae , Pool #CA0623 ....................................... 4.50 10/1/47 22
11 Fannie Mae , Pool #AB1470 ....................................... 4.50 9/1/40 10
34 Fannie Mae , Pool #BE5992 ........................................ 4.50 2/1/47 34
10 Fannie Mae , Pool #AH6790 ....................................... 4.50 3/1/41 10
18 Fannie Mae , Pool #G60512 ........................................ 4.50 12/1/45 18
39 Fannie Mae , Pool #CA0148 ....................................... 4.50 8/1/47 38
25 Fannie Mae , Pool #AS1638 ........................................ 4.50 2/1/44 25
12 Fannie Mae , Pool #CA1795 ....................................... 5.00 5/1/48 12
14 Fannie Mae , Pool #MA3669 ....................................... 5.00 5/1/49 14

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 2 Fannie Mae , Pool #BM3781 ....................................... 5.00 11/1/30 $ 2
19 Fannie Mae , Pool #BM3904 ....................................... 5.00 5/1/48 19
24 Fannie Mae , Pool #836750 ........................................ 5.00 10/1/35 25
9 Fannie Mae , Pool #MA3527 ....................................... 5.00 11/1/48 9
12 Fannie Mae , Pool #MA3472 ....................................... 5.00 9/1/48 12
20 Fannie Mae , Pool #AS0837 ........................................ 5.00 10/1/43 20
58 Fannie Mae , Pool #AH5988 ....................................... 5.00 3/1/41 58
22 Fannie Mae , Pool #AS0575 ........................................ 5.00 9/1/43 23
389 Fannie Mae , Pool #MA5071 ....................................... 5.00 7/1/53 385
326 Fannie Mae , Pool #MA4761 ....................................... 5.00 9/1/52 323
8 Fannie Mae , Pool #MA3708 ....................................... 5.00 6/1/49 8
12 Fannie Mae , Pool #CA0349 ....................................... 5.00 9/1/47 12
14 Fannie Mae , Pool #725238 ........................................ 5.00 3/1/34 14
9 Fannie Mae , Pool #MA3617 ....................................... 5.00 3/1/49 9
24 Fannie Mae , Pool #AL5788 ....................................... 5.00 5/1/42 25
11 Fannie Mae , Pool #890603 ........................................ 5.00 8/1/41 11
248 Fannie Mae , Pool #889117 ........................................ 5.00 10/1/35 251
11 Fannie Mae , Pool #890621 ........................................ 5.00 5/1/42 11
298 Fannie Mae , Pool #MA4918 ....................................... 5.00 2/1/53 295
20 Fannie Mae , Pool #MA3594 ....................................... 5.00 2/1/49 20
365 Fannie Mae , Pool #FS3360 ........................................ 5.50 12/1/52 369
384 Fannie Mae , Pool #MA5072 ....................................... 5.50 7/1/53 386
6 Fannie Mae , Pool #929451 ........................................ 5.50 5/1/38 6
394 Fannie Mae , Pool #MA5010 ....................................... 5.50 5/1/53 396
2 Fannie Mae , Pool #A69671 ........................................ 5.50 12/1/37 2
396 Fannie Mae , Pool #MA5190 ....................................... 5.50 11/1/53 398
394 Fannie Mae , Pool #890221 ........................................ 5.50 12/1/33 404
— Fannie Mae , Pool #AL0725 ....................................... 5.50 6/1/24 —
1 Fannie Mae , Pool #A79636 ........................................ 5.50 7/1/38 1
398 Fannie Mae , Pool #MA4919 ....................................... 5.50 2/1/53 401
394 Fannie Mae , Pool #MA5073 ....................................... 6.00 7/1/53 401
244 Fannie Mae , Pool #725228 ........................................ 6.00 3/1/34 251
47 Fannie Mae , Pool #CB5704 ....................................... 6.00 2/1/53 48
388 Fannie Mae , Pool #MA5140 ....................................... 6.50 9/1/53 397
58 Fannie Mae , Pool #889984 ........................................ 6.50 10/1/38 61
125 Fannie Mae, 15 YR TBA ......................................... 1.50 1/25/39 109
25 Fannie Mae, 15 YR TBA ......................................... 2.50 2/25/39 23
225 Fannie Mae, 15 YR TBA ......................................... 3.00 1/25/39 212
100 Fannie Mae, 15 YR TBA ......................................... 3.50 1/25/39 96
125 Fannie Mae, 15 YR TBA ......................................... 4.00 1/25/39 122
250 Fannie Mae, 15 YR TBA ......................................... 4.00 1/25/54 237
175 Fannie Mae, 15 YR TBA ......................................... 4.50 1/25/39 174
150 Fannie Mae, 15 YR TBA ......................................... 5.00 1/25/39 151
25 Fannie Mae, 15 YR TBA ......................................... 5.50 2/25/39 25
100 Fannie Mae, 15 YR TBA ......................................... 5.50 1/25/39 101
150 Fannie Mae, 30 YR TBA ......................................... 3.00 1/25/54 133
100 Fannie Mae, 30 YR TBA ......................................... 3.50 1/25/54 92
475 Fannie Mae, 30 YR TBA ......................................... 4.50 1/25/54 460
50 Fannie Mae, 30 YR TBA ......................................... 5.00 2/25/54 50
1,650 Fannie Mae, 30 YR TBA ......................................... 5.00 1/25/54 1,635
1,100 Fannie Mae, 30 YR TBA ......................................... 5.50 1/25/54 1,107
100 Fannie Mae, 30 YR TBA ......................................... 5.50 7/25/54 101
1,100 Fannie Mae, 30 YR TBA ......................................... 6.00 1/25/54 1,119
375 Fannie Mae, 30 YR TBA ......................................... 6.00 2/25/54 381
450 Fannie Mae, 30 YR TBA ......................................... 6.50 2/25/54 461
1,225 Fannie Mae, 30 YR TBA ......................................... 6.50 1/25/54 1,256
225 Fannie Mae, 30 YR TBA ......................................... 7.00 2/25/54 232
250 Fannie Mae, 30 YR TBA ......................................... 7.00 1/25/54 258
395 Freddie Mac , Pool #SB8088 ....................................... 1.50 2/1/36 344

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 407 Freddie Mac , Pool #SB8083 ....................................... 1.50 1/1/36 $ 356
311 Freddie Mac , Pool #QN9521 ....................................... 1.50 2/1/37 271
385 Freddie Mac , Pool #SD8154 ....................................... 1.50 7/1/51 298
61 Freddie Mac , Pool #RB5110 ....................................... 1.50 5/1/41 50
349 Freddie Mac , Pool #SB8097 ....................................... 1.50 4/1/36 304
69 Freddie Mac , Pool #SD8082 ....................................... 1.50 10/1/50 53
389 Freddie Mac , Pool #SB8144 ....................................... 1.50 3/1/37 338
180 Freddie Mac , Pool #SD8139 ....................................... 1.50 4/1/51 140
372 Freddie Mac , Pool #SB8106 ....................................... 1.50 6/1/36 324
377 Freddie Mac , Pool #QC0962 ....................................... 1.50 4/1/51 291
359 Freddie Mac , Pool #SB8079 ....................................... 2.00 12/1/35 324
14 Freddie Mac , Pool #G18547 ....................................... 2.00 3/1/30 13
408 Freddie Mac , Pool #SD8079 ....................................... 2.00 7/1/50 335
396 Freddie Mac , Pool #RA5040 ....................................... 2.00 4/1/51 326
377 Freddie Mac , Pool #RA4214 ....................................... 2.00 12/1/50 312
387 Freddie Mac , Pool #RA3328 ....................................... 2.00 8/1/50 319
404 Freddie Mac , Pool #QD1254 ....................................... 2.00 11/1/51 331
411 Freddie Mac , Pool #QC4423 ....................................... 2.00 7/1/51 337
372 Freddie Mac , Pool #SB8510 ....................................... 2.00 2/1/36 335
134 Freddie Mac , Pool #QD3162 ....................................... 2.00 12/1/51 110
30 Freddie Mac , Pool #G18634 ....................................... 2.00 3/1/32 27
370 Freddie Mac , Pool #QC1075 ....................................... 2.00 4/1/51 304
408 Freddie Mac , Pool #QB9896 ....................................... 2.00 3/1/51 335
453 Freddie Mac , Pool #QB7708 ....................................... 2.00 1/1/51 372
364 Freddie Mac , Pool #QB8064 ....................................... 2.00 1/1/51 299
368 Freddie Mac , Pool #QB6893 ....................................... 2.00 12/1/50 301
349 Freddie Mac , Pool #QB3926 ....................................... 2.00 10/1/50 286
11 Freddie Mac , Pool #J25759 ........................................ 2.00 8/1/28 10
27 Freddie Mac , Pool #J25777 ........................................ 2.00 9/1/28 25
345 Freddie Mac , Pool #SD8128 ....................................... 2.00 2/1/51 283
340 Freddie Mac , Pool #SB8107 ....................................... 2.00 6/1/36 307
366 Freddie Mac , Pool #RA3205 ....................................... 2.00 8/1/50 305
467 Freddie Mac , Pool #SD8113 ....................................... 2.00 12/1/50 383
410 Freddie Mac , Pool #SD8199 ....................................... 2.00 3/1/52 335
386 Freddie Mac , Pool #SD8160 ....................................... 2.00 8/1/51 317
537 Freddie Mac , Pool #SB8128 ....................................... 2.00 11/1/36 481
445 Freddie Mac , Pool #SD8182 ....................................... 2.00 12/1/51 365
400 Freddie Mac , Pool #SD8098 ....................................... 2.00 10/1/50 328
453 Freddie Mac , Pool #SD8193 ....................................... 2.00 2/1/52 370
503 Freddie Mac , Pool #RA3606 ....................................... 2.00 10/1/50 411
421 Freddie Mac , Pool #SD0731 ....................................... 2.00 5/1/51 348
431 Freddie Mac , Pool #QD5748 ....................................... 2.00 2/1/52 352
360 Freddie Mac , Pool #SD8121 ....................................... 2.00 1/1/51 296
224 Freddie Mac , Pool #SD8146 ....................................... 2.00 5/1/51 184
219 Freddie Mac , Pool #SD7537 ....................................... 2.00 3/1/51 180
417 Freddie Mac , Pool #RA5155 ....................................... 2.00 5/1/51 340
392 Freddie Mac , Pool #SD8134 ....................................... 2.00 3/1/51 322
415 Freddie Mac , Pool #SD8172 ....................................... 2.00 10/1/51 341
419 Freddie Mac , Pool #SD8177 ....................................... 2.00 11/1/51 344
448 Freddie Mac , Pool #SD8188 ....................................... 2.00 1/1/52 367
427 Freddie Mac , Pool #QD0433 ....................................... 2.00 11/1/51 350
346 Freddie Mac , Pool #RA4986 ....................................... 2.00 4/1/51 285
268 Freddie Mac , Pool #SD8150 ....................................... 2.00 6/1/51 220
342 Freddie Mac , Pool #RA3575 ....................................... 2.00 9/1/50 283
335 Freddie Mac , Pool #SB8115 ....................................... 2.00 8/1/36 301
242 Freddie Mac , Pool #RA6025 ....................................... 2.00 10/1/51 200
89 Freddie Mac , Pool #ZS7735 ....................................... 2.00 1/1/32 82
353 Freddie Mac , Pool #QB3716 ....................................... 2.00 9/1/50 289
412 Freddie Mac , Pool #QC7473 ....................................... 2.00 9/1/51 338

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 446 Freddie Mac , Pool #RA6333 ....................................... 2.00 11/1/51 $ 367
370 Freddie Mac , Pool #QC1333 ....................................... 2.00 5/1/51 304
436 Freddie Mac , Pool #RA6026 ....................................... 2.00 10/1/51 359
389 Freddie Mac , Pool #QO0110 ....................................... 2.00 4/1/37 348
429 Freddie Mac , Pool #QC6925 ....................................... 2.00 9/1/51 352
128 Freddie Mac , Pool #RB5138 ....................................... 2.00 12/1/41 109
225 Freddie Mac , Pool #RB5121 ....................................... 2.00 8/1/41 193
248 Freddie Mac , Pool #RA5257 ....................................... 2.00 5/1/51 204
125 Freddie Mac , Pool #RB5095 ....................................... 2.00 1/1/41 110
158 Freddie Mac , Pool #RB5111 ....................................... 2.00 5/1/41 135
408 Freddie Mac , Pool #RA6507 ....................................... 2.00 12/1/51 337
267 Freddie Mac , Pool #RB5153 ....................................... 2.00 4/1/42 226
392 Freddie Mac , Pool #QC6815 ....................................... 2.00 9/1/51 322
393 Freddie Mac , Pool #RA5928 ....................................... 2.00 9/1/51 324
130 Freddie Mac , Pool #RB5141 ....................................... 2.00 1/1/42 111
398 Freddie Mac , Pool #QC3697 ....................................... 2.00 6/1/51 327
237 Freddie Mac , Pool #RB5114 ....................................... 2.00 6/1/41 203
218 Freddie Mac , Pool #RA5256 ....................................... 2.00 5/1/51 180
292 Freddie Mac , Pool #RC1727 ....................................... 2.00 12/1/35 261
223 Freddie Mac , Pool #QC0423 ....................................... 2.00 4/1/51 183
406 Freddie Mac , Pool #QC3597 ....................................... 2.00 6/1/51 334
443 Freddie Mac , Pool #RA6765 ....................................... 2.50 2/1/52 380
58 Freddie Mac , Pool #ZS4687 ....................................... 2.50 11/1/46 50
8 Freddie Mac , Pool #G18472 ....................................... 2.50 7/1/28 7
332 Freddie Mac , Pool #SD0412 ....................................... 2.50 8/1/50 288
388 Freddie Mac , Pool #RA5832 ....................................... 2.50 9/1/51 334
37 Freddie Mac , Pool #ZS8692 ....................................... 2.50 4/1/33 35
11 Freddie Mac , Pool #G18665 ....................................... 2.50 11/1/32 11
57 Freddie Mac , Pool #J37902 ........................................ 2.50 11/1/32 53
327 Freddie Mac , Pool #RA4527 ....................................... 2.50 2/1/51 280
75 Freddie Mac , Pool #G18680 ....................................... 2.50 3/1/33 69
70 Freddie Mac , Pool #SB8045 ....................................... 2.50 5/1/35 65
7 Freddie Mac , Pool #G08755 ....................................... 2.50 2/1/47 6
277 Freddie Mac , Pool #RA2634 ....................................... 2.50 5/1/50 237
390 Freddie Mac , Pool #SD8183 ....................................... 2.50 12/1/51 332
33 Freddie Mac , Pool #J18954 ........................................ 2.50 4/1/27 31
41 Freddie Mac , Pool #G18533 ....................................... 2.50 12/1/29 40
292 Freddie Mac , Pool #SD8151 ....................................... 2.50 6/1/51 249
33 Freddie Mac , Pool #SB8062 ....................................... 2.50 9/1/35 30
312 Freddie Mac , Pool #RA2897 ....................................... 2.50 6/1/50 268
418 Freddie Mac , Pool #RA6340 ....................................... 2.50 11/1/51 358
368 Freddie Mac , Pool #RA5286 ....................................... 2.50 5/1/51 313
4 Freddie Mac , Pool #J30875 ........................................ 2.50 3/1/30 3
286 Freddie Mac , Pool #QB3287 ....................................... 2.50 8/1/50 247
405 Freddie Mac , Pool #RA6019 ....................................... 2.50 10/1/51 347
36 Freddie Mac , Pool #J35643 ........................................ 2.50 11/1/31 34
324 Freddie Mac , Pool #SD0578 ....................................... 2.50 3/1/51 276
8 Freddie Mac , Pool #G08638 ....................................... 2.50 4/1/45 7
89 Freddie Mac , Pool #J38477 ........................................ 2.50 2/1/33 83
124 Freddie Mac , Pool #SB0301 ....................................... 2.50 4/1/35 115
245 Freddie Mac , Pool #RB5157 ....................................... 2.50 5/1/42 216
400 Freddie Mac , Pool #QC9156 ....................................... 2.50 10/1/51 341
290 Freddie Mac , Pool #SD8167 ....................................... 2.50 9/1/51 247
21 Freddie Mac , Pool #SB8053 ....................................... 2.50 7/1/35 19
276 Freddie Mac , Pool #QB3703 ....................................... 2.50 9/1/50 237
39 Freddie Mac , Pool #ZS8483 ....................................... 2.50 3/1/28 36
39 Freddie Mac , Pool #J23440 ........................................ 2.50 4/1/28 37
302 Freddie Mac , Pool #SD8129 ....................................... 2.50 2/1/51 258
270 Freddie Mac , Pool #SD8099 ....................................... 2.50 10/1/50 233

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 398 Freddie Mac , Pool #QC7457 ....................................... 2.50 9/1/51 $ 340
306 Freddie Mac , Pool #SD8114 ....................................... 2.50 12/1/50 263
333 Freddie Mac , Pool #SD8141 ....................................... 2.50 4/1/51 284
416 Freddie Mac , Pool #SD8189 ....................................... 2.50 1/1/52 355
443 Freddie Mac , Pool #SD8147 ....................................... 2.50 5/1/51 378
386 Freddie Mac , Pool #QC2251 ....................................... 2.50 5/1/51 329
154 Freddie Mac , Pool #SD8083 ....................................... 2.50 8/1/50 133
47 Freddie Mac , Pool #G18470 ....................................... 2.50 6/1/28 45
51 Freddie Mac , Pool #RB5072 ....................................... 2.50 9/1/40 47
445 Freddie Mac , Pool #SD8194 ....................................... 2.50 2/1/52 379
226 Freddie Mac , Pool #QA9142 ....................................... 2.50 5/1/50 196
129 Freddie Mac , Pool #SB8108 ....................................... 2.50 6/1/36 119
449 Freddie Mac , Pool #SD1011 ....................................... 2.50 4/1/52 382
340 Freddie Mac , Pool #SD8021 ....................................... 2.50 9/1/49 292
30 Freddie Mac , Pool #C09026 ....................................... 2.50 2/1/43 27
445 Freddie Mac , Pool #RA6621 ....................................... 2.50 1/1/52 385
56 Freddie Mac , Pool #G18568 ....................................... 2.50 9/1/30 53
240 Freddie Mac , Pool #RA3528 ....................................... 2.50 9/1/50 205
412 Freddie Mac , Pool #RA6493 ....................................... 2.50 12/1/51 351
423 Freddie Mac , Pool #QD5204 ....................................... 2.50 1/1/52 361
228 Freddie Mac , Pool #SD8205 ....................................... 2.50 4/1/52 194
420 Freddie Mac , Pool #SD0780 ....................................... 2.50 12/1/51 361
388 Freddie Mac , Pool #RA5802 ....................................... 2.50 9/1/51 332
462 Freddie Mac , Pool #SD8212 ....................................... 2.50 5/1/52 393
308 Freddie Mac , Pool #RA2643 ....................................... 2.50 6/1/50 262
21 Freddie Mac , Pool #G18485 ....................................... 2.50 10/1/28 20
86 Freddie Mac , Pool #QE2352 ....................................... 2.50 5/1/52 73
113 Freddie Mac , Pool #RB5086 ....................................... 2.50 11/1/40 103
22 Freddie Mac , Pool #G18704 ....................................... 2.50 6/1/33 20
203 Freddie Mac , Pool #SD8067 ....................................... 2.50 6/1/50 175
63 Freddie Mac , Pool #J26408 ........................................ 2.50 11/1/28 57
12 Freddie Mac , Pool #C91904 ....................................... 2.50 11/1/36 11
21 Freddie Mac , Pool #J25585 ........................................ 2.50 9/1/28 20
22 Freddie Mac , Pool #Q42878 ....................................... 2.50 9/1/46 19
153 Freddie Mac , Pool #QA5290 ....................................... 2.50 12/1/49 131
230 Freddie Mac , Pool #RA2595 ....................................... 2.50 5/1/50 197
136 Freddie Mac , Pool #SD8055 ....................................... 2.50 4/1/50 117
53 Freddie Mac , Pool #RB5054 ....................................... 2.50 6/1/40 48
367 Freddie Mac , Pool #QC2031 ....................................... 2.50 5/1/51 313
113 Freddie Mac , Pool #G18611 ....................................... 2.50 9/1/31 107
170 Freddie Mac , Pool #RA2645 ....................................... 2.50 6/1/50 145
47 Freddie Mac , Pool #ZK8425 ....................................... 2.50 12/1/31 44
299 Freddie Mac , Pool #SD8122 ....................................... 2.50 1/1/51 256
111 Freddie Mac , Pool #RB5043 ....................................... 2.50 4/1/40 101
21 Freddie Mac , Pool #RA6815 ....................................... 2.50 2/1/52 18
51 Freddie Mac , Pool #G18635 ....................................... 2.50 3/1/32 48
11 Freddie Mac , Pool #J29932 ........................................ 3.00 11/1/29 11
43 Freddie Mac , Pool #ZS4688 ....................................... 3.00 11/1/46 39
27 Freddie Mac , Pool #ZS4703 ....................................... 3.00 2/1/47 24
55 Freddie Mac , Pool #ZM2169 ....................................... 3.00 11/1/46 50
44 Freddie Mac , Pool #G18518 ....................................... 3.00 7/1/29 42
98 Freddie Mac , Pool #ZS4658 ....................................... 3.00 4/1/46 89
13 Freddie Mac , Pool #J38807 ........................................ 3.00 4/1/33 12
72 Freddie Mac , Pool #C04422 ....................................... 3.00 12/1/42 65
54 Freddie Mac , Pool #ZS4706 ....................................... 3.00 3/1/47 49
19 Freddie Mac , Pool #J38675 ........................................ 3.00 3/1/33 19
138 Freddie Mac , Pool #SD8184 ....................................... 3.00 12/1/51 123
23 Freddie Mac , Pool #J36428 ........................................ 3.00 2/1/32 22
15 Freddie Mac , Pool #G18575 ....................................... 3.00 11/1/30 14

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 109 Freddie Mac , Pool #ZM2285 ....................................... 3.00 12/1/46 $ 99
32 Freddie Mac , Pool #ZS4641 ....................................... 3.00 12/1/45 29
12 Freddie Mac , Pool #J33135 ........................................ 3.00 11/1/30 12
54 Freddie Mac , Pool #ZS4779 ....................................... 3.00 6/1/48 48
2 Freddie Mac , Pool #J17111 ........................................ 3.00 10/1/26 2
30 Freddie Mac , Pool #G08648 ....................................... 3.00 6/1/45 27
22 Freddie Mac , Pool #RB5162 ....................................... 3.00 6/1/42 21
5 Freddie Mac , Pool #Q18882 ....................................... 3.00 5/1/43 5
12 Freddie Mac , Pool #Q18599 ....................................... 3.00 6/1/43 11
357 Freddie Mac , Pool #QD9881 ....................................... 3.00 3/1/52 316
56 Freddie Mac , Pool #RA2594 ....................................... 3.00 5/1/50 50
54 Freddie Mac , Pool #ZM2721 ....................................... 3.00 2/1/47 49
40 Freddie Mac , Pool #SD8056 ....................................... 3.00 4/1/50 36
93 Freddie Mac , Pool #ZS4621 ....................................... 3.00 7/1/45 85
42 Freddie Mac , Pool #ZT0195 ....................................... 3.00 9/1/46 38
86 Freddie Mac , Pool #ZS4512 ....................................... 3.00 5/1/43 80
164 Freddie Mac , Pool #ZS4519 ....................................... 3.00 6/1/43 151
41 Freddie Mac , Pool #Q41795 ....................................... 3.00 7/1/46 37
340 Freddie Mac , Pool #SD8174 ....................................... 3.00 10/1/51 304
53 Freddie Mac , Pool #ZA2313 ....................................... 3.00 9/1/33 52
36 Freddie Mac , Pool #G08640 ....................................... 3.00 5/1/45 32
5 Freddie Mac , Pool #C91949 ....................................... 3.00 9/1/37 4
12 Freddie Mac , Pool #J38057 ........................................ 3.00 12/1/32 11
26 Freddie Mac , Pool #C91927 ....................................... 3.00 5/1/37 24
80 Freddie Mac , Pool #QA1033 ....................................... 3.00 7/1/49 71
83 Freddie Mac , Pool #ZS4609 ....................................... 3.00 4/1/45 75
66 Freddie Mac , Pool #C91581 ....................................... 3.00 11/1/32 64
63 Freddie Mac , Pool #SD8074 ....................................... 3.00 7/1/50 56
107 Freddie Mac , Pool #SB8046 ....................................... 3.00 5/1/35 102
84 Freddie Mac , Pool #ZA1283 ....................................... 3.00 1/1/43 76
123 Freddie Mac , Pool #Q45735 ....................................... 3.00 1/1/47 111
10 Freddie Mac , Pool #C91969 ....................................... 3.00 1/1/38 10
4 Freddie Mac , Pool #C91939 ....................................... 3.00 6/1/37 4
77 Freddie Mac , Pool #G18673 ....................................... 3.00 1/1/33 73
21 Freddie Mac , Pool #G18582 ....................................... 3.00 1/1/31 20
44 Freddie Mac , Pool #G15145 ....................................... 3.00 7/1/29 43
134 Freddie Mac , Pool #ZS4697 ....................................... 3.00 1/1/47 122
47 Freddie Mac , Pool #J17774 ........................................ 3.00 1/1/27 44
26 Freddie Mac , Pool #C91819 ....................................... 3.00 4/1/35 25
9 Freddie Mac , Pool #C91943 ....................................... 3.00 7/1/37 8
102 Freddie Mac , Pool #C04619 ....................................... 3.00 3/1/43 94
39 Freddie Mac , Pool #ZT0715 ....................................... 3.00 9/1/48 35
50 Freddie Mac , Pool #Q20067 ....................................... 3.00 7/1/43 46
29 Freddie Mac , Pool #ZS8686 ....................................... 3.00 2/1/33 28
21 Freddie Mac , Pool #C91798 ....................................... 3.00 12/1/34 19
78 Freddie Mac , Pool #G60187 ....................................... 3.00 8/1/45 71
21 Freddie Mac , Pool #Q19754 ....................................... 3.00 7/1/43 19
45 Freddie Mac , Pool #G15217 ....................................... 3.00 11/1/29 43
37 Freddie Mac , Pool #C91707 ....................................... 3.00 6/1/33 36
463 Freddie Mac , Pool #ZS4522 ....................................... 3.00 7/1/43 426
16 Freddie Mac , Pool #G18715 ....................................... 3.00 12/1/33 15
103 Freddie Mac , Pool #SD8024 ....................................... 3.00 11/1/49 92
114 Freddie Mac , Pool #Q16222 ....................................... 3.00 3/1/43 104
229 Freddie Mac , Pool #Q21065 ....................................... 3.00 8/1/43 209
21 Freddie Mac , Pool #G08540 ....................................... 3.00 8/1/43 20
69 Freddie Mac , Pool #ZS4693 ....................................... 3.00 12/1/46 62
19 Freddie Mac , Pool #SD8030 ....................................... 3.00 12/1/49 16
75 Freddie Mac , Pool #ZM2089 ....................................... 3.00 11/1/46 68
96 Freddie Mac , Pool #Q43734 ....................................... 3.00 10/1/46 88

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 39 Freddie Mac , Pool #G18531 ....................................... 3.00 11/1/29 $ 38
94 Freddie Mac , Pool #SD8242 ....................................... 3.00 9/1/52 83
52 Freddie Mac , Pool #ZT1323 ....................................... 3.00 10/1/48 46
5 Freddie Mac , Pool #Q13086 ....................................... 3.00 11/1/42 5
3 Freddie Mac , Pool #J14241 ........................................ 3.00 1/1/26 3
14 Freddie Mac , Pool #ZT2019 ....................................... 3.00 5/1/34 13
8 Freddie Mac , Pool #C91826 ....................................... 3.00 5/1/35 8
6 Freddie Mac , Pool #G30999 ....................................... 3.00 2/1/37 6
12 Freddie Mac , Pool #C91905 ....................................... 3.00 11/1/36 11
65 Freddie Mac , Pool #QA8065 ....................................... 3.00 3/1/50 58
119 Freddie Mac , Pool #G60989 ....................................... 3.00 12/1/46 108
39 Freddie Mac , Pool #G08783 ....................................... 3.00 10/1/47 35
2 Freddie Mac , Pool #Q39527 ....................................... 3.00 3/1/46 1
113 Freddie Mac , Pool #QA9049 ....................................... 3.00 4/1/50 101
38 Freddie Mac , Pool #G18569 ....................................... 3.00 9/1/30 36
4 Freddie Mac , Pool #C91809 ....................................... 3.00 2/1/35 4
21 Freddie Mac , Pool #G30945 ....................................... 3.00 9/1/36 20
11 Freddie Mac , Pool #G18534 ....................................... 3.00 12/1/29 10
55 Freddie Mac , Pool #G18514 ....................................... 3.00 6/1/29 54
13 Freddie Mac , Pool #C91924 ....................................... 3.00 4/1/37 12
37 Freddie Mac , Pool #ZA5128 ....................................... 3.50 12/1/47 34
5 Freddie Mac , Pool #C91925 ....................................... 3.50 4/1/37 5
59 Freddie Mac , Pool #G61148 ....................................... 3.50 9/1/47 55
34 Freddie Mac , Pool #ZS4771 ....................................... 3.50 6/1/48 32
77 Freddie Mac , Pool #G08766 ....................................... 3.50 6/1/47 72
28 Freddie Mac , Pool #G08698 ....................................... 3.50 3/1/46 26
98 Freddie Mac , Pool #G08636 ....................................... 3.50 4/1/45 92
75 Freddie Mac , Pool #G08804 ....................................... 3.50 3/1/48 69
7 Freddie Mac , Pool #J13582 ........................................ 3.50 11/1/25 7
61 Freddie Mac , Pool #G08632 ....................................... 3.50 3/1/45 57
16 Freddie Mac , Pool #RA1508 ....................................... 3.50 10/1/49 15
44 Freddie Mac , Pool #C91403 ....................................... 3.50 3/1/32 42
15 Freddie Mac , Pool #A96409 ....................................... 3.50 1/1/41 14
43 Freddie Mac , Pool #ZS4704 ....................................... 3.50 2/1/47 41
146 Freddie Mac , Pool #RA2469 ....................................... 3.50 4/1/50 137
10 Freddie Mac , Pool #Q55002 ....................................... 3.50 3/1/48 10
25 Freddie Mac , Pool #ZS4759 ....................................... 3.50 3/1/48 23
74 Freddie Mac , Pool #QA8794 ....................................... 3.50 4/1/50 68
28 Freddie Mac , Pool #ZT1951 ....................................... 3.50 5/1/49 26
22 Freddie Mac , Pool #G08813 ....................................... 3.50 5/1/48 21
66 Freddie Mac , Pool #ZS4651 ....................................... 3.50 3/1/46 62
7 Freddie Mac , Pool #G08620 ....................................... 3.50 12/1/44 7
50 Freddie Mac , Pool #G08761 ....................................... 3.50 5/1/47 47
27 Freddie Mac , Pool #G30776 ....................................... 3.50 7/1/35 26
22 Freddie Mac , Pool #C03920 ....................................... 3.50 5/1/42 21
36 Freddie Mac , Pool #Q12052 ....................................... 3.50 10/1/42 34
59 Freddie Mac , Pool #Q09896 ....................................... 3.50 8/1/42 56
33 Freddie Mac , Pool #Q04087 ....................................... 3.50 10/1/41 31
40 Freddie Mac , Pool #SD8011 ....................................... 3.50 9/1/49 37
4 Freddie Mac , Pool #C91760 ....................................... 3.50 5/1/34 4
20 Freddie Mac , Pool #G08599 ....................................... 3.50 8/1/44 18
440 Freddie Mac , Pool #SD0968 ....................................... 3.50 4/1/52 410
31 Freddie Mac , Pool #J15105 ........................................ 3.50 4/1/26 31
9 Freddie Mac , Pool #ZS4747 ....................................... 3.50 12/1/47 8
84 Freddie Mac , Pool #Q20860 ....................................... 3.50 8/1/43 79
59 Freddie Mac , Pool #ZS4622 ....................................... 3.50 7/1/45 56
12 Freddie Mac , Pool #Q31134 ....................................... 3.50 2/1/45 12
14 Freddie Mac , Pool #J27494 ........................................ 3.50 2/1/29 14
67 Freddie Mac , Pool #G08641 ....................................... 3.50 5/1/45 63

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 58 Freddie Mac , Pool #Q08903 ....................................... 3.50 6/1/42 $ 55
550 Freddie Mac , Pool #SD8214 ....................................... 3.50 5/1/52 504
48 Freddie Mac , Pool #C91456 ....................................... 3.50 6/1/32 47
58 Freddie Mac , Pool #ZS4713 ....................................... 3.50 4/1/47 54
65 Freddie Mac , Pool #Q49490 ....................................... 3.50 7/1/47 60
97 Freddie Mac , Pool #SD8226 ....................................... 3.50 7/1/52 89
48 Freddie Mac , Pool #SD2253 ....................................... 3.50 12/1/52 44
85 Freddie Mac , Pool #G08562 ....................................... 3.50 1/1/44 80
15 Freddie Mac , Pool #SB8007 ....................................... 3.50 9/1/34 14
29 Freddie Mac , Pool #Q58422 ....................................... 3.50 9/1/48 27
23 Freddie Mac , Pool #SB0031 ....................................... 3.50 10/1/27 22
54 Freddie Mac , Pool #ZS4630 ....................................... 3.50 9/1/45 51
33 Freddie Mac , Pool #Q36040 ....................................... 3.50 9/1/45 31
36 Freddie Mac , Pool #Q57871 ....................................... 3.50 8/1/48 34
25 Freddie Mac , Pool #ZS4659 ....................................... 3.50 4/1/46 23
1 Freddie Mac , Pool #E02735 ....................................... 3.50 10/1/25 1
32 Freddie Mac , Pool #G08687 ....................................... 3.50 1/1/46 30
21 Freddie Mac , Pool #G08846 ....................................... 3.50 11/1/48 20
97 Freddie Mac , Pool #ZS4599 ....................................... 3.50 1/1/45 92
14 Freddie Mac , Pool #ZT0711 ....................................... 3.50 10/1/48 13
119 Freddie Mac , Pool #ZS4536 ....................................... 3.50 10/1/43 111
268 Freddie Mac , Pool #ZS4487 ....................................... 3.50 6/1/42 253
68 Freddie Mac , Pool #ZS4642 ....................................... 3.50 12/1/45 64
19 Freddie Mac , Pool #G08605 ....................................... 3.50 9/1/44 18
88 Freddie Mac , Pool #G08627 ....................................... 3.50 2/1/45 83
279 Freddie Mac , Pool #SD8038 ....................................... 3.50 1/1/50 259
13 Freddie Mac , Pool #C91742 ....................................... 3.50 1/1/34 12
8 Freddie Mac , Pool #C91940 ....................................... 3.50 6/1/37 8
43 Freddie Mac , Pool #Q53176 ....................................... 3.50 12/1/47 40
28 Freddie Mac , Pool #ZS4663 ....................................... 3.50 5/1/46 26
28 Freddie Mac , Pool #Q37449 ....................................... 3.50 11/1/45 27
48 Freddie Mac , Pool #Q51461 ....................................... 3.50 10/1/47 45
9 Freddie Mac , Pool #C92003 ....................................... 3.50 7/1/38 9
34 Freddie Mac , Pool #Q06749 ....................................... 3.50 3/1/42 32
381 Freddie Mac , Pool #SD8221 ....................................... 3.50 6/1/52 350
85 Freddie Mac , Pool #SB8183 ....................................... 3.50 10/1/37 82
48 Freddie Mac , Pool #Q08998 ....................................... 3.50 6/1/42 45
32 Freddie Mac , Pool #G08733 ....................................... 3.50 11/1/46 30
29 Freddie Mac , Pool #G18707 ....................................... 3.50 9/1/33 28
16 Freddie Mac , Pool #C91950 ....................................... 3.50 9/1/37 15
38 Freddie Mac , Pool #SD8039 ....................................... 4.00 1/1/50 37
14 Freddie Mac , Pool #ZS4652 ....................................... 4.00 2/1/46 13
220 Freddie Mac , Pool #A96286 ....................................... 4.00 1/1/41 216
5 Freddie Mac , Pool #C91923 ....................................... 4.00 3/1/37 5
18 Freddie Mac , Pool #G08836 ....................................... 4.00 9/1/48 18
9 Freddie Mac , Pool #C91994 ....................................... 4.00 5/1/38 9
42 Freddie Mac , Pool #G08618 ....................................... 4.00 12/1/44 41
371 Freddie Mac , Pool #SD1132 ....................................... 4.00 6/1/52 353
21 Freddie Mac , Pool #G08483 ....................................... 4.00 3/1/42 20
58 Freddie Mac , Pool #ZS4631 ....................................... 4.00 9/1/45 56
47 Freddie Mac , Pool #G08459 ....................................... 4.00 9/1/41 46
43 Freddie Mac , Pool #ZS4573 ....................................... 4.00 7/1/44 42
6 Freddie Mac , Pool #G08633 ....................................... 4.00 3/1/45 6
5 Freddie Mac , Pool #G14453 ....................................... 4.00 6/1/26 5
37 Freddie Mac , Pool #C09070 ....................................... 4.00 12/1/44 36
35 Freddie Mac , Pool #Q58680 ....................................... 4.00 9/1/48 33
9 Freddie Mac , Pool #ZT1800 ....................................... 4.00 3/1/34 9
44 Freddie Mac , Pool #G08616 ....................................... 4.00 11/1/44 42
23 Freddie Mac , Pool #Q34081 ....................................... 4.00 6/1/45 22

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 55 Freddie Mac , Pool #ZS4731 ....................................... 4.00 8/1/47 $ 53
31 Freddie Mac , Pool #G08767 ....................................... 4.00 6/1/47 29
46 Freddie Mac , Pool #G08588 ....................................... 4.00 5/1/44 45
22 Freddie Mac , Pool #ZA6946 ....................................... 4.00 5/1/49 21
31 Freddie Mac , Pool #ZT2106 ....................................... 4.00 3/1/49 30
3 Freddie Mac , Pool #G08642 ....................................... 4.00 5/1/45 3
187 Freddie Mac , Pool #QE6074 ....................................... 4.00 7/1/52 177
94 Freddie Mac , Pool #SD0290 ....................................... 4.00 4/1/50 89
35 Freddie Mac , Pool #ZT1952 ....................................... 4.00 5/1/49 33
26 Freddie Mac , Pool #C91738 ....................................... 4.00 11/1/33 26
2 Freddie Mac , Pool #J12435 ........................................ 4.00 6/1/25 2
78 Freddie Mac , Pool #G06506 ....................................... 4.00 12/1/40 77
25 Freddie Mac , Pool #C91765 ....................................... 4.00 6/1/34 25
36 Freddie Mac , Pool #Q27594 ....................................... 4.00 8/1/44 35
22 Freddie Mac , Pool #G08601 ....................................... 4.00 8/1/44 21
381 Freddie Mac , Pool #SD8256 ....................................... 4.00 10/1/52 361
18 Freddie Mac , Pool #G08831 ....................................... 4.00 8/1/48 18
10 Freddie Mac , Pool #ZN5030 ....................................... 4.00 4/1/49 10
11 Freddie Mac , Pool #G08672 ....................................... 4.00 10/1/45 11
60 Freddie Mac , Pool #ZL7781 ....................................... 4.00 2/1/44 59
7 Freddie Mac , Pool #C92019 ....................................... 4.00 10/1/38 7
3 Freddie Mac , Pool #Q27456 ....................................... 4.00 7/1/44 3
479 Freddie Mac , Pool #SD8286 ....................................... 4.00 1/1/53 453
115 Freddie Mac , Pool #SD8070 ....................................... 4.00 6/1/50 109
379 Freddie Mac , Pool #QE5462 ....................................... 4.00 7/1/52 360
46 Freddie Mac , Pool #G08785 ....................................... 4.00 10/1/47 44
40 Freddie Mac , Pool #G08567 ....................................... 4.00 1/1/44 39
25 Freddie Mac , Pool #G08637 ....................................... 4.00 4/1/45 24
21 Freddie Mac , Pool #ZT1840 ....................................... 4.00 9/1/48 20
25 Freddie Mac , Pool #ZT1320 ....................................... 4.00 11/1/48 24
390 Freddie Mac , Pool #SD8313 ....................................... 4.00 4/1/53 369
384 Freddie Mac , Pool #SD8244 ....................................... 4.00 9/1/52 364
429 Freddie Mac , Pool #A97692 ....................................... 4.50 3/1/41 429
17 Freddie Mac , Pool #Q22671 ....................................... 4.50 11/1/43 17
384 Freddie Mac , Pool #SD8306 ....................................... 4.50 3/1/53 372
4 Freddie Mac , Pool #A90437 ....................................... 4.50 1/1/40 4
7 Freddie Mac , Pool #C09059 ....................................... 4.50 3/1/44 7
88 Freddie Mac , Pool #SD8002 ....................................... 4.50 7/1/49 86
22 Freddie Mac , Pool #ZS4774 ....................................... 4.50 5/1/48 22
11 Freddie Mac , Pool #G08781 ....................................... 4.50 9/1/47 11
382 Freddie Mac , Pool #SD8287 ....................................... 4.50 1/1/53 370
39 Freddie Mac , Pool #A97495 ....................................... 4.50 3/1/41 39
22 Freddie Mac , Pool #ZS4781 ....................................... 4.50 7/1/48 22
34 Freddie Mac , Pool #G08759 ....................................... 4.50 4/1/47 34
23 Freddie Mac , Pool #G08754 ....................................... 4.50 3/1/47 22
296 Freddie Mac , Pool #SD8365 ....................................... 4.50 10/1/53 287
44 Freddie Mac , Pool #ZT1711 ....................................... 4.50 2/1/49 43
12 Freddie Mac , Pool #Q25432 ....................................... 4.50 3/1/44 12
24 Freddie Mac , Pool #Q59805 ....................................... 4.50 11/1/48 23
27 Freddie Mac , Pool #Q57957 ....................................... 4.50 8/1/48 26
13 Freddie Mac , Pool #G08596 ....................................... 4.50 7/1/44 13
1 Freddie Mac , Pool #E02862 ....................................... 4.50 3/1/26 1
385 Freddie Mac , Pool #SD8266 ....................................... 4.50 11/1/52 373
363 Freddie Mac , Pool #QE9161 ....................................... 4.50 9/1/52 353
91 Freddie Mac , Pool #RA7928 ....................................... 4.50 9/1/52 89
392 Freddie Mac , Pool #SD8340 ....................................... 4.50 7/1/53 380
439 Freddie Mac , Pool #SD8245 ....................................... 4.50 9/1/52 426
464 Freddie Mac , Pool #SD8315 ....................................... 5.00 4/1/53 459
6 Freddie Mac , Pool #G08838 ....................................... 5.00 9/1/48 6

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 39 Freddie Mac , Pool #Q00763 ....................................... 5.00 5/1/41 $ 40
13 Freddie Mac , Pool #G05205 ....................................... 5.00 1/1/39 13
397 Freddie Mac , Pool #SD8361 ....................................... 5.00 9/1/53 393
387 Freddie Mac , Pool #SD8288 ....................................... 5.00 1/1/53 383
50 Freddie Mac , Pool #ZT1779 ....................................... 5.00 3/1/49 51
387 Freddie Mac , Pool #SD8341 ....................................... 5.00 7/1/53 383
5 Freddie Mac , Pool #SD0093 ....................................... 5.00 10/1/49 5
390 Freddie Mac , Pool #SD8323 ....................................... 5.00 5/1/53 386
85 Freddie Mac , Pool #G04913 ....................................... 5.00 3/1/38 87
5 Freddie Mac , Pool #G07068 ....................................... 5.00 7/1/41 5
191 Freddie Mac , Pool #C01598 ....................................... 5.00 8/1/33 193
381 Freddie Mac , Pool #SD8299 ....................................... 5.00 2/1/53 378
1 Freddie Mac , Pool #G06091 ....................................... 5.50 5/1/40 1
30 Freddie Mac , Pool #G06031 ....................................... 5.50 3/1/40 30
372 Freddie Mac , Pool #SD8300 ....................................... 5.50 2/1/53 374
395 Freddie Mac , Pool #SD8372 ....................................... 5.50 11/1/53 397
379 Freddie Mac , Pool #SD8331 ....................................... 5.50 6/1/53 381
117 Freddie Mac , Pool #G01665 ....................................... 5.50 3/1/34 120
383 Freddie Mac , Pool #SD8342 ....................................... 5.50 7/1/53 385
390 Freddie Mac , Pool #SD8362 ....................................... 5.50 9/1/53 392
394 Freddie Mac , Pool #SD8373 ....................................... 6.00 11/1/53 402
405 Freddie Mac , Pool #SD8343 ....................................... 6.00 7/1/53 412
243 Freddie Mac , Pool #SD8325 ....................................... 6.00 5/1/53 247
2 Freddie Mac , Pool #A62706 ....................................... 6.00 6/1/37 2
110 Freddie Mac , Pool #G02794 ....................................... 6.00 5/1/37 114
386 Freddie Mac , Pool #SD8363 ....................................... 6.00 9/1/53 392
383 Freddie Mac , Pool #SD8350 ....................................... 6.00 8/1/53 389
13 Freddie Mac , Pool #G05709 ....................................... 6.00 6/1/38 13
24 Freddie Mac , Pool #G03551 ....................................... 6.00 11/1/37 25
294 Freddie Mac , Pool #SD8374 ....................................... 6.50 11/1/53 302
322 Government National Mortgage Association , Pool #MA7366 ................ 2.00 5/20/51 273
367 Government National Mortgage Association , Pool #MA8041 ................ 2.00 5/20/52 310
246 Government National Mortgage Association , Pool #MA7533 ................ 2.00 8/20/51 208
346 Government National Mortgage Association , Pool #MA7417 ................ 2.00 6/20/51 293
296 Government National Mortgage Association , Pool #MA6930 ................ 2.00 10/20/50 252
176 Government National Mortgage Association , Pool #MA6864 ................ 2.00 9/20/50 150
351 Government National Mortgage Association , Pool #MA7051 ................ 2.00 12/20/50 298
306 Government National Mortgage Association , Pool #MA6818 ................ 2.00 8/20/50 260
185 Government National Mortgage Association , Pool #MA7880 ................ 2.00 2/20/52 157
407 Government National Mortgage Association , Pool #MA7986 ................ 2.00 4/20/52 344
581 Government National Mortgage Association , Pool #MA7826 ................ 2.00 1/20/52 492
432 Government National Mortgage Association , Pool #MA7766 ................ 2.00 12/20/51 365
400 Government National Mortgage Association , Pool #MA6994 ................ 2.00 11/20/50 341
448 Government National Mortgage Association , Pool #MA7471 ................ 2.00 7/20/51 379
622 Government National Mortgage Association , Pool #MA7935 ................ 2.00 3/20/52 526
558 Government National Mortgage Association , Pool #MA7704 ................ 2.00 11/20/51 473
315 Government National Mortgage Association , Pool #MA7135 ................ 2.00 1/20/51 267
326 Government National Mortgage Association , Pool #MA7254 ................ 2.00 3/20/51 277
497 Government National Mortgage Association , Pool #MA7311 ................ 2.00 4/20/51 422
391 Government National Mortgage Association , Pool #MA7588 ................ 2.00 9/20/51 331
412 Government National Mortgage Association , Pool #MA7052 ................ 2.50 12/20/50 362
300 Government National Mortgage Association , Pool #MA7193 ................ 2.50 2/20/51 263
290 Government National Mortgage Association , Pool #MA8042 ................ 2.50 5/20/52 253
399 Government National Mortgage Association , Pool #MA7987 ................ 2.50 4/20/52 349
13 Government National Mortgage Association , Pool #AA8341 ................ 2.50 2/15/28 12
343 Government National Mortgage Association , Pool #MA7418 ................ 2.50 6/20/51 301
373 Government National Mortgage Association , Pool #MA7649 ................ 2.50 10/20/51 327
11 Government National Mortgage Association , Pool #MA4194 ................ 2.50 1/20/47 10
398 Government National Mortgage Association , Pool #MA7881 ................ 2.50 2/20/52 348

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 259 Government National Mortgage Association , Pool #MA6995 ................ 2.50 11/20/50 $ 228
548 Government National Mortgage Association , Pool #MA7767 ................ 2.50 12/20/51 480
241 Government National Mortgage Association , Pool #MA6931 ................ 2.50 10/20/50 212
134 Government National Mortgage Association , Pool #MA6540 ................ 2.50 3/20/50 118
13 Government National Mortgage Association , Pool #776954 ................. 2.50 11/15/42 12
176 Government National Mortgage Association , Pool #MA4260 ................ 2.50 2/20/47 157
18 Government National Mortgage Association , Pool #MA4067 ................ 2.50 11/20/46 16
5 Government National Mortgage Association , Pool #MA4355 ................ 2.50 4/20/32 5
6 Government National Mortgage Association , Pool #MA2890 ................ 2.50 6/20/45 5
398 Government National Mortgage Association , Pool #MA7589 ................ 2.50 9/20/51 348
534 Government National Mortgage Association , Pool #MA7534 ................ 2.50 8/20/51 468
352 Government National Mortgage Association , Pool #MA7472 ................ 2.50 7/20/51 309
10 Government National Mortgage Association , Pool #711729 ................. 2.50 3/15/43 9
311 Government National Mortgage Association , Pool #MA7255 ................ 2.50 3/20/51 273
8 Government National Mortgage Association , Pool #MA0908 ................ 2.50 4/20/28 8
321 Government National Mortgage Association , Pool #MA7312 ................ 2.50 4/20/51 281
9 Government National Mortgage Association , Pool #MA1133 ................ 2.50 7/20/28 9
170 Government National Mortgage Association , Pool #MA6655 ................ 2.50 5/20/50 149
16 Government National Mortgage Association , Pool #MA4717 ................ 2.50 9/20/47 14
360 Government National Mortgage Association , Pool #MA7367 ................ 2.50 5/20/51 316
180 Government National Mortgage Association , Pool #MA4125 ................ 2.50 12/20/46 160
180 Government National Mortgage Association , Pool #MA7705 ................ 2.50 11/20/51 158
85 Government National Mortgage Association , Pool #MA6598 ................ 2.50 4/20/50 75
396 Government National Mortgage Association , Pool #MA7936 ................ 2.50 3/20/52 346
10 Government National Mortgage Association , Pool #MA4424 ................ 2.50 5/20/32 9
407 Government National Mortgage Association , Pool #MA7136 ................ 2.50 1/20/51 357
402 Government National Mortgage Association , Pool #MA6709 ................ 2.50 6/20/50 352
190 Government National Mortgage Association , Pool #MA6819 ................ 2.50 8/20/50 167
32 Government National Mortgage Association , Pool #MA1283 ................ 2.50 9/20/43 29
378 Government National Mortgage Association , Pool #MA8147 ................ 2.50 7/20/52 331
433 Government National Mortgage Association , Pool #MA7827 ................ 2.50 1/20/52 379
13 Government National Mortgage Association , Pool #MA0601 ................ 2.50 12/20/27 13
371 Government National Mortgage Association , Pool #MA6865 ................ 2.50 9/20/50 325
43 Government National Mortgage Association , Pool #MA3172 ................ 3.00 10/20/45 39
6 Government National Mortgage Association , Pool #MA1890 ................ 3.00 5/20/29 5
360 Government National Mortgage Association , Pool #MA7768 ................ 3.00 12/20/51 326
54 Government National Mortgage Association , Pool #MA3596 ................ 3.00 4/20/46 49
147 Government National Mortgage Association , Pool #MA5076 ................ 3.00 3/20/48 134
201 Government National Mortgage Association , Pool #MA6656 ................ 3.00 5/20/50 183
13 Government National Mortgage Association , Pool #AK7285 ................ 3.00 3/15/45 12
7 Government National Mortgage Association , Pool #AN5756 ................ 3.00 7/15/45 7
99 Government National Mortgage Association , Pool #MA2147 ................ 3.00 8/20/44 92
67 Government National Mortgage Association , Pool #MA3033 ................ 3.00 8/20/45 61
132 Government National Mortgage Association , Pool #MA5018 ................ 3.00 2/20/48 121
15 Government National Mortgage Association , Pool #MA6766 ................ 3.00 7/20/50 14
228 Government National Mortgage Association , Pool #MA6599 ................ 3.00 4/20/50 207
51 Government National Mortgage Association , Pool #MA3104 ................ 3.00 9/20/45 46
21 Government National Mortgage Association , Pool #MA3243 ................ 3.00 11/20/45 19
352 Government National Mortgage Association , Pool #MA7828 ................ 3.00 1/20/52 320
9 Government National Mortgage Association , Pool #MA2797 ................ 3.00 5/20/30 8
75 Government National Mortgage Association , Pool #MA4450 ................ 3.00 5/20/47 69
59 Government National Mortgage Association , Pool #MA3662 ................ 3.00 5/20/46 54
18 Government National Mortgage Association , Pool #MA2600 ................ 3.00 2/20/45 16
60 Government National Mortgage Association , Pool #MA4381 ................ 3.00 4/20/47 55
4 Government National Mortgage Association , Pool #MA4935 ................ 3.00 1/20/33 4
66 Government National Mortgage Association , Pool #MA6710 ................ 3.00 6/20/50 60
38 Government National Mortgage Association , Pool #779084 ................. 3.00 4/15/42 35
117 Government National Mortgage Association , Pool #AD8433 ................ 3.00 7/15/43 108
12 Government National Mortgage Association , Pool #AG0440 ................ 3.00 8/15/43 11

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 82 Government National Mortgage Association , Pool #MA1374 ................ 3.00 10/20/43 $ 76
45 Government National Mortgage Association , Pool #MA2825 ................ 3.00 5/20/45 41
46 Government National Mortgage Association , Pool #MA2960 ................ 3.00 7/20/45 42
162 Government National Mortgage Association , Pool #MA4126 ................ 3.00 12/20/46 149
79 Government National Mortgage Association , Pool #MA2520 ................ 3.00 1/20/45 73
439 Government National Mortgage Association , Pool #MA0624 ................ 3.00 12/20/42 407
144 Government National Mortgage Association , Pool #MA4899 ................ 3.00 12/20/47 132
78 Government National Mortgage Association , Pool #MA0153 ................ 3.00 6/20/42 72
29 Government National Mortgage Association , Pool #MA0851 ................ 3.00 3/20/43 27
91 Government National Mortgage Association , Pool #AA6149 ................ 3.00 3/20/43 84
20 Government National Mortgage Association , Pool #MA3520 ................ 3.00 3/20/46 18
408 Government National Mortgage Association , Pool #MA8098 ................ 3.00 6/20/52 369
2 Government National Mortgage Association , Pool #5276 .................. 3.00 1/20/27 2
328 Government National Mortgage Association , Pool #MA6218 ................ 3.00 10/20/49 299
57 Government National Mortgage Association , Pool #MA4320 ................ 3.00 3/20/47 53
160 Government National Mortgage Association , Pool #MA4003 ................ 3.00 10/20/46 147
109 Government National Mortgage Association , Pool #MA3936 ................ 3.00 9/20/46 100
48 Government National Mortgage Association , Pool #MA3873 ................ 3.00 8/20/46 44
16 Government National Mortgage Association , Pool #MA4559 ................ 3.00 7/20/32 15
136 Government National Mortgage Association , Pool #MA4261 ................ 3.00 2/20/47 125
28 Government National Mortgage Association , Pool #MA4068 ................ 3.00 11/20/46 26
143 Government National Mortgage Association , Pool #MA4195 ................ 3.00 1/20/47 132
67 Government National Mortgage Association , Pool #MA3802 ................ 3.00 7/20/46 61
36 Government National Mortgage Association , Pool #MA2753 ................ 3.00 4/20/45 33
87 Government National Mortgage Association , Pool #MA4509 ................ 3.00 6/20/47 80
349 Government National Mortgage Association , Pool #MA7706 ................ 3.00 11/20/51 317
120 Government National Mortgage Association , Pool #MA3735 ................ 3.00 6/20/46 110
119 Government National Mortgage Association , Pool #MA6409 ................ 3.00 1/20/50 109
18 Government National Mortgage Association , Pool #MA6820 ................ 3.00 8/20/50 16
13 Government National Mortgage Association , Pool #MA0205 ................ 3.00 7/20/27 12
70 Government National Mortgage Association , Pool #MA0461 ................ 3.00 10/20/42 65
18 Government National Mortgage Association , Pool #MA1265 ................ 3.00 9/20/28 17
125 Government National Mortgage Association , Pool #MA0391 ................ 3.00 9/20/42 116
69 Government National Mortgage Association , Pool #MA6283 ................ 3.00 11/20/49 63
54 Government National Mortgage Association , Pool #MA3309 ................ 3.00 12/20/45 49
66 Government National Mortgage Association , Pool #MA6089 ................ 3.00 8/20/49 60
71 Government National Mortgage Association , Pool #MA4961 ................ 3.00 1/20/48 65
125 Government National Mortgage Association , Pool #MA6474 ................ 3.00 2/20/50 114
98 Government National Mortgage Association , Pool #MA4836 ................ 3.00 11/20/47 90
4 Government National Mortgage Association , Pool #AL5058 ................ 3.00 3/15/45 3
8 Government National Mortgage Association , Pool #AA2934 ................ 3.00 7/15/42 8
40 Government National Mortgage Association , Pool #AA2654 ................ 3.00 6/15/43 37
94 Government National Mortgage Association , Pool #MA4651 ................ 3.00 8/20/47 86
49 Government National Mortgage Association , Pool #MA2444 ................ 3.00 12/20/44 45
102 Government National Mortgage Association , Pool #MA6338 ................ 3.00 12/20/49 94
71 Government National Mortgage Association , Pool #MA4777 ................ 3.00 10/20/47 65
51 Government National Mortgage Association , Pool #MA2961 ................ 3.50 7/20/45 48
36 Government National Mortgage Association , Pool #MA2371 ................ 3.50 11/20/44 35
121 Government National Mortgage Association , Pool #MA1157 ................ 3.50 7/20/43 115
63 Government National Mortgage Association , Pool #MA4262 ................ 3.50 2/20/47 59
105 Government National Mortgage Association , Pool #MA0934 ................ 3.50 4/20/43 100
461 Government National Mortgage Association , Pool #MA8149 ................ 3.50 7/20/52 429
68 Government National Mortgage Association , Pool #MA3376 ................ 3.50 1/20/46 64
44 Government National Mortgage Association , Pool #MA4778 ................ 3.50 10/20/47 41
15 Government National Mortgage Association , Pool #MA3937 ................ 3.50 9/20/46 14
3 Government National Mortgage Association , Pool #MA1266 ................ 3.50 9/20/28 3
54 Government National Mortgage Association , Pool #MA3663 ................ 3.50 5/20/46 52
84 Government National Mortgage Association , Pool #MA4837 ................ 3.50 11/20/47 79
45 Government National Mortgage Association , Pool #MA4510 ................ 3.50 6/20/47 43

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 54 Government National Mortgage Association , Pool #778157 ................. 3.50 3/15/42 $ 50
53 Government National Mortgage Association , Pool #MA3310 ................ 3.50 12/20/45 50
372 Government National Mortgage Association , Pool #MA8199 ................ 3.50 8/20/52 346
66 Government National Mortgage Association , Pool #MA4321 ................ 3.50 3/20/47 63
56 Government National Mortgage Association , Pool #MA3803 ................ 3.50 7/20/46 53
70 Government National Mortgage Association , Pool #MA2892 ................ 3.50 6/20/45 66
84 Government National Mortgage Association , Pool #MA0088 ................ 3.50 5/20/42 80
43 Government National Mortgage Association , Pool #MA2754 ................ 3.50 4/20/45 41
67 Government National Mortgage Association , Pool #MA3597 ................ 3.50 4/20/46 64
70 Government National Mortgage Association , Pool #MA4004 ................ 3.50 10/20/46 67
109 Government National Mortgage Association , Pool #MA5019 ................ 3.50 2/20/48 102
38 Government National Mortgage Association , Pool #AC3938 ................ 3.50 1/15/43 36
121 Government National Mortgage Association , Pool #MA0462 ................ 3.50 10/20/42 115
58 Government National Mortgage Association , Pool #MA5136 ................ 3.50 4/20/48 55
11 Government National Mortgage Association , Pool #MA6219 ................ 3.50 10/20/49 10
53 Government National Mortgage Association , Pool #MA5077 ................ 3.50 3/20/48 50
66 Government National Mortgage Association , Pool #MA0022 ................ 3.50 4/20/42 63
43 Government National Mortgage Association , Pool #MA5263 ................ 3.50 6/20/48 41
76 Government National Mortgage Association , Pool #MA2303 ................ 3.50 10/20/44 72
14 Government National Mortgage Association , Pool #MA6339 ................ 3.50 12/20/49 13
234 Government National Mortgage Association , Pool #MA8266 ................ 3.50 9/20/52 218
172 Government National Mortgage Association , Pool #MA2148 ................ 3.50 8/20/44 164
99 Government National Mortgage Association , Pool #MA4196 ................ 3.50 1/20/47 94
84 Government National Mortgage Association , Pool #MA4127 ................ 3.50 12/20/46 80
64 Government National Mortgage Association , Pool #MA4900 ................ 3.50 12/20/47 60
23 Government National Mortgage Association , Pool #BD5909 ................ 3.50 10/15/47 22
11 Government National Mortgage Association , Pool #MA5762 ................ 3.50 2/20/49 11
9 Government National Mortgage Association , Pool #MA5875 ................ 3.50 4/20/49 9
39 Government National Mortgage Association , Pool #MA1838 ................ 3.50 4/20/44 37
121 Government National Mortgage Association , Pool #MA2073 ................ 3.50 7/20/44 117
47 Government National Mortgage Association , Pool #MA4586 ................ 3.50 7/20/47 44
38 Government National Mortgage Association , Pool #740798 ................. 3.50 1/15/42 36
71 Government National Mortgage Association , Pool #MA4382 ................ 3.50 4/20/47 67
49 Government National Mortgage Association , Pool #MA3736 ................ 3.50 6/20/46 46
14 Government National Mortgage Association , Pool #796271 ................. 3.50 7/15/42 13
52 Government National Mortgage Association , Pool #MA3874 ................ 3.50 8/20/46 49
8 Government National Mortgage Association , Pool #738602 ................. 3.50 8/15/26 8
78 Government National Mortgage Association , Pool #MA3244 ................ 3.50 11/20/45 73
99 Government National Mortgage Association , Pool #MA3173 ................ 3.50 10/20/45 94
2 Government National Mortgage Association , Pool #AL8566 ................ 3.50 3/15/45 2
63 Government National Mortgage Association , Pool #MA0699 ................ 3.50 1/20/43 60
119 Government National Mortgage Association , Pool #MA1090 ................ 3.50 6/20/43 113
92 Government National Mortgage Association , Pool #MA3521 ................ 3.50 3/20/46 88
35 Government National Mortgage Association , Pool #MA1919 ................ 3.50 5/20/44 33
12 Government National Mortgage Association , Pool #MA6711 ................ 3.50 6/20/50 11
105 Government National Mortgage Association , Pool #MA0852 ................ 3.50 3/20/43 100
65 Government National Mortgage Association , Pool #MA2678 ................ 3.50 3/20/45 61
10 Government National Mortgage Association , Pool #MA6475 ................ 3.50 2/20/50 9
60 Government National Mortgage Association , Pool #783976 ................. 3.50 4/20/43 57
78 Government National Mortgage Association , Pool #AM4971 ................ 3.50 4/20/45 71
58 Government National Mortgage Association , Pool #MA4719 ................ 3.50 9/20/47 55
64 Government National Mortgage Association , Pool #MA4652 ................ 3.50 8/20/47 61
42 Government National Mortgage Association , Pool #MA2445 ................ 3.50 12/20/44 40
8 Government National Mortgage Association , Pool #MA6410 ................ 3.50 1/20/50 8
63 Government National Mortgage Association , Pool #MA4069 ................ 3.50 11/20/46 60
15 Government National Mortgage Association , Pool #AD2416 ................ 3.50 5/15/43 14
30 Government National Mortgage Association , Pool #MA4451 ................ 3.50 5/20/47 28
38 Government National Mortgage Association , Pool #MA3454 ................ 3.50 2/20/46 36
7 Government National Mortgage Association , Pool #MA1574 ................ 3.50 1/20/29 6

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 87 Government National Mortgage Association , Pool #MA3034 ................ 3.50 8/20/45 $ 83
214 Government National Mortgage Association , Pool #MA0220 ................ 3.50 7/20/42 205
60 Government National Mortgage Association , Pool #MA1761 ................ 4.00 3/20/44 58
19 Government National Mortgage Association , Pool #AD5627 ................ 4.00 4/15/43 18
30 Government National Mortgage Association , Pool #MA2602 ................ 4.00 2/20/45 29
49 Government National Mortgage Association , Pool #MA4511 ................ 4.00 6/20/47 48
13 Government National Mortgage Association , Pool #MA5986 ................ 4.00 6/20/49 13
54 Government National Mortgage Association , Pool #MA4653 ................ 4.00 8/20/47 53
53 Government National Mortgage Association , Pool #MA2304 ................ 4.00 10/20/44 52
12 Government National Mortgage Association , Pool #MA5330 ................ 4.00 7/20/48 11
27 Government National Mortgage Association , Pool #MA1996 ................ 4.00 6/20/44 26
8 Government National Mortgage Association , Pool #779401 ................. 4.00 6/15/42 8
37 Government National Mortgage Association , Pool #MA1678 ................ 4.00 2/20/44 36
49 Government National Mortgage Association , Pool #MA1449 ................ 4.00 11/20/43 47
48 Government National Mortgage Association , Pool #MA1376 ................ 4.00 10/20/43 47
24 Government National Mortgage Association , Pool #MA2149 ................ 4.00 8/20/44 24
40 Government National Mortgage Association , Pool #MA5710 ................ 4.00 1/20/49 39
475 Government National Mortgage Association , Pool #MA8267 ................ 4.00 9/20/52 454
8 Government National Mortgage Association , Pool #MA6040 ................ 4.00 7/20/49 8
74 Government National Mortgage Association , Pool #MA5466 ................ 4.00 9/20/48 72
151 Government National Mortgage Association , Pool #5139 .................. 4.00 8/20/41 148
20 Government National Mortgage Association , Pool #753254 ................. 4.00 9/15/43 19
44 Government National Mortgage Association , Pool #MA2522 ................ 4.00 1/20/45 44
18 Government National Mortgage Association , Pool #740068 ................. 4.00 9/15/40 17
41 Government National Mortgage Association , Pool #MA5078 ................ 4.00 3/20/48 40
15 Government National Mortgage Association , Pool #MA3455 ................ 4.00 2/20/46 14
13 Government National Mortgage Association , Pool #MA6091 ................ 4.00 8/20/49 13
41 Government National Mortgage Association , Pool #MA3377 ................ 4.00 1/20/46 40
8 Government National Mortgage Association , Pool #MA3174 ................ 4.00 10/20/45 8
13 Government National Mortgage Association , Pool #MA6155 ................ 4.00 9/20/49 13
20 Government National Mortgage Association , Pool #MA0155 ................ 4.00 6/20/42 19
11 Government National Mortgage Association , Pool #4922 .................. 4.00 1/20/41 11
383 Government National Mortgage Association , Pool #MA8200 ................ 4.00 8/20/52 366
53 Government National Mortgage Association , Pool #MA5595 ................ 4.00 11/20/48 51
16 Government National Mortgage Association , Pool #MA5931 ................ 4.00 5/20/49 16
47 Government National Mortgage Association , Pool #MA4383 ................ 4.00 4/20/47 45
40 Government National Mortgage Association , Pool #MA5876 ................ 4.00 4/20/49 39
77 Government National Mortgage Association , Pool #MA4452 ................ 4.00 5/20/47 75
17 Government National Mortgage Association , Pool #738710 ................. 4.00 9/15/41 17
45 Government National Mortgage Association , Pool #MA0319 ................ 4.00 8/20/42 44
26 Government National Mortgage Association , Pool #MA1286 ................ 4.00 9/20/43 25
12 Government National Mortgage Association , Pool #AV6086 ................ 4.00 7/15/47 12
26 Government National Mortgage Association , Pool #MA3737 ................ 4.00 6/20/46 26
73 Government National Mortgage Association , Pool #MA1839 ................ 4.00 4/20/44 72
34 Government National Mortgage Association , Pool #MA4263 ................ 4.00 2/20/47 34
72 Government National Mortgage Association , Pool #MA2074 ................ 4.00 7/20/44 70
42 Government National Mortgage Association , Pool #MA4197 ................ 4.00 1/20/47 41
46 Government National Mortgage Association , Pool #AB1483 ................ 4.00 8/15/42 45
27 Government National Mortgage Association , Pool #AM8203 ................ 4.00 5/15/45 26
87 Government National Mortgage Association , Pool #MA4587 ................ 4.00 7/20/47 85
43 Government National Mortgage Association , Pool #713876 ................. 4.00 8/15/39 42
22 Government National Mortgage Association , Pool #MA3245 ................ 4.00 11/20/45 22
13 Government National Mortgage Association , Pool #MA3106 ................ 4.00 9/20/45 12
14 Government National Mortgage Association , Pool #MA4322 ................ 4.00 3/20/47 14
45 Government National Mortgage Association , Pool #MA3598 ................ 4.00 4/20/46 44
8 Government National Mortgage Association , Pool #766495 ................. 4.00 10/15/41 8
63 Government National Mortgage Association , Pool #MA2224 ................ 4.00 9/20/44 62
212 Government National Mortgage Association , Pool #4801 .................. 4.50 9/20/40 214
12 Government National Mortgage Association , Pool #MA4721 ................ 4.50 9/20/47 12

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 55 Government National Mortgage Association , Pool #MA1762 ................ 4.50 3/20/44 $ 55
6 Government National Mortgage Association , Pool #MA5987 ................ 4.50 6/20/49 6
3 Government National Mortgage Association , Pool #MA5877 ................ 4.50 4/20/49 3
11 Government National Mortgage Association , Pool #MA5711 ................ 4.50 1/20/49 11
57 Government National Mortgage Association , Pool #5260 .................. 4.50 12/20/41 57
29 Government National Mortgage Association , Pool #MA4512 ................ 4.50 6/20/47 28
10 Government National Mortgage Association , Pool #MA5596 ................ 4.50 11/20/48 10
36 Government National Mortgage Association , Pool #MA5652 ................ 4.50 12/20/48 36
3 Government National Mortgage Association , Pool #MA5764 ................ 4.50 2/20/49 3
369 Government National Mortgage Association , Pool #MA8151 ................ 4.50 7/20/52 361
31 Government National Mortgage Association , Pool #MA5818 ................ 4.50 3/20/49 31
11 Government National Mortgage Association , Pool #729511 ................. 4.50 4/15/40 10
39 Government National Mortgage Association , Pool #MA4384 ................ 4.50 4/20/47 39
9 Government National Mortgage Association , Pool #MA4129 ................ 4.50 12/20/46 9
5 Government National Mortgage Association , Pool #MA5529 ................ 4.50 10/20/48 5
18 Government National Mortgage Association , Pool #MA1092 ................ 4.50 6/20/43 18
16 Government National Mortgage Association , Pool #MA3805 ................ 4.50 7/20/46 16
50 Government National Mortgage Association , Pool #MA2756 ................ 4.50 4/20/45 50
565 Government National Mortgage Association , Pool #MA8877 ................ 4.50 5/20/53 551
389 Government National Mortgage Association , Pool #MA8724 ................ 4.50 3/20/53 379
89 Government National Mortgage Association , Pool #717148 ................. 4.50 5/15/39 88
14 Government National Mortgage Association , Pool #MA4780 ................ 4.50 10/20/47 13
13 Government National Mortgage Association , Pool #738793 ................. 4.50 9/15/41 13
32 Government National Mortgage Association , Pool #MA0701 ................ 4.50 1/20/43 32
157 Government National Mortgage Association , Pool #721760 ................. 4.50 8/15/40 155
9 Government National Mortgage Association , Pool #MA5399 ................ 4.50 8/20/48 9
5 Government National Mortgage Association , Pool #BB7097 ................ 4.50 8/15/47 5
22 Government National Mortgage Association , Pool #MA5467 ................ 4.50 9/20/48 21
5 Government National Mortgage Association , Pool #MA0465 ................ 5.00 10/20/42 5
9 Government National Mortgage Association , Pool #MA5400 ................ 5.00 8/20/48 9
385 Government National Mortgage Association , Pool #MA8647 ................ 5.00 2/20/53 383
4 Government National Mortgage Association , Pool #MA5712 ................ 5.00 1/20/49 4
44 Government National Mortgage Association , Pool #694531 ................. 5.00 11/15/38 45
14 Government National Mortgage Association , Pool #675179 ................. 5.00 3/15/38 15
23 Government National Mortgage Association , Pool #712690 ................. 5.00 4/15/39 23
10 Government National Mortgage Association , Pool #MA5933 ................ 5.00 5/20/49 10
396 Government National Mortgage Association , Pool #MA9016 ................ 5.00 7/20/53 393
9 Government National Mortgage Association , Pool #MA5080 ................ 5.00 3/20/48 9
4 Government National Mortgage Association , Pool #MA5988 ................ 5.00 6/20/49 4
16 Government National Mortgage Association , Pool #MA5597 ................ 5.00 11/20/48 16
9 Government National Mortgage Association , Pool #MA5530 ................ 5.00 10/20/48 9
199 Government National Mortgage Association , Pool #MA9240 ................ 5.00 10/20/53 198
32 Government National Mortgage Association , Pool #MA2076 ................ 5.00 7/20/44 33
72 Government National Mortgage Association , Pool #782523 ................. 5.00 11/15/35 73
8 Government National Mortgage Association , Pool #MA5765 ................ 5.00 2/20/49 8
19 Government National Mortgage Association , Pool #MA4007 ................ 5.00 10/20/46 19
391 Government National Mortgage Association , Pool #MA8800 ................ 5.00 4/20/53 388
9 Government National Mortgage Association , Pool #782468 ................. 5.00 11/15/38 9
154 Government National Mortgage Association , Pool #4559 .................. 5.00 10/20/39 158
9 Government National Mortgage Association , Pool #MA5819 ................ 5.00 3/20/49 9
34 Government National Mortgage Association , Pool #604285 ................. 5.00 5/15/33 34
3 Government National Mortgage Association , Pool #MA5653 ................ 5.00 12/20/48 3
397 Government National Mortgage Association , Pool #MA9105 ................ 5.00 8/20/53 394
7 Government National Mortgage Association , Pool #MA0466 ................ 5.50 10/20/42 7
28 Government National Mortgage Association , Pool #510835 ................. 5.50 2/15/35 28
51 Government National Mortgage Association , Pool #783284 ................. 5.50 6/20/40 54
197 Government National Mortgage Association , Pool #MA8948 ................ 5.50 6/20/53 198
395 Government National Mortgage Association , Pool #MA9017 ................ 5.50 7/20/53 398
299 Government National Mortgage Association , Pool #MA9241 ................ 5.50 10/20/53 301

HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
U.S. Government Agency Mortgages (continued)
$ 6 Government National Mortgage Association , Pool #658181 ................. 5.50 11/15/36 $ 6
243 Government National Mortgage Association , Pool #MA8801 ................ 5.50 4/20/53 245
399 Government National Mortgage Association , Pool #MA9305 ................ 5.50 11/20/53 402
25 Government National Mortgage Association , Pool #781959 ................. 6.00 7/15/35 25
28 Government National Mortgage Association , Pool #4245 .................. 6.00 9/20/38 29
25 Government National Mortgage Association , Pool #4222 .................. 6.00 8/20/38 25
7 Government National Mortgage Association , Pool #699237 ................. 6.50 9/15/38 8
1,725 Government National Mortgage Association, 30 YR TBA .................. 2.00 1/20/54 1,460
150 Government National Mortgage Association, 30 YR TBA .................. 2.50 7/20/54 131
350 Government National Mortgage Association, 30 YR TBA .................. 3.00 1/20/54 317
200 Government National Mortgage Association, 30 YR TBA .................. 3.50 1/20/54 186
725 Government National Mortgage Association, 30 YR TBA .................. 4.00 1/20/54 692
700 Government National Mortgage Association, 30 YR TBA .................. 4.50 1/20/54 683
25 Government National Mortgage Association, 30 YR TBA .................. 4.50 2/20/54 24
500 Government National Mortgage Association, 30 YR TBA .................. 5.00 1/20/54 497
25 Government National Mortgage Association, 30 YR TBA .................. 5.00 2/20/54 25
75 Government National Mortgage Association, 30 YR TBA .................. 5.50 2/20/54 76
550 Government National Mortgage Association, 30 YR TBA .................. 5.50 1/20/54 554
200 Government National Mortgage Association, 30 YR TBA .................. 6.00 2/20/54 203
1,400 Government National Mortgage Association, 30 YR TBA .................. 6.00 1/20/54 1,424
750 Government National Mortgage Association, 30 YR TBA .................. 6.50 11/20/53 768
175 Government National Mortgage Association, 30 YR TBA .................. 6.50 2/20/54 178
125 Government National Mortgage Association, 30 YR TBA .................. 7.00 2/20/54 128
150 Government National Mortgage Association, 30 YR TBA .................. 7.00 1/20/53 154
Total U.S. Government Agency Mortgages ........................... 184,706
Corporate Bond — 0 .11%
225 PG&E Wildfire Recovery Funding LLC , Series A-5 ( Electric Utilities ) ........ 5.10 6/1/52 227
Total Corporate Bond ........................................... 227
Shares
Investment Company — 13 .71%
Money Market Funds — 13 .71%
29,251,509
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.25(b) 29,252
Total Investment Company ....................................... 29,252
Total Investments Before TBA Sale Commitments 228,590
(cost $ 248,740 ) — 107 .16% .......................................
Principal
Amount
(000)
TBA Sale Commitments (c) — ( 0 .16 ) %
$ (50) Fannie Mae, 15 YR TBA ......................................... 2.00 1/25/39 (45)
(50) Fannie Mae, 15 YR TBA ......................................... 2.00 2/25/38 (45)
(25) Fannie Mae, 30 YR TBA ......................................... 2.50 2/25/54 (21)
(25) Fannie Mae, 30 YR TBA ......................................... 2.00 2/25/54 (20)
(250) Fannie Mae, 30 YR TBA ......................................... 2.00 1/25/54 (205)
Total TBA Sale Commitments ..................................... (336)

See accompanying notes to financial statements.
HC CAPITAL TRUST
The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of December 31, 2023 .
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Security Description
Value
(000)
Liabilities in excess of other assets — ( 7 .00 ) % ......................... (14,929)
Net Assets — 100.00% .......................................... $ 213,325
Amounts designated as "—" are $0 or have been rounded to $0.
(a) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security.  The rate disclosed is the rate in effect on December 31, 2023.
(b) Annualized 7-day yield as of period-end.
(c) Represents a "to be announced" transaction. The Portfolio has committed to sell securities for which all specific information is not available at this time. (See Note 2 in the Notes to Financial Statements.)
TBA
—
To Be Announced purchase or sale commitment. Security is subject to delayed delivery
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
Mellon
Investments
Corporation
HC Capital
Solutions Total
Asset Backed Securities .......................................................................................................................................... 1.42% — 1.42%
Collateralized Mortgage Obligations Companies .................................................................................................... 5.34% — 5.34%
U.S. Government Agency Mortgages ..................................................................................................................... 86.58% — 86.58%
Corporate Bond ....................................................................................................................................................... 0.11% — 0.11%
Investment Company .............................................................................................................................................. 7.30% 6.41% 13.71%
TBA Sale Commitments ......................................................................................................................................... -0.16% — -0.16%
Other Assets (Liabilities) ......................................................................................................................................... -7.02% 0.02% -7.00%
Total Net Assets .................................................................................................................................................. 93.57% 6.43% 100.00%

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
194
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 97.43%
Alabama — 8.22%
$ 1,130 Auburn University Revenue, Series A Continuously Callable @100  ........... 5.00 6/1/28 $ 1,160
2,315 City of Huntsville AL, GO, Series A  ................................. 5.00 3/1/27 2,496
1,725 County of Baldwin AL, GO Continuously Callable @100  .................. 5.00 5/1/25 1,758
5,414
Arizona — 5.83%
990 Arizona Department of Transportation State Highway Fund Revenue  ......... 5.00 7/1/28 1,100
1,275 Maricopa County Industrial Development Authority Revenue, Series D  ........ 5.00(a) 1/1/46 1,334
1,350 Maricopa County Unified School District No. 41 Gilbert, GO, Series C  ........ 5.00 7/1/25 1,397
3,831
Arkansas — 3.52%
2,295 Rogers School District No. 30, GO Continuously Callable @100 (State Aid
Withholding) .............................................. 4.00 2/1/26 2,311
Georgia — 2.07%
1,300 State of Georgia, GO, Series C  ..................................... 4.00 1/1/27 1,358
Illinois — 4.47%
1,900 Metropolitan Water Reclamation District of Greater Chicago, GO, Series C  ..... 5.00 12/1/24 1,931
935 State of Illinois, GO, Series D  ..................................... 5.00 11/1/27 1,005
2,936
Indiana — 4.14%
2,660 Indiana Finance Authority Revenue, Series A (Pre-Refunded/Escrowed to Maturity)  5.00 3/1/39 2,723
Iowa — 5.64%
1,000 City of Ankeny IA, GO, Series A  ................................... 5.00 6/1/25 1,032
2,105 City of Dubuque IA, GO, Series A  .................................. 2.00 6/1/24 2,094
550 Linn-Mar Community School District, GO Continuously Callable @100 (BAM) .. 5.00 5/1/27 582
3,708
Kansas — 6.40%
2,540 Kansas Development Finance Authority Revenue, Series D  ................ 5.00 4/1/25 2,610
1,465 Riley County Unified School District No. 383 Manhattan-Ogden, GO, Series A (Pre-
Refunded/Escrowed to Maturity)  ............................... 5.00 9/1/36 1,596
4,206
Maryland — 4.40%
900 County of Baltimore MD, GO  ..................................... 5.00 3/1/31 1,056
1,640 County of Prince George's MD, GO, Series A  .......................... 5.00 8/1/28 1,834
2,890
Massachusetts — 2.47%
1,545 Massachusetts School Building Authority Revenue, Series A (Pre-Refunded/
Escrowed to Maturity)  ....................................... 5.00 2/15/49 1,622
Michigan — 1.59%
1,065 Michigan State Housing Development Authority Revenue, Series A-1 Continuously
Callable @100  ............................................ 0.65 10/1/24 1,044
Missouri — 1.75%
1,100 Lindbergh School District, GO  ..................................... 4.00 3/1/27 1,150

HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Nebraska — 3.28%
$ 2,060 Nebraska Public Power District Revenue, Series A  ....................... 5.00 1/1/26 $ 2,154
New Jersey — 6.82%
1,250 New Jersey Health Care Facilities Financing Authority Revenue, Series A
Continuously Callable @100  .................................. 5.00 7/1/30 1,315
3,000 State of New Jersey, GO, Series A  ................................... 5.00 6/1/26 3,171
4,486
New York — 2.85%
1,610 New York State Dormitory Authority Revenue, Series A-1  ................. 5.00 3/15/31 1,873
North Dakota — 1.53%
1,000 City of Bismarck ND, GO, Series Q  ................................. 4.00 5/1/24 1,003
Oregon — 2.06%
1,250 Oregon State Lottery Revenue, Series A Continuously Callable @100  ......... 5.00 4/1/30 1,356
South Dakota — 3.36%
1,905 South Dakota Conservancy District Revenue, Series B  .................... 5.00 8/1/30 2,210
Texas — 6.92%
1,300 City of Garland TX Electric Utility System Revenue, Series A  .............. 5.00 3/1/24 1,304
1,015 Conroe Independent School District, GO (PSF-GTD) ..................... 5.00 2/15/25 1,038
1,150 Round Rock Independent School District, GO (PSF-GTD) ................. 5.00 8/1/25 1,192
1,000 Spring Branch Independent School District, GO (PSF-GTD) ................ 5.00 2/1/25 1,024
4,558
Utah — 3.83%
2,340 Alpine School District/UT, GO, Series A (SCH BD GTY) .................. 4.00 3/15/29 2,519
Virginia — 3.98%
900 City of Fredericksburg VA, GO, Series A (State Aid Withholding) ............ 5.00 10/1/29 1,034
1,505 Hampton Roads Transportation Accountability Commission Revenue, Series A  .. 5.00 7/1/26 1,581
2,615
Washington — 4.85%
1,260 County of King WA, GO, Series B  .................................. 5.00 7/1/25 1,303
1,085 King County School District No. 405 Bellevue, GO (SCH BD GTY) .......... 5.00 12/1/24 1,105
750 State of Washington, GO, Series R-2022C  ............................. 4.00 7/1/26 778
3,186
West Virginia — 3.22%
2,130 Jefferson County Board of Education/WV, GO  .......................... 2.00 6/1/24 2,120
Wisconsin — 4.23%
2,700 State of Wisconsin, GO Continuously Callable @100  ..................... 5.00 5/1/29 2,782
Total Municipal Bonds .......................................... 64,055

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Short-Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
As of December 31, 2023, 100% of the Portfolio’s net assets were managed by Breckinridge Capital Advisors, Inc.
Shares Security Description Rate %
Maturity
Date
Value
(000)
Investment Company — 0.34%
Money Market Funds — 0.34%
223,040
State Street Institutional Treasury Plus Money Market Fund, Trust Class ........ 5.25(b) $ 223
Total Investment Company ....................................... 223
Total Investments (cost $64,312) — 97.77% .......................... 64,278
Other assets in excess of liabilities — 2.23% .......................... 1,463
Net Assets — 100.00% .......................................... $ 65,741
(a) Interest rate is determined by the Remarketing Agent.  The rate disclosed is the rate in effect on December 31, 2023.
(b) Annualized 7-day yield as of period-end.
BAM—Build America Mutual
GO—General Obli gation
PSF-GTD—Public School Fund Guaranteed
SCH BD GTY—School Board Guaranty

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments — December 31,2023 (Unaudited)
197
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds — 94 .04%
Alabama — 2 .05%
$ 1,415 Alabama Special Care Facilities Financing Authority-Birmingham AL Revenue
Continuously Callable @100 .................................. 5.00 6/1/29 $ 1,467
1,675 Auburn University Revenue , Series A ................................ 5.00 6/1/26 1,769
1,500 Black Belt Energy Gas District Revenue , Series B , Callable 9/1/30 @ 100.32 .... 5.25 12/1/53 1,626
2,895 Black Belt Energy Gas District Revenue , Callable 9/1/31 @ 100.53 ........... 4.00(a) 6/1/51 2,915
1,000 Energy Southeast A Cooperative District Revenue , Series B-1 , Callable 8/1/31 @
100.08 .................................................. 5.75(a) 4/1/54 1,131
1,000 Troy University Revenue , Series A ( BAM ) ............................. 5.00 11/1/26 1,065
9,973
Alaska — 0 .32%
1,495 State of Alaska, GO , Series A Continuously Callable @100 ................ 5.00 8/1/29 1,556
Arizona — 2 .50%
1,555 City of Phoenix Civic Improvement Corp. Revenue , Series B Continuously Callable
@100 ( AMT ) ............................................. 5.00 7/1/30 1,696
1,685 City of Phoenix Civic Improvement Corp. Revenue , Series A Continuously Callable
@100 ................................................... 5.00 7/1/32 1,946
1,000 Maricopa County Union High School District No. 210-Phoenix, GO .......... 5.00 7/1/25 1,035
1,215 Northern Arizona University Revenue , Series B ( BAM ) ................... 5.00 6/1/26 1,282
4,000 Salt River Project Agricultural Improvement & Power District Revenue , Series A
Continuously Callable @100 .................................. 5.00 12/1/36 4,120
1,000 Salt Verde Financial Corp. Revenue ................................. 5.25 12/1/24 1,011
1,015 State of Arizona Certificates of Participation , Series A .................... 5.00 10/1/25 1,054
12,144
California — 1 .82%
2,500 California Community Choice Financing Authority Revenue , Series G , Callable
1/1/30 @ 100.19 ........................................... 5.25(a) 11/1/54 2,708
2,460 Golden State Tobacco Securitization Corp. Revenue , Series A-1 ............. 5.00 6/1/26 2,606
2,000 State of California, GO Continuously Callable @100 ..................... 5.00 9/1/33 2,422
1,000 State of California, GO Continuously Callable @100 ..................... 5.00 4/1/35 1,106
8,842
Colorado — 3 .15%
1,225 Board of Governors of Colorado State University System Revenue , Series E-2 ( State
Intercept ) ................................................ 5.00 3/1/25 1,256
3,600 City & County of Denver CO Airport System Revenue , Series A ( AMT ) ........ 5.00 12/1/25 3,707
3,050 Colorado Health Facilities Authority Revenue , Series A ................... 5.00 1/1/25 3,112
2,970 Denver City & County School District No. 1, GO , Series A ( State Aid Withholding ) 5.50 12/1/25 3,131
3,740 State of Colorado Certificates of Participation , Series M Continuously Callable
@100 ................................................... 5.00 3/15/29 4,103
15,309
Connecticut — 0 .92%
1,085 Connecticut State Health & Educational Facilities Authority Revenue , Series B .. 5.00 12/1/26 1,151
1,500 State of Connecticut Special Tax Revenue , Series D Continuously Callable @100 5.00 11/1/34 1,761
1,000 State of Connecticut, GO , Series A .................................. 4.00 1/15/29 1,068
465 State of Connecticut, GO , Series E Continuously Callable @100 ............. 5.00 9/15/32 517
4,497
Delaware — 0 .15%
620 Delaware Transportation Authority Revenue Continuously Callable @100 ...... 5.00 7/1/32 717
District of Columbia — 2 .11%
1,500 District of Columbia Revenue ..................................... 5.00 4/1/25 1,539

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
District of Columbia (continued)
$ 1,000 District of Columbia, GO , Series D Continuously Callable @100 ............ 5.00 6/1/33 $ 1,065
2,000 Metropolitan Washington Airports Authority Aviation Revenue , Series A ( AMT ) .. 5.00 10/1/29 2,207
2,075 Metropolitan Washington Airports Authority Aviation Revenue , Series A
Continuously Callable @100 ( AMT ) ............................. 4.00 10/1/36 2,154
2,815 Washington Metropolitan Area Transit Authority Dedicated Revenue , Series A ... 5.00 7/15/31 3,301
10,266
Florida — 3 .96%
2,000 Alachua County Health Facilities Authority Revenue , Callable 6/1/26 @ 100.00 .. 5.00(a) 12/1/37 2,083
1,500 Central Florida Expressway Authority Revenue ( AGM ) .................... 5.00 7/1/30 1,723
1,500 County of Lee FL Solid Waste System Revenue ( AMT ) .................... 5.00 10/1/25 1,547
955 County of Polk FL Utility System Revenue ............................ 5.00 10/1/27 1,039
1,000 Florida Municipal Power Agency Revenue , Series A ..................... 5.00 10/1/25 1,040
2,030 JEA Electric System Revenue , Series 3A Continuously Callable @100 ........ 5.00 10/1/34 2,304
3,250 Orange County Convention Center/Orlando Revenue , Series B .............. 5.00 10/1/25 3,362
3,295 Orlando Utilities Commission Revenue , Series 2018-A Continuously Callable @100 5.00 10/1/32 3,588
1,025 Palm Beach County School District Certificates of Participation , Series A
Continuously Callable @100 .................................. 5.00 8/1/36 1,192
1,200 State of Florida, GO , Series A ...................................... 5.00 7/1/30 1,399
19,277
Georgia — 1 .89%
5,000 Main Street Natural Gas, Inc. Revenue , Series C , Callable 6/1/26 @ 100.50 ..... 4.00(a) 3/1/50 5,011
1,000 Savannah Economic Development Authority Revenue .................... 1.90 8/1/24 979
815 State of Georgia, GO , Series A ..................................... 5.00 7/1/28 909
1,225 State of Georgia, GO , Series C ..................................... 4.00 1/1/28 1,302
1,000 State of Georgia, GO , Series A Continuously Callable @100 ................ 3.00 8/1/36 968
9,169
Illinois — 6 .45%
730 Chicago O'Hare International Airport Revenue , Series B Continuously Callable
@100 ................................................... 5.00 1/1/28 744
455 Chicago O'Hare International Airport Revenue , Series C ( AMT ) ............. 5.00 1/1/32 509
400 Chicago O'Hare International Airport Revenue , Series C Continuously Callable
@100 ( AMT ) ............................................. 5.00 1/1/33 445
1,000 Chicago Park District, GO , Series B Continuously Callable @100 ............ 5.00 1/1/26 1,001
66 City of Chicago IL Certificates of Participation , Series NT Continuously Callable
@100 ................................................... 7.46 2/15/26 48
2,335 City of Chicago Il, GO , Series A Continuously Callable @100 .............. 4.00 1/1/36 2,255
1,375 Illinois Finance Authority Revenue , Series B-2 , Callable 5/15/26 @ 100.00 ..... 5.00(a) 5/15/50 1,433
1,650 Illinois Municipal Electric Agency Revenue , Series A Continuously Callable @100 4.00 2/1/35 1,665
1,635 Illinois State Toll Highway Authority Revenue , Series B ................... 5.00 1/1/25 1,670
3,035 Metropolitan Water Reclamation District of Greater Chicago, GO , Series A
Continuously Callable @100 .................................. 5.00 12/1/27 3,228
1,420 Metropolitan Water Reclamation District of Greater Chicago, GO , Series D ..... 5.00 12/1/30 1,650
2,000 Regional Transportation Authority Revenue ( AGM ) ...................... 6.00 6/1/25 2,058
3,000 Sales Tax Securitization Corp. Revenue , Series A ........................ 5.00 1/1/29 3,261
4,600 State of Illinois Sales Tax Revenue , Series A ( BAM ) ...................... 5.00 6/15/25 4,701
1,000 State of Illinois, GO , Series D ..................................... 5.00 7/1/27 1,055
2,995 University of Illinois Certificates of Participation , Series B Continuously Callable
@100 ................................................... 5.00 10/1/27 3,149
2,400 University of Illinois Revenue , Series A .............................. 5.00 4/1/25 2,469
31,341
Indiana — 2 .48%
2,500 City of Whiting IN Revenue ( AMT ) ................................. 5.00(a) 12/1/44 2,544
3,655 Indiana Finance Authority Revenue , Series B-3 , Callable 7/1/31 @ 101.64 ...... 5.00(a) 10/1/55 4,204

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Indiana (continued)
$ 2,250 Indiana Finance Authority Revenue , Series B , Callable 1/1/25 @ 100.00 ....... 2.25(a) 12/1/58 $ 2,212
1,500 Indiana Finance Authority Revenue , Series A ........................... 3.13 12/1/24 1,494
1,350 Indiana Finance Authority Revenue , Series A Continuously Callable @100 ..... 5.00 10/1/34 1,609
12,063
Iowa — 0 .10%
450 Iowa Tobacco Settlement Authority Revenue , Series A-2 , Class - 1 Continuously
Callable @100 ............................................ 5.00 6/1/32 484
Kentucky — 1 .71%
3,560 Kentucky Public Energy Authority Revenue , Series A-1 , Callable 5/1/30 @ 100.38 4.00(a) 8/1/52 3,563
3,115 Kentucky Public Energy Authority Revenue , Series A-1 , Callable 11/1/31 @ 100.18 5.25(a) 4/1/54 3,393
1,150 Louisville/Jefferson County Metropolitan Government, GO , Series A ......... 5.00 12/1/30 1,347
8,303
Louisiana — 0 .51%
1,415 Jefferson Sales Tax District Revenue , Series A ( AGM ) .................... 5.00 12/1/25 1,471
1,000 Parish of St. John the Baptist LA Revenue ............................. 2.10(a) 6/1/37 986
2,457
Maine — 0 .22%
1,025 Finance Authority of Maine Revenue , Series A-1 ( AGM ) .................. 5.00 12/1/26 1,073
Maryland — 3 .17%
2,000 County of Baltimore MD, GO Continuously Callable @100 ................ 4.00 3/1/33 2,143
860 County of Frederick MD, GO Continuously Callable @100 ................ 5.00 4/1/37 1,030
1,190 County of Howard MD, GO , Series A Continuously Callable @100 ........... 5.00 8/15/34 1,437
2,905 County of Montgomery MD, GO , Series A Continuously Callable @100 ....... 4.00 8/1/31 3,160
2,090 Maryland State Transportation Authority Passenger Facility Charge Revenue ( AMT ) 5.00 6/1/28 2,282
2,500 State of Maryland Department of Transportation Revenue Continuously Callable
@100 ................................................... 5.00 10/1/32 2,909
1,000 State of Maryland Department of Transportation Revenue Continuously Callable
@100 ................................................... 4.00 10/1/32 1,042
1,240 State of Maryland, GO , Series A Continuously Callable @100 .............. 5.00 3/15/31 1,432
15,435
Massachusetts — 1 .79%
780 Commonwealth of Massachusetts, GO , Series A Continuously Callable @100 ... 5.00 5/1/35 941
3,000 Commonwealth of Massachusetts, GO , Series A ( AMBAC ) ................. 5.50 8/1/30 3,527
1,400 Massachusetts Educational Financing Authority Revenue , Series B ( AMT ) ...... 5.00 7/1/29 1,504
1,000 Massachusetts Educational Financing Authority Revenue ( AMT ) ............. 5.00 1/1/25 1,015
1,500 Massachusetts Port Authority Revenue , Series A ( AMT ) ................... 5.00 7/1/32 1,739
8,726
Michigan — 3 .32%
1,250 Great Lakes Water Authority Sewage Disposal System Revenue , Series A
Continuously Callable @100 .................................. 5.00 7/1/37 1,477
1,100 Michigan Finance Authority Revenue ................................ 5.00 10/1/29 1,253
1,280 Michigan Finance Authority Revenue , Series B ......................... 5.00 10/1/30 1,486
6,000 Michigan Finance Authority Revenue , Callable 5/16/26 @ 100.00 ............ 5.00(a) 11/15/44 6,277
1,000 Michigan Finance Authority Revenue Continuously Callable @100 ........... 5.50 12/1/29 1,032
1,450 Michigan State Building Authority Revenue ........................... 5.00 4/15/25 1,489
2,960 Utica Community Schools/MI, GO ( Q-SBLF ) .......................... 5.00 5/1/26 3,119
16,133

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Minnesota — 2 .84%
$ 1,000 Minneapolis-St Paul Metropolitan Airports Commission Revenue , Series C ..... 5.00 1/1/26 $ 1,045
1,985 Minnesota Housing Finance Agency Revenue , Series B ................... 5.00 8/1/28 2,172
1,240 Minnesota Housing Finance Agency Revenue , Series B ................... 5.00 8/1/29 1,376
2,195 Minnesota Housing Finance Agency Revenue , Series B ................... 5.00 8/1/30 2,471
1,345 State of Minnesota Certificates of Participation ......................... 5.00 11/1/33 1,640
1,260 State of Minnesota, GO , Series E ................................... 5.00 8/1/30 1,471
3,000 State of Minnesota, GO , Series B Continuously Callable @100 .............. 5.00 8/1/35 3,636
13,811
Missouri — 1 .11%
2,400 Health & Educational Facilities Authority of the State of Missouri Revenue , Series
A ...................................................... 5.00 6/1/25 2,459
2,505 The Curators of the University of Missouri Revenue , Series B ............... 5.00 11/1/30 2,928
5,387
Nebraska — 0 .78%
1,000 City of Omaha NE Sewer Revenue , Series A Continuously Callable @100 ...... 4.00 4/1/31 1,086
1,000 City of Omaha NE Sewer Revenue , Series A Continuously Callable @100 ...... 4.00 4/1/32 1,082
1,350 Omaha Public Power District Revenue , Series B Continuously Callable @100 ... 5.00 2/1/34 1,617
3,785
Nevada — 2 .30%
2,915 Clark County School District, GO , Series A Continuously Callable @100 ( AGM ) . 5.00 6/15/32 3,342
1,000 Clark County School District, GO , Series A ............................ 5.00 6/15/26 1,054
5,435 Las Vegas Valley Water District, GO , Series C Continuously Callable @100 .... 4.00 6/1/34 5,974
800 Nevada System of Higher Education Certificates of Participation , Series A
Continuously Callable @100 .................................. 5.00 7/1/26 810
11,180
New Jersey — 3 .45%
1,000 New Jersey Economic Development Authority Revenue , Series RRR ......... 5.00 3/1/28 1,092
1,210 New Jersey Economic Development Authority Revenue ................... 5.00 6/15/28 1,322
430 New Jersey Economic Development Authority Revenue Continuously Callable
@100 ................................................... 5.00 11/1/30 482
1,000 New Jersey Educational Facilities Authority Revenue , Series C .............. 5.00 3/1/31 1,190
1,725 New Jersey Higher Education Student Assistance Authority Revenue , Series B
( AMT ) .................................................. 5.00 12/1/29 1,899
750 New Jersey Transportation Trust Fund Authority Revenue , Series AA Continuously
Callable @100 ............................................ 5.00 6/15/36 872
1,000 New Jersey Transportation Trust Fund Authority Revenue , Series AA ......... 5.00 6/15/30 1,133
1,750 New Jersey Transportation Trust Fund Authority Revenue , Series BB Continuously
Callable @100 ............................................ 5.00 6/15/36 2,027
4,295 New Jersey Turnpike Authority Revenue , Series A Continuously Callable @100 . 5.00 1/1/31 4,480
1,100 State of New Jersey, GO , Series A ................................... 4.00 6/1/31 1,200
1,035 Tobacco Settlement Financing Corp. Revenue , Series A Continuously Callable
@100 ................................................... 5.00 6/1/33 1,094
16,791
New Mexico — 0 .78%
1,025 Albuquerque Municipal School District No. 12, GO Continuously Callable @100
( State Aid Withholding ) ...................................... 5.00 8/1/29 1,136
2,590 New Mexico Educational Assistance Foundation Revenue , Series 1-A ( AMT ) .... 5.00 9/1/25 2,659
3,795
New York — 7 .35%
2,890 City of New York NY, GO , Series 1-A Continuously Callable @100 .......... 5.00 4/1/32 3,338

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
New York (continued)
$ 5,000 City of New York NY, GO , Series C ................................. 5.00 8/1/28 $ 5,554
1,700 Metropolitan Transportation Authority Revenue , Series B Continuously Callable
@100 ................................................... 5.00 11/15/29 1,798
2,410 New York City Municipal Water Finance Authority Revenue , Series BB-2
Continuously Callable @100 .................................. 5.00 6/15/27 2,523
3,000 New York City Municipal Water Finance Authority Revenue , Series DD
Continuously Callable @100 .................................. 5.00 6/15/34 3,685
855 New York City Transitional Finance Authority Future Tax Secured Revenue , Series
E-1 .................................................... 5.00 11/1/28 956
1,000 New York City Transitional Finance Authority Future Tax Secured Revenue , Series
B-1 Continuously Callable @100 ............................... 5.00 8/1/29 1,009
1,500 New York City Transitional Finance Authority Revenue , Series D-1 Continuously
Callable @100 ............................................ 5.00 11/1/36 1,814
1,000 New York State Dormitory Authority Revenue , Series A Continuously Callable
@100 ................................................... 5.00 2/15/31 1,073
4,710 New York State Thruway Authority Revenue , Series A Continuously Callable @100 5.00 3/15/35 5,583
1,165 New York State Urban Development Corp. Revenue , Series A Continuously Callable
@100 ................................................... 5.00 3/15/35 1,400
1,795 New York Transportation Development Corp. Revenue ( AMT ) .............. 5.00 12/1/27 1,911
4,970 Port Authority of New York & New Jersey Revenue , Series 207 Continuously
Callable @100 ( AMT ) ....................................... 4.00 3/15/30 5,086
35,730
North Carolina — 0 .72%
1,000 County of Wake NC Revenue ...................................... 5.00 9/1/28 1,122
1,100 County of Wake NC, GO , Series A .................................. 5.00 2/1/30 1,269
1,000 The Charlotte-Mecklenburg Hospital Authority Revenue .................. 5.00(a) 1/15/50 1,098
3,489
Ohio — 4 .05%
2,200 American Municipal Power, Inc. Revenue , Series A Continuously Callable @100 . 5.00 2/15/27 2,205
3,000 Buckeye Tobacco Settlement Financing Authority Revenue , Series A-2 , Class - 1
Continuously Callable @100 .................................. 5.00 6/1/32 3,221
1,450 City of Columbus OH Sewerage Revenue Continuously Callable @100 ........ 5.00 6/1/29 1,537
820 City of Columbus OH, GO , Series A Continuously Callable @100 ........... 5.00 8/15/34 1,000
1,000 County of Butler OH Revenue , Series X .............................. 5.00 5/15/29 1,124
245 County of Mahoning OH Revenue Continuously Callable @100 ( NATL ) ....... 5.50 10/15/25 247
800 County of Montgomery OH Revenue Continuously Callable @100 ........... 5.00 8/1/33 910
1,750 Ohio Water Development Authority Revenue , Series A Continuously Callable @100 5.00 12/1/37 2,068
2,000 State of Ohio Revenue ........................................... 2.75(a) 1/1/52 1,991
500 State of Ohio Revenue , Series A Continuously Callable @100 ............... 5.00 1/1/30 547
1,200 State of Ohio, GO , Series V ....................................... 5.00 5/1/28 1,328
1,850 University of Cincinnati Revenue , Series A ............................ 5.00 6/1/27 1,989
775 University of Cincinnati Revenue , Series A ............................ 5.00 6/1/26 815
700 University of Cincinnati Revenue , Series A ............................ 5.00 6/1/25 720
19,702
Oklahoma — 0 .59%
530 Oklahoma Municipal Power Authority Revenue , Series A Continuously Callable
@100 ( AGM ) ............................................. 4.00 1/1/32 581
2,000 Oklahoma Turnpike Authority Revenue , Series A ........................ 5.00 1/1/30 2,276
2,857
Oregon — 1 .94%
1,305 Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis,
GO , Series A ( SCH BD GTY ) .................................. 5.00(a) 6/15/25 1,347
2,500 Multnomah County School District No. 1 Portland/OR, GO ( SCH BD GTY ) .... 5.00 6/15/29 2,833

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Oregon (continued)
$ 2,500 Port of Portland OR Airport Revenue , Series 29 Continuously Callable @100 ( AMT ) 5.00 7/1/35 $ 2,828
2,000 Portland Community College District, GO Continuously Callable @100 ....... 5.00 6/15/35 2,413
9,421
Pennsylvania — 6 .97%
1,000 City of Philadelphia PA Water & Wastewater Revenue , Series B ............. 5.00 11/1/27 1,092
1,000 City of Philadelphia PA Water & Wastewater Revenue , Series B ( AGM ) ........ 5.00 9/1/29 1,132
2,000 City of Philadelphia PA Water & Wastewater Revenue , Series B Continuously
Callable @100 ............................................ 4.00 7/1/35 2,027
2,600 City of Philadelphia PA, GO , Series B Continuously Callable @100 .......... 5.00 2/1/30 2,928
1,735 City of Philadelphia PA, GO , Series B Continuously Callable @100 .......... 5.00 2/1/31 1,931
1,000 Commonwealth Financing Authority Revenue Continuously Callable @100 .... 5.00 6/1/32 1,081
3,500 Commonwealth of Pennsylvania, GO Continuously Callable @100 ( BAM ) ..... 4.00 3/1/35 3,636
850 Easton Area School District, GO , Series A ( State Aid Withholding ) ........... 4.00 4/1/25 864
1,860 Luzerne County Industrial Development Authority Revenue , Callable 12/3/29 @
100.00 ( AMT ) ............................................. 2.45(a) 12/1/39 1,745
2,500 Pennsylvania Economic Development Financing Authority Revenue ( AMT ) ..... 0.00(a)(b) 7/1/41 2,470
3,625 Pennsylvania Economic Development Financing Authority Revenue Continuously
Callable @100 ( AMT ) ....................................... 5.00 12/31/33 4,130
4,075 Pennsylvania Higher Education Assistance Agency Revenue , Series A ( AMT ) .... 5.00 6/1/30 4,432
1,000 Pennsylvania Higher Education Assistance Agency Revenue , Series A ( AMT ) .... 5.00 6/1/29 1,094
625 Pennsylvania Turnpike Commission Revenue , Series B ................... 5.00 12/1/28 698
1,000 The School District of Philadelphia, GO , Series A Continuously Callable @100
( State Aid Withholding ) ...................................... 5.25 9/1/36 1,171
3,225 The School District of Philadelphia, GO , Series A ( State Aid Withholding ) ...... 5.00 9/1/28 3,479
33,910
Rhode Island — 0 .57%
625 Rhode Island Student Loan Authority Revenue , Series A ( AMT ) ............. 5.00 12/1/29 700
1,875 Rhode Island Student Loan Authority Revenue , Series A ( AMT ) ............. 5.00 12/1/29 2,076
2,776
South Carolina — 1 .43%
3,680 County of Charleston SC, GO , Series A ( State Aid Withholding ) ............. 5.00 11/1/26 3,932
1,000 Piedmont Municipal Power Agency Revenue , Series B .................... 5.00 1/1/29 1,083
680 South Carolina Public Service Authority Revenue , Series A ................ 5.00 12/1/27 745
1,000 South Carolina Public Service Authority Revenue , Series A ................ 5.00 12/1/31 1,179
6,939
South Dakota — 0 .37%
1,675 South Dakota Board of Regents Housing & Auxiliary Facilities System Revenue
Continuously Callable @100 .................................. 5.00 4/1/29 1,818
Tennessee — 1 .10%
1,215 County of Hamblen TN, GO ...................................... 5.00 5/1/29 1,378
1,235 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue .............................................. 5.00 5/1/31 1,414
1,000 Metropolitan Government Nashville & Davidson County Health & Educational Facs
Bd Revenue Continuously Callable @100 ......................... 5.00 5/1/35 1,159
1,350 Metropolitan Government of Nashville & Davidson County TN, GO Continuously
Callable @100 ............................................ 4.00 7/1/33 1,413
5,364
Texas — 12 .73%
1,025 Arlington Higher Education Finance Corp. Revenue ( PSF-GTD ) ............. 5.00 8/15/27 1,109
1,230 Arlington Higher Education Finance Corp. Revenue ( PSF-GTD ) ............. 5.00 8/15/28 1,355

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Texas (continued)
$ 2,450 City of Dallas TX, GO Continuously Callable @100 ..................... 5.00 2/15/27 $ 2,505
2,500 City of Houston TX Airport System Revenue , Series C ( AMT ) .............. 5.00 7/1/25 2,547
300 City of Pearland TX, GO Continuously Callable @100 .................... 5.00 3/1/29 323
1,750 City of San Antonio TX Airport System Revenue , Series A ( AMT ) ............ 5.00 7/1/25 1,801
1,000 City of San Antonio TX Airport System Revenue , Series A ( AMT ) ............ 5.00 7/1/26 1,037
1,300 City of San Antonio TX Electric & Gas Systems Revenue , Series B ........... 4.00 2/1/33 1,412
950 Clifton Higher Education Finance Corp. Revenue , Series T Continuously Callable
@100 ( PSF-GTD ) .......................................... 4.00 8/15/34 1,013
1,205 Clifton Higher Education Finance Corp. Revenue ( PSF-GTD ) ............... 5.00 8/15/24 1,217
2,200 Clifton Higher Education Finance Corp. Revenue ( PSF-GTD ) ............... 5.00 8/15/25 2,273
1,250 Conroe Independent School District, GO Continuously Callable @100 ( PSF-GTD ) 5.00 2/15/30 1,285
1,545 County of Harris TX Revenue , Series A Continuously Callable @100 ......... 5.00 8/15/30 1,627
1,750 County of Harris TX Revenue Continuously Callable @100 ................ 5.00 8/15/34 1,800
4,730 Dallas Area Rapid Transit Revenue Continuously Callable @100 ............ 5.00 12/1/33 5,380
2,500 Dallas Independent School District, GO , Series A Continuously Callable @100
( PSF-GTD ) ............................................... 5.00 2/15/27 2,559
1,500 Harris County Cultural Education Facilities Finance Corp. Revenue Continuously
Callable @100 ............................................ 5.00 10/1/27 1,555
1,650 Harris County Cultural Education Facilities Finance Corp. Revenue .......... 5.00 11/15/25 1,714
2,100 Harris County Cultural Education Facilities Finance Corp. Revenue .......... 5.00 11/15/27 2,271
2,300 Love Field Airport Modernization Corp. Revenue ( AMT ) .................. 5.00 11/1/25 2,366
1,040 Love Field Airport Modernization Corp. Revenue Continuously Callable @100 .. 5.00 11/1/28 1,040
1,090 Lower Colorado River Authority Revenue ( AGM ) ....................... 5.00 5/15/29 1,224
1,000 Lower Colorado River Authority Revenue Continuously Callable @100 ( AGM ) .. 5.00 5/15/34 1,194
2,180 Lower Colorado River Authority Revenue Continuously Callable @100 ....... 5.00 5/15/32 2,480
1,000 Lower Colorado River Authority Revenue ............................. 5.00 5/15/26 1,052
3,475 McKinney Independent School District, GO , Series A Continuously Callable @100
( PSF-GTD ) ............................................... 5.00 2/15/31 3,558
250 North Texas Tollway Authority Revenue , Series A Continuously Callable @100 .. 5.00 1/1/25 250
1,335 Spring Independent School District, GO .............................. 5.00 8/15/30 1,544
2,000 Tarrant County Cultural Education Facilities Finance Corp. Revenue , Series A ,
Callable 1/1/32 @ 100.00 .................................... 5.00(a) 7/1/53 2,281
3,500 Texas Municipal Gas Acquisition & Supply Corp. IV Revenue , Series B , Callable
7/1/33 @ 100.00 ........................................... 5.50(a) 1/1/54 3,898
2,230 University of Houston Revenue , Series C Continuously Callable @100 ........ 5.00 2/15/28 2,324
1,200 Waller Consolidated Independent School District, GO ( BAM ) ............... 5.00 2/15/33 1,432
1,300 West Harris County Regional Water Authority Revenue ................... 5.00 12/15/27 1,414
1,000 West Travis County Public Utility Agency Revenue ( BAM ) ................. 5.00 8/15/26 1,057
61,897
Utah — 0 .24%
1,090 Utah Transit Authority Revenue .................................... 5.00 12/15/26 1,168
Virginia — 1 .01%
1,215 City of Chesapeake VA, GO , Series A Continuously Callable @100 .......... 5.00 8/1/31 1,327
1,500 City of Richmond VA Public Utility Revenue (Pre-Refunded/Escrowed to Maturity) 5.00 1/15/29 1,569
850 Hampton Roads Transportation Accountability Commission Revenue , Series A
Continuously Callable @100 .................................. 5.00 7/1/31 991
1,000 Roanoke Economic Development Authority Revenue ..................... 5.00 7/1/25 1,037
4,924
Washington — 3 .86%
1,370 King County School District No. 401 Highline, GO Continuously Callable @100
( SCH BD GTY ) ............................................ 5.00 12/1/31 1,456
1,050 King County School District No. 405 Bellevue, GO Continuously Callable @100
( SCH BD GTY ) ............................................ 5.00 12/1/29 1,158
1,500 Port of Seattle WA Revenue ( AMT ) .................................. 5.00 4/1/26 1,560

HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (continued) — December 31,2023 (Unaudited)
See accompanying notes to financial statements.
Principal
Amount
(000) Security Description Rate %
Maturity
Date
Value
(000)
Municipal Bonds (continued)
Washington (continued)
$ 1,555 Port of Seattle WA Revenue Continuously Callable @100 ( AMT ) ............ 5.00 8/1/33 $ 1,752
790 State of Washington, GO , Series C .................................. 5.00 2/1/32 941
7,065 State of Washington, GO , Series R-2017A Continuously Callable @100 ....... 5.00 8/1/32 7,467
1,300 State of Washington, GO , Series C Continuously Callable @100 ............. 5.00 2/1/33 1,521
1,250 Washington Health Care Facilities Authority Revenue , Series B ............. 5.00 10/1/25 1,288
1,600 Washington Health Care Facilities Authority Revenue , Series B1 , Callable 2/1/24 @
100.00 .................................................. 5.00(a) 8/1/49 1,608
18,751
Wisconsin — 1 .23%
3,455 Public Finance Authority Revenue , Series A-2 .......................... 3.70(a) 10/1/46 3,563
1,225 University of Wisconsin Hospitals & Clinics Revenue , Series A ............. 5.00 4/1/26 1,279
1,100 Wisconsin Health & Educational Facilities Authority Revenue .............. 4.00 11/15/26 1,127
5,969
Total Municipal Bonds .......................................... 457,229
Shares
Investment Companies — 5 .28%
Domestic Fixed Income — 3 .50%
116,927
BlackRock California Municipal Income Trust .......................... 1,406
14,405
BlackRock Municipal 2030 Target Term Trust .......................... 300
58,574
BlackRock Municipal Income Fund, Inc. .............................. 682
49,623
BlackRock MuniYield Fund, Inc. ................................... 535
70,198
BlackRock MuniYield Quality Fund III, Inc. ........................... 817
71,012
DTF Tax-Free Income 2028 Term Fund, Inc. ........................... 763
129,929
DWS Municipal Income Trust ...................................... 1,155
137,822
Eaton Vance California Municipal Bond Fund .......................... 1,261
52,484
Eaton Vance Municipal Bond Fund .................................. 532
101,260
Federated Hermes Premier Municipal Income Fund ...................... 1,113
60,560
Invesco Quality Municipal Income Trust .............................. 576
56,540
MainStay MacKay DefinedTerm Municipal Opportunities Fund .............. 919
181,653
MFS High Income Municipal Trust .................................. 645
185,709
MFS High Yield Municipal Trust .................................... 615
123,697
Nuveen AMT-Free Quality Municipal Income Fund ...................... 1,361
88,013
Nuveen Municipal Credit Income Fund ............................... 1,040
64,491
Nuveen Municipal Value Fund, Inc. .................................. 555
120,490
Nuveen Quality Municipal Income Fund .............................. 1,379
39,879
Pioneer Municipal High Income Advantage Fund, Inc. .................... 320
65,747
Pioneer Municipal High Income Opportunities Fund, Inc. .................. 695
36,627
Western Asset Managed Municipals Fund, Inc. .......................... 372
17,041
Money Market Funds — 1 .78%
8,647,222
BlackRock Liquidity Funds MuniCash ................................ 2.81(c) 8,648
Total Investment Companies ...................................... 25,689

See accompanying notes to financial statements.
HC CAPITAL TRUST
The Intermediate Term Municipal Bond Portfolio
Portfolio of Investments (concluded) — December 31,2023 (Unaudited)
The following table reflects the percentage of total net assets of the Portfolio attributable to each Specialist Manager as of
December 31, 2023
.
Amounts designated as "—" indicate the Specialist Manager did not manage any holdings in that category.
Security Description
Value
(000)
Total Investments (cost $ 486,539 ) — 99 .32% ......................... $ 482,918
Other assets in excess of liabilities — 0 .68% .......................... 3,321
Net Assets — 100.00% .......................................... $ 486,239
AGM—Assured Guaranty Municipal Corporation
AMBAC—American Municipal Bond Assurance Corporation
AMT—Alternative Minimum Tax
BAM—Build America Mutual
GO—General Obligation
PSF-GTD—Public School Fund Guaranteed
Q-SBLF—Qualified School Bond Loan Fund
SCH BD GTY—School Board Guaranty
The Intermediate Term Municipal Bond Portfolio
Insight North
America LLC
Breckinridge
Capital
Advisors, Inc
City of
London
Investment
Management
Company,
Limited
HC Capital
Solutions Total
Municipal Bonds ..................................................................................................... 84.21% 9.83% — — 94.04%
Investment Companies ............................................................................................ 1.45% — 3.50% 0.33% 5.28%
Other Assets (Liabilities) ........................................................................................ 0.52% 0.17% 0.04% -0.05% 0.68%
Total Net Assets ................................................................................................. 86.18% 10.00% 3.54% 0.28% 100.00%

HC CAPITAL TRUST
Statements of Assets and Liabilities
As of December 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)
206
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The Value Equity
Portfolio
The Growth
Equity Portfolio
The Institutional
U.S. Equity
Portfolio
The Small
Capitalization-
Mid Capitalization
Equity Portfolio
ASSETS:
Investments in securities, at value(a) .............................. $ 701,563 $ 838,236 $ 2,496,239 $ 80,671
Cash ............................................................... 343 41 5,798 —
Receivable for portfolio shares issued ............................ — 1,231 1,125 —
Receivable from investments sold ................................ — — 13,182 —
Variation margin receivable on derivatives ....................... — — 7 —
Cash held as collateral at broker for derivatives .................. — — 40,849 —
Dividends and interest receivable ................................. 563 905 2,835 92
Foreign tax reclaims receivable ................................... — 90 126 4
Prepaid expenses .................................................. 17 18 41 7
Total assets ..................................................... 702,486 840,521 2,560,202 80,774
LIABILITIES:
Written options, at fair value (Premiums received $—, $—,
$4,353 and $—, respectively) .................................. — — 1,376 —
Payable for investments purchased ............................... — — 13,506 —
Payable for portfolio shares redeemed ............................ — — 3,309 —
Payable for collateral received on loaned securities .............. — 1,193 1,306 1,178
Variation margin payable on derivatives .......................... — — 214 —
Advisory fees payable ............................................. 43 223 480 6
Administrative services fees payable ............................. 27 31 95 11
Trustee fees payable ............................................... 7 6 36 2
Professional fees payable ......................................... 25 23 130 11
Custodian fees payable ............................................ 12 14 59 5
Other accrued expenses ........................................... 15 17 41 6
Total liabilities .................................................. 129 1,507 20,552 1,219
NET ASSETS ........................................................ $ 702,357 $ 839,014 $ 2,539,650 $ 79,555
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 22 $ 27 $ 160 $ 2
Additional paid-in capital ......................................... 296,675 243,329 2,058,511 44,075
Total distributable earnings/(loss) 405,660 595,660 480,982 35,478
Net Assets ...................................................... $ 702,357 $ 839,016 $ 2,539,653 $ 79,555
NET ASSETS:
HC Strategic Shares ............................................... $ 702,357 $ 839,014 $ 2,539,650 $ 79,555
Total ............................................................ $ 702,357 $ 839,014 $ 2,539,650 $ 79,555
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares ............................................... 22,223 26,818 160,350 2,488
Total ......................................................... 22,223 26,818 160,350 2,488
Net Asset Value, offering and redemption price per share: (b)
HC Strategic Shares ............................................... $ 31.60 $ 31.29 $ 15.84 $ 31.97
Investments in securities, at cost .................................. $ 282,032 $ 242,402 $ 1,793,902 $ 41,970
(a) Includes securities on loan of $0, $1,167, $1,270 and $1,126, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The ESG Growth
Portfolio
The Catholic SRI
Growth Portfolio
The International
Equity Portfolio
The Institutional
International
Equity Portfolio
ASSETS:
Investments in securities, at value(a) .............................. $ 174,655 $ 30,197 $ 545,402 $ 754,893
Cash ............................................................... — — 70 1,570
Foreign currency, at value (Cost $84, $19, $240 and $1,300,
respectively) .................................................... 89 20 582 1,388
Receivable for portfolio shares issued ............................ — — — 34
Receivable from investments sold ................................ — — 21 449
Variation margin receivable on derivatives ....................... — — 13 64
Cash held as collateral at broker for derivatives .................. — — 7,711 14,167
Dividends and interest receivable ................................. 144 27 375 1,109
Foreign tax reclaims receivable ................................... 207 30 2,745 3,843
Prepaid expenses .................................................. 3 5 15 16
Total assets ..................................................... 175,098 30,279 556,934 777,533
LIABILITIES:
Written options, at fair value (Premiums received $—, $—, $756 and $1,270, respectively) ....................................... — — 236 403
Payable for investments purchased ............................... — — 14 473
Payable for portfolio shares redeemed ............................ — — 4 1,562
Payable for collateral received on loaned securities .............. — 4 — 4,712
Advisory fees payable ............................................. 11 — 57 136
Administrative services fees payable ............................. 17 14 37 42
Trustee fees payable ............................................... 2 1 10 12
Professional fees payable ......................................... 20 11 94 93
Custodian fees payable ............................................ 12 8 49 58
Other accrued expenses ........................................... 3 1 13 16
Total liabilities .................................................. 65 39 514 7,507
NET ASSETS ........................................................ $ 175,033 $ 30,240 $ 556,420 $ 770,026
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 12 $ 3 $ 45 $ 75
Additional paid-in capital ......................................... 124,169 19,213 413,397 676,378
Total distributable earnings/(loss) 50,852 11,024 142,978 93,573
Net Assets ...................................................... $ 175,033 $ 30,240 $ 556,420 $ 770,026
NET ASSETS:
HC Strategic Shares ............................................... $ 175,033 $ 30,240 $ 556,420 $ 770,026
Total ............................................................ $ 175,033 $ 30,240 $ 556,420 $ 770,026
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares ............................................... 12,309 2,650 45,052 74,782
Total ......................................................... 12,309 2,650 45,052 74,782
Net Asset Value, offering and redemption price per share: (b)
HC Strategic Shares ............................................... $ 14.22 $ 11.41 $ 12.35 $ 10.30
Investments in securities, at cost .................................. $ 122,375 $ 18,557 $ 311,079 $ 624,963
(a) Includes securities on loan of $0, $4, $0 and $6,905, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The Emerging
Markets Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 691,115 $ 75,859 $ 201,285
Cash ....................................................................................... 418 35 59
Foreign currency, at value (Cost $2,492, $— and $—, respectively) ..................... 2,436 — —
Receivable for portfolio shares issued .................................................... 154 79 52
Receivable from investments sold ........................................................ 35 487 —
Variation margin receivable on derivatives ............................................... 77 — 70
Cash held as collateral at broker for derivatives .......................................... 14,190 — 4,123
Dividends and interest receivable ......................................................... 1,733 373 809
Foreign tax reclaims receivable ........................................................... 22 — —
Prepaid expenses .......................................................................... 17 5 8
Total assets ............................................................................. 710,197 76,838 206,406
LIABILITIES:
Written options, at fair value (Premiums received $1,221, $— and $—, respectively) .. 386 — —
Payable for investments purchased ....................................................... 19 1,305 —
Payable for portfolio shares redeemed .................................................... 489 — 21
Payable for collateral received on loaned securities ...................................... 42 — 1,177
Variation margin payable on derivatives .................................................. — — 148
Accrued foreign capital gains tax ......................................................... 5,428 — —
Advisory fees payable ..................................................................... 112 6 28
Administrative services fees payable ..................................................... 43 14 12
Trustee fees payable ....................................................................... 12 1 2
Professional fees payable ................................................................. 95 3 8
Custodian fees payable .................................................................... 329 4 6
Other accrued expenses ................................................................... 18 2 4
Total liabilities .......................................................................... 6,973 1,335 1,406
NET ASSETS ................................................................................ $ 703,224 $ 75,503 $ 205,000
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 41 $ 9 $ 29
Additional paid-in capital ................................................................. 749,992 82,815 224,731
Total distributable earnings/(loss) (46,809) (7,321) (19,760)
Net Assets .............................................................................. $ 703,224 $ 75,503 $ 205,000
NET ASSETS:
HC Strategic Shares ....................................................................... $ 703,224 $ 75,503 $ 205,000
Total .................................................................................... $ 703,224 $ 75,503 $ 205,000
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares ....................................................................... 40,571 8,772 29,318
Total ................................................................................. 40,571 8,772 29,318
Net Asset Value, offering and redemption price per share: (b)
HC Strategic Shares ....................................................................... $ 17.33 $ 8.61 $ 6.99
Investments in securities, at cost .......................................................... $ 618,855 $ 78,457 $ 200,459
(a) Includes securities on loan of $154, $0 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Assets and Liabilities (continued)
As of December 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)
See accompanying notes to financial statements.
Amounts designated as "—" are $0 or have been rounded to $0.
The U.S.
Government Fixed
Income Securities
Portfolio
The U.S.
Corporate Fixed
Income Securities
Portfolio
The U.S.
Mortgage/Asset
Backed Fixed
Income Securities
Portfolio
ASSETS:
Investments in securities, at value(a) ...................................................... $ 952,920 $ 268,910 $ 228,590
Cash ....................................................................................... 402 — —
Receivable for portfolio shares issued .................................................... 1,241 54 79
Receivable from investments sold ........................................................ 6,675 — —
Cash held as collateral at broker for derivatives .......................................... 2,654 — —
Dividends and interest receivable ......................................................... 2,915 2,753 624
TBA sale commitments receivable ........................................................ — — 393
Prepaid expenses .......................................................................... 26 9 9
Total assets ............................................................................. 966,833 271,726 229,695
LIABILITIES:
Payable to Custodian ...................................................................... — 20 —
Payable for investments purchased ....................................................... 6,786 — 296
Payable for portfolio shares redeemed .................................................... 443 120 103
Payable for collateral received on loaned securities ...................................... — 2,010 —
TBA sale commitments payable .......................................................... — — 15,921
Advisory fees payable ..................................................................... 24 19 10
Administrative services fees payable ..................................................... 38 12 21
Trustee fees payable ....................................................................... 13 2 2
Professional fees payable ................................................................. 48 7 8
Custodian fees payable .................................................................... 22 12 5
Other accrued expenses ................................................................... 18 2 4
Total liabilities .......................................................................... 7,392 2,204 16,370
NET ASSETS ................................................................................ $ 959,441 $ 269,522 $ 213,325
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 111 $ 30 $ 26
Additional paid-in capital ................................................................. 1,012,477 295,604 250,893
Total distributable earnings/(loss) (53,147) (26,112) (37,594)
Net Assets .............................................................................. $ 959,441 $ 269,522 $ 213,325
NET ASSETS:
HC Strategic Shares ....................................................................... $ 959,441 $ 269,522 $ 213,325
Total .................................................................................... $ 959,441 $ 269,522 $ 213,325
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares ....................................................................... 111,289 30,336 25,516
Total ................................................................................. 111,289 30,336 25,516
Net Asset Value, offering and redemption price per share: (b)
HC Strategic Shares ....................................................................... $ 8.62 $ 8.88 $ 8.36
Investments in securities, at cost .......................................................... $ 970,446 $ 280,217 $ 248,740
(a) Includes securities on loan of $0, $1,963 and $0, respectively.
(b) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Assets and Liabilities (concluded)
As of December 31, 2023 (Unaudited)
(Amounts in thousands, except per share amounts)
Amounts designated as "—" are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The Intermediate
Term Municipal
Bond Portfolio
ASSETS:
Investments in securities, at value ................................................................................ $ 64,278 $ 482,918
Cash ............................................................................................................... — 158
Receivable for portfolio shares issued ............................................................................ 632 645
Dividends and interest receivable ................................................................................. 862 5,251
Prepaid expenses .................................................................................................. 20 9
Total assets ..................................................................................................... 65,792 488,981
LIABILITIES:
Payable for investments purchased ............................................................................... — 1,756
Payable for portfolio shares redeemed ............................................................................ 32 505
Advisory fees payable ............................................................................................. 7 396
Administrative services fees payable ............................................................................. 6 27
Trustee fees payable ............................................................................................... 1 7
Professional fees payable ......................................................................................... 2 25
Custodian fees payable ............................................................................................ 1 14
Other accrued expenses ........................................................................................... 2 12
Total liabilities .................................................................................................. 51 2,742
NET ASSETS ........................................................................................................ $ 65,741 $ 486,239
NET ASSETS CONSISTS OF:
Shares of beneficial interest, at par value $ 7 $ 49
Additional paid-in capital ......................................................................................... 70,187 500,332
Total distributable earnings/(loss) (4,453) (14,142)
Net Assets ...................................................................................................... $ 65,741 $ 486,239
NET ASSETS:
HC Strategic Shares ............................................................................................... $ 65,741 $ 486,239
Total ............................................................................................................ $ 65,741 $ 486,239
SHARES OF BENEFICIAL INTEREST OUTSTANDING
(Unlimited number of shares authorized; par value $0.001):
HC Strategic Shares ............................................................................................... 6,807 49,449
Total ......................................................................................................... 6,807 49,449
Net Asset Value, offering and redemption price per share: (a)
HC Strategic Shares ............................................................................................... $ 9.66 $ 9.83
Investments in securities, at cost .................................................................................. $ 64,312 $ 486,539
(a) Per share amounts may not recalculate due to rounding of net assets and/or shares outstanding.

HC CAPITAL TRUST
Statements of Operations
For the Six Months Ended December 31, 2023 (Unaudited)
(Amounts in thousands)
211
See accompanying notes to financial statements.
1
st
Amounts designated as “—” are $0 or have been rounded to $0.
The Value
Equity Portfolio
The Growth
Equity Portfolio
The Institutional
U.S. Equity
Portfolio
The Small
Capitalization-
Mid
Capitalization
Equity Portfolio
INVESTMENT INCOME:
Interest ....................................................................... $ — $ — $ 217 $ —
Dividends (net of foreign withholding tax of $1, $23, $31 and $2, respectively) .............................................................. 5,399 5,254 20,979 594
Income from securities lending, net ......................................... 5 3 104 38
Total Investment Income ................................................. 5,404 5,257 21,300 632
EXPENSES:
Advisory fees ................................................................ 272 610 2,166 34
Management fees ............................................................ 73 88 267 8
Administrative services fees ................................................ 140 167 497 28
Professional fees ............................................................ 56 66 232 13
Transfer agent fees .......................................................... 9 10 39 1
Compliance service fees .................................................... 8 9 35 1
Custodian fees ............................................................... 28 37 107 6
Registration and filing fees .................................................. 10 10 8 9
Trustee fees .................................................................. 26 30 108 3
Other ........................................................................ 48 72 111 7
Total expenses before expenses paid indirectly ...................... 670 1,099 3,570 110
Expenses waived and/or reimbursed by Adviser ...................... (73) (88) (267) (8)
Expenses waived by Administrator ................................... (10) (13) (42) (2)
Less : Expenses paid indirectly ....................................... — (2) (2) —
Net Expenses ....................................................... 587 996 3,259 100
Net Investment Income ...................................................... 4,817 4,261 18,041 532
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..................................................... (1,185) 8,851 229,171 (281)
Net realized gains/(losses) from redemptions in-kind transactions 8,298 28,409 — —
Net realized gains/(losses) from futures transactions ....................... — — 836 8
Net realized gains/(losses) from written options transactions .............. — — 3,426 —
Net realized gains/(losses) from investments ............................... 7,113 37,260 233,433 (273)
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................... 39,516 31,412 (64,749) 5,778
Change in unrealized appreciation/(depreciation) on futures ............... — — (1,286) (3)
Change in unrealized appreciation/(depreciation) on written options ...... — — 2,977 —
Change in unrealized appreciation/(depreciation) on investments .......... 39,516 31,412 (63,058) 5,775
Net realized/unrealized gains/(losses) from investments ................... 46,629 68,672 170,375 5,502
Change in net assets resulting from operations $ 51,446 $ 72,933 $ 188,416 $ 6,034

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2023 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The ESG
Growth
Portfolio
The Catholic
SRI Growth
Portfolio
The
International
Equity Portfolio
The Institutional
International
Equity Portfolio
INVESTMENT INCOME:
Interest ....................................................................... $ — $ — $ 43 $ —
Dividends (net of foreign withholding tax of $105, $21, $1,012 and $869, respectively) .............................................................. 1,378 237 5,874 10,416
Income from securities lending, net ......................................... — — — 10
Total Investment Income ................................................. 1,378 237 5,917 10,426
EXPENSES:
Advisory fees ................................................................ 107 14 298 736
Management fees ............................................................ 18 3 59 83
Administrative services fees ................................................ 57 32 135 174
Professional fees ............................................................ 30 13 125 136
Transfer agent fees .......................................................... 2 — 8 10
Compliance service fees .................................................... 2 — 7 9
Custodian fees ............................................................... 20 11 67 83
Registration and filing fees .................................................. 2 1 10 9
Trustee fees .................................................................. 7 1 22 28
Other ........................................................................ 10 5 27 34
Total expenses before waivers and/or reimbursements ............... 255 80 758 1,302
Expenses waived and/or reimbursed by Adviser ...................... (18) (36) (59) (83)
Expenses waived by Administrator ................................... (3) — (10) (15)
Net Expenses ....................................................... 234 44 689 1,204
Net Investment Income ...................................................... 1,144 193 5,228 9,222
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..................................................... 2,457 (6) 5,504 76
Net realized gains/(losses) from futures transactions ....................... 5 — (2,109) (7,288)
Net realized gains/(losses) from written options transactions .............. — — 812 2,800
Net realized gains/(losses) from investments ............................... 2,462 (6) 4,207 (4,412)
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................... 8,283 2,035 20,734 34,204
Change in unrealized appreciation/(depreciation) on futures ............... (5) — 69 225
Change in unrealized appreciation/(depreciation) on written options ...... — — 419 48
Change in unrealized appreciation/(depreciation) on investments .......... 8,278 2,035 21,222 34,477
Net realized/unrealized gains/(losses) from investments ................... 10,740 2,029 25,429 30,065
Change in net assets resulting from operations $ 11,884 $ 2,222 $ 30,657 $ 39,287

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2023 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Emerging
Markets
Portfolio
The Core Fixed
Income Portfolio
The Corporate
Opportunities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 50 $ 769 $ —
Dividends (net of foreign withholding tax of $1,370, $— and $—, respectively) ................ 12,453 622 7,020
Income from securities lending, net ............................................................... 13 — 4
Total Investment Income ....................................................................... 12,516 1,391 7,024
EXPENSES:
Advisory fees ...................................................................................... 725 41 190
Management fees .................................................................................. 76 8 22
Administrative services fees ...................................................................... 165 52 54
Professional fees .................................................................................. 119 7 19
Transfer agent fees ................................................................................ 10 1 3
Compliance service fees .......................................................................... 9 1 3
Custodian fees ..................................................................................... 435 9 14
Registration and filing fees ........................................................................ 8 5 6
Trustee fees ........................................................................................ 28 3 9
Other .............................................................................................. 34 5 12
Total expenses before waivers and/or reimbursements ..................................... 1,609 132 332
Expenses waived and/or reimbursed by Adviser ............................................ (76) (8) (22)
Expenses waived by Administrator ......................................................... (13) (1) (5)
Net Expenses ............................................................................. 1,520 123 305
Net Investment Income ............................................................................ 10,996 1,268 6,719
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities and foreign currency translations ..... (6,724) (1,222) 543
Net realized gains/(losses) from futures transactions ............................................. (4,529) — (478)
Net realized gains/(losses) from written options transactions .................................... 1,654 — —
Net realized gains/(losses) from swap transactions ............................................... (5,516) — —
Net realized gains/(losses) from investments ..................................................... (15,115) (1,222) 65
Change in unrealized appreciation/(depreciation) on investment transactions and foreign currency translations ........................................................................... 33,261 2,318 1,500
Change in unrealized appreciation/(depreciation) on futures ..................................... 2,917 — 4,118
Change in unrealized appreciation/(depreciation) on written options ............................ 495 — —
Change in unrealized appreciation/(depreciation) on swaps ...................................... 2,176 — —
Change in unrealized appreciation/(depreciation) on investments ................................ 38,849 2,318 5,618
Net realized/unrealized gains/(losses) from investments ......................................... 23,734 1,096 5,683
Change in net assets resulting from operations $ 34,730 $ 2,364 $ 12,402

HC CAPITAL TRUST
Statements of Operations (continued)
For the Six Months Ended December 31, 2023 (Unaudited)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S.
Government
Fixed Income
Securities
Portfolio
The U.S.
Corporate
Fixed Income
Securities
Portfolio
The U.S.
Mortgage/
Asset Backed
Fixed Income
Securities
Portfolio
INVESTMENT INCOME:
Interest ............................................................................................. $ 7,188 $ 4,852 $ 2,874
Dividends (net of foreign withholding tax of $—, $— and $—, respectively) ................... 11,221 857 797
Income from securities lending, net ............................................................... — 26 —
Total Investment Income ....................................................................... 18,409 5,735 3,671
EXPENSES:
Advisory fees ...................................................................................... 156 114 58
Management fees .................................................................................. 100 28 23
Administrative services fees ...................................................................... 194 63 89
Professional fees .................................................................................. 84 18 18
Transfer agent fees ................................................................................ 14 3 3
Compliance service fees .......................................................................... 13 3 2
Custodian fees ..................................................................................... 38 33 13
Registration and filing fees ........................................................................ 8 8 8
Trustee fees ........................................................................................ 40 9 9
Other .............................................................................................. 37 11 11
Total expenses before waivers and/or reimbursements ..................................... 684 290 234
Expenses waived and/or reimbursed by Adviser ............................................ (100) (28) (23)
Expenses waived by Administrator ......................................................... (11) (5) (3)
Net Expenses ............................................................................. 573 257 208
Net Investment Income ............................................................................ 17,836 5,478 3,463
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ........................................ (22,968) (6,929) (333)
Net realized gains/(losses) from futures transactions ............................................. (1,057) — —
Net realized gains/(losses) from written options transactions .................................... 728 — —
Net realized gains/(losses) from investments ..................................................... (23,297) (6,929) (333)
Change in unrealized appreciation/(depreciation) on investment transactions ................... 33,245 13,468 3,311
Change in unrealized appreciation/(depreciation) on futures ..................................... 5,069 — —
Change in unrealized appreciation/(depreciation) on written options ............................ (1) — —
Change in unrealized appreciation/(depreciation) on investments ................................ 38,313 13,468 3,311
Net realized/unrealized gains/(losses) from investments ......................................... 15,016 6,539 2,978
Change in net assets resulting from operations $ 32,852 $ 12,017 $ 6,441

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Operations (concluded)
For the Six Months Ended December 31, 2023 (Unaudited)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Short-Term
Municipal Bond
Portfolio
The
Intermediate
Term Municipal
Bond Portfolio
INVESTMENT INCOME:
Interest .................................................................................................................. $ 788 $ 5,872
Dividends (net of foreign withholding tax of $— and $—, respectively) ............................................. 15 404
Total Investment Income ............................................................................................ 803 6,276
EXPENSES:
Advisory fees ........................................................................................................... 43 464
Management fees ....................................................................................................... 8 52
Administrative services fees ........................................................................................... 29 114
Professional fees ....................................................................................................... 7 54
Transfer agent fees ..................................................................................................... 1 8
Compliance service fees ............................................................................................... 1 7
Custodian fees .......................................................................................................... 4 26
Registration and filing fees ............................................................................................. 6 5
Trustee fees ............................................................................................................. 4 22
Other ................................................................................................................... 11 24
Total expenses before waivers and/or reimbursements .......................................................... 114 776
Expenses waived and/or reimbursed by Adviser ................................................................. (8) (52)
Expenses waived by Administrator .............................................................................. (2) (7)
Net Expenses .................................................................................................. 104 717
Net Investment Income ................................................................................................. 699 5,559
NET REALIZED/UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
Net realized gains/(losses) from investment in securities ............................................................. (352) (2,705)
Net realized gains/(losses) from investments .......................................................................... (352) (2,705)
Change in unrealized appreciation/(depreciation) on investment transactions ........................................ 1,111 11,721
Change in unrealized appreciation/(depreciation) on investments ..................................................... 1,111 11,721
Net realized/unrealized gains/(losses) from investments .............................................................. 759 9,016
Change in net assets resulting from operations $ 1,458 $ 14,575

HC CAPITAL TRUST
Statements of Changes in Net Assets
(Amounts in thousands)
216
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Value Equity Portfolio
The Growth Equity
Portfolio
The Institutional U.S.
Equity Portfolio
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 4,817 $ 8,961 $ 4,261 $ 8,302 $ 18,041 $ 44,113
Net realized gains/(losses) from investments ................. 7,113 (219) 37,260 10,923 233,433 69,372
Change in unrealized appreciation/(depreciation) from
investments ................................................. 39,516 98,519 31,412 123,998 (63,058) 287,740
Change in net assets resulting from operations .................. 51,446 107,261 72,933 143,223 188,416 401,225
Distributions to Shareholders:
HC Strategic Shares
From net investment income and/or net
realized capital gains .................................... (7,014) (11,649) (16,245) (53,425) (277,621) (159,311)
Change in net assets resulting from distributions ................ (7,014) (11,649) (16,245) (53,425) (277,621) (159,311)
HC Strategic Shares
Proceeds from shares issued .................................. $ 11,009 $ 2,496 $ 34,128 $ 12,480 $ 66,320 $ 436,447
Proceeds from reinvestment of dividends ..................... 5,402 9,063 11,910 41,441 270,489 149,012
Cost of shares redeemed ...................................... (24,293) (25,929) (70,292) (44,083) (177,355) (613,675)
Change in net assets from HC Strategic Shares of beneficial
interest ......................................................... (7,882) (14,370) (24,254) 9,838 159,454 (28,216)
Change in net assets from shares of beneficial interest ....... $ (7,882) $ (14,370) $ (24,254) $ 9,838 $ 159,454 $ (28,216)
Change in net assets .............................................. 36,550 81,242 32,434 99,636 70,249 217,161
Net Assets:
Beginning of period ........................................... 665,807 584,565 806,580 706,876 2,469,401 2,252,240
End of period .................................................. $ 702,357 $ 665,807 $ 839,014 $ 806,580 $ 2,539,650 $ 2,469,401
Share Transactions:
HC Strategic Shares
Issued ....................................................... 370 86 1,140 618 3,999 28,683
Reinvested .................................................. 173 344 382 1,694 17,081 10,249
Redeemed .................................................. (810) (974) (2,348) (1,817) (10,707) (39,796)
Change in HC Strategic Shares ............................... (267) (544) (826) 495 10,373 (864)
Total change in shares ...................................... (267) (544) (826) 495 10,373 (864)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Small Capitalization-
Mid Capitalization Equity
Portfolio The ESG Growth Portfolio
The Catholic SRI Growth
Portfolio
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 532 $ 965 $ 1,144 $ 2,407 $ 193 $ 456
Net realized gains/(losses) from investments ................. (273) 575 2,462 (816) (6) (29)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 5,775 7,992 8,278 21,035 2,035 4,299
Change in net assets resulting from operations .................. 6,034 9,532 11,884 22,626 2,222 4,726
Distributions to Shareholders:
HC Strategic Shares
From net investment income and/or net
realized capital gains .................................... (594) (984) (3,105) (2,404) (247) (649)
Tax return of capital ........................................ — (8) — — — —
Change in net assets resulting from distributions ................ (594) (992) (3,105) (2,404) (247) (649)
HC Strategic Shares
Proceeds from shares issued .................................. $ — $ 123 $ 362 $ 112 $ — $ 3,749
Proceeds from reinvestment of dividends ..................... 404 671 1,902 217 247 649
Cost of shares redeemed ...................................... (1,522) (3,336) (127) (94) (1,038) (1,944)
Change in net assets from HC Strategic Shares of beneficial
interest ......................................................... (1,118) (2,542) 2,137 235 (791) 2,454
Change in net assets from shares of beneficial interest ....... $ (1,118) $ (2,542) $ 2,137 $ — $ (791) $ 2,454
Change in net assets .............................................. 4,322 5,998 10,916 20,457 1,184 6,531
Net Assets:
Beginning of period ........................................... 75,233 69,235 164,117 143,660 29,056 22,525
End of period .................................................. $ 79,555 $ 75,233 $ 175,033 $ 164,117 $ 30,240 $ 29,056
Share Transactions:
HC Strategic Shares
Issued ....................................................... — 4 27 8 — 382
Reinvested .................................................. 13 24 135 17 22 68
Redeemed .................................................. (52) (117) (10) (7) (100) (196)
Change in HC Strategic Shares ............................... (39) (89) 152 18 (78) 254
Total change in shares ...................................... (39) (89) 152 18 (78) 254

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The International Equity
Portfolio
The Institutional
International Equity
Portfolio
The Emerging Markets
Portfolio
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 5,228 $ 13,982 $ 9,222 $ 16,462 $ 10,996 $ 20,043
Net realized gains/(losses) from investments ................. 4,207 4,396 (4,412) 26,794 (15,115) (11,629)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 21,222 72,015 34,477 60,599 38,849 6,947
Change in net assets resulting from operations .................. 30,657 90,393 39,287 103,855 34,730 15,361
Distributions to Shareholders:
HC Strategic Shares
From net investment income and/or net
realized capital gains .................................... (7,922) (13,334) (3,595) (10,428) (27,920) (13,347)
Tax return of capital ........................................ — — — (6,505) — —
Change in net assets resulting from distributions ................ (7,922) (13,334) (3,595) (16,933) (27,920) (13,347)
HC Strategic Shares
Proceeds from shares issued .................................. $ 5,119 $ 11,568 $ 18,474 $ 211,763 $ 10,425 $ 83,010
Proceeds from reinvestment of dividends ..................... 5,279 9,140 3,161 14,735 21,864 10,376
Cost of shares redeemed ...................................... (21,870) (88,818) (66,679) (330,441) (38,743) (108,931)
Change in net assets from HC Strategic Shares of beneficial
interest ......................................................... (11,472) (68,110) (45,044) (103,943) (6,454) (15,545)
Change in net assets from shares of beneficial interest ....... $ (11,472) $ (68,110) $ (45,044) $ (103,943) $ (6,454) $ (15,545)
Change in net assets .............................................. 11,263 8,949 (9,352) (17,021) 356 (13,531)
Net Assets:
Beginning of period ........................................... 545,157 536,208 779,378 796,399 702,868 716,399
End of period .................................................. $ 556,420 $ 545,157 $ 770,026 $ 779,378 $ 703,224 $ 702,868
Share Transactions:
HC Strategic Shares
Issued ....................................................... 437 1,056 1,907 21,809 609 5,146
Reinvested .................................................. 434 762 312 1,483 1,287 643
Redeemed .................................................. (1,863) (8,389) (6,804) (37,387) (2,239) (6,470)
Change in HC Strategic Shares ............................... (992) (6,571) (4,585) (14,095) (343) (681)
Total change in shares ...................................... (992) (6,571) (4,585) (14,095) (343) (681)

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The Core Fixed Income
Portfolio
The Corporate
Opportunities Portfolio
The U.S. Government
Fixed Income Securities
Portfolio
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 1,268 $ 2,214 $ 6,719 $ 10,721 $ 17,836 $ 32,735
Net realized gains/(losses) from investments ................. (1,222) (2,979) 65 4,568 (23,297) (15,221)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 2,318 339 5,618 268 38,313 (26,900)
Change in net assets resulting from operations .................. 2,364 (426) 12,402 15,557 32,852 (9,386)
Distributions to Shareholders:
HC Strategic Shares
From net investment income and/or net
realized capital gains .................................... (1,296) (2,209) (7,702) (10,121) (18,005) (32,745)
Change in net assets resulting from distributions ................ (1,296) (2,209) (7,702) (10,121) (18,005) (32,745)
HC Strategic Shares
Proceeds from shares issued .................................. $ 5,392 $ 20,278 $ 7,326 $ 18,323 $ 62,714 $ 466,271
Proceeds from reinvestment of dividends ..................... 1,284 2,205 7,487 9,717 12,844 23,950
Cost of shares redeemed ...................................... (3,760) (5,823) (36,734) (70,341) (50,835) (156,686)
Change in net assets from HC Strategic Shares of beneficial
interest ......................................................... 2,916 16,660 (21,921) (42,301) 24,723 333,535
Change in net assets from shares of beneficial interest ....... $ 2,916 $ 16,660 $ (21,921) $ (42,301) $ 24,723 $ 333,535
Change in net assets .............................................. 3,984 14,025 (17,222) (36,865) 39,569 291,404
Net Assets:
Beginning of period ........................................... 71,519 57,494 222,222 259,087 919,872 628,468
End of period .................................................. $ 75,503 $ 71,519 $ 205,000 $ 222,222 $ 959,441 $ 919,872
Share Transactions:
HC Strategic Shares
Issued ....................................................... 646 2,324 1,066 2,716 7,465 52,796
Reinvested .................................................. 153 259 1,086 1,458 1,525 2,818
Redeemed .................................................. (449) (679) (5,326) (10,509) (6,037) (18,208)
Change in HC Strategic Shares ............................... 350 1,904 (3,174) (6,335) 2,953 37,406
Total change in shares ...................................... 350 1,904 (3,174) (6,335) 2,953 37,406

HC CAPITAL TRUST
Statements of Changes in Net Assets (continued)
(Amounts in thousands)
See accompanying notes to financial statements.
Amounts designated as “—” are $0 or have been rounded to $0.
The U.S. Corporate Fixed
Income Securities Portfolio
The U.S. Mortgage/Asset
Backed Fixed Income
Securities Portfolio
The Short-Term Municipal
Bond Portfolio
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................ $ 5,478 $ 9,251 $ 3,463 $ 6,075 $ 699 $ 1,446
Net realized gains/(losses) from investments ................. (6,929) (7,308) (333) (517) (352) (3,140)
Change in unrealized appreciation/(depreciation) from
investments ................................................. 13,468 3,807 3,311 (7,824) 1,111 1,995
Change in net assets resulting from operations .................. 12,017 5,750 6,441 (2,266) 1,458 301
Distributions to Shareholders:
HC Strategic Shares
From net investment income and/or net
realized capital gains .................................... (5,607) (9,281) (3,595) (6,210) (717) (1,460)
Change in net assets resulting from distributions ................ (5,607) (9,281) (3,595) (6,210) (717) (1,460)
HC Strategic Shares
Proceeds from shares issued .................................. $ 14,429 $ 33,977 $ 9,001 $ 32,140 $ 4,983 $ 25,006
Proceeds from reinvestment of dividends ..................... 4,179 6,621 2,671 4,428 651 1,319
Cost of shares redeemed ...................................... (21,559) (28,703) (18,887) (23,651) (10,042) (95,778)
Change in net assets from HC Strategic Shares of beneficial
interest ......................................................... (2,951) 11,895 (7,215) 12,917 (4,408) (69,453)
Change in net assets from shares of beneficial interest ....... $ (2,951) $ 11,895 $ (7,215) $ 12,917 $ (4,408) $ (69,453)
Change in net assets .............................................. 3,459 8,364 (4,369) 4,441 (3,667) (70,612)
Net Assets:
Beginning of period ........................................... 266,063 257,699 217,694 213,253 69,408 140,020
End of period .................................................. $ 269,522 $ 266,063 $ 213,325 $ 217,694 $ 65,741 $ 69,408
Share Transactions:
HC Strategic Shares
Issued ....................................................... 1,676 3,900 1,112 3,831 521 2,611
Reinvested .................................................. 488 766 331 533 68 138
Redeemed .................................................. (2,518) (3,285) (2,332) (2,816) (1,049) (10,065)
Change in HC Strategic Shares ............................... (354) 1,381 (889) 1,548 (460) (7,316)
Total change in shares ...................................... (354) 1,381 (889) 1,548 (460) (7,316)

See accompanying notes to financial statements.
HC CAPITAL TRUST
Statements of Changes in Net Assets (concluded)
(Amounts in thousands)
Amounts designated as “—” are $0 or have been rounded to $0.
The Intermediate Term
Municipal Bond Portfolio
Six Months
Ended
December
31, 2023
(Unaudited)
For the Year
Ended
June 30,
2023
Operations:
Net investment income ........................................................................................................... $ 5,559 $ 7,474
Net realized gains/(losses) from investments .................................................................................... (2,705) (3,801)
Change in unrealized appreciation/(depreciation) from investments ............................................................ 11,721 4,340
Change in net assets resulting from operations ..................................................................................... 14,575 8,013
Distributions to Shareholders:
HC Strategic Shares
From net investment income and/or net
realized capital gains ....................................................................................................... (5,689) (7,421)
Change in net assets resulting from distributions ................................................................................... (5,689) (7,421)
HC Strategic Shares
Proceeds from shares issued ..................................................................................................... $ 21,473 $ 204,064
Proceeds from merger (Note 9) .................................................................................................. — 70,657
Proceeds from reinvestment of dividends ........................................................................................ 5,126 6,854
Cost of shares redeemed ......................................................................................................... (26,628) (175,883)
Change in net assets from HC Strategic Shares of beneficial interest .............................................................. (29) 105,692
Change in net assets from shares of beneficial interest .......................................................................... $ (29) $ 105,692
Change in net assets ................................................................................................................. 8,857 106,284
Net Assets:
Beginning of period .............................................................................................................. 477,382 371,098
End of period ..................................................................................................................... $ 486,239 $ 477,382
Share Transactions:
HC Strategic Shares
Issued .......................................................................................................................... 2,234 21,290
Issued from merger (Note 9) .................................................................................................. — 7,303
Reinvested ..................................................................................................................... 535 712
Redeemed ..................................................................................................................... (2,761) (18,418)
Change in HC Strategic Shares .................................................................................................. 8 10,887
Total change in shares ......................................................................................................... 8 10,887

HC CAPITAL TRUST
Financial Highlights
Selected data for a share outstanding throughout the periods indicated.
222
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)
Net
Expenses(c)
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Value Equity Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$29.60 $0.22 $2.09 $2.31 $(0.24) $(0.07) $(0.31) $31.60 7.84% 0.20% 0.18% 1.44% $702,357 3%
Year Ended June 30, 2023 ...............
25.38 0.39 4.34 4.73 (0.40) (0.11) (0.51) 29.60 18.91% 0.22% 0.22% 1.47% 665,807 5%
Year Ended June 30, 2022 ...............
29.70 0.35 (4.17) (3.82) (0.34) (0.16) (0.50) 25.38 (13.10)% 0.22% 0.22% 1.17% 584,565 8%
Year Ended June 30, 2021 ...............
21.23 0.31 8.48 8.79 (0.32) — (0.32) 29.70 41.63% 0.22% 0.22% 1.20% 697,117 6%
Year Ended June 30, 2020 ...............
20.21 0.35 1.03 1.38 (0.35) (0.01) (0.36) 21.23 6.89% 0.22% 0.22% 1.68% 538,326 19%
Year Ended June 30, 2019 ...............
19.95 0.40 1.34 1.74 (0.41) (1.07) (1.48) 20.21 9.78% 0.21% 0.21% 2.05% 583,757 74%
The Growth Equity Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$29.18 $0.16 $2.56 $2.72 $(0.18) $(0.43) $(0.61) $31.29 9.33% 0.27% 0.28% 1.05% $839,014 4%
Year Ended June 30, 2023 ...............
26.04 0.30 4.82 5.12 (0.31) (1.67) (1.98) 29.18 21.14% 0.27% 0.27% 1.12% 806,580 11%
Year Ended June 30, 2022 ...............
33.87 0.28 (5.17) (4.89) (0.28) (2.66) (2.94) 26.04 (16.30)% 0.27% 0.27% 0.85% 706,876 12%
Year Ended June 30, 2021 ...............
25.84 0.25 9.63 9.88 (0.26) (1.59) (1.85) 33.87 39.43% 0.27% 0.27% 0.84% 933,398 15%
Year Ended June 30, 2020 ...............
24.52 0.31 2.37 2.68 (0.33) (1.03) (1.36) 25.84 11.17% 0.26% 0.26% 1.26% 736,840 37%
Year Ended June 30, 2019 ...............
23.54 0.30 2.30 2.60 (0.30) (1.32) (1.62) 24.52 12.22% 0.25% 0.25% 1.28% 802,838 41%
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)
Net
Expenses(c)
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Institutional U.S. Equity Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ...
$16.46 $0.12 $1.18 $1.30 $(0.14) $(1.78) $— $(1.92) $15.84 7.94% 0.29% 0.30% 1.47% $2,539,650 42%
Year Ended June 30, 2023 ........
14.93 0.27 2.22 2.49 (0.26) (0.70) — (0.96) 16.46 17.61% 0.28% 0.28% 1.74% 2,469,401 39%
Year Ended June 30, 2022 ........
22.87 0.15 (2.54) (2.39) (0.16) (5.39) — (5.55) 14.93 (15.30)% 0.28% 0.28% 0.77% 2,252,240 43%
Year Ended June 30, 2021 ........
17.12 0.17 6.79 6.96 (0.18) (1.03) — (1.21) 22.87 41.89% 0.28% 0.28% 0.87% 2,434,118 29%
Year Ended June 30, 2020 ........
18.53 0.23 1.98 2.21 (0.21) (3.41) — (3.62) 17.12 12.71% 0.24% 0.24% 1.36% 2,724,391 74%
Year Ended June 30, 2019 ........
18.25 0.24 1.59 1.83 (0.24) (1.31) — (1.55) 18.53 11.46% 0.23% 0.23% 1.31% 1,535,959 70%
The Small Capitalization-Mid Capitalization Equity Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ...
$29.77 $0.21 $2.23 $2.44 $(0.24) $— $— $(0.24) $31.97 8.21% 0.30% 0.27% 1.44% $79,555 41%
Year Ended June 30, 2023 ........
26.47 0.37 3.32 3.69 (0.38) (0.01) —(d) (0.39) 29.77 14.03% 0.31% 0.31% 1.32% 75,233 81%
Year Ended June 30, 2022 ........
36.85(e) 0.12 (8.01) (7.89) (0.12) (2.37) — (2.49) 26.47 (22.74)% 0.51% 0.51% 0.35% 69,235 64%
Year Ended June 30, 2021 ........
23.30 0.08 13.58 13.66 (0.11) — — (0.11) 36.85(e) 58.67% 0.49% 0.49% 0.25% 97,817 32%
Year Ended June 30, 2020 ........
26.25 0.15 (1.82) (1.67) (0.18) (1.10) — (1.28) 23.30 (6.83)% 0.53% 0.52% 0.64% 68,527 87%
Year Ended June 30, 2019 ........
29.52 0.10 (0.77) (0.67) (0.13) (2.47) — (2.60) 26.25 (0.81)% 0.68% 0.67% 0.36% 95,614 79%
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Amount rounds to less than $0.005 per share.
(e) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)
Net
Expenses(c)
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The ESG Growth Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$13.50 $0.09 $0.89 $0.98 $(0.11) $(0.15) $(0.26) $14.22 7.25% 0.31% 0.28% 1.38% $175,033 2%
Year Ended June 30, 2023 ...............
11.83 0.20 1.67 1.87 (0.19) (0.01) (0.20) 13.50 15.91% 0.38% 0.38% 1.59% 164,117 12%
Year Ended June 30, 2022 ...............
14.56 0.19 (2.23) (2.04) (0.21) (0.48) (0.69) 11.83 (14.80)% 0.39% 0.39% 1.36% 143,660 10%
Year Ended June 30, 2021 ...............
10.72 0.16 3.98 4.14 (0.17) (0.13) (0.30) 14.56 39.02% 0.36% 0.36% 1.28% 170,492 8%
Year Ended June 30, 2020 ...............
10.92 0.18 0.32 0.50 (0.19) (0.51) (0.70) 10.72 4.49% 0.36% 0.34% 1.66% 132,452 31%
Year Ended June 30, 2019 ...............
11.42 0.28 (0.10) 0.18 (0.30) (0.38) (0.68) 10.92 2.06% 0.34% 0.34% 2.52% 148,978 172%
The Catholic SRI Growth Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$10.65 $0.07 $0.78 $0.85 $(0.09) $— $(0.09) $11.41 8.03% 0.56% 0.34% 1.34% $30,240 2%
Year Ended June 30, 2023 ...............
9.10 0.17 1.63 1.80 (0.17) (0.08) (0.25) 10.65 20.07% 0.56% 0.31% 1.81% 29,056 11%
Year Ended June 30, 2022 ...............
16.13 0.20 (1.74) (1.54) (0.24) (5.25) (5.49) 9.10 (16.17)% 0.56% 0.31% 1.56% 22,525 25%
Year Ended June 30, 2021 ...............
11.63 0.19 4.55 4.74 (0.24) — (0.24) 16.13 41.00% 0.38% 0.31% 1.38% 28,912 42%
Year Ended June 30, 2020 ...............
11.84 0.21 0.13 0.34 (0.20) (0.35) (0.55) 11.63 2.72% 0.42% 0.31% 1.80% 53,083 14%
Year Ended June 30, 2019 ...............
12.71 0.31 (0.14) 0.17 (0.31) (0.73) (1.04) 11.84 2.16% 0.41% 0.31% 2.60% 51,401 180%
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Tax
Return
of
Capitals
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses**(c)
Net
Expenses**(c)
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The International Equity Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ...
$11.84 $0.11 $0.58 $0.69 $(0.18) $— $— $(0.18) $12.35 5.82% 0.28% 0.29% 1.95% $556,420 15%
Year Ended June 30, 2023 ........
10.19 0.29 1.65 1.94 (0.29) — — (0.29) 11.84 19.01% 0.27% 0.27% 2.65% 545,157 8%
Year Ended June 30, 2022 ........
12.60 0.39 (2.35) (1.96) (0.45) — — (0.45) 10.19 (15.85)% 0.26% 0.26% 3.20% 536,208 19%
Year Ended June 30, 2021 ........
9.75 0.29 2.85 3.14 (0.29) — — (0.29) 12.60 32.16% 0.25% 0.25% 2.51% 719,981 23%
Year Ended June 30, 2020 ........
10.37 0.19 (0.58) (0.39) (0.23) — — (0.23) 9.75 (3.82)% 0.41% 0.41% 1.88% 605,097 95%
Year Ended June 30, 2019 ........
10.74 0.34 (0.32) 0.02 (0.39) — — (0.39) 10.37 0.24% 0.47% 0.47% 3.28% 911,059 55%
The Institutional International Equity Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ...
$9.82 $0.12 $0.41 $0.53 $(0.05) $— $— $(0.05) $10.30 5.39% 0.35% 0.34% 2.47% $770,026 10%
Year Ended June 30, 2023 ........
8.52 0.23 1.28 1.51 (0.13) —(d) (0.08) (0.21) 9.82 17.76% 0.35% 0.35% 2.50% 779,378 26%
Year Ended June 30, 2022 ........
11.61 0.27 (2.20) (1.93) (0.67) (0.49) — (1.16) 8.52 (18.16)% 0.27% 0.27% 2.55% 796,399 23%
Year Ended June 30, 2021 ........
8.85 0.18 2.78 2.96 (0.20) — — (0.20) 11.61 33.57% 0.25% 0.25% 1.73% 1,228,416 7%
Year Ended June 30, 2020 ........
9.70 0.18 (0.83) (0.65) (0.20) —(d) — (0.20) 8.85 (6.83)% 0.44% 0.44% 1.96% 1,340,256 64%
Year Ended June 30, 2019 ........
10.57 0.34 (0.40) (0.06) (0.42) (0.39) — (0.81) 9.70 0.09% 0.42% 0.42% 3.46% 1,886,176 38%
The Emerging Markets Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ...
$17.18 $0.27 $0.58 $0.85 $(0.70) $— $— $(0.70) $17.33 5.03% 0.46% 0.44% 3.18% $703,224 12%
Year Ended June 30, 2023 ........
17.22(e) 0.47 (0.20) 0.27 (0.31) —(d) — (0.31) 17.18 1.63% 0.46% 0.46% 2.82% 702,868 6%
Year Ended June 30, 2022 ........
23.10 0.40 (5.85) (5.45) (0.43) — — (0.43) 17.22(e) (23.87)% 0.52% 0.46% 1.96% 716,399 20%
Year Ended June 30, 2021 ........
16.96 0.25 6.11 6.36 (0.22) — — (0.22) 23.10 37.62% 0.51% 0.51% 1.20% 963,673 8%
Year Ended June 30, 2020 ........
18.14 0.48 (1.05) (0.57) (0.61) — — (0.61) 16.96 (3.44)% 0.51% 0.51% 2.77% 941,171 11%
Year Ended June 30, 2019 ........
17.78 0.39 0.30 0.69 (0.33) — — (0.33) 18.14 4.11% 0.58% 0.58% 2.24% 1,466,128 50%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Amount rounds to less than $0.005 per share.
(e) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses**(c)
Net
Expenses**(c)
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Core Fixed Income Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$8.49 $0.15 $0.12 $0.27 $(0.15) $— $(0.15) $8.61 3.24% 0.36% 0.34% 3.50% $75,503 38%(d)
Year Ended June 30, 2023 ...............
8.82 0.28 (0.33) (0.05) (0.28) — (0.28) 8.49 (0.51)% 0.40% 0.40% 3.27% 71,519 45%(d)
Year Ended June 30, 2022 ...............
10.27 0.18 (1.35) (1.17) (0.19) (0.09) (0.28) 8.82 (11.58)% 0.36% 0.36% 1.87% 57,494 33%(d)
Year Ended June 30, 2021 ...............
10.59 0.18 (0.17) 0.01 (0.21) (0.12) (0.33) 10.27 0.09% 0.33% 0.33% 1.71% 66,230 38%(d)
Year Ended June 30, 2020 ...............
9.98 0.25 0.62 0.87 (0.26) — (0.26) 10.59 8.85% 0.32% 0.32% 2.42% 66,278 36%(d)
Year Ended June 30, 2019 ...............
9.49 0.25 0.51 0.76 (0.27) — (0.27) 9.98 8.12% 0.35% 0.35% 2.63% 68,267 34%(d)
The Corporate Opportunities Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$6.84 $0.23 $0.18 $0.41 $(0.26) $— $(0.26) $6.99 6.14% 0.32% 0.33% 6.56% $205,000 24%
Year Ended June 30, 2023 ...............
6.67 0.30 0.16 0.46 (0.29) — (0.29) 6.84 7.16% 0.30% 0.30% 4.50% 222,222 93%
Year Ended June 30, 2022 ...............
8.07 0.02 (0.58) (0.56) (0.02) (0.82) (0.84) 6.67 (8.03)% 0.21% 0.21% 0.27% 259,087 44%
Year Ended June 30, 2021 ...............
7.14 0.01 0.93 0.94 (0.01) — (0.01) 8.07 13.17% 0.21% 0.21% 0.12% 307,343 123%
Year Ended June 30, 2020 ...............
7.01(e) 0.20 0.16 0.36 (0.23) — (0.23) 7.14 5.23% 0.32% 0.32% 2.81% 436,857 40%
Year Ended June 30, 2019 ...............
6.85 0.40 0.17 0.57 (0.41) — (0.41) 7.01(e) 8.62% 0.47% 0.47% 5.81% 597,848 52%
The U.S. Government Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$8.49 $0.16 $0.13 $0.29 $(0.16) $— $(0.16) $8.62 3.52% 0.15% 0.12% 3.84% $959,441 52%
Year Ended June 30, 2023 ...............
8.86 0.30 (0.37) (0.07) (0.30) —(f) (0.30) 8.49 (0.76)% 0.17% 0.17% 3.53% 919,872 45%
Year Ended June 30, 2022 ...............
9.99 0.18 (1.10) (0.92) (0.15) (0.06) (0.21) 8.86 (9.40)% 0.22% 0.22% 1.93% 628,468 41%
Year Ended June 30, 2021 ...............
10.83 0.15 (0.50) (0.35) (0.15) (0.34) (0.49) 9.99 (3.30)% 0.20% 0.20% 1.47% 256,466 67%
Year Ended June 30, 2020 ...............
10.03 0.21 0.80 1.01 (0.21) —(f) (0.21) 10.83 10.21% 0.19% 0.19% 1.99% 305,689 58%
Year Ended June 30, 2019 ...............
9.59 0.21 0.44 0.65 (0.21) — (0.21) 10.03 6.87% 0.20% 0.20% 2.22% 305,531 31%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Portfolio turnover does not include TBA security transactions.
(e) The net asset value per share ("NAV") for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in United States of America.
(f) Amount rounds to less than $0.005 per share.

HC CAPITAL TRUST
Financial Highlights (continued)
Selected data for a share outstanding throughout the periods indicated.
See accompanying notes to financial statements.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses(c)
Net
Expenses(c)
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The U.S. Corporate Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$8.67 $0.18 $0.22 $0.40 $(0.19) $— $(0.19) $8.88 4.69% 0.22% 0.20% 4.25% $269,522 16%
Year Ended June 30, 2023 ...............
8.79 0.31 (0.12) 0.19 (0.31) — (0.31) 8.67 2.19% 0.24% 0.24% 3.53% 266,063 37%
Year Ended June 30, 2022 ...............
10.66 0.26 (1.48) (1.22) (0.26) (0.39) (0.65) 8.79 (12.12)% 0.21% 0.21% 2.63% 257,699 31%
Year Ended June 30, 2021 ...............
10.92 0.30 0.05 0.35 (0.31) (0.30) (0.61) 10.66 3.21% 0.23% 0.23% 2.77% 270,435 46%
Year Ended June 30, 2020 ...............
10.29 0.32 0.70 1.02 (0.32) (0.07) (0.39) 10.92 10.10% 0.21% 0.21% 3.04% 347,653 43%
Year Ended June 30, 2019 ...............
9.59 0.34 0.70 1.04 (0.34) — (0.34) 10.29 11.07% 0.21% 0.21% 3.47% 312,255 25%
The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$8.24 $0.14 $0.12 $0.26 $(0.14) $— $(0.14) $8.36 3.25% 0.23% 0.20% 3.34% $213,325 6%(d)
Year Ended June 30, 2023 ...............
8.58 0.23 (0.33) (0.10) (0.24) — (0.24) 8.24 (1.18)% 0.24% 0.24% 2.80% 217,694 12%(d)
Year Ended June 30, 2022 ...............
9.55 0.12 (0.92) (0.80) (0.17) — (0.17) 8.58 (8.51)% 0.23% 0.23% 1.25% 213,253 27%(d)
Year Ended June 30, 2021 ...............
9.80 0.09 (0.14) (0.05) (0.20) — (0.20) 9.55 (0.51)% 0.23% 0.23% 0.96% 215,034 46%(d)
Year Ended June 30, 2020 ...............
9.57 0.20 0.28 0.48 (0.25) — (0.25) 9.80 5.12% 0.22% 0.22% 2.04% 249,509 32%(d)
Year Ended June 30, 2019 ...............
9.32 0.24 0.28 0.52 (0.27) — (0.27) 9.57 5.70% 0.24% 0.24% 2.60% 216,403 15%(d)
The Short-Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$9.55 $0.10 $0.11 $0.21 $(0.10) $— $(0.10) $9.66 2.22% 0.33% 0.30% 2.01% $65,741 13%
Year Ended June 30, 2023 ...............
9.60 0.15 (0.04) 0.11 (0.16) — (0.16) 9.55 1.19% 0.29% 0.29% 1.54% 69,408 30%
Year Ended June 30, 2022 ...............
10.01 0.08 (0.41) (0.33) (0.08) — (0.08) 9.60 (3.27)% 0.28% 0.28% 0.82% 140,020 32%
Year Ended June 30, 2021 ...............
10.05 0.09 (0.04) 0.05 (0.09) —(e) (0.09) 10.01 0.51% 0.28% 0.28% 0.91% 150,484 18%
Year Ended June 30, 2020 ...............
9.93 0.14 0.12 0.26 (0.14) — (0.14) 10.05 2.68% 0.28% 0.28% 1.44% 135,065 21%
Year Ended June 30, 2019 ...............
9.80 0.15 0.13 0.28 (0.15) — (0.15) 9.93 2.88% 0.28% 0.28% 1.56% 106,274 15%
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.
(d) Portfolio turnover does not include TBA security transactions.
(e) Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.
HC CAPITAL TRUST
Financial Highlights (concluded)
Selected data for a share outstanding throughout the periods indicated.
Change in Net Assets
Resulting From Operations:
Distributions to Shareholders:
Ratios to
Average Net Assets
Supplemental
Data
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized/
Unrealized
Gains/
(Losses) on
Investments
Total from
Operations
Net
Investment
Income
Net
Realized
Gains from
Investments
Total
Distributions
to
Shareholders
Net Asset
Value, End
of Period
Total
Return(b)
Gross
Expenses**(c)
Net
Expenses**(c)
Net
Investment
Income
(Loss) (c)
Net Assets,
at End of
Period
(000's)
Portfolio
Turnover
Rate(b)
The Intermediate Term Municipal Bond Portfolio
HC Strategic Shares
Six Months Ended
December 31, 2023 (unaudited) ..........
$9.66 $0.11 $0.17 $0.28 $(0.11) $— $(0.11) $9.83 2.99% 0.32% 0.33% 2.32% $486,239 12%
Year Ended June 30, 2023 ...............
9.63 0.19 0.02 0.21 (0.18) — (0.18) 9.66 2.20% 0.33% 0.33% 1.92% 477,382 25%
Year Ended June 30, 2022 ...............
10.42 0.16 (0.77) (0.61) (0.16) (0.02) (0.18) 9.63 (5.98)% 0.31% 0.31% 1.56% 371,098 7%
Year Ended June 30, 2021 ...............
10.32 0.17 0.11 0.28 (0.18) — (0.18) 10.42 2.70% 0.30% 0.30% 1.61% 388,073 17%
Year Ended June 30, 2020 ...............
10.21 0.20 0.12 0.32 (0.20) (0.01) (0.21) 10.32 3.21% 0.31% 0.31% 1.92% 391,308 36%
Year Ended June 30, 2019 ...............
9.90 0.22 0.31 0.53 (0.22) — (0.22) 10.21 5.45% 0.32% 0.32% 2.21% 393,097 27%
* The expense ratios reflected do not include acquired fund fees and expenses of investment companies, in which a portfolio invests.
(a) Per share amounts are based on average shares outstanding.
(b) Not annualized for periods less than one year.
(c) Annualized for periods less than one year.

HC CAPITAL TRUST
Notes to Financial Statements — December 31, 2023 (Unaudited)

1. DESCRIPTION. HC Capital Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended
(the “1940 Act”), as an open-end management series investment company. The Trust is a Delaware statutory trust which was organized on December 15, 1994. As of December 31, 2023, the Trust offered sixteen separate investment portfolios: The Value
Equity Portfolio (“Value Portfolio”), The Growth Equity Portfolio (“Growth Portfolio”), The Institutional U.S. Equity Portfolio
(“Institutional U.S. Portfolio”), The Small Capitalization-Mid Capitalization Equity Portfolio (“Small Cap-Mid Cap Portfolio”),
The ESG Growth Portfolio (“ESG Growth Portfolio”), The Catholic SRI Growth Portfolio (“Catholic SRI Growth Portfolio”),
The International Equity Portfolio (“International Portfolio”), The Institutional International Equity Portfolio (“Institutional
International Portfolio”), The Emerging Markets Portfolio (“Emerging Markets Portfolio”), The Core Fixed Income Portfolio
(“Core Fixed Income Portfolio”), The Corporate Opportunities Portfolio (“Corporate Opportunities Portfolio”), The U.S.
Government Fixed Income Securities Portfolio (“U.S. Government Fixed Income Portfolio”), The U.S. Corporate Fixed Income
Securities Portfolio (“U.S. Corporate Fixed Income Portfolio”), The U.S. Mortgage/Asset Backed Fixed Income Securities
Portfolio (“U.S. Mortgage/Asset Backed Fixed Income Portfolio”), The Short-Term Municipal Bond Portfolio (“Short-Term
Municipal Portfolio”), and The Intermediate Term Municipal Bond Portfolio (“Intermediate Municipal Portfolio”) (each a
“Portfolio” and collectively the “Portfolios”).
Each Portfolio is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 each in one class of shares: HC Strategic Shares. The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan & Co., LLC.
As of December 31, 2023 , all Portfolios in the Trust are diversified Portfolios under the 1940 Act.
As is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that also permit the indemnification of parties to the contract under certain circumstances. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the
Trust.
2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The Portfolios are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”)
Topic 946, “Financial Services — Investment Companies.” The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The presentation of the Portfolios’ financial statements in conformity with
GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.
A. Portfolio Valuation. The net asset value (“NAV”) per share of each Portfolio is determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally at 4:00 p.m. Eastern time, on days the NYSE is open. Each class’s NAV per share is calculated by adding the market value or fair value, as applicable, of all securities and other assets of the Portfolio, subtracting its liabilities and dividing the result by the number of its outstanding shares.
B. Securities Valuation. Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”). Pursuant to such procedures, the Portfolios may use a pricing service, bank, or broker-dealer experienced in such matters to value the Portfolio’s securities. When reliable market quotations are not readily available for any security, the Board has designated the Adviser as its fair valuation designee to perform fair value determinations. The fair valuation process is designed to value the security at the price the Portfolio would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.
For disclosure purposes, the Trust has a three-tier fair value hierarchy that is dependent upon the observability of various
“inputs” used to determine the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical assets that each Portfolio has the ability to access

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfer in and out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
Equity Securities (Common and Preferred Stock, Exchange-Traded Funds and Closed-End Funds): Readily marketable portfolio securities listed on a securities exchange, including Nasdaq, are valued at the closing price on the exchange or at the
Nasdaq Official Closing Price. If there have been no sales on such exchange, the securities are valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Readily marketable securities traded only in the over-the-counter market are valued at the closing price and are typically categorized as Level 1 in the fair value hierarchy, or, if there have been no sales, are valued at the mean of the last reported bid and asked prices and are typically categorized as Level 2 in the fair value hierarchy.
Securities listed on a foreign exchange are valued at the closing price on that exchange, provided that where the prices of such securities are denominated in foreign currencies, such prices are converted into U.S. dollars at the bid price of such currencies against U.S. dollars at the time of the NAV calculation. If there have been no sales on such exchange, the security is valued at the closing bid price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the NAV is calculated. Such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, a Portfolio may use a systematic valuation model provided by an independent third party to fair value its international securities. Such systematic valuations are typically categorized as Level 2 in the fair value hierarchy.
Mutual Funds: Mutual funds are valued at their respective daily net asset value and are typically categorized as Level 1 in the fair value hierarchy.
Fixed Income Securities (Corporate, Municipal and Foreign Bonds, U.S. Government and Agency Securities): Fixed
income securities are valued using various inputs including benchmark yields, reported trades, broker/ dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and market events, and are typically categorized as Level 2 in the fair value hierarchy.
Asset-Backed and Mortgage-Backed Securities: In addition to the inputs discussed above for fixed-income securities, asset-backed and mortgage-backed securities are valued using new issue data, monthly payment information and collateral performance, and are typically categorized as Level 2 in the fair value hierarchy.
Short-Term Obligations: Short-term obligations with maturities of 60 days or less may also be valued at amortized cost, which constitutes fair value as determined by the Board. Such securities are typically categorized as Level 2 in the fair value hierarchy.
Loan Participations and Agreements: Loan participations and assignments for which a secondary trading market exists are valued using prices or quotations provided by banks, dealers, or pricing services and are typically categorized as Level 2 in the fair value hierarchy. To the extent a secondary trading market does not exist, loan participations and assignments are valued in accordance with procedures adopted by the Board, utilizing unobservable input evaluations from the investment manager of the lender and taking into consideration, among other factors: (i) the creditworthiness of the borrower and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) currently available process in the market for instruments of similar quality, rate, period until next interest rate, period until next interest rate reset and maturity and are typically categorized as Level 3 in the fair value hierarchy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Derivative Instruments (Futures, Options, Swaps and Forward Currency Contracts): Swaps are valued using interdealer broker rates, benchmark yields, and swap details and are typically categorized as Level 2 in the fair value hierarchy. Exchange traded futures, swaps and options are valued using quoted prices from the exchange and are typically categorized as Level 1 in the fair value hierarchy. Forward currency contracts are valued using market quotes posted by major currency dealers and are typically categorized as Level 2 in the fair value hierarchy.
Rights Securities: Rights securities are valued at the closing price on the exchange and classified as Level 1 or intrinsically fair valued if there is not an exchange price available and classified as Level 2 or Level 3.
The following is a summary of the inputs used to value the following Portfolios’ securities as of December 31, 2023 (amounts
in thousands). The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Portfolio.
It?
cou
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Value Portfolio
Common Stocks ............. $ 699,645 $ — $ —
1
$ 699,645
Investment Company ......... 1,918 — — 1,918
Total Investment Securities ... $ 701,563 $ — $ — $ 701,563
TOTAL a — a —
a —
a —
— a — — —
Growth Portfolio
Common Stocks ............. $ 836,467 $ — $ —
1
$ 836,467
Investment Companies ........ 1,769 — — 1,769
Total Investment Securities ... $ 838,236 $ — $ — $ 838,236
TOTAL a — a —
a —
a —
— a — — —
Institutional U.S. Portfolio
Common Stocks ............. $ 1,765,292 $ — $ — $ 1,765,292
Contingent Right ............. — — —
1
—
Investment Companies ........ 730,530 — — 730,530
Purchased Options ........... 417 — — 417
Total Investment Securities ... $ 2,496,239 $ — $ — $ 2,496,239
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 2,975 $ — $ — $ 2,975
Written Options ............ (1,376) — — (1,376)
Total Investments .......... $ 2,497,838 $ — $ — $ 2,497,838
a — a — a — a —
Small Cap-Mid Cap Portfolio
Common Stocks ............. $ 79,142 3 $ — $ 79,145
Contingent Rights ............ 56 2 — 58
Right ...................... — 5 — 5
Warrant .................... — — —
1
—
Investment Companies ........ 1,463 — — 1,463
Total Investment Securities ... $ 80,661 $ 10 $ — $ 80,671
TOTAL a — a —
a —
a —
— a — — —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
ESG Growth Portfolio
Common Stocks ............. $ 174,538 $ — $ —
1
$ 174,538
Warrant .................... — — —
1
—
Investment Company ......... 117 — — 117
Total Investment Securities ... $ 174,655 $ — $ — $ 174,655
TOTAL a — a —
a —
a —
— a — — —
Catholic SRI Growth Portfolio
Common Stocks ............. $ 30,185 $ — $ —
1
$ 30,185
Warrant .................... — — —
1
—
Investment Companies ........ 12 — — 12
Total Investment Securities ... $ 30,197 $ — $ — $ 30,197
TOTAL a — a —
a —
a —
— a — — —
International Portfolio
Common Stocks ............. $ 493,089 $ 1,592 $ —
1
$ 494,681
Warrant .................... — — —
1
—
Investment Companies ........ 50,649 — — 50,649
Purchased Options ........... 72 — — 72
Total Investment Securities ... $ 543,810 $ 1,592 $ — $ 545,402
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 114 $ — $ — $ 114
Written Options ............ (236) — — (236)
Total Investments .......... $ 543,688 $ 1,592 $ — $ 545,280
a — a — a — a —
Institutional International
Portfolio
Common Stocks ............. $ 461,959 — $ —
1
$ 461,959
Investment Companies ........ 292,817 — — 292,817
Purchased Options ........... 117 — — 117
Total Investment Securities ... $ 754,893 $ — $ — $ 754,893
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 1,383 $ — $ — $ 1,383
Written Options ............ (403) — — (403)
Total Investments .......... $ 755,873 $ — $ — $ 755,873
a — a — a — a —
Emerging Markets Portfolio
Common Stocks ............. $ 558,044 4,739 $ 11,529 $ 574,312
Rights ..................... 2 10 — 12
Investment Companies ........ 116,675 — — 116,675
Purchased Options ........... 116 — — 116
Total Investment Securities ... $ 674,837 $ 4,749 $ 11,529 $ 691,115
TOTAL a — a —
a —
a —
Other Financial Instruments
2

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Emerging Markets Portfolio
(continued)
Future .................... $ 2,264 $ — $ — $ 2,264
Written Options ............ (386) — — (386)
Total Investments .......... $ 676,715 $ 4,749 $ 11,529 $ 692,993
a — a — a — a —
Core Fixed Income Portfolio
Asset Backed Securities ....... $ — 152 $ — $ 152
Collateralized Mortgage
Obligations ................. — 590 — 590
U.S. Government Agency
Mortgages .................. — 9,449 — 9,449
U.S. Government Agency
Securities ................... — 498 — 498
Corporate Bonds ............. — 11,171 — 11,171
U.S. Treasury Obligations ...... — 21,578 — 21,578
Yankee Dollars .............. — 1,381 — 1,381
Investment Companies ........ 31,040 — — 31,040
Total Investment Securities ... $ 31,040 $ 44,819 $ — $ 75,859
TOTAL a — a —
a —
a —
— a — — —
Corporate Opportunities
Portfolio
Common Stock .............. $ — $ — $ —
1
$ —
Investment Companies ........ 201,285 — — 201,285
Total Investment Securities ... $ 201,285 $ — $ — $ 201,285
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Futures ................... $ 4,323 $ — $ — $ 4,323
Total Investments .......... $ 205,608 $ — $ — $ 205,608
a — a — a — a —
U.S. Government Fixed Income
Portfolio
U.S. Government Agency
Securities ................... $ — 9,676 $ — $ 9,676
U.S. Treasury Obligations ...... — 428,632 — 428,632
Investment Companies ........ 514,612 — — 514,612
Total Investment Securities ... $ 514,612 $ 438,308 $ — $ 952,920
TOTAL a — a —
a —
a —
Other Financial Instruments
2
Future .................... $ 4,884 $ — $ — $ 4,884
Total Investments .......... $ 519,496 $ 438,308 $ — $ 957,804
a — a — a — a —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
A reconciliation of Level 3 financial instruments is presented when a Portfolio had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value (amounts in thousands):
Portfolio
LEVEL 1 -
Quoted Prices
LEVEL
2 - Other
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
U.S. Corporate Fixed Income
Portfolio
Corporate Bonds ............. $ — $ 199,844 $ — $ 199,844
Yankee Dollars .............. — 21,190 — 21,190
Investment Companies ........ 47,876 — — 47,876
Total Investment Securities ... $ 47,876 $ 221,034 $ — $ 268,910
TOTAL a — a —
a —
a —
— a — — —
U.S. Mortgage/Asset Backed
Fixed Income Portfolio
Asset Backed Securities ....... $ — $ 3,023 $ — $ 3,023
Collateralized Mortgage
Obligations ................. — 11,382 — 11,382
U.S. Government Agency
Mortgages .................. — 184,706 — 184,706
Corporate Bond .............. — 227 — 227
Investment Company ......... 29,252 — — 29,252
Total Investment Securities ... $ 29,252 $ 199,338 $ — $ 228,590
TOTAL a — a —
a —
a —
Other Financial Instruments
2
TBA Sale Commitments ..... $ — $ (336) $ — $ (336)
Total Investments .......... $ 29,252 $ 199,002 $ — $ 228,254
a — a — a — a —
Short-Term Municipal Portfolio
Municipal Bonds ............. $ — 64,055 $ — $ 64,055
Investment Company ......... 223 — — 223
Total Investment Securities ... $ 223 $ 64,055 $ — $ 64,278
TOTAL a — a —
a —
a —
— a — — —
Intermediate Municipal Portfolio
Municipal Bonds ............. $ — $ 457,229 $ — $ 457,229
Investment Companies ........ 25,689 — — 25,689
Total Investment Securities ... $ 25,689 $ 457,229 $ — $ 482,918
TOTAL a — a —
a —
a —
— a — — —
1 A reconciliation of assets in which Level 3 inputs are used in determining fair value, along with the additional quantitative disclosures, are presented when there are significant Level 3 investments at the end of the period. As of December 31, 2023 Level 3 investments were 0.00% of net assets and are not considered significant.
2 Other Financial Instruments are TBA sale commitments or derivative instruments not reflected in the total investments, such as futures, which are valued at the unrealized appreciation/(depreciation) on the instrument and written options, which are valued at fair value.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Ind
The Portfolios’ financial instruments that are categorized as Level 3 were valued based on unobservable inputs. A significant change in unobservable inputs could result in significantly lower or higher value of such Level 3 financial instruments.
C. Securities Transactions and Investment Income. For financial reporting purposes, portfolio securities transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recognized on the ex-dividend date and foreign dividends are recognized as soon as reliable information is available from the Portfolio’s sources. Interest income, including amortization of premium and accretion of discount on investments, is accrued daily. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. Realized gains and losses from securities transactions are determined by comparing the identified cost of the security lot sold to the net sales proceeds. Realized gains and losses from principal payment transactions on mortgage-backed and asset-
backed securities are classified as investment income or loss for financial reporting purposes.
For certain securities, including real estate investment trusts, the Portfolio records distributions received in excess of income as a reduction of the cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The
Portfolio records adjustments to the estimated amounts of the components of distributions to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
D. Restricted Securities. A restricted security is a security that cannot be offered for public sale without prior registration under the Securities Act of 1933 (the “1933 Act”) (absent an exemption). Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid.
E. Allocations. Expenses directly attributable to a Portfolio are charged to that Portfolio. Class-specific expenses, if any, are borne by that class. Other expenses are allocated proportionately among the Portfolios in relation to the net assets of each
Portfolio or by another appropriate method. Income, non-class-specific expenses and realized and unrealized gains and losses are allocated to the respective classes based on relative net assets.
F. Dividends and Capital Gain Distributions to Shareholders. The Core Fixed Income Portfolio, U.S. Government Fixed
Income Portfolio, U.S. Corporate Fixed Income Portfolio, U.S. Mortgage/Asset Backed Fixed Income Portfolio, Short-Term
Municipal Portfolio and Intermediate Municipal Portfolio declare and distribute dividends from net investment income, if any, on a monthly basis. The Value Portfolio, Growth Portfolio, Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, ESG
Growth Portfolio, Catholic SRI Growth Portfolio and Corporate Opportunities Portfolio declare and distribute dividends from net investment income, if any, on a quarterly basis. The International Portfolio and Institutional International Portfolio declare and distribute dividends from net investment income, if any, on a semiannual basis. The Emerging Markets Portfolio declares and distributes dividends from net investment income, if any, on an annual basis. Net realized capital gains, if any, are declared and distributed at least annually by each Portfolio
G. Repurchase Agreements. Among the instruments that each of the Portfolios may use for temporary investment purposes are repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security from the Portfolio at an agreed-upon price and date. Repurchase agreements may involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Portfolio’s ability to dispose of the underlying securities. The creditworthiness of those banks and non-bank dealers with which the Portfolios may enter into repurchase agreements are monitored in accordance with guidelines adopted by the Board, as is the market value of the
Portfolio Asset Group
Balance as
of June 30,
2023
Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation) Purchases
Sales
Proceeds
Change in
net assets
resulting
from
operations
Transfer
into
Level 3
Transfer out
of Level 3
Balance
as of
December
31, 2023
Emerging Markets
Portfolio ............
Common
Stock $ — $ — $ 11,599 $ — $ — $ — $ — $ — $ 11,599

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
securities underlying any repurchase agreement to ensure that the seller’s obligation to repurchase is collateralized by an amount at least equal to the repurchase price including accrued interest. All repurchase agreements are fully collateralized by cash and/or government securities (as defined in the 1940 Act). If approved by the Adviser, repurchase agreements may also be fully collateralized by other securities that, at the time the repurchase agreement is entered into, are determined by the Board, or its authorized delegate, to be (i) issued by an issuer that has an exceptionally strong capacity to meet its obligations on the collateral, and (ii) sufficiently liquid that they can be sold by the Portfolio at approximately their carrying value in the ordinary course of business within seven calendar days. Master Repurchase Agreements (“MRA”) permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Portfolios. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Portfolios receive securities as collateral with a market value in excess of the repurchase price to be received by the Portfolios upon the maturity of the transaction. Upon a bankruptcy or insolvency of the counterparty, the Portfolios would recognize a liability with respect to such excess collateral to reflect the Portfolio’s obligation under bankruptcy law to return the excess to the counterparty.
H. TBA Purchase and Sale Commitments. Certain of the Portfolios may enter into “TBA” (to be announced) commitments to purchase or sell securities for a fixed price at a future date, typically not to exceed 45 days. TBA commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Securities Valuation” above.
I. Commission Recapture. Certain of the Portfolios participate in a commission recapture program. These Portfolios will utilize the recaptured commissions to pay for, in whole or in part, certain expenses of the Portfolios, excluding investment advisory and distribution fees. The expenses eligible to be paid will include, but are not limited to, administrative service fees, audit fees, custodian fees, legal fees and printing expenses, as directed by the Trust. These amounts are disclosed as “Expenses paid indirectly” on the Statements of Operations.
For the period ended December 31, 2023 , the following commissions were recaptured:
J. Foreign Exchange Transactions. The books and records of the Portfolios are maintained in U.S. dollars. Non-U.S. dollar denominated amounts are translated into U.S. dollars as follows, with the resultant exchange gains and losses recorded in the
Statements of Operations:
i) value of investment securities and other assets and liabilities at the exchange rate on the valuation date; and
ii) purchases and sales of investment securities and income and expenses at the exchange rate prevailing on the respective date of such transactions.
The Portfolios do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments.
Dividends and interest from non-U.S. sources received by a Portfolio are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Portfolio intends to, if reasonable, undertake any procedural steps required to claim the benefits of such treaties. If the value of more than 50% of a Portfolio’s total assets at the close of any taxable year consists of stock or securities of non-U.S. corporations, the Portfolio may elect to treat any non-U.S. taxes paid by it as paid by its shareholders.
Portfolio
Commissions
Recaptured
(000)
Growth Portfolio .............................................................................................................................................. $ 2
Institutional U.S. Portfolio ............................................................................................................................... 2

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
The Portfolios may be subject to foreign taxes on gains in investments or currency repatriation. The Portfolios accrue such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.
K. Derivative Instruments. Certain of the Portfolios may invest in various financial instruments including positions in forward currency contracts, financial futures contracts, options contracts and swap agreements.
The following is a summary of the fair value of derivative instruments held by the Portfolios as of December 31, 2023
(amounts in thousands).
t.
Amounts designated as “—” are $0 or have been rounded to $0.
The following is a summary of the effect of derivative instruments on the Statements of Operations for the period ended
December 31, 2023 (amounts in thousands):
Assets
Portfolio
Unrealized
appreciation
on futures
contracts*
Investments,
at value for
purchased
options
Equity Risk Exposure:
0 0
Institutional U.S. Portfolio ........................................... $ 2,97 5 $ 2,977
International Portfolio ............................................... 240 519
Institutional International Portfolio .................................... 1,697 867
Emerging Markets Portfolio .......................................... 2,560 834
Corporate Opportunities Portfolio ..................................... 2,149 –
Interest Rate Exposure:
Corporate Opportunities Portfolio ..................................... 2,174 –
U.S. Government Fixed Income Portfolio ............................... 4,884 –
Liabilities
Portfolio
Unrealized
depreciation
on futures
contracts*
Written
options, at
fair value
Equity Risk Exposure:
0 0
Institutional U.S. Portfolio ........................................... $ – $ 1,376
International Portfolio ............................................... 126 236
Institutional International Portfolio .................................... 314 403
Emerging Markets Portfolio .......................................... 296 386
* Total fair value is presented by Primary Risk Exposure. For futures contracts, the amounts represent their cumulative appreciation/depreciation, which includes movements of variation margin.
Net Realized Gains (Losses) on Derivatives Recognized as a Result
from Operations
Portfolio
Net realized
gains/(losses)
from futures
transactions
Net realized
gains/(losses)
from written
options
transactions
Net realized
gains/(losses)
from purchased
options*
transactions
Net realized
gains/(losses)
from swap
transactions
Equity Risk Exposure:
$ – $ – $ – $ –
Institutional U.S. Portfolio ..................... 836 3,426 (1,397) –
Small Cap-Mid Cap Portfolio ................... 8 – – –
ESG Growth Portfolio ........................ 5 – – –
International Portfolio ......................... (2,109) 812 (324) –
Institutional International Portfolio .............. (7,288) 2,800 (1,066) –

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
The Trust may be subject to master netting agreements (“MNA”) that allow for amounts owed between a Portfolio and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the counterparty. The MNA do not apply to amounts owed to/from different counterparties. The amounts shown in the
Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable MNA. As of December 31,
2023, the Portfolios did not invest in derivatives subject to a MNA.
Forward Currency Contracts: Certain of the Portfolios may be subject to currency exchange rate risk in the normal course of pursuing their investment objectives. A Portfolio enters into forward currency contracts (“forward contracts”) for the purpose of hedging exposure to changes in foreign currency exchange rates on its holdings. A forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the forward contract fluctuates with changes in currency exchange rates. The forward contract is marked-to-market daily and the change in value is recorded by the Portfolio as unrealized appreciation or depreciation. When the forward contract is closed, the Portfolio records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. The Portfolio is subject to credit risk, which is the risk that the counterparty is unable to meet the terms of a forward contract, and market risk, which is the risk that the value of the currency changes unfavorably.
Forward contracts may involve credit or market risk in excess of the amounts reflected on a Portfolio’s Statement of
Assets and Liabilities. The gain or loss from the difference between the cost of original contracts and the amount realized upon
Net Realized Gains (Losses) on Derivatives Recognized as a Result
from Operations
Portfolio
Net realized
gains/(losses)
from futures
transactions
Net realized
gains/(losses)
from written
options
transactions
Net realized
gains/(losses)
from purchased
options*
transactions
Net realized
gains/(losses)
from swap
transactions
Emerging Markets Portfolio .................... $ (4,529) $ 1,654 $ (664) $ (5,516)
Corporate Opportunities Portfolio ............... 3,045 – – –
Interest Rate Risk Exposure:
– – – –
Corporate Opportunities Portfolio ............... (3,523) – – –
U.S. Government Fixed Income Portfolio ......... (1,057) 728 (28) –
Net Change in Unrealized Appreciation (Depreciation)
on Derivatives Recognized as a Result from Operations
Portfolio
Change in
unrealized
appreciation/
(depreciation)
on futures
Change in
unrealized
appreciation/
(depreciation)
on written
options
Change in
unrealized
appreciation/
depreciation
on purchased
options*
Change in
unrealized
appreciation/
(depreciation)
on swaps
Equity Risk Exposure:
Institutional U.S. Portfolio ..................... $ (1,286) $ 2,977 $ (810) $ –
Small Cap-Mid Cap Portfolio ................... (3) – – –
ESG Growth Portfolio ........................ (5) – – –
International Portfolio ......................... 69 419 (106) –
Institutional International Portfolio .............. 225 48 54 –
Emerging Markets Portfolio .................... 2,917 495 (107) 2,176
Corporate Opportunities Portfolio ............... (26) – – –
Interest Rate Risk Exposure:
Corporate Opportunities Portfolio ............... 4,144 – – –
U.S. Government Fixed Income Portfolio ......... 5,069 (1) – –
* Options purchased activity is included within the investment in securities line items on the Statement of Operations.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
the closing of such forward contracts is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward contracts held are recorded for financial reporting purposes as net unrealized gains or losses. In addition, at December 31, 2023 , the Portfolios entered into currency contracts to settle trades in foreign currencies. These transactions are included in “Receivable from investments sold” and “Payable for investments purchased” on the Statements of Assets and
Liabilities. The Portfolios did not invest in forward currency contracts during the period ended December 31, 2023 .
Financial Futures Contracts: Certain of the Portfolios may be subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. Certain of the Portfolios may invest in financial futures contracts (“futures contracts”) in order to reduce such risks, as part of their investment strategies or to gain exposure to or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into a futures contract, a Portfolio is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” may be made or received by a
Portfolio each day, depending on the daily fluctuations in the value of the underlying financial instrument. A Portfolio recognizes a gain or loss equal to the daily variation margin, which is recorded as a receivable or payable on the Statement of Assets and
Liabilities (if applicable). When a futures contract is closed, a realized gain or loss is recorded as “Net realized gains/(losses)
from futures transactions” on the Statement of Operations. Should market conditions move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of an imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.
With futures contracts, there is minimal counterparty credit risk to the Portfolios since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default. Securities designated as collateral for market value on futures contracts are noted in each Portfolio’s Portfolio of Investments (if applicable). Such collateral is held with the broker. The notional value of the futures contracts outstanding at
December 31, 2023 , and the month-end average notional amount for the period ended December 31, 2023 are detailed in the table below:
Amounts designated as “-” are $0 or have been rounded to $0.
Purchased Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of the Portfolios may purchase put or call options. Options contracts provide the purchaser with the right, but not the obligation, to buy or sell (call or put option, respectively) a financial instrument at the exercise price. The Portfolio pays a premium which is included in “Investments, at value” on the Statement of Assets and Liabilities and marked-to-market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. When an option is exercised or closed, premiums paid for purchasing options are offset against proceeds to determine the realized gain or loss on the transaction.
Written Options Contracts: Certain of the Portfolios may be subject to equity price risk and interest rate risk in the normal course of pursuing their investment objectives. In order to reduce such risks, as part of their investment strategies and/
or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, certain of
Outstanding
Notional Amount
(000)
Monthly Average
Notional Amount
(000)
Futures Contracts:
Long Short Long Short
Institutional U.S. Portfolio ..................... $ 92,917 $ — $ 143,809 $ —
Small Cap-Mid Cap Portfolio ................... — — 34 —
ESG Growth Portfolio ........................ — — 250 —
International Portfolio ......................... 7,771 3,374 18,686 171
Institutional International Portfolio .............. 45,386 8,435 97,029 6,035
Emerging Markets Portfolio .................... 58,662 7,953 57,346 4,135
Corporate Opportunities Portfolio ............... 145,861 — 146,304 —
U.S. Government Fixed Income Portfolio ......... 134,227 — 87,440 —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
the Portfolios may write put or call options. Premiums received from written options contracts are recorded as liabilities on the Statement of Assets and Liabilities and are marked-to-market to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Realized gains and losses are reported as “Net realized gains/(losses) from written options transactions” on the
Statement of Operations (if applicable). When writing an option, the Portfolio bears the market risk of unfavorable changes in the price of the underlying instrument.
With exchange-traded options, there is minimal counterparty credit risk to the Portfolios since the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. With over-the-counter options, the Portfolios bear the risk that counterparties will be unable to perform under the terms of the contracts.
The notional value of purchased and written options outstanding at December 31, 2023 and the month-end average notional amount for the period ended December 31, 2023 are detailed in the table below:
Swap Agreements: Certain of the Portfolios may enter into swap agreements (“swaps”) for purposes of attempting to gain exposure to the securities making up an index without actually purchasing those instruments, to hedge a position or to gain exposure to a particular instrument or currency. A swap is a two-party contract entered into for periods ranging from one day to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped”
between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or cleared through a third party, known as a clearing organization (“centrally cleared swap”). Swaps are marked to market daily based upon valuations as determined from the underlying contract or in accordance with the requirements of the clearing organization. Changes in market value, if any, are reflected as a component of net change in appreciation or depreciation on swap agreements on the Statement of Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin on swap agreements on the
Statement of Assets and Liabilities.
Total Return Swaps: Certain of the Portfolios may enter into total return swaps to gain or mitigate exposure to the underlying securities or indices. In “long” total return swaps, the counterparty will generally agree to pay the Portfolio the amount, if any, by which the notional amount of the swaps would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Portfolio will agree to pay
Purchased Option Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 258,338 $ 107,275
International Portfolio ...................................................... 44,876 22,212
Institutional International Portfolio ........................................... 73,099 59,606
Emerging Markets Portfolio ................................................. 71,400 40,475
Written Option Contracts:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Institutional U.S. Portfolio .................................................. $ 258,338 $ 251,228
International Portfolio ...................................................... 44,876 50,938
Institutional International Portfolio ........................................... 73,099 134,631
Emerging Markets Portfolio ................................................. 71,400 91,574
U.S. Government Fixed Income Portfolio ...................................... — 52,965

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
to the counterparty an amount equal to a fixed or floating rate of interest on the notional amount of the swaps plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions or trading spreads on the notional amount. Total return swaps do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Portfolio’s obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate value at least equal to such accrued excess, is maintained at the broker-dealer or the Portfolio’s custodian. Until a total return swap is settled in cash, the gain or loss on the notional amount is recorded as “change in unrealized appreciation/depreciation on swaps” and, when cash is exchanged, the gain or loss realized is recorded as “net realized gains/(losses) from swap transactions.” A Portfolio may enter into total return swaps that provide the opposite return of its benchmark index or security (“short” the index or security). Its operations are similar to those swaps disclosed above except that the counterparty pays interest to the Portfolio on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swaps plus, in certain instances, the Portfolio will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted against any unrealized appreciation or depreciation to determine the value of the swaps.
The primary risks associated with the use of swaps are an imperfect correlation between the prices of financial instruments and movements in the prices of the underlying investments and the inability of counterparties to perform under the agreement.
The counterparty to any swap agreement will typically be a bank, investment banking firm or broker-dealer. The Portfolio will bear the counterparty risk, i.e., the risk of loss of the net amount, if any, expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy obligations to the Portfolio. There are no open swaps or unrealized gain or loss at December
31, 2023. The notional value of the swap agreements outstanding at December 31, 2023 and the month-end average notional amount for the period ended December 31, 2023 are detailed in the table below:
L. Securities Lending. Certain of the Portfolios may lend their portfolio securities to broker-dealers pursuant to a
Master Securities Lending Agreement (“MSLA”) that requires the borrower to post collateral equal to at least the market value of the securities loaned, which is marked-to-market on a daily basis. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day. The Portfolios will continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Portfolios pay various fees in connection with the investment of the collateral. Any voting rights, or rights to consent, relating to securities loaned, pass to the borrower.
Currently cash collateral received by a Portfolio in securities lending transactions may only be invested in repurchase agreements or money market funds that invest in U.S. treasury obligations. A Portfolio bears the risk of such investments. Securities on loan at December 31, 2023 are presented in the Portfolios of Investments. The Portfolios pay the Securities Lending Agent fees based on the investment income received from securities lending activities as reflected on the Statements of Operations.
Cash collateral received from the borrower is recorded on the Statements of Assets and Liabilities as “Payable for collateral received on loaned securities.” Investments acquired with such cash collateral are reported in a manner consistent with other portfolio investments held by the Portfolios as an investment, at value on the Statements of Assets and Liabilities. The Portfolios
may receive non-cash collateral in the form of securities such as U.S. treasuries, which the Portfolios may not sell or re-pledge and accordingly are not reflected on the Statements of Assets and Liabilities.
Total Return Swap Agreements:
Outstanding
Notional
Amount
(000)
Monthly
Average
Notional
Amount
(000)
Emerging Markets Portfolio ................................................. $ — $ 34,220

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Securities lending transactions are entered into by a Portfolio under a MSLA which permits the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Portfolio to the same counterparty against amounts to be received and create a net payment due to or from the Portfolio.
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings, which are subject to offset under an MSLA, at December 31, 2023 (amounts in thousands):
Amounts designated as “—” are $0 or have been round to $0
Securities lending transactions as of December 31, 2023 (amounts in thousands):
M. Recent Accounting Pronouncement. Effective January 24, 2023, the SEC adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semi-annual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a tailored shareholder report but must be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’
accounting policies or financial statements.
3. INVESTMENT ADVISORY AND ADMINISTRATIVE CONTRACTS. The Trust has entered into investment advisory contracts (“Portfolio Management Contracts”) on behalf of each of the Portfolios with one or more investment management organizations (each, a “Specialist Manager”). For the Portfolio(s) it serves, each Specialist Manager is responsible for providing a continuous program of investment management for that portion of the Portfolio allocated to it and for placing all orders for the purchase and sale of securities and other instruments for such portion of the Portfolio. Except as noted, each Specialist Manager
Portfolio
Value of
Securities on
Loan
Value of
Collateral
Received* Net Amount
Catholic SRI Growth Portfolio ................................. $ 4 $ 4 $ —
Growth Portfolio ............................................ 1,167 1,167 —
Institutional U.S. Portfolio .................................... 1,270 1,270 —
Small Cap-Mid Cap Portfolio .................................. 1,126 1,126 —
Institutional International Portfolio ............................. 6,905 4,712 2,193
Emerging Markets Portfolio ................................... 154 42 112
U.S. Corporate Fixed Income Portfolio .......................... 1,963 1,963 —
* The actual collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Portfolios of Investments and excludes any non-cash collateral received with a value of (amounts
in thousands) $164 and $2,558 for the Emerging Markets Portfolio and Institutional International Portfolio, respectively. Any collateral shortfalls associated with increases in the valuation of the securities loaned are adjusted the next business day.
Remaining Contractual Maturity
of the Collateral Held
Portfolio
Overnight and
Continuous
-Investment
Companies Total
Catholic SRI Growth Portfolio ............................................... $ 4 $ 4
Growth Portfolio .......................................................... 1,193 1,193
Institutional U.S. Portfolio .................................................. 1,306 1,306
Small Cap-Mid Cap Portfolio ................................................ 1,178 1,178
Institutional International Portfolio ........................................... 4,712 4,712
Emerging Markets Portfolio ................................................. 42 42
Corporate Opportunities Portfolio ............................................ 1,177** 1,177
U.S. Corporate Fixed Income Portfolio ........................................ 2,010 2,010
** Represents collateral received from prior securities lending activity.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
earns a fee, accrued daily and paid either monthly or quarterly, based on average daily net assets of that portion of the Portfolio managed.
For the period ended December 31, 2023 , the Portfolios incurred the following investment advisory fees, before any applicable fee waivers, with respect to the services of the indicated Specialist Manager(s) as reflected on the Statements of
Operations as “Advisory fees.” The following annual fee rates are applied to the portions of the Portfolios that are managed by the Specialist Managers in determining amounts earned, except as footnoted.
Value Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Echo Street Capital Management, LLC $ — 0.64% (a)(b)
Mellon Investments Corporation (Index Strategy) — 0.04% (b)(c)
Mellon Investments Corporation (Factor Strategy) — 0.065% (b)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 5 3.12% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 267 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) — 0.00% (b)(g)
Total $ 272 0.08%
Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Echo Street Capital Management, LLC $ — 0.64% (a)(b)
Jennison Associates, LLC 361 0.37% (h)
Mellon Investments Corporation (Index Strategy) — 0.04% (b)(c)
Mellon Investments Corporation (Factor Strategy) — 0.065% (b)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 5 5.61% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 244 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) — 0.00% (b)(g)
Total $ 610 0.15%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Institutional U.S. Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Echo Street Capital Management, LLC $ 963 0.64% (a)
Jennison Associates, LLC 186 0.37% (h)
Mellon Investments Corporation (Index Strategy) 183 0.04% (c)
Mellon Investments Corporation (Factor Strategy) 147 0.065% (c)
Monashee Investment Management LLC 331 0.450% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 21 0.10% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) 30 0.06% (e)
Portfolio Associates, LLC (Options Overlay Strategy) — 0.00% (b)(g)
Rhumbline Advisors LP 64 0.04%
Wellington Management Company, LLP 241 0.73% (j)
Total $ 2,166 0.18%
Small-Cap Mid-Cap Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation (Index Strategy) — 0.04% (b)(c)
Mellon Investments Corporation (Factor Strategy) — 0.065% (b)(c)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 5 6.73% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 29 0.08% (f)
Total $ 34 0.09%
ESG Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ — 0.12% (b)
Mellon Investments Corporation 78 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) 5 2.41% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
RBC Global Asset Management (U.K.) Limited 24 0.00% (k)
Total $ 107 0.10%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Catholic SRI Growth Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ — 0.12% (b)
Mellon Investments Corporation 14 0.10%
Parametric Portfolio Associates, LLC (Liquidity Strategy) — 0.05% (b)(d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
Total $ 14 0.10%
International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ — 0.52% (b)(l)
Mellon Investments Corporation (Developed Markets Strategy) — 0.05% (b)(m)
Mellon Investments Corporation (Developed Factor Strategy) — 0.075% (b)(m)
Mellon Investments Corporation (Emerging Markets Strategy) — 0.13% (b)(m)
Monashee Investment Management LLC 58 0.45% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 8 0.20% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) 199 0.08% (f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 33 2.66% (g)
Total $ 298 0.11%
Institutional International Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 441 0.52% (l)
Mellon Investments Corporation (Developed Markets Strategy) 83 0.05% (m)
Mellon Investments Corporation (Developed Markets Strategy) — 0.075% (b)(m)
Mellon Investments Corporation (Emerging Markets Strategy) — 0.13% (b)(m)
Mellon Investments Corporation (Factor Strategy) 41 0.05% (c)
Monashee Investment Management LLC 98 0.45% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 37 0.09% (d)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 3 0.05% (e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 33 1.29% (g)
Total $ 736 0.20%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Emerging Markets Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ — 1.00% (b)(n)
Mellon Investments Corporation 375 0.13% (c)
Monashee Investment Management LLC 91 0.45% (i)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 16 0.12% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
Parametric Portfolio Associates, LLC (Tax-Managed Custom Strategy) — 0.08% (b)(f)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 33 1.15% (g)
XY Investments (HK) Limited 210 1.00% (b)(o)
Total $ 725 0.15%
Core Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital Management, LLC $ 5 0.08%
Mellon Investments Corporation (U.S. Government, Mortgage and Asset Backed Strategy) 9 0.06%
Mellon Investments Corporation (Corporate Strategy) — 0.15% (b)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.23% (p)
Total $ 41 0.12%
Corporate Opportunities Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
City of London Investment Management Company, Limited $ 125 0.45%
Fort Washington Investment Advisors, Inc. — 0.20% (b)
MacKay Shields, LLC — 0.40% (b)(q)
Mellon Investments Corporation — 0.25% (b)
Parametric Portfolio Associates, LLC (Liquidity Strategy) 64 0.09% (d)
Parametric Portfolio Associates, LLC (Targeted Strategy) — 0.05% (b)(e)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) — N/A (b)(p)
Total $ 189 0.19%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
(a) Echo Street Capital Management LLC (“Echo Street”) receives a fee based on the average daily net assets, payable quarterly, of that portion of assets managed by Echo Street, at the annual rate of 0.85% of the first $50 million of Combined
U.S. Government Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 129 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.01% (p)
Total $ 156 0.03%
U.S. Corporate Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Agincourt Capital management, LLC $ 87 0.08%
Mellon Investments Corporation — 0.15% (b)
Parametric Portfolio Associates, LLC (Options Overlay Strategy) 27 0.14% (p)
Total $ 114 0.09%
U.S. Mortgage/Asset Backed Fixed Income Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Mellon Investments Corporation $ 58 0.06%
Parametric Portfolio Associates, LLC (Options Overlay Strategy) — N/A (b)(p)
Total $ 58 0.06%
Short-Term Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 43 0.125%
Total $ 43 0.125%
Intermediate Municipal Portfolio:
Specialist Manager
Amount
Earned
(000) Fee
Breckinridge Capital Advisors, Inc. $ 33 0.125%
City of London Investment Management Company, Limited 37 0.45%
Insight North America, LLC 394 0.19% (r)
Parametric Portfolio Associates, LLC (Liquidity Strategy) — N/A (b)(p)
Total $ 464 0.19%

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Assets (as defined below); 0.70% of the next $50 million of Combined Assets; 0.60% of the next $100 million of Combined
Assets; and 0.55% of Combined Assets in excess of $200 million.
“Combined Assets” shall mean the sum of: the net assets of each portion of the Value Portfolio, Growth Portfolio, and
Institutional U.S. Portfolio allocated to Echo Street.
(b) Specialist Manager approved by the Board but a strategy to which no assets were allocated during the period ended
December 31, 2023 .
(c) For assets allocated to an Index Strategy, for so long as the Combined Assets (as defined below) are greater than $2 billion, Mellon Investments Corporation (“Mellon”) receives a fee at the annual rate of 0.04% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawals or redemptions reduced such Combined Assets to
$2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.065%. Index
Strategy shall mean a portfolio wherein the Portfolio Manager seeks to approximate, over the long term, the performance of a specific market index.
For assets allocated to a Factor Strategy, for so long as the Combined Assets are greater than $2 billion, the fee shall be at the annual rate of 0.065% of the average daily net assets of the Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at annual rate of 0.075%. Factor Strategy shall mean a portfolio wherein the Portfolio Manager seeks to implement a strategy developed by Hirtle Callaghan & Co. or an affiliate with the objective of obtaining exposure to one or more factors such as value or quality within the U.S. equity markets.
“Combined Assets” shall mean the sum of: the net assets managed by Mellon in the Value Portfolio, Growth Portfolio,
Institutional U.S. Portfolio, Small Cap-Mid Cap Portfolio, International Portfolio, Institutional International Portfolio, Emerging
Markets Portfolio, and the net assets managed by Mellon using these strategies in other investment advisory accounts for which
HC Capital Solutions serves as investment adviser.
(d) With respect to its Liquidity Strategy, Parametric Portfolio Associates, LLC (“Parametric”), a part of the asset management division of Morgan Stanley Investment Management, receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.15% of the first $50 million of the Combined Liquidity Assets (as defined below);
0.10% of the next $100 million of Combined Liquidity Assets; and 0.05% of Combined Liquidity Assets over $150 million.
Parametric is also entitled to receive a flat fee of $10,000 per year for each Portfolio. One Twelfth of the flat fee with respect to any given Portfolio will be waived with respect to each calendar month during which no Portfolio assets were allocated to the
Liquidity Strategy in that Portfolio.
“Combined Liquidity Assets” shall mean the sum of: the net assets of that portion of each Portfolio managed by Parametric for investment in its Liquidity Strategy.
(e) With respect to its Targeted Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the rate of 0.05%. Parametric is also entitled to receive a flat fee of $5,000 per year for each Portfolio, provided that such fee will be waived with respect to each calendar year during which no Portfolio assets were allocated to the Targeted Strategy in that Portfolio.
(f) With respect to its Tax-Managed Custom Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears at the annual rate of 0.10% of the first $250 million of the Combined Tax-Managed Custom Strategy Assets (as
defined below); 0.09% of the next $250 million of the Combined Tax-Managed Custom Strategy Assets; 0.08% of the next $500 million of the Combined Tax-Managed Custom Strategy Assets; and 0.07% of the Combined Tax-Managed Custom Strategy
Assets over $1 billion.
“Combined Tax-Managed Custom Strategy Assets” shall mean the sum of: the net assets of that portion of each of the other Portfolios of the Trust allocated to Parametric from time to time for investment in their Tax-Management Custom Core
Strategy.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
(g) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $5,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to each calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(h) Jennison Associates LLC (“Jennison”) is entitled to receive an annual fee of no more than 0.30% of average daily net assets of that portion of the Growth Portfolio and Institutional U.S. Portfolio allocated to Jennison (the “Jennison Accounts”).
While the rate at which Jennison’s fee for managing the Portfolios will not exceed 0.30%, the fee may decrease based on the aggregate market value of the Jennison Accounts and certain other assets managed by Jennison (which may pay fees exceeding
0.30%) for the benefit of certain investors who are clients of the Trust’s primary adviser at the following annual rates:
— 0.75% on the first $10 million;
— 0.50% on the next $30 million;
— 0.35% on the next $25 million;
— 0.25% on the next $335 million;
— 0.22% on the next $600 million;
— 0.20% on the next $4 billion; and
— 0.25% on the balance
(i) Monashee Investment Management LLC (“Monashee”) receives a fee, which shall be calculated daily and payable monthly in arrears, at an annual rate of 0.45% of the average daily net assets when the total Outside Assets are less than $250 million (as defined below). Outside assets from $250 million to $500 million at 0.40%, from $500 million to $750 million at
0.35%; from $750 million to $1 billion at 0.30%; from $1 billion to $2 billion at 0.20%; and at 0.10% if the outside assets are over $2 billion.
“Outside Assets” shall mean all assets managed, advised, sub-advised, or otherwise by Monahsee and/or its affiliates using an investment program that is the same as, or substantially similar to, the invest program of the Portfolio.
(j) Wellington Management Company, LLP (“Wellington”) receives a fee, which shall be payable monthly in arrears of
0.75% of the average daily net assets of the first $50 million of the Combined Assets (as defined below). On Combined Assets over $50 million, the fee shall be at the annual rate of 0.65% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets of the Institutional U.S. Portfolio and assets in the same investment strategy as the Portfolio that are managed by Wellington for certain other clients of the Trust’s primary adviser.
(k) RBC Global Asset Management (U.K.) Limited (“RBC”) receives a fee based on the average daily net assets, payable monthly, of that portion of assets managed by RBC, at the annual rate of 0.55% of the first $50 million; 0.50% of the next $50 million; and 0.45% exceeding $100 million.
RBC’s Portfolio Management Agreement was terminated on August 21, 2023.
(l) City of London Investment Management Company, Limited (“CLIM”) receives a fee, which shall be calculated daily and payable monthly in arrears at the annual rate of 0.80% of the first $50 million of the Combined Assets (as defined below)
and 0.40% of the Combined assets exceeding $50 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the International Portfolio and the Institutional International Portfolio; and the net assets invested in the same strategy as the Portfolios that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(m) For its services to the International Portfolio and the Institutional International Portfolio, Mellon receives differing fees from each Portfolio with respect to each of Mellon’s Developed Index Strategy, Developed Factor Strategy, and Emerging
Markets Strategy calculated based on the average daily net assets of that portion of the assets of the Portfolio managed by it.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
For assets allocated to a Developed Index Strategy (the “Index Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.05% of the average daily net assets of the Index
Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemption reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Index Account at an annual rate of 0.06%.
For assets allocated to a Developed Factor Strategy (the “Factor Account”), for so long as the Combined Assets (as defined below) are greater than $2 billion, the fee shall be at the annual rate of 0.075% of the average daily net assets of the Factor
Account. If the Combined Assets are reduced to $2 billion or less due to withdrawals or redemptions, beginning with the start of the first calendar year following the date on which such withdrawal or redemptions reduced such Combined Assets to $2 billion or less, the fee shall be calculated based on average daily net assets of the Account at an annual rate of 0.085%.
For assets allocated to an Emerging Markets Strategy (the “EM Account”), for so long as the aggregate assets allocated to Mellon for all of its passive equity mandates (including accounts for other clients of the Advisor and certain of its affiliates besides the Trust) exceed $2 billion, the fee shall be at the annual rate of 0.13% of the average daily net assets of the EM
Account. Should these aggregate assets fall below $2 billion; the fee will be calculated at an annual rate of 0.15% for those assets allocated to emerging markets strategies.
The term “Combined Assets” means the sum of: (i) the net assets of the Value Portfolio, Growth Portfolio, Institutional
U.S. Portfolio, Small Cap-Mid- Cap Portfolio, International Portfolio, Institutional International Portfolio and the Emerging
Markets Portfolio of the Trust (“collectively the “Trust Portfolios”) managed by the Mellon; and (ii) the net assets of each other investment advisory account for which HC Capital Solutions or one of its affiliates serves as investment adviser and for which
Mellon provides portfolio management services using the strategies employed in Trust Portfolios.
(n) CLIM receives a fee, which shall be calculated daily and payable quarterly in arrears at the annual rate of 1.00% of the first $100 million of the Combined Assets (as defined below); 0.80% of the next $100 million of Combined Assets; and 0.50%
of Combined Assets exceeding $200 million.
“Combined Assets” shall mean the sum of: the average daily net assets managed by CLIM in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by CLIM for certain other clients of the Trust’s primary adviser.
(o) XY Investments (HK) Limited receives a fee, which shall be payable monthly in arrears at the annual rate of 1.00% of the average daily net assets of the Account. The annual rate shall be reduced to 0.90% once the assets under management with respect to the Portfolio Manager’s and its affiliates Offshore Strategy (as defined below) exceeds $2 billion.
“Offshore Strategy” shall mean any vehicle, fund, account or other product utilizing a quantitative enhanced index investment strategy of investing in a China A-share market, but excluding any vehicle, fund, account or product dedicated solely to the Portfolio Manager’s Shanghai business.
XY’s Portfolio Management Agreement was terminated on December 29, 2023.
(p) With respect to its Options Overlay Strategy, Parametric receives a fee, which shall be calculated daily and payable in arrears, of $4,500 per calendar month for each Portfolio, provided that such fee will be waived with respect to the calendar month during which no Portfolio assets were allocated to the Options Overlay Strategy in that Portfolio.
(q) MacKay Shields, LLC receives a fee which shall be payable monthly in arrears at the annual rate on 0.40% on the first
$100 million of the average daily net assets of the Account and 0.35% on daily average net assets over $100 million.
(r) Insight North America LLC (“Insight”) receives a fee, which shall be calculated daily and payable quarterly, at an annual rate of 0.25% for the first $100 million of the Combined Assets (as defined below); and 0.15% of the Combined Assets exceeding $100 million. Insight is entitled to receive a fee at an annual rate not to exceed 0.20% of the Combined Assets.
“Combined Assets” shall mean the sum of: the net assets managed by Insight in the Portfolio and the net assets invested in the same strategy as the Portfolio that are managed by Insight for the benefit of certain investors who are clients of the Trust’s primary adviser.

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Pursuant to discretionary investment advisory agreements between the Trust and the Adviser, the Adviser was paid a fee which accrued daily and paid monthly at an annual rate of 0.05% of average daily net assets per Portfolio. Since September
18, 2023, the Adviser receives no fee for its services. The fees that the Adviser receives are listed as “Management fees”
on the Statements of Operations. The Adviser continuously monitors the performance of various investment management organizations, including the Specialist Managers retained by the Trust, and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. The Adviser is also authorized to allocate and reallocate assets among
Specialist Managers in multi-manager portfolios of the Trust from time to time without additional authorization of the Board.
In addition, the Adviser makes its officers available to serve as officers and/or Trustees of the Trust, and maintains office space sufficient for the Trust’s principal office. The Securities and Exchange Commission has issued an order that permits the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio under certain circumstances. During the period the
Advisor voluntarily waived fees or reimbursed certain expenses reflected as “Expenses waived and/or reimbursed by Adviser”
on the Statement of Operations. Such amounts are not recoupable in subsequent periods.
Citi Fund Services Ohio, Inc. (“Citi”) provides the Portfolios with administrative and fund accounting services. The fees for these services are disclosed as “Administrative service fees” on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0506% of the Trust’s Portfolios’ average daily net assets up to $6 billion;
0.0047% of the Trust’s Portfolios’ average daily net assets between $6 billion and $12 billion; and 0.0276% of average daily net assets in excess of $12 billion. Citi receives additional fees paid by the Trust for compliance services, regulatory reporting services and reimbursement of certain expenses.
FIS Investor Services LLC, a wholly-owned subsidiary of Fidelity National Information Services, provides dividend and capital gains disbursing agent and transfer agency services. The fees for these services are disclosed as “Transfer agency fees”
on the Statements of Operations. The fees are accrued daily and payable on a monthly basis at an annual rate of 0.0034% of the
Trust’s Portfolios’ average daily net assets up to $6 billion; 0.0003% of the Trust’s Portfolios’ average daily net assets between
$6 billion and $12 billion; and 0.0019% of average daily net assets in excess of $12 billion.
Ultimus Fund Distributors, LLC (“Ultimus”) provides certain distribution services to the Trust. Ultimus receives an annual fee of $50,000 for performing the services listed under its agreement with the Trust. None of Ultimus’ duties under its agreement are primarily intended to result in the sale of Trust shares.
Foreside Fund Officer Services LLC (dba ACA Group) provides CCO services to the Trust pursuant to a Compliance
Services Agreement assigned to Foreside effective December 7, 2021 by Alaric Compliance Services LLC (“Alaric”) following
Foreside Financial Group, LLC’s acquisition of Alaric. Through December 31, 2023 the Trust paid an annual fee of $164,000 for such services.
4. PURCHASE AND SALE TRANSACTIONS. The aggregate cost of purchases and proceeds from sales of investment securities, other than long-term U.S. government securities, TBA securities and short-term securities and purchases and sales associated with in-kind transactions, for the period ended December 31, 2023 were as follows (amounts in thousands). Any

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
realized gains or losses from in kind redemptions are reflected on the Statements of Operations as net realized gains/(losses)
from in kind redemptions.
The aggregate cost of purchases and proceeds from sales of long-term U.S. government securities for the period ended
December 31, 2023 were as follows (amounts in thousands):
5. FEDERAL INCOME TAXES. It is the policy of each Portfolio to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the
Internal Revenue Code (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it (but not the shareholders) from all, or substantially all, federal income taxes. The Portfolios may, under certain circumstances, utilize equalization accounting for tax purposes by designating earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.
The Trust has evaluated tax positions taken or expected to be taken in the course of preparing each Portfolio’s tax returns to determine whether it is more likely than not (i.e., greater than 50-percent chance) that each tax position will be sustained upon examination by a tax authority based on the technical merits of the position. A tax position that meets the more- likely-than-
not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Tax positions taken in tax years remain subject to examination by tax authorities (generally the last three tax year ends 2021 to 2023 and the interim tax period since then). The determination has been made that there are no uncertain tax positions that would require the Portfolios to record a tax liability and, therefore, there is no impact to the
Portfolios’ financial statements. Furthermore, management of the Portfolios is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months
Excluding U.S. Government
Securities and In-Kind
Transactions
Associated with In-Kind
Transactions
Portfolio Purchases Sales Purchases Sales
Value Portfolio ............................. $ 16,595 $ 17,708 $ – $ 9,804
Growth Portfolio ............................ 28,929 33,915 – 32,087
Institutional U.S. Portfolio .................... 968,748 1,049,090 – –
Small Cap-Mid Cap Portfolio .................. 30,330 31,034 – –
ESG Growth Portfolio ....................... 31,904 2,947 – –
Catholic SRI Growth Portfolio ................. 679 1,464 – –
International Portfolio ........................ 78,945 88,115 – –
Institutional International Portfolio ............. 142,762 61,164 – –
Emerging Markets Portfolio ................... 89,789 74,723 – –
Core Fixed Income Portfolio .................. 26,864 20,997 – –
Corporate Opportunities Portfolio .............. 15,819 12,645 – –
U.S. Government Fixed Income Portfolio ........ 379,712 379,925 – –
U.S. Corporate Fixed Income Portfolio .......... 41,027 45,853 – –
U.S. Mortgage/Asset Backed Fixed Income
Portfolio .................................. 1,693 1,984 – –
Short-Term Municipal Portfolio ................ 8,608 11,475 – –
Intermediate Municipal Portfolio ............... 55,158 56,893 – –
Portfolio Purchases Sales
Core Fixed Income Portfolio ................................................ $ 3,819 $ 3,342
U.S. Government Fixed Income Securities Portfolio ............................. 101,780 92,992
U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio .................... 11,757 8,352

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
A. As of the latest tax year ended June 30, 2023 , the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/depreciation were as follows (amounts
in thousands):
The tax cost of investments includes the cost of securities, proceeds received from TBA sales commitments and any upfront premiums paid or received on derivatives, as applicable. The tax unrealized appreciation/depreciation amounts include securities, TBA sales commitments and derivatives that are not considered realized for tax purposes, as applicable.
The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax accretion methods for market discount, derivatives, and in-kind purchases by investors that, for tax purposes, created a controlling interest in a Portfolio.
B. Tax Characteristics of Distributions Paid
The tax characteristics of distributions paid during the fiscal year ended June 30, 2023 , was as follows (amounts in thousands):
Portfolio
Tax Cost of
Investments
Tax
Unrealized
Appreciation
Tax
Unrealized
(Depreciation)
Unrealized
Appreciation/
(Depreciation)
Value Portfolio .............................. $ 287,094 $ 380,105 $ (1,138) $ 378,967
Growth Portfolio ............................. 242,936 566,351 (3,344) 563,007
Institutional U.S. Portfolio ..................... 1,713,797 800,291 (63,598) 736,693
Small Cap-Mid Cap Portfolio ................... 43,663 33,305 (745) 32,560
ESG Growth Portfolio ........................ 120,377 52,334 (9,398) 42,936
Catholic SRI Growth Portfolio .................. 19,763 10,505 (1,305) 9,200
International Portfolio ......................... 331,345 215,805 (12,327) 203,478
Institutional International Portfolio .............. 701,648 127,021 (69,086) 57,935
Emerging Markets Portfolio .................... 673,506 146,010 (120,283) 25,727
Core Fixed Income Portfolio ................... 76,960 15 (5,000) (4,985)
Corporate Opportunities Portfolio ............... 217,036 493 (1,178) (685)
U.S. Government Fixed Income Portfolio ......... 973,191 100 (55,389) (55,289)
U.S. Corporate Fixed Income Portfolio ........... 292,269 1,052 (25,918) (24,866)
U.S. Mortgage/Asset Backed Fixed Income Portfolio 256,301 67 (23,541) (23,474)
Short-Term Municipal Portfolio ................. 69,712 150 (1,271) (1,121)
Intermediate Municipal Portfolio ................ 491,782 1,436 (16,797) (15,361)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
Amounts designated as “—” are $0 or have been rounded to $0.
* Total distributions paid may differ from what appears on the Statements of Changes in Net Assets because dividends for tax purposes are recognized when actually paid.
C. Components of Accumulated Earnings
As of their tax year ended June 30, 2023 , the components of accumulated earnings/(deficit) on a tax basis were as follows
(amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
* Total accumulated earnings/(deficit) may differ from the total distributable earnings amounts reported on the Statements of Assets and Liabilities due to certain temporary differences between book-basis and tax-basis.
Distributions Paid From:
Year
Ended June 30, 2023
Ordinary
Income
Net Long
Term Gains
Total Taxable
Distributions
Tax-Exempt
Distributions
Return of
Capital
Total
Distributions
Paid*
Value Portfolio ........................ $ 9,118 $ 2,531 $ 11,649 $ — $ — $ 11,649
Growth Portfolio ...................... 8,389 45,036 53,425 — — 53,425
Institutional U.S. Portfolio ............... 43,136 116,175 159,311 — — 159,311
Small Cap-Mid Cap Portfolio ............. 965 19 984 — 8 992
ESG Growth Portfolio .................. 2,350 54 2,404 — — 2,404
Catholic SRI Growth Portfolio ............ 440 208 648 — — 648
International Portfolio .................. 13,334 — 13,334 — — 13,334
Institutional International Portfolio ......... 10,005 423 10,428 — 6,505 16,933
Emerging Markets Portfolio .............. 13,347 — 13,347 — — 13,347
Core Fixed Income Portfolio .............. 2,209 — 2,209 — — 2,209
Corporate Opportunities Portfolio .......... 10,121 — 10,121 — — 10,121
U.S. Government Fixed Income Portfolio ..... 32,985 11 32,996 — — 32,996
U.S. Corporate Fixed Income Portfolio ...... 9,227 — 9,227 — — 9,227
U.S. Mortgage/Asset Backed Fixed Income
Portfolio ............................ 6,160 — 6,160 — — 6,160
Short-Term Municipal Portfolio ............ 74 — 74 1,388 — 1,462
Intermediate Municipal Portfolio ........... 293 — 293 7,112 — 7,405
Portfolio
Undistributed
Ordinary
Income/
Tax Exempt
Income
Undistributed
Long Term
Capital Gains
Accumulated
Earnings
Distributions
Payable
Accumulated
Capital and
Other Losses
Unrealized
Appreciation/
(Depreciation)
Total
Accumulated
Earnings/
(Deficit)
*
Value Portfolio ........... $ 102 $ 1,591 $ 1,693 $ — $ (19,429)
(a)
$ 378,967 $ 361,231
Growth Portfolio ......... 23 6,934 6,957 — (30,992)
(a)
563,007 538,972
Institutional U.S. Portfolio .. 21,683 79,411 101,094 — (267,607)
(a)
736,695 570,182
Small Cap-Mid Cap Portfolio — — — — (2,517) 32,559 30,042
ESG Growth Portfolio ..... 35 — 35 — (896) 42,936 42,075
Catholic SRI Growth Portfolio 22 — 22 — (175) 9,200 9,047
International Portfolio ..... 2,437 — 2,437 — (85,875)
(a)
203,678 120,240
Institutional International
Portfolio ............... — — — — — 57,884 57,884
Emerging Markets Portfolio . 11,594 — 11,594 — (88,016) 22,490 (53,932)
Core Fixed Income Portfolio . 28 — 28 — (3,436) (4,985) (8,393)
Corporate Opportunities
Portfolio ............... 804 — 804 — (24,580) (685) (24,461)
U.S. Government Fixed
Income Portfolio ......... 459 — 459 (288) (12,874) (55,289) (67,992)
U.S. Corporate Fixed Income
Portfolio ............... 378 — 378 (248) (7,788) (24,866) (32,524)
U.S. Mortgage/Asset Backed
Fixed Income Portfolio ..... 274 — 274 (173) (17,069) (23,472) (40,440)
Short-Term Municipal
Portfolio ............... 4 — 4 (10) (4,065) (1,121) (5,192)
Intermediate Municipal
Portfolio ............... 193 — 193 (60) (7,799) (15,361) (23,027)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
(a) Includes $19,429, $30,992, $255,165, and $30,363 of straddle losses which were deferred for the Value Portfolio, Growth Portfolio, Institutional U.S.
Portfolio and International Portfolio, respectively (amounts in thousands).
D. Capital Loss Carryforwards
As of their tax year ended June 30, 2023 , the following Portfolios had capital loss carryforwards (“CLCFs”) which do not expire as summarized below (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
(a) All or a portion are limited as a result of changes in ownership in connection with merger reorganization. Unused limitations during a year accumulate for future use in offsetting net capital gains.
E. Deferred Losses
Under current tax law, capital losses and specified ordinary losses realized after October 31 or non-specified ordinary losses realized after June 30 (ordinary losses collectively known as “late year ordinary loss”) may be deferred and treated as occurring on the first business day of the following fiscal year. The following Portfolios had net deferred losses, which will be treated as arising on the first day of the fiscal year ended June 30, 2024 (amounts in thousands):
Amounts designated as “—” are $0 or have been rounded to $0.
F. Book-To-Tax Differences
Distributions are based on amounts calculated in accordance with applicable federal tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature (e.g., net operating losses, reclassification of bond discount and premium, equalization accounting, treatment of gains and losses relating to foreign currency transactions, distribution re-characterization, in-kind redemptions and differing treatment of income relating to swap agreements), such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.
Portfolio
Short-Term
Amount
Long-Term
Amount Total
Institutional U.S. Portfolio .................................... $ 3,864 $ 8,577 $ 12,441
(a)
Small Cap-Mid Cap Portfolio .................................. 2,517 — 2,517
ESG Growth Portfolio ....................................... 896 — 896
International Portfolio ........................................ 55,512 — 55,512
Emerging Markets Portfolio ................................... 55,746 32,270 88,016
Core Fixed Income Portfolio .................................. 1,083 2,353 3,436
Corporate Opportunities Portfolio .............................. 9,830 14,750 24,580
U.S. Government Fixed Income Portfolio ........................ 8,304 4,570 12,874
U.S. Corporate Fixed Income Portfolio .......................... 2,084 5,704 7,788
U.S. Mortgage/Asset Backed Fixed Income Portfolio ............... 6,407 10,661 17,068
Short-Term Municipal Portfolio ................................ 1,364 2,701 4,065
Intermediate Municipal Portfolio ............................... 1,267 6,532 7,799
(a)
Portfolio
Post-October
Capital Losses
Late Year
Ordinary
Losses
Catholic SRI Growth Portfolio ............................................... $ 175 $ —

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
On the Statements of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows (amounts in thousands):
6. RISK CONSIDERATIONS.
Market Risk — Market risk is the risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole.
In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural environmental, or man-made disasters; financial, political, or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions, and the market in general, in ways that cannot necessarily be foreseen. Finally, key information about a security or market may be inaccurate or unavailable.
This is particularly relevant to investments in foreign securities.
Credit Risk — Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region.
Foreign Investment Risk — Investments in securities issued by non-U.S. companies and non-U.S. governments and their agencies may be adversely affected by the lack of timely or reliable financial information, political, social and/or economic developments abroad and foreign regulatory requirements and market practices. Securities denominated in foreign currencies are subject to the risk that the value of the foreign currency will decline in relation to the U.S. dollar. In addition, risks associated with foreign investments may be intensified in the case of investments in emerging-market countries, whose political, legal and economic systems are less developed and less stable than those of more developed nations.
Options Risk — Purchasing and writing put and call options are highly specialized activities and entail greater-than-
ordinary investments risks. If the Portfolio writes a put option, it incurs the risk that the market value of the underlying security or futures contract could decrease below the option’s exercise price. If this occurs, the option could be exercised and the portfolio would be forced to buy the underlying security or futures contract at a higher price than its current market value. When a Portfolio purchases an option, it will lose the premium paid for the option if the price of the underlying security or futures contract decreases or remains the same (in the case of a call option) or increases or remains the same (in the case of a put option).
If an option purchased by the Portfolio were permitted to expire without being sold or exercised, its premium would represent a loss to the Portfolio.
Options Writing Strategy Risk — If the Index appreciates or depreciates sufficiently over the period to offset the new premium from the written option on that index, a net loss will result. In addition, the value of the index substitute is subject to change as the values of the component securities fluctuate. The performance of the index substitute may not exactly match the performance of the index. An index substitute reflects the underlying risks of the index and index substitute options are subject to the same risks as index options.
Floating Rate Investments Risk — Coupon rates on these investments are floating, not fixed, and are tied to a benchmark lending rate. The risks associated with floating rate loans are similar to the risks of below investment grade securities. Adverse changes in economic conditions are likely to cause issuers of these securities to be unable to meet their obligations. In addition,
Portfolio
Paid in
Capital
Distributable
Earnings/
(Loss)
Value Portfolio ........................................................... $ 1,863 $ (1,863)
Growth Portfolio .......................................................... 8,101 (8,101)
Institutional U.S. Portfolio .................................................. (43) 43
Small Cap-Mid Cap Portfolio ................................................ (8) 8
Institutional International Portfolio ........................................... (6,505) 6,505
U.S. Corporate Fixed Income Portfolio ........................................ 3 (3)
Intermediate Municipal Portfolio ............................................. 3,304 (3,304)

HC CAPITAL TRUST
Notes to Financial Statements (continued) —December 31, 2023 (Unaudited)
bank loans are subject to the requirements of the underlying credit agreement governing such bank loan. These requirements may limit the eligible pool of potential bank loan holders by placing conditions or restrictions on sales and purchases of bank loans. Further, bank loans are not traded on an exchange and purchasers and sellers of bank loans rely on market makers, usually the administrative agent for a particular bank loan, to trade bank loans. These factors, in addition to overall market volatility, may negatively impact the liquidity of loans. Difficulty in selling a floating rate loan may result in a loss. Borrowers may pay back principal before the scheduled due date when interest rates decline, which may require the Portfolio to replace a particular loan with a lower-yielding security. There may be less extensive public information available with respect to loans than for rated, registered or exchange listed securities. The Portfolio may assume the credit risk of the primary lender in addition to the borrower, and investments in loan assignments may involve the risks of being a lender.
7. SIGNIFICANT SHAREHOLDERS.
Shareholders, including other funds, individuals, accounts, as well as the Portfolio’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Portfolio’s Shares and can be considered to “control” the Portfolio when that ownership exceeds 25% of the Portfolio’s assets (which may differ from control as determined in accordance with accounting principles generally accepted in the United States of America).
The following table includes the Portfolios which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities.
8. CONCENTRATION OF INVESTMENTS.
As of December 31, 2023 , the Corporate Opportunities Portfolio’s investment in the State Street Institutional Treasury
Plus Money Market Fund represented greater than 25% of the Portfolio’s net assets. The financial statements of the State Street
Institutional Treasury Plus Money Market Fund can be found by accessing the fund’s website at http://www.ssga.com .
As of December 31, 2023 , the Core Fixed Income Portfolio and the U.S. Government Fixed Income Securities Portfolio
both had an investment in in the Vanguard Intermediate-Term Treasury ETF that represented greater than 25% of each of the
Portfolio’s net assets. The financial statements of the Vanguard Intermediate-Term Treasury ETF can be found by accessing the fund’s website at https://investor.vanguard.com .
9. BUSINESS COMBINATIONS
Effective as of the close of business June 23, 2023, the Intermediate Municipal Portfolio acquired all of the assets and liabilities of the Intermediate Municipal Portfolio II (“Acquired Fund”), a series of the Trust, an open-end registered management investment company, pursuant to a Board-approved plan of reorganization dated March 14, 2023 (the “Plan)”.
Portfolio
Number of shareholders with
ownership of voting securities of
the Portfolio greater than 10%
and less than 25% of the total
Portfolio’s outstanding voting
securities
Number of shareholders with
ownership of voting securities
of the Portfolio greater than
25% of the total Portfolio’s
outstanding voting securities
Institutional U.S. Portfolio………. 1 —
Small Cap-Mid Cap Portfolio…………………. 1 1
ESG Growth Portfolio………………………… — 1
Catholic SRI Growth Portfolio……………………. 1 1
Institutional International Portfolio………. 1 —
U.S. Corporate Fixed Income Portfolio……………. 1 —
U.S. Government Fixed Income Portfolio……………. — 1
U.S. Mortgage/Asset Backed Fixed Income
Portfolio…… 1 —

HC CAPITAL TRUST
Notes to Financial Statements (concluded) —December 31, 2023 (Unaudited)
The acquisition was accomplished by a tax-free exchange of 7,302,990 Strategic Shares of the Intermediate Municipal
Portfolio, valued at $70,656,775 for 7,925,033 Strategic Shares of the Acquired Fund outstanding as of close of business June
23, 2023.
Pursuant to the Plan, all of the assets and liabilities of the Acquired Fund were transferred to the Intermediate Municipal
Portfolio. At the close of business June 23, 2023, the Acquired Fund's investments in securities had a fair value of $69,923,469 and identified cost of $74,656,941, representing unrealized depreciation of $4,733,472. For financial reporting purposes, assets received and shares issued by the Intermediate Municipal Portfolio were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Intermediate Municipal
Portfolio's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Fees and expenses of the reorganization were borne by the Acquired Portfolio and the Intermediate Municipal Portfolio,
based upon relative net assets, as provided by the Plan.
The acquisition did not result in a material change to the Acquired Fund’s investment portfolio due to the investment restrictions of the Intermediate Municipal Portfolio. Additionally, there are no material differences in accounting policies of the
Acquired Fund as compared to those of the Intermediate Municipal Portfolio.
10. SUBSEQUENT EVENTS.
Management has evaluated subsequent events through the date these financial statements were issued.
Based on the evaluation, no additional disclosures or adjustments were required to the financial statements as of December
31, 2023 .

HC CAPITAL TRUST
Additional Information — December 31, 2023 (Unaudited)

1. SECURITY PROXY VOTING. A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is contained in the Statement of Additional Information. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent twelve months ended December 31 is available without charge, upon request, by calling 800-242-9596 and on the Securities and Exchange Commission’s (“SEC”) website at
http://www.sec.gov .
2. SHAREHOLDER VOTES.
During the period ending December 31, 2023, no actions were taken by the shareholders of the Portfolios.
3. EXPENSE EXAMPLE. As a shareholder of the Trust, you incur ongoing costs, including management fees and other
Portfolio expenses. This example (as set forth in the table below) is intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1,
2023 through December 31, 2023 .
Actual Expenses: The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes: The table below provides information about hypothetical account values and hypothetical expenses based on each of the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Portfolio
Beginning
Account
Value
July 1, 2023
Ending
Account
Value
December
31, 2023
Expenses
Paid
During
Period
1
Annualized
Expense
Ratio
Value Portfolio ........
HC Strategic Shares Actual $ 1,000.00 $ 1,078.40 $ 0.94 0.18%
Hypothetical
2
$ 1,000.00 $ 1,024.23 $ 0.92 0.18%
Growth Portfolio .......
HC Strategic Shares Actual $ 1,000.00 $ 1,093.30 $ 1.32 0.25%
Hypothetical
2
$ 1,000.00 $ 1,023.88 $ 1.27 0.25%
Institutional U.S.
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,079.40 $ 1.41 0.27%
Hypothetical
2
$ 1,000.00 $ 1,023.78 $ 1.37 0.27%
Small Cap-Mid Cap
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,082.10 $ 1.41 0.27%
Hypothetical
2
$ 1,000.00 $ 1,023.78 $ 1.37 0.27%
ESG Growth Portfolio ..
HC Strategic Shares Actual $ 1,000.00 $ 1,072.50 $ 1.46 0.28%
Hypothetical
2
$ 1,000.00 $ 1,023.73 $ 1.42 0.28%
Catholic SRI Growth
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,080.30 $ 1.62 0.31%
Hypothetical
2
$ 1,000.00 $ 1,023.58 $ 1.58 0.31%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
4. ACCESS TO QUARTERLY HOLDINGS
A complete schedule of each Portfolio’s portfolio holdings for the first and third fiscal quarter of each fiscal year is filed with the SEC on Form N-PORT and is available on the SEC’s website at http://www.sec.gov .
Portfolio
Beginning
Account
Value
July 1, 2023
Ending
Account
Value
December
31, 2023
Expenses
Paid
During
Period
1
Annualized
Expense
Ratio
International Portfolio ...
HC Strategic Shares Actual $ 1,000.00 $ 1,058.20 $ 1.35 0.26%
Hypothetical
2
$ 1,000.00 $ 1,023.83 $ 1.32 0.26%
Institutional International
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,053.90 $ 1.65 0.32%
Hypothetical
2
$ 1,000.00 $ 1,023.53 $ 1.63 0.32%
Emerging Markets
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,050.30 $ 2.27 0.44%
Hypothetical
2
$ 1,000.00 $ 1,022.92 $ 2.24 0.44%
Core Fixed Income
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,032.40 $ 1.74 0.34%
Hypothetical
2
$ 1,000.00 $ 1,023.43 $ 1.73 0.34%
Corporate Opportunities
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,061.40 $ 1.55 0.30%
Hypothetical
2
$ 1,000.00 $ 1,023.63 $ 1.53 0.30%
U.S. Government Fixed
Income Portfolio ....
HC Strategic Shares Actual $ 1,000.00 $ 1,035.20 $ 0.61 0.12%
Hypothetical
2
$ 1,000.00 $ 1,024.53 $ 0.61 0.12%
U.S. Corporate Fixed
Income Portfolio ....
HC Strategic Shares Actual $ 1,000.00 $ 1,046.90 $ 1.03 0.20%
Hypothetical
2
$ 1,000.00 $ 1,024.13 $ 1.02 0.20%
U.S. Mortgage/Asset
Backed Fixed Income
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,032.50 $ 1.02 0.20%
Hypothetical
2
$ 1,000.00 $ 1,024.13 $ 1.02 0.20%
Short-Term Municipal
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,022.20 $ 1.52 0.30%
Hypothetical
2
$ 1,000.00 $ 1,023.63 $ 1.53 0.30%
Intermediate Municipal
Portfolio ...........
HC Strategic Shares Actual $ 1,000.00 $ 1,029.90 $ 1.53 0.30%
Hypothetical
2
$ 1,000.00 $ 1,023.63 $ 1.53 0.30%
1 Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 184/366 (to reflect the one half year period).
2 Represents the hypothetical 5% annual return before expenses.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
5. ADDITIONAL PORTFOLIO HOLDINGS INFORMATION
The following tables reflect the percentage of the net assets of each Portfolio attributable to the indicated industry sector, type of investments, as appropriate for the indicated Portfolio.
Value Portfolio
Investment Allocation
Percentage of
Net Assets
Information Technology ....................... 27.2%
Financials ....................................... 13.3%
Health Care ..................................... 12.4%
Consumer Discretionary ....................... 11.1%
Industrials ...................................... 10.1%
Communication Services ...................... 8.2%
Consumer Staples .............................. 6.1%
Energy .......................................... 3.6%
Real Estate ...................................... 2.8%
Materials ........................................ 2.7%
Utilities ......................................... 2.1%
Investment Company .......................... 0.3%
Total Investment Securities ................. 99.9%
Total Investments ......................... 99.9%
Growth Portfolio
Investment Allocation
Percentage of
Net Assets
Information Technology ....................... 30.8%
Consumer Discretionary ....................... 15.0%
Health Care ..................................... 12.5%
Financials ....................................... 11.8%
Industrials ...................................... 8.1%
Communication Services ...................... 7.8%
Consumer Staples .............................. 5.7%
Energy .......................................... 2.6%
Real Estate ...................................... 2.0%
Materials ........................................ 1.8%
Utilities ......................................... 1.6%
Investment Companies ........................ 0.2%
Total Investment Securities ................. 99.9%
Total Investments ......................... 99.9%
Institutional U.S. Portfolio
Investment Allocation
Percentage of
Net Assets
Investment Companies ........................ 28.8%
Information Technology ....................... 17.3%
Financials ....................................... 9.4%
Health Care ..................................... 8.2%
Consumer Discretionary ....................... 7.2%
Industrials ...................................... 6.7%
Communication Services ...................... 5.7%
Consumer Staples .............................. 5.1%
Real Estate ...................................... 4.3%
Energy .......................................... 2.2%
Utilities ......................................... 1.8%
Materials ........................................ 1.6%
Contingent Right ............................... 0.0%
Purchased Options ............................. 0.0%
Total Investment Securities ................. 98.3%
Other Financial Instruments
Futures ....................................... 0.1%
Written Options .............................. -0.0%
Total Investments ......................... 98.4%
Small Cap-Mid Cap Portfolio
Investment Allocation
Percentage of
Net Assets
Financials ....................................... 17.3%
Industrials ...................................... 16.6%
Health Care ..................................... 15.8%
Information Technology ....................... 12.8%
Consumer Discretionary ....................... 11.5%
Energy .......................................... 6.6%
Real Estate ...................................... 6.1%
Materials ........................................ 4.6%
Consumer Staples .............................. 3.2%
Communication Services ...................... 2.7%
Utilities ......................................... 2.3%
Investment Companies ........................ 1.8%
Contingent Rights .............................. 0.1%
Right ............................................ 0.0%
Warrant ......................................... 0.0%
Total Investment Securities ................. 101.4%
Total Investments ......................... 101.4%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
ESG Growth Portfolio
Investment Allocation
Percentage of
Net Assets
Information Technology ....................... 24.0%
Financials ....................................... 16.5%
Health Care ..................................... 12.8%
Consumer Discretionary ....................... 10.8%
Industrials ...................................... 10.4%
Consumer Staples .............................. 6.6%
Communication Services ...................... 6.1%
Energy .......................................... 5.2%
Materials ........................................ 3.7%
Utilities ......................................... 2.1%
Real Estate ...................................... 1.5%
Investment Company .......................... 0.1%
Warrant ......................................... 0.0%
Total Investment Securities ................. 99.8%
Total Investments ......................... 99.8%
Catholic SRI Growth Portfolio
Investment Allocation
Percentage of
Net Assets
Information Technology ....................... 27.6%
Financials ....................................... 18.7%
Consumer Discretionary ....................... 11.5%
Industrials ...................................... 8.8%
Communication Services ...................... 8.5%
Consumer Staples .............................. 6.4%
Energy .......................................... 5.6%
Health Care ..................................... 4.5%
Materials ........................................ 4.0%
Utilities ......................................... 2.5%
Real Estate ...................................... 1.8%
Investment Companies ........................ 0.0%
Warrant ......................................... 0.0%
Total Investment Securities ................. 99.9%
Total Investments ......................... 99.9%
International Portfolio
Investment Allocation
Percentage of
Net Assets
Financials ....................................... 18.9%
Industrials ...................................... 14.4%
Health Care ..................................... 9.6%
Consumer Discretionary ....................... 9.2%
Investment Companies ........................ 9.1%
Information Technology ....................... 8.7%
Consumer Staples .............................. 7.9%
Materials ........................................ 7.1%
Energy .......................................... 5.3%
Communication Services ...................... 3.2%
Utilities ......................................... 3.1%
Real Estate ...................................... 1.5%
Warrant ......................................... 0.0%
Purchased Options ............................. 0.0%
Total Investment Securities ................. 98.0%
Other Financial Instruments
Futures ....................................... 0.0%
Written Options .............................. -0.0%
Total Investments ......................... 98.0%
Institutional International Portfolio
Investment Allocation
Percentage of
Net Assets
Investment Companies ........................ 38.0%
Financials ....................................... 13.2%
Industrials ...................................... 9.7%
Health Care ..................................... 7.2%
Consumer Discretionary ....................... 6.7%
Information Technology ....................... 6.1%
Consumer Staples .............................. 5.1%
Materials ........................................ 4.1%
Energy .......................................... 3.2%
Communication Services ...................... 2.2%
Utilities ......................................... 1.9%
Real Estate ...................................... 0.6%
Purchased Options ............................. 0.0%
Total Investment Securities ................. 98.0%
Other Financial Instruments
Futures ....................................... 0.1%
Written Options .............................. -0.0%
Total Investments ......................... 98.1%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
Emerging Markets Portfolio
Investment Allocation
Percentage of
Net Assets
Financials ....................................... 18.3%
Information Technology ....................... 17.8%
Investment Companies ........................ 16.6%
Consumer Discretionary ....................... 10.7%
Communication Services ...................... 8.7%
Materials ........................................ 6.6%
Consumer Staples .............................. 5.0%
Industrials ...................................... 5.0%
Energy .......................................... 4.3%
Health Care ..................................... 2.5%
Utilities ......................................... 1.8%
Real Estate ...................................... 1.0%
Rights ........................................... 0.0%
Purchased Options ............................. 0.0%
Total Investment Securities ................. 98.3%
Other Financial Instruments
Futures ....................................... 0.3%
Written Options .............................. -0.0%
Total Investments ......................... 98.6%
Core Fixed Income Portfolio
Investment Allocation
Percentage of
Net Assets
Investment Companies ........................ 41.1%
U.S. Treasury Obligations ..................... 28.6%
U.S. Government Agency Mortgages ........ 12.5%
Financials ....................................... 4.7%
Energy .......................................... 1.9%
Communication Services ...................... 1.8%
Health Care ..................................... 1.5%
Information Technology ....................... 1.4%
Utilities ......................................... 1.1%
Consumer Discretionary ....................... 1.1%
Industrials ...................................... 1.0%
Collateralized Mortgage Obligations ......... 0.8%
Materials ........................................ 0.7%
U.S. Government Agency Securities ......... 0.7%
Consumer Staples .............................. 0.7%
Real Estate ...................................... 0.7%
Asset Backed Securities ....................... 0.2%
Total Investment Securities ................. 100.5%
Total Investments ......................... 100.5%
Corporate Opportunities Portfolio
Investment Allocation
Percentage of
Net Assets
Investment Companies ........................ 98.2%
Financial Services .............................. 0.0%
Total Investment Securities ................. 98.2%
Other Financial Instruments
Futures ....................................... 2.1%
Total Investments ......................... 100.3%
U.S. Government Fixed Income Portfolio
Investment Allocation
Percentage of
Net Assets
Investment Companies ........................ 53.6%
U.S. Treasury Obligations ..................... 44.7%
U.S. Government Agency Securities ......... 1.0%
Total Investment Securities ................. 99.3%
Other Financial Instruments
Futures ....................................... 0.5%
Total Investments ......................... 99.8%
U.S. Corporate Fixed Income Portfolio
Investment Allocation
Percentage of
Net Assets
Financials ....................................... 24.6%
Investment Companies ........................ 17.8%
Communication Services ...................... 9.5%
Energy .......................................... 9.1%
Health Care ..................................... 7.1%
Information Technology ....................... 6.4%
Utilities ......................................... 6.3%
Materials ........................................ 4.8%
Consumer Discretionary ....................... 4.7%
Consumer Staples .............................. 3.4%
Industrials ...................................... 3.2%
Real Estate ...................................... 2.9%
Total Investment Securities ................. 99.8%
Total Investments ......................... 99.8%
U.S. Mortgage/Asset Backed Fixed
Income Portfolio
Investment Allocation
Percentage of
Net Assets
U.S. Government Agency Mortgages ........ 86.7%
Investment Company .......................... 13.7%
Collateralized Mortgage Obligations ......... 5.3%
Asset Backed Securities ....................... 1.4%
Utilities ......................................... 0.1%
Total Investment Securities ................. 107.2%
TBA Sale Commitments .................... -0.2%
Total Investments ......................... 107.0%
Short-Term Municipal Portfolio
Investment Allocation
Percentage of
Net Assets
General Obligation ............................. 61.8%
Revenue Bonds ................................. 35.7%
Investment Company .......................... 0.3%
Total Investment Securities ................. 97.8%
Total Investments ......................... 97.8%

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
6. BOARD APPROVAL OF INVESTMENT ADVISORY CONTRACTS
The Trust’s investment adviser is HC Capital Solutions (the “Adviser”), an operating division of Hirtle Callaghan &
Co. LLC (“Hirtle Callaghan”). The Adviser provides overall investment management services with respect to HC Capital
Trust (the “Trust”) and each of its separate portfolios (“Portfolios”) pursuant to the terms of two separate agreements with the Trust (the “HC Contracts”). The Adviser is authorized under the HC Contracts to purchase and sell portfolio securities for the Portfolios. Day-to-day portfolio management services, however, are generally provided to the respective Portfolios by one or more investment advisory organizations (each a “Specialist Manager”) pursuant to the terms of separate investment advisory agreements (each a “Portfolio Management Agreement”). During the six-month period covered by this report, the
Trust offered seventeen Portfolios, sixteen of which were managed by two or more Specialist Managers. Each Specialist
Manager is responsible for providing day-to-day portfolio management services for that portion of a Portfolio’s assets allocated to it by, and under the supervision of, the Adviser.
During the period between July 1, 2023 and December 31, 2023, the Trust’s Board of Trustees (the “Board”):
Approved the continuation of certain Portfolio Management Agreements, as set forth below;
Approved amendments to the HC Contracts; and
Approved new Portfolio Management Agreements with Monashee Investment Management LLC (“Monashee”) relating to seven Portfolios.
In considering the information and materials described herein, the Trustees of the Trust who are not “interested persons”
of the Trust or the Adviser within the meaning of the Investment Company Act (the “Independent Trustees”) were represented by, and on multiple occasions met separately with, their independent legal counsel and were provided with a written description of their statutory responsibilities and the legal standards that are applicable to approvals of advisory agreements. In view of the broad scope and variety of factors and information, the Board did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching its conclusions to approve the various Portfolio Management Agreements and the amendment. Rather, the conclusions were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety.
Continuation of Certain Portfolio Management Agreements. The Portfolio Management Agreements approved for continuance during the period (collectively, the “Continuing Agreements”) are identified below, together with the Specialist
Managers subject to review during the period.
Intermediate Municipal Portfolio
Investment Allocation
Percentage of
Net Assets
Revenue Bonds ................................. 65.4%
General Obligation ............................. 26.3%
Investment Companies ........................ 5.3%
Certificates of Participation ................... 2.3%
Total Investment Securities ................. 99.3%
Total Investments ......................... 99.3%
Specialist Manager Portfolios
Echo Street Capital Management, LLC (“Echo Street”) The Value Equity Portfolio
The Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
Rhumbline Advisers Limited Partnership
(“Rhumbline”)
The Institutional U.S. Equity Portfolio
The Institutional International Equity Portfolio

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
In its deliberations with respect to each of the Continuing Agreements, the Board recognized that, under each such agreement, a Specialist Manager is responsible only for day-to-day investment decisions with respect that portion of a Portfolio’s assets allocated to it. The Board further recognized that the Specialist Managers do not participate in the administration of any of the Portfolios or in the distribution of shares of any of the Portfolios and thus receive limited, if any, benefit from their association with the Trust other than the fee paid to them by the respective Portfolios for investment management services.
In approving the Continuing Agreements, the Board concluded that continuation of each of the Continuing Agreements was in the best interests of each respective Portfolio and consistent with the expectations of shareholders of the Portfolios.
While the Board did not identify any particular factor as controlling, the Board gave substantial weight to the fact that the
Trust is designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of
Hirtle Callaghan’s clients; and that shares of the respective Portfolios are generally available only to such clients. With respect to the nature, extent and quality of the services provided by each of the Specialist Managers, the Board was informed with respect to the specific investment process employed by each of the Specialist Managers in managing the assets of the respective
Portfolios allocated to them and the qualifications of each Specialist Manager’s investment management personnel. The Board was also informed with respect to each Specialist Manager’s infrastructure and whether it appears to adequately support the strategies being implemented for the various Portfolios. The Board concluded that the nature, extent and quality of the portfolio management services provided by each of the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the respective Portfolios and, thus, supported a decision to approve the continuation of each of the Continuing
Agreements.
The Board also considered representations made by the Adviser that the performance achieved by the relevant Specialist
Managers was consistent with the Adviser’s expectations in the context of the overall objectives, and multi-manager strategy, of each of the respective Portfolios. During the course of its deliberations, the Board was informed with respect to publicly available information assembled by a third-party service provider about the performance of peer funds managed by other investment advisory organizations. The Board did not specifically rely on such information but based its conclusions on the facts and circumstances related to each Portfolio.
XY Investments (HK) Limited (“XY Investments”) The Emerging Markets Portfolio
Wellington Management Company, LLP
(“Wellington”)
The Institutional U.S. Equity Portfolio
Mellon Investments Corporation (“Mellon”) The Value Equity Portfolio
The Growth Equity Portfolio
The Institutional U.S. Equity Portfolio
The Small Capitalization-Mid Capitalization Equity
Portfolio
The ESG Growth Portfolio
The Catholic SRI Growth Portfolio
The International Equity Portfolio
The Institutional International Equity Portfolio
The Emerging Markets Portfolio
The Core Fixed Income Portfolio
The Corporate Opportunities Portfolio
The U.S. Government Fixed Income Securities
Portfolio
The U.S. Mortgage/Asset Backed Fixed Income
Securities Portfolio
The U.S. Corporate Fixed Income Securities
Portfolio

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
With respect to Echo Street, the Board was informed that Echo Street’s investment process seeks to pay reasonable prices for securities of companies that are growing faster than the broader market. The Board was informed that, as of the date of the
Meeting, Echo Street was only actively managing assets for the Institutional U.S. Equity Portfolio. The Board was also informed that, while in the most recent 1- and 3-year periods the returns of Echo Street’s portion of that Portfolio underperformed the returns of both the peer group median and benchmark index, another fund managed by Echo Street using the same investment approach had outperformed both the peer group median and the benchmark over the long-term.
With respect to RhumbLine, the Board was informed that the firm’s investment process was to produce returns that closely track a particular benchmark index using both full replication and optimization approaches. While RhumbLine had not yet managed any Trust assets for a long enough period to have a meaningful performance history, the Board was informed with respect to the firm’s composite performance history, which showed accurate tracking of the appropriate benchmarks over time.
With respect to XY Investments, the Board was informed that the firm invests in swaps that provide the returns of China
A Shares using a fundamentally-driven quantitative investment approach. The Board noted that, for the one-year period the firm had outperformed its benchmark index, while underperforming that index for the three-year period and having mixed results when compared with select peer funds, outperforming some and underperforming others.
With respect to Wellington, the Board was informed that the portion of The Institutional U.S. Equity Portfolio managed by Wellington outperformed the appropriate benchmark index and an appropriate peer group of funds for the one -, three- and five-year periods ended September 30, 2023.
With respect to Mellon, the Board was informed that the firm managed assets for equity Portfolios of the Trust using several different strategies – both indexing strategies and factor-based strategies, and that the Adviser allocates Portfolio assets among these strategies. With respect to fixed income Portfolios, the Board was informed that the firm generally uses passive investment strategies intended to mirror the returns of the applicable benchmark indices. The Board was informed that Mellon had assets allocated to it in eight of the Portfolios for which it is under contract, employing eleven different strategies, and that it had outperformed the applicable benchmark indices for all but one of the strategies employed for equity Portfolios since the respective inceptions of such accounts, and that four of these strategies, in the ESG Growth, Catholic SRI Growth, Institutional
International and Emerging Markets Portfolios, Mellon had outperformed their respective indices by more than 0.10%. The one strategy that had not outperformed its benchmark index underperformed the index by 0.02%. The Board was also informed that, for the strategies employed for fixed income Portfolios, since the respective inceptions of such accounts, one strategy had matched its benchmark index exactly while the other three had underperformed their respective indices by between 0.04% and
0.13%.
In concluding that continuation of the Continuing Agreements was appropriate, the Board did not rely upon any single factor but gave considerable weight to the Adviser’s recommendations and its assessment of each Specialist Manager’s overall compliance profile and the success and future ability of each Specialist Manager in capturing the respective Portfolios’ desired asset classes. Based on the foregoing, the Board concluded that the performance of the Specialist Managers was satisfactory, and that continuation of such contracts was in the best interest of shareholders of the respective Portfolios. The Board also concluded that the nature, extent and quality of the portfolio management services provided by the Specialist Managers were satisfactory in light of the specific strategies employed on behalf of the Portfolios and, thus, supported a decision to approve the continuation of the Continuing Agreements.
The Board also concluded that the rates at which the Specialist Managers are compensated under the Continuing
Agreements are reasonable. In reaching this conclusion, the Board had before it financial information about the Specialist
Managers relating to factors such as comparable fees charged to peer funds and/or other institutional clients by the Specialist
Managers for similar services, costs incurred by the Specialist Managers in providing services to the Portfolios and/or the
Specialist Managers’ profitability. With respect to certain Specialist Managers, the Board noted that the fees Portfolios included breakpoints intended to recognize economies of scale achieved as the level of assets in the respective accounts increases.
With respect to Echo Street, the Board was informed that the firm received an annual fee of no more than 0.85%, with a breakpoint schedule providing for lower fees at greater asset levels down to 0.55% for assets over $200 million, and that for
Portfolio in which Echo Street was actively managing assets, The Institutional U.S. Equity Portfolio, this fee schedule resulted in an annual fee for the past year that was slightly higher than the comparable industry average fee.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
With respect to RhumbLine, the Board was informed that the firm was entitled to receive a fee of either 0.04% or 0.05%, depending on the Portfolio, and that these fee levels were well below the average industry fees.
With respect to XY Investments, the Board was informed that the firm received an annual fee of 1.00%, with the possibility of that fee lowering as the firm’s total assets under management increased. It was noted that this fee was higher than the comparable industry average fees.
With respect to Wellington in The Institutional U.S. Equity Portfolio, the Board was informed that Wellington received an effective fee for the period of 0.73%, while the average advisory fee for peer funds was 0.58%. With respect to the higher effective fee, the Adviser informed the Board that Wellington was managing a portfolio of real estate related securities within the broader U.S. equity scope of the overall Portfolio and that the average industry advisory fee for real estate focused funds was more in line with the fee paid by the Portfolio to Wellington.
With respect to Mellon, the Board was informed with respect to the fact that the firm is entitled to multiple different fee arrangements, depending on asset class, asset levels and strategy and that these fee levels range from 0.04% to 0.15% for equity Portfolios and from 0.06% to 0.25% for fixed income Portfolios. Effective fees paid during the period were 0.06% for
The Institutional U.S. Equity Portfolio, 0.10% for each of the ESG Growth and Catholic SRI Growth Portfolios, 0.06% for The
Institutional International Equity Portfolio, 0.13% for The Emerging Markets Portfolio and 0.06% for the Core Fixed Income,
U.S. Government Fixed Income Securities and U.S. Mortgage/Asset Backed Fixed Income Securities Portfolios. The Board
was informed that each of these fees was equal to or lower than the comparable industry average fees, except for The Emerging
Markets Portfolio which had an effective fee that was one basis point above its comparable industry average fee.
In considering this information, the Board gave substantial weight to the fact that the rates at which each Specialist
Manager is compensated were determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser. Accordingly, the Board determined that the profitability to each of each of the Specialist Managers from their relationships with the Trust Portfolios was not a material factor in its deliberations with respect to the consideration of the approval of the Continuing Agreements.
Approval of Amendments to the HC Contracts. During the period, the Board also approved the Amendments to the
HC Contracts related to each of the Trust Portfolios. The Board was informed with respect to the fact that, historically, the Trust had paid the Adviser a management fee at the annual rate of 0.05% of each Portfolios assets and that Hirtle Callaghan had then waived its clients’ advisory fees by 0.05% to the extent that a client’s assets were invested in one or more Trust Portfolios. At its meeting in September, 2023, the Board approved the Amendments, which eliminated the management fee payable to the Adviser.
In approving the Amendments, the Board concluded that the elimination of the fee payable to the Adviser at the Trust level, while not effectively impacting the fees ultimately paid by clients of Hirtle Callaghan on their Trust investments, would save the
Adviser the time and expense of calculating and processing client-level fee waivers and improve shareholder communications with respect to fee calculations. Based on all of the information presented, the Board concluded that implementation of the
Amendments was in the interests of shareholders of the Portfolios.
Approval of New Portfolio Management Agreements with Monashee. At its Special Meeting held on August 17,
2023, the Board approved seven new Portfolio Management Agreements with Monashee related to The Value Equity Portfolio,
The Growth Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional
International Equity Portfolio, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio (the “Affected
Portfolios”).
Based upon the Adviser’s recommendation, it was determined by the Board that the engagement of Monashee to manage the options overlay strategy (the “Strategy”) employed for Affected Portfolios was appropriate. Accordingly, the Board approved the terms of the respective new Portfolio Management Agreements (collectively, the “Agreements”) between the Trust and
Monashee.
In connection with its deliberations, the Board reviewed and considered information that it had requested and received from Monashee, as well as information provided to it by the Adviser. In addition, the Board had the opportunity to meet with and ask questions of principals of Monashee.

HC CAPITAL TRUST
Additional Information (continued) — December 31, 2023 (Unaudited)
In concluding that the approval of the Agreements was in the best interests of the Affected Portfolios and consistent with the expectations of their shareholders, the Board gave substantial weight to the Adviser’s views, as well as the Adviser’s assessment of the potential contribution to the respective Affected Portfolios of Monashee’s management of the Strategy. The
Board noted the Adviser’s explanation that Monashee would be well positioned to manage all aspects of the Strategy.
Other factors considered by the Board in approving the Agreements included the nature, extent and quality of the services expected to be provided by Monashee, and the Adviser’s expectations for the Affected Portfolios. The Board also reviewed and considered, among other things, the qualifications, background and experience of the investment personnel at Monashee who would be responsible for the day-to-day portfolio management of the Affected Portfolios’ allocated assets, noting that the individual expected to be primarily responsible for the Strategy had initially implemented the Strategy for the Portfolios while employed by the Adviser; Monashee’s experience in managing other funds and accounts; Monashee’s financial condition; and
Monashee’s policies and procedures designed to prevent violations of the Federal Securities laws (as defined in Rule 38a-1 under the 1940 Act).
In its deliberations with respect to each of the Agreements, the Board recognized that, under each such agreement,
Monashee would be responsible only for day-to-day investment decisions with respect to that portion of an Affected Portfolio’s assets allocated to it. The Board further recognized that Monashee would not participate in the administration of any of the
Affected Portfolios or in the distribution of shares of any of the Affected Portfolios and thus would receive limited, if any, benefit from its association with the Trust other than the fee paid to it by the respective Affected Portfolios for investment management services.
The Board also determined that the rate at which Monashee would be compensated for its services under the Agreements was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the performance and fee structures of funds similar to the Affected Portfolios managed by other investment advisers (the “peer group”) and with information from Monashee regarding the fee structures of their similarly-managed accounts. While the Board found this information useful as an indication of the range of fees and services in the peer group and among similarly-managed accounts of the proposed managers, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of the Affected Portfolios and of the Trust as a whole and the fact that the terms of the Agreements were determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser.
The Board also recognized that the overall levels of advisory fees experienced by the Affected Portfolios depends upon the manner in which its assets are allocated among the various Specialist Managers serving the Affected Portfolios at any given time.
In concluding that implementation of the Agreements would be appropriate and, further, that approval of the Agreements was in the best interests of shareholders of the Affected Portfolios, the Board considered it of importance that, like all of the
Portfolios of the Trust, the Affected Portfolios are designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of investment advisory clients of the Adviser and its affiliates and that shares of the Affected
Portfolios are generally available only to such clients.
Subsequently, at a Special Meeting held on November 29, 2023, (the “Meeting”) the Board approved seven additional new Portfolio Management Agreements (the “New Agreements”) with Monashee related to the Affected Portfolios.
The Board was informed that a pending change in the ownership structure of Monashee would result in the automatic termination of the then-existing Agreements between the Trust and the Affected Portfolios. Based upon the Adviser’s recommendation, it was determined by the Board that the continuation of the engagement of Monashee to manage the Strategy was appropriate. Accordingly, the Board approved the terms of the respective New Agreements between the Trust and Monashee.
In connection with its deliberations, the Board reviewed and considered information that it had requested and received from Monashee, as well as information provided to it by the Adviser at both the Meeting and the special Board meeting held on
August 17, 2023.

HC CAPITAL TRUST
Additional Information (concluded) — December 31, 2023 (Unaudited)
In concluding that the approval of the New Agreements was in the best interests of the Affected Portfolios and consistent with the expectations of their shareholders, the Board gave substantial weight to the Adviser’s views, as well as the Adviser’s assessment of the contribution to the respective Affected Portfolios of Monashee’s management of the Strategy.
Other factors considered by the Board in approving the New Agreements included the nature, extent and quality of the services provided by Monashee, and the Adviser’s expectations for the Affected Portfolios. The Board also reviewed and considered, among other things, the qualifications, background and experience of the investment personnel at Monashee who were responsible for the day-to-day portfolio management of the Affected Portfolios’ allocated assets, noting again that the individual primarily responsible for the Strategy had initially implemented the Strategy for the Portfolios while employed by the Adviser; Monashee’s experience in managing other funds and accounts; Monashee’s financial condition; and Monashee’s policies and procedures designed to prevent violations of the Federal Securities laws (as defined in Rule 38a-1 under the 1940
Act).
In its deliberations with respect to each of the New Agreements, the Board recognized that, under each such agreement,
Monashee was responsible only for day-to-day investment decisions with respect to that portion of an Affected Portfolio’s assets allocated to it. The Board further recognized that Monashee did not participate in the administration of any of the Affected
Portfolios or in the distribution of shares of any of the Affected Portfolios and thus received limited, if any, benefit from its association with the Trust other than the fee paid to it by the respective Affected Portfolios for investment management services.
The Board also determined that the rate at which Monashee was compensated for its services under the New Agreements was reasonable. During the course of its deliberations, the Board was provided with publicly available information assembled by a third-party service provider about the fee structures of funds similar to the Affected Portfolios managed by other investment advisers (the “peer group”). While the Board found this information useful as an indication of the range of fees and services in the peer group, the Board did not specifically rely upon such comparisons, but based its findings primarily on the specific facts and circumstances of the Affected Portfolios and of the Trust as a whole and the fact that the terms of the New Agreements were determined as a result of arms-length negotiations conducted by the officers of the Trust and the Adviser.
The Board also recognized that the overall levels of advisory fees experienced by the Affected Portfolios depends upon the manner in which its assets are allocated among the various Specialist Managers serving the Affected Portfolios at any given time.
In concluding that implementation of the New Agreements would be appropriate and, further, that approval of the New
Agreements was in the best interests of shareholders of the Affected Portfolios, the Board considered it of importance that, like all of the Portfolios of the Trust, the Affected Portfolios are designed primarily to serve as a vehicle through which the Adviser implements asset allocation strategies on behalf of investment advisory clients of the Adviser and its affiliates and that shares of the Affected Portfolios are generally available only to such clients.

HC CAPITAL TRUST
8/23
Trustees
GEOFFREY A. TRZEPACZ*
JOHN M. DYER
JARRETT B. KLING
R. RICHARD WILLIAMS
RICHARD W. WORTHAM III
* ‘Interested Person’ as that term is defined in the Investment Company Act of 1940.
Investment Adviser
HC Capital Solutions
Five Tower Bridge
300 Barr Harbor Drive, 5th Floor
West Conshohocken, PA 19428
Administrator
Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219
Distributor
Ultimus Fund Distributors, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246
Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Independent Registered Public Accounting Firm
Grant Thornton LLP
Two Commerce Square
2001 Market Street, Suite 700
Philadelphia, PA 19103
Custodian
State Street Bank and Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
This report is for the information of the shareholders of HC Capital Trust. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus. The prospectus contains more complete information, including investment objectives, risks, fees and expenses and should be read carefully before investing or sending any money.

Item 2. Code of Ethics.

Not Applicable.

Item 3. Audit Committee Financial Expert.

Not Applicable.

Item 4. Principal Accountant Fees and Services.

Not Applicable.

Item 5.    Audit Committee of Listed Registrants.

Not Applicable.

Item 6.   Schedule of Investments.

(a)
Not Applicable.
(b)
Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s
principal executive officer and principal financial officer have concluded
, based on their
evaluation of the
Registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)           There were no changes in the Registrant’s internal control over financial reporting
(as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (“the Act”) (17 CFR 270.30a-3(d))
that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosures of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.
Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 14. Exhibits.

(a)(1) Not Applicable.
(a)(2)
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.
(a)(3)
Not Applicable.
(b) Certifications pursuant to Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          HC Capital Trust

By (Signature and Title)    /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date                                       February 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Colette Bergman
Colette Bergman, Principal Financial Officer

Date:                                      February 29, 2024

By (Signature and Title)     /s/ Geoffrey Trzepacz
Geoffrey Trzepacz, Principal Executive Officer

Date:                                      February 29, 2024